Registration Nos. 33-7647
                                                                        811-4782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                       |X|

Pre-Effective Amendment No.                                                  |_|
Post-Effective Amendment No. 104                                             |X|

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               |X|

Amendment No. 105                                                            |X|
(Check appropriate box or boxes)

                               HSBC INVESTOR FUNDS
               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    (Address of principal executive offices)
       Registrant's Telephone Number, including area code: (617) 470-8000

                         Richard A. Fabietti, President
                                452 Fifth Avenue
                            New York, New York 10018
                     (Name and address of agent for service)
                  Please send copies of all communications to:

                              David J. Harris, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
      |X|   immediately upon filing pursuant to paragraph (b) of Rule 485
      |_|   on [date] pursuant to paragraph (b) of Rule 485
      |_|   60 days after filing pursuant to paragraph (a) (1) of Rule 485
      |_|   on [date] pursuant to paragraph (a)(1) of Rule 485
      |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
      |_|   on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
      |_|   this  post-effective  amendment  designates a new effective date for previously filed post-effective amendment.

HSBC Investor Funds

Prospectus and Privacy Policy

February 28, 2007

   Class A Shares              Class B Shares           Class C Shares

FIXED INCOME FUNDS:

HSBC Investor Core Fixed Income Fund

HSBC Investor Core Plus Fixed Income Fund

HSBC Investor Global Emerging Markets Fixed Income Fund

HSBC Investor Global Fixed Income Fund
(U.S. Dollar Hedged)

HSBC Investor Global Fixed Income Fund

HSBC Investor High Yield Fixed Income Fund

HSBC Investor Intermediate Duration
Fixed Income Fund

HSBC Investor New York Tax-Free Bond Fund

HSBC Investor Short Duration
Fixed Income Fund

EQUITY FUNDS:

HSBC Investor Growth Fund

HSBC Investor Growth and Income Fund

HSBC Investor Mid-Cap Fund

HSBC Investor Opportunity Fund

HSBC Investor Overseas Equity Fund

HSBC Investor Value Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
      SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                [HSBC LOGO]

                               PRIVACY POLICY FOR
                              HSBC INVESTOR FUNDS
-------------------------------------------------------------------------------
THIS PRIVACY POLICY NOTICE SUMMARIZES THE COLLECTION AND DISCLOSURE OF NONPUBLIC PERSONAL INFORMATION ('INFORMATION') OF CUSTOMERS ('YOU') OF THE HSBC INVESTOR FAMILY OF FUNDS ('WE' OR 'US'). IF YOU ARE AN INDIVIDUAL SHAREHOLDER OF RECORD OF ANY SERIES OF THE FUNDS, WE CONSIDER YOU TO BE A CUSTOMER OF THE HSBC INVESTOR FAMILY OF FUNDS. SHAREHOLDERS PURCHASING OR OWNING SHARES OF ANY OF THE HSBC INVESTOR FAMILY OF FUNDS THROUGH THEIR BANK, BROKER, OR OTHER FINANCIAL INSTITUTION SHOULD CONSULT THAT FINANCIAL INSTITUTION'S PRIVACY POLICIES.

WE COLLECT THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
-------------------------------------------------------------------------------
We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

WE DISCLOSE THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
-------------------------------------------------------------------------------
We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

WE DISCLOSE INFORMATION ABOUT YOU TO THE FOLLOWING TYPES OF THIRD PARTIES
-------------------------------------------------------------------------------
We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, National Association, HSBC Investments (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

PROTECTING THE SECURITY AND CONFIDENTIALITY OF YOUR INFORMATION
-------------------------------------------------------------------------------
We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

                       This is not part of the Prospectus

HSBC Investor Funds

Prospectus

February 28, 2007

    Class A Shares     Class B Shares       Class C Shares

FIXED INCOME FUNDS:

HSBC Investor Core Fixed Income Fund

HSBC Investor Core Plus Fixed Income Fund

HSBC Investor Global Emerging Markets Fixed Income Fund

HSBC Investor Global Fixed Income Fund
(U.S. Dollar Hedged)

HSBC Investor Global Fixed Income Fund

HSBC Investor High Yield Fixed Income Fund

HSBC Investor Intermediate Duration Fixed Income Fund

HSBC Investor New York Tax-Free Bond Fund

HSBC Investor Short Duration Fixed Income Fund

EQUITY FUNDS:

HSBC Investor Growth Fund

HSBC Investor Growth and Income Fund

HSBC Investor Mid-Cap Fund

HSBC Investor Opportunity Fund

HSBC Investor Overseas Equity Fund

HSBC Investor Value Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
     SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
         ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                  [HSBC LOGO]

HSBC INVESTOR FUNDS                   TABLE OF CONTENTS
-------------------------------------------------------------------------------



                [TRISCALE GRAPHIC]       RISK/RETURN SUMMARY AND FUND EXPENSES
------------------------------------------------------------------------------------------------------
Carefully review this                            4  Overview
important section, which                         6  HSBC Investor Core Fixed Income Fund
summarizes each Fund's                           9  HSBC Investor Core Plus Fixed Income Fund
investments, risks, past                        14  HSBC Investor Global Emerging Markets Fixed Income
performance, and fees.                              Fund
                                                17  HSBC Investor Global Fixed Income Fund (U.S.
                                                    Dollar Hedged)
                                                20  HSBC Investor Global Fixed Income Fund
                                                23  HSBC Investor High Yield Fixed Income Fund
                                                28  HSBC Investor Intermediate Duration Fixed Income
                                                    Fund
                                                33  HSBC Investor New York Tax-Free Bond Fund
                                                38  HSBC Investor Short Duration Fixed Income Fund
                                                41  HSBC Investor Growth Fund
                                                46  HSBC Investor Growth and Income Fund
                                                50  HSBC Investor Mid-Cap Fund
                                                54  HSBC Investor Opportunity Fund
                                                59  HSBC Investor Overseas Equity Fund
                                                63  HSBC Investor Value Fund

                [MONEY GRAPHIC]          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
------------------------------------------------------------------------------------------------------
Review this section                             68  HSBC Investor Core Fixed Income Fund
for information on                              69  HSBC Investor Core Plus Fixed Income Fund
investment strategies                           70  HSBC Investor Global Emerging Markets Fixed Income
and risks.                                          Fund
                                                72  HSBC Investor Global Fixed Income Fund (U.S.
                                                    Dollar Hedged)
                                                74  HSBC Investor Global Fixed Income Fund
                                                76  HSBC Investor High Yield Fixed Income Fund
                                                78  HSBC Investor Intermediate Duration Fixed Income
                                                    Fund
                                                79  HSBC Investor New York Tax-Free Bond Fund
                                                80  HSBC Investor Short Duration Fixed Income Fund
                                                82  HSBC Investor Growth Fund
                                                83  HSBC Investor Growth and Income Fund
                                                84  HSBC Investor Mid-Cap Fund
                                                85  HSBC Investor Opportunity Fund
                                                86  HSBC Investor Overseas Equity Fund
                                                87  HSBC Investor Value Fund
                                                88  General Risk Factors: All Funds
                                                89  Specific Risk Factors
                                                92  Portfolio Holdings

                [TRIGLASS GRAPHIC]       FUND MANAGEMENT
------------------------------------------------------------------------------------------------------
Review this section                             93  The Investment Adviser and Sub-Advisers
for details on                                  95  Portfolio Managers
the people and                                 102  The Distributor, Administrator and
organizations who provide                           Sub-Administrator
services to the Funds.                         103  The Two-Tier Fund Structure

HSBC INVESTOR FUNDS                   TABLE OF CONTENTS (CONTINUED)
-------------------------------------------------------------------------------

                [PHONE LOGO]             SHAREHOLDER INFORMATION
------------------------------------------------------------------------------------------------------
Review this section for                       104  Pricing of Fund Shares
details on how                                105  Purchasing and Adding to Your Shares
shares are valued,                            109  Selling Your Shares
and how to purchase,                          112  Distribution Arrangements/Sales Charges
sell and exchange shares.                     117  Distribution and Shareholder Servicing
This section also describes                        Arrangements -- Revenue Sharing
related charges, and                          117  Exchanging Your Shares
payments of dividends                         119  Dividends, Distributions and Taxes
and distributions.

                [TRIGRAPH LOGO]          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
Review this section                           121  HSBC Investor Core Fixed Income Fund
for details on                                122  HSBC Investor Core Plus Fixed Income Fund
selected financial                            123  HSBC Investor High Yield Fixed Income Fund
statements of the Funds.                      124  HSBC Investor Intermediate Duration Fixed Income
                                                   Fund
                                              125  HSBC Investor New York Tax-Free Bond Fund
                                              126  HSBC Investor Growth Fund
                                              127  HSBC Investor Growth and Income Fund
                                              128  HSBC Investor Mid-Cap Fund
                                              129  HSBC Investor Opportunity Fund
                                              130  HSBC Investor Overseas Equity Fund
                                              131  HSBC Investor Value Fund

                [TRISCALE LOGO]          TAXABLE EQUIVALENT YIELD TABLES
------------------------------------------------------------------------------------------------------
                                              132  Taxable Equivalent Yield Tables

HSBC INVESTOR FUNDS
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      OVERVIEW

THE FUNDS                             HSBC Investor Funds is a mutual fund family that offers a
                                      variety of separate investment portfolios, each with
                                      individual investment objectives and strategies. This
                                      prospectus provides you important information about certain funds ('Funds').

                                      HSBC Investor Funds offers two categories of Funds in this prospectus: Income Funds and Equity Funds. The Income Funds include the HSBC Investor Core Fixed Income Fund, HSBC
                                      Investor Core Plus Fixed Income Fund, HSBC Investor High
                                      Yield Fixed Income Fund, HSBC Investor Intermediate Duration
                                      Fixed Income Fund, HSBC Investor New York Tax-Free Bond Fund
                                      and HSBC Investor Short Duration Fixed Income Fund. The
                                      Income Funds also include the HSBC Investor Global Emerging
                                      Markets Fixed Income Fund, HSBC Investor Global Fixed Income
                                      Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed
                                      Income Fund (the 'Global Fixed Income Funds'). The Equity
                                      Funds include the HSBC Investor Growth Fund, HSBC Investor
                                      Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC
                                      Investor Opportunity Fund, HSBC Investor Overseas Equity
                                      Fund and HSBC Investor Value Fund. The following pages of
                                      this prospectus will highlight the differences between the two categories of Funds and each Fund.

                                      Each of the Global Fixed Income Funds offers Class A Shares through this prospectus. Each of the other Funds offers
                                      three different classes of shares through this prospectus:
                                      Class A Shares, Class B Shares and Class C Shares. Some of
                                      the Funds offer an additional class of shares pursuant to a separate prospectus. Each class of shares has different
                                      characteristics and is subject to different fees and
                                      expenses. The following pages of this prospectus will
                                      highlight these differences. The Funds' Statement of
                                      Additional Information ('SAI') contains a more detailed
                                      discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

                                      The Core Plus Fixed Income Fund differs from the Core Fixed
                                      Income Fund in terms of its policies with respect to
                                      non-U.S. dollar denominated securities and the minimum
                                      credit quality of its investments.

                                      With the exception of the primary investment policy of the
                                      New York Tax-Free Bond Fund, the investment objective and
                                      strategies of each Fund are not fundamental and may be
                                      changed without approval of Fund shareholders. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an
                                      appropriate investment in light of their current financial position and needs. There can be no assurance that the
                                      investment objective of a Fund will be achieved.

                                      Other important things for you to note:

                                         You may lose money by investing in a Fund

                                         Because the value of each Fund's investments will
                                         fluctuate with market conditions, so will the value of your investment in a Fund

                                      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA,
                                      N.A., AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
                                      AGENCY.

HSBC INVESTOR FUNDS
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


WHO MAY WANT TO INVEST?               INCOME FUNDS

                                      Consider investing in an Income Fund if you are:

                                         Looking to add a monthly income component to your
                                         investment portfolio

                                         Seeking higher potential returns than provided by money
                                         market funds

                                         Willing to accept the risks of price and income
                                         fluctuations

                                         Looking to add a monthly tax-exempt income component to
                                         your investment portfolio (New York Tax-Free Bond Fund
                                         only)

                                      With respect to the Global Fixed Income Funds, consider
                                      investing in a Fund if you are:

                                         Looking to add a foreign income component to your
                                         investment portfolio

                                      With respect to the HSBC Investor Global Emerging Markets
                                      Fund and the HSBC Investor High Yield Fixed Income Fund,
                                      consider investing in the Fund if you are:

                                         Seeking higher potential returns than provided by other
                                         fixed-income funds, and willing to accept higher risks of
                                         price and income fluctuations than with other
                                         fixed-income funds

                                      An Income Fund will not be appropriate for anyone:

                                         Investing emergency reserves

                                         Seeking safety of principal

                                      The Global Fixed Income Funds and the High Yield Fixed
                                      Income Fund will not be appropriate for anyone:

                                         Pursuing a short-term goal

                                      The Global Fixed Income Funds will not be appropriate for
                                      anyone:

                                         Who does not wish to bear the risks of a fund that
                                         invests primarily in foreign securities

                                      The New York Tax-Free Bond Fund will not be appropriate for anyone:

                                         Who does not live in New York

                                      EQUITY FUNDS

                                      Consider investing in an Equity Fund if you are:

                                         Seeking a long-term goal such as retirement

                                         Looking to add a growth component to your investment
                                         portfolio

                                         Willing to accept higher risks of investing in the stock
                                         market in exchange for potentially higher long-term returns

                                      An Equity Fund will not be appropriate for anyone:

                                         Seeking monthly income

                                         Pursuing a short-term goal or investing emergency
                                         reserves

                                         Seeking safety of principal

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR CORE FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Core Fixed Income Fund is to maximize total return, consistent with reasonable risk and prudent investment management. The 'total return' sought by the Fund consists of income earned on investments, plus
                                      capital appreciation, if any, which generally arises from
                                      decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Core Fixed
                                      Income Portfolio (the 'Portfolio'), which has the same
                                      investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the HSBC Investor Core Fixed
                                      Income Fund or 'feeder fund') is investing all its assets in a second fund (the Portfolio or 'master fund'). Fund
                                      shareholders bear the expenses of both the Fund and the
                                      Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment
                                      objective, among others, the Fund could switch to another
                                      pooled investment company or decide to manage its assets
                                      itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities. The
                                      Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. The Portfolio invests primarily in a diversified
                                      portfolio of dollar-denominated investment grade debt
                                      securities, such as U.S. Government securities, corporate
                                      debt securities, commercial paper, and mortgage and
                                      asset-backed securities. The Portfolio may also invest in
                                      preferred stock, convertible securities, structured notes, variable and floating rate debt obligations and certificates of deposit. Halbis Capital Management (USA) Inc. serves as the Portfolio's sub-adviser.

                                      The Portfolio may invest up to 25% of its total assets in
                                      U.S. dollar-denominated securities of foreign issuers. The
                                      Portfolio may invest in derivative instruments, such as
                                      options, futures contracts or swap agreements. The Portfolio may invest in loan participations and assignments and
                                      structured notes, and may hold common stock or warrants
                                      received as the result of an exchange or tender of fixed
                                      income securities.

PRINCIPAL INVESTMENT                  Interest Rate Risk: Changes in interest rates will affect
RISKS                                 the yield and value of the Portfolio's investments in fixed income securities. If interest rates rise, the value of the
                                      Portfolio's investment may fall.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Portfolio to sell.

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      Market Risk: The Fund`s performance per share will change
                                      daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, and lack of adequate company information.

                                      Derivatives Risk: The Portfolio may invest to a limited
                                      extent in derivative instruments (e.g., options and futures contracts) to help achieve its investment objective. The
                                      Portfolio intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments. Gains and losses from positions in a derivative may be much greater than the
                                      derivative's original cost. These investments could increase the Fund's price volatility or reduce the return on your
                                      investment.

PERFORMANCE INFORMATION               No performance information is presented for the Fund because it had not commenced operations as of the date of this
                                      prospectus.

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Core Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(2)                                         4.75%       None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)          2.00%      2.00%       2.00%
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Management fee                                                0.40%      0.40%       0.40%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(4)   0.75%       0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses(1)                               0.63%      0.63%       0.63%
Total other expenses                                          0.88%      0.88%       0.88%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.28%      2.03%       2.03%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                    0.63%      0.63%       0.63%
--------------------------------------------------------------------------------------------
Net operating expenses                                        0.65%      1.40%       1.40%
--------------------------------------------------------------------------------------------



(1) The table reflects the combined fees and expenses of both the Core Fixed Income Fund and the Core Fixed Income Portfolio. 'Other operating expenses' are based on estimated amounts for the current fiscal year.


(2) Lower sales charges are available depending on the amounts invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.



(5) HSBC Investments (USA) Inc. (the 'Adviser') has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares, 1.40% for Class B Shares and 1.40% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

  EXPENSE EXAMPLE*

  --------------------------------------------
                                   1      3
                                  YEAR   YEARS
  CLASS A SHARES                  $538   $802
  --------------------------------------------
  CLASS B SHARES
   ASSUMING REDEMPTION            $543   $776
   ASSUMING NO REDEMPTION         $143   $576
  --------------------------------------------
  CLASS C SHARES
   ASSUMING REDEMPTION            $243   $576
   ASSUMING NO REDEMPTION         $143   $576
  --------------------------------------------



* The Example reflects the combined fees and expenses of both the Core Fixed Income Fund and the Core Fixed Income Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR CORE PLUS FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Core Plus Fixed Income Fund is to maximize total return, consistent with reasonable
                                      risk. The 'total return' sought by the Fund consists of
                                      income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Core Plus
                                      Fixed Income Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Core Plus Fixed Income Fund or 'feeder fund') is investing all its assets in a second
                                      fund (the Portfolio or 'master fund'). Fund shareholders
                                      bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities, such as U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed
                                      securities, and similar securities issued by foreign
                                      governments and corporations. The Portfolio invests
                                      primarily in investment grade debt securities, but may
                                      invest up to 25% of its total assets in high yield
                                      securities ('junk bonds'). The Portfolio may invest up to
                                      30% of its total assets in securities denominated in
                                      foreign currencies, and may invest beyond this limit in U.S.
                                      dollar-denominated securities of foreign issuers. The
                                      Portfolio may also invest in preferred stocks and
                                      convertible securities. The Portfolio may purchase
                                      securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years. Halbis Capital
                                      Management (USA) Inc. serves as the Portfolio's sub-adviser.
                                      In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve.
                                      Duration management is also considered.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Portfolio to sell.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Portfolio's investments in debt
                                      securities. If interests rates rise, the value of the
                                      Portfolio's investments may fall.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, fluctuations in currency exchange rates, and
                                      lack of adequate company information.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

                                      Derivatives/Leverage Risk: The Portfolio may invest in
                                      derivative instruments (e.g., swaps, options and futures
                                      contracts) to help achieve its investment objective. The
                                      Portfolio intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, but may also do so to enhance return when the sub-adviser believes the investment will assist the Fund in achieving its investment objectives.
                                      Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause
                                      the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to
                                      exaggerate the effect of any increase or decrease in the
                                      value of the Portfolio's portfolio securities. The
                                      Portfolio's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Portfolio's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

                                      High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Portfolio is
                                      unable to dispose of these investments at an appropriate
                                      time.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Core Plus Fixed Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
1997   1998   1999   2000   2001   2002   2003   2004   2005   2006
8.49%  6.41%  -1.28% 10.60% 8.42%  8.04%  3.98%  3.88%  2.15%  6.72%


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2000  +4.01%
Worst quarter:   2Q 2004  -2.39%

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Lehman Brothers U.S. Aggregate Bond Index (the 'Index'), which represents the U.S. investment grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), and the Lipper General Bond Funds Average, an equally weighted average composed of mutual funds with a similar investment objective. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
------------------

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


------------------------------


                                     INCEPTION                                         SINCE
                                        DATE         1 YEAR     5 YEARS   10 YEARS   INCEPTION
----------------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES      Aug. 26, 1996        1.68%    3.92%     5.17%       5.48%
----------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                    Aug. 26, 1996       -0.03%    2.29%     3.06%       3.36%
----------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           Aug. 26, 1996        1.04%    2.36%     3.09%       3.35%
----------------------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)
  RETURN BEFORE TAXES              Jan. 6, 1998         1.92%    4.14%      N/A        4.73%
----------------------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)
  RETURN BEFORE TAXES              Nov. 4, 1998         4.93%    4.14%      N/A        4.61%
----------------------------------------------------------------------------------------------
  LEHMAN BROTHERS U.S. AGGREGATE
  BOND INDEX (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                              --             4.33%    5.06%     6.24%       6.51%*
----------------------------------------------------------------------------------------------
  LIPPER GENERAL BOND FUNDS
  AVERAGE                                --             6.32%    5.65%     5.39%       5.86%*
----------------------------------------------------------------------------------------------


* Since August 31, 1996.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Core Plus Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(2)                                         4.75%       None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)          2.00%      2.00%       2.00%
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Management fee                                                0.47%      0.47%       0.47%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(4)   0.75%       0.75%
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses                                  0.72%      0.72%       0.72%
Total other expenses                                          0.97%      0.97%       0.97%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.44%      2.19%       2.19%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                    0.74%      0.74%       0.74%
--------------------------------------------------------------------------------------------
Net operating expenses                                        0.70%      1.45%       1.45%
--------------------------------------------------------------------------------------------


(1) The table reflects the combined fees and expenses of both the Core Plus Fixed Income Fund and the Core Plus Fixed Income Portfolio.

(2) Lower sales charges are available depending on the amounts invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.



(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.70% for Class A Shares, 1.45% for Class B Shares and 1.45% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

  EXPENSE EXAMPLE*

                          1       3        5        10
                         YEAR    YEARS   YEARS    YEARS

  CLASS A SHARES         $543    $840    $1,157   $2,057
  ------------------------------------------------------
  CLASS B SHARES
   ASSUMING REDEMPTION   $548    $814    $1,107   $2,099
   ASSUMING NO
   REDEMPTION            $148    $614    $1,107   $2,099
  ------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $248    $614    $1,107   $2,466
   ASSUMING NO
   REDEMPTION            $148    $614    $1,107   $2,466
  ------------------------------------------------------



* The Example reflects the combined fees and expenses of both the Core Plus Fixed Income Fund and the Core Plus Fixed Income Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND

 INVESTMENT OBJECTIVE                 The investment objective of the Global Emerging Markets
                                      Fixed Income Fund is to maximize total return. The 'total
                                      return' sought by the Fund consists of income earned on
                                      investments, plus capital appreciation, if any, which
                                      generally arises from decreases in interest rates or
                                      improving credit fundamentals for a particular region,
                                      sector or security.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Fund invests at least
STRATEGIES                            80% of its net assets in fixed income securities of issuers that economically are tied to emerging markets. Such
                                      securities are normally denominated in foreign currencies, but may also be denominated in U.S. dollars. A security is economically tied to an emerging market country if it is
                                      principally traded on the country's securities markets, or the issuer is organized or principally operates in the
                                      country, derives a majority (i.e., greater than 50%) of its income from its operation within the country, or has a
                                      majority (i.e., greater than 50%) of its assets in the
                                      country. The Fund may invest all of its assets in high yield securities ('junk bonds') subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investor
                                      Service ('Moody's') or by Standard & Poor's ('S&P') or, if
                                      unrated, determined by the investment adviser to be of
                                      comparable quality. The Fund may also invest in preferred
                                      stocks and convertible securities. The Fund may purchase
                                      securities of various maturities, but expects to maintain an average portfolio duration that does not exceed 8 years.
                                      Halbis Capital Management (USA) Inc. serves as the Fund's
                                      sub-adviser.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Fund to sell.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interests rates rise, the value of the Fund's investments may fall.

                                      Foreign Investment Risk: Investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable
                                      international, political and economic conditions,
                                      fluctuations in currency exchange rates, and lack of
                                      adequate company information.

HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      Emerging Markets Risk: Investments in foreign emerging
                                      markets present greater risk than investing in foreign
                                      issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities
                                      markets of certain emerging market countries. Moreover, many of the emerging markets are relatively small, have low
                                      trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

                                      Derivatives/Leverage Risk: The Fund may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve its investment objective. The Fund intends to do so primarily for hedging purposes, for cash management
                                      purposes, as a substitute for investing directly in fixed
                                      income instruments, or as a part of a strategy to gain
                                      exposure to the characteristics of investments in foreign
                                      markets through efficient portfolio management techniques.
                                      While the sub-adviser does not currently intend to use
                                      derivatives for purposes of leverage to any significant
                                      degree, it may do so to enhance return when the sub-adviser believes the investment will assist the Fund in achieving
                                      its investment objectives. Gains and losses from speculative positions in a derivative may be much greater than the
                                      derivative's original cost. If derivatives are used for
                                      leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because
                                      leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
                                      The Fund's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Fund's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

                                      High Yield ('Junk Bonds') Risk: The Fund may invest all of its assets in high-yield securities, which are subject to
                                      higher credit risks and are less liquid than other fixed
                                      income securities. The Fund could lose money if the Fund is unable to dispose of these investments at an appropriate
                                      time.

                                      Issuer Diversification Risk. Focusing investments in a small number of issuers, industries or foreign currencies
                                      increases risk. The Fund is 'non-diversified' and may invest a greater percentage of its assets in the securities of a
                                      single issuer than a fund that is 'diversified.' Funds that invest in a relatively small number of issuers are more
                                      susceptible to risks associated with a single economic,
                                      political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be more
                                      sensitive to adverse economic, business or political
                                      developments if it invests a substantial portion of its
                                      assets in the bonds of issuers in the same country or
                                      region.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

PERFORMANCE                           No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                             FEES AND EXPENSES

As an investor in the HSBC Investor Global Emerging Markets Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        A SHARES
-----------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage of
offering price)(1)                                                     4.75%
-----------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                            None
-----------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)                   2.00%
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                    A SHARES
-----------------------------------------------------------------------------
Management fee                                                         0.60%
-----------------------------------------------------------------------------
Distribution (12b-1) fee                                               0.00%(3)
-----------------------------------------------------------------------------
    Shareholder servicing fee                                          0.25%
    Other operating expenses(4)                                        0.77%
Total other expenses                                                   1.02%
-----------------------------------------------------------------------------
Total Fund operating expenses                                          1.62%
-----------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                             0.52%
-----------------------------------------------------------------------------
Net operating expenses                                                 1.10%
-----------------------------------------------------------------------------


(1) Lower sales charges are available depending on the amounts invested.

(2) (2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.



(4) Based on estimated amounts for the current fiscal year.



(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.10% for Class A Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.




The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.



  EXPENSE EXAMPLE
                                   1       3
                                  YEAR    YEARS
  CLASS A SHARES                  $582    $913

HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR GLOBAL FIXED INCOME FUND
                                      (U.S. DOLLAR HEDGED)

INVESTMENT OBJECTIVE                  The investment objective of the Global Fixed Income Fund
                                      (U.S. Dollar Hedged) is to maximize total return. The 'total return' sought by the Fund consists of income earned on
                                      investments, plus capital appreciation, if any, which
                                      generally arises from decreases in interest rates or
                                      improving credit fundamentals for a particular region,
                                      sector or security.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Fund invests at least
STRATEGIES                            80% of its net assets in fixed income securities of issuers located in at least three countries, which may include the
                                      U.S.; but the Fund may invest no more than 40% of its net
                                      assets in securities of issuers located in any single
                                      foreign country, and investments in securities of any
                                      particular foreign government will be limited to 25% of the
                                      Fund's net assets. The Fund seeks to outperform the Lehman
                                      Global Bond Index. Under normal circumstances, between 35%
                                      and 75% of the Fund's assets will be invested in a manner
                                      that results in exposure to characteristics of investing in issuers located outside the U.S.

                                      The Fund invests primarily in investment grade debt
                                      securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Fund may also
                                      invest in preferred stocks and convertible securities. The primary investments of the Fund normally are denominated in major foreign currencies. The Fund may also invest in U.S.
                                      dollar-denominated securities of foreign issuers. Unhedged foreign currency exposure will normally not exceed 20% of
                                      the Fund's net asset value. The Fund will hedge foreign
                                      currency exposure primarily through the use of forward
                                      foreign currency exchange contracts. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. Halbis Capital
                                      Management (USA) Inc. serves as the Fund's sub-adviser.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Fund to sell.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interests rates rise, the value of the Fund's investments may fall.

                                      Foreign Investment Risk: Investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable
                                      international, political and economic conditions,
                                      fluctuations in currency exchange rates, and lack of
                                      adequate company information.

                                      Derivatives/Leverage Risk: The Fund may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve its

HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      investment objective. The Fund intends to do so primarily
                                      for hedging purposes, for cash management purposes, as a
                                      substitute for investing directly in fixed income
                                      instruments, or as a part of a strategy to gain exposure to the characteristics of investments in foreign markets
                                      through efficient portfolio management techniques. While the sub-adviser does not currently intend to use derivatives for purposes of leverage to any significant degree, it may do so to enhance return when the sub-adviser believes the
                                      investment will assist the Fund in achieving its investment objectives. Gains and losses from speculative positions in a derivative may be much greater than the derivative's
                                      original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including
                                      borrowing, may cause the Fund to be more volatile than if
                                      the Fund had not been leveraged. This is because leverage
                                      tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with
                                      investing directly in securities and other traditional
                                      investments. The Fund's investment in a derivative
                                      instrument could lose more than the principal amount
                                      invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

                                      High Yield ('Junk Bonds') Risk: The Fund may invest in
                                      high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Fund is unable to dispose of these investments at an appropriate time.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Fund will seek to
                                      reduce currency risk by hedging its exposure to the risk of a decline in the value of the U.S. dollar against various
                                      foreign currencies, there can be no assurance that the
                                      Fund's hedging techniques will eliminate such risk.

                                      Issuer Diversification Risk. Focusing investments in a small number of issuers, industries or foreign currencies
                                      increases risk. The Fund is 'non-diversified' and may invest a greater percentage of its assets in the securities of a
                                      single issuer than a fund that is 'diversified.' Funds that invest in a relatively small number of issuers are more
                                      susceptible to risks associated with a single economic,
                                      political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be more
                                      sensitive to adverse economic, business or political
                                      developments if it invests a substantial portion of its
                                      assets in the bonds of issuers in the same country or
                                      region.

PERFORMANCE                           No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             FEES AND EXPENSES


As an investor in the HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged), you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.



----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     A SHARES
----------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage of
offering price)(1)                                              4.75%
----------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                     None
----------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)            2.00%
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 A SHARES
----------------------------------------------------------------------
Management fee                                                  0.60%
----------------------------------------------------------------------
Distribution (12b-1) fee                                        0.00%(3)
    Shareholder servicing fee                                   0.25%
    Other operating expenses(4)                                 0.77%
Total other expenses                                            1.02%
----------------------------------------------------------------------
Total Fund operating expenses                                   1.62%
----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                      0.62%
----------------------------------------------------------------------
Net operating expenses                                          1.00%
----------------------------------------------------------------------


(1) Lower sales charges are available depending on the amounts invested.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.

(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.


(4) Based on estimated amounts for the current fiscal year.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.00% for Class A Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


  EXPENSE EXAMPLE


                                   1       3
                                  YEAR    YEARS
  CLASS A SHARES                  $572    $904

HSBC INVESTOR GLOBAL FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR GLOBAL FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Global Fixed Income Fund is to maximize total return, consistent with reasonable risk.
                                      The 'total return' sought by the Fund consists of income
                                      earned on investments, plus capital appreciation, if any,
                                      which generally arises from decreases in interest rates or improving credit fundamentals for a particular region,
                                      sector or security.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Fund invests at least
STRATEGIES                            80% of its net assets in fixed income securities of issuers located in at least three countries, which may include the
                                      U.S.; but the Fund may invest no more than 40% of its net
                                      assets in securities of issuers located in any single
                                      foreign country, and investments in securities of any
                                      particular foreign government will be limited to 25% of the
                                      Fund's net assets. The Fund seeks to outperform the Lehman
                                      Global Bond Index. Under normal circumstances, between 35%
                                      and 75% of the Fund's assets will be invested in a manner
                                      that results in exposure to characteristics of investing in issuers located outside the U.S.

                                      The Fund invests primarily in investment grade debt
                                      securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Fund may also
                                      invest in preferred stocks and convertible securities. The primary investments of the Fund normally are denominated in major foreign currencies. The Fund may also invest in U.S.
                                      dollar-denominated securities of foreign issuers. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years.
                                      Halbis Capital Management (USA) Inc. serves as the Fund's
                                      sub-adviser.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Fund to sell.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interests rates rise, the value of the Fund's investments may fall.

                                      Foreign Investment Risk: The Fund's investments in foreign securities are riskier than investments in U.S. securities.
                                      Investments in foreign securities may lose value due to
                                      unstable international, political and economic conditions, fluctuations in currency exchange rates, and lack of
                                      adequate company information.

HSBC INVESTOR GLOBAL FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      Derivatives/Leverage Risk: The Fund may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve its investment objective. The Fund intends to do so primarily for hedging purposes, for cash management
                                      purposes, as a substitute for investing directly in fixed
                                      income instruments, or as a part of a strategy to gain
                                      exposure to the characteristics of investments in foreign
                                      markets through efficient portfolio management techniques.
                                      While the sub-adviser does not currently intend to use
                                      derivatives for purposes of leverage to any significant
                                      degree, it may do so to enhance return when the sub-adviser believes the investment will assist the Fund in achieving
                                      its investment objectives. Gains and losses from speculative positions in a derivative may be much greater than the
                                      derivative's original cost. If derivatives are used for
                                      leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Portfolio to be more
                                      volatile than if the Fund had not been leveraged. This is
                                      because leverage tends to exaggerate the effect of any
                                      increase or decrease in the value of the Fund's portfolio
                                      securities. The Fund's use of derivative instruments
                                      involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Fund's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

                                      High Yield ('Junk Bonds') Risk: The Fund may invest in
                                      high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Fund is unable to dispose of these investments at an appropriate time.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The Fund may seek to reduce
                                      currency risk by hedging its exposure to various foreign
                                      currencies, but is not required to do so. If the Fund
                                      employs hedging techniques there can be no assurance that
                                      any such hedging techniques will eliminate such risk.

                                      Issuer Diversification Risk. Focusing investments in a small number of issuers, industries or foreign currencies
                                      increases risk. The Fund is 'non-diversified' and may invest a greater percentage of its assets in the securities of a
                                      single issuer than a fund that is 'diversified.' Funds that invest in a relatively small number of issuers are more
                                      susceptible to risks associated with a single economic,
                                      political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be more
                                      sensitive to adverse economic, business or political
                                      developments if it invests a substantial portion of its
                                      assets in the bonds of issuers in the same country or
                                      region.

PERFORMANCE                           No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

HSBC INVESTOR GLOBAL FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES

As an investor in the HSBC Investor Global Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        A SHARES
-----------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage of
offering price)(1)                                                      4.75%
-----------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                             None
-----------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)                    2.00%
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                    A SHARES
-----------------------------------------------------------------------------
Management fee                                                          0.60%
-----------------------------------------------------------------------------
Distribution (12b-1) fee                                                0.00%(3)
    Shareholder servicing fee                                           0.25%
    Other operating expenses(4)                                         0.77%
Total other expenses                                                    1.02%
-----------------------------------------------------------------------------
Total Fund operating expenses                                           1.62%
-----------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                              0.62%
-----------------------------------------------------------------------------
Net operating expenses                                                  1.00%
-----------------------------------------------------------------------------


(1) Lower sales charges are available depending on the amounts invested.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.

(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.


(4) Based on estimated amounts for the current fiscal year.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.00% for Class A Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.



  EXPENSE EXAMPLE
                                   1        3
                                  YEAR     YEARS
  CLASS A SHARES                  $572     $904

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR HIGH YIELD FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The primary investment objective of the High Yield Fixed
                                      Income Fund is to provide a high level of current income,
                                      and its secondary objective is capital appreciation.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor High Yield
                                      Fixed Income Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the High Yield Fixed Income Fund or 'feeder fund') is investing all its assets in a second
                                      fund (the Portfolio or 'master fund'). Fund shareholders
                                      bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in high-yield/high risk fixed
                                      income securities. Such investments are commonly referred to as 'junk bonds.' The Portfolio may also invest up to 30% of its assets in securities of non-U.S issuers. Halbis Capital
                                      Management (USA) Inc., as the Portfolio's sub-adviser,
                                      combines top-down analysis of industry sectors and themes
                                      with bottom-up fundamental research, and seeks to identify undervalued sectors and securities through analysis of
                                      various criteria including credit quality and liquidity. The sub-adviser seeks to allocate risk by investing among a
                                      variety of industry sectors.

                                      The Portfolio expects to maintain an average weighted
                                      portfolio maturity of 3 to 15 years.

PRINCIPAL INVESTMENT                  High Yield ('Junk Bonds') Risk: The Portfolio invests
RISKS                                 primarily in high-yield securities, which are subject to
                                      higher credit risks and are less liquid than other fixed
                                      income securities. The Fund could lose money if the
                                      Portfolio is unable to dispose of these investments at an
                                      appropriate time.

                                      Market Risk: The Fund`s performance per share will change
                                      daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Portfolio to sell.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield and value of the Portfolio's investments in fixed income securities. If interest rates rise the value of the
                                      Portfolio's investments may fall.

                                      Derivatives/Leverage Risk: The Portfolio may invest to a
                                      limited extent in derivative instruments (e.g., options and futures contracts) to help achieve its investment objective.
                                      The Portfolio may do so for hedging purposes or for cash
                                      management purposes, as a substitute for investing directly in fixed income securities, but may also do so to enhance
                                      return when the sub-adviser believes the investment will
                                      assist the Portfolio in achieving its investment objectives.
                                      Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause
                                      the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to
                                      exaggerate the effect of any increase or decrease in the
                                      value of the Portfolio's portfolio securities. The
                                      Portfolio's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Portfolio's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

                                      Foreign Investment Risk: Investments in foreign securities are riskier than investments in U.S. securities. In foreign markets, key information about an issuer, security or market may be inaccurate or unavailable.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES
[PERFORMANCE BAR CHART]
2006
10.49%

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2006  +3.96%
Worst quarter:   2Q 2006  -0.86%


The bar chart on this page shows the HSBC Investor High Yield Fixed Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Merrill Lynch U.S. High Yield Master II Index (the 'Index'), consisting of U.S. dollar-denominated bonds with at least one year until maturity which are below investment grade but not in default, and the Lipper High Current Yield Fund Average, an equally weighted average composed of mutual funds with a similar investment objective. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

-----------------------------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
-----------------------------------------


                                               INCEPTION                    SINCE
                                                  DATE         1 YEAR     INCEPTION
-----------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Nov. 18, 2005        5.23%      5.25%
-----------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Nov. 18, 2005        2.44%      2.55%
-----------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Nov. 18, 2005        3.32%      2.88%
-----------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               Nov. 21, 2005        5.65%      6.48%
-----------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               Dec, 14, 2005        8.74%      9.58%
-----------------------------------------------------------------------------------
  MERRILL LYNCH U.S. HIGH YIELD MASTER II
  INDEX (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)                               --            11.77%     11.75%*
-----------------------------------------------------------------------------------
  LIPPER HIGH CURRENT YIELD FUND AVERAGE           --            10.06%     10.13%*
-----------------------------------------------------------------------------------



* Since November 30, 2005.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             FEES AND EXPENSES(1)

As an investor in the High Yield Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
-------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(2)                                         4.75%       None       None
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%      1.00%
-------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
or exchanged)(3)                                              2.00%      2.00%      2.00%
-------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
-------------------------------------------------------------------------------------------
Management fee                                                0.60%      0.60%      0.60%
-------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(4)   0.75%      0.75%
-------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%      0.25%
    Other operating expenses                                  2.68%      2.68%      2.68%
Total other expenses                                          2.93%      2.93%      2.93%
-------------------------------------------------------------------------------------------
Total Fund operating expenses                                 3.53%      4.28%      4.28%
-------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                    2.73%      2.73%      2.73%
-------------------------------------------------------------------------------------------
Net operating expenses                                        0.80%      1.55%      1.55%
-------------------------------------------------------------------------------------------



(1) The table reflects the combined fees of both the High Yield Fixed Income Fund and the High Yield Fixed Income Portfolio.

(2) Lower sales charges are available depending on the amounts invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.

(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.80% for Class A Shares, 1.55% for Class B Shares, and 1.55% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.


The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                        1       3        5        10
                       YEAR   YEARS    YEARS    YEARS
CLASS A SHARES         $553   $1,264   $1,996   $3,922
------------------------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION          $558   $1,250   $1,954   $3,971
   ASSUMING NO
   REDEMPTION          $158   $1,050   $1,954   $3,971
------------------------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION          $258   $1,050   $1,954   $4,274
   ASSUMING NO
   REDEMPTION          $158   $1,050   $1,954   $4,274
------------------------------------------------------



* The Example reflects the combined fees and expenses of both the High Yield Fixed Income Fund and the High Yield Fixed Income Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Intermediate Duration Fixed
                                      Income Fund is to maximize total return, consistent with
                                      reasonable risk. The 'total return' sought by the Fund
                                      consists of income earned on investments, plus capital
                                      appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a
                                      particular sector or security.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor
                                      Intermediate Duration Fixed Income Portfolio (the
                                      'Portfolio'), which has the same investment objective as the
                                      Fund. This two-tier fund structure is commonly referred to as a 'master/feeder' structure because one fund (the
                                      Intermediate Duration Fixed Income Fund or 'feeder fund') is investing all its assets in a second fund (the Portfolio or
                                      'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in
                                      investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its
                                      assets itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities.
                                      These securities may include U.S. government securities and corporate debt securities, commercial paper, mortgage-backed securities and asset-backed securities, and similar
                                      securities issued by foreign governments and corporations.
                                      The Portfolio invests in fixed income securities with a
                                      stated maturity of less than 10 years, but expects to
                                      maintain an average portfolio duration of 3 to 6 years. The
                                      Portfolio invests primarily in investment grade debt
                                      securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Portfolio may also invest in preferred stocks and convertible securities. The
                                      Portfolio may invest up to 30% of its total assets in
                                      securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Halbis Capital Management (USA) Inc. serves as the Portfolio's sub-adviser.

                                      In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve.
                                      Duration management is also considered.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Portfolio to sell.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Portfolio's investments in debt
                                      securities. If interests rates rise, the value of the
                                      Portfolio's investments may fall.

                                      Derivatives/Leverage Risk: The Portfolio may invest in
                                      derivative instruments (e.g., options and futures contracts)
                                      to help achieve its investment objective. The Portfolio
                                      intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, but may also do so to enhance return when the sub-adviser believes the investment will
                                      assist the Portfolio in achieving its investment objectives.
                                      Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause
                                      the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to
                                      exaggerate the effect of any increase or decrease in the
                                      value of the Portfolio's portfolio securities. The
                                      Portfolio's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Portfolio's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

                                      Prepayment Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio
                                      (such as an asset-based security) earlier than expected.
                                      This may happen during a period of declining interest rates.
                                      Under these circumstances, the Portfolio may be unable to
                                      recoup all of its initial investment.

                                      Extension Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio
                                      (such as an asset-based security) later than expected. This may happen during a period of rising interest rates.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, fluctuations in currency exchange rates, and
                                      lack of adequate company information.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

                                      High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed-income
                                      securities. The Fund could lose money if the Portfolio is
                                      unable to dispose of these investments at an appropriate
                                      time.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Intermediate Duration Fixed Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE*

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2002   2003   2004   2005   2006
7.29%  3.09%  2.98%  1.05%  8.79%


Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:    4Q 2006  +4.89%
Worst quarter:   2Q 2004  -2.16%

* Effective February 28, 2006, the Fund changed certain of its investment policies.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Lehman Brothers Intermediate U.S. Aggregate Bond Index (the 'Index'), which is generally representative of investment grade bond issues with maturities between three and ten years, and the Lipper Intermediate Investment-Grade Funds Average, an equally weighted average of mutual funds with a similar investment objective. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.


------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


                                                                INCEPTION                                   SINCE
                                                                   DATE           1 YEAR      5 YEARS     INCEPTION
  -----------------------------------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                                  Feb. 7, 2001          3.65%       3.59%      4.17%
  -----------------------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS                  Feb. 7, 2001          1.93%       1.98%      2.50%
  -----------------------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALES OF FUND SHARES                                         Feb. 7, 2001          2.30%       2.17%      2.61%
  -----------------------------------------------------------------------------------------------------------------
  CLASS B RETURN BEFORE TAXES (WITH APPLICABLE CDSC)           Feb. 15, 2001         3.96%       3.83%      4.24%
  -----------------------------------------------------------------------------------------------------------------
  CLASS C RETURN BEFORE TAXES (WITH APPLICABLE CDSC)           Feb. 13, 2001         7.07%       3.86%      4.22%
  -----------------------------------------------------------------------------------------------------------------
  LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE BOND INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)               --               4.58%       4.70%      5.19%*
  -----------------------------------------------------------------------------------------------------------------
  LIPPER INTERMEDIATE INVESTMENT-GRADE FUNDS AVERAGE                --               4.06%       4.53%      4.85%*
  -----------------------------------------------------------------------------------------------------------------


* Since January 31, 2001.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                            FEES AND EXPENSES(1)

As an investor in the HSBC Investor Intermediate Duration Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(2)                                         4.75%       None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)          2.00%      2.00%       2.00%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Management fee                                                0.40%      0.40%       0.40%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(4)   0.75%       0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses                                  1.00%      1.00%       1.00%
--------------------------------------------------------------------------------------------
Total other expenses                                          1.25%      1.25%       1.25%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.65%      2.40%       2.40%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                    1.00%      1.00%       1.00%
--------------------------------------------------------------------------------------------
Net operating expenses                                        0.65%      1.40%       1.40%
--------------------------------------------------------------------------------------------


(1) This table reflects the combined fees and expenses for both the Intermediate Duration Fixed Income Fund and the Intermediate Duration Fixed Income Portfolio.
(2) Lower sales charges are available depending on the amounts invested.
(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.

(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.


(5) The Adviser has entered into a written expense limitation agreement with the fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for the Class A shares, 1.40% for Class B shares, and 1.40% for Class C shares. The expense limitation is contractual and shall be in effect until March 1, 2008.


The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

 EXPENSE EXAMPLE*

                           1        3        5        10
                         YEAR     YEARS    YEARS    YEARS
  --------------------------------------------------------
  CLASS A SHARES          $538     $877    $1,240   $2,257
  --------------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION             $543     $853    $1,190   $2,300
   ASSUMING NO
   REDEMPTION             $143     $653    $1,190   $2,300
  --------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION             $243     $653    $1,190   $2,660
   ASSUMING NO
   REDEMPTION             $143     $653    $1,190   $2,660
  --------------------------------------------------------



* The Example reflects the combined fees and expenses for both the Intermediate Duration Fixed Income Fund and the Intermediate Duration Fixed Income Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                    HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

INVESTMENT OBJECTIVE                The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt
                                    from regular federal, New York State and New York City
                                    personal income taxes.

PRINCIPAL INVESTMENT                Under normal market conditions, the Fund invests at least
STRATEGIES                          80% of its net assets in obligations of the State of New
                                    York and its authorities, agencies, instrumentalities and
                                    political subdivisions, and of Puerto Rico, or the U.S.
                                    territories and their authorities, agencies,
                                    instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New
                                    York State and New York City personal income taxes. This
                                    policy is fundamental and may not be changed without
                                    shareholder approval. In determining the tax status of
                                    interest on New York municipal obligations, the Adviser
                                    relies on opinions of bond counsel, who may be counsel to
                                    the issuer of those obligations.

                                    Under normal circumstances, at least 80% of the Fund's net assets will be invested in obligations, the interest on
                                    which is exempt from both regular federal income tax and the federal alternative minimum tax. Halbis Capital Management
                                    (USA) Inc. serves as the Fund's sub-adviser.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including the quality of the
                                    instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                    conditions. You could lose money on your investment in the
                                    Fund or the Fund could underperform other investments.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation. In addition, an issuer may suffer
                                    adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                    volatility in the price of a security and in shares of the
                                    Fund. A change in the quality rating of a bond can also
                                    affect the bond's liquidity and make it more difficult for the Fund to sell.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield and value of the Fund's investments in debt
                                    securities. If interest rates rise, the value of the Fund's investments may fall.

                                    Derivatives Risk: The Fund may invest in certain derivative instruments (e.g., futures contracts) to help achieve its
                                    investment objective. The Fund may do so only for hedging
                                    purposes or for cash management purposes, as a substitute
                                    for investing directly in fixed income instruments. These
                                    investments could increase the Fund's price volatility or
                                    reduce the return on your investment.

                                    Concentration Risk: Because the Fund will concentrate its
                                    investments in New York municipal obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the value of the Fund's assets
                                    could lose significant value due to the poor performance of a single issuer or sector.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                    State Specific Risk: A fund investing primarily within a
                                    single state is by definition, less diversified
                                    geographically then one investing across many states and
                                    therefore has greater exposure to adverse economic and
                                    political changes within the state, as well as risks
                                    associated with any natural disasters or acts of terrorism that might impact the state of New York. Historically, New
                                    York State and other issuers of New York municipal
                                    obligations have experienced periods of financial
                                    difficulty. Because a significant share of New York State's economy depends on financial and business services, any
                                    change in market conditions that adversely affect these
                                    industries could affect the ability of New York and its
                                    localities to meet its financial obligations. If such
                                    difficulties arise in the future, you could lose money on
                                    your investment.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor New York Tax-Free Bond Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
1997   1998   1999    2000    2001   2002   2003   2004   2005   2006
9.20%  6.12%  -3.34%  10.55%  3.80%  8.96%  4.44%  3.03%  2.04%  3.52%


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    3Q 2002  +5.03%
Worst quarter:   2Q 1999  -2.27%

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Lehman Brothers NY Tax-Exempt Index (the 'Index'), which is composed of investment grade New York tax-exempt securities, all having a $50 million minimum maturity value, and the Lipper NY Municipal Debt Funds Average, an equally weighted average composed of mutual funds with a similar investment objective. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.


--------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)



                                                          INCEPTION                                        SINCE
                                                            DATE         1 YEAR    5 YEARS   10 YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                            May 1, 1995      - 1.44%  3.36%     4.25%         4.71%
------------------------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS            May 1, 1995      - 1.45%  3.34%     4.22%         4.65%
------------------------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                                May 1, 1995        0.19%  3.35%     4.18%         4.59%
------------------------------------------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC) RETURN BEFORE TAXES     Jan. 6, 1998     - 1.25%  3.62%      N/A          3.72%
------------------------------------------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC) RETURN BEFORE TAXES     Nov. 4, 1998       1.74%  3.58%      N/A          3.30%
------------------------------------------------------------------------------------------------------------------
  LEHMAN BROTHERS NY TAX-EXEMPT INDEX (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR TAXES)                     --             4.74%  5.43%     5.81%         6.33%*
------------------------------------------------------------------------------------------------------------------
  LIPPER NY MUNICIPAL DEBT FUNDS AVERAGE                     --             4.65%  4.98%     4.97%         5.33%*
------------------------------------------------------------------------------------------------------------------


* Since April 30, 1995.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES

As an investor in the HSBC Investor New York Tax-Free Bond Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(1)                                         4.75%       None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)          2.00%      2.00%       2.00%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Management fee                                                0.25%      0.25%       0.25%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(3)   0.75%       0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses                                  0.43%      0.43%       0.43%
--------------------------------------------------------------------------------------------
Total other expenses                                          0.68%      0.68%       0.68%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 0.93%      1.68%       1.68%
--------------------------------------------------------------------------------------------



(1) Lower sales charges are available depending on the amounts invested.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

 EXPENSE EXAMPLE*

                          1       3       5        10
                         YEAR    YEARS   YEARS   YEARS
  CLASS A SHARES         $565    $757    $965    $1,564
  -----------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $571    $730    $913    $1,604
   ASSUMING NO
   REDEMPTION            $171    $530    $913    $1,604
  -----------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $271    $530    $913    $1,987
   ASSUMING NO
   REDEMPTION            $171    $530    $913    $1,987
  -----------------------------------------------------



* For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      HSBC INVESTOR SHORT DURATION FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Short Duration Fixed Income
                                      Fund is to maximize total return, consistent with
                                      preservation of capital and prudent investment management.
                                      The 'total return' sought by the Fund consists of income
                                      earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest
                                      rates or improving credit fundamentals for a particular
                                      sector or security.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Short
                                      Duration Fixed Income Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier
                                      fund structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Short Duration Fixed Income
                                      Fund or 'feeder fund') is investing all its assets in a
                                      second fund (the Portfolio or 'master fund'). Fund
                                      shareholders bear the expenses of both the Fund and the
                                      Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment
                                      objective, among others, the Fund could switch to another
                                      pooled investment company or decide to manage its assets
                                      itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities. The
                                      Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years.

                                      The Portfolio invests primarily in investment grade debt
                                      securities, but may invest up to 10% of its total assets in high yield securities ('junk bonds') rated B or higher by
                                      Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 30%
                                      of its total assets in securities denominated in foreign
                                      currencies, and may invest beyond this limit in U.S. dollar-
                                      denominated securities of foreign issuers.

                                      The Portfolio may invest in loan participations and
                                      assignments and structured notes, and may hold common stock or warrants received as the result of an exchange or tender of fixed income securities.

                                      The Portfolio may invest in derivative instruments, such as options, futures contracts or swap agreements, or in
                                      mortgage- or asset-backed securities. The Portfolio may,
                                      without limitation, seek to obtain market exposure to the
                                      securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other
                                      investment techniques. Halbis Capital Management (USA) Inc.
                                      serves as the Fund's sub-adviser.

                                      In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve.
                                      Duration management is also considered.

PRINCIPAL INVESTMENT                  Interest Rate Risk: Changes in interest rates will affect
RISKS                                 the yield and value of the Portfolio's investments in fixed income securities. If interest rates rise the value of the
                                      Portfolio's investments may fall.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its

HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a
                                      security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and
                                      make it more difficult for the Portfolio to sell.

                                      High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Portfolio is
                                      unable to dispose of these investments at an appropriate
                                      time.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, fluctuations in currency exchange rates, and
                                      lack of adequate company information.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, and between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

                                      Derivatives/Leverage Risk: The Portfolio may invest to a
                                      limited extent in derivative instruments (e.g., options and futures contracts) to help achieve its investment objective.
                                      The Portfolio intends to do so primarily for hedging
                                      purposes or for cash management purposes, as a substitute
                                      for investing directly in fixed income instruments, but may also do so to enhance return when the sub-adviser believes the investment will assist the Portfolio in achieving its
                                      investment objectives. Gains and losses from speculative
                                      positions in a derivative may be much greater than the
                                      derivative's original cost. If derivatives are used for
                                      leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Portfolio to be more
                                      volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any
                                      increase or decrease in the value of the Portfolio's
                                      portfolio securities. The Portfolio's use of derivative
                                      instruments involves risks different from, or possibly
                                      greater than, the risks associated with investing directly in securities and other traditional investments. The
                                      Portfolio's investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund's price volatility or reduce the
                                      return on your investment.

PERFORMANCE                           No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                            FEES AND EXPENSES(1)

As an investor in the HSBC Investor Short Duration Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(2)                                         4.75%       None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)          2.00%      2.00%       2.00%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------

Management fee                                                0.40%      0.40%       0.40%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(4)   0.75%       0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses(1)                               0.63%      0.63%       0.63%
--------------------------------------------------------------------------------------------
Total other expenses                                          0.88%      0.88%       0.88%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.28%      2.03%       2.03%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                    0.63%      0.63%       0.63%
--------------------------------------------------------------------------------------------
Net operating expenses                                        0.65%      1.40%       1.40%
--------------------------------------------------------------------------------------------



(1) The table reflects the combined fees and expenses of both the Short Duration Fixed Income Fund and the Short Duration Fixed Income Portfolio. 'Other operating expenses' are based on estimated amounts for the current fiscal year.

(2) Lower sales charges are available depending on the amounts invested.
(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.

(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares, 1.40% for Class B Shares and 1.40% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.


The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

  EXPENSE EXAMPLE*

                               1        3
                             YEAR     YEARS
  CLASS A SHARES              $538     $802
  ------------------------------------------
  CLASS B SHARES
   ASSUMING REDEMPTION        $543     $776
   ASSUMING NO REDEMPTION     $143     $576
  ------------------------------------------
  CLASS C SHARES
   ASSUMING REDEMPTION        $243     $576
   ASSUMING NO REDEMPTION     $143     $576
  ------------------------------------------



* The example reflects the combined fees and expenses of both the Short Duration Fixed Income Fund and the Short Duration Fixed Income Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      HSBC INVESTOR GROWTH FUND

INVESTMENT OBJECTIVE                  The investment objective of the Growth Fund is long-term
                                      growth of capital.

PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its investment objective by
                                      investing all of its assets in the HSBC Investor Growth
                                      Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund structure is
                                      commonly referred to as a 'master/feeder' structure because one fund (the Growth Fund or 'feeder fund') is investing all its assets in a second fund (the Portfolio or 'master
                                      fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other
                                      structures. For reasons relating to costs or a change in
                                      investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its
                                      assets itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio will primarily invest in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of
                                      $2 billion, which Waddell & Reed Investment Management
                                      Company, the Portfolio's sub-adviser, believes have the
                                      potential to generate superior levels of long-term
                                      profitability and growth.

                                      The sub-adviser selects companies which it anticipates will create superior wealth over time and potentially have
                                      sustainable competitive advantages. The sub-adviser's
                                      selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the sub-adviser
                                      concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates.
                                      Once the quantitative research is completed, the sub-adviser conducts its internal research. The sub-adviser searches to identify those companies that it believes possess a
                                      sustainable competitive advantage. The sub-adviser seeks to outperform the Russell 1000 Growth Index.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                      fluctuate as the market price of the Portfolio's investments increases or decreases.

                                      Growth Stock Risk: The return on growth stocks may or may
                                      not move in tandem with the returns on other styles of
                                      investing or the stock market. Growth stocks may be
                                      particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings
                                      disappointments. Further, growth stocks typically have
                                      little or no dividend income to cushion the effect of
                                      adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such
                                      investments will be more sensitive to market, political,
                                      regulatory and economic factors affecting those sectors.

                                      Medium and Large Capitalization Risk: The Portfolio may
                                      invest in medium and large capitalization companies. Large capitalization stocks

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      may fall out of favor with investors, and may be
                                      particularly volatile in the event of earnings
                                      disappointments or other financial developments. Medium
                                      capitalization companies may involve greater risks than
                                      investment in large capitalization companies due to such
                                      factors as limited product lines, market and financial or
                                      managerial resources.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international political and economic
                                      conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield and value of the Portfolio's investments in fixed income securities. If interest rates rise the value of the
                                      Portfolio's investments may fall.

                                      High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                      risk and are less liquid than other fixed income securities.
                                      The Fund could lose money if the Portfolio is unable to
                                      dispose of these investments at an appropriate time.

                                      Derivatives Risk: The Portfolio may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Portfolio may do so
                                      only for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income
                                      securities. These investments could increase the Fund's
                                      price volatility or reduce the return on your investment.

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Growth Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2005     2006
11.27%   5.13%



Of course, past performance does not indicate how the Fund will perform in the future.


 Best quarter:    4Q 2005  +5.89%
 Worst quarter:   1Q 2005  -2.78%

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Russell 1000'r' Growth Index (the 'Index'), which tracks the large-cap growth segment of the U.S. equity universe, and the Lipper Large-Cap Growth Funds Average, an equally weighted average of mutual funds with a similar investment objective. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)




                                    INCEPTION                   SINCE
                                       DATE        1 YEAR     INCEPTION
-----------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES      May 7, 2004      - 0.15%      6.46%
-----------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                    May 7, 2004      - 1.26%      5.87%
-----------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           May 7, 2004        1.38%      5.50%
-----------------------------------------------------------------------
  CLASS B RETURN BEFORE TAXES
  (WITH APPLICABLE CDSC)           May 7, 2004        0.57%      7.04%
-----------------------------------------------------------------------
  CLASS C RETURN BEFORE TAXES
  (WITH APPLICABLE CDSC)           May 7, 2004        3.44%      7.73%
-----------------------------------------------------------------------
  RUSSELL 1000'r' GROWTH INDEX
  (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)              --            9.07%      7.91%*
-----------------------------------------------------------------------
  LIPPER LARGE-CAP GROWTH FUNDS
  AVERAGE                               --            5.60%      7.46%*
-----------------------------------------------------------------------


 * Since April 30, 2004.

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Growth Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  A SHARES    B SHARES    C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(2)                                        5.00%        None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                  None       4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemptions/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)         2.00%       2.00%       2.00%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)              A SHARES    B SHARES    C SHARES
--------------------------------------------------------------------------------------------
Management fee                                               0.49%       0.49%       0.49%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                     0.00%(4)    0.75%       0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                0.25%       0.25%       0.25%
    Other operating expenses                                 0.70%       0.70%       0.70%
Total other expenses                                         0.95%       0.95%       0.95%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                1.44%       2.19%       2.19%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                   0.24%       0.24%       0.24%
--------------------------------------------------------------------------------------------
Net operating expenses                                       1.20%       1.95%       1.95%
--------------------------------------------------------------------------------------------


(1) This table reflects the combined fees and expenses for both the Growth Fund and the Growth Portfolio.

(2) Lower sales charges are available depending on the amounts invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' in this prospectus.

(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Growth Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares and 1.95% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

 EXPENSE EXAMPLE*

                          1      3        5        10
                         YEAR   YEARS   YEARS    YEARS
  CLASS A SHARES         $616   $910    $1,226   $2,118
-------------------------------------------------------
  CLASS B SHARES
     ASSUMING
     REDEMPTION          $598   $862    $1,153   $2,140
     ASSUMING NO
     REDEMPTION          $198   $662    $1,153   $2,140
-------------------------------------------------------
  CLASS C SHARES
     ASSUMING
     REDEMPTION          $298   $662    $1,153   $2,505
     ASSUMING NO
     REDEMPTION          $198   $662    $1,153   $2,505
-------------------------------------------------------



* This Example reflects the combined fees and expenses of both the Growth Fund and the Growth Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenes.

HSBC INVESTOR GROWTH AND INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      HSBC INVESTOR GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Growth and Income Fund is to pursue long-term growth of capital and current income.

PRINCIPAL INVESTMENT                  The Fund normally invests at least 65% of its assets in
STRATEGIES                            common stocks, preferred stocks, and convertible securities.
                                      The Fund may also invest in various types of fixed income
                                      securities and in money market instruments. These fixed
                                      income securities may include U.S. Government securities,
                                      corporate bonds, asset-backed securities (including
                                      mortgage-backed securities), obligations of savings and
                                      loans and U.S. and foreign banks, commercial paper and
                                      related repurchase agreements. Transamerica Investment
                                      Management, LLC, the Fund's sub-adviser, selects securities for the Fund's portfolio, some of which will be
                                      income-producing. In selecting equity securities, the sub-
                                      adviser uses quantitative and fundamental research to
                                      identify stocks it believes are undergoing a positive change and poised to grow more rapidly.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                      fluctuate as the market price of its investments increases or decreases.

                                      Interest Rate Risk: Risk that changes in interest rates will affect the value of the Fund's investments in debt
                                      securities. If interests rates rise, the value of the Fund's investments may fall.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Fund to sell.

                                      Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying
                                      mortgages will be repaid prior to the bond's maturity date.
                                      When such repayment occurs, no additional interest will be paid on the investment.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives Risk: The Fund may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Fund may do so only
                                      for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income
                                      securities. These investments could increase the Fund's
                                      price volatility or reduce the return on your investment.

HSBC INVESTOR GROWTH AND INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Growth and Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2002     2003     2004   2005   2006
-25.38%  26.23%   7.50%  9.85%  9.44%


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    3Q 2003  +14.86%
Worst quarter:   3Q 2002  -18.00%

HSBC INVESTOR GROWTH AND INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index (the 'Index'), a broad market index that is generally representative of the larger companies in the U.S. stock market, and the Lipper Large-Cap Core Funds Average, an equally weighted average of mutual funds with a similar investment objective. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)



                                     INCEPTION                          SINCE
                                        DATE       1 YEAR   5 YEARS   INCEPTION
-------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES       Apr. 12, 2001  3.97%     2.94%      1.23%
-------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                     Apr. 12, 2001  3.97%     2.82%      1.11%
-------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                            Apr. 12, 2001  2.58%     2.46%      0.99%
-------------------------------------------------------------------------------
  CLASS B RETURN BEFORE TAXES
  (WITH APPLICABLE CDSC)            Apr. 5, 2001   4.70%     3.26%      1.90%
-------------------------------------------------------------------------------
  CLASS C RETURN BEFORE TAXES
  (WITH APPLICABLE CDSC)            Nov. 3, 2003   7.62%       N/A      9.22%
-------------------------------------------------------------------------------
  STANDARD & POOR'S 500 INDEX
  (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)
  LIPPER LARGE-CAP CORE FUNDS            --        15.78%    6.18%      5.35%*
-------------------------------------------------------------------------------
  AVERAGE                                --        13.53%    4.83%      4.25%*
-------------------------------------------------------------------------------


* Since March 31, 2001.

HSBC INVESTOR GROWTH AND INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES

As an investor in the HSBC Investor Growth and Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
-------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(1)                                         5.00%       None        None
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
-------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)          2.00%      2.00%       2.00%
-------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
-------------------------------------------------------------------------------------------
Management fee                                                0.60%      0.60%       0.60%
-------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(3)   0.75%       0.75%
-------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses                                  0.62%      0.62%       0.62%
Total other expenses                                          0.87%      0.87%       0.87%
-------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.47%      2.22%       2.22%
Fee waiver and/or expense reimbursement(4)(5)                 0.27%      0.27%       0.27%
-------------------------------------------------------------------------------------------
Net operating Expenses                                        1.20%      1.95%       1.95%
-------------------------------------------------------------------------------------------



(1) Lower sales charges are available depending on the amounts invested.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.



(4) The Adviser has entered into a written agreement with the Fund under which it will waive 0.05% of its management fee. This management fee waiver is contractual and shall be in effect until March 1, 2008.



(5) The Adviser has entered into a written expense limitation agreement with the fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for the Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Growth and Income Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                          1      3        5        10
                         YEAR   YEARS   YEARS    YEARS
-------------------------------------------------------
  CLASS A SHARES         $616   $916    $1,238   $2,148
-------------------------------------------------------
  CLASS B SHARES
     ASSUMING
     REDEMPTION          $598   $868    $1,165   $2,170
     ASSUMING NO
     REDEMPTION          $198   $668    $1,165   $2,170
-------------------------------------------------------
  CLASS C SHARES
     ASSUMING
     REDEMPTION          $298   $668    $1,165   $2,533
     ASSUMING NO
     REDEMPTION          $198   $668    $1,165   $2,533
-------------------------------------------------------



* For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR MID-CAP FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      HSBC INVESTOR MID-CAP FUND

INVESTMENT OBJECTIVE                  The investment objective of the Mid-Cap Fund is to achieve long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its objective by investing in
                                      common or preferred stocks and convertible securities. Under normal market conditions, the Fund will invest at least 80%
                                      of its net assets in equity securities of mid-sized
                                      companies with market capitalizations falling within the
                                      range of the S&P MidCap 400 Index (between $600 million and
                                      $12 billion as of January 31, 2007) at the time of
                                      acquisition. Investments are primarily in domestic common
                                      stocks but also may include, to a limited degree, securities of non-U.S. companies, as well as preferred stocks,
                                      convertible securities, and rights and warrants.

                                      Munder Capital Management, the Fund's sub-adviser, considers fundamental factors in order to find companies with
                                      potential for above-average, consistent earnings growth;
                                      financial stability; and a strong industry position and
                                      management team.

PRINCIPAL INVESTMENT                  Capitalization Risk: Investments in mid-capitalization
RISKS                                 companies involve greater risk than is customarily
                                      associated with larger, more established companies due to
                                      the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                      fluctuate as the market price of its investments increases or decreases.

                                      Market Risk: The Fund's performance per share will change
                                      daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives Risk: The Fund may invest in certain derivative instruments to help achieve its investment objective. The
                                      Fund may do so only for hedging purposes or for cash
                                      management purposes, as a substitute for investing in equity or fixed income securities. These investments could increase the Fund's price volatility or reduce the return on your
                                      investment.

HSBC INVESTOR MID-CAP FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Mid-Cap Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31(1)
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
1997    1998   1999    2000    2001    2002     2003    2004    2005    2006
30.96%  9.46%  38.40%  11.13%  -9.29%  -27.01%  32.06%  14.25%  10.29%  12.06%

Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:    4Q 1999  +26.98%
Worst quarter:   3Q 1998  -18.35%


(1) The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the 'CIT') maintained by HSBC Bank USA, National Association, for which HSBC Investments
    (USA) Inc. had provided day-to-day portfolio management. The CIT had substantially similar investment objective and policies as the Fund.

    The Fund calculates its performance for periods prior to July 1, 2000 by including the CIT's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fees and Expenses table in this prospectus (that is, adjusted to reflect estimated expenses, including the Fund's aggregate annual operating expenses including 12b-1 fees).

    The CIT was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CIT had been registered with the SEC, its performance might have been adversely affected.

HSBC INVESTOR MID-CAP FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance(1) over time to that of the S&P MidCap 400 Index (the 'Index'), and the Lipper Mid-Cap Growth Funds Average. The Index is an index of 400 mid-sized U.S. companies and is designed to reflect the risk and return characteristics of the broader mid-cap universe on an ongoing basis. The Index is unmanaged and it is not possible to invest directly in the Index. The Lipper Mid-Cap Growth Funds Average is an equally weighted average composed of mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)




                                                 INCEPTION      1        5        10        SINCE
                                                  DATE(2)      YEAR    YEARS    YEARS     INCEPTION
---------------------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                   July 1, 1993    6.47%   5.13%    9.79%      10.87%
---------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS   July 1, 1993    5.12%   4.19%     N/A        0.97%*
---------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                       July 1, 1993    5.37%   4.31%     N/A        1.37%*
---------------------------------------------------------------------------------------------------
  CLASS B RETURN BEFORE TAXES (WITH
  APPLICABLE CDSC)                              July 1, 1993    7.16%   5.40%    9.51%      10.49%
---------------------------------------------------------------------------------------------------
  CLASS C RETURN BEFORE TAXES (WITH
  APPLICABLE CDSC)                              July 1, 1993   10.20%   5.53%    9.59%      10.52%
---------------------------------------------------------------------------------------------------
  S&P MIDCAP 400 INDEX (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR TAXES)             --        10.32%  10.89%   13.47%      13.82%**
---------------------------------------------------------------------------------------------------
  LIPPER MID-CAP GROWTH FUNDS AVERAGE                --         8.54%   5.88%    7.52%       9.49%**
---------------------------------------------------------------------------------------------------


 * Since July 1, 2000, the date of conversion to mutual fund form. See note (1) below.


**  Since June 30, 1993.


(1) The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the 'CIT') maintained by HSBC Bank USA, National Association, for which HSBC Investments (USA) Inc. had provided day-to-day portfolio management. The CIT had substantially similar investment objective and policies as the Fund.

    The Fund calculates its performance for periods prior to July 1, 2000 by including the CIT's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fees and Expenses table in this prospectus (that is, adjusted to reflect estimated expenses, including the Fund's aggregate annual operating expenses including 12b-1 fees).

    The CIT was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CIT had been registered with the SEC, its performance might have been adversely affected.

(2) Prior to July 1, 1993, the CIT had a different investment objective and, therefore the performance for that time period is not included.

HSBC INVESTOR MID-CAP FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                            FEES AND EXPENSES

As an investor in the HSBC Investor Mid-Cap Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(1)                                         5.00%       None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)          2.00%      2.00%       2.00%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Management fee                                                0.75%      0.75%       0.75%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(3)   0.75%       0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses                                  0.85%      0.85%       0.85%
Total other expenses                                          1.10%      1.10%       1.10%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.85%      2.60%       2.60%
Fee waiver and/or expense reimbursement(4)(5)                 0.50%      0.50%       0.50%
--------------------------------------------------------------------------------------------
Net operating expenses                                        1.35%      2.10%       2.10%
--------------------------------------------------------------------------------------------


(1) Lower sales charges are available depending on the amounts invested.
(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certian omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' in this prospectus.

(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.


(4) The Adviser has entered into a written agreement with the Fund under which it will waive 0.05% of its management fee. This management fee waiver is contractual and shall be in effect until March 1, 2008.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.35% for the Class A shares, 2.10% for Class B shares, and 2.10% for Class C shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

    no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

  EXPENSE EXAMPLE*

                           1       3        5        10
                          YEAR   YEARS    YEARS    YEARS
---------------------------------------------------------
  CLASS A SHARES          $631   $1,006   $1,406   $2,522
---------------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION             $613     $961   $1,336   $2,546
   ASSUMING NO
   REDEMPTION             $213     $761   $1,336   $2,546
---------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION             $313     $761   $1,336   $2,897
   ASSUMING NO
   REDEMPTION             $213     $761   $1,336   $2,897
---------------------------------------------------------



* For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      HSBC INVESTOR OPPORTUNITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Opportunity Fund is to seek long-term growth of capital.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Opportunity
                                      Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund structure is
                                      commonly referred to as a 'master/feeder' structure because one fund (the Opportunity Fund or 'feeder fund') is
                                      investing all its assets in a second fund (the Portfolio or
                                      'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in
                                      investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its
                                      assets itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in equity securities of small
                                      cap companies. The Portfolio may also invest in bonds,
                                      notes, commercial paper, U.S. Government securities, and
                                      foreign securities. Small cap companies generally are
                                      defined as those that have market capitalizations within the range of market capitalizations represented in the Russell
                                      2500 Growth Index. The Portfolio may also invest in equity securities of larger, more established companies if they are expected to show increased earnings. The Portfolio was
                                      previously named the Small Cap Equity Portfolio.

                                      Westfield Capital Management Company, LLC, the Portfolio's
                                      sub-adviser, selects investments that it believes offer
                                      superior prospects for growth and are either:

                                         early in their cycle but which have the potential to become major enterprises, or

                                         are major enterprises whose rates of earnings growth are
                                         expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer
                                         demand, or basic changes in the economic environment.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                      fluctuate as the market prices of the Portfolio's
                                      investments increase or decrease.

                                      Small Company Risk: Because small cap growth companies have fewer financial resources than larger, well-established
                                      companies, investments in the Portfolio are subject to
                                      greater price volatility than investments in other equity
                                      funds that invest in larger, well-established companies,
                                      particularly during periods of economic uncertainty or
                                      downturns.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than its investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international political and economic
                                      conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives/Leverage Risk: The Portfolio may invest in
                                      derivative instruments (e.g., option and futures contracts)
                                      to help achieve its investment objective. The Portfolio
                                      intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income securities, but may also do so to enhance
                                      return when the sub-adviser believes the investment will
                                      assist the Portfolio in achieving its investment objectives.
                                      Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause
                                      the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to
                                      exaggerate the effect of any increase or decrease in the
                                      value of the Portfolio's portfolio securities. The
                                      Portfolio's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Portfolio's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Opportunity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
1997    1998    1999    2000   2001    2002     2003    2004    2005    2006
21.86%  12.97%  47.07%  4.29%  -1.95%  -33.36%  37.84%  11.42%  12.35%  14.16%


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 1999  +46.37%
Worst quarter:   3Q 2001  -24.79%

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------



The table below compares the Fund's performance over time with the Russell 2500'r' Growth Index (the 'Index'), an index of the companies in the Russell 2500'r' Index (the 2500 smallest companies in the Russell 3000'r' Index) with higher price-to-book ratios and higher forecasted growth values, and the Lipper Mid-Cap Growth Funds Average, an equally weighted average of funds within the mid cap growth fund category, adjusted for reinvestment of capital gains distributions and income dividends. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

---------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)



                                                   INCEPTION                                      SINCE
                                                      DATE        1 YEAR   5 YEARS   10 YEARS   INCEPTION
---------------------------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                     Sept. 23, 1996   8.43%    4.51%     9.94%       9.67%
---------------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS     Sept. 23, 1996   6.50%    4.04%     7.94%       7.72%
---------------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALES OF FUND SHARES                        Sept. 23, 1996   8.03%    3.87%     7.71%       7.50%
---------------------------------------------------------------------------------------------------------
  CLASS B RETURN BEFORE TAXES (WITH APPLICABLE
  CDSC)                                           Jan. 6, 1998     9.38%    4.79%       N/A       8.91%
---------------------------------------------------------------------------------------------------------
  CLASS C RETURN BEFORE TAXES (WITH APPLICABLE
  CDSC)                                           Nov. 4, 1998    12.39%    4.81%       N/A       9.75%
---------------------------------------------------------------------------------------------------------
  RUSSELL 2500'r' GROWTH INDEX (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR TAXES)               --         12.26%    7.62%     7.11%       7.03%*
---------------------------------------------------------------------------------------------------------
  LIPPER MID-CAP GROWTH FUNDS AVERAGE                  --          8.54%    5.88%     7.52%       7.23%*
---------------------------------------------------------------------------------------------------------


* Since September 30, 1996.
                                                                              57

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Opportunity Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(2)                                         5.00%       None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)          2.00%      2.00%       2.00%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Management fee                                                0.80%      0.80%       0.80%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(4)   0.75%       0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses                                  0.65%      0.65%       0.65%
Total other expenses                                          0.90%      0.90%       0.90%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.70%      2.45%       2.45%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                    0.05%      0.05%       0.05%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.65%      2.40%       2.40%
--------------------------------------------------------------------------------------------



(1) The table reflects the combined fees and expenses of both the Opportunity Fund and the Opportunity Portfolio.


(2) Lower sales charges are available depending on the amounts invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.



(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

  EXPENSE EXAMPLE*

                          1      3       5        10
                         YEAR   YEARS  YEARS    YEARS
------------------------------------------------------
  CLASS A SHARES         $659   $1,004 $1,372   $2,404
------------------------------------------------------
  CLASS B SHARES
     ASSUMING
     REDEMPTION          $643   $959   $1,301   $2,428
     ASSUMING NO
     REDEMPTION          $243   $759   $1,301   $2,428
------------------------------------------------------
  CLASS C SHARES
     ASSUMING
     REDEMPTION          $343   $759   $1,301   $2,782
     ASSUMING NO
     REDEMPTION          $243   $759   $1,301   $2,782
------------------------------------------------------



* The Example reflects the combined fees of both the Opportunity Fund and the Opportunity Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR OVERSEAS EQUITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      HSBC INVESTOR OVERSEAS EQUITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Overseas Equity Fund is to seek long-term growth of capital and future income.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor
                                      International Equity Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier
                                      fund structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Overseas Equity Fund or
                                      'feeder fund') is investing all its assets in a second fund
                                      (the Portfolio or 'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be
                                      greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not
                                      contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in equity securities of
                                      companies organized and domiciled in developed nations
                                      outside the United States or for which the principal trading market is outside the United States, including Europe,
                                      Canada, Australia and the Far East. The Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

                                      AllianceBernstein L.P., the Portfolio's sub-adviser, uses a fundamental value-oriented approach in selecting investments for the Portfolio.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                      fluctuate as the market prices of the Portfolio's
                                      investments increase or decrease.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international political and economic
                                      conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.
                                      Emerging market securities are subject to even greater price volatility than investments in other foreign securities
                                      because there is a greater risk of political or social
                                      upheaval in emerging markets. In addition, these investments are often less liquid and may be difficult to value
                                      accurately.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives Risk: The Portfolio may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Portfolio may do so
                                      only for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income
                                      securities. These investments could increase the Fund's
                                      price volatility or reduce the return on your investment.

HSBC INVESTOR OVERSEAS EQUITY INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Overseas Equity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
1997   1998    1999   2000    2001    2002    2003    2004    2005    2006
7.90%  10.56%  68.71% -20.19% -18.04% -17.44% 28.37%  22.90%  15.47%  30.26%


Of course, past performance does not indicate how the Fund will perform in the future.

 Best quarter:    4Q 1999  +30.25%
 Worst quarter:   3Q 2002  -20.83%

HSBC INVESTOR OVERSEAS EQUITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) (the 'Index'), which measures performance of foreign stock markets of issuers in developed countries in the indicated regions, and the Lipper International Large-Cap Core Funds Average, an equally weighted average composed of mutual funds with a similar investment objective. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing the how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

-------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)



                                             INCEPTION                                    SINCE
                                               DATE       1 YEAR   5 YEARS   10 YEARS   INCEPTION
-------------------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES              Aug. 26, 1996  23.78%   13.22%     9.38%       9.73%
-------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                            Aug. 26, 1996  21.69%   12.05%     8.45%       8.83%
-------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES    Aug. 26, 1996  18.75%   11.24%     7.98%       8.32%
-------------------------------------------------------------------------------------------------
  CLASS B RETURN BEFORE TAXES
  (WITH APPLICABLE CDSC)                   Jan. 6, 1998   25.23%   13.52%       N/A       9.51%
-------------------------------------------------------------------------------------------------
  CLASS C RETURN BEFORE TAXES
  (WITH APPLICABLE CDSC)                   Nov. 4, 1998   28.26%   13.53%       N/A       9.84%
-------------------------------------------------------------------------------------------------
  MSCI EAFE INDEX (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES OR TAXES)                  --        26.86%   15.43%     8.06%       8.24%*
-------------------------------------------------------------------------------------------------
  LIPPER INTERNATIONAL LARGE-CAP CORE
  FUNDS AVERAGE                                 --        24.28%   12.31%     7.23%       7.74%*
-------------------------------------------------------------------------------------------------


* Since August 31, 1996.
                                                                              61

HSBC INVESTOR OVERSEAS EQUITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Overseas Equity Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                A SHARES    B SHARES    C SHARES
------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a
percentage of offering price)(2)                           5.00%        None        None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
of sales price)                                             None       4.00%       1.00%
------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)       2.00%       2.00%       2.00%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)            A SHARES    B SHARES    C SHARES
------------------------------------------------------------------------------------------
Management fee                                             0.67%       0.67%       0.67%
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                   0.00%(4)    0.75%       0.75%
------------------------------------------------------------------------------------------
    Shareholder servicing fee                              0.25%       0.25%       0.25%
    Other operating expenses                               0.75%       0.75%       0.75%
Total other expenses                                       1.00%       1.00%       1.00%
------------------------------------------------------------------------------------------
Total Fund operating expenses                              1.67%       2.42%       2.42%
------------------------------------------------------------------------------------------
Net Fund operating expenses                                1.67%       2.42%       2.42%
------------------------------------------------------------------------------------------


(1) The table reflects the combined fees and expenses of both the Overseas Equity Fund and the International Equity Portfolio.

(2) Lower sales charges are available depending on the amounts invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.





This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                         1       3        5        10
                        YEAR   YEARS    YEARS    YEARS
-------------------------------------------------------
CLASS A SHARES          $661   $1,000   $1,362   $2,377
-------------------------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION           $645     $955   $1,291   $2,401
   ASSUMING NO
   REDEMPTION           $245     $755   $1,291   $2,401
-------------------------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION           $345     $755   $1,291   $2,756
   ASSUMING NO
   REDEMPTION           $245     $755   $1,291   $2,756
-------------------------------------------------------



* The Example reflects the combined fees of both the Overseas Equity Fund and the International Equity Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR VALUE FUND

INVESTMENT OBJECTIVE                  The investment objective of the Value Fund is long-term
                                      growth of capital and income.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Value
                                      Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund structure is
                                      commonly referred to as a 'master/feeder' structure because one fund (the Value Fund or 'feeder fund') is investing all its assets in a second fund (the Portfolio or 'master
                                      fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other
                                      structures. For reasons relating to costs or a change in
                                      investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its
                                      assets itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio will primarily invest in U.S. and foreign equity securities of companies
                                      with large and medium capitalizations that possess
                                      opportunities underappreciated or misperceived by the
                                      market. The Portfolio may also invest up to 25% of its
                                      assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American
                                      Depository Receipts.

                                      NWQ Investment Management Company, LLC, as the sub-adviser to the Portfolio, seeks to identify undervalued companies
                                      where a catalyst exists -- such as new management, industry consolidation, company restructuring or a change in the
                                      company's fundamentals -- to recognize value or improve a
                                      company's profitability. The investment process seeks to add value through active management and through research aimed at selecting companies that reflect hidden opportunities
                                      underpriced by the market. The sub-adviser's value driven
                                      investment strategy is based on bottom up fundamental
                                      research, which focuses on fundamental valuation,
                                      qualitative analysis and downside protection.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                      fluctuate as the market price of the Portfolio's investments increases or decreases.

                                      Value Stock Risk: A 'value' style of investing emphasizes
                                      undervalued companies with characteristics for improved
                                      valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                      value equity securities are less than returns on other
                                      styles of investing or the overall stock markets.

                                      Medium and Large Capitalization Risk: The Portfolio may
                                      invest in medium and large capitalization companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings
                                      disappointments or other financial developments. Medium
                                      capitalization companies may involve greater risks than
                                      investment in large capitalization companies due to such
                                      factors as limited product lines, market and financial or
                                      managerial resources.

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international political and economic
                                      conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Interest Rate Risk: The risk that changes in interest rates will affect the yield or value of the Portfolio's
                                      investments in debt securities. If interest rates rise, the value of the Portfolio's investments may fall.

                                      High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                      risk and are less liquid than other fixed income securities.
                                      The Fund could lose money if the Portfolio is unable to
                                      dispose of these investments at an appropriate time.
                                      Derivatives Risk: The Portfolio may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Portfolio may do so
                                      only for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income
                                      securities. These investments could increase the Fund's
                                      price volatility or reduce the return on your investment.

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Value Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2005     2006
11.13%   18.69%



Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2006  +6.62%
Worst quarter:   1Q 2005  -1.59%

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Russell 1000'r' Value Index and the Lipper Multi-Cap Value Funds Average. The Russell 1000'r' Value Index (the 'Index') measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and it is not possible to invest directly in the Index. The Lipper Multi-Cap Value Funds Average is an equally weighted average composed of mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

-------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)




                                    INCEPTION               SINCE
                                       DATE      1 YEAR   INCEPTION
-------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES      May 7, 2004   12.74%    15.46%
  CLASS A RETURN AFTER TAXES ON
-------------------------------------------------------------------
  DISTRIBUTIONS                    May 7, 2004   11.07%    14.00%
  CLASS A RETURN AFTER TAXES ON
-------------------------------------------------------------------
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           May 7, 2004   10.49%    13.13%
-------------------------------------------------------------------
  CLASS B RETURN BEFORE TAXES
  (WITH APPLICABLE CDSC)           May 7, 2004   13.91%    16.28%
-------------------------------------------------------------------
  CLASS C RETURN BEFORE TAXES
  (WITH APPLICABLE CDSC)           May 7, 2004   16.87%    16.84%
-------------------------------------------------------------------
  RUSSELL 1000'r' VALUE INDEX
  (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)              --       22.25%   16.91%*
-------------------------------------------------------------------
  LIPPER MULTI-CAP VALUE FUNDS
-------------------------------------------------------------------
  AVERAGE                               --       17.37%   13.96%*
-------------------------------------------------------------------


* Since April 30, 2004.

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Value Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of offering price)(2)                                         5.00%       None        None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                   None      4.00%       1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)          2.00%      2.00%       2.00%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Management fee                                                0.52%      0.52%       0.52%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                      0.00%(4)   0.75%       0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                 0.25%      0.25%       0.25%
    Other operating expenses                                  0.66%      0.66%       0.66%
--------------------------------------------------------------------------------------------
Total other expenses                                          0.91%      0.91%       0.91%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                 1.43%      2.18%       2.18%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                    0.23%      0.23%       0.23%
--------------------------------------------------------------------------------------------
Net operating expenses                                        1.20%      1.95%       1.95%
--------------------------------------------------------------------------------------------


(1) This table reflects the combined fees and expenses for both the Value Fund and the Value Portfolio.

(2) Lower sales charges are available depending on the amounts invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Redemption Fee' section of this prospectus.

(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares and 1.95% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

 EXPENSE EXAMPLE*

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------
  CLASS A SHARES          $616     $908     $1,222     $2,109
---------------------------------------------------------------
  CLASS B SHARES
     ASSUMING
     REDEMPTION           $598     $860     $1,149     $2,130
     ASSUMING NO
     REDEMPTION           $198     $660     $1,149     $2,130
---------------------------------------------------------------
  CLASS C SHARES
     ASSUMING
     REDEMPTION           $298     $660     $1,149     $2,495
     ASSUMING NO
     REDEMPTION           $198     $660     $1,149     $2,495
---------------------------------------------------------------



* This Example reflects the combined fees of both the Value Fund and the Value Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                      HSBC INVESTOR CORE FIXED INCOME FUND

TICKER SYMBOL:        CLASS A: HSXAX        CLASS B: HSXBX        CLASS C: HSXCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY


The investment objective of the Core Fixed Income Fund is to maximize total return, consistent with reasonable risk and prudent investment management. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its objective by investing all of its assets in the HSBC Investor Core Fixed Income Portfolio, which has the same investment objective as the Fund.


The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. Duration refers to the range within which the modified duration of a Fund portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


The Portfolio invests primarily in a diversified portfolio of dollar-denominated investment grade debt securities, such as U.S. Government securities, corporate debt securities, commercial paper, mortgage and asset-backed securities. The Portfolio may also invest in preferred stock, convertible securities, structured notes, variable and floating rate debt obligations and certificates of deposit, but does not currently intend to invest in any fixed income securities rated below investment grade (or if unrated, judged to be of investment grade quality by the sub-adviser).


The Portfolio may invest up to 25% of its total assets in U.S.
dollar-denominated securities of foreign issuers.

Consistent with its investment objective of the Fund, the Portfolio:

    will normally invest at least 80% of its net assets in fixed income securities.

    may invest without limitation in mortgage-related securities including mortgage-backed and asset-backed securities (which are debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables).

    may invest in fixed- and floating-rate loans, including in the form of loan participations and assignments.

    may invest in municipal securities, including residual interest bonds.

    may invest in variable and floating rate securities, including any combination of interest-only, principal-only or inverse floater securities.

    may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, swaps and credit default swaps and similar types of instruments that provide exposure to investment returns of the bond market.

    may invest in structured notes, loan participations and assignments, and may hold common stock or warrants received as the result of an exchange or tender of fixed income securities.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may invest in debt obligations of commercial banks and savings and loan associations, such as certificates of deposit, time deposits, and bankers' acceptances.

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

    may take short positions by selling borrowed securities with the intention of repurchasing them at a profit on the expectation that the market price will fall. The Portfolio will only take short positions if its exposure on the short sale is covered by way of ownership of the security sold short, an equivalent security, or a security convertible into such security.


Halbis Capital Management (USA) Inc. ('Halbis'), as sub-adviser, selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                   HSBC INVESTOR CORE PLUS FIXED INCOME FUND

TICKER SYMBOL:        CLASS A: HBFAX        CLASS B: HSBBX        CLASS C: HBFCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Core Plus Fixed Income Fund is to maximize total return, consistent with reasonable risk. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Core Plus Fixed Income Portfolio, which has the same investment objective as the Fund.


Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities, such as U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed securities, and similar securities issued by foreign governments and corporations. The Portfolio may also invest in preferred stocks, convertible securities and high yield/high risk debt securities (sometimes referred to as 'junk bonds'). The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years. Duration refers to the range within which the modified duration of a portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


Consistent with the investment objective of the Fund, the Portfolio:

  will normally invest at least 80% of its net assets in fixed income securities, such as U.S. government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities, obligations of foreign governments or international entities, and foreign currency exchange-related securities.

  may invest up to 30% of its total assets in securities denominated in foreign currencies (including, to a limited extent, those in emerging markets), and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

  may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

  may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

  may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

  may invest up to 25% of its assets in high yield/high risk securities, without any minimum rating or credit quality.

  may invest in floating and variable rate instruments.

  may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may invest in debt obligations of commercial banks and savings and loan associations. These instruments would include certificates of deposit, time deposits, and bankers' acceptances.

  may purchase and sell securities on a when-issued basis or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.


In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve. Duration management is also considered. Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------


            HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND



TICKER SYMBOL:    CLASS A:    HCGAX



INVESTMENT OBJECTIVE, POLICIES AND STRATEGY



The investment objective of the Global Emerging Markets Fixed Income Fund is to maximize total return. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security.



Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities of issuers that economically are tied to countries with emerging securities markets. Such securities are normally denominated in foreign currencies but may also be denominated in U.S. dollars. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operation within the country, or has a majority of its assets in the country. The term 'emerging markets' includes any country: (i) having an 'emerging stock market' as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the 'World Bank'); (iii) listed in World Bank publications as developing; or (iv) determined by the sub-adviser to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may also invest in preferred stocks and convertible securities and may invest all of its assets in high yield/high risk debt securities (sometimes referred to as 'junk bonds'). The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that does not exceed 8 years. Duration refers to the range within which the modified duration of the Fund's portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).



Consistent with its investment objective, the Fund:



  will normally invest at least 80% of its net assets in fixed income securities issued by issuers that are economically tied to emerging markets. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer 'located' in the country where the relevant issuer or market is located.



  may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary or emergency purposes.



  may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.



  may invest all of its assets in high yield/high risk securities, subject to a limitation that only up to 15% of its assets will be invested in such securities rated below B or of comparable credit quality.



  may invest in floating and variable rate instruments.



  may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.



  may purchase and sell securities on a when-issued basis or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.



   may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------



Halbis, as sub-adviser, selects securities for the Fund based on various factors, including the outlook for the economies of the various emerging markets in which the Fund may invest and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.



The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under 'Investment Techniques -- Investments in Other Investment Companies.'

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------


          HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)



TICKER SYMBOL:    CLASS A: HCHAX



INVESTMENT OBJECTIVE, POLICIES AND STRATEGY



The investment objective of the Global Fixed Income Fund (U.S. Dollar Hedged) is to maximize total return, consistent with reasonable risk. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.



Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities of issuers located in at least three foreign countries, which may include the U.S.; but the Fund may invest no more than 40% of its net assets in securities of issuers located in any single foreign country, and investments in securities of any particular foreign government will be limited to 25% of the Fund's net assets. These securities are normally denominated in foreign currencies, but may also be denominated in U.S. dollars. The Fund may also invest in preferred stocks, convertible securities and high yield/high risk debt securities (sometimes referred to as 'junk bonds'). The Fund seeks to outperform the Lehman Global Bond Index. Under normal circumstances, between 35% and 75% of the Fund's assets will be invested in a manner that results in exposure to characteristics of investing in issuers located outside the U.S. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. Duration refers to the range within which the modified duration of a Fund portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).



Consistent with its investment objective, the Fund:



  will normally invest at least 80% of its net assets in fixed income securities of issuers located in at least three foreign countries, as described above. The Fund's primary investments may be represented by derivatives that create synthetic bond positions. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer 'located' in the country where the relevant issuer or market is located.



  will hedge its exposure to foreign currency such that unhedged foreign currency exposure will normally not exceed 20% of the Fund's net asset value.



  may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary or emergency purposes.



  may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.



  may invest up to 25% of its assets in high yield/high risk securities, without any minimum rating or credit quality.



  may invest in floating and variable rate instruments.



  may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.



  may purchase and sell securities on a when-issued basis or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.



   may invest up to 25% of its assets in emerging markets.



   may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).



Halbis, as sub-adviser, selects securities for the Fund based on various factors, including the outlook for the economies of the various markets in which the Fund may invest and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------


The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under 'Investment Techniques -- Investments in Other Investment Companies.'

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------


                     HSBC INVESTOR GLOBAL FIXED INCOME FUND



TICKER SYMBOL:    CLASS A: HCBAX



INVESTMENT OBJECTIVE, POLICIES AND STRATEGY



The investment objective of the Global Fixed Income Fund is to maximize total return, consistent with reasonable risk. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.



Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities of issuers located in at least three foreign countries, which may include the U.S.; but the Fund may invest no more than 40% of its net assets in securities of issuers located in any single foreign country, and investments in securities of any particular foreign government will be limited to 25% of the Fund's net assets. These securities are normally denominated in foreign currencies, but may also be denominated in U.S. dollars. The Fund may, but is not required to, hedge exposure to the risk of fluctuations in the value of foreign currencies relative to the U.S. dollar. The Fund may also invest in preferred stocks, convertible securities and high yield/high risk debt securities (sometimes referred to as 'junk bonds'). The Fund seeks to outperform the Lehman Global Bond Index. Under normal circumstances, between 35% and 75% of the Fund's assets will be invested in a manner that results in exposure to characteristics of investing in issuers located outside the U.S. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. Duration refers to the range within which the modified duration of a Fund portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).



Consistent with its investment objective, the Fund:



  will normally invest at least 80% of its net assets in fixed income securities of issuers located in at least three foreign countries, as described above. The Fund's primary investments may be represented by derivatives that create synthetic bond positions. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer 'located' in the country where the relevant issuer or market is located.



  may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary or emergency purposes.



  may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.



  may invest up to 25% of its assets in high yield/high risk securities, without any minimum rating or credit quality.



  may invest in floating and variable rate instruments.



  may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.



  may purchase and sell securities on a when-issued basis or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.



  may invest up to 25% of its assets in emerging markets.



   may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).



Halbis, as sub-adviser, selects securities for the Fund based on various factors, including the outlook for the economies of the various markets in which the Fund may invest, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------


The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under 'Investment Techniques -- Investments in Other Investment Companies.'

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                   HSBC INVESTOR HIGH YIELD FIXED INCOME FUND

TICKER SYMBOL:        CLASS A: HSAHX        CLASS B: HSBHX        CLASS C: HSCHX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The primary investment objective of the High Yield Fixed Income Fund is to provide a high level of current income, and its secondary objective is capital appreciation. The Fund seeks to achieve its objective by investing all of its assets in the HSBC Investor High Yield Fixed Income Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities that are rated in the lower rating categories of established rating services. (Ba1 or lower by Moody's Investor Services ('Moody's') and BB+ or lower by Standard & Poor's Division of The McGraw-Hill Companies, Inc. ('S&P')), or, if unrated, are deemed by HSBC to be of comparable quality. These securities are commonly known as 'junk bonds.' The Portfolio will generally not invest in securities rated at the time of investment in the lowest rating categories (Ca or below for Moody's and CC or below for S&P) but may continue to hold securities which are subsequently downgraded. However, it has authority to invest in securities rated as low as C and D by Moody's and S&P, respectively.

The Portfolio expects to maintain an average weighted portfolio maturity of 3 to 15 years.


In choosing investments for the Portfolio, Halbis, as sub-adviser:


    analyzes business conditions affecting investments, including changes in economic activity and interest rates, availability of new investment opportunities, and the economic outlook for specific industries.

    continually analyzes individual companies, including their financial condition, cash flow and borrowing requirements, value of assets in relation to cost, strength of management, responsiveness to business conditions, credit standing and anticipated results of operations.


    seeks to identify under valued sectors and securities through analysis of various criteria including credit quality and liquidity.


    seeks to moderate risk by investing among a variety of industry sectors and issuers.

Consistent with the investment objective of the Fund, the Portfolio:

    will normally invest at least 80% of its net assets in high yield, high risk fixed income securities.

    may invest all of its assets in debt securities and convertible securities (including preferred stocks) rated below the fourth highest rating category by Standard & Poor's or Moody's, and unrated securities of comparable quality.

    may invest up to 20% of its assets in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency).

    may invest up to 30% of its assets in securities of non-U.S. issuers, including, to a limited extent, those in emerging markets.

    may lend securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, swaps, and credit default swaps, and similar types of instruments that provide exposure to investment returns of the high yield bond market.

    may invest in floating and variable rate instruments and obligations.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may invest in investment grade fixed income securities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

    may invest in debt obligations of commercial banks and savings and loan associations, such as certificates of deposit, time deposits, and bankers' acceptances.

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

    may take short positions by selling borrowed securities with the intention of repurchasing them at a profit on the expectation that the market price will fall. The Portfolio will only take short positions if its exposure on the short sale is covered by way of ownership of the security sold short, an equivalent security, or a security convertible into such security.

    may purchase mortgage-backed and asset-backed securities (which are debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables).


Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser combines top-down analysis of currency trends, industry sectors and themes with bottom-up fundamental research. The sub-adviser may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

             HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

TICKER SYMBOL:        CLASS A: HLMAX        CLASS B: HLMBX        CLASS C: HLMCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Intermediate Duration Fixed Income Fund is to maximize total return, consistent with reasonable risk. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Intermediate Duration Fixed Income Portfolio, which has the same investment objective as the Fund.


The Portfolio invests primarily in investment grade fixed income securities with a stated maturity of less than 10 years. The average portfolio duration of the Portfolio normally varies within 3 to 6 years based on projected interest rates. Duration refers to the range within which the modified duration of a portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


Consistent with the investment objective of the Fund, the Portfolio:

  normally will invest at least 80% of its net assets in fixed income securities. These securities may include U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed securities and similar securities issued by foreign governments and corporations. The Portfolio may also invest in preferred stocks and convertible securities and may invest up to 25% of its assets in high/yield risk debt securities (sometimes referred to as 'junk bonds') without any minimum rating or credit quality.

  may invest up to 30% of its total assets in securities denominated in foreign currencies (including, to a limited extent, those in emerging markets), and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

  may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

  may lend securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Portfolio also may borrow money for temporary or emergency purposes.

  may invest in derivative instruments, including but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

  may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may invest in debt obligations of commercial banks and savings and loan associations. These instruments include certificates of deposit, time deposits, and bankers' acceptances.

  may purchase and sell securities on a when-issued basis or forward commitment basis, in which a security's price and yield are fixed on the date of commitment but payment and delivery are scheduled for a future date.


In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve. Duration management is also considered. Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

TICKER SYMBOL:        CLASS A: RNYCX        CLASS B: HNYBX        CLASS C: HNYCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes.

The Fund seeks to achieve its investment objective by investing its assets primarily in a non-diversified portfolio of municipal bonds, municipal notes and other debt instruments, the interest on which is exempt from regular federal, New York State and New York City personal income taxes. These debt instruments consist of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes.

Consistent with its investment objective, the Fund:


  will normally invest at least 80% of its net assets in municipal obligations the interest from which is exempt from federal, New York State, and New York City personal income tax (however, market conditions may from time to time limit the availability of these obligations). Under normal circumstances, at least 80% of the Fund's net assets will be invested in obligations, the interest on which is exempt from both regular federal income tax and the federal alternative minimum tax. To the extent that such municipal obligations do not have acceptable risk- and tax-adjusted returns, the Fund may purchase municipal obligations issued by other states and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes.



  may invest in certain derivative instruments, such as futures contracts on fixed income securities and indices of municipal securities.


  may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

  may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

  may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


The Fund may invest, as a temporary defensive measure, in short-term obligations or hold some of its assets in cash. If so, shareholders may have to pay federal and New York State and New York City personal income taxes on the interest received on these investments.



Halbis, as sub-adviser, selects securities for the Fund based on various factors, including the credit quality of the securities, the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                 HSBC INVESTOR SHORT DURATION FIXED INCOME FUND

TICKER SYMBOL:        CLASS A: HSHAX        CLASS B: HSHBX        CLASS C: HSHCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Short Duration Fixed Income Fund is to maximize total return, consistent with preservation of capital and prudent investment management. The 'total return' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its objective by investing all of its assets in the HSBC Investor Short Duration Fixed Income Portfolio, which has the same investment objective as the Fund.


The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years. Duration refers to the range within which the modified duration of a portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ('junk bonds') rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Consistent with the investment objective of the Fund, the Portfolio:

    will normally invest at least 80% of its net assets in fixed income securities.

    may invest without limitation in mortgage-related securities including mortgage-backed and asset-backed securities (which are debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables).

    may invest in fixed- and floating-rate loans, including in the form of loan participations and assignments.

    may invest in convertible securities (including preferred stocks), and may hold common stock or warrants received as a result of an exchange or tender of fixed income securities.

    may invest up to 10% of its assets in high yield/high risk securities rated as low as B by Moody's or S&P.

    may invest in municipal securities, including residual interest bonds.

    may invest on variable and floating rate securities, including up to 5% of total assets in any combination of interest-only, principal-only or inverse floater securities.

    may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including, up to 5% of its assets in securities of issuers in emerging or developing markets.

    may invest in 'event-linked' bonds and other securities.

    may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, swaps, and credit default swaps, and similar types of instruments that provide exposure to investment returns of the bond market.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

    may invest in debt obligations of commercial banks and savings and loan associations, such as certificates of deposit, time deposits, and bankers' acceptances.

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

    may take short positions by selling borrowed securities with the intention of repurchasing them at a profit on the expectation that the market price will fall. The Portfolio will only take short positions if its exposure on the short sale is covered by way of ownership of the security sold short, an equivalent security, or a security convertible into such security.


In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve. Duration management is also considered. Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                           HSBC INVESTOR GROWTH FUND

TICKER SYMBOL:        CLASS A: HOTAX        CLASS B: HOTBX        CLASS C: HOTCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Growth Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Growth Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Waddell & Reed Investment Management Company, the Portfolio's investment sub-adviser, believes have the potential to generate superior levels of long-term profitability and growth.

The sub-adviser utilizes a 'growth' style of investing. It selects growth companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. The sub-adviser's selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, it concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, it conducts its internal research. The sub-adviser searches to identify those companies that it believes possess a sustainable competitive advantage. The sub-adviser seeks to outperform the Russell 1000 Growth Index.

Consistent with the investment objective of the Fund, the Portfolio:

  may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

  may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.

  may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as 'junk bonds.'

  may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

  may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

The sub-adviser may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                      HSBC INVESTOR GROWTH AND INCOME FUND

TICKER SYMBOL:        CLASS A: HSGAX        CLASS B: HSGBX        CLASS C: HSGCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Growth and Income Fund is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing in common stocks, preferred stocks, and convertible securities. The Fund may invest in fixed income securities and money market instruments. The fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

Consistent with its investment objective, the Fund:

  will invest at least 65% of its assets in common stocks, preferred stocks and convertible securities.

  may invest up to 35% of its assets in various types of fixed income securities and money market instruments.

  may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


    may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.



    may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell the security to the seller at an agreed upon price on an agreed upon date.



    may purchase and sell securities on a when-issued or forward committment basis in which a security's price and yield are fixed on the date of committment but payment and delivery are scheduled for a future date.


Transamerica Investment Management LLC, as sub-adviser, uses quantitative and fundamental research to select stocks for the Fund's portfolio that it believes offer attractive growth opportunities and are selling at reasonable prices.

The sub-adviser's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The sub-adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undergoing a positive change and poised to grow more rapidly. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the sub-adviser, have a potential for dividend growth in the future.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

The sub-adviser will consider selling those securities which no longer meet the Fund's criteria for investing, and may sell securities to realize profits, limit losses or take advantage of better investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                           HSBC INVESTOR MID-CAP FUND

TICKER SYMBOL:        CLASS A: HMIAX        CLASS B: HMIBX        CLASS C: HSMIX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY


The investment objective of the Mid-Cap Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing in common stock, preferred stocks and convertible securities. The Fund will normally invest at least 80% of its net assets in equity securities of mid-sized companies with market capitalizations falling within the range of the companies in the S&P MidCap 400 Index (between $600 million and $12 billion as of January 31, 2007) at the time of acquisition.



Munder Capital Management, as sub-adviser, uses quantitative and fundamental research to select stocks for the Fund's portfolio that it believes offer attractive growth opportunities and are selling at reasonable prices. The sub-adviser pursues this strategy by considering fundamental factors such as book value, cash flow, earnings, and sales in order to find companies with potential for above-average, consistent earnings growth; financial stability; and strong industry position and management team. It applies risk controls designed to ensure that market cap, sector weightings, beta and style bias remain consistent over time.



The sub-adviser's investment discipline takes account of relative valuation, technical analysis, market sentiment and other key drivers of market prices. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the sub-adviser, have a potential for dividend growth in the future.


Consistent with its investment objective, the Fund:

  may invest, to a limited degree, in securities of non-U.S. companies, generally through ADRs.

  may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


  may invest in preferred stocks, convertible securities, and rights and warrants.



    may invest in certain derivative instruments, including futures contracts.



    may purchase and sell securities on a 'when-issued' basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.



    may engage in repurchase transactions, where the Fund purchases a security, and simultaneousely commits to resell that security to a seller at an agreed upon price at an agreed upon price.


Investments will be sold if they no longer meet the Fund's criteria for investment.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                         HSBC INVESTOR OPPORTUNITY FUND

TICKER SYMBOL:        CLASS A: HSOAX        CLASS B: HOPBX        CLASS C: HOPCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY


The investment objective of the Opportunity Fund is to seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Opportunity Portfolio, which has the same investment objective as the Fund.


Under normal market conditions, the Portfolio will invest at least 80% of its net assets in equity securities of small cap companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. Westfield Capital Management Company, LLC, the Portfolio's investment sub-adviser, selects investments that it believes offer superior prospects for growth and are either:

  early in their cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth may accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The sub-adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. Securities are selected based upon fundamental analysis of a company's cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors.

Consistent with the Fund's investment objective, the Portfolio:


  will normally invest at least 80% of its net assets in small-cap equity securities. The Portfolio will generally focus on small cap growth companies that are early in their life cycle. Small cap companies are defined by the investment sub-adviser as those companies with market capitalizations within the range of market capitalizations of companies represented in the Russell 2500 Growth Index (as of January 31, 2007, between $74 million and $8.68 billion). This index is a widely recognized, unmanaged index of small cap common stock prices. The sub-adviser would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.


  may invest in larger, more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

  may invest up to 20% of its assets in foreign securities.


  will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.


  may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures.

  may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

  may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


The Portfolio may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities.



Investments will be sold if they no longer meet the Portfolio's criteria for investment.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                       HSBC INVESTOR OVERSEAS EQUITY FUND

TICKER SYMBOL:        CLASS A: HOEAX        CLASS B: HOEBX        CLASS C: HOECX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Overseas Equity Fund is to seek long-term growth of capital and future income. The Fund seeks to achieve its investment objective by investing all of its assets in the International Equity Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.


The approach to investing of AllianceBernstein L.P., the Portfolio's sub-adviser, relies on extensive field research and direct company contact. It is a fundamental value-oriented approach that attempts to identify the difference between the underlying value of a company and the price of its security in the market.


Consistent with the investment objective of the Fund, the Portfolio:

  will normally invest at least 80% of its net assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations.

  may invest up to 20% of its assets in equity securities of companies in emerging markets.

  intends to have at least three different countries other than the United States represented in its portfolio and intends to invest primarily in companies with large market capitalizations.

  may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.

  may invest in derivative instruments, including, but not limited to, foreign currency futures contracts and options on foreign currencies and foreign currency futures.

  may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

  may purchase and sell securities on a 'when-issued' basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.


Investments will be sold if they no longer meet the Portfolio's criteria for investment.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                            HSBC INVESTOR VALUE FUND

TICKER SYMBOL:        CLASS A: HIVAX        CLASS B: HIVBX        CLASS C: HIVCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Value Fund is long-term growth of capital and income. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Value Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that possess opportunities underappreciated or misperceived by the market.


NWQ Investment Management Co., LLC, the Portfolio's sub-adviser, utilizes a 'value' style of investing. The sub-adviser seeks to identify undervalued companies where a catalyst exists -- such as new management, industry consolidation, company restructuring or a change in the company's fundamentals -- to recognize value or improve a company's profitability. The investment process seeks to add value through active management and through research aimed at selecting companies that reflect hidden opportunities underpriced by the market. The sub-adviser's value driven investment strategy is based on bottom up fundamental research, which focuses on fundamental valuation, qualitative analysis and downside protection.


Consistent with the investment objective of the Fund, the Portfolio:

  may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

  may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.

  may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as 'junk bonds.'

  may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

  may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American Depository Receipts.

  may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


Investments will be sold if they no longer meet the Portfolio's criteria for investment.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------


GENERAL RISK FACTORS: ALL FUNDS

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Generally, each Fund and its corresponding Portfolio, if applicable, will be subject to the following risks:


  Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of securities fluctuates in response to issuer, political, market, and economic developments. With respect to the Equity Funds, in the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, with respect to equity securities, large cap stocks can react differently from small cap or mid-cap stocks, and 'growth' stocks can react differently from 'value' stocks.


  Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund or Portfolio. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

  Credit Risks: A Fund could lose money if the issuer of a fixed income security owned by the Fund or Portfolio is unable to meet its financial obligations.

  Derivatives: A Fund may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or 'derived' from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and 'when-issued' securities. There are, in fact, many different types of derivative securities and many different ways to use them.

  The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent a Fund from selling unfavorable positions, which could result in adverse consequences.

  Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund or Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, leverage risk will apply.

  The SAI contains detailed descriptions of the derivative securities in which each Fund may invest and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this prospectus.

  Leverage Risk: Certain transactions give rise to a form of leverage. The use of leverage may cause a Fund or Portfolio to liquidate portfolio positions when it may not be advantageous to do so. Leverage, including borrowing, may cause a Fund or Portfolio to be more volatile than if the Fund

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

  or Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities.

  Liquidity Risk/Illiquid Securities: Each Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Funds (or their underlying Portfolios) will not invest more than 15% of their net assets in securities deemed to be illiquid. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Portfolio Turnover. Each Fund or its corresponding Portfolio is actively managed and, in some cases the Fund's or the Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect a Fund's performance.

  Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Adviser's opinion, are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

  Returns Are Not Guaranteed: An investment in a Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


SPECIFIC RISK FACTORS: FOREIGN SECURITIES
(CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, INTERMEDIATE DURATION FIXED INCOME FUND, AND ALL EQUITY FUNDS)


Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.


Investments in foreign markets typically involve currency risks. The Income Funds listed above may use techniques to increase exposure to a currency or shift exposure from one currency to another. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.



Although the Funds (or Portfolios) other than the Global Fixed Income Fund (U.S. Dollar Hedged) may seek to reduce currency risk by hedging part or all of their exposure to various foreign currencies, such Funds (or Portfolios) are not required to do so, and if such techniques are employed there is no assurance that they will be successful.


SPECIFIC RISK FACTORS: LENDING OF PORTFOLIO SECURITIES (ALL FUNDS)

In order to generate additional income, the Funds may lend portfolio securities to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

SPECIFIC RISK FACTORS: REPURCHASE AGREEMENTS (ALL FUNDS)

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.


SPECIFIC RISK FACTORS: HIGH YIELD/HIGH RISK SECURITIES
(CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, INTERMEDIATE DURATION FIXED INCOME FUND, SHORT DURATION FIXED INCOME FUND, GROWTH FUND, OPPORTUNITY FUND, OVERSEAS EQUITY FUND, VALUE FUND)


High yield/high risk securities ('junk bonds') may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield/high risk securities defaults, the Fund or Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely effect and cause large fluctuations in the daily net asset value of the Funds. Bonds rated below investment grade are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of high yield/high risk bonds, more senior debt holders (such as bank loans and investment grade bonds) will likely be paid a greater portion of the total outstanding debt owed by the issuer. Because investing in bonds rated below investment grade involves greater investment risk, achieving the Fund's investment objective will depend more on the portfolio managers' analysis than would be the case if the Fund were investing in higher-quality bonds.


Except where a minimum rating or credit quality is specified, there is no minimum limit on the rating or credit quality for a Fund's or Portfolio's investments in high yield securities ('junk bonds'). In such cases a Fund or Portfolio may invest in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency). Such investments are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund pursues capital appreciation through investment in distressed securities, the Fund's ability to achieve current income for shareholders may be diminished.



SPECIFIC RISK FACTORS: 'WHEN-ISSUED' SECURITIES
(CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, INTERMEDIATE DURATION FIXED INCOME FUND, NEW YORK TAX FREE BOND FUND, SHORT DURATION FIXED INCOME FUND, GROWTH AND INCOME FUND, MID-CAP FUND, OVERSEAS EQUITY FUND)


The price and yield of securities purchased on a 'when-issued' basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a 'when-issued' transaction fails to deliver or pay for the security. In addition, purchasing securities on a 'when-issued' basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the 'when-issued' security may have a lesser (or greater) value at the time of settlement than the Fund's or Portfolio's payment obligation with respect to that security.


SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES
(CORE FIXED INCOME FUND, CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, INTERMEDIATE DURATION FIXED INCOME FUND, SHORT DURATION FIXED INCOME FUND, GROWTH AND INCOME FUND, MID-CAP FUND, OPPORTUNITY
FUND)


Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

SPECIFIC RISK FACTORS: CONCENTRATION IN NEW YORK INVESTMENTS
(NEW YORK TAX-FREE BOND FUND)

Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment. A more detailed discussion of the risks of investing in New York is included in the SAI.


SPECIFIC RISK FACTORS: SWAPS
(CORE FIXED INCOME FUND, CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, SHORT DURATION FIXED INCOME FUND)


A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund or Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

SPECIFIC RISK FACTORS: CAPITALIZATION RISK
(GROWTH FUND, MID-CAP FUND, OPPORTUNITY FUND, VALUE FUND)

Capitalization risk is the risk customarily associated with investments in smaller capitalization companies due to limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

SPECIFIC RISK FACTORS: EXPOSURE TO TECHNOLOGY-RELATED RISK
(MID-CAP FUND, OPPORTUNITY FUND)

The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While each Fund does not as matter of investment strategy seek to invest disproportionately in such securities, the value of each

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

Fund's investments may be impacted by developments affecting technology and technology-related stocks generally.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI and on the Funds' website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.






92

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------


                    THE INVESTMENT ADVISER AND SUB-ADVISERS



HSBC Investments (USA) Inc. (the 'Adviser'), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to investment advisory contracts with HSBC Investor Funds (the 'Trust') and HSBC Investor Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively 'HSBC'). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2006, HSBC managed approximately $11 billion in the HSBC Investor Family of Funds.


The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval.


Subject to the terms of the exemptive order, the following Portfolios may currently hire and/or terminate sub-advisers without shareholder approval: the Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, Short Duration Fixed Income Portfolio, Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, and Value Portfolio, as well as the Global Fixed Income Funds and the Growth and Income Fund. The Income Portfolios named above and the Global Fixed Income Funds are currently utilizing the services of a sub-adviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated sub-adviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated sub-advisers at a future time.


The following companies serve as investment sub-advisers of the Funds or Portfolios indicated below. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer the Fund's or Portfolio's investment program.


Growth Fund (Growth Portfolio): Waddell & Reed Investment Management Company ('Waddell & Reed') located at 6300 Lamar Avenue, Overland Park, Kansas 66202, serves as sub-adviser to the Growth Portfolio. As of December 31, 2006, Waddell & Reed, together with its investment management affiliate, managed approximately $7.13 billion in total institutional assets, representing 150 accounts.



Growth and Income Fund: Transamerica Investment Management, LLC ('Transamerica'), located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, CA, 90025, serves as sub-adviser to the Growth and Income Fund. Transamerica is a majority owned and controlled subsidiary of Transamerica Investment Services, Inc. As of December 31, 2006, Transamerica had assets under management of $23.4 billion, representing approximately 570 accounts.



Mid-Cap Fund: Munder Capital Management ('Munder'), located at Munder Capital Center, 480 Pierce Street, Birmingham, Michigan, 48009-6063, serves as sub-adviser to the Mid-Cap Fund. Munder, founded in 1985, manages a variety of equity and fixed income assets for institutional, high net-worth and mutual fund investors. As of December 31, 2006, Munder had approximately $28.3 billion in assets under management, representing approximately 664 accounts.



Opportunity Fund (Opportunity Portfolio): Westfield Capital Management Company, LLC ('Westfield') serves as sub-adviser to the Opportunity Portfolio. Westfield, a subsidiary of Boston Private Financial Holdings, Inc. (since 1997), was founded in 1989 and specializes in growth portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2006, Westfield had $9.9 billion in assets under management, representing approximately 536 accounts.



Overseas Equity Fund (International Equity Portfolio): AllianceBernstein L.P. ('AllianceBernstein'), located at 1345 Avenue of the Americas, New York, NY 10105, serves as sub-adviser to the International Equity Portfolio. AllianceBernstein is a unit of Alliance Capital Management L.P. ('Alliance'). AllianceBernstein, which was founded as Sanford C. Bernstein & Co., Inc., a registered investment advisor and broker/dealer, was acquired by Alliance in October 2000 and has managed value-oriented investment portfolios since 1967. As of December 31, 2006, Alliance had approximately $716.9 billion in assets under management, representing 78,138 accounts.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------


                    THE INVESTMENT ADVISER AND SUB-ADVISERS
                                   CONTINUED



Value Fund (Value Portfolio): NWQ Investment Management Co., LLC ('NWQ'), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as sub-adviser to the Value Portfolio. NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ management. As of December 31, 2006, NWQ had $15.9 billion in assets under management, representing 626 accounts.



Income Funds (Income Portfolios), including the Global Fixed Income Funds:
Halbis Capital Management (USA) Inc. ('Halbis'), 452 Fifth Avenue, New York, New York 10018, is the sub-adviser for each of the Funds (or Portfolios) pursuant to investment sub-advisory contracts with the Adviser. Halbis is a wholly owned subsidiary of HSBC Halbis Partners (UK) Limited and is an affiliate of the Adviser. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers each Fund's investment program.



For these advisory and management services (including any sub-advisory services), during the last fiscal year the Funds or Portfolios paid a management fee as follows:



                                               PERCENTAGE OF
                                            AVERAGE NET ASSETS
                                           FOR FISCAL YEAR ENDED
                                                 10/31/06
----------------------------------------------------------------
 CORE PLUS FIXED INCOME FUND                       0.47%
----------------------------------------------------------------
 GROWTH FUND                                       0.49%
----------------------------------------------------------------
 GROWTH AND INCOME FUND                            0.60%
----------------------------------------------------------------
 HIGH YIELD FIXED INCOME FUND                      0.60%
----------------------------------------------------------------
 INTERMEDIATE DURATION FIXED INCOME
 FUND                                              0.40%
----------------------------------------------------------------
 MID-CAP FUND                                      0.75%
----------------------------------------------------------------
 NEW YORK TAX-FREE BOND FUND                       0.25%
----------------------------------------------------------------
 OPPORTUNITY FUND                                  0.80%
----------------------------------------------------------------
 OVERSEAS EQUITY FUND                              0.67%
----------------------------------------------------------------
 VALUE FUND                                        0.52%
----------------------------------------------------------------



The above amounts do not reflect the waivers applicable to the Growth and Income Fund and Mid-Cap Fund. The Core Fixed Income Fund, each of the Global Fixed Income Funds, and the Short Duration Fixed Income Fund were not in operation during the last fiscal year. The Adviser is entitled to receive management fees from the Core Fixed Income Portfolio and the Short Duration Fixed Income Portfolio at the rate of 0.40% of each Portfolio's average daily net assets, and at the rate of 0.60% for each of the Global Fixed Income Funds. The Adviser will pay sub-advisory fees to Halbis from such amounts.



A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and/or sub-advisory agreements is available, or will be available, for the Funds in their shareholder reports. For the HSBC Investor Funds that commenced operations prior to the close of the relevant period, the discussion is available in the April 30, 2006 semi-annual report, and/or will be available in the April 30, 2007 semi-annual report.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

HSBC INVESTOR CORE FIXED INCOME FUND (CORE FIXED INCOME PORTFOLIO), HSBC INVESTOR CORE PLUS FIXED INCOME FUND (CORE PLUS FIXED INCOME PORTFOLIO), HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND (INTERMEDIATE DURATION FIXED INCOME PORTFOLIO) AND HSBC INVESTOR SHORT DURATION FIXED INCOME FUND (SHORT DURATION FIXED INCOME PORTFOLIO):


   Halbis' fixed income management team is responsible for the day-to-day portfolio management of the Portfolios listed above. The team members are Suzanne Moran and Jeffrey Klein.



     Suzanne Moran, Managing Director of Halbis, Head of Structured Bond Management and Co-Head of US Fixed Income. Ms. Moran joined Halbis in July 2005 to co-lead the US Fixed Income Team. She is also the head of investment policy for short duration portfolios and US structured bond management. Prior to joining Halbis, she spent 10 years at Credit Suisse Asset Management (CSAM), where she most recently headed the investment policy for over $30 billion in short duration and money market strategies globally. During her tenure, Ms. Moran headed securitized debt, was responsible for the trading desk and developed investment strategy for global bonds. Prior to CSAM, she was a fixed income analyst at Credit Suisse First Boston.



     Jeffrey Klein, Managing Director of Halbis, Head of Credit and Co-Head of US Fixed Income. Mr. Klein joined Halbis in March 2005 to co-lead the US Fixed Income Team. He is also head of credit management. Prior to joining Halbis, he was a portfolio manager and shareholder at Dodge & Cox where he served as credit strategist and head of corporate bond trading. He worked at Dodge & Cox from 1992-2004. Mr. Klein earned his BA from Columbia University in 1991. He is a Chartered Financial Analyst.



HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND:



   Halbis' global emerging markets fixed income management team is responsible for the day-to-day portfolio management of the Fund. The team members are Peter N. Marber, Michael Gagliardi and Denise S. Simon.



     Peter N. Marber, Head of Global Emerging Markets ('GEM'), Fixed Income and Currencies. Mr. Marber has served as a senior investment professional for Halbis since June 2005. Prior to this, he was President of The Atlantic Advisors, LLC ('Atlantic Advisors'), an independent GEM funds management company, which was acquired by HSBC in June 2005. Prior to founding Atlantic Advisors, Mr. Marber was a founding partner and President of Wasserstein Perella Emerging Markets (WPEM) where he managed global operations from 1993 through 1999. Before WPEM, he was Director of Emerging Markets Trading and Finances at UBS (formerly Swiss Bank Corporation), where he traded and managed global portfolios from 1987 through 1993. He also serves on the advisory board of the World Policy Institute. Mr. Marber's education includes Universite de Paris (IV) -- La Sorbonne (Cert.), The Johns Hopkins University (BA) and Columbia University (MIA).



     Michael Gagliardi, Managing Director/Senior Portfolio Manager, Global Emerging Markets Fixed Income. Prior to joining Halbis in June 2005, he was CEO of Atlantic Advisors. Mr. Gagliardi began his career at JP Morgan and then joined Mr. Marber at UBS (formerly Swiss Bank Corporation), where he was Director of Emerging Markets. In 1993, he was a founding partner of Wasserstein Perella Emerging Markets (WPEM), where he was CEO from 1993 through 1999. Mr. Gagliardi earned his BA from Fairfield University and his MBA from Pace University. He has served or serves on the Board of Directors for the Emerging Markets Traders Association, Capital Lease Funding, Inc. (NYSE: LSE) and the Board of Trustees advisory council at Fairfield University.



     Denise S. Simon, Managing Director, Global Emerging Markets Fixed Income. Ms. Simon serves as senior portfolio manager. Prior to joining Halbis in June 2005, she was Managing Director and senior portfolio manager of Atlantic Advisors. Before Atlantic Advisors, she was a senior portfolio manager at Wasserstein Perella Emerging Markets (WPEM) where she managed global funds. Ms. Simon was also a Senior Trader in Emerging European debt and equity at

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

                                   CONTINUED


     Bayerische Vereinsbank in Munich from 1995-1998. From 1992-1995, she was Executive Director of Emerging Markets Trading at Lehman Brothers in London where she managed the firm's trading operations. Ms. Simon has also held senior trading positions in Global Markets at both Kleinwort Benson and UBS. She earned a BA in International Economics from George Washington University in 1983. She also serves on the board of the U.S.-Mexican Chamber of Commerce and Pro Mujer, a micro finance, non-for profit organization that operates programs throughout Latin America.



HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED) AND HSBC INVESTOR GLOBAL FIXED INCOME FUND:



   Halbis' global fixed income management team is responsible for the day-to-day portfolio management of the Funds listed above. The team members are David Fisher and Ali Gibb. Mr. Fisher typically makes the final investment decisions of the Fund.



     David Fisher, CFA, Senior Vice President, Head of Global Fixed Income. Mr. Fisher joined Halbis in July 2005 to lead the Global Fixed Income Team. Prior to joining Halbis, Mr. Fisher was at Credit Suisse Asset Management where he was head of Global Core and Core Plus Fixed Income strategies. Before joining a CSAM predecessor firm in 1999, he spent over six years at Fischer Francis Trees and Watts (FFTW), and at the time of his departure he was a senior portfolio manager on FFTW's Global Bond team. Mr. Fisher holds a BA in East Asian history from Princeton University. He is a CFA charterholder.



     Ali Gibb, Senior Fixed Income Manager. Ms. Gibb joined Halbis in 1994 and is a fund manager within the global government bond team managing multi-currency bond portfolios. She is also responsible for research into and forecasting of global bond markets. Ms. Gibb joined Halbis from Fidelity Investment Services where she worked for three years as an Assistant Fund Manager. Ms. Gibb has an MA in Management and International Relations from St. Andrews University. She is also an Associate Member of the UK Society of Investment Professionals and is a Securities and Futures Association representative.


HSBC INVESTOR HIGH YIELD FIXED INCOME FUND (HIGH YIELD FIXED INCOME PORTFOLIO):


   Halbis' high yield management team is responsible for the day-to-day portfolio management of the High Yield Fixed Income Portfolio. The team members are Richard J. Lindquist, Michael J. Dugan and Philip L. Schantz. Each of the team members joined Halbis in April, 2005.



     Richard J. Lindquist, CFA, is a Managing Director of Halbis, is the head of the high yield management team, and previously was the head of the high yield management team at Credit Suisse Asset Management ('CSAM'). He joined CSAM in 1995 as a result of its acquisition of CS First Boston Investment Management, where he performed comparable duties. He had been with CS First Boston Investment Management since 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and a high yield mutual fund at T. Rowe Price Associates. Mr. Lindquist holds a B.S. in Finance from Boston College and an M.B.A. in Finance from the University of Chicago Graduate School of Business.



     Michael J. Dugan, is a Vice President of Halbis, and was previously a Vice President of CSAM where he had been a member of the high yield team since 2001. Mr. Dugan joined CSAM in 2000 following two years at Arnhold and S. Bleichroeder, where he was an associate in the institutional sales and marketing group. Previously, Mr. Dugan was an assistant supervisor in the client service group at Neuberger Berman LLC, where he had worked since 1996. Mr. Dugan holds a BA in political science from the University of Rhode Island.



     Philip L. Schantz, is a Senior Vice President of Halbis, and was previously Director of CSAM where had been a member of the high yield team since 2000. Prior to joining CSAM Mr. Schantz was Head of High Yield Research at Prudential Securities. Prior to joining Prudential

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED


     Securities, Mr. Schantz had been a High Yield Analyst at Lazard Freres and had been Co-Head of the High Yield Securities Group at E.F. Hutton. Mr. Schantz holds a BA in Government from Lehigh University.


   In his role as the head of the high yield management team, Mr. Lindquist acts as lead portfolio manager. Mr. Lindquist manages long-term strategies to be employed by the team and serves as the ultimate decision maker in the event the members of the team disagree on any issues related to portfolio management. On a day to day basis, Mr. Dugan has the primary responsibility for portfolio strategy decisions and Mr. Schantz has the primary responsibility for credit analysis. The responsibilities of each team member are substantially similar to the responsibilities each had when employed by CSAM.

   See 'Certain Prior Performance Information' below.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND:


     Jerry Samet, Senior Fixed Income Portfolio Manager of Halbis, manages both municipal and taxable bond portfolios for Halbis. Prior to joining an affiliate of Halbis in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for 8 years. He was a portfolio manager/trader for 6 years, and prior to that, he was a trading assistant for 2 years. He is a graduate of Fordham University with an MBA in Finance, with a concentration in portfolio management (1995) and a BA in Economics and History from the City University of New York, Queens College (1988).


HSBC INVESTOR GROWTH FUND (GROWTH PORTFOLIO):


   Mr. Dan Becker, CFA, and Mr. Phil Sanders, CFA, of Waddell & Reed are co-managers of the Growth Portfolio and are jointly and primarily responsible for the day-to-day management of the Portfolio.


     Daniel P. Becker, CFA, is Senior Vice President/Portfolio Manager of Waddell & Reed. Mr. Becker Joined Waddell & Reed in October 1989 as an investment analyst. In January 1994 he assumed responsibility for equity institutional accounts. In January 1997 he was named portfolio manager. Mr. Becker has been with the Sub-Adviser for 16 years and has 17 years of investment experience.

     Philip J. Sanders, CFA, is Senior Vice President/Portfolio Manager of Waddell & Reed. Mr. Sanders joined Waddell & Reed in August 1998 as a vice president and portfolio manager. He was appointed senior vice president in July 2000. Mr. Sanders has been with the Sub-Adviser 7 years and has 17 years of investment experience.

HSBC INVESTOR GROWTH AND INCOME FUND:


     Gary U. Rolle is Principal, Managing Director and Chief Investment Officer of Transamerica Investment Management, LLC ('TIM'). Mr. Rolle manages funds and institutional separate accounts in the Large Growth Equity discipline. Mr. Rolle joined Transamerica in 1967. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Throughout his 23 year tenure as CIO, Mr. Rolle has been responsible for creating and guiding the TIM investment philosophy. He holds a B.S. in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rolle has 39 years of investment experience.



     Geoffrey I. Edelstein is Principal, Managing Director and Portfolio Manager at TIM. He also co-manages institutional and private separate accounts and sub-advised funds in the Large Growth Equity discipline. Mr. Edelstein's analytical responsibilities include the Consumer Staples sector. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Westcap was

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED


     co-founded by Mr. Edelstein in 1992. Prior to Westcap, he practiced Corporate and Real Estate Law from 1988-1991. Mr. Edelstein earned a B.A. from University of Michigan and a J.D. from Northwestern University School of Law. He was a member of the AIMR Blue Ribbon Task Force on Soft Dollars, 1997 and has earned the right to use the Chartered Financial Analyst designation.



     Edward S. Han, is Principal and Portfolio Manager at TIM. Mr. Han manages sub-advised funds and institutional separate accounts in the Mid Cap Growth Equity discipline and is a member of the Large Growth team. Edward S. Han joined TIM in 1998. Mr. Han holds an MBA from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 11 years of investment experience.



     Glenn C. Weirick, CFA, CIC, is Principal, Managing Director and Portfolio Manager at TIM. Mr. Weirick manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. He joined Transamerica in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Weirick in 1992. Prior to Westcap, he was Co-Founder of Trust Company of the West where he remained for over 20 years and served as Chairman of the Equity Policy Committee, Director of Research and Managing Director of Equities and Convertible Securities. Mr. Weirick also served as Chief Investment Officer of Shareholders Management Company and President of the Harbor Fund. He earned a BA from Occidental College and an MS from Columbia University. Mr. Weirick has earned the right to use the Chartered Financial Analyst designation and has 46 years of investment experience.


HSBC INVESTOR MID-CAP FUND:


   A team of professionals employed by Munder makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak, Andy Y. Mui and George L. Sanders II. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong's selections.



     Tony Y. Dong, CFA, Managing Director, Mid-Cap Equity and Senior Portfolio Manager of Munder, has been a member of the Fund's portfolio management team since Munder became Sub-Adviser to the Fund in April 2005. Mr. Dong joined Munder's mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder's mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder's Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994 and to Managing Director, Mid-Cap Equity in 2006.


     Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder's mid-cap core growth team and has been a member of the Fund's portfolio management team since Munder became Sub-Adviser to the Fund in April 2005. He is also a member of Munder's REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.


     Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder's mid-cap core growth team and has been a member of the Fund's portfolio management team since joining Munder as a Senior Equity Analyst in June 2005. He has also been a member of Munder's mid-cap/small-cap blend portfolio management team since that time. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED


     through May 2002, Mr. Mui was pursuing his MBA at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.



     George L. Sanders II, Senior Equity Research Associate, has been a member of Munder's mid-cap core growth team responsible for cash management since the fourth quarter of 2006. Mr. Sanders also provides quantitative equity research for Munder's mid-capitalization (growth and value), small-capitalization (growth and value) and micro-capitalization investment disciplines. Mr. Sanders joined Munder in 1995.



HSBC INVESTOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO):



   Investment decisions for the Opportunity Portfolio are made by consensus of the Investment Committee of Westfield Capital Management Company, LLC, which consists of Westfield's securities analysts and the primary portfolio management team members listed below. While each member of the Westfield Investment Committee has input into the investment process and overall product portfolio construction, investment decisions are made under the supervision of William A. Muggia as chief investment officer.



     Aurthur J. Bauernfeind is Chairman and Chief Executive Officer of Westfield. Mr. Bauernfeind covers Energy, Financials and Industrials. Since joining Westfield in 1990, Mr. Bauernfeind has held the positions of President, Chief Operating Officer and Investment Strategist. Prior to Westfield, Mr. Bauernfeind spent 11 years at Loomis Sayles & Co. He has 44 years of investment experience. Mr. Bauernfeind earned an MBA from University of Kentucky and a BA from Murray State University.



     William A. Muggia is President and Chief Investment Officer of Westfield covering Healthcare and Energy. Mr. Muggia has been at Westfield since 1994 and has been Chief Investment Officer since 2001. Prior to Westfield, Mr. Muggia spent two years at Alex Brown & Sons and seven years at Kidder Peabody & Co. He has 24 years of investment experience. Mr. Muggia earned his MBA degree from Harvard Business School and received a BA from Middlebury College.



     Ethan J. Meyers is Senior Vice President of Westfield, and covers Financial and Consumer Services. Mr. Meyers joined Westfield in 1999. Prior to Westfield, he spent three years at Johnson Rice & Company LLC. He has 11 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University.



     Scott R. Emerman is Senior Security Analyst of Westfield, and covers Consumer Discretionary and Consumer Staples. Mr. Emerman joined Westfield in 2002. Prior to Westfield, he spent 5 years at Harbor Capital Management and 6 years at Dean Witter Reynolds. He has 16 years of investment experience. Mr. Emerman earned his BS from Lehigh University.


HSBC INVESTOR OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO):

   The management of and investment decisions for the International Equity Portfolio are made by the Global Value Investment Policy Group of AllianceBernstein. No one person is principally responsible for making recommendations for the Fund's portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Henry D'Auria and Giulio Martini.

     Ms. Fay is CIO of Global Value equities for AllianceBernstein, and has oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. She also serves on the AllianceBernstein's Executive Committee. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Ms. Fay joined AllianceBernstein in 1990 as a research analyst in investment management, following the airline, lodging, trucking and retail industries. Before joining AllianceBernstein, Ms. Fay served as

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED

     director of research at Bernard L. Madoff. She earned a BA from Brown University and an MBA from Harvard University.

     Mr. Simms is co-CIO of International Value equities for AllianceBernstein in addition to his role as director of research of Global and International Value equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research of Emerging Markets Value equities. He joined AllianceBernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

     Mr. Martini is the head of the newly created Quantitative Strategies Team within AllianceBernstein's Value-Equities unit. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on US research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University.

     Mr. D'Auria is co-CIO of International Value equities of AllianceBernstein as well as CIO of Emerging Markets Value equities. Mr. D'Auria was one of the chief architects of AllianceBernstein's global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research of Small Cap Value equities and director of research of Emerging Markets Value equities. Mr. D'Auria joined the firm in 1991 as a research analyst covering consumer and natural gas companies, and he later covered the financial services industry. Before coming to AllianceBernstein, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College and is a Chartered Financial Analyst.

HSBC INVESTOR VALUE FUND (VALUE PORTFOLIO):


     Jon D. Bosse, CFA, Co-President and Chief Investment Officer of NWQ, heads the investment team of industry specific equity analysts and shares primary portfolio management responsibility for the Value Portfolio with Mr. Friedel. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco Investment Management Company. He earned his MBA degree from the University of Pennsylvania, Wharton School of Business.



     Edward C. (Ted) Friedel, CFA, Managing Director of NWQ, co-manages the Portfolio with Mr. Bosse and is a member of the investment policy committee of NWQ as well. He has 24 years with NWQ as a managing director, portfolio manager and investment strategist. Prior to joining NWQ in 1983, Mr. Friedel was Vice President with Beneficial Standard Investment Management for 12 years. He has earned an MBA from Stanford University.


Additional information about the portfolio managers' compensation, other accounts managed by these individuals, and their ownership of securities in the Fund or Funds they manage is available in the SAI.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

CERTAIN PRIOR PERFORMANCE INFORMATION


Halbis' high yield management team joined Halbis in April, 2005. Previously, the members of the team managed high yield investments of certain mutual funds and other accounts at another investment advisory firm. The high yield management team, including the role of Mr. Lindquist as the lead manager, was structured and operated in a substantially similar manner as is currently the case with Halbis. One of the mutual funds that had been managed by the team at its previous firm had substantially similar investment objectives, strategies and policies as the High Yield Fixed Income Portfolio. Set forth below is standardized performance information for that mutual fund for the previous period during which it was managed by the team that now manages the Portfolio. This information is provided merely to illustrate the past performance of the team in relation to a similar mutual fund, and does not represent the performance of the High Yield Fixed Income Fund. Various factors influence the investment returns of a mutual fund, including its fees and expenses. The respective classes of shares have different fees and expenses, and those in effect with respect to the Credit Suisse High Income Fund differed from those of the Fund. Investors should not consider the performance data set forth below as an indication of future performance of Halbis or the Fund. This information has been obtained from publicly available sources and has not been independently verified by the Fund.


The bar chart below shows you how the performance of the Credit Suisse High Income Fund's Class A shares varied from year to year. Sales loads are not reflected in the returns; if they were, returns would be lower. Sales loads (and contingent deferred sales charges (CDSCs) on Class B and C shares) are reflected in the returns shown in the Average Annual Total Returns table below. The table shows the Credit Suisse High Income Fund's performance (before and after taxes) over time. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes varied from those of Class A shares. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.


                           YEAR-BY-YEAR TOTAL RETURNS
                    OF THE CREDIT SUISSE HIGH INCOME FUND
                                CLASS A SHARES

YEAR ENDED 12/31                     2000         2001       2002      2003      2004
Best Quarter: 7.33% (Q4 01)

Worst Quarter: -5.54% (Q3 01)

Inception Date (Class A): 3/8/99     -5.00%      6.48%       1.68%    22.45%    11.40%

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                     OF THE CREDIT SUISSE HIGH INCOME FUND
--------------------------------------------------------------------------------

PERIOD ENDED                                                             LIFE OF   INCEPTION
12/31/04:                                                     ONE YEAR    CLASS       DATE
--------------------------------------------------------------------------------------------
Class A return before taxes                                     6.10%     6.10%      3/8/99
--------------------------------------------------------------------------------------------
Class A return after taxes on distributions                     2.76%     2.39%       *
--------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of fund    4.13%     2.83%       *
shares
--------------------------------------------------------------------------------------------
Class B return before taxes                                     6.64%     6.15%      3/8/99
--------------------------------------------------------------------------------------------
Class C return before taxes                                     9.64%     6.54%     2/28/00
--------------------------------------------------------------------------------------------

The Average Annual Total Returns for Class A shares of the Credit Suisse High Income Fund reflect the maximum applicable sales charge of 4.75%. While the maximum sales charge of the Class A shares of that fund is the same as that of the HSBC Investor High Yield Fixed Income Fund, various features (including breakpoints for sales charge reductions, conversion privileges and other features) of the Class A, B and C shares of that fund differ from those of the Class A, B and C shares of the Fund.

              THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser also serves as the Trusts' administrator (the 'Administrator'), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the 'Sub-Administrator'). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


BISYS Fund Services Limited Partnership ('BISYS LP') serves as the distributor (the 'Distributor') of each Fund's shares. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                          THE TWO-TIER FUND STRUCTURE


The Core Fixed Income Fund, Core Plus Fixed Income Fund, High Yield Fixed Income Fund, Intermediate Duration Fixed Income Fund, Short Duration Fixed Income Fund, Growth Fund, Opportunity Fund, Overseas Equity Fund, and Value Fund each seeks to achieve its investment objective by investing all of the Fund's investable assets in a corresponding series of a separate open-end investment company that the same investment objective as the respective Fund. The underlying series of HSBC Investor Portfolios are the Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, Intermediate Duration Fixed Income Portfolio, Short Duration Fixed Income Portfolio, Growth Portfolio, Opportunity Portfolio, International Equity Portfolio, and Value Portfolio, respectively. This is referred to as a 'master/feeder' arrangement because one fund (the 'feeder' fund) 'feeds' its assets into another fund (the 'master fund' or a 'Portfolio'). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds or non-registered funds or other institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a Portfolio, operating expenses may increase, thereby producing lower returns for investors in the Funds. Additionally, the Portfolio may become less diverse, resulting in increased portfolio operating expenses.


Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objective of each such Fund and Portfolio may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PRICING OF FUND SHARES

------------------------

HOW NAV IS CALCULATED

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class less any liabilities attributable to that class, by the total number of outstanding shares of that class:

                            ------------------------
                                     NAV =
                           Total Assets - Liabilities
                              --------------------
                                Number of Shares
                                  Outstanding
                            ------------------------

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. Certain of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by those Funds may change on days when shareholders will not be able to purchase or redeem shares.

THE INCOME FUNDS AND EQUITY FUNDS

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. The Income Funds will be closed on Columbus Day and Veterans Day.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on 'Distribution Arrangements/Sales Charges.'

FAIR VALUE PRICING POLICIES


A Fund or Portfolio will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.



A 'significant event' is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such 'significant events' relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PURCHASING AND ADDING TO YOUR SHARES

--------------------------------------------------------------------------------

 PURCHASING SHARES


 You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

 Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust's behalf, that are received such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each authorized dealer's or selling agent's agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

--------------------------------------------------------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue -- 2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------


                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers' checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


                                                                               MINIMUM      MINIMUM
                                                                               INITIAL      SUBSEQUENT
                                                        ACCOUNT TYPE           INVESTMENT   INVESTMENT
                                                        ----------------------------------------------
                                                        Regular
                                                        (non-retirement)         $1,000       $ 100
                                                        ----------------------------------------------
                                                        Retirement (IRA)         $  250       $ 100
                                                        ----------------------------------------------
                                                        Automatic
                                                        Investment Plan          $  250       $  25
                                                        ----------------------------------------------

--------------------------------------------------------------------------------

AVOID 28% TAX WITHHOLDING

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make your check payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1. Use the investment slip attached to your account statement.

  Or, if unavailable,

2. Include the following information in writing:
     Fund name
     Share class
     Amount invested
     Account name
     Account number

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

                                                                  ELECTRONIC VS. WIRE TRANSFER

                                                                  Wire transfers allow financial institutions
                                                                  to send funds to each other, almost
                                                                  instantaneously. With an electronic purchase
                                                                  or sale, the transaction is made through the
                                                                  Automated Clearing House (ACH) and may take
                                                                  up to eight days to clear. There is
                                                                  generally no fee for ACH transactions.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

  [*] Your bank name, address and account number

  [*] The amount you wish to invest automatically (minimum $25)

  [*] How often you want to invest (every month, 4 times a year, twice a year or once a year)

  [*] Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

                                                              ----------------------------
                                                               DIRECTED DIVIDEND OPTION

                                                               By selecting the appropriate box in
                                                               the Account Application, you can
                                                               elect to receive your distributions
                                                               in cash (check) or have
                                                               distributions (capital gains and
                                                               dividends) reinvested in the Fund or
                                                               reinvested in another HSBC Investor
                                                               Fund without a sales charge. You
                                                               must maintain the minimum balance in
                                                               each Fund into which you plan to
                                                               reinvest dividends or the
                                                               reinvestment will be suspended and
                                                               your dividends paid to you. The Fund
                                                               may modify or terminate this
                                                               reinvestment option without notice.
                                                               You can change or terminate your
                                                               participation in the reinvestment
                                                               option at any time by calling
                                                               1-800-782-8183.

CUSTOMER IDENTIFICATION INFORMATION

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     Name;

     Date of birth (for individuals);

    Residential or business street address (although post office boxes are still permitted for mailing); and

    Social security number, taxpayer identification number, or other identifying number.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

MARKET TIMING

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.


To deter market timing, the Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the HSBC Investor Money Market Funds. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under 'Shareholder Information -- Selling Your Shares -- Redemption Fee.' As a further deterrent to excessive trading, many foreign securities held by the International Equity Portfolio are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see 'Shareholder Information -- Pricing of Fund Shares -- Fair Value Pricing Policies.'


The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that it will succeed in doing so. Although the Funds attempt to collect redemption fees uniformly, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------


                       SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

                                                   -------------------------------------------------
                                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                                   As a mutual fund shareholder, you are technically
                                                   selling shares when you request a withdrawal in
                                                   cash. This is also known as redeeming shares or a
                                                   redemption of shares.

                                                   CONTINGENT DEFERRED SALES CHARGE

                                                   When you sell Class B or Class C Shares, you will
                                                   be charged a fee for any shares that have not
                                                   been held for a sufficient length of time. These
                                                   fees will be deducted from the money paid to you.
                                                   See the section on 'Distribution
                                                   Arrangements/Sales Charges' for details.
                                                   -------------------------------------------------


INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

    1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See 'Selling Your
       Shares -- Verifying Telephone Redemptions')

BY MAIL OR OVERNIGHT SERVICE

(See 'Selling Your Shares -- Redemptions in Writing Required')

    1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:
          your Fund and account number
          amount you wish to redeem
          address where your check should be sent
          account owner signature
    2. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

WIRE TRANSFER

You must select this option on your account application.
Call 1-800-782-8183 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.
The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       SELLING YOUR SHARES
                       CONTINUED

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

   Include a voided personal check.

   Your account must have a value of $10,000 or more to start withdrawals.

   If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions by Individual Retirement Accounts ('IRAs').

2. Redemption requests requiring a signature guarantee, which include any of the following:

   Your account address has changed within the last 15 business days;

   The check is not being mailed to the address on your account;

   The check is not being made payable to the owner of the account;

   The redemption proceeds are being transferred to another Fund account with a different registration; or

   The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds' transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

REDEMPTION FEE

The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       SELLING YOUR SHARES
                       CONTINUED


longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

DELAY IN PAYMENT OF REDEMPTION PROCEEDS

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION PROCEEDS

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

SUSPENSION OF REDEMPTIONS

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.




UNDELIVERABLE OR UNCASHED CHECKS



Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.



Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES


This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.*



THE INCOME FUNDS*



                                         -------------------------------------------------------------
                                         CLASS A SHARES           CLASS B SHARES        CLASS C SHARES

---------------------------------------  PERCENTAGE               No front-end          No front-end
Sales Charge (Load)                         OF    PERCENTAGE      sales charge. A       sales charge. A
 Amount of Purchase                      OFFERING     OF          contingent            contingent
                                          PRICE   INVESTMENT      deferred sales        deferred sales
                                          ----   --------         charge (CDSC)         charge (CDSC)
                                                                  may be imposed        on may be imposed
Less than $50,000                         4.75%    4.99%          on shares             on shares
                                                                  redeemed within       redeemed within
$50,000 but less                                                  four years after      one year after
  than $100,000                           4.25%    4.44%          purchase. Shares      purchase.
                                                                  automatically
$100,000 but less                                                 convert to
  than $250,000                           3.50%    3.63%          Class A Shares
                                                                  after 6 years.
$250,000 but less
  than $500,000                           2.50%    2.56%

$500,000 but less
  than $1,000,000                         2.00%    2.04%


$1,000,000 and over                      1.00%    1.01%
------------------------------------------------------------------------------------------------------------
 Distribution (12b-1) and Service Fees   Subject to               Subject to            Subject to
                                         combined annual          combined annual       combined annual
                                         distribution and         distribution and      distribution and
                                         shareholder              shareholder           shareholder
                                         servicing fees           servicing fees of     servicing fees of
                                         currently of             up to 1.00%           up to 1.00%
                                         up to 0.25%              annually of the       annually of the
                                         annually of the          Fund's average        Fund's average
                                         Fund's average           daily net assets      daily net assets
                                         daily net assets         attributable to       attributable to
                                         attributable to          Class B Shares.       Class C Shares.
                                         Class A Shares.
------------------------------------------------------------------------------------------------------------
 Fund Expenses                           Lower annual             Higher annual         Higher annual
                                         expenses than            expenses than         expenses than
                                         Class B or               Class A Shares.       Class A Shares.
                                         Class C Shares.
------------------------------------------------------------------------------------------------------------



* The Global Fixed Income Funds do not offer Class B or Class C Shares.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

THE EQUITY FUNDS

                                         ---------------------------------------------------
                                         CLASS A SHARES           CLASS B SHARES        CLASS C SHARES

---------------------------------------  PERCENTAGE               No front-end          No front-end
Sales Charge (Load)                        OF      PERCENTAGE     sales charge. A       sales charge.
 Amount of Purchase                      OFFERING     OF          contingent            A contingent
                                          PRICE   INVESTMENT      deferred sales        deferred sales
                                          ----   --------         charge (CDSC)         charge (CDSC)
Less than $50,000                         5.00%    5.26%          may be imposed        may be imposed
                                                                  on shares             on shares
$50,000 but less                                                  redeemed within       redeemed within
  than $100,000                           4.50%    4.71%          four years after      one year after
                                                                  purchase. Shares      purchase.
$100,000 but less                                                 automatically
  than $250,000                           3.75%    3.90%          convert to
                                                                  Class A Shares
$250,000 but less                                                 after 6 years.
  than $500,000                           2.50%    2.56%

$500,000 but less
  than $1,000,000                         2.00%    2.04%

$1,000,000 and over                       1.00%    1.01%

------------------------------------------------------------------------------------------------------------
 Distribution (12b-1) and Service Fees   Subject to               Subject to            Subject to
                                         combined annual          combined annual       combined annual
                                         distribution and         distribution and      distribution and
                                         shareholder              shareholder           shareholder
                                         servicing fees of        servicing fees of     servicing fees of
                                         up to 0.25%              up to 1.00% annually  up to 1.00%
                                         annually of the          of the Fund's         annually of the
                                         Fund's average           average               Fund's average
                                         daily net assets         daily net assets      daily net assets
                                         attributable to          attributable to       attributable to
                                         Class A Shares.          Class B Shares.       Class C Shares.
------------------------------------------------------------------------------------------------------------
 Fund Expenses                           Lower annual             Higher annual         Higher annual
                                         expenses than            expenses than         expenses than
                                         Class B or               Class A Shares.       Class A Shares.
                                         Class C Shares.
------------------------------------------------------------------------------------------------------------

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds' transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

    (A) Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

    (B) Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

    (C) Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

You should note in particular that, if the Funds' transfer agent is properly notified, under the 'Right of Accumulation' and 'Combination Privilege' described below, the 'Amount of Purchase' in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Investor Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the 'Amount of Purchase,' all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds' transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds' website at www.investorfunds.us.hsbc.com.

CLASS A SHARES
SALES CHARGE REDUCTIONS

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

   Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.


   Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds' transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.


   Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

CLASS A SHARES
WAIVER OF SALES CHARGES

The following qualify for waivers of sales charges:

   Shares purchased by investment representatives through fee-based investment products or accounts.

   Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

   Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

   Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.


   Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.



   Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.



   Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.


   Shares purchased by tax-qualified employee benefit plans.


   Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.


DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES

The Funds have adopted Distribution ('12b-1') plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges.

   The 12b-1 fees vary by share class as follows:

     Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

     Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

   The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an 'up-front' sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.


   The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.25% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.


Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

CLASS B SHARES


Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge ('CDSC'). In such cases, the CDSC will be as illustrated in the chart.


    YEARS       CDSC AS A % OF
    SINCE        DOLLAR AMOUNT
  PURCHASE     SUBJECT TO CHARGE
     0-1             4.00%
     1-2             3.00%
     2-3             2.00%
     3-4             1.00%
 more than 4         None


For Income Funds and Equity Funds, the CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.


If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE -- CLASS B SHARES

   Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.


   After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.


   You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

CLASS C SHARES

Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

Unlike Class B Shares, Class C Shares have no conversion feature.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

WAIVER OF SALES CHARGES -- CLASS B SHARES AND CLASS C SHARES

The following qualify for waivers of sales charges:

   Distributions following the death or disability of shareholder.

   Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

   Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING


The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund's shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.


                              EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges'). No transaction fees are charged for exchanges. You should note, however, that the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see 'Selling Your Shares -- Redemption Fee.'

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

   Your name and telephone number

   The exact name on your account and account number

   Taxpayer identification number (usually your social security number)

   Dollar value or number of shares to be exchanged

   The name of the Fund from which the exchange is to be made

   The name of the Fund into which the exchange is being made.

See 'Selling Your Shares' for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       EXCHANGING YOUR SHARES
                       CONTINUED

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.


Class B Shares of the Funds may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class B Shares of the Funds.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
--------------------------------------------------------------------------------

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

   A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

   Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

   Dividends on all Income Funds are paid monthly. Dividends on the Growth Fund, Growth and Income Fund, Opportunity Fund and Value Fund are paid semi-annually. Dividends on the Overseas Equity Fund and the Mid-Cap Fund are paid annually. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

   Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

   Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain 'qualified foreign corporations' can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   In most cases, dividends from the Income Funds are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. However, distributions of tax-exempt interest income by the New York Tax-Free Bond Fund are expected to be exempt from the regular federal income tax. If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

   Shareholders of the New York Tax-Free Bond Fund should note that a portion of any tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation's adjusted current earnings) for purposes of the federal and/or state alternative minimum tax. (The Fund may invest up to 20% of its net assets in obligations subject to federal or state alternative minimum tax.) The federal alternative minimum tax is a different method of determining income tax to ensure that taxpayers, who under the ordinary method of computing federal income tax would be entitled to large deductions, pay at least a minimum amount of tax. If a taxpayer's

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

   alternative minimum tax exceeds the taxpayer's ordinary tax liability, the excess amount of alternative minimum tax must be paid in addition to the taxpayer's ordinary tax liability. Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

   Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

   There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

   Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under 'wash sale' rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.


   If you buy shares of a Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as 'buying a dividend.'



   As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


   Foreign shareholders may be subject to special withholding requirements.

   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------


      The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) for the indicated periods. This information has been derived from information audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated herein by reference and included in the Funds' annual report, which is available upon request.


                     HSBC INVESTOR CORE FIXED INCOME FUND

                     HSBC INVESTOR GLOBAL EMERGING MARKET FIXED INCOME FUND


                     HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)


                     HSBC INVESTOR GLOBAL FIXED INCOME FUND


                     HSBC INVESTOR SHORT DURATION FIXED INCOME FUND



              As of the fiscal year ended 10/31/06 the above Funds had not commenced operations. Therefore, there is no financial information available to report at this time.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR CORE PLUS FIXED INCOME FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.(a)


                                                        INVESTMENT ACTIVITIES
                                             --------------------------------------------

                                                                            NET REALIZED AND
                                                                             UNREALIZED GAINS
                                                NET ASSET        NET          (LOSSES) FROM
                                                  VALUE,      INVESTMENT     INVESTMENT AND     TOTAL FROM
                                                 BEGINNING      INCOME          FUTURES         INVESTMENT
                                                 OF PERIOD      (LOSS)        TRANSACTIONS      ACTIVITIES
         --------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002               $10.55         0.49            (0.14)            0.35
         Year ended October 31, 2003                10.38         0.40             0.13             0.53
         Year ended October 31, 2004                10.48         0.40             0.12             0.52
         Year ended October 31, 2005                10.60         0.39            (0.27)            0.12
         Year ended October 31, 2006                10.30         0.49*            0.05             0.54
         --------------------------------------------------------------------------------------------------

         CLASS B SHARES
         Year ended October 31, 2002               $10.55         0.41            (0.13)            0.28
         Year ended October 31, 2003                10.39         0.32             0.13             0.45
         Year ended October 31, 2004                10.49         0.32             0.11             0.43
         Year ended October 31, 2005                10.60         0.32            (0.27)            0.05
         Year ended October 31, 2006                10.31         0.41*            0.06             0.47
         --------------------------------------------------------------------------------------------------

         CLASS C SHARES
         Year ended October 31, 2002               $10.54         0.41            (0.13)            0.28
         Year ended October 31, 2003                10.38         0.32             0.13             0.45
         Year ended October 31, 2004                10.48         0.32             0.11             0.43
         Year ended October 31, 2005                10.59         0.32            (0.27)            0.05
         Year ended October 31, 2006                10.30         0.41*            0.06             0.47
         --------------------------------------------------------------------------------------------------

                                              DIVIDENDS
                                --------------------------------------

                                                 NET
                                               REALIZED
                                              GAINS FROM
                                   NET        INVESTMENT
                                INVESTMENT   AND FUTURES       TOTAL
                                  INCOME     TRANSACTIONS    DIVIDENDS
         ------------------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002                 (0.52)          --          (0.52)
         Year ended October 31, 2003                 (0.43)          --          (0.43)
         Year ended October 31, 2004                 (0.40)          --          (0.40)
         Year ended October 31, 2005                 (0.42)          --          (0.42)
         Year ended October 31, 2006                 (0.49)       (0.05)         (0.54)
         ------------------------------------------------------------------------------
         CLASS B SHARES
         Year ended October 31, 2002                 (0.44)          --          (0.44)
         Year ended October 31, 2003                 (0.35)          --          (0.35)
         Year ended October 31, 2004                 (0.32)          --          (0.32)
         Year ended October 31, 2005                 (0.34)          --          (0.34)
         Year ended October 31, 2006                 (0.42)       (0.05)         (0.47)
         ------------------------------------------------------------------------------
         CLASS C SHARES
         Year ended October 31, 2002                 (0.44)          --          (0.44)
         Year ended October 31, 2003                 (0.35)          --          (0.35)
         Year ended October 31, 2004                 (0.32)          --          (0.32)
         Year ended October 31, 2005                 (0.34)          --          (0.34)
         Year ended October 31, 2006                 (0.42)       (0.05)         (0.47)
         ------------------------------------------------------------------------------



                                                  NET ASSET
                                                  VALUE, END      TOTAL
                                                  OF PERIOD     RETURN(b)
         ------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002                $10.38       3.44%
         Year ended October 31, 2003                 10.48       5.17%
         Year ended October 31, 2004                 10.60       5.07%
         Year ended October 31, 2005                 10.30       1.16%(f)
         Year ended October 31, 2006                 10.30       5.45%
         ------------------------------------------------------------------
         CLASS B SHARES
         Year ended October 31, 2002                $10.39       2.76%
         Year ended October 31, 2003                 10.49       4.38%
         Year ended October 31, 2004                 10.60       4.19%
         Year ended October 31, 2005                 10.31       0.50%(f)
         Year ended October 31, 2006                 10.31       4.67%
         ------------------------------------------------------------------
         CLASS C SHARES
         Year ended October 31, 2002                $10.38       2.77%
         Year ended October 31, 2003                 10.48       4.39%
         Year ended October 31, 2004                 10.59       4.20%
         Year ended October 31, 2005                 10.30       0.51%(f)
         Year ended October 31, 2006                 10.30       4.67%
         ------------------------------------------------------------------




                                                                              RATIOS/SUPPLEMENTARY DATA
                                                  ---------------------------------------------------------------------------------
                                                                                   RATIO OF
                                                                                      NET
                                                                 RATIO OF         INVESTMENT             RATIO OF
                                                  NET ASSETS     EXPENSES           INCOME               EXPENSES
                                                  AT END OF     TO AVERAGE        TO AVERAGE            TO AVERAGE
                                                    PERIOD         NET                NET                  NET         PORTFOLIO
                                                   (000's)      ASSETS(c)          ASSETS(c)           ASSETS(c)(d)   TURNOVER(e)
         ------------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002                $12,053       1.10%              4.52%                1.47%            77.82%
         Year ended October 31, 2003                 14,143       1.10%              3.76%                1.21%            70.91%
         Year ended October 31, 2004                 17,248       1.04%              3.78%                1.26%            34.88%
         Year ended October 31, 2005                 17,646       0.84%(f)           3.82%(f)             1.15%(f)        176.60%
         Year ended October 31, 2006                 12,248       0.79%              4.82%                1.43%           273.91%
         ------------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Year ended October 31, 2002                $ 6,124       1.85%              3.66%                2.18%            77.82%
         Year ended October 31, 2003                  7,430       1.85%              3.01%                1.96%            70.91%
         Year ended October 31, 2004                  7,017       1.79%              3.05%                2.01%            34.88%
         Year ended October 31, 2005                  6,168       1.59%(f)           3.08%(f)             1.90%(f)        176.60%
         Year ended October 31, 2006                  4,267       1.54%              4.06%                2.19%           273.91%
         ------------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Year ended October 31, 2002                $   983       1.85%              3.75%                2.21%            77.82%
         Year ended October 31, 2003                    606       1.85%              3.06%                1.97%            70.91%
         Year ended October 31, 2004                    377       1.80%              3.07%                2.02%            34.88%
         Year ended October 31, 2005                    285       1.58%(f)           3.14%(f)             1.89%(f)        176.60%
         Year ended October 31, 2006                    236       1.54%              4.07%                2.19%           273.91%
         ------------------------------------------------------------------------------------------------------------------------



      * Calculated based on average shares outstanding.


      (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Core Plus Fixed Income Portfolio.

      (b) Not Annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

      (c) Annualized for periods less than one year.

      (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

      (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

      (f) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.11%, 0.11% and 0.12% for Class A Shares, Class B Shares and Class C Shares, respectively.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------





                              HSBC INVESTOR HIGH YIELD FIXED INCOME FUND



          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)




                                                          INVESTMENT ACTIVITIES                    DIVIDENDS
                                                ------------------------------------------   ----------------------
                                                             NET REALIZED AND
                                    NET ASSET      NET       UNREALIZED GAINS
                                     VALUE,     INVESTMENT    (LOSSES) FROM     TOTAL FROM      NET
                                    BEGINNING     INCOME        INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                    OF PERIOD     (LOSS)       TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
         ----------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31,
          2006 (f)                   $10.00        0.69            0.12            0.81        (0.68)       (0.68)
         ----------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31,
          2006 (g)                   $10.00        0.62            0.13            0.75        (0.61)       (0.61)
         ----------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31,
          2006 (h)                   $10.01        0.58            0.15            0.73        (0.58)       (0.58)
         ----------------------------------------------------------------------------------------------------------





                                    NET ASSET
                                    VALUE, END      TOTAL
                                    OF PERIOD     RETURN(b)
--------------------------------------------------------------
CLASS A SHARES
Period ended October 31,
 2006 (f)                    $10.13       8.38%         $4,742
--------------------------------------------------------------
CLASS B SHARES
Period ended October 31,
 2006 (g)                    $10.14       7.68%         $2,106
--------------------------------------------------------------
CLASS C SHARES
Period ended October 31,
 2006 (h)                    $10.16       7.42%         $  241
--------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTARY DATA
                            ---------------------------------------------------------------------------
                               RATIO OF NET
                             NET ASSETS       RATIO OF      INVESTMENT        RATIO OF
                              AT END OF      EXPENSES TO     INCOME TO      EXPENSES TO
                               PERIOD          AVERAGE      AVERAGE NET       AVERAGE        PORTFOLIO
                               (000's)      NET ASSETS(c)    ASSETS(c)    NET ASSETS(c)(d)  TURNOVER(e)
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31,
 2006 (f)                            0.80%          7.27%            3.53%           13.61%
---------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31,
 2006 (g)                            1.55%          6.65%            4.26%           13.61%
---------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31,
 2006 (h)                            1.55%          6.65%            4.29%           13.61%
---------------------------------------------------------------------------------------------------------





         (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor High
              Yield Fixed Income Portfolio.
         (b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
         (c)  Annualized for periods less than one year.
         (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
         (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all its investable assets.
         (f)  Class A Shares commenced operations on November 18, 2005.
         (g)  Class B Shares commenced operations on November 21, 2005.
         (h)  Class C Shares commenced operations on December 14, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                          HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(A).


                                                         INVESTMENT ACTIVITIES
                                               ------------------------------------------
                                                            NET REALIZED AND
                                   NET ASSET                UNREALIZED GAINS
                                    VALUE,        NET        (LOSSES) FROM     TOTAL FROM
                                   BEGINNING   INVESTMENT      INVESTMENT      INVESTMENT
                                   OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES
------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002          $10.58        0.44           (0.10)           0.34
Year ended October 31, 2003           10.43        0.33            0.08            0.41
Year ended October 31, 2004           10.47        0.32*           0.06            0.38
Year ended October 31, 2005           10.06        0.33           (0.29)           0.04
Year ended October 31, 2006            9.67        0.45            0.05            0.50
------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002          $10.59        0.36           (0.09)           0.27
Year ended October 31, 2003           10.45        0.25            0.08            0.33
Year ended October 31, 2004           10.49        0.23            0.08            0.31
Year ended October 31, 2005           10.08        0.25           (0.29)          (0.04)
Year ended October 31, 2006            9.69        0.38            0.04            0.42
------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002          $10.58        0.36           (0.09)           0.27
Year ended October 31, 2003           10.44        0.25            0.09            0.34
Year ended October 31, 2004           10.49        0.22*           0.08            0.30
Year ended October 31, 2005           10.07        0.25           (0.29)          (0.04)
Year ended October 31, 2006            9.68        0.38            0.05            0.43
------------------------------------------------------------------------------------------

                                                     DIVIDENDS
                                       -------------------------------------

                                                    NET REALIZED
                                          NET        GAINS FROM
                                       INVESTMENT    INVESTMENT      TOTAL
                                         INCOME     TRANSACTIONS   DIVIDENDS
----------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002              (0.44)       (0.05)        (0.49)
Year ended October 31, 2003              (0.37)          --         (0.37)
Year ended October 31, 2004              (0.33)       (0.46)        (0.79)
Year ended October 31, 2005              (0.37)       (0.06)        (0.43)
Year ended October 31, 2006              (0.45)          --         (0.45)
----------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002              (0.36)       (0.05)        (0.41)
Year ended October 31, 2003              (0.29)          --         (0.29)
Year ended October 31, 2004              (0.26)       (0.46)        (0.72)
Year ended October 31, 2005              (0.29)       (0.06)        (0.35)
Year ended October 31, 2006              (0.38)          --         (0.38)
----------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002              (0.36)       (0.05)        (0.41)
Year ended October 31, 2003              (0.29)          --         (0.29)
Year ended October 31, 2004              (0.26)       (0.46)        (0.72)
Year ended October 31, 2005              (0.29)       (0.06)        (0.35)
Year ended October 31, 2006              (0.38)          --         (0.38)
----------------------------------------------------------------------------


                                       NET ASSET
                                       VALUE, END     TOTAL
                                       OF PERIOD    RETURN(b)
----------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002             $10.43         3.34%
Year ended October 31, 2003              10.47         3.97%
Year ended October 31, 2004              10.06         3.90%
Year ended October 31, 2005               9.67         0.31%(f)
Year ended October 31, 2006               9.72         5.30%
----------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002             $10.45         2.65%
Year ended October 31, 2003              10.49         3.19%
Year ended October 31, 2004              10.08         3.11%
Year ended October 31, 2005               9.69        (0.44)%(f)
Year ended October 31, 2006               9.73         4.40%
----------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002             $10.44         2.65%
Year ended October 31, 2003              10.49         3.29%
Year ended October 31, 2004              10.07         3.03%
Year ended October 31, 2005               9.68        (0.44)%(f)
Year ended October 31, 2006               9.73         4.51%
----------------------------------------------------------------






                                                                  RATIOS/SUPPLEMENTARY DATA
                                        ------------------------------------------------------------------------------
                                                                       RATIO OF NET
                                        NET ASSETS     RATIO OF         INVESTMENT          RATIO OF
                                        AT END OF     EXPENSES TO       INCOME TO         EXPENSES TO
                                          PERIOD      AVERAGE NET      AVERAGE NET          AVERAGE         PORTFOLIO
                                         (000's)       ASSETS(c)        ASSETS(c)       NET ASSETS(c)(d)   TURNOVER(e)
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002             $1,608         0.96%            4.14%               0.96%           44.04%
Year ended October 31, 2003              3,309         1.01%            2.99%               1.01%           98.42%
Year ended October 31, 2004              1,558         1.10%            3.01%               1.21%           50.06%
Year ended October 31, 2005              1,055         1.01%(f)         3.37%(f)            1.10%(f)       107.26%
Year ended October 31, 2006                976         0.80%            4.61%               1.65%          236.51%
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002             $4,178         1.70%            3.30%               1.70%           44.04%
Year ended October 31, 2003              6,443         1.73%            2.30%               1.73%           98.42%
Year ended October 31, 2004              6,321         1.85%            2.28%               1.96%           50.06%
Year ended October 31, 2005              4,852         1.76%(f)         2.60%(f)            1.85%(f)       107.26%
Year ended October 31, 2006              3,738         1.56%            3.84%               2.40%          236.51%
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002             $1,759         1.70%            3.26%               1.70%           44.04%
Year ended October 31, 2003              2,544         1.73%            2.31%               1.73%           98.42%
Year ended October 31, 2004                679         1.85%            2.25%               1.96%           50.06%
Year ended October 31, 2005                527         1.77%(f)         2.60%(f)            1.86%(f)       107.26%
Year ended October 31, 2006                503         1.55%            3.86%               2.40%          236.51%
----------------------------------------------------------------------------------------------------------------------


       * Calculated based on average shares outstanding.

       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Intermediate Duration Fixed Income Portfolio.

       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (c) Annualized for periods less than one year.

       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

       (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.


       (f) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.



                                                               INVESTMENT ACTIVITIES
                                                     ------------------------------------------
                                                                  NET REALIZED AND
                                                                  UNREALIZED GAINS
                                         NET ASSET                 (LOSSES) FROM
                                          VALUE,        NET        INVESTMENT AND    TOTAL FROM
                                         BEGINNING   INVESTMENT       FUTURES        INVESTMENT
                                         OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES
------------------------------------------------------------------------------------------------

CLASS A SHARES
Year ended October 31, 2002               $10.93        0.38            0.16            0.54
Year ended October 31, 2003                11.09        0.38            0.12            0.50
Year ended October 31, 2004                11.21        0.34            0.17            0.51
Year ended October 31, 2005                11.32        0.34           (0.22)           0.12
Year ended October 31, 2006                11.08        0.37            0.12            0.49
------------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002               $10.92        0.30            0.16            0.46
Year ended October 31, 2003                11.08        0.30            0.12            0.42
Year ended October 31, 2004                11.20        0.25            0.17            0.42
Year ended October 31, 2005                11.31        0.25           (0.22)           0.03
Year ended October 31, 2006                11.07        0.28            0.12            0.40
------------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002               $10.96        0.30            0.16            0.46
Year ended October 31, 2003                11.12        0.30            0.13            0.43
Year ended October 31, 2004                11.25        0.25            0.16            0.41
Year ended October 31, 2005                11.35        0.25           (0.22)           0.03
Year ended October 31, 2006                11.11        0.28            0.12            0.40
------------------------------------------------------------------------------------------------





                                              DIVIDENDS
                                -------------------------------------
                                                 NET
                                               REALIZED
                                              GAINS FROM
                                   NET        INVESTMENT
                                INVESTMENT   AND FUTURES      TOTAL
                                  INCOME     TRANSACTIONS   DIVIDENDS
---------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002         (0.38)          --         (0.38)
Year ended October 31, 2003         (0.38)          --         (0.38)
Year ended October 31, 2004         (0.34)       (0.06)        (0.40)
Year ended October 31, 2005         (0.34)       (0.02)        (0.36)
Year ended October 31, 2006         (0.37)       (0.02)        (0.39)
---------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002         (0.30)          --         (0.30)
Year ended October 31, 2003         (0.30)          --         (0.30)
Year ended October 31, 2004         (0.25)       (0.06)        (0.31)
Year ended October 31, 2005         (0.25)       (0.02)        (0.27)
Year ended October 31, 2006         (0.28)       (0.02)        (0.30)
---------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002         (0.30)          --         (0.30)
Year ended October 31, 2003         (0.30)          --         (0.30)
Year ended October 31, 2004         (0.25)       (0.06)        (0.31)
Year ended October 31, 2005         (0.25)       (0.02)        (0.27)
Year ended October 31, 2006         (0.28)       (0.02)        (0.30)
---------------------------------------------------------------------


                                         NET ASSET
                                         VALUE, END     TOTAL
                                         OF PERIOD    RETURN(a)
--------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002                $11.09       5.08%
Year ended October 31, 2003                 11.21       4.57%
Year ended October 31, 2004                 11.32       4.57%
Year ended October 31, 2005                 11.08       1.03%(e)
Year ended October 31, 2006                 11.18       4.45%
--------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002                $11.08       4.30%
Year ended October 31, 2003                 11.20       3.80%
Year ended October 31, 2004                 11.31       3.80%
Year ended October 31, 2005                 11.07       0.28%(e)
Year ended October 31, 2006                 11.17       3.67%
--------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002                $11.12       4.28%
Year ended October 31, 2003                 11.25       3.87%
Year ended October 31, 2004                 11.35       3.69%
Year ended October 31, 2005                 11.11       0.28%(e)
Year ended October 31, 2006                 11.21       3.66%
--------------------------------------------------------------





                                                                RATIOS/SUPPLEMENTARY DATA
                                      ----------------------------------------------------------------------------

                                                                    RATIO OF NET
                                      NET ASSETS     RATIO OF        INVESTMENT         RATIO OF
                                      AT END OF     EXPENSES TO        INCOME         EXPENSES TO
                                        PERIOD        AVERAGE        TO AVERAGE         AVERAGE         PORTFOLIO
                                       (000's)     NET ASSETS(b)   NET ASSETS(b)    NET ASSETS(b)(c)   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002                $16,341        0.95%           3.52%             0.95%           30.70%
Year ended October 31, 2003                 22,326        0.91%           3.39%             0.91%           29.79%
Year ended October 31, 2004                 32,889        0.87%           3.01%             0.87%           26.96%
Year ended October 31, 2005                 34,441        0.88%(e)        3.02%(e)          0.89%           13.87%
Year ended October 31, 2006                 32,727        0.93%           3.30%             0.93%           12.69%
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002                $12,699        1.70%           2.74%             1.70%           30.70%
Year ended October 31, 2003                 18,352        1.66%           2.64%             1.66%           29.79%
Year ended October 31, 2004                 17,457        1.62%           2.27%             1.62%           26.96%
Year ended October 31, 2005                 16,258        1.63%(e)        2.27%(e)          1.64%           13.87%
Year ended October 31, 2006                 13,735        1.68%           2.56%             1.68%           12.69%
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002                $ 2,608        1.70%           2.74%             1.70%           30.70%
Year ended October 31, 2003                  3,252        1.66%           2.64%             1.66%           29.79%
Year ended October 31, 2004                  2,340        1.62%           2.26%             1.62%           26.96%
Year ended October 31, 2005                  1,782        1.63%(e)        2.26%(e)          1.64%           13.87%
Year ended October 31, 2006                  1,246        1.68%           2.55%             1.68%           12.69%
------------------------------------------------------------------------------------------------------------------------


      (a) Not Annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

      (b) Annualized for periods less than one year.

      (c) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

      (d) Portfolio turnover is calculated on the basis of the Fund as a whole, without the distinguishing between the classes of shares issued.

      (e) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.01%, 0.01% and 0.01% for Class A Shares, Class B Shares and Class C Shares, respectively.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR GROWTH FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).



                                                              INVESTMENT ACTIVITIES                    DIVIDENDS
                                                      --------------------------------------   -------------------------
                                                                   NET REALIZED
                                                                       AND
                                                                    UNREALIZED
                                                                      GAINS
                                                                     (LOSSES)                                   NET
                                          NET ASSET                    FROM         TOTAL                     REALIZED
                                           VALUE,        NET        INVESTMENT       FROM         NET        GAINS FROM
                                          BEGINNING   INVESTMENT   AND FUTURES    INVESTMENT   INVESTMENT    INVESTMENT
                                          OF PERIOD      LOSS      TRANSACTIONS   ACTIVITIES     INCOME     TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
Period ended October 31, 2004 (f)           $12.68       (0.02)        (0.11)        (0.13)          --
Year ended October   31, 2005                12.55        0.03          1.59          1.62        (0.05)
Year ended October   31, 2006                14.12       (0.02)*        0.99          0.97           --         (0.23)
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2004 (f)           $12.28       (0.07)        (0.10)        (0.17)          --
Year ended October 31, 2005                  12.11       (0.07)         1.53          1.46           --
Year ended October 31, 2006                  13.57       (0.12)*        0.95          0.83           --         (0.23)
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2004 (f)           $12.35       (0.06)        (0.12)        (0.18)          --
Year ended October 31, 2005                  12.17       (0.07)         1.54          1.47           --
Year ended October 31, 2006                  13.64       (0.13)*        0.96          0.83           --         (0.23)
--------------------------------------------------------------------------------------------------------------------------


                                                     NET ASSET
                                                      VALUE,
                                            TOTAL     END OF       TOTAL
                                         DIVIDENDS    PERIOD     RETURN(B)
------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2004 (f)             --      $12.55       (1.03)%
Year ended October 31, 2005                (0.05)      14.12       12.91%(g)
Year ended October 31, 2006                (0.23)      14.86        6.92%
------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2004 (f)             --      $12.11       (1.38)%
Year ended October 31, 2005                   --       13.57       12.06%(g)
Year ended October 31, 2006                (0.23)      14.17        6.16%
------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2004 (f)             --      $12.17       (1.46)%
Year ended October 31, 2005                   --       13.64       12.08%(g)
Year ended October 31, 2006                (0.23)      14.24        6.13%
------------------------------------------------------------------------------






                                                                RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------------------------------------------------
                                                                      RATIO OF
                                                                        NET         RATIO OF
                                                        RATIO OF     INVESTMENT     EXPENSES
                                          NET ASSETS    EXPENSES      LOSS TO          TO
                                          AT END OF    TO AVERAGE     AVERAGE       AVERAGE
                                            PERIOD         NET          NET           NET            PORTFOLIO
                                           (000's)      ASSETS(c)    ASSETS(c)    ASSETS(c)(d)      TURNOVER(e)
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2004 (f)          $17,372        1.20%       (0.42)%        1.31%            53.08%
Year ended October 31, 2005                 21,866        1.15%(g)     0.19%(g)      1.35%(g)         79.54%
Year ended October 31, 2006                 21,985        1.20%       (0.14)%        1.44%            75.06%
-----------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2004 (f)          $ 1,402        1.95%       (1.17)%        2.06%(f)         53.08%
Year ended October 31, 2005                  1,317        1.90%(g)    (0.48)%(g)     2.09%(g)         79.54%
Year ended October 31, 2006                  1,446        1.95%       (0.88)%        2.19%            75.06%
-----------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2004 (f)          $   309        1.95%       (1.18)%        2.06%            53.08%
Year ended October 31, 2005                    344        1.90%(g)    (0.51)%(g)     2.10%(g)         79.54%
Year ended October 31, 2006                    270        1.95%       (0.89)%        2.18%            75.06%
-----------------------------------------------------------------------------------------------------------------



       * Calculated based on average shares outstanding.


      (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Growth Portfolio.

      (b) Not Annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

      (c) Annualized for periods less than one year.

      (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

      (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all its investable assets.

      (f) Class A Shares, Class B Shares and Class C Shares commenced operations on May 7, 2004.

      (g) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares and Class C Shares, respectively.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR GROWTH AND INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                       INVESTMENT ACTIVITIES
                                            -------------------------------------------

                                NET ASSET                NET REALIZED AND
                                 VALUE,        NET       UNREALIZED GAINS
                                BEGINNING   INVESTMENT    (LOSSES) FROM     TOTAL FROM
                                   OF         INCOME        INVESTMENT      INVESTMENT
                                 PERIOD       (LOSS)       TRANSACTIONS     ACTIVITIES
--------------------------------------------------------------------------------------

CLASS A SHARES
Year ended October 31, 2002       $ 8.91        0.04           (1.73)           (1.69)
Year ended October 31, 2003         7.21        0.06            1.18             1.24
Year ended October 31, 2004         8.39        0.05            0.36             0.41
Year ended October 31, 2005         8.76        0.07            1.01             1.08
Year ended October 31, 2006         9.75       (0.02)*          1.25             1.23
--------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002       $ 8.88       (0.00)>         (1.74)           (1.74)
Year ended October 31, 2003         7.14       (0.01)           1.18             1.17
Year ended October 31, 2004         8.30       (0.02)*          0.36             0.34
Year ended October 31, 2005         8.64       (0.01)           1.01             1.00
Year ended October 31, 2006         9.61       (0.10)*          1.23             1.13
--------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2004 (f) $ 8.40       (0.02)*          0.38             0.36
Year ended October 31, 2005         8.73       (0.01)           1.02             1.01
Year ended October 31, 2006         9.70       (0.09)*          1.22             1.13
--------------------------------------------------------------------------------------

                                      DIVIDENDS
                                ----------------------

                                                         NET ASSET
                                   NET                    VALUE,
                                INVESTMENT     TOTAL      END OF       TOTAL
                                  INCOME     DIVIDENDS    PERIOD     RETURN(a)
--------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002         (0.01)      (0.01)      $7.21     (18.97)%
Year ended October 31, 2003         (0.06)      (0.06)       8.39      17.26 %
Year ended October 31, 2004         (0.04)      (0.04)       8.76       4.94 %
Year ended October 31, 2005         (0.09)      (0.09)       9.75      12.36 %(e)
Year ended October 31, 2006            --          --       10.98       12.62%
--------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002            --          --       $7.14     (19.59)%
Year ended October 31, 2003         (0.01)      (0.01)       8.30      16.40 %
Year ended October 31, 2004         (0.00)>     (0.00)>      8.64       4.13 %
Year ended October 31, 2005         (0.03)      (0.03)       9.61      11.61 %(e)
Year ended October 31, 2006            --          --       10.74       11.76%
--------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2004 (f)   (0.03)      (0.03)      $8.73       3.57 %
Year ended October 31, 2005         (0.04)      (0.04)       9.70      11.59 %(e)
Year ended October 31, 2006            --          --       10.83       11.65%
--------------------------------------------------------------------------------





                                                     RATIOS/SUPPLEMENTARY DATA
                                --------------------------------------------------------------------
                                                          RATIO OF NET
                                              RATIO OF     INVESTMENT
                                NET ASSETS    EXPENSES       INCOME         RATIO OF
                                AT END OF    TO AVERAGE     (LOSS) TO     EXPENSES TO
                                  PERIOD        NET          AVERAGE      AVERAGE NET     PORTFOLIO
                                 (000's)     ASSETS(b)    NET ASSETS(b)   ASSETS(b)(c)   TURNOVER(d)
----------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002        $1,306       1.01%          0.39 %         1.01%          59.85%
Year ended October 31, 2003         1,827       1.04%          0.70 %         1.04%          64.52%
Year ended October 31, 2004         1,500       1.02%          0.50 %         1.02%          73.68%
Year ended October 31, 2005         1,260       1.11%(e)       0.73 %(e)      1.16%         106.49%
Year ended October 31, 2006         1,394       1.26%         (0.22)%         1.47%          34.85%
----------------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002        $1,154       1.76%         (0.30)%         1.76%          59.85%
Year ended October 31, 2003         2,235       1.79%         (0.07)%         1.79%          64.52%
Year ended October 31, 2004         3,820       1.77%         (0.25)%         1.77%          73.68%
Year ended October 31, 2005         4,194       1.87%(e)      (0.10)%(e)      1.93%         106.49%
Year ended October 31, 2006         4,537       2.01%         (0.97)%         2.22%          34.85%
----------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2004 (f)  $   41       1.77%         (0.28)%         1.77%          73.68%
Year ended October 31, 2005            49       1.88%(e)      (0.13)%(e)      1.93%         106.49%
Year ended October 31, 2006            35       2.01%         (0.90)%         2.22%          34.85%
----------------------------------------------------------------------------------------------------


       > Less than $0.005 per share.

       * Calculated based on average shares outstanding.

      (a) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

      (b) Annualized for periods less than one year.

      (c) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been indicated.

      (d) Portfolio turnover is calculated on the basis of the Fund as a whole, without the distinguishing between the classes of shares issued.

      (e) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares and Class C Shares, respectively.





      (f) Class C Shares commenced operations on November 3, 2003.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR MID-CAP FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    INVESTMENT ACTIVITIES
                                          ------------------------------------------
                                                        NET REALIZED
                                                            AND
                                                         UNREALIZED
                                                       GAINS (LOSSES)
                              NET ASSET                     FROM
                               VALUE,        NET         INVESTMENT       TOTAL FROM
                              BEGINNING   INVESTMENT     AND OPTION       INVESTMENT
                              OF PERIOD      LOSS       TRANSACTIONS      ACTIVITIES
------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002     $7.90       (0.03)         (1.57)           (1.60)
Year ended October 31, 2003      6.30       (0.03)*         1.68             1.65
Year ended October 31, 2004      7.95       (0.04)*         0.53             0.49
Year ended October 31, 2005      8.44       (0.06)*         1.49             1.43
Year ended October 31, 2006      9.87       (0.00)*>        1.19             1.19
------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002     $7.82       (0.08)         (1.55)           (1.63)
Year ended October 31, 2003      6.19       (0.08)          1.64             1.56
Year ended October 31, 2004      7.75       (0.10)*         0.51             0.41
Year ended October 31, 2005      8.16       (0.13)*         1.45             1.32
Year ended October 31, 2006      9.48       (0.06)*         1.13             1.07
------------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002     $7.82       (0.08)         (1.54)           (1.62)
Year ended October 31, 2003      6.20       (0.08)          1.68             1.60
Year ended October 31, 2004      7.80       (0.10)*         0.52             0.42
Year ended October 31, 2005      8.22       (0.13)*         1.45             1.32
Year ended October 31, 2006      9.54       (0.06)*         1.15             1.09
------------------------------------------------------------------------------------

                                     DIVIDENDS
                              ------------------------

                              NET REALIZED
                               GAINS FROM                NET ASSET
                               INVESTMENT                 VALUE,
                               AND OPTION      TOTAL      END OF       TOTAL
                              TRANSACTIONS   DIVIDENDS    PERIOD     RETURN(a)
-------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002         --           --        $6.30     (20.25)%
Year ended October 31, 2003         --           --         7.95      26.19 %
Year ended October 31, 2004         --           --         8.44       6.16 %
Year ended October 31, 2005         --           --         9.87      16.94 %(e)
Year ended October 31, 2006       (2.18)       (2.18)       8.88      13.66 %
-------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002         --           --        $6.19     (20.84)%
Year ended October 31, 2003         --           --         7.75      25.20 %
Year ended October 31, 2004         --           --         8.16       5.29 %
Year ended October 31, 2005         --           --         9.48      16.18 %(e)
Year ended October 31, 2006       (2.18)       (2.18)       8.37      12.78 %
-------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002         --           --        $6.20     (20.72)%
Year ended October 31, 2003         --           --         7.80      25.81 %
Year ended October 31, 2004         --           --         8.22       5.38 %
Year ended October 31, 2005         --           --         9.54      16.06 %(e)
Year ended October 31, 2006       (2.18)       (2.18)       8.45      12.93 %
-------------------------------------------------------------------------------






                                                      RATIOS/SUPPLEMENTARY DATA
                           -------------------------------------------------------------------------------

                                                            RATIO OF
                                                               NET
                           NET ASSETS     RATIO OF         INVESTMENT         RATIO OF
                           AT END OF      EXPENSES           LOSS TO          EXPENSES
                             PERIOD      TO AVERAGE          AVERAGE         TO AVERAGE         PORTFOLIO
                            (000's)     NET ASSETS(b)     NET ASSETS(b)   NET ASSETS(b)(c)     TURNOVER(d)
------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002     $1,010         1.08%            (0.46)%            1.08%            140.23%
Year ended October 31, 2003      1,539         1.10%            (0.43)%            1.10%            100.86%
Year ended October 31, 2004      1,878         1.09%            (0.54)%            1.09%            106.72%
Year ended October 31, 2005      2,151         1.38%(e)         (0.65)%(e)         1.53%            169.62%
Year ended October 31, 2006      3,185         1.48%            (0.01)%            1.85%             53.16%
------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002     $4,391         1.83%            (1.21)%            1.83%            140.23%
Year ended October 31, 2003      6,009         1.85%            (1.16)%            1.85%            100.86%
Year ended October 31, 2004      7,037         1.84%            (1.29)%            1.84%            106.72%
Year ended October 31, 2005      7,415         2.11%(e)         (1.38)%(e)         2.27%            169.62%
Year ended October 31, 2006      7,425         2.25%            (0.72)%            2.60%             53.16%
------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002     $   20         1.83%            (1.20)%            1.83%            140.23%
Year ended October 31, 2003         54         1.85%            (1.23)%            1.85%            100.86%
Year ended October 31, 2004         94         1.84%            (1.29)%            1.84%            106.72%
Year ended October 31, 2005        111         2.13%(e)         (1.40)%(e)         2.28%            169.62%
Year ended October 31, 2006         95         2.25%            (0.72)%            2.60%             53.16%
------------------------------------------------------------------------------------------------------------

       * Calculated based on average shares outstanding.

       > Less than $0.005 per share.

       (a) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (b) Annualized for periods less than one year.

       (c) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been indicated.

       (d) Portfolio turnover is calculated on the basis of the Fund as a whole, without the distinguishing between the classes of shares issued.

       (e) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio and net income ratio were 0.10%, 0.10% and 0.10% for Class A Shares, Class B Shares and Class C Shares, respectively. The corresponding impact to the total return was 0.57%, 0.57% and 0.57% for Class A Shares, Class B Shares and Class C Shares, respectively.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR OPPORTUNITY FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).


                                                                   INVESTMENT ACTIVITIES
                                                         ------------------------------------------
                                                                      NET REALIZED AND
                                             NET ASSET                UNREALIZED GAINS
                                              VALUE,        NET        (LOSSES) FROM     TOTAL FROM
                                             BEGINNING   INVESTMENT      INVESTMENT      INVESTMENT
                                             OF PERIOD      LOSS        TRANSACTIONS     ACTIVITIES
         ------------------------------------------------------------------------------------------

         CLASS A SHARES
         Year ended October 31, 2002          $ 9.60       (0.13)          (1.64)          (1.77)
         Year ended October 31, 2003            7.83       (0.10)           2.63            2.53
         Year ended October 31, 2004           10.36       (0.13)           0.68            0.55
         Year ended October 31, 2005           10.91       (0.14)           1.62            1.48
         Year ended October 31, 2006           12.39       (0.14)*          2.43            2.29
         ------------------------------------------------------------------------------------------

         CLASS B SHARES
         Year ended October 31, 2002          $ 9.27       (0.20)*         (1.56)          (1.76)
         Year ended October 31, 2003            7.51       (0.18)*          2.52            2.34
         Year ended October 31, 2004            9.85       (0.20)           0.64            0.44
         Year ended October 31, 2005           10.29       (0.22)           1.53            1.31
         Year ended October 31, 2006           11.60       (0.23)*          2.27            2.04
         ------------------------------------------------------------------------------------------

         CLASS C SHARES
         Year ended October 31, 2002          $ 9.35       (0.21)*         (1.57)          (1.78)
         Year ended October 31, 2003            7.57       (0.18)           2.55            2.37
         Year ended October 31, 2004            9.94       (0.22)           0.67            0.45
         Year ended October 31, 2005           10.39       (0.21)           1.53            1.32
         Year ended October 31, 2006           11.71       (0.23)*          2.29            2.06
         ------------------------------------------------------------------------------------------

                                                    DIVIDENDS
                                             ------------------------

                                             NET REALIZED               NET ASSET
                                              GAINS FROM                 VALUE,
                                              INVESTMENT      TOTAL      END OF       TOTAL
                                             TRANSACTIONS   DIVIDENDS    PERIOD     RETURN(b)
         -------------------------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002                --           --      $ 7.83     (18.44)%
         Year ended October 31, 2003                --           --       10.36      32.31 %
         Year ended October 31, 2004                --           --       10.91       5.31 %
         Year ended October 31, 2005                --           --       12.39      13.57 %(f)
         Year ended October 31, 2006             (0.39)       (0.39)      14.29      18.81 %
         -------------------------------------------------------------------------------------
         CLASS B SHARES
         Year ended October 31, 2002                --           --      $ 7.51     (18.99)%
         Year ended October 31, 2003                --           --        9.85      31.16 %
         Year ended October 31, 2004                --           --       10.29       4.47 %
         Year ended October 31, 2005                --           --       11.60      12.73 %(f)
         Year ended October 31, 2006             (0.39)       (0.39)      13.25      17.91 %
         -------------------------------------------------------------------------------------
         CLASS C SHARES
         Year ended October 31, 2002                --           --      $ 7.57     (19.04)%
         Year ended October 31, 2003                --           --        9.94      31.31 %
         Year ended October 31, 2004                --           --       10.39       4.53 %
         Year ended October 31, 2005                --           --       11.71      12.70 %(f)
         Year ended October 31, 2006             (0.39)       (0.39)      13.38      17.92 %
         -------------------------------------------------------------------------------------





                                                                      RATIOS/SUPPLEMENTARY DATA
                                             ---------------------------------------------------------------------------
                                                                            RATIO OF
                                             NET ASSETS     RATIO OF       INVESTMENT         RATIO OF
                                             AT END OF     EXPENSES TO       LOSS TO        EXPENSES TO
                                               PERIOD        AVERAGE         AVERAGE          AVERAGE         PORTFOLIO
                                              (000's)     NET ASSETS(c)   NET ASSETS(c)   NET ASSETS(c)(d)   TURNOVER(e)
         ---------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002           $11,384        1.65%          (1.45)%           2.08%           103.90%
         Year ended October 31, 2003            16,695        1.65%          (1.36)%           2.09%           152.05%
         Year ended October 31, 2004            20,902        1.61%          (1.24)%           1.72%            81.75%
         Year ended October 31, 2005            22,875        1.51%(f)       (1.11)%(f)        1.69%(f)         63.95%
         Year ended October 31, 2006            24,463        1.55%          (1.04)%           1.70%            60.83%
         ---------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Year ended October 31, 2002           $ 2,374        2.40%          (2.18)%           2.86%           103.90%
         Year ended October 31, 2003             3,952        2.40%          (2.11)%           2.83%           152.05%
         Year ended October 31, 2004             4,611        2.36%          (2.00)%           2.47%            81.75%
         Year ended October 31, 2005             4,539        2.26%(f)       (1.86)%(f)        2.44%(f)         63.95%
         Year ended October 31, 2006             4,768        2.30%          (1.79)%           2.45%            60.83%
         ---------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Year ended October 31, 2002           $   329        2.40%          (2.20)%           2.83%           103.90%
         Year ended October 31, 2003               395        2.40%          (2.11)%           2.84%           152.05%
         Year ended October 31, 2004               344        2.37%          (2.00)%           2.48%            81.75%
         Year ended October 31, 2005               306        2.26%(f)       (1.86)%(f)        2.44%(f)         63.95%
         Year ended October 31, 2006               299        2.30%          (1.78)%           2.45%            60.83%
         ---------------------------------------------------------------------------------------------------------------


       * Calculated using average shares.

      (a) The per share amounts and percentages reflect income and expense assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Small Cap Portfolio.

      (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

      (c) Annualized for periods less than one year.

      (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

      (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

      (f) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.04%, 0.04% and 0.04% for Class A Shares, Class B Shares and Class C Shares, respectively.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR OVERSEAS EQUITY FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).


                                                                   INVESTMENT ACTIVITIES
                                                         ------------------------------------------
                                                                        NET REALIZED
                                                                       AND UNREALIZED
                                                                       GAINS (LOSSES)
                                             NET ASSET      NET       FROM INVESTMENT
                                              VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM
                                             BEGINNING     INCOME         CURRENCY       INVESTMENT
                                             OF PERIOD     (LOSS)       TRANSACTIONS     ACTIVITIES
         ------------------------------------------------------------------------------------------

         CLASS A SHARES
         Year ended October 31, 2002          $11.66       (0.04)          (1.34)          (1.38)
         Year ended October 31, 2003            9.87        0.01            1.95            1.96
         Year ended October 31, 2004           11.73        0.08            2.19            2.27
         Year ended October 31, 2005           13.93        0.18            2.33            2.51
         Year ended October 31, 2006           15.59        0.22            4.45            4.67
         ------------------------------------------------------------------------------------------
         CLASS B SHARES
         Year ended October 31, 2002          $11.30       (0.08)          (1.34)          (1.42)
         Year ended October 31, 2003            9.56       (0.06)           1.89            1.83
         Year ended October 31, 2004           11.34        0.01*           2.08            2.09
         Year ended October 31, 2005           13.43        0.07            2.24            2.31
         Year ended October 31, 2006           14.95        0.09            4.26            4.35
         ------------------------------------------------------------------------------------------
         CLASS C SHARES
         Year ended October 31, 2002          $11.41       (0.08)          (1.36)          (1.44)
         Year ended October 31, 2003            9.68       (0.06)           1.93            1.87
         Year ended October 31, 2004           11.54       (0.01)           2.14            2.13
         Year ended October 31, 2005           13.67        0.06            2.29            2.35
         Year ended October 31, 2006           15.23        0.11            4.33            4.44
         ------------------------------------------------------------------------------------------

                                                            DIVIDENDS
                                             ---------------------------------------

                                                           NET REALIZED
                                                            GAINS FROM
                                                            INVESTMENT                 NET ASSET
                                                NET        AND FOREIGN                  VALUE,
                                             INVESTMENT      CURRENCY        TOTAL        END        TOTAL
                                               INCOME      TRANSACTIONS    DIVIDENDS   OF PERIOD   RETURN(b)
         ---------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002           (0.12)         (0.29)         (0.41)     $ 9.87      (12.42)%
         Year ended October 31, 2003           (0.10)            --          (0.10)      11.73       20.09%
         Year ended October 31, 2004           (0.07)            --          (0.07)      13.93       19.40%
         Year ended October 31, 2005           (0.06)         (0.79)         (0.85)      15.59       18.64%
         Year ended October 31, 2006           (0.25)         (1.16)         (1.41)      18.85       31.85%
         ---------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Year ended October 31, 2002           (0.03)         (0.29)         (0.32)     $ 9.56      (13.07)%
         Year ended October 31, 2003           (0.05)            --          (0.05)      11.34       19.26%
         Year ended October 31, 2004              --             --             --       13.43       18.43%
         Year ended October 31, 2005              --          (0.79)         (0.79)      14.95       17.72%
         Year ended October 31, 2006           (0.14)         (1.16)         (1.30)      18.00       30.87%
         ---------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Year ended October 31, 2002              --          (0.29)         (0.29)     $ 9.68      (13.08)%
         Year ended October 31, 2003           (0.01)            --          (0.01)      11.54       19.28%
         Year ended October 31, 2004              --             --             --       13.67       18.46%
         Year ended October 31, 2005              --          (0.79)         (0.79)      15.23       17.70%
         Year ended October 31, 2006           (0.14)         (1.16)         (1.30)      18.37       30.92%
         ---------------------------------------------------------------------------------------------------





                                                                    RATIOS/SUPPLEMENTARY DATA
                                             -----------------------------------------------------------------------
                                                                            RATIO OF
                                                                               NET          RATIO OF
                                                                           INVESTMENT       EXPENSES
                                             NET ASSETS     RATIO OF         INCOME            TO
                                             AT END OF     EXPENSES TO       (LOSS)         AVERAGE
                                               PERIOD        AVERAGE       TO AVERAGE         NET         PORTFOLIO
                                              (000's)     NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
         -----------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002          $ 7,203         1.85%          (0.18)%         2.28%          31.63%
         Year ended October 31, 2003           10,096         1.85%           0.07 %         2.34%          68.51%
         Year ended October 31, 2004           17,721         1.78%           0.79 %         1.88%         106.11%
         Year ended October 31, 2005           20,680         1.66%           1.21 %         1.66%          31.32%
         Year ended October 31, 2006           22,761         1.67%           1.24 %         1.67%          33.39%
         -----------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Year ended October 31, 2002          $   588         2.60%          (0.87)%         3.04%          31.63%
         Year ended October 31, 2003            1,076         2.60%          (0.62)%         3.16%          68.51%
         Year ended October 31, 2004            2,061         2.53%           0.05 %         2.63%         106.11%
         Year ended October 31, 2005            2,403         2.41%           0.47 %         2.41%          31.32%
         Year ended October 31, 2006            3,234         2.42%           0.58 %         2.42%          33.39%
         -----------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Year ended October 31, 2002          $    96         2.60%          (1.00)%         3.04%          31.63%
         Year ended October 31, 2003              121         2.60%          (0.64)%         3.17%          68.51%
         Year ended October 31, 2004              137         2.54%          (0.10)%         2.66%         106.11%
         Year ended October 31, 2005              164         2.41%           0.48 %         2.41%          31.32%
         Year ended October 31, 2006              163         2.41%           0.58 %         2.41%          33.39%
         -----------------------------------------------------------------------------------------------------------

       * Calculated based on average shares outstanding.
      (a) The per share amounts and percentages reflect income and expense assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor International Equity Portfolio.
      (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.
      (c) Annualized for periods less than one year.
      (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
      (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR VALUE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
INDICATED(a).


                                                                   INVESTMENT ACTIVITIES
                                                         ------------------------------------------
                                                                      NET REALIZED AND
                                                                      UNREALIZED GAINS
                                             NET ASSET                FROM INVESTMENT
                                              VALUE,        NET         TRANSACTIONS     TOTAL FROM
                                             BEGINNING   INVESTMENT     AND FUTURES      INVESTMENT
                                             OF PERIOD      GAIN        TRANSACTIONS     ACTIVITIES
         ------------------------------------------------------------------------------------------

         CLASS A SHARES
         Period ended October 31, 2004 (f)    $12.68        0.05            0.69            0.74
         Year ended October 31, 2005           13.38        0.10            1.86            1.96
         Year ended October 31, 2006           15.13        0.12 *          2.95            3.07
         ------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2004 (f)    $12.28          --            0.68            0.68
         Year ended October 31, 2005           12.95       (0.02)           1.80            1.78
         Year ended October 31, 2006           14.60       (0.00)>*         2.84            2.84
         ------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2004 (f)    $12.35        0.01            0.67            0.68
         Year ended October 31, 2005           13.01       (0.02)           1.82            1.80
         Year ended October 31, 2006           14.67        0.00 >*         2.85            2.85
         ------------------------------------------------------------------------------------------

                                                           DIVIDENDS
                                             -------------------------------------

                                                          NET REALIZED
                                                NET        GAINS FROM
                                             INVESTMENT    INVESTMENT      TOTAL
                                               INCOME     TRANSACTIONS   DIVIDENDS
         --------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2004 (f)     (0.04)           --         (0.04)
         Year ended October 31, 2005           (0.08)        (0.13)        (0.21)
         Year ended October 31, 2006           (0.19)        (1.29)        (1.48)
         --------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2004 (f)     (0.01)           --         (0.01)
         Year ended October 31, 2005              --         (0.13)        (0.13)
         Year ended October 31, 2006           (0.07)        (1.29)        (1.36)
         --------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2004 (f)     (0.02)           --         (0.02)
         Year ended October 31, 2005           (0.01)        (0.13)        (0.14)
         Year ended October 31, 2006           (0.05)        (1.29)        (1.34)
         --------------------------------------------------------------------------



                                             NET ASSET
                                               VALUE,
                                               END OF       TOTAL
                                               PERIOD     RETURN(b)
         ------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2004 (f)     $13.38       7.79%
         Year ended October 31, 2005            15.13      14.69%(g)
         Year ended October 31, 2006            16.72      21.70%
         ------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2004 (f)     $12.95       9.06%
         Year ended October 31, 2005            14.60      13.78%(g)
         Year ended October 31, 2006            16.08      20.78%
         ------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2004 (f)     $13.01       8.47%
         Year ended October 31, 2005            14.67      13.86%(g)
         Year ended October 31, 2006            16.18      20.72%
         ------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                             ---------------------------------------------------------------------------

                                                                          RATIO OF NET
                                             NET ASSETS     RATIO OF       INVESTMENT         RATIO OF
                                             AT END OF     EXPENSES TO      INCOME TO       EXPENSES TO
                                               PERIOD        AVERAGE         AVERAGE          AVERAGE         PORTFOLIO
                                              (000's)     NET ASSETS(c)   NET ASSETS(c)   NET ASSETS(c)(d)   TURNOVER(e)
         ---------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2004 (f)    $20,933         1.20%             0.81 %         1.25%            10.33%
         Year ended October 31, 2005           23,315         1.15%(g)          0.64 %(g)      1.30%(g)         16.45%
         Year ended October 31, 2006           24,688         1.20%             0.74 %         1.43%            20.63%
         ---------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2004 (f)    $ 1,938         1.95%             0.05 %         2.00%            10.33%
         Year ended October 31, 2005            1,767         1.90%(g)         (0.10)%(g)      2.04%(g)         16.45%
         Year ended October 31, 2006            1,939         1.95%            (0.01)%         2.18%            20.63%
         ---------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2004 (f)    $   399         1.95%             0.04 %         2.00%            10.33%
         Year ended October 31, 2005              388         1.90%(g)         (0.12)%(g)      2.05%(g)         16.45%
         Year ended October 31, 2006              157         1.95%             0.01 %         2.17%            20.63%
         ---------------------------------------------------------------------------------------------------------------


       * Calculated based on average shares outstanding.


       > Less than $0.005 per share.


       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Value Portfolio.

       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (c) Annualized for periods less than one year.

       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

       (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all its investable assets.

       (f) Class A Shares, Class B Shares and Class C Shares commenced operations on May 7, 2004.

       (g) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares and Class C Shares, respectively.

TAXABLE EQUIVALENT YIELD TABLES [TRISCALE GRAPHIC]
-------------------------------------------------------------------------------


                        TAXABLE EQUIVALENT YIELD TABLES


The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2007 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).





                        FEDERAL AND NEW YORK STATE TABLE





--------------------------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                                    TAX EXEMPT YIELD
------------------------------------       COMBINED                        -----------------------------------------------------
     SINGLE              JOINT                TAX                          1.00%   1.50%   2.00%   2.50%   3.00%   3.50%   4.00%
     RETURN             RETURN             BRACKET**                                EQUIVALENT TAXABLE YIELD
-----------------  -----------------  --------------------------------     -----------------------------------------------------
$      0-$  7,825  $      0-$ 15,650               13.60%                  1.16%   1.74%   2.31%   2.89%   3.47%   4.05%   4.63%
$  7,826-$ 31,850  $ 15,651-$ 63,700               20.82%                  1.26%   1.89%   2.53%   3.16%   3.79%   4.42%   5.05%
$ 31,851-$ 77,100  $ 63,701-$128,500               31.68%                  1.46%   2.20%   2.93%   3.66%   4.39%   5.12%   5.85%
$ 77,101-$160,850  $128,501-$195,850               32.93%                  1.49%   2.24%   2.98%   3.73%   4.47%   5.22%   5.96%
$160,850-$349,700  $195,851-$349,700               37.59%                  1.60%   2.40%   3.20%   4.01%   4.81%   5.61%   6.41%
$349,701 & over    $349,701 & over                 39.45%                  1.65%   2.48%   3.30%   4.13%   4.95%   5.78%   6.61%

-----------------  ------------------------------
                         TAX EXEMPT YIELD
                   ------------------------------
                    4.50%   5.00%   5.50%   6.00%
-----------------  ------------------------------
     SINGLE
     RETURN          EQUIVALENT TAXABLE YIELD
-----------------  ------------------------------
$      0-$  7,825  5.21%   5.79%   6.37%    6.94%
$  7,826-$ 31,850  5.68%   6.31%   6.95%    7.58%
$ 31,851-$ 77,100  6.59%   7.32%   8.05%    8.78%
$ 77,101-$160,850  6.71%   7.46%   8.20%    8.95%
$160,850-$349,700  7.21%   8.01%   8.81%    9.61%
$349,701 & over    7.43%   8.26%   9.08%    9.91%


------------

 * Net amount subject to federal and New York State personal income tax after deductions and exemptions.

** Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that:
(i) there are no federal or New York State minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.








                FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE





---------------------------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                                     TAX EXEMPT YIELD
------------------------------------       COMBINED                         -----------------------------------------------------
     SINGLE              JOINT                TAX                           1.00%   1.50%   2.00%   2.50%   3.00%   3.50%   4.00%
     RETURN             RETURN             BRACKET**                                      EQUIVALENT TAXABLE YIELD
-----------------  -----------------  --------------------------------      -----------------------------------------------------
$      0-$  7,825  $      0-$ 15,650               16.22%                   1.19%   1.79%   2.39%   2.98%   3.58%   4.18%   4.77%
$  7,826-$ 31,850  $ 15,651-$ 63,700               23.87%                   1.31%   1.97%   2.63%   3.28%   3.94%   4.60%   5.25%
$ 31,851-$ 77,100  $ 63,701-$128,500               32.87%                   1.49%   2.23%   2.98%   3.72%   4.47%   5.21%   5.96%
$ 77,101-$160,850  $128,501-$195,850               35.56%                   1.55%   2.33%   3.10%   3.88%   4.66%   5.43%   6.21%
$160,850-$349,700  $195,851-$349,700               40.03%                   1.67%   2.50%   3.34%   4.17%   5.00%   5.84%   6.67%
$349,701 & over    $349,701 & over                 41.82%                   1.72%   2.58%   3.44%   4.30%   5.16%   6.02%   6.88%

-----------------  ------------------------------
 TAXABLE INCOME*         TAX EXEMPT YIELD
-----------------  ------------------------------
     SINGLE        4.50%   5.00%   5.50%   6.00%
     RETURN           EQUIVALENT TAXABLE YIELD
-----------------  ------------------------------
$     0-$   7,825  5.37%   5.97%   6.56%    7.16%
$ 7,826-$  31,850  5.91%   6.57%   7.22%    7.88%
$ 31,851-$ 77,100  6.70%   7.45%   8.19%    8.94%
$ 77,101-$160,850  6.98%   7.76%   8.53%    9.31%
$160,850-$349,700  7.50%   8.34%   9.17%   10.01%
$349,701 & over    7.74%   8.59%   9.45%   10.31%


------------

 * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.

** Effective combined federal, state and city tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax (including the temporary tax surcharge and the additional tax) or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.

For more information about the Funds, the following documents are or will be available free upon request:


ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.


YOU CAN GET FREE COPIES OF THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI AND PROSPECTUSES OF OTHER FUNDS IN THE HSBC INVESTOR FAMILY OF FUNDS FROM THE FUNDS' WEBSITE AT WWW.INVESTORFUNDS.US.HSBC.COM. YOU CAN ALSO OBTAIN THESE ITEMS OR REQUEST OTHER INFORMATION, AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THROUGH WHICH SHARES OF THE FUNDS MAY BE PURCHASED OR SOLD, OR BY CONTACTING THE FUNDS AT:



                    HSBC INVESTOR FUNDS
                    PO BOX 182845
                    COLUMBUS, OHIO 43218-2845
                    TELEPHONE: 1-800-782-8183

You can review and copy the Funds' annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:


  For a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.



   Free from the Commission's Website at www.sec.gov.



Investment Company Act file no. 811-4782.
HSB-PU-RTL 0207

                                                             HSBC Investor Funds
                                                   Prospectus and Privacy Policy
                                                               February 28, 2007

        Class I Shares        Trust Shares        Advisor Shares

FIXED INCOME FUNDS:                                             EQUITY FUNDS:

HSBC Investor Core Fixed Income Fund                            HSBC Investor Growth Fund

HSBC Investor Core Plus Fixed Income Fund                       HSBC Investor Growth and Income Fund

HSBC Investor Global Emerging Markets                           HSBC Investor International Equity Fund

Fixed Income Fund                                               HSBC Investor Mid-Cap Fund

HSBC Investor Global Fixed Income Fund                          HSBC Investor Opportunity Fund
(U.S. Dollar Hedged)
                                                                HSBC Investor Value Fund
HSBC Investor Global Fixed Income Fund

HSBC Investor High Yield Fixed Income Fund

HSBC Investor Intermediate Duration Fixed Income Fund

HSBC Investor New York Tax-Free Bond Fund

HSBC Investor Short Duration
Fixed Income Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  [HSBC LOGO]

                               PRIVACY POLICY FOR
                              HSBC INVESTOR FUNDS
                                      AND
                            HSBC ADVISOR FUNDS TRUST

THIS PRIVACY POLICY NOTICE SUMMARIZES THE COLLECTION AND DISCLOSURE OF NONPUBLIC PERSONAL INFORMATION ('INFORMATION') OF CUSTOMERS ('YOU') OF THE HSBC INVESTOR FAMILY OF FUNDS ('WE' OR 'US'). IF YOU ARE AN INDIVIDUAL SHAREHOLDER OF RECORD OF ANY SERIES OF THE FUNDS, WE CONSIDER YOU TO BE A CUSTOMER OF THE HSBC INVESTOR FAMILY OF FUNDS. SHAREHOLDERS PURCHASING OR OWNING SHARES OF ANY OF THE HSBC INVESTOR FAMILY OF FUNDS THROUGH THEIR BANK, BROKER, OR OTHER FINANCIAL INSTITUTION SHOULD CONSULT THAT FINANCIAL INSTITUTION'S PRIVACY POLICIES.

WE COLLECT THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

WE DISCLOSE THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

WE DISCLOSE INFORMATION ABOUT YOU TO THE FOLLOWING TYPES OF THIRD PARTIES

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, National Association, HSBC Investments, (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

PROTECTING THE SECURITY AND CONFIDENTIALITY OF YOUR INFORMATION

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

                       This is not part of the Prospectus

                                                             HSBC Investor Funds
                                                                      Prospectus
                                                               February 28, 2007

        Class I Shares          Trust Shares          Advisor Shares


FIXED INCOME FUNDS:                                     EQUITY FUNDS:

HSBC Investor Core Fixed Income Fund                    HSBC Investor Growth Fund

HSBC Investor Core Plus Fixed Income Fund               HSBC Investor Growth and Income Fund

HSBC Investor Global Emerging Markets                   HSBC Investor International Equity Fund
Fixed Income Fund
                                                        HSBC Investor Mid-Cap Fund
HSBC Investor Global Fixed Income Fund
(U.S. Dollar Hedged)                                    HSBC Investor Opportunity Fund

HSBC Investor Global Fixed Income Fund                  HSBC Investor Value Fund

HSBC Investor High Yield Fixed Income Fund

HSBC Investor Intermediate Duration
Fixed Income Fund

HSBC Investor New York Tax-Free Bond Fund

HSBC Investor Short Duration
Fixed Income Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  [HSBC LOGO]

HSBC IVESTOR FUNDS              TABLE OF CONTENTS
-------------------------------------------------------------------------------

[SCALE GRAPHIC]                                  RISK/RETURN SUMMARY AND FUND EXPENSES
------------------------------------------------------------------------------------------------------
Carefully review this                            4  Overview
important section, which                         6  HSBC Investor Core Fixed Income Fund
summarizes each Fund's                           9  HSBC Investor Core Plus Fixed Income Fund
investments, risks, past                        14  HSBC Investor Global Emerging Markets
performance, and fees.                              Fixed Income Fund
                                                17  HSBC Investor Global Fixed Income Fund
                                                    (U.S. Dollar Hedged)
                                                20  HSBC Investor Global Fixed Income Fund
                                                23  HSBC Investor High Yield Fixed Income Fund
                                                28  HSBC Investor Intermediate Duration Fixed Income
                                                    Fund
                                                34  HSBC Investor New York Tax-Free Bond Fund
                                                39  HSBC Investor Short Duration Fixed Income Fund
                                                42  HSBC Investor Growth Fund
                                                47  HSBC Investor Growth and Income Fund
                                                51  HSBC Investor International Equity Fund
                                                55  HSBC Investor Mid-Cap Fund
                                                59  HSBC Investor Opportunity Fund
                                                64  HSBC Investor Value Fund

                                        INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
------------------------------------------------------------------------------------------------------
Review this section                             69  HSBC Investor Core Fixed Income Fund
for information on                              71  HSBC Investor Core Plus Fixed Income Fund
investment strategies                           72  HSBC Investor Global Emerging Markets
and risks.                                          Fixed Income Fund
                                                74  HSBC Investor Global Fixed Income Fund
                                                    (U.S. Dollar Hedged)
                                                76  HSBC Investor Global Fixed Income Fund
                                                78  HSBC Investor High Yield Fixed Income Fund
                                                80  HSBC Investor Intermediate Duration Fixed Income
                                                    Fund
                                                81  HSBC Investor New York Tax-Free Bond Fund
                                                82  HSBC Investor Short Duration Fixed Income Fund
                                                84  HSBC Investor Growth Fund
                                                85  HSBC Investor Growth and Income Fund
                                                86  HSBC Investor International Equity Fund
                                                87  HSBC Investor Mid-Cap Fund
                                                88  HSBC Investor Opportunity Fund
                                                89  HSBC Investor Value Fund
                                                90  General Risk Factors: All Funds
                                                91  Specific Risk Factors
                                                94  Portfolio Holdings

                                        FUND MANAGEMENT
------------------------------------------------------------------------------------------------------
Review this section                             95  The Investment Adviser and Sub-Advisers
for details on                                  97  Portfolio Managers
the people and                                 104  The Distributor, Administrator and
organizations who provide                           Sub-Administrator
services to the Funds.                         104  The Two-Tier Fund Structure

HSBC IVESTOR FUNDS              TABLE OF CONTENTS (CONTINUED)
-------------------------------------------------------------------------------


[SCALE GRAPHIC]                               SHAREHOLDER INFORMATION
------------------------------------------------------------------------------------------------------
Review this section                           106  Pricing of Fund Shares
for details on how                            107  Purchasing and Adding to Your Shares
shares are valued,                            111  Selling Your Shares
and how to purchase,                          114  Distribution and Shareholder Servicing
sell and exchange shares.                          Arrangements --
This section also describes                        Revenue Sharing
related charges, and                          115  Exchanging Your Shares
payments of dividends                         115  Dividends, Distributions and Taxes
and distributions.

                                        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
Review this section for                       118  HSBC Investor Core Fixed Income Fund
details on selected                           119  HSBC Investor Core Plus Fixed Income Fund
financial statements                          120  HSBC Investor High Yield Fixed Income Fund
of the Funds.                                 121  HSBC Investor Intermediate Duration Fixed Income
                                                   Fund
                                              122  HSBC Investor New York Tax-Free Bond Fund
                                              123  HSBC Investor Growth Fund
                                              124  HSBC Investor Growth and Income Fund
                                              125  HSBC Investor International Equity Fund
                                              126  HSBC Investor Mid-Cap Fund
                                              127  HSBC Investor Opportunity Fund
                                              128  HSBC Investor Value Fund

[SCALE GRAHIC]                           TAXABLE EQUIVALENT YIELD TABLES
------------------------------------------------------------------------------------------------------
                                              129  Taxable Equivalent Yield Tables

HSBC INVESTOR FUNDS
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      OVERVIEW
THE FUNDS                             HSBC Investor Funds is a mutual fund family that offers a
                                      variety of separate investment portfolios, each with
                                      individual investment objectives and strategies. This
                                      prospectus provides you important information about certain funds ('Funds').
                                      Each Fund offers an Advisor, Class I or Trust class of
                                      shares through this prospectus. The Funds offer Class A
                                      Shares, and some Funds also offer Class B Shares and
                                      Class C Shares, through a separate prospectus. Each class of shares has different characteristics and is subject to
                                      different fees and expenses. The Funds' Statement of
                                      Additional Information ('SAI') contains a more detailed
                                      discussion of the different classes of shares. Please read this prospectus and keep it for future reference.
                                      HSBC Investor Funds offers two categories of Funds in this prospectus: Income Funds and Equity Funds. The Income Funds include the HSBC Investor Core Fixed Income Fund, HSBC
                                      Investor Core Plus Fixed Income Fund, HSBC Investor High
                                      Yield Fixed Income Fund, HSBC Investor Intermediate Duration
                                      Fixed Income Fund, HSBC Investor New York Tax-Free Bond Fund
                                      and HSBC Investor Short Duration Fixed Income Fund. The
                                      Income Funds also include the HSBC Investor Global Emerging
                                      Markets Fixed Income Fund, HSBC Investor Global Fixed Income
                                      Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed
                                      Income Fund (the 'Global Fixed Income Funds'). The Equity
                                      Funds include the HSBC Investor Growth Fund, HSBC Investor
                                      Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC
                                      Investor Opportunity Fund, HSBC Investor Overseas Equity
                                      Fund and HSBC Investor Value Fund. The following pages of
                                      this prospectus will highlight the differences between the two categories of Funds and each Fund.
                                      The Core Plus Fixed Income Fund differs from the Core Fixed
                                      Income Fund in terms of its policies with respect to
                                      non-U.S. dollar denominated securities and the minimum
                                      credit quality of its invesments.
                                      With the exception of the primary investment policy of the
                                      New York Tax-Free Bond Fund, the investment objective and
                                      strategies of each Fund are not fundamental and may be
                                      changed without approval of Fund shareholders. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an
                                      appropriate investment in light of their current financial position and needs. There can be no assurance that the
                                      investment objective of a Fund will be achieved.
                                      Other important things for you to note:
                                         You may lose money by investing in a Fund
                                         Because the value of each Fund's investments will
                                         fluctuate with market conditions, so will the value of your investment in a Fund

                                      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA,
                                      N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
                                      INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC INVESTOR FUNDS
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST?               INCOME FUNDS
                                      Consider investing in an Income Fund if you are:
                                         Looking to add a monthly income component to your
                                         investment portfolio
                                         Seeking higher potential returns than provided by money
                                         market funds
                                         Willing to accept the risks of price and income
                                         fluctuations
                                         Looking to add a monthly tax-exempt income component to
                                         your investment portfolio (New York Tax-Free Bond Fund only)
                                      With respect to the Global Fixed Income Funds, consider
                                      investing in a Fund if you are:
                                         Looking to add a foreign income component to your
                                        investment portfolio
                                      With respect to the HSBC Investor Global Emerging Markets
                                      Fund and the HSBC Investor High Yield Fixed Income Fund,
                                      consider investing in the Fund if you are:
                                         Seeking higher potential returns than provided by other
                                         fixed-income funds, and willing to accept higher risks of
                                         price and income fluctuations than with other
                                         fixed-income funds
                                      An Income Fund will not be appropriate for anyone:
                                         Investing emergency reserves
                                         Seeking safety of principal
                                      The Global Fixed Income Funds and the High Yield Fixed
                                      Income Fund will not be appropriate for anyone:
                                         Pursuing a short-term goal
                                      A Global Fixed Income Fund will not be appropriate for
                                      anyone:
                                         Who does not wish to bear the risks of investments in
                                         foreign securities
                                      The New York Tax-Free Bond Fund will not be appropriate for anyone:
                                         Who does not live in New York
                                      EQUITY FUNDS
                                      Consider investing in an Equity Fund if you are:
                                         Seeking a long-term goal such as retirement
                                         Looking to add a growth component to your investment
                                         portfolio
                                         Willing to accept higher risks of investing in the stock
                                         market in exchange for potentially higher long-term returns
                                      An Equity Fund will not be appropriate for anyone:
                                         Seeking monthly income
                                         Pursuing a short-term goal or investing emergency
                                         reserves
                                         Seeking safety of principal

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR CORE FIXED INCOME FUND
INVESTMENT OBJECTIVE                  The investment objective of the Core Fixed Income Fund is to maximize total return, consistent with reasonable risk and prudent investment management. The 'total return' sought by the Fund consists of income earned on investments, plus
                                      capital appreciation, if any, which generally arises from
                                      decreases in interest rates or improving credit fundamentals for a particular sector or security.
PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Core Fixed
                                      Income Portfolio (the 'Portfolio'), which has the same
                                      investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the HSBC Investor Core Fixed
                                      Income Fund or 'feeder fund') is investing all its assets in a second fund (the Portfolio or 'master fund'). Fund
                                      shareholders bear the expenses of both the Fund and the
                                      Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment
                                      objective, among others, the Fund could switch to another
                                      pooled investment company or decide to manage its assets
                                      itself. The Fund is currently not contemplating such a move.
                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities. The
                                      Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. The Portfolio invests primarily in a diversified
                                      portfolio of dollar-denominated investment grade debt
                                      securities, such as U.S. Government securities, corporate
                                      debt securities, commercial paper, and mortgage and
                                      asset-backed securities. The Portfolio may also invest in
                                      preferred stock, convertible securities, structured notes, variable and floating rate debt obligations and certificates of deposit. Halbis Capital Management (USA) Inc. serves as the Portfolio's sub-adviser.
                                      The Portfolio may invest up to 25% of its total assets in
                                      U.S. dollar-denominated securities of foreign issuers. The
                                      Portfolio may invest in derivative instruments, such as
                                      options, futures contracts or swap agreements. The Portfolio may invest in loan participations and assignments and
                                      structured notes, and may hold common stock or warrants
                                      received as the result of an exchange or tender of fixed
                                      income securities.
PRINCIPAL INVESTMENT                  Interest Rate Risk: Changes in interest rates will affect
RISKS                                 the yield and value of the Portfolio's investments in fixed income securities. If interest rates rise, the value of the
                                      Portfolio's investments may fall.
                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Portfolio to sell.

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      Market Risk: The Fund`s performance per share will change
                                      daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.
                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, and lack of adequate company information.
                                      Derivatives Risk: The Portfolio may invest to a limited
                                      extent in derivative instruments (e.g., options and futures contracts) to help achieve its investment objective. The
                                      Portfolio intends to do so primarily for hedging purposes, or for cash management purposes, as a substitute for
                                      investing directly in fixed income instruments. Gains and
                                      losses from positions in a derivative may be much greater
                                      than the derivative's original cost. These investments could increase the Fund's price volatility or reduce the return on your investment.
PERFORMANCE                           No performance information is provided because the Fund had not commenced operations as of the date of this prospectus.

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------
                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Core Fixed Income Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
-----------------------------------------------------------------------
Maximum sales charge (load) on purchases                         None
-----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
-----------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)            2.00%
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 SHARES
-----------------------------------------------------------------------
Management fee                                                  0.40%
-----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
-----------------------------------------------------------------------
Shareholder servicing fee                                        None
-----------------------------------------------------------------------
Other expenses(1)                                               0.63%
-----------------------------------------------------------------------
Total Fund operating expenses                                   1.03%
-----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                      0.63%
-----------------------------------------------------------------------
Net operating expenses                                          0.40%
-----------------------------------------------------------------------



(1) The table reflects the combined fees and expenses of both the Fund and the Core Fixed Income Portfolio. 'Other expenses' are based on estimated amounts for the current fiscal year.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(3) HSBC Investments (USA) Inc. (the 'Adviser') has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.40% for the Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

 EXPENSE EXAMPLE*

                               1        3
                              YEAR    YEARS
  CLASS I SHARES               $41     $265
-------------------------------------------


* The Example reflects the combined fees and expenses of both the Core Fixed Income Fund and the Core Fixed Income Portfolio.

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR CORE PLUS FIXED INCOME FUND
INVESTMENT OBJECTIVE                  The investment objective of the Core Plus Fixed Income Fund is to maximize total return, consistent with reasonable
                                      risk. The 'total return' sought by the Fund consists of
                                      income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Core Plus
                                      Fixed Income Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Core Plus Fixed Income Fund or 'feeder fund') is investing all its assets in a second
                                      fund (the Portfolio or 'master fund'). Fund shareholders
                                      bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.
                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities, such as U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed
                                      securities, and similar securities issued by foreign
                                      governments and corporations. The Portfolio invests
                                      primarily in investment grade debt securities, but may
                                      invest up to 25% of its total assets in high yield
                                      securities ('junk bonds'). The Portfolio may invest up to
                                      30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-
                                      denominated securities of foreign issuers. The Portfolio may also invest in preferred stocks and convertible securities.
                                      The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years. Halbis Capital Management (USA) Inc. serves as the Portfolio's sub-adviser.
                                      In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve.
                                      Duration management is also considered.
PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Portfolio to sell.
                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Portfolio's investments in debt
                                      securities. If interest rates rise, the value of the
                                      Portfolio's investments may fall.
                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, fluctuations in currency exchange rates, and
                                      lack of adequate company information.
                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.
                                      Derivatives/Leverage Risk: The Portfolio may invest in
                                      derivative instruments (e.g., swaps, options and futures
                                      contracts) to help achieve its investment objective. The
                                      Portfolio intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, but may also do so to enhance return when the sub-adviser believes the investment will assist the Portfolio in achieving its investment
                                      objectives. Gains and losses from speculative positions in a derivative may be much greater than the derivative's
                                      original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including
                                      borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because
                                      leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio
                                      securities. The Portfolio's use of derivative instruments
                                      involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Portfolio's investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.
                                      High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Portfolio is
                                      unable to dispose of these investments at an appropriate
                                      time.

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Core Plus Fixed Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.



                                            PERFORMANCE BAR CHART AND TABLE


YEAR-BY-YEAR
TOTAL RETURNS
AS OF 12/31
FOR ADVISOR SHARES

1997   1998   1999    2000    2001   2002   2003   2004   2005   2006
----   ----   ----    ----    ----   ----   ----   ----   ----   ----
8.27%  6.85% -1.08%  11.22%  9.12%  8.56%  4.54%  4.26%  2.40%  6.99%

Of course, past performance does not indicate how the Fund will perform in the future.

                                 Best quarter:    3Q 2002     +4.21%
                                 Worst quarter:   2Q 2004     -2.21%

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Lehman Brothers U.S. Aggregate Bond Index (the 'Index'), which represents the U.S. investment grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), and the Lipper General Bond Funds Average, an equally weighted average composed of mutual funds with a similar investment objective. The Index is unmanaged, and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing the how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
---------------------

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


----------------------------------------------


                                                            INCEPTION                                        SINCE
                                                              DATE         1 YEAR     5 YEARS   10 YEARS   INCEPTION
  ADVISOR SHARES RETURN BEFORE TAXES                      Jan. 9, 1995        6.99%    5.33%     6.06%       6.96%
                                                          ----------------------------------------------------------
  ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS      Jan. 9, 1995        5.10%    3.36%     3.63%       4.41%
                                                          ----------------------------------------------------------
  ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALES OF FUND SHARES                                    Jan. 9, 1995        4.48%    3.42%     3.68%       4.40%
                                                          ----------------------------------------------------------
  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          --             4.33%    5.06%     6.24%       6.86%*
                                                          ----------------------------------------------------------
  LIPPER GENERAL BOND FUNDS AVERAGE                            --             6.32%    5.65%     5.39%       7.61%*
                                                          ----------------------------------------------------------


* Since January 31, 1995.
12

HSBC INVESTOR CORE FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [SCALE GRAPHIC]
--------------------------------------------------------------------------------
                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Core Plus Fixed Income Fund, you may pay the following fees and expenses if you buy and hold Advisor Shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES                                  ADVISOR
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES
-----------------------------------------------------------------------------
Maximum sales charge (load) on purchases                                 None
-----------------------------------------------------------------------------
Maximum deferred sales charge (load)                                     None
-----------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
or exchanged)(2)                                                        2.00%
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    ADVISOR
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                     SHARES
-----------------------------------------------------------------------------
Management fee                                                          0.47%
-----------------------------------------------------------------------------
Distribution (12b-1) fee                                                 None
-----------------------------------------------------------------------------
Shareholder servicing fee                                                None
-----------------------------------------------------------------------------
Other expenses                                                          0.33%
-----------------------------------------------------------------------------
Total Fund operating expenses                                           0.80%
-----------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                              0.35%
-----------------------------------------------------------------------------
Net operating expense                                                   0.45%


(1) The table reflects the combined fees and expenses of both the Core Plus Fixed Income Fund and the Core Plus Fixed Income Portfolio.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.45% for the Advisor Class shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

    no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.
----------------

EXPENSE EXAMPLE*


                       1      3       5       10
                      YEAR   YEARS   YEARS   YEARS
ADVISOR SHARES        $46    $220    $410    $957



* The Example reflects the combined fees and expenses of both the Core Plus Fixed Income Fund and the Core Plus Fixed Income Portfolio.

HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES                      [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
INVESTMENT OBJECTIVE                  The investment objective of the Global Emerging Markets
                                      Fixed Income Fund is to maximize total return. The 'total
                                      return' sought by the Fund consists of income earned on
                                      investments, plus capital appreciation, if any, which
                                      generally arises from decreases in interest rates or
                                      improving credit fundamentals for a particular region,
                                      sector or security.
PRINCIPAL INVESTMENT                  Under normal market conditions, the Fund invests at least
STRATEGIES                            80% of its net assets in fixed income securities of issuers that economically are tied to emerging markets. Such
                                      securities are normally denominated in foreign currencies, but may also be denominated in U.S. dollars. A security is economically tied to an emerging market country if it is
                                      principally traded on the country's securities markets, or the issuer is organized or principally operates in the
                                      country, derives a majority (i.e., greater than 50%) of its income from its operation within the country, or has a
                                      majority (i.e., greater than 50%) of its assets in the
                                      country. The Fund may invest all of its assets in high yield securities ('junk bonds') subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investor
                                      Service ('Moody's') or by Standard & Poor's ('S&P') or, if
                                      unrated, determined by the investment adviser to be of
                                      comparable quality. The Fund may also invest in preferred
                                      stocks and convertible securities. The Fund may purchase
                                      securities of various maturities, but expects to maintain an average portfolio duration that does not exceed 8 years.
                                      Halbis Capital Management (USA) Inc. serves as the Fund's
                                      sub-adviser.
PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.
                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Fund to sell.
                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interests rates rise, the value of the Fund's investments may fall.
                                      Foreign Investment Risk: Investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable
                                      international, political and economic conditions,
                                      fluctuations in currency exchange rates, and lack of
                                      adequate company information.

HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES                      [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      Emerging Markets Risk: Investments in foreign emerging
                                      markets present greater risk than investing in foreign
                                      issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities
                                      markets of certain emerging market countries. Moreover, many of the emerging markets are relatively small, have low
                                      trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.
                                      Derivatives/Leverage Risk: The Fund may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve its investment objective. The Fund intends to do so primarily for hedging purposes, for cash management
                                      purposes, as a substitute for investing directly in fixed
                                      income instruments, or as a part of a strategy to gain
                                      exposure to the characteristics of investments in foreign
                                      markets through efficient portfolio management techniques.
                                      While the sub-adviser does not currently intend to use
                                      derivatives for purposes of leverage to any significant
                                      degree, it may do so to enhance return when the sub-adviser believes the investment will assist the Fund in achieving
                                      its investment objectives. Gains and losses from speculative positions in a derivative may be much greater than the
                                      derivative's original cost. If derivatives are used for
                                      leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because
                                      leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
                                      The Fund's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Fund's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.
                                      High Yield ('Junk Bonds') Risk: The Fund may invest all of its assets in high-yield securities, which are subject to
                                      higher credit risks and are less liquid than other fixed
                                      income securities. The Fund could lose money if the Fund is unable to dispose of these investments at an appropriate
                                      time.
                                      Issuer Diversification Risk. Focusing investments in a small number of issuers, industries or foreign currencies
                                      increases risk. The Fund is 'non-diversified' and may invest a greater percentage of its assets in the securities of a
                                      single issuer than a fund that is 'diversified.' Funds that invest in a relatively small number of issuers are more
                                      susceptible to risks associated with a single economic,
                                      political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be more
                                      sensitive to adverse economic, business or political
                                      developments if it invests a substantial portion of its
                                      assets in the bonds of issuers in the same country or
                                      region.
                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.
PERFORMANCE                           No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES                      [SCALE GRAPHIC]
--------------------------------------------------------------------------------
                                             FEES AND EXPENSES

As an investor in the HSBC Investor Global Emerging Markets Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.




SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        I SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage of
offering price)                                                         None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                            None
--------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(1)                   2.00%
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                    I SHARES
--------------------------------------------------------------------------------
Management fee                                                         0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) fee                                                None
--------------------------------------------------------------------------------
Shareholder servicing fee                                               None
--------------------------------------------------------------------------------
Other expenses(2)                                                      0.77%
--------------------------------------------------------------------------------
Total Fund operating expenses                                          1.37%
--------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                             0.52%
--------------------------------------------------------------------------------
Net operating expenses                                                 0.85%
--------------------------------------------------------------------------------



(1)A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your
   Shares -- Redemption Fee' section in this prospectus.



(2) Based on estimated amounts for the current fiscal year.



(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.85% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.




The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.



EXPENSE EXAMPLE



                                   1       3
                                  YEAR    YEARS
  CLASS I SHARES                   $87    $383
----------------------------------------------

HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
----------------------------------------------------------

                                      HSBC INVESTOR GLOBAL FIXED INCOME FUND
                                      (U.S. DOLLAR HEDGED)
INVESTMENT OBJECTIVE                  The investment objective of the Global Fixed Income Fund
                                      (U.S. Dollar Hedged) is to maximize total return. The 'total return' sought by the Fund consists of income earned on
                                      investments, plus capital appreciation, if any, which
                                      generally arises from decreases in interest rates or
                                      improving credit fundamentals for a particular region,
                                      sector or security.
PRINCIPAL INVESTMENT                  Under normal market conditions, the Fund invests at least
STRATEGIES                            80% of its net assets in fixed income securities of issuers located in at least three countries, which may include the
                                      U.S.; but the Fund may invest no more than 40% of its net
                                      assets in securities of issuers located in any single
                                      foreign country, and investments in securities of any
                                      particular foreign government will be limited to 25% of the
                                      Fund's net assets. The Fund seeks to outperform the Lehman
                                      Global Bond Index. Under normal circumstances, between 35%
                                      and 75% of the Fund's assets will be invested in a manner
                                      that results in exposure to characteristics of investing in issuers located outside the U.S.
                                      The Fund invests primarily in investment grade debt
                                      securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Fund may also
                                      invest in preferred stocks and convertible securities. The primary investments of the Fund normally are denominated in major foreign currencies. The Fund may also invest in U.S.
                                      dollar-denominated securities of foreign issuers. Unhedged foreign currency exposure will normally not exceed 20% of
                                      the Fund's net asset value. The Fund will hedge foreign
                                      currency exposure primarily through the use of forward
                                      foreign currency exchange contracts. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. Halbis Capital
                                      Management (USA) Inc. serves as the Fund's sub-adviser.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.
                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Fund to sell.
                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interests rates rise, the value of the Fund's investments may fall.
                                      Foreign Investment Risk: Investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable
                                      international, political and economic conditions,
                                      fluctuations in currency exchange rates, and lack of
                                      adequate company information.
                                      Derivatives/Leverage Risk: The Fund may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve its

HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
----------------------------------------------------------

                                      investment objective. The Fund intends to do so primarily
                                      for hedging purposes, for cash management purposes, as a
                                      substitute for investing directly in fixed income
                                      instruments, or as a part of a strategy to gain exposure to the characteristics of investments in foreign markets
                                      through efficient portfolio management techniques. While the sub-adviser does not currently intend to use derivatives for purposes of leverage to any significant degree, it may do so to enhance return when the sub-adviser believes the
                                      investment will assist the Fund in achieving its investment objectives. Gains and losses from speculative positions in a derivative may be much greater than the derivative's
                                      original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including
                                      borrowing, may cause the Fund to be more volatile than if
                                      the Fund had not been leveraged. This is because leverage
                                      tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with
                                      investing directly in securities and other traditional
                                      investments. The Fund's investment in a derivative
                                      instrument could lose more than the principal amount
                                      invested. These investments could increase the Fund's price volatility or reduce the return on your investment.
                                      High Yield ('Junk Bonds') Risk: The Fund may invest in
                                      high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Fund is unable to dispose of these investments at an appropriate time.
                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Fund will seek to
                                      reduce currency risk by hedging its exposure to the risk of a decline in the value of the U.S. dollar against various
                                      foreign currencies, there can be no assurance that the
                                      Fund's hedging techniques will eliminate such risk.
                                      Issuer Diversification Risk. Focusing investments in a small number of issuers, industries or foreign currencies
                                      increases risk. The Fund is 'non-diversified' and may invest a greater percentage of its assets in the securities of a
                                      single issuer than a fund that is 'diversified.' Funds that invest in a relatively small number of issuers are more
                                      susceptible to risks associated with a single economic,
                                      political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be more
                                      sensitive to adverse economic, business or political
                                      developments if it invests a substantial portion of its
                                      assets in the bonds of issuers in the same country or
                                      region.
PERFORMANCE                           No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
----------------------------------------------------------

                                             FEES AND EXPENSES


As an investor in the HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged), you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.





----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                                 I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
----------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage of
offering price)                                                  None
----------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                     None
----------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(1)            2.00%
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                   I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 SHARES
----------------------------------------------------------------------
Management fee                                                  0.60%
----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
----------------------------------------------------------------------
Shareholder servicing fee                                        None
----------------------------------------------------------------------
Other expenses(2)                                               0.77%
----------------------------------------------------------------------
Total Fund operating expenses                                   1.37%
----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                      0.62%
----------------------------------------------------------------------
Net operating expenses                                          0.75%
----------------------------------------------------------------------



(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(2) Based on estimated amounts for the current fiscal year.


(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.75% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                  EXPENSE EXAMPLE

                                   1       3
                                  YEAR    YEARS
  CLASS I SHARES                   $77    $373
  --------------------------------------------

HSBC INVESTOR GLOBAL FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

                                      HSBC INVESTOR GLOBAL FIXED INCOME FUND
INVESTMENT OBJECTIVE                  The investment objective of the Global Fixed Income Fund is to maximize total return, consistent with reasonable risk.
                                      The 'total return' sought by the Fund consists of income
                                      earned on investments, plus capital appreciation, if any,
                                      which generally arises from decreases in interest rates or improving credit fundamentals for a particular region,
                                      sector or security.
PRINCIPAL INVESTMENT                  Under normal market conditions, the Fund invests at least
STRATEGIES                            80% of its net assets in fixed income securities of issuers located in at least three countries, which may include the
                                      U.S.; but the Fund may invest no more than 40% of its net
                                      assets in securities of issuers located in any single
                                      foreign country, and investments in securities of any
                                      particular foreign government will be limited to 25% of the
                                      Fund's net assets. The Fund seeks to outperform the Lehman
                                      Global Bond Index. Under normal circumstances, between 35%
                                      and 75% of the Fund's assets will be invested in a manner
                                      that results in exposure to characteristics of investing in issuers located outside the U.S.
                                      The Fund invests primarily in investment grade debt
                                      securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Fund may also
                                      invest in preferred stocks and convertible securities. The primary investments of the Fund normally are denominated in major foreign currencies. The Fund may also invest in U.S.
                                      dollar-denominated securities of foreign issuers. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years.
                                      Halbis Capital Management (USA) Inc. serves as the Fund's
                                      sub-adviser.
PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.
                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Fund to sell.
                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interests rates rise, the value of the Fund's investments may fall.
                                      Foreign Investment Risk: The Fund's investments in foreign securities are riskier than investments in U.S. securities.
                                      Investments in foreign securities may lose value due to
                                      unstable international, political and economic conditions, fluctuations in currency exchange rates, and lack of
                                      adequate company information.

HSBC INVESTOR GLOBAL FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

                                      Derivatives/Leverage Risk: The Fund may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve its investment objective. The Fund intends to do so primarily for hedging purposes, for cash management
                                      purposes, as a substitute for investing directly in fixed
                                      income instruments, or as a part of a strategy to gain
                                      exposure to the characteristics of investments in foreign
                                      markets through efficient portfolio management techniques.
                                      While the sub-adviser does not currently intend to use
                                      derivatives for purposes of leverage to any significant
                                      degree, it may do so to enhance return when the sub-adviser believes the investment will assist the Fund in achieving
                                      its investment objectives. Gains and losses from speculative positions in a derivative may be much greater than the
                                      derivative's original cost. If derivatives are used for
                                      leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Portfolio to be more
                                      volatile than if the Fund had not been leveraged. This is
                                      because leverage tends to exaggerate the effect of any
                                      increase or decrease in the value of the Fund's portfolio
                                      securities. The Fund's use of derivative instruments
                                      involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Fund's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.
                                      High Yield ('Junk Bonds') Risk: The Fund may invest in
                                      high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Fund is unable to dispose of these investments at an appropriate time.
                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The Fund may seek to reduce
                                      currency risk by hedging its exposure to various foreign
                                      currencies, but is not required to do so. If the Fund
                                      employs hedging techniques there can be no assurance that
                                      any such hedging techniques will eliminate such risk.
                                      Issuer Diversification Risk. Focusing investments in a small number of issuers, industries or foreign currencies
                                      increases risk. The Fund is 'non-diversified' and may invest a greater percentage of its assets in the securities of a
                                      single issuer than a fund that is 'diversified.' Funds that invest in a relatively small number of issuers are more
                                      susceptible to risks associated with a single economic,
                                      political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be more
                                      sensitive to adverse economic, business or political
                                      developments if it invests a substantial portion of its
                                      assets in the bonds of issuers in the same country or
                                      region.
PERFORMANCE                           No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

HSBC INVESTOR GLOBAL FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

                                             FEES AND EXPENSES

As an investor in the HSBC Investor Global Fixed Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.




-----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        I SHARES
-----------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage of
offering price)                                                          None
-----------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                             None
-----------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(1)                    2.00%
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                    I SHARES
-----------------------------------------------------------------------------
Management fee                                                          0.60%
-----------------------------------------------------------------------------
Distribution (12b-1) fee                                                 None
-----------------------------------------------------------------------------
Shareholder servicing fee                                                None
-----------------------------------------------------------------------------
Other expenses(2)                                                       0.77%
-----------------------------------------------------------------------------
Total Fund operating expenses                                           1.37%
-----------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                              0.62%
-----------------------------------------------------------------------------
Net operating expenses                                                  0.75%
-----------------------------------------------------------------------------



(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.


(2) Based on estimated amounts for the current fiscal year.


(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.75% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                  EXPENSE EXAMPLE

                                   1        3
                                  YEAR     YEARS

  CLASS I SHARES                   $77     $373

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

                                      HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
INVESTMENT OBJECTIVE                  The primary investment objective of the High Yield Fixed
                                      Income Fund is to provide a high level of current income,
                                      and its secondary objective is capital appreciation.
PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor High Yield
                                      Fixed Income Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the High Yield Fixed Income Fund or 'feeder fund') is investing all its assets in a second
                                      fund (the Portfolio or 'master fund'). Fund shareholders
                                      bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.
                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in high-yield/high risk fixed
                                      income securities. Such investments are commonly referred to as 'junk bonds.' The Portfolio may also invest up to 30% of its assets in securities of non-U.S issuers. Halbis Capital
                                      Management (USA) Inc., as the Portfolio's sub-adviser,
                                      combines top-down analysis of industry sectors and themes
                                      with bottom-up fundamental research, and seeks to identify undervalued sectors and securities through analysis of
                                      various criteria including credit quality and liquidity. The sub-adviser seeks to allocate risk by investing among a
                                      variety of industry sectors.
                                      The Portfolio expects to maintain an average weighted
                                      portfolio maturity of 3 to 15 years.
PRINCIPAL INVESTMENT                  High Yield ('Junk Bonds') Risk: The Portfolio invests
RISKS                                 primarily in high-yield securities, which are subject to
                                      higher credit risks and are less liquid than other fixed
                                      income securities. The Fund could lose money if the
                                      Portfolio is unable to dispose of these investments at an
                                      appropriate time.
                                      Market Risk: The Fund's performance per share will change
                                      daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.
                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Portfolio to sell.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield and value of the Portfolio's investments in fixed income securities. If interest rates rise, the value of the
                                      Portfolio's investments may fall.
                                      Derivatives/Leverage Risk: The Portfolio may invest to a
                                      limited extent in derivative instruments (e.g., options and futures contracts) to help achieve its investment objective.
                                      The Portfolio may do so for hedging purposes or for cash
                                      management purposes, as a substitute for investing directly in fixed income securities, but may also do so to enhance
                                      return when the sub-adviser believes the investment will
                                      assist the Portfolio in achieving its investment objectives.
                                      Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause
                                      the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to
                                      exaggerate the effect of any increase or decrease in the
                                      value of the Portfolio's portfolio securities. The
                                      Portfolio's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Portfolio's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.
                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.
                                      Foreign Investment Risk: Investments in foreign securities are riskier than investments in U.S. securities. In foreign markets, key information about an issuer, security or market may be inaccurate or unavailable.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

                                             PERFORMANCE BAR CHART AND TABLE



The bar chart on this page shows the HSBC Investor High Yield Fixed Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.


Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

[PERFORMANCE GRAPHIC]

YEAR-BY-YEAR
TOTAL RETURNS
AS OF 12/31
FOR CLASS I SHARES

2006
10.77%

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2006     +4.03%
Worst quarter:   2Q 2006     -0.80%

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

The table below compares the Fund's performance over time to that of the Merrill Lynch U.S. High Yield Master II Index (the 'Index'), consisting of U.S. dollar-denominated bonds with at least one year until maturity which are below investment grade but not in default, and the Lipper High Current Yield Fund Average, an equally weighted average composed of mutual funds with a similar investment objective. The Index is unmanaged, and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
  ------------------


                                             INCEPTION                SINCE
                                                DATE       1 YEAR   INCEPTION
                                           ------------------------------------
  CLASS I RETURN BEFORE TAXES              Nov. 18, 2005   10.77%     10.21%
                                           ------------------------------------
  CLASS I RETURN AFTER TAXES ON
  DISTRIBUTIONS                            Nov. 18, 2005    7.73%      7.29%
                                           ------------------------------------
  CLASS I RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES    Nov. 18, 2005    6.91%      6.96%
                                           ------------------------------------
  MERRILL LYNCH U.S. HIGH YIELD
  MASTER II INDEX (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES OR TAXES)                   --        11.77%     11.75%*
                                           ------------------------------------
  LIPPER HIGH CURRENT YIELD FUND AVERAGE         --        10.06%     10.13%*
-------------------------------------------------------------------------------



* Since November 30, 2005.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor High Yield Fixed Income Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
Maximum sales charge (load) on purchases                         None
----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
----------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
or exchanged)(2)                                                2.00%
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 SHARES
----------------------------------------------------------------------
Management fee                                                  0.60%
----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
----------------------------------------------------------------------
Shareholder servicing fee                                        None
----------------------------------------------------------------------
Other expenses                                                  2.68%
----------------------------------------------------------------------
Total Fund operating expenses                                   3.28%
----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                      2.73%
----------------------------------------------------------------------
Net operating expenses                                          0.55%
----------------------------------------------------------------------



(1) The table reflects the combined fees of both the Fund and the High Yield Fixed Income Portfolio.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.

(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.55% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                       EXPENSE EXAMPLE*

                        1      3        5        10
                       YEAR   YEARS   YEARS    YEARS
CLASS I SHARES         $56    $753    $1,474   $3,389



* The Example reflects the combined fees and expenses of both the High Yield Fixed Income Fund and the High Yield Fixed Income Portfolio.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Intermediate Duration Fixed
                                      Income Fund is to maximize total return, consistent with
                                      reasonable risk. The 'total return' sought by the Fund
                                      consists of income earned on investments, plus capital
                                      appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a
                                      particular sector or security.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor
                                      Intermediate Duration Fixed Income Portfolio (the
                                      'Portfolio'), which has the same investment objective as the
                                      Fund. This two-tier fund structure is commonly referred to as a 'master/feeder' structure because one fund (the
                                      Intermediate Duration Fixed Income Fund or 'feeder fund') is investing all its assets in a second fund (the Portfolio or
                                      'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in
                                      investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its
                                      assets itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities.
                                      These securities may include U.S. government securities and corporate debt securities, commercial paper, mortgage-backed securities and asset-backed securities, and similar
                                      securities issued by foreign governments and corporations.
                                      The Portfolio invests in fixed income securities with a
                                      stated maturity of less than 10 years, but expects to
                                      maintain an average portfolio duration of 3 to 6 years. The
                                      Portfolio invests primarily in investment grade debt
                                      securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Portfolio may also invest in preferred stocks and convertible securities. The
                                      Portfolio may invest up to 30% of its total assets in
                                      securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Halbis Capital Management (USA) Inc. serves as the Portfolio's sub-adviser.

                                      In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve.
                                      Duration management is also considered.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                      volatility in the price of a security and in shares of the
                                      Fund. A change in the quality rating of a bond can also
                                      affect the bond's liquidity and make it more difficult for the Portfolio to sell.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Portfolio's investments in debt
                                      securities. If interests rates rise, the value of the
                                      Portfolio's investments may fall.

                                      Derivatives/Leverage Risk: The Portfolio may invest in
                                      derivative instruments (e.g., options and futures contracts)
                                      to help achieve its investment objective. The Portfolio
                                      intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, but may also do so to enhance return when the sub-adviser believes the investment will
                                      assist the Portfolio in achieving its investment objectives.
                                      Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause
                                      the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to
                                      exaggerate the effect of any increase or decrease in the
                                      value of the Portfolio's portfolio securities. The
                                      Portfolio's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Portfolio's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.
                                      Prepayment Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio
                                      (such as an asset-based security) earlier than expected.
                                      This may happen during a period of declining interest rates.
                                      Under these circumstances, the Portfolio may be unable to
                                      recoup all of its initial investment.
                                      Extension Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio
                                      (such as an asset-based security) later than expected. This may happen during a period of rising interest rates.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, fluctuations in currency exchange rates, and
                                      lack of adequate company information.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

                                      High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Portfolio is
                                      unable to dispose of these investments at an appropriate
                                      time.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                            PERFORMANCE BAR CHART AND TABLE*

The bar chart on this page shows the HSBC Investor Intermediate Duration Fixed Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

 [Graphic: HSBC_46054A1]


Of course, past performance does not indicate
 how the Fund will perform in the future.
-----------------------------------

                                                   Best quarter:    4Q 2006     +5.05%
                                                   Worst quarter:   2Q 2004      - 2.00%



                                        * Effective February 28, 2006, the Fund
                                          changed certain of its investment
                                          policies.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------
The table below compares the Fund's performance over time to that of the Lehman Brothers Intermediate U.S. Aggregate Bond Index (the 'Index'), which is generally representative of investment grade bond issues with maturities between three and ten years, and the Lipper Intermediate Investment-Grade Funds Average, an equally weighted average of mutual funds with a similar investment objective. The Index is unmanaged, and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing the how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
---------------------

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


----------------------------------------------------


                                                                INCEPTION                             SINCE
                                                                  DATE         1 YEAR     5 YEARS   INCEPTION
  CLASS I SHARES RETURN BEFORE TAXES                          Jan. 23, 2001       9.15%    4.87%      5.39%
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS          Jan. 23, 2001       7.26%    3.16%      3.61%
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                                         Jan. 23, 2001       5.87%    3.21%      3.59%
  LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE BOND INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              --             4.58%    4.70%      5.28%*
  LIPPER INTERMEDIATE INVESTMENT-GRADE FUNDS AVERAGE               --             4.06%    4.53%      4.85%*


* Since January 31, 2001.
32

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             FEES AND EXPENSES(1)

As an investor in the HSBC Investor Intermediate Duration Fixed Income Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                                 CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES

Maximum sales charge (load) on purchases                                 None
-----------------------------------------------------------------------------
Maximum deferred sales charge (load)                                     None
-----------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
or exchanged)(2)                                                        2.00%
------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                     SHARES

Management fee                                                          0.40%
-----------------------------------------------------------------------------
Distribution (12b-1) fee                                                 None
-----------------------------------------------------------------------------
Shareholder servicing fee                                                None
-----------------------------------------------------------------------------
Other expenses                                                          1.00%
-----------------------------------------------------------------------------
Total Fund operating expenses                                           1.40%
-----------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                              1.00%
-----------------------------------------------------------------------------
Net operating expenses                                                  0.40%


(1) This table reflects the combined fees and expenses for both the Intermediate Duration Fixed Income Fund and the Intermediate Duration Fixed Income Portfolio.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expense) to an annual ratio of 0.40% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.


                                             EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

    no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.
----------------

                      1      3       5        10
                     YEAR   YEARS   YEARS   YEARS

CLASS I SHARES       $41    $344    $670    $1,593



* The Example reflects the combined fees and expenses for both the Intermediate Duration Fixed Income Fund and the Intermediate Duration Fixed Income Portfolio.

HSBC INVESTOR NEW YORK TAX-FREE INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                    HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

INVESTMENT OBJECTIVE                The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt
                                    from regular federal, New York State and New York City
                                    personal income taxes.

PRINCIPAL INVESTMENT                Under normal market conditions, the Fund invests at least
STRATEGIES                          80% of its net assets in obligations of the State of New
                                    York and its authorities, agencies, instrumentalities and
                                    political subdivisions, and of Puerto Rico, other U.S.
                                    territories and their authorities, agencies,
                                    instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New
                                    York State and New York City personal income taxes. This
                                    policy is fundamental and may not be changed without
                                    shareholder approval. In determining the tax status of
                                    interest on New York municipal obligations, the Adviser
                                    relies on opinions of bond counsel, who may be counsel to
                                    the issuer of those obligations.

                                    Under normal circumstances, at least 80% of the Fund's net assets will be invested in obligations, the interest on
                                    which is exempt from both regular federal income tax and the federal alternative minimum tax. Halbis Capital Management
                                    (USA) Inc. serves as the Fund's sub-adviser.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including the quality of the
                                    instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                    conditions. You could lose money on your investment in the
                                    Fund or the Fund could underperform other investments.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation. In addition, an issuer may suffer
                                    adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                    volatility in the price of a security and in shares of the
                                    Fund. A change in the quality rating of a bond can also
                                    affect the bond's liquidity and make it more difficult for the Fund to sell.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield or value of the Fund's investments in debt
                                    securities. If interest rates rise, the value of the Fund's investments may fall.

                                    Derivatives Risk: The Fund may invest in certain derivative instruments (e.g., futures contracts) to help achieve its
                                    investment objective. The Fund may do so only for hedging
                                    purposes or for cash management purposes, as a substitute
                                    for investing directly in fixed income instruments. These
                                    investments could increase the Fund's price volatility or
                                    reduce the return on your investment.

                                    Concentration Risk: Because the Fund will concentrate its
                                    investments in New York municipal obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the value of the Fund's assets
                                    could lose significant value due to the poor performance of a single issuer or sector.

HSBC INVESTOR NEW YORK TAX-FREE INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                    State Specific Risk: A fund investing primarily within a
                                    single state is by definition, less diversified
                                    geographically then one investing across many states and
                                    therefore has greater exposure to adverse economic and
                                    political changes within the state, as well as risks
                                    associated with any natural disasters or acts of terrorism that might impact the State of New York. Historically, New
                                    York State and other issuers of New York municipal
                                    obligations have experienced periods of financial
                                    difficulty. Because a significant share of New York State's economy depends on financial and business services, any
                                    change in market conditions that adversely affects these
                                    industries could affect the ability of New York and its
                                    localities to meet its financial obligations. If such
                                    difficulties arise in the future, you could lose money on
                                    your investment.

HSBC INVESTOR NEW YORK TAX-FREE INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             PERFORMANCE BAR CHART AND TABLE

The bar chart on this page shows the HSBC Investor New York Tax-Free Bond Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

[Graphic: HSBC_46054C1]


                                      Of course, past performance does not
                                      indicate how the Fund will perform in the
----------------------------------    future.

                                                   Best quarter:    3Q 2002    +5.11%
                                                   Worst quarter:   2Q 1999     - 2.20%

HSBC INVESTOR NEW YORK TAX-FREE INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Lehman Brothers NY Tax-Exempt Index (the 'Index'), which is composed of investment grade New York tax-exempt securities, all having a $50 million minimum maturity value, and the Lipper NY Municipal Debt Funds Average, an equally weighted average composed of mutual funds with a similar investment objective. The Index is unmanaged and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

 ------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


--------------------------------------------------


                                                             INCEPTION      1       5      10       SINCE
                                                               DATE       YEAR    YEARS   YEARS   INCEPTION
  CLASS I SHARES RETURN BEFORE TAXES                       July 1, 1996   3.78%   4.63%   5.02%     5.18%
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS       July 1, 1996   3.76%   4.61%   4.99%     5.14%
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                                  July 1, 1996   3.73%   4.49%   4.90%     5.04%
  LEHMAN BROTHERS NY TAX-EXEMPT INDEX (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR TAXES)                        --        4.74%   5.43%   5.81%     6.18%*
  LIPPER NY MUNICIPAL DEBT FUNDS AVERAGE                        --        4.65%   4.98%   4.97%     5.33%*


* Since June 30, 1996.
                                                                              37

HSBC INVESTOR NEW YORK TAX-FREE INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                            FEES AND EXPENSES

As an investor in the HSBC Investor New York Tax-Free Bond Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES

Maximum sales charge (load) on purchases                         None
-----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
-----------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
or exchanged)(1)                                                2.00%
-----------------------------------------------------------------------
------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 SHARES

Management fee                                                  0.25%
-----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
-----------------------------------------------------------------------
Shareholder servicing fee                                        None
-----------------------------------------------------------------------
Other expenses                                                  0.43%
-----------------------------------------------------------------------
Total Fund operating expenses                                   0.68%
-----------------------------------------------------------------------


(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

    no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                             EXPENSE EXAMPLE

                                                        ----------------

                                                                                 1      3       5       10
                                                                                YEAR   YEARS   YEARS   YEARS

                                                        CLASS I SHARES          $69    $218    $379    $847

HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR SHORT DURATION FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Fund is to maximize total
                                      return, consistent with preservation of capital and prudent investment management. The 'total return' sought by the Fund consists of income earned on the Fund's investments, plus
                                      capital appreciation, if any, which generally arises from
                                      decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Short
                                      Duration Fixed Income Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier
                                      fund structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Short Duration Fixed Income
                                      Fund or 'feeder fund') is investing all its assets in a
                                      second fund (the Portfolio or 'master fund'). Fund
                                      shareholders bear the expenses of both the Fund and the
                                      Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment
                                      objective, among others, the Fund could switch to another
                                      pooled investment company or decide to manage its assets
                                      itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities. The
                                      Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to
                                      3 years.

                                      The Portfolio invests primarily in investment grade debt
                                      securities, but may invest up to 10% of its total assets in high yield securities ('junk bonds') rated B or higher by
                                      Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 30%
                                      of its total assets in securities denominated in foreign
                                      currencies, and may invest beyond this limit in U.S. dollar-
                                      denominated securities of foreign issuers.

                                      The Portfolio may invest in loan participations and
                                      assignments and structured notes, and may hold common stock or warrants received as the result of an exchange or tender of fixed income securities.

                                      The Portfolio may invest in derivative instruments, such as options, futures contracts or swap agreements, or in
                                      mortgage- or asset-backed securities. The Portfolio may,
                                      without limitation, seek to obtain market exposure to the
                                      securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other
                                      investment techniques. Halbis Capital Management (USA) Inc.
                                      serves as the Portfolio's sub-adviser.

                                      In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve.
                                      Duration management is also considered.

PRINCIPAL INVESTMENT                  Interest Rate Risk: Changes in interest rates will affect
RISKS                                 the yield and value of the Portfolio's investments in fixed income securities. If interest rates rise the value of the
                                      Portfolio's investments may fall.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial

HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES      [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      obligation. In addition, an issuer may suffer adverse
                                      changes in its financial condition that could lower the
                                      credit quality of a security, leading to greater volatility in the price of a security and in shares of the Fund. A
                                      change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the
                                      Portfolio to sell.

                                      High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if the Portfolio is
                                      unable to dispose of these investments at an appropriate
                                      time.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, fluctuations in currency exchange rates, and
                                      lack of adequate company information.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, and between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

                                      Derivatives/Leverage Risk: The Portfolio may invest to a
                                      limited extent in derivative instruments (e.g., options and futures contracts) to help achieve its investment objective.
                                      The Portfolio intends to do so primarily for hedging
                                      purposes or for cash management purposes, as a substitute
                                      for investing directly in fixed income instruments, but may also do so to enhance return when the sub-adviser believes the investment will assist the Portfolio in achieving its
                                      investment objectives. Gains and losses from speculative
                                      positions in a derivative may be much greater than the
                                      derivative's original cost. If derivatives are used for
                                      leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Portfolio to be more
                                      volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any
                                      increase or decrease in the value of the Portfolio's
                                      portfolio securities. The Portfolio's use of derivative
                                      instruments involves risks different from, or possibly
                                      greater than, the risks associated with investing directly in securities and other traditional investments. The
                                      Portfolio's investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund's price volatility or reduce the
                                      return on your investment.

PERFORMANCE                           No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES               [SCALE GREPHIC]

                                            FEES AND EXPENSES(1)

As an investor in the HSBC Investor Short Duration Fixed Income Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES

Maximum sales charge (load) on purchases                         None
-----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
-----------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)            2.00%
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 SHARES
-----------------------------------------------------------------------
Management fee                                                  0.40%
-----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
-----------------------------------------------------------------------
Shareholder servicing fee                                        None
-----------------------------------------------------------------------
Other expenses(1)                                               0.63%
-----------------------------------------------------------------------
Total Fund operating expenses                                   1.03%
-----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                      0.63%
-----------------------------------------------------------------------
Net operating expenses                                          0.40%
-----------------------------------------------------------------------



(1) The table reflects the combined fees and expenses of both the Fund and the Short Duration Fixed Income Portfolio. 'Other expenses' are based on estimated amounts for the current fiscal year.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.

(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.40% for the Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                              1         3
                             YEAR     YEARS
  CLASS I SHARES              $41      $265


* The Example reflects the combined fees and expenses of both the Short Duration Fixed Income Fund and the Short Duration Fixed Income Portfolio.

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES         [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                    HSBC INVESTOR GROWTH FUND

INVESTMENT OBJECTIVE                The investment objective of the Growth Fund is long-term
                                    growth of capital.

PRINCIPAL INVESTMENT                The Fund seeks to achieve its investment objective by
STRATEGIES                          investing all of its assets in the HSBC Investor Growth
                                    Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund structure is
                                    commonly referred to as a 'master/feeder' structure because one fund (the Growth Fund or 'feeder fund') is investing all its assets in a second fund (the Portfolio or 'master
                                    fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other
                                    structures. For reasons relating to costs or a change in
                                    investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its
                                    assets itself. The Fund is currently not contemplating such a move.

                                    Under normal market conditions, the Portfolio will primarily invest in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of
                                    $2 billion, which Waddell & Reed Investment Management
                                    Company, the Portfolio's sub-adviser, believes have the
                                    potential to generate superior levels of long-term
                                    profitability and growth.

                                    The sub-adviser selects companies which it anticipates will create superior wealth over time and potentially have
                                    sustainable competitive advantages. The sub-adviser's
                                    selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the sub-adviser
                                    concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates.
                                    Once the quantitative research is completed, the sub-adviser conducts its internal research. The sub-adviser searches to identify those companies that it believes possess a
                                    sustainable competitive advantage. The sub-adviser seeks to outperform the Russell 1000 Growth Index.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including national and
                                    international economic conditions and general market
                                    conditions. You could lose money on your investment in the
                                    Fund or the Fund could underperform other investments.

                                    Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                    fluctuate as the market price of the Portfolio's investments increases or decreases.

                                    Growth Stock Risk: The return on growth stocks may or may
                                    not move in tandem with the returns on other styles of
                                    investing or the stock market. Growth stocks may be
                                    particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings
                                    disappointments. Further, growth stocks typically have
                                    little or no dividend income to cushion the effect of
                                    adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such
                                    investments will be more sensitive to market, political,
                                    regulatory and economic factors affecting those sectors.

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES         [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                    Medium and Large Capitalization Risk: The Portfolio may
                                    invest in medium and large capitalization companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings
                                    disappointments or other financial developments. Medium
                                    capitalization companies may involve greater risks than
                                    investment in large capitalization companies due to such
                                    factors as limited product lines, market and financial or
                                    managerial resources.

                                    Foreign Investment Risk: The Portfolio's investments in
                                    foreign securities are riskier than investments in U.S.
                                    securities. Investments in foreign securities may lose value due to unstable international political and economic
                                    conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                    Issuer Risk: The value of a security may fluctuate for a
                                    variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                    for the issuer's products and services.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield and value of the Portfolio's investments in income producing or fixed income debt securities. If interest rates rise the value of the Portfolio's investments may fall.

                                    High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                    risk and are less liquid than other fixed income securities.
                                    The Fund could lose money if the Portfolio is unable to
                                    dispose of these investments at an appropriate time.
                                    Derivatives Risk: The Portfolio may invest in derivative
                                    instruments (e.g., option and futures contracts) to help
                                    achieve its investment objective. The Portfolio may do so
                                    only for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income
                                    securities. These investments could increase the Fund's
                                    price volatility or reduce the return on your investment.

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES         [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                            PERFORMANCE BAR CHART AND TABLE

The bar chart on this page shows the HSBC Investor Growth Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


YEAR-BY-YEAR TOTAL RETURNS
AS OF 12/31 FOR CLASS I SHARES

2005        2006
11.48%      5.41%


Of course, past performance does not
indicate how the Fund will perform in
the future.

Best quarter:    4Q 2005  +5.89%
Worst quarter:   1Q 2005  -2.71%

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES         [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Russell 1000'r' Growth Index (the 'Index'), which tracks the large-cap growth segment of the U.S. equity universe, and the Lipper Large-Cap Growth Funds Average, an equally weighted average of mutual funds with a similar investment objective. The Index is unmanaged, and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)



                                                               INCEPTION              SINCE
                                                                 DATE      1 YEAR   INCEPTION
                                                             --------------------------------
  CLASS I SHARES RETURN BEFORE TAXES                          May 7, 2004   5.41%     8.77%
                                                             --------------------------------
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS          May 7, 2004   4.25%     8.16%
                                                             --------------------------------
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                                         May 7, 2004   5.08%     7.50%
                                                             --------------------------------
  RUSSELL 1000'r' GROWTH INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             --        9.07%     7.91%*
                                                             --------------------------------
  LIPPER LARGE-CAP GROWTH FUNDS AVERAGE                           --        5.60%     7.46%*
                                                             --------------------------------


* Since April 30, 2004.
                                                                              45

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES         [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                            FEES AND EXPENSES(1)

As an investor in the HSBC Investor Growth Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


---------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
Maximum sales charge (load) on purchases                         None
-----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
-----------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
or exchanged)(2)                                                2.00%
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 SHARES
-----------------------------------------------------------------------
Management fee                                                  0.49%
-----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
-----------------------------------------------------------------------
Shareholder servicing fee                                        None
-----------------------------------------------------------------------
Other expenses                                                  0.70%
-----------------------------------------------------------------------
Total Fund operating expenses                                   1.19%
-----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                      0.24%
-----------------------------------------------------------------------
Net operating expenses                                          0.95%
-----------------------------------------------------------------------


(1) This table reflects the combined fees and expenses for both the Growth Fund and the Growth Portfolio.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.95% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                        1      3       5      10
                      YEAR    YEAR    YEAR    YEAR
CLASS I SHARES         $97    $354    $631    $1,422
-----------------------------------------------------


* The Example reflects the combined fees for both the Growth Fund and the Growth Portfolio.

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES         [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                    HSBC INVESTOR GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE                The investment objective of the Growth and Income Fund is to pursue long-term growth of capital and current income.

PRINCIPAL INVESTMENT                The Fund normally invests at least 65% of its assets in
STRATEGIES                          common stocks, preferred stocks, and convertible securities.
                                    The Fund may also invest in various types of fixed income
                                    securities and in money market instruments. These fixed
                                    income securities may include U.S. Government securities,
                                    corporate bonds, asset-backed securities (including
                                    mortgage-backed securities), obligations of savings and
                                    loans and U.S. and foreign banks, commercial paper and
                                    related repurchase agreements. Transamerica Investment
                                    Management, LLC, the Fund's sub-adviser, selects securities for the Fund's portfolio, some of which will be
                                    income-producing. In selecting equity securities, the sub-
                                    adviser uses fundamental research to identify stocks it
                                    believes are undergoing a positive change and poised to grow more rapidly.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including national and
                                    international economic conditions and general market
                                    conditions. You could lose money on your investment in the
                                    Fund or the Fund could underperform other investments.

                                    Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                    fluctuate as the market price of its investments increases or decreases.

                                    Interest Rate Risk: Risk that changes in interest rates will affect the value of the Fund's investments in debt
                                    securities. If interests rates rise, the value of the Fund's investments may fall.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation. In addition, an issuer may suffer
                                    adverse changes in its financial condition that could lower the credit quality of a security, leading to greater
                                    volatility in the price of a security and in shares of the
                                    Fund. A change in the quality rating of a bond can also
                                    affect the bond's liquidity and make it more difficult for the Fund to sell.

                                    Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying
                                    mortgages will be repaid prior to the bond's maturity date.
                                    When such repayment occurs, no additional interest will be paid on the investment.

                                    Issuer Risk: The value of a security may fluctuate for a
                                    variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                    for the issuer's products and services.

                                    Derivatives Risk: The Fund may invest in derivative
                                    instruments (e.g., option and futures contracts) to help
                                    achieve its investment objective. The Fund may do so only
                                    for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income
                                    securities. These investments could increase the Fund's
                                    price volatility or reduce the return on your investment.

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES         [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Growth and Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

PERFORMANCE BAR CHART AND TABLE

2002        2003        2004        2005       2006
-25.20%    26.62%      7.62%      10.18%       9.73%



 Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    2Q 2003  +14.82%
Worst quarter:   3Q 2002  -17.98%

HSBC INVESTOR GROWTH FUND
RISK/RETURN SUMMARY AND FUND EXPENSES         [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r' (the 'Index'), which is a broad market index that is generally representative of the larger companies in the U.S. stock market, and the Lipper Large-Cap Core Funds Average, an equally weighted average of mutual funds with a similar investment objective. The Index is unmanaged, and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)



                                                        INCEPTION                                    SINCE
                                                           DATE          1 YEAR      5 YEARS       INCEPTION
                                                       -----------------------------------------------------
  CLASS I SHARES RETURN BEFORE TAXES                   Apr. 2, 2001       9.73%        4.27%          2.97%
                                                       -----------------------------------------------------
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS   Apr. 2, 2001       9.73%        4.08%          2.78%
                                                       -----------------------------------------------------
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                              Apr. 2, 2001       6.32%        3.57%          2.44%
                                                       -----------------------------------------------------
  STANDARD & POOR'S 500 INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
  TAXES)                                                    --           15.78%        6.18%          5.35%*
                                                       -----------------------------------------------------
  LIPPER LARGE-CAP CORE FUNDS AVERAGE                       --           13.53%        4.83%          4.25%*
                                                       -----------------------------------------------------


* Since March 31, 2001.
49

                                            FEES AND EXPENSES

As an investor in the HSBC Investor Growth and Income Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
-----------------------------------------------------------------------
Maximum sales charge (load) on purchases                         None
-----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
-----------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
or exchanged)(1)                                                2.00%
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 SHARES
-----------------------------------------------------------------------
Management fee                                                  0.60%
-----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
-----------------------------------------------------------------------
Shareholder servicing fee                                        None
-----------------------------------------------------------------------
Other expenses                                                  0.62%
-----------------------------------------------------------------------
Total Fund operating expenses                                   1.22%
-----------------------------------------------------------------------
Fee waiver and/or reimbursement(2)(3)                           0.27%
-----------------------------------------------------------------------
Net operating expenses                                          0.95%
-----------------------------------------------------------------------


(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(2) The Adviser has entered into a written agreement with the Fund under which it will waive 0.05% of its management fee. This management fee waiver is contractual and shall be in effect until March 1, 2008.



(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.95% for the Class I shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE


                         1      3       5      10
                       YEAR   YEARS   YEARS   YEARS
CLASS I SHARES          $97    $360    $644    $1,453

HSBC INVESTOR EQUITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES                      [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE                  The investment objective of the International Equity Fund is to seek long-term growth of capital and future income.
PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its investment objective by
                                      investing all of its assets in the HSBC Investor
                                      International Equity Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier
                                      fund structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the International Equity Fund or
                                      'feeder fund') is investing all its assets in a second fund
                                      (the Portfolio or 'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be
                                      greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not
                                      contemplating such a move.
                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in equity securities of
                                      companies organized and domiciled in developed nations
                                      outside the United States or for which the principal trading market is outside the United States, including Europe,
                                      Canada, Australia and the Far East. The Fund may invest up to 20% of its assets in equity securities of companies in
                                      emerging markets.
                                      AllianceBernstein L.P., the Portfolio's sub-adviser, uses a fundamental value-oriented approach in selecting investments for the Portfolio.
PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.
                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                      fluctuate as the market price of the Portfolio's investments increases or decreases.
                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international political and economic
                                      conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.
                                      Emerging market securities are subject to even greater price volatility than investments in other foreign securities
                                      because there is a greater risk of political or social
                                      upheaval in emerging markets. In addition, these investments are often less liquid and may be difficult to value
                                      accurately.
                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.
                                      Derivatives Risk: The Portfolio may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Portfolio may do so
                                      only for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income
                                      securities. These investments could increase the Fund's
                                      price volatility or reduce the return on your investment.

                                            PERFORMANCE BAR CHART AND TABLE

The bar chart on this page shows the HSBC Investor International Equity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


YEAR-BY-YEAR
TOTAL RETURNS
AS OF 12/31
FOR ADVISOR SHARES

1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
9.71%  12.43%  71.01% -19.65% -17.47% -18.37%  29.36%  23.72%  16.36%  31.19%


    Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 1999 +30.85%
Worst quarter:   3Q 2002  - 21.76%

HSBC INVESTOR EQUITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES                      [SCALE GRAPHIC]
--------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), (the 'Index'), which measures performance of foreign stocks of issuers in developed countries in the indicated regions, and the Lipper International Large-Cap Core Funds Average, an equally weighted average composed of mutual funds with a similar investment objective. The Index is unmanaged, and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

 -----------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


-----------------------------------------------


                                                        INCEPTION      1        5        10       SINCE
                                                          DATE        YEAR    YEARS    YEARS    INCEPTION
                                                      ---------------------------------------------------
  ADVISOR SHARES RETURN BEFORE TAXES                  Jan. 9, 1995   31.19%   14.80%   10.80%    11.32%
                                                      ---------------------------------------------------
  ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS  Jan. 9, 1995   29.26%   13.96%    9.67%    10.24%
                                                      ---------------------------------------------------
  ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                             Jan. 9, 1995   22.98%   12.79%    9.10%     9.64%
                                                      ---------------------------------------------------
  MSCI EAFE INDEX (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)                                       --        26.86%   15.43%    8.06%     8.24%*
                                                      ---------------------------------------------------
  LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS AVERAGE        --        24.28%   12.31%    7.23%     8.09%*
---------------------------------------------------------------------------------------------------------


* Since December 31, 1994.
                                                                              53

HSBC INVESTOR EQUITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES                      [SCALE GRAPHIC]
--------------------------------------------------------------------------------
                                            FEES AND EXPENSES(1)

As an investor in the HSBC Investor International Equity Fund, you may pay the following fees and expenses if you buy and hold Advisor Shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.
--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES                               ADVISOR
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      SHARES
-----------------------------------------------------------------------
Maximum sales charge (load) on purchases                         None
-----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
-----------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed     2.00%
or exchanged)(2)
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                 ADVISOR
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                  SHARES
-----------------------------------------------------------------------
Management fee                                                    0.67%
-----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
-----------------------------------------------------------------------
Shareholder servicing fee                                        None
-----------------------------------------------------------------------
Other expenses                                                  0.30%
-----------------------------------------------------------------------
Total Fund operating expenses                                   0.97%
-----------------------------------------------------------------------


(1) The table reflects the combined fees and expenses of both the International Equity Fund and the International Equity Portfolio.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


       $10,000 investment

       5% annual return

      no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

----------------

                       1      3       5        10
                      YEAR   YEARS   YEARS   YEARS
ADVISOR SHARES        $99    $309    $536    $1,190


* The Example reflects the combined fees of both the International Equity Fund and the International Equity Portfolio.
  54

HSBC INVESTOR MID-CAP FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
----------------------------------------------------------

                                    HSBC INVESTOR MID-CAP FUND

INVESTMENT OBJECTIVE                The investment objective of the Fund is to achieve long-term growth of capital.

PRINCIPAL INVESTMENT                The Fund seeks to achieve its objective by investing in
STRATEGIES                          common or preferred stocks and convertible securities. Under normal market conditions, the Fund will invest at least 80%
                                    of its net assets in equity securities of mid-sized
                                    companies with market capitalizations falling within the
                                    range of the S&P MidCap 400 Index (between $600 million and
                                    $12 billion as of January 31, 2007) at the time of
                                    acquisition. Investments are primarily in domestic common
                                    stocks but also may include, to a limited degree, securities of non-U.S. companies, as well as preferred stocks,
                                    convertible securities, and rights and warrants.

                                    Munder Capital Management, the Fund's sub-adviser, considers fundamental factors in order to find companies with
                                    potential for above-average, consistent earnings growth;
                                    financial stability; and a strong industry position and
                                    management team.

PRINCIPAL INVESTMENT                Capitalization Risk: Investments in mid-capitalization
RISKS                               companies involve greater risk than is customarily
                                    associated with larger more established companies due to the greater business risks of small size, limited markets and
                                    financial resources, narrow product lines and frequent lack of depth of management.

                                    Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                    fluctuate as the market price of its investments increases or decreases.

                                    Market Risk: The Fund`s performance per share will change
                                    daily based on many factors, including the quality of the
                                    instruments in the Portfolio's investment portfolio,
                                    national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                    investments.

                                    Issuer Risk: The value of a security may fluctuate for a
                                    variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                    for the issuer's products and service.

                                    Derivatives Risk: The Fund may invest in certain derivative instruments to help achieve its investment objective. The
                                    Fund may do so only for hedging purposes or for cash
                                    management purposes, as a substitute for investing in equity or fixed income securities. These investments could increase the Fund's price volatility or reduce the return on your
                                    investment.

HSBC INVESTOR MID-CAP FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------
                                               PERFORMANCE BAR CHART AND TABLE

The bar chart on this page shows the HSBC Investor Mid-Cap Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.




YEAR-BY YEAR
TOTAL RETURNS
AS OF 12/31(1)
FOR TRUST SHARES

30.96%  9.46%  38.40%  11.13%  -9.29%  -27.01%  32.06%  14.25%  10.51%
 1997   1998    1999    2000    2001    2002    2003     2004    2005

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 1999   +27.21%
Worst quarter:   3Q 1998   -18.28%



(1) The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the 'CIT') maintained by HSBC Bank USA, National Association, for which HSBC Investments (USA) Inc. had provided day-to-day portfolio management. The CIT had substantially the same investment objective and policies as the Fund.

    The Fund calculates its performance for periods prior to July 1, 2000 by including the CIT's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fees and Expenses table in this prospectus (that is, adjusted to reflect estimated expenses, including the Fund's aggregate annual operating expenses including 12b-1 fees).

    The CIT was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CIT had been registered with the SEC, its performance might have been adversely affected.
56

HSBC INVESTOR MID-CAP FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

The table below compares the Fund's performance(1) over time to that of the S&P MidCap 400 Index (the 'Index') and the Lipper Mid-Cap Growth Funds Average. The Index is an index of 400 mid-sized U.S. companies and is designed to reflect the risk and return characteristcs of the broader mid-cap universe on an ongoing basis. The Index is unmanaged, and it is not possible to invest directly in the Index. The Lipper Mid-Cap Growth Funds Average is an equally weighted average composed of mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
  -------------------



                                               INCEPTION          1           5           10           SINCE
                                                DATE(2)          YEAR       YEARS       YEARS        INCEPTION
                                              ----------------------------------------------------------------
  TRUST SHARES RETURN BEFORE TAXES            July 1, 1993      12.24%       6.44%      10.57%        11.56%
                                              ----------------------------------------------------------------
  TRUST SHARES RETURN AFTER TAXES ON
  DISTRIBUTIONS                               July 1, 1993      10.85%       5.51%         N/A        13.66%*
                                              ----------------------------------------------------------------
  TRUST SHARES RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES       July 1, 1993       9.17%       5.46%         N/A        15.53%*
                                              ----------------------------------------------------------------
  S&P MIDCAP 400 INDEX (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR TAXES)           --           10.32%      10.89%      13.47%        13.82%**
                                              ----------------------------------------------------------------
  LIPPER MID-CAP GROWTH FUNDS AVERAGE              --            8.54%       5.88%       7.52%         9.49%**
  ------------------------------------------------------------------------------------------------------------



 * Since July 1, 2000, the date of conversion to mutual fund form. See note (1) below.



** Since June 30, 1993.


(1) The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the 'CIT') maintained by HSBC Bank USA, for which HSBC Investments (USA) Inc. had provided day-to-day portfolio management. The CIT had substantially the similiar investment objective, policies, and limitations as the Fund. Assets from the CIT were transferred to the Fund.

    The Fund calculates its performance for periods prior to July 1, 2000 by including the CIT's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fee Table in this prospectus (that is, adjusted to reflect estimated expenses, including the Fund's aggregate annual operating expenses including 12b-1 fees).

    The CIT was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CIT had been registered with the SEC, its performance might have been adversely affected.


(2) Prior to July 1, 1993, the CIT had a different investment objective and,

    therefore the performance for that time period is not included.
57

HSBC INVESTOR MID-CAP FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------
                                                            FEES AND EXPENSES

As an investor in the HSBC Investor Mid-Cap Fund, you may pay the following fees and expenses if you buy and hold Trust Shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                                TRUST
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
-----------------------------------------------------------------------
Maximum sales charge (load) on purchases                         None
-----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
-----------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
or exchanged)(1)                                                2.00%
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                  TRUST
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES
-----------------------------------------------------------------------
Management fee                                                  0.75%
-----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
-----------------------------------------------------------------------
Shareholder servicing fee                                        None
-----------------------------------------------------------------------
Other expenses                                                  0.85%
-----------------------------------------------------------------------
Total Fund operating expenses                                   1.60%
-----------------------------------------------------------------------
Fee waiver and/or reimbursement(2)(3)                           0.50%
-----------------------------------------------------------------------
Net operating expenses                                          1.10%
-----------------------------------------------------------------------


(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(2) The Advisor has entered into a written agreement with the Fund under which it will waive 0.05% of its management fee. This management fee waiver is contractual and shall be in effect until March 1, 2008.



(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.10% for the Trust shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

    no charges in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE


                        1       3        5        10
                      YEAR   YEARS    YEARS     YEARS
TRUST SHARES          $112    $456    $824      $1,858
------------------------------------------------------

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

                                      HSBC INVESTOR OPPORTUNITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Opportunity Fund is to seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its investment objective by
                                      investing all of its assets in the HSBC Investor Opportunity
                                      Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund structure is
                                      commonly referred to as a 'master/feeder' structure because one fund (the Opportunity Fund or 'feeder fund') is
                                      investing all its assets in a second fund (the Portfolio or
                                      'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in
                                      investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its
                                      assets itself. The Fund is currently not contemplating such a move.

                                      Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in equity securities of small
                                      cap companies. The Portfolio may also invest in bonds,
                                      notes, commercial paper, U.S. Government securities, and
                                      foreign securities. Small cap companies generally are
                                      defined as those that have market capitalizations within the range of market capitalizations represented in the Russell
                                      2500 Growth Index. The Portfolio may also invest in equity securities of larger, more established companies if they are expected to show increased earnings. The Fund and Portfolio were previously named the Small Cap Equity Fund and Small
                                      Cap Equity Portfolio, respectively.

                                      Westfield Capital Management Company, LLC, the Portfolio's
                                      sub-adviser, selects investments that it believes offer
                                      superior prospects for growth and are either:

                                           early in their cycle but which have the potential to
                                        become major enterprises, or
                                           are major enterprises whose rates of earnings growth
                                        are expected to accelerate because of special factors,
                                           such as rejuvenated management, new products, changes
                                           in consumer demand, or basic changes in the economic
                                           environment.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                      fluctuate as the market price of the Portfolio's investments increases or decreases.

                                      Small Company Risk: Because small cap growth companies have fewer financial resources than larger, well-established
                                      companies, investments in the Fund are subject to greater
                                      price volatility than investments in other equity funds that invest in larger, well-established companies, particularly during periods of economic uncertainty or downturns.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than its investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international political and economic
                                      conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives/Leverage Risk: The Portfolio may invest in
                                      derivative instruments (e.g., option and futures contracts)
                                      to help achieve its investment objective. The Portfolio
                                      intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income securities, but may also do so to enhance
                                      return when the sub-adviser believes the investment will
                                      assist the Portfolio in achieving its investment objectives.
                                      Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivativess are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause
                                      the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to
                                      exaggerate the effect of any increase or decrease in the
                                      value of the Portfolio's portfolio securities. The
                                      Portfolio's use of derivative instruments involves risks
                                      different from, or possibly greater than, the risks
                                      associated with investing directly in securities and other traditional investments. The Portfolio's investment in a
                                      derivative instrument could lose more than the principal
                                      amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

                                            PERFORMANCE BAR CHART AND TABLE


The bar chart on this page shows the HSBC Investor Opportunity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.


Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

YEAR-BY YEAR
TOTAL RETURNS
AS OF 12/31
FOR ADVISOR SHARES

22.76%  13.43%  48.20%  5.04%  -1.31%  -33.14%  39.21%  11.93%  12.99%
 1997   1998    1999    2000    2001    2002    2003     2004    2005

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 1999   +46.70%
Worst quarter:   3Q 2001   -24.70%

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

The table below compares the Fund's performance over time with the Russell 2500'r' Growth Index (the 'Index'), an index of the companies in the Russell 2500'r' Index (the 2500 smallest companies in the Russell 3000'r' Index) with higher price-to-book ratios and higher forecasted growth values, and the Lipper Mid-Cap Growth Funds Average, an equally weighted average of funds within the mid cap growth fund category, adjusted for reinvestment of capital gains distributions and income dividends. The Index is unmanaged, and it is not possible to invest directly in the Index. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
 ----------------------



                                                         INCEPTION                                     SINCE
                                                            DATE       1 YEAR   5 YEARS   10 YEARS   INCEPTION
  ADVISOR SHARES RETURN BEFORE TAXES                   Sept. 3, 1996   14.73%    6.18%     11.19%     11.71%
                                                       ------------------------------------------------------
  ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS   Sept. 3, 1996   11.82%    5.54%      9.13%      9.68%
                                                       ------------------------------------------------------
  ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                              Sept. 3, 1996   12.78%    5.27%      8.78%      9.29%
                                                       ------------------------------------------------------
  RUSSELL 2500'r' GROWTH INDEX (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES OR TAXES)                               --        12.26%    7.62%      7.11%      7.50%*
                                                       ------------------------------------------------------
  LIPPER MID-CAP GROWTH FUNDS AVERAGE                        --         8.54%    5.88%      7.52%      7.79%*
-------------------------------------------------------------------------------------------------------------


* Since August 31, 1996.
62

HSBC INVESTOR OPPORTUNITY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

                                            FEES AND EXPENSES(1)

As an investor in the HSBC Investor Opportunity Fund, you may pay the following fees and expenses if you buy and hold Advisor Shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES                               ADVISOR
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases                         None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed     2.00%
or exchanged)(2)
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                 ADVISOR
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                  SHARES
--------------------------------------------------------------------------------
Management fee                                                    0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) fee                                         None
--------------------------------------------------------------------------------
Shareholder servicing fee                                        None
--------------------------------------------------------------------------------
Other expenses                                                  0.23%
--------------------------------------------------------------------------------
Total Fund operating expenses                                   1.03%
--------------------------------------------------------------------------------



(1) The table reflects the combined fees and expenses of both the Opportunity Fund and the Opportunity Portfolio.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.




This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


       $10,000 investment

       5% annual return

      no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                      EXPENSE EXAMPLE*

                        1       3       5       10
                      YEAR    YEARS   YEARS   YEARS
ADVISOR SHARES         $105    $328    $569   $1,259
----------------------------------------------------



* The Example reflects the combined fees of both the Opportunity Fund and the Opportunity Portfolio.

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

                                    HSBC INVESTOR VALUE FUND

INVESTMENT OBJECTIVE                The investment objective of the Value Fund is long-term
                                    growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES     The Fund seeks to achieve its investment objective by
                                    investing all of its assets in the HSBC Investor Value
                                    Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier fund structure is
                                    commonly referred to as a 'master/feeder' structure because one fund (the Value Fund or 'feeder fund') is investing all its assets in a second fund (the Portfolio or 'master
                                    fund'). Value Fund shareholders bear the expenses of both
                                    the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in
                                    investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its
                                    assets itself. The Fund is currently not contemplating such a move.

                                    Under normal market conditions, the Portfolio will primarily invest in U.S. and foreign equity securities of companies
                                    with large and medium capitalizations that possess
                                    opportunities underappreciated or misperceived by the
                                    market. The Portfolio may also invest up to 25% of its
                                    assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American
                                    Depository Receipts.

                                    NWQ Investment Management Company, LLC, as the sub-adviser of the Portfolio, seeks to identify undervalued companies
                                    where a catalyst exists -- such as new management, industry consolidation, company restructuring or a change in the
                                    company's fundamentals -- to recognize value or improve a
                                    company's profitability. The investment process seeks to add value through active management and through research aimed at selecting companies that reflect hidden opportunities
                                    underpriced by the market. The sub-adviser's value driven
                                    investment strategy is based on bottom up fundamental
                                    research, which focuses on fundamental valuation,
                                    qualitative analysis and downside protection.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including national and
                                    international economic conditions and general market
                                    conditions. You could lose money on your investment in the
                                    Fund or the Fund could underperform other investments.

                                    Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will
                                    fluctuate as the market price of the Portfolio's investments increases or decreases.

                                    Value Stock Risk: A 'value' style of investing emphasizes
                                    undervalued companies with characteristics for improved
                                    valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                    value equity securities are less than returns on other
                                    styles of investing or the overall stock markets.

                                    Medium and Large Capitalization Risk: The Portfolio may
                                    invest in medium and large capitalization companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings
                                    disappointments or other financial developments. Medium
                                    capitalization companies may involve greater risks than

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

                                    investment in large capitalization companies due to such
                                    factors as limited product lines, market and financial or
                                    managerial resources.

                                    Foreign Investment Risk: The Portfolio's investments in
                                    foreign securities are riskier than investments in U.S.
                                    securities. Investments in foreign securities may lose value due to unstable international political and economic
                                    conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                    Issuer Risk: The value of a security may fluctuate for a
                                    variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                    for the issuer's products and services.

                                    Interest Rate Risk: The risk that changes in interest rates will affect the yield or value of the Portfolio's
                                    investments in debt securities. If interest rates rise, the value of the Portfolio's investments may fall.

                                    High Yield ('Junk Bonds') Risk: The Portfolio may invest in high-yield securities, which are subject to higher credit
                                    risk and are less liquid than other fixed income securities.
                                    The Fund could lose money if the Portfolio is unable to
                                    dispose of these investments at an appropriate time.
                                    Derivatives Risk: The Portfolio may invest in derivative
                                    instruments (e.g., option and futures contracts) to help
                                    achieve its investment objective. The Portfolio may do so
                                    only for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income
                                    securities. These investments could increase the Fund's
                                    price volatility or reduce the return on your investment.

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

                                            PERFORMANCE BAR CHART AND TABLE

The bar chart on this page shows the HSBC Investor Value Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

YEAR-BY YEAR
TOTAL RETURNS
AS OF 12/31
FOR CLASS I SHARES

11.38%   19.01%
 2005     2006


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2006     +6.69%
Worst quarter:   1Q 2005     -1.52%

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Russell 1000'r' Value Index and the Lipper Multi-Cap Value Funds Average. The Russell 1000'r' Value Index (the 'Index') is an index which measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and it is not possible to invest directly in the Index. The Lipper Multi-Cap Value Funds Average is an equally weighted average composed of mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provide some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing the how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
 --------------------



                                                                 INCEPTION              SINCE
                                                                   DATE      1 YEAR   INCEPTION
  CLASS I SHARES RETURN BEFORE TAXES                            May 7, 2004  19.01%   18.04%
                                                                ----------------------------
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS            May 7, 2004  17.20%   16.48%
                                                                ----------------------------
  CLASS I SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALES
  OF FUND SHARES                                                May 7, 2004  14.74%   15.36%
                                                                ----------------------------
  RUSSELL 1000'r' VALUE INDEX                                       --       22.25%   16.91%*
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
                                                                ----------------------------
  LIPPER MULTI-CAP VALUE FUNDS AVERAGE                              --       17.43%   13.96%*
--------------------------------------------------------------------------------------------


* Since April 30, 2004.
                                                                              67

HSBC INVESTOR VALUE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [SCALE GRAPHIC]
------------------------------------------------------------------------------
                                            FEES AND EXPENSES(1)

As an investor in the HSBC Investor Value Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
----------------------------------------------------------------------
Maximum sales charge (load) on purchases                        None
----------------------------------------------------------------------
Maximum deferred sales charge (load)                            None
----------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed
    or exchanged)(2)                                           2.00%
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 SHARES
----------------------------------------------------------------------
Management fee                                                 0.52%
----------------------------------------------------------------------
Distribution (12b-1) fee                                        None
----------------------------------------------------------------------
Shareholder servicing fee                                       None
----------------------------------------------------------------------
Other expenses                                                 0.66%
----------------------------------------------------------------------
Total Fund operating expenses                                  1.18%
----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                     0.23%
----------------------------------------------------------------------
Net operating expenses                                         0.95%
----------------------------------------------------------------------


(1) The table reflects the combined fees and expenses of both the Value Fund and the Value Portfolio.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.95% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

* The Example reflects the combined fees for both the Value Fund and the Value Portfolio.

EXPENSE EXAMPLE*

                        1       3      5       10
                       YEAR   YEARS   YEARS   YEARS

  CLASS I SHARES       $97    $352    $627    $1,411
----------------------------------------------------

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                      HSBC INVESTOR CORE FIXED INCOME FUND

TICKER SYMBOL: HSXIX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Core Fixed Income Fund is to maximize total return, consistent with reasonable risk and prudent investment management. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its objective by investing all its assets in the HSBC Investment Core Fixed Income Portfolio, which has the same investment objective as the Fund.

The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. Duration refers to the range within which the modified duration of a Fund portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


The Portfolio invests primarily in a diversified portfolio of dollar-denominated investment grade debt securities, such as U.S. Government securities, corporate debt securities, commercial paper, mortgage and asset-backed securities. The Portfolio may also invest in preferred stock, convertible securities, structured notes, variable and floating rate debt obligations and certificates of deposit, but does not currently intend to invest in any fixed income securities rated below investment grade (or if unrated, judged to be of investment grade quality by the sub-adviser).


The Portfolio may invest up to 25% of its total assets in U.S.
dollar-denominated securities of foreign issuers.

Consistent with its investment objective of the Fund, the Portfolio:

    will normally invest at least 80% of its net assets in fixed income securities.

    may invest without limitation in mortgage-related securities including mortgage-backed and asset-backed securities (which are debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables).

    may invest in fixed- and floating-rate loans, including in the form of loan participations and assignments.

    may invest in municipal securities, including residual interest bonds.

    may invest in variable and floating rate securities, including any combination of interest-only, principal-only or inverse floater securities.

    may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, swaps and credit default swaps and similar types of instruments that provide exposure to investment returns of the bond market.

    may invest in structured notes, loan participations and assignments, and may hold common stock or warrants received as the result of an exchange or tender of fixed income securities.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may invest in debt obligations of commercial banks and savings and loan associations, such as certificates of deposit, time deposits, and bankers' acceptances.

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.
                                                                              69

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

    may take short positions by selling borrowed securities with the intention of repurchasing them at a profit on the expectation that the market price will fall. The Portfolio will only take short positions if its exposure on the short sale is covered by way of ownership of the security sold short, an equivalent security, or a security convertible into such security.


Halbis Capital Management (USA) Inc. ('Halbis'), as sub-adviser, selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                   HSBC INVESTOR CORE PLUS FIXED INCOME FUND

TICKER SYMBOL:  RFXIX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Core Plus Fixed Income Fund is to maximize total return, consistent with reasonable risk. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Core Plus Fixed Income Portfolio, which has the same investment objective as the Fund.


Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities, such as U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed securities, and similar securities issued by foreign governments and corporations. The Portfolio may also invest in preferred stocks, convertible securities and high yield/high risk debt securities (sometimes referred to as 'junk bonds'). The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years. Duration refers to the range within which the modified duration of a portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


Consistent with the investment objective of the Fund, the Portfolio:

    will normally invest at least 80% of its net assets in investment grade fixed income securities, such as U.S. government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities, obligations of foreign governments or international entities, and foreign currency exchange-related securities.

    may invest up to 30% of its total assets in securities denominated in foreign currencies (including, to a limited extent, those in emerging markets), and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

    may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

    may lend securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

    may invest up to 25% of its assets in high yield/high risk securities, without any minimum rating or credit quality.

    may invest in floating and variable rate instruments.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may invest in debt obligations of commercial banks and savings and loan associations. These instruments would include certificates of deposit, time deposits, and bankers' acceptances.

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.


In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve. Duration management is also considered.



Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

            HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND


TICKER SYMBOL:    HCGIX


INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Global Emerging Markets Fixed Income Fund is to maximize total return. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security.


Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities of issuers that economically are tied to countries with emerging securities markets. Such securities are normally denominated in foreign currencies but may also be denominated in U.S. dollars. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operation within the country, or has a majority of its assets in the country. The term 'emerging markets' includes any country: (i) having an 'emerging stock market' as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the 'World Bank'); (iii) listed in World Bank publications as developing; or (iv) determined by the sub-adviser to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may also invest in preferred stocks and convertible securities and may invest all of its assets in high yield/high risk debt securities (sometimes referred to as 'junk bonds'). The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that does not exceed 8 years. Duration refers to the range within which the modified duration of the Fund's portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


Consistent with its investment objective, the Fund:

    will normally invest at least 80% of its net assets in fixed income securities issued by issuers that are economically tied to emerging markets. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer 'located' in the country where the relevant issuer or market is located.

    may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

    may invest all of its assets in high yield/high risk securities, subject to a limitation that only up to 15% of its assets will be invested in such securities rated below B or of comparable credit quality.

    may invest in floating and variable rate instruments.

    may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may purchase and sell securities on a when-issued basis or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

    may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------


Halbis, as sub-adviser, selects securities for the Fund based on various factors, including the outlook for the economies of the various emerging markets in which the Fund may invest and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.



The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under 'Investment Techniques -- Investments in Other Investment Companies.'

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

          HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)


TICKER SYMBOL:    HCHIX


INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Global Fixed Income Fund (U.S. Dollar Hedged) is to maximize total return, consistent with reasonable risk. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities of issuers located in at least three foreign countries, which may include the U.S.; but the Fund may invest no more than 40% of its net assets in securities of issuers located in any single foreign country, and investments in securities of any particular foreign government will be limited to 25% of the Fund's net assets. These securities are normally denominated in foreign currencies, but may also be denominated in U.S. dollars. The Fund may also invest in preferred stocks, convertible securities and high yield/high risk debt securities (sometimes referred to as 'junk bonds'). The Fund seeks to outperform the Lehman Global Bond Index. Under normal circumstances, between 35% and 75% of the Fund's assets will be invested in a manner that results in exposure to characteristics of investing in issuers located outside the U.S. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. Duration refers to the range within which the modified duration of a portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


Consistent with its investment objective, the Fund:

    will normally invest at least 80% of its net assets in fixed income securities of issuers located in at least three foreign countries, as described above. The Fund's primary investments may be represented by derivatives that create synthetic bond positions. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer 'located' in the country where the relevant issuer or market is located.

    will hedge its exposure to foreign currency such that unhedged foreign currency exposure will normally not exceed 20% of the Fund's net asset value.

    may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

    may invest up to 25% of its assets in high yield/high risk securities, without any minimum rating or credit quality.

    may invest in floating and variable rate instruments.

    may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may purchase and sell securities on a when-issued basis or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

    may invest up to 25% of its assets in emerging markets.

    may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).


Halbis, as sub-adviser, selects securities for the Fund based on various factors, including the outlook for the economies of the various markets in which the Fund may invest and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------




The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under 'Investment Techniques -- Investments in Other Investment Companies.'

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                     HSBC INVESTOR GLOBAL FIXED INCOME FUND


TICKER SYMBOL:    HCBIX


INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Global Fixed Income Fund is to maximize total return, consistent with reasonable risk. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities of issuers located in at least three foreign countries, which may include the U.S.; but the Fund may invest no more than 40% of its net assets in securities of issuers located in any single foreign country, and investments in securities of any particular foreign government will be limited to 25% of the Fund's net assets. These securities are normally denominated in foreign currencies, but may also be denominated in U.S. dollars. The Fund may, but is not required to, hedge exposure to the risk of fluctuations in the value of foreign currencies relative to the U.S. dollar. The Fund may also invest in preferred stocks, convertible securities and high yield/high risk debt securities (sometimes referred to as 'junk bonds'). The Fund seeks to outperform the Lehman Global Bond Index. Under normal circumstances, between 35% and 75% of the Fund's assets will be invested in a manner that results in exposure to characteristics of investing in issuers located outside the U.S. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 3 to 7 years. Duration refers to the range within which the modified duration of a Fund portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

Consistent with its investment objective, the Fund:

  will normally invest at least 80% of its net assets in fixed income securities of issuers located in at least three foreign countries, as described above. The Fund's primary investments may be represented by derivatives that create synthetic bond positions. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer 'located' in the country where the relevant issuer or market is located.

  may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary or emergency purposes.

  may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

  may invest up to 25% of its assets in high yield/high risk securities, without any minimum rating or credit quality.

  may invest in floating and variable rate instruments.

  may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may purchase and sell securities on a when-issued basis or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

  may invest up to 25% of its assets in emerging markets.

  may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).


Halbis, as sub-adviser, selects securities for the Fund based on various factors, including the outlook for the economies of the various markets in which the Fund may invest, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------


The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under 'Investment Techniques -- Investments in Other Investment Companies.'

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                   HSBC INVESTOR HIGH YIELD FIXED INCOME FUND

TICKER SYMBOL:  HSYHX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The primary investment objective of the High Yield Fixed Income Fund is to provide a high level of current income and its secondary objective is capital appreciation. The Fund seeks to achieve its objective by investing all of its assets in the HSBC Investor High Yield Fixed Income Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities that are rated in the lower rating categories of established rating services. (Ba1 or lower by Moody's Investor Services ('Moody's') and BB+ or lower by Standard & Poor's Division of The McGraw-Hill Companies, Inc. ('S&P')), or, if unrated, are deemed by HSBC to be of comparable quality. These securities are commonly known as 'junk bonds.' The Portfolio will generally not invest in securities rated at the time of investment in the lowest rating categories (Ca or below for Moody's and CC or below for S&P) but may continue to hold securities which are subsequently downgraded. However, it has authority to invest in securities rated as low as C and D by Moody's and S&P, respectively.

The Portfolio expects to maintain an average weighted portfolio maturity of 3 to 15 years.


In choosing investments for the Portfolio, Hallbis, as the sub-adviser:


    analyzes business conditions affecting investments, including changes in economic activity and interest rates, availability of new investment opportunities, and the economic outlook for specific industries.

    continually analyzes individual companies, including their financial condition, cash flow and borrowing requirements, value of assets in relation to cost, strength of management, responsiveness to business conditions, credit standing and anticipated results of operations.


    seeks to identify undervalued sectors and securities through analysis of various criteria including credit quality and liquidity.


    seeks to moderate risk by investing among a variety of industry sectors and issuers.

Consistent with the investment objective of the Fund, the Portfolio:

    will normally invest at least 80% of its net assets in high yield, high risk fixed income securities.

    may invest all of its assets in debt securities and convertible securities (including preferred stocks) rated below the fourth highest rating category by Standard & Poor's or Moody's, and unrated securities of comparable quality.

    may invest up to 20% as its assets in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency).

    may invest up to 30% as its assets in securities of non-U.S. issuers, including, to a limited extent, those in emerging markets.

    may lend securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, swaps, and credit default swaps, and similar types of instruments that provide exposure to investment returns of the high yield bond market.

    may invest in floating and variable rate instruments and obligations.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

    may invest in investment grade fixed income securities.

    may invest in debt obligations of commercial banks and savings and loan associations, such as certificates of deposit, time deposits, and bankers' acceptances.

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

    may take short positions by selling borrowed securities with the intention of repurchasing them at a profit on the expectation that the market price will fall. The Portfolio will only take short positions if its exposure on the short sale is covered by way of ownership of the security sold short, an equivalent security, or a security convertible into such security.

    may purchase mortgage-backed and asset-backed securities (which are debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables).


Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser combines top-down analysis of currency trends, industry sectors and themes with bottom-up fundamental research. The sub-adviser may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

             HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

TICKER SYMBOL:  HLMYX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Intermediate Duration Fixed Income Fund is to maximize total return, consistent with reasonable risk. The 'total return' sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Intermediate Duration Fixed Income Portfolio, which has the same investment objective as the Fund.


The Portfolio invests primarily in investment grade fixed income securities with a stated maturity of less than 10 years. The average portfolio duration of the Portfolio normally varies within 3 to 6 years based on projected interest rates. Duration refers to the range within which the modified duration of a Fund portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


Consistent with the investment objective of the Fund, the Portfolio:

    normally will invest at least 80% of its net assets in fixed income securities. These securities may include U.S. government securities and corporate debt securities, commercial paper, mortgage-backed securities and asset-backed securities, and similar securities issued by foreign governments and corporations. The Portfolio may also invest in preferred stocks and convertible securities and may invest up to 25% of its assets high yield/high risk debt securities (sometimes referred to as 'junk bonds') without any minimum rating or credit quality.

    may invest up to 30% of its total assets in securities denominated in foreign currencies (including, to a limited extent, those in emerging markets), and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

    may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

    may lend securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Portfolio also may borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may invest in debt obligations of commercial banks and savings and loan associations. These instruments include certificates of deposit, time, deposits, and bankers' acceptances.

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of commitment but payment and delivery are scheduled for a future date.


In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve. Duration management is also considered.



Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

TICKER SYMBOL:  HNYYX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes.

The Fund seeks to achieve its investment objective by investing its assets primarily in a non-diversified portfolio of municipal bonds, municipal notes and other debt instruments, the interest on which is exempt from regular federal, New York State and New York City personal income taxes. These debt instruments consist of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes.

Consistent with its investment objective, the Fund:


    will normally invest at least 80% of its net assets in municipal obligations the interest from which is exempt from federal, New York State, and New York City personal income tax (however, market conditions may from time to time limit the availability of these obligations). Under normal circumstances, at least 80% of the Fund's net assets will be invested in obligations, the interest on which is exempt from both regular federal income tax and the federal alternative minimum tax. To the extent that such municipal obligations do not have acceptable risk- and tax-adjusted returns, the Fund may purchase municipal obligations issued by other states and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes.



    may invest in certain derivative instruments, such as futures contracts on fixed income securities and indices of municipal securities.


    may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

    may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

    may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


The Fund may invest, as a temporary defensive measure, in short-term obligations or hold some of its assets in cash. If so, shareholders may have to pay federal and New York State and New York City personal income taxes on the interest received on these investments.



Halbis, as sub-adviser, selects securities for the Fund based on various factors, including the credit quality of the securities, the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                 HSBC INVESTOR SHORT DURATION FIXED INCOME FUND

TICKER SYMBOL: HSHIX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Short Duration Fixed Income Fund is to maximize total return, consistent with preservation of capital and prudent investment management. The 'total return' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its objective by investing all of its assets in the HSBC Investor Short Duration Fixed Income Portfolio, which has the same investment objective as the Fund.


The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years. Duration refers to the range within which the modified duration of a portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).


The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ('junk bonds') rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Consistent with the investment objective of the Fund, the Portfolio:

    will normally invest at least 80% of its net assets in fixed income securities.

    may invest without limitation in mortgage-related securities including mortgage-backed and asset-backed securities (which are debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables).

    may invest in fixed- and floating-rate loans, including in the form of loan participations and assignments.

    may invest in convertible securities (including preferred stocks), and may hold common stock or warrants received as a result of an exchange or tender of fixed income securities.

    may invest up to 10% of its assets in high yield/high risk securities rated as low as B by Moody's or S&P.

    may invest in municipal securities, including residual interest bonds.

    may invest in variable and floating rate securities, including up to 5% of total assets in any combination of interest-only, principal-only or inverse floater securities.

    may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including, up to 5% of its assets in securities of issuers in emerging or developing markets.

    may invest in 'event-linked' bonds and other securities.

    may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

    may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, swaps, and credit default swaps, and similar types of instruments that provide exposure to investment returns of the bond market.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may invest in debt obligations of commercial banks and savings and loan associations, such as certificates of deposit, time deposits, and bankers' acceptances.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

    may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

    may take short positions by selling borrowed securities with the intention of repurchasing them at a profit on the expectation that the market price will fall. The Portfolio will only take short positions if its exposure on the short sale is covered by way of ownership of the security sold short, an equivalent security, or a security convertible into such security.


In managing the Portfolio, Halbis, as sub-adviser focuses on sector rotation and security selection, and the yield curve. Duration management is also considered.



Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                           HSBC INVESTOR GROWTH FUND

TICKER SYMBOL:  HOTYX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Growth Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Growth Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Waddell & Reed Investment Management Company, the Portfolio's investment sub-adviser, believes have the potential to generate superior levels of long-term profitability and growth.

The sub-adviser utilizes a 'growth' style of investing. It selects growth companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. The sub-adviser's selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the sub-adviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, it conducts its internal research. The sub-adviser searches to identify those companies that it believes possess a sustainable competitive advantage. The sub-adviser seeks to outperform the Russell 1000 Growth Index.

Consistent with the investment objective of the Fund, the Portfolio:

    may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

    may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.

    may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as 'junk bonds.'

    may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

The sub-adviser may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                      HSBC INVESTOR GROWTH AND INCOME FUND

TICKER SYMBOL: HSGYX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Growth and Income Fund is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing in common stocks, preferred stocks, and convertible securities. The Fund may invest in fixed income securities and money market instruments. The fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

Consistent with its investment objective, the Fund:

    will invest at least 65% of its assets in common stocks, preferred stocks and convertible securities.

    may invest up to 35% of its assets in various types of fixed income securities and money market instruments.

    may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


    may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.



    may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell the security to the seller at an agreed upon price on an agreed upon date.



    may purchase and sell securities on a when-issued or forward committment basis in which a security's price and yield are fixed on the date of committment but payment and delivery are scheduled for a future date.


Transamerica Investment Management LLC, as sub-adviser, uses quantitative and fundamental research to select stocks for the Fund's portfolio that it believes offer attractive growth opportunities and are selling at reasonable prices.

The sub-adviser's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The sub-adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undergoing a positive change and poised to grow more rapidly. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the sub-adviser, have a potential for dividend growth in the future.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

The sub-adviser will consider selling those securities which no longer meet the Fund's criteria for investing, and may sell securities to realize profits, limit losses or take advantage of better investment opportunities.
                                                                              85

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                    HSBC INVESTOR INTERNATIONAL EQUITY FUND

TICKER SYMBOL:  RINEX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the International Equity Fund is to seek long-term growth of capital and future income. The Fund seeks to achieve its investment objective by investing all of its assets in the International Equity Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.


The approach to investing of AllianceBernstein L.P., the Portfolio's investment sub-adviser, relies on extensive field research and direct company contact. It is a fundamental value-oriented approach that attempts to identify the difference between the underlying value of a company and the price of its security in the market.


Consistent with the investment objective of the Fund, the Portfolio:

    will normally invest at least 80% of its net assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations.

    may invest up to 20% of its assets in equity securities of companies in emerging markets.

    intends to have at least three different countries, other than the United States, represented in its portfolio and intends to invest primarily in companies with large market capitalizations.


    may invest in derivative instruments, including, but not limited to, foreign currency futures contracts and options on foreign currencies and foreign currency futures.


    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

    may purchase and sell securities on a 'when-issued' basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.


Under exceptional circumstances, the Portfolio may temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.



Investments will be sold if they no longer meet the Portfolio's criteria for investment.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                           HSBC INVESTOR MID-CAP FUND

TICKER SYMBOL:  HMCTX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY


The investment objective of the Mid-Cap Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing in common stock, preferred stocks and convertible securities. The Fund will normally invest at least 80% of its net assets in equity securities of mid-sized companies with market capitalizations falling within the range of the companies in the S&P MidCap 400 Index (between $600 million and $12 billion as of January 31, 2007) at the time of acquisition.



Munder Capital Management, as sub-adviser, uses quantitative and fundamental research to select stocks for the Fund's portfolio that it believes offer attractive growth opportunities and are selling at reasonable prices. The sub-adviser pursues this strategy by considering fundamental factors such as book value, cash flow, earnings, and sales in order to find companies with potential for above-average consistent earnings growth; financial stability; and strong industry position and management team. It applies risk controls designed to ensure that market cap, sector weightings, beta and style bias remain consistent over time.



The sub-adviser's investment discipline takes account of relative valuation, technical analysis, market sentiment and other key drivers of market prices. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the sub-adviser, have a potential for dividend growth in the future.


Consistent with its investment objective, the Fund:

    may invest, to a limited degree, in securities of non-U.S. companies, generally through ADRs.

    may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


    may invest in perferred stocks, convertible securities, and rights and warrants.



    may invest in certain derivative instruments, including futures contracts.



    may purchase and sell securities on a 'when-issued' basis, in which a security's price and yield are fixed on the date of the committment but payment and delivery are scheduled for a future date.



    may engage in repurchase transactions, where the Fund purchases a securities, and simultaneously commits to resell that security to a seller at an agreed upon price at an agreed upon price.


Investments will be sold if they no longer meet the Fund's criteria for investment.
                                                                              87

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                         HSBC INVESTOR OPPORTUNITY FUND


TICKER SYMBOL:  RESCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY


The investment objective of the Opportunity Fund is to seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Opportunity Portfolio, which has the same investment objective as the Fund.


Under normal market conditions, the Portfolio will invest at least 80% of its net assets in equity securities of small cap companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. Westfield Capital Management Company, LLC, the Portfolio's investment sub-adviser, selects investments that it believes offer superior prospects for growth and are either:

    early in their cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth may accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The sub-adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. Securities are selected based upon fundamental analysis of a company's cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors.

Consistent with the Fund's investment objective, the Portfolio:


    will normally invest at least 80% of its net assets in small-cap equity securities. The Portfolio will generally focus on small cap growth companies that are early in their life cycle. Small cap companies are defined by the investment sub-adviser as those companies with market capitalizations within the range of market capitalizations of companies represented in the Russell 2500'r' Growth Index (as of January 31, 2007, between $74 million and
    $8.68 billion). This index is a widely recognized, unmanaged index of small cap common stock prices. The sub-adviser would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.


    may invest in larger, more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

    may invest up to 20% of its assets in foreign securities.


    will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.


    may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures.

    may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


The Portfolio may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities.



Investments will be sold if they no longer meet the Portfolio's criteria for investment.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                            HSBC INVESTOR VALUE FUND

TICKER SYMBOL: HIVYX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Value Fund is long-term growth of capital and income. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Value Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that possess opportunities underappreciated or misperceived by the market.


NWQ Investment Management Co., LLC, the Portfolio's sub-adviser, utilizes a 'value' style of investing. The sub-adviser seeks to identify undervalued companies where a catalyst exists -- such as new management, industry consolidation, company restructuring or a change in the company's fundamentals -- to recognize value or improve a company's profitability. The investment process seeks to add value through active management and through research aimed at selecting companies that reflect hidden opportunities underpriced by the market. The sub-adviser's value driven investment strategy is based on bottom up fundamental research, which focuses on fundamental valuation, qualitative analysis and downside protection.


Consistent with the investment objective of the Fund, the Portfolio:

    may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

    may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.

    may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as 'junk bonds.'

    may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

    may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

    may invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American Depository Receipts.

    may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


Investments will be sold if they no longer meet the Portfolio's criteria for investment.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

GENERAL RISK FACTORS: ALL FUNDS

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Generally, each Fund and its corresponding Portfolio, if applicable, will be subject to the following risks:


  Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of securities fluctuates in response to issuer, political, market, and economic developments. With respect to the Equity Funds, in the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, with respect to equity securities, large cap stocks can react differently from small cap or mid-cap stocks, and 'growth' stocks can react differently from 'value' stocks.


  Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund or Portfolio. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

  Credit Risks: A Fund could lose money if the issuer of a fixed income security owned by the Fund or Portfolio is unable to meet its financial obligations.

  Derivatives: A Fund may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or 'derived' from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and 'when-issued' securities. There are, in fact, many different types of derivative securities and many different ways to use them.

  The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent a Fund from selling unfavorable positions, which could result in adverse consequences.

  Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund or Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, leverage risk will apply.


  The SAI contains detailed descriptions of the derivative securities in which each Fund may invest and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this prospectus.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

  Leverage Risk: Certain transactions give rise to a form of leverage. The use of leverage may cause a Fund or Portfolio to liquidate portfolio positions when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund or Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities.

  Liquidity Risk/Illiquid Securities: Each Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Funds (or their underlying Portfolios) will not invest more than 15% of their net assets in securities deemed to be illiquid. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Portfolio Turnover. Each Fund or its corresponding Portfolio is actively managed and, in some cases the Fund's or the Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect a Fund's performance.

  Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Adviser's opinion, are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

  Returns Are Not Guaranteed: An investment in a Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

SPECIFIC RISK FACTORS: FOREIGN SECURITIES

(CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, INTERMEDIATE DURATION FIXED INCOME FUND AND SHORT DURATION FIXED INCOME FUND, AND ALL EQUITY FUNDS)


Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, and a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.


Investments in foreign markets typically involve currency risks. The Income Funds listed above may use techniques to increase exposure to a currency or shift exposure from one currency to another.



Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.



Although the Funds (or Portfolios) other than the Global Fixed Income Fund (U.S. Dollar Hedged) may seek to reduce currency risk by hedging part or all of their exposure to various foreign

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------


currencies, such Funds (or Portfolios) are not required to do so, and if such techniques are employed there is no assurance that they will be successful.


SPECIFIC RISK FACTORS: LENDING OF PORTFOLIO SECURITIES (ALL FUNDS)

In order to generate additional income, the Funds may lend portfolio securities to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

SPECIFIC RISK FACTORS: REPURCHASE AGREEMENTS (ALL FUNDS)

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

SPECIFIC RISK FACTORS: HIGH YIELD/HIGH RISK SECURITIES

(CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, INTERMEDIATE DURATION FIXED INCOME FUND, SHORT DURATION FIXED INCOME FUND, GROWTH FUND, INTERNATIONAL EQUITY FUND, OPPORTUNITY FUND, VALUE FUND)


High yield/high risk securities ('junk bonds') may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield/high risk securities defaults, the Fund or Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely effect and cause large fluctuations in the daily net asset value of the Funds. Bonds rated below investment grade are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of high yield/high risk bonds, more senior debt holders (such as bank loans and investment grade bonds) will likely be paid a greater portion of the total outstanding debt owed by the issuer. Because investing in bonds rated below investment grade involves greater investment risk, achieving the Fund's investment objective will depend more on the portfolio managers' analysis than would be the case if the Fund were investing in higher-quality bonds.


Except where a minimum rating or credit quality is specified, there is no minimum limit on the rating or credit quality for a Fund's or Portfolio's investments in high yield securities ('junk bonds'). In such cases a Fund or Portfolio may invest in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency). Such investments are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund pursues capital appreciation through investment in distressed securities, the Fund's ability to achieve current income for shareholders may be diminished.


SPECIFIC RISK FACTORS: 'WHEN-ISSUED' SECURITIES

(CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, INTERMEDIATE DURATION FIXED INCOME FUND, NEW YORK TAX FREE BOND FUND, SHORT DURATION FIXED INCOME FUND, GROWTH AND INCOME FUND, INTERNATIONAL EQUITY FUND, MID-CAP FUND)


The price and yield of securities purchased on a 'when-issued' basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a 'when-issued' transaction fails to deliver or pay for the security. In addition, purchasing securities on a 'when-issued' basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the 'when-issued' security may have a lesser (or greater) value at the time of settlement than the Fund's or Portfolio's payment obligation with respect to that security.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES

(CORE FIXED INCOME FUND, CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, INTERMEDIATE DURATION FIXED INCOME FUND, SHORT DURATION FIXED INCOME FUND, GROWTH AND INCOME FUND, MID-CAP FUND, OPPORTUNITY
FUND)


Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

SPECIFIC RISK FACTORS: CONCENTRATION IN NEW YORK INVESTMENTS
(NEW YORK TAX-FREE BOND FUND)

Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.


The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment. A more detailed discussion of the risks of investing in New York is included in the SAI.


SPECIFIC RISK FACTORS: SWAPS

(CORE FIXED INCOME FUND, CORE PLUS FIXED INCOME FUND, GLOBAL FIXED INCOME FUNDS, HIGH YIELD FIXED INCOME FUND, SHORT DURATION FIXED INCOME FUND)


A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund or Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

SPECIFIC RISK FACTORS: CAPITALIZATION RISK

(GROWTH FUND, MID-CAP FUND, OPPORTUNITY FUND, VALUE FUND)


Capitalization risk is the risk customarily associated with investments in smaller capitalization companies due to limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to
                                                                              93

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY [MONEY GRAPHIC]
--------------------------------------------------------------------------------

changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.


SPECIFIC RISK FACTORS: EXPOSURE TO TECHNOLOGY-RELATED RISK
(MID-CAP FUND, OPPORTUNITY FUND)


The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While each Fund does not as a matter of investment strategy seek to invest disproportionately in such securities, the value of each Fund's investments may be impacted by developments affecting technology and technology-related stocks generally.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI and on the Funds' website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                    THE INVESTMENT ADVISER AND SUB-ADVISERS


HSBC Investments (USA) Inc. (the 'Adviser'), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to investment advisory contracts with HSBC Investor Funds (the 'Trust') and HSBC Investor Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively 'HSBC'). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2006, HSBC managed approximately $11 billion in the HSBC Investor Family of Funds.



The Funds are series of HSBC Investor Funds, except that the Funds that offer Advisor Class Shares are series of HSBC Advisor Funds Trust. The Trusts and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval.



Subject to the terms of the exemptive order, the following Portfolios may currently hire and/or terminate sub-advisers without shareholder approval: the Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, Short Duration Fixed Income Portfolio, Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, and Value Portfolio, as well as the Global Fixed Income Funds and the Growth and Income Fund. The Income Portfolios named above and the Global Fixed Income Funds are currently utilizing the services of a sub-adviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated sub-adviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated sub-advisers at a future time.


The following companies serve as investment sub-advisers of the Funds or Portfolios indicated below. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer the Fund's or Portfolio's investment program.


Growth Fund (Growth Portfolio): Waddell & Reed Investment Management Company ('Waddell & Reed') located at 6300 Lamar Avenue, Overland Park, Kansas 66202, serves as sub-adviser to the Growth Portfolio. As of December 31, 2006, Waddell & Reed, together with its investment management affiliate, managed approximately $7.13 billion in total institutional assets, representing 150 accounts.



Growth and Income Fund: Transamerica Investment Management, LLC ('Transamerica'), located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, CA, 90025, serves as sub-adviser to the Growth and Income Fund. Transamerica is a majority owned and controlled subsidiary of Transamerica Investment Services, Inc. As of December 31, 2006, Transamerica had assets under management of $23.4 billion, representing approximately 570 accounts.



International Equity Fund (International Equity Portfolio): AllianceBernstein L.P. ('AllianceBernstein'), located at 1345 Avenue of the Americas, New York, NY 10105, serves as investment sub-adviser to the International Equity Portfolio. AllianceBernstein is a unit of Alliance Capital Management L.P. ('Alliance'). AllianceBernstein, which was founded as Sanford C. Bernstein & Co., Inc., a registered investment advisor and broker/dealer, was acquired by Alliance in October 2000 and has managed value-oriented investment portfolios since 1967. As of December 31, 2006, Alliance had approximately $716.9 billion in assets under management, representing 78,138 accounts.



Mid-Cap Fund: Munder Capital Management ('Munder'), located at Munder Capital Center, 480 Pierce Street, Birmingham, Michigan, 48009-6063, serves as sub-adviser to the Mid-Cap Fund. Munder, founded in 1985, manages a variety of equity and fixed income assets for institutional, high net-worth and mutual fund investors. As of December 31, 2006, Munder had approximately $28.3 billion in assets under management, representing approximately 664 accounts.



Opportunity Fund (Opportunity Portfolio): Westfield Capital Management Company, LLC ('Westfield') serves as sub-adviser to the Opportunity Portfolio. Westfield, a subsidiary of Boston Private Financial Holdings, Inc. (since 1997), was founded in 1989 and specializes in growth portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2006, Westfield had $9.9 billion in assets under management, representing approximately 536 accounts.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------


                    THE INVESTMENT ADVISER AND SUB-ADVISERS
                                   CONTINUED



Value Fund (Value Portfolio): NWQ Investment Management Co., LLC ('NWQ'), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as sub-adviser to the Value Portfolio. NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ management. As of December 31, 2006, NWQ had $15.9 billion in assets under management, representing 626 accounts.



Income Funds (Income Portfolios), including the Global Fixed Income Funds:
Halbis Capital Management (USA) Inc. ('Halbis'), 452 Fifth Avenue, New York, New York 10018, is the sub-adviser for each of the Funds (or Portfolios) pursuant to investment sub-advisory contracts with the Adviser. Halbis is a wholly owned subsidiary of HSBC Halbis Partners (UK) Limited and is an affiliate of the Adviser. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers each Fund's investment program.



For these advisory and management services (including any sub-advisory services), during the last fiscal year the Funds or Portfolios paid a management fee as follows:



                                               PERCENTAGE OF
                                            AVERAGE NET ASSETS
                                           FOR FISCAL YEAR ENDED
                                                 10/31/06
-------------------------------------------------------------------
 CORE PLUS FIXED INCOME FUND                       0.47%
-------------------------------------------------------------------
 GROWTH FUND                                       0.49%
-------------------------------------------------------------------
 GROWTH AND INCOME FUND                            0.60%
-------------------------------------------------------------------
 HIGH YIELD FIXED INCOME FUND                      0.60%
-------------------------------------------------------------------
 INTERMEDIATE DURATION FIXED INCOME
 FUND                                              0.40%
-------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND                         0.67%
-------------------------------------------------------------------
 MID-CAP FUND                                      0.75%
-------------------------------------------------------------------
 NEW YORK TAX-FREE BOND FUND                       0.25%
-------------------------------------------------------------------
 OPPORTUNITY FUND                                  0.80%
-------------------------------------------------------------------
 VALUE FUND                                        0.52%
-------------------------------------------------------------------



The above amounts do not reflect the waivers applicable to the Growth and Income Fund and Mid-Cap Fund. The Core Fixed Income Fund, each of the Global Fixed Income Funds, and the Short Duration Fixed Income Fund were not in operation during the last fiscal year. The Adviser is entitled to receive management fees from the Core Fixed Income Portfolio, and the Short Duration Fixed Income Portfolio at the rate of 0.40% of each Portfolio's average daily net assets, and at the rate of 0.60% for each of the Global Fixed Income Funds. The Adviser will pay sub-advisory fees to Halbis from such amounts.


A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and/or sub-advisory agreements is available, or will be available, for the Funds in their shareholder reports. For the HSBC Investor Funds that commenced operations prior to the close of the relevant period, the discussion is available in the April 30, 2006 semi-annual report, and/or will be available in the April 30, 2007 semi-annual report.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

HSBC INVESTOR CORE FIXED INCOME FUND (CORE FIXED INCOME PORTFOLIO), HSBC INVESTOR CORE PLUS FIXED INCOME FUND (CORE PLUS FIXED INCOME PORTFOLIO), HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND (INTERMEDIATE DURATION FIXED INCOME PORTFOLIO) AND HSBC INVESTOR SHORT DURATION FIXED INCOME FUND (SHORT DURATION FIXED INCOME PORTFOLIO):


   Halbis' fixed income management team is responsible for the day-to-day portfolio management of the Portfolios listed above. The team members are Suzanne Moran and Jeffrey Klein.



     Suzanne Moran, Managing Director of Halbis, Head of Structured Bond Management and Co-Head of US Fixed Income. Ms. Moran joined Halbis in July 2005 to co-lead the US Fixed Income Team. She is also the head of investment policy for short duration portfolios and US structured bond management. Prior to joining Halbis, she spent 10 years at Credit Suisse Asset Management (CSAM), where she most recently headed the investment policy for over $30 billion in short duration and money market strategies globally. During her tenure, Ms. Moran headed securitized debt, was responsible for the trading desk and developed investment strategy for global bonds. Prior to CSAM, she was a fixed income analyst at Credit Suisse First Boston.



     Jeffrey Klein, Managing Director of Halbis, Head of Credit and Co-Head of US Fixed Income. Mr. Klein joined Halbis in March 2005 to co-lead the US Fixed Income Team. He is also head of credit management. Prior to joining Halbis, he was a portfolio manager and shareholder at Dodge & Cox where he served as credit strategist and head of corporate bond trading. He worked at Dodge & Cox from 1992-2004. Mr. Klein earned his BA from Columbia University in 1991. He is a Chartered Financial Analyst.


HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND:


   Halbis' global emerging markets fixed income management team is responsible for the day-to-day portfolio management of the Fund. The team members are Peter N. Marber, Michael Gagliardi and Denise S. Simon.



     Peter N. Marber, Head of Global Emerging Markets ('GEM'), Fixed Income and Currencies. Mr. Marber has served as a senior investment professional for Halbis since June 2005. Prior to this, he was President of The Atlantic Advisors, LLC ('Atlantic Advisors'), an independent GEM funds management company, which was acquired by HSBC in June 2005. Prior to founding Atlantic Advisors, Mr. Marber was a founding partner and President of Wasserstein Perella Emerging Markets (WPEM) where he managed global operations from 1993 through 1999. Before WPEM, he was Director of Emerging Markets Trading and Finances at UBS (formerly Swiss Bank Corporation), where he traded and managed global portfolios from 1987 through 1993. He also serves on the advisory board of the World Policy Institute. Mr. Marber's education includes Universite de Paris (IV) -- La Sorbonne (Cert.), The Johns Hopkins University (BA) and Columbia University (MIA).


     Michael Gagliardi, Managing Director/Senior Portfolio Manager, Global Emerging Markets Fixed Income. Prior to joining Halbis in June 2005, he was CEO of Atlantic Advisors. Mr. Gagliardi began his career at JP Morgan and then joined Mr. Marber at UBS (formerly Swiss Bank Corporation), where he was Director of Emerging Markets. In 1993, he was a founding partner of Wasserstein Perella Emerging Markets (WPEM), where he was CEO from 1993 through 1999. Mr. Gagliardi earned his BA from Fairfield University and his MBA from Pace University. He has served or serves on the Board of Directors for the Emerging Markets Traders Association, Capital Lease Funding, Inc. (NYSE: LSE) and the Board of Trustees advisory council at Fairfield University.

     Denise S. Simon, Managing Director, Global Emerging Markets Fixed Income. Ms. Simon serves as senior portfolio manager. Prior to joining Halbis in June 2005, she was Managing Director and senior portfolio manager of Atlantic Advisors. Before Atlantic Advisors, she was a senior portfolio manager at Wasserstein Perella Emerging Markets (WPEM) where she managed
                                                                              97

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED

     global funds. Ms. Simon was also a Senior Trader in Emerging European debt and equity at Bayerische Vereinsbank in Munich from 1995-1998. From 1992-1995, she was Executive Director of Emerging Markets Trading at Lehman Brothers in London where she managed the firm's trading operations.
     Ms. Simon has also held senior trading positions in Global Markets at both Kleinwort Benson and UBS. She earned a BA in International Economics from George Washington University in 1983. She also serves on the board of the U.S.-Mexican Chamber of Commerce and Pro Mujer, a micro finance, non-for profit organization that operates programs throughout Latin America.

HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED) AND HSBC INVESTOR GLOBAL FIXED INCOME FUND:


   Halbis' global fixed income management team is responsible for the day-to-day portfolio management of the Funds listed above. The team members are David Fisher and Ali Gibb. Mr. Fisher typically makes the final investment decisions of the Fund.


     David Fisher, CFA, Senior Vice President, Head of Global Fixed Income. Mr. Fisher joined Halbis in July 2005 to lead the Global Fixed Income Team. Prior to joining Halbis, Mr. Fisher was at Credit Suisse Asset Management where he was head of Global Core and Core Plus Fixed Income strategies. Before joining a CSAM predecessor firm in 1999, he spent over six years at Fischer Francis Trees and Watts (FFTW), and at the time of his departure he was a senior portfolio manager on FFTW's Global Bond team. Mr. Fisher holds a BA in East Asian history from Princeton University. He is a CFA charterholder.

     Ali Gibb, Senior Fixed Income Manager. Ms. Gibb joined Halbis in 1994 and is a fund manager within the global government bond team managing multi-currency bond portfolios. She is also responsible for research into and forecasting of global bond markets. Ms. Gibb joined HSBC from Fidelity Investment Services where she worked for three years as an Assistant Fund Manager. Ms. Gibb has an MA in Management and International Relations from St. Andrews University. She is also an Associate Member of the UK Society of Investment Professionals and is a Securities and Futures Association representative.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND (HIGH YIELD FIXED INCOME PORTFOLIO):


   Halbis' high yield management team is responsible for the day-to-day portfolio management of the High Yield Fixed Income Portfolio. The team members are Richard J. Lindquist, Michael J. Dugan and Philip L. Schantz. Each of the team members joined Halbis in April, 2005.



     Richard J. Lindquist, CFA, is a Managing Director of Halbis, is the head of the high yield management team, and previously was the head of the high yield management team at Credit Suisse Asset Management ('CSAM'). He joined CSAM in 1995 as a result of its acquisition of CS First Boston Investment Management, where he performed comparable duties. He had been with CS First Boston Investment Management since 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and a high yield mutual fund at T. Rowe Price Associates. Mr. Lindquist holds a B.S. in Finance from Boston College and an M.B.A. in Finance from the University of Chicago Graduate School of Business.



     Michael J. Dugan, is a Vice President of Halbis, and was previously a Vice President of CSAM where he had been a member of the high yield team since 2001. Mr. Dugan joined CSAM in 2000 following two years at Arnhold and S. Bleichroeder, where he was an associate in the institutional sales and marketing group. Previously, Mr. Dugan was an assistant supervisor in the client service group at Neuberger Berman LLC, where he had worked since 1996. Mr. Dugan holds a BA in political science from the University of Rhode Island.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED


     Philip L. Schantz, is a Senior Vice President of Halbis, and was previously Director of CSAM where had been a member of the high yield team since 2000. Prior to joining CSAM Mr. Schantz was Head of High Yield Research at Prudential Securities. Prior to joining Prudential Securities, Mr. Schantz had been a High Yield Analyst at Lazard Freres and had been Co-Head of the High Yield Securities Group at E.F. Hutton. Mr. Schantz holds a BA in Government from Lehigh University.


   In his role as the head of the high yield management team, Mr. Lindquist acts as lead portfolio manager. Mr. Lindquist manages long-term strategies to be employed by the team and serves as the ultimate decision maker in the event the members of the team disagree on any issues related to portfolio management. On a day to day basis, Mr. Dugan has the primary responsibility for portfolio strategy decisions and Mr. Schantz has the primary responsibility for credit analysis. The responsibilities of each team member are substantially similar to the responsibilities each had when employed by CSAM.

See 'Certain Prior Performance Information' below.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND:


     Jerry Samet, Senior Fixed Income Portfolio Manager of Halbis, manages both municipal and taxable bond portfolios for Halbis. Prior to joining an affiliate of Halbis in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for 8 years. He was a portfolio manager/trader for 6 years, and prior to that, he was a trading assistant for 2 years. He is a graduate of Fordham University with an MBA in Finance, with a concentration in portfolio management (1995) and a BA in Economics and History from the City University of New York, Queens College (1988).


HSBC INVESTOR GROWTH FUND (GROWTH PORTFOLIO):


   Mr. Dan Becker, CFA, and Mr. Phil Sanders, CFA, of Waddell & Reed are co-managers of the Growth Portfolio and are jointly and primarily responsible for the day-to-day management of the Portfolio.


     Daniel P. Becker, CFA, is Senior Vice President/Portfolio Manager of Waddell & Reed. Mr. Becker Joined Waddell & Reed in October 1989 as an investment analyst. In January 1994 he assumed responsibility for equity institutional accounts. In January 1997 he was named portfolio manager. Mr. Becker has been with the Sub-Adviser for 16 years and has 17 years of investment experience.

     Philip J. Sanders, CFA, is Senior Vice President/Portfolio Manager of Waddell & Reed. Mr. Sanders joined Waddell & Reed in August 1998 as a vice president and portfolio manager. He was appointed senior vice president in July 2000. Mr. Sanders has been with the Sub-Adviser 7 years and has 17 years of investment experience.

HSBC INVESTOR GROWTH AND INCOME FUND:


     Gary U. Rolle is Principal, Managing Director and Chief Investment Officer of Transamerica Investment Management, LLC ('TIM'). Mr. Rolle manages funds and institutional separate accounts in the Large Growth Equity discipline. Mr. Rolle joined Transamerica in 1967. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Throughout his 23 year tenure as CIO, Mr. Rolle has been responsible for creating and guiding the TIM investment philosophy. He holds a B.S. in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rolle has 39 years of investment experience.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED


     Geoffrey I. Edelstein is Principal, Managing Director and Portfolio Manager at TIM. He also co-manages institutional and private separate accounts and sub-advised funds in the Large Growth Equity discipline. Mr. Edelstein's analytical responsibilities include the Consumer Staples sector. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Edelstein in 1992. Prior to Westcap, he practiced Corporate and Real Estate Law from 1988-1991. Mr. Edelstein earned a B.A. from University of Michigan and a J.D. from Northwestern University School of Law. He was a member of the AIMR Blue Ribbon Task Force on Soft Dollars, 1997 and has earned the right to use the Chartered Financial Analyst designation.



     Edward S. Han, is Principal and Portfolio Manager at TIM. Mr. Han manages sub-advised funds and institutional separate accounts in the Mid Cap Growth Equity discipline and is a member of the Large Growth team. Edward S. Han joined TIM in 1998. Mr. Han holds an MBA from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 11 years of investment experience.



     Glenn C. Weirick, CFA, CIC, is Principal, Managing Director and Portfolio Manager at TIM. Mr. Weirick manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. He joined Transamerica in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Weirick in 1992. Prior to Westcap, he was Co-Founder of Trust Company of the West where he remained for over 20 years and served as Chairman of the Equity Policy Committee, Director of Research and Managing Director of Equities and Convertible Securities. Mr. Weirick also served as Chief Investment Officer of Shareholders Management Company and President of the Harbor Fund. He earned a BA from Occidental College and an MS from Columbia University. Mr. Weirick has earned the right to use the Chartered Financial Analyst designation and has 46 years of investment experience.


HSBC INVESTOR INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO):

   The management of and investment decisions for the International Equity Portfolio are made by the Global Value Investment Policy Group of AllianceBernstein. No one person is principally responsible for making recommendations for the Fund's portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Henry D'Auria and Giulio Martini.

     Ms. Fay is CIO of Global Value equities for AllianceBernstein, and has oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. She also serves on the AllianceBernstein's Executive Committee. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Ms. Fay joined AllianceBernstein in 1990 as a research analyst in investment management, following the airline, lodging, trucking and retail industries. Before joining AllianceBernstein, Ms. Fay served as director of research at Bernard L. Madoff. She earned a BA from Brown University and an MBA from Harvard University.

     Mr. Simms is co-CIO of International Value equities for AllianceBernstein in addition to his role as director of research of Global and International Value equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research of Emerging Markets Value equities. He joined AllianceBernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED

     Waterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

     Mr. Martini is the head of the newly created Quantitative Strategies Team within AllianceBernstein's Value-Equities unit. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on US research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University.

     Mr. D'Auria is co-CIO of International Value equities of AllianceBernstein as well as CIO of Emerging Markets Value equities. Mr. D'Auria was one of the chief architects of AllianceBernstein's global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research of Small Cap Value equities and director of research of Emerging Markets Value equities. Mr. D'Auria joined the firm in 1991 as a research analyst covering consumer and natural gas companies, and he later covered the financial services industry. Before coming to AllianceBernstein, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College and is a Chartered Financial Analyst.

HSBC INVESTOR MID-CAP FUND:


   A team of professionals employed by Munder makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak, Andy Y. Mui and George L. Sanders II. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong's selections.



     Tony Y. Dong, CFA, Managing Director, Mid-Cap Equity and Senior Portfolio Manager of Munder, has been a member of the Fund's portfolio management team since Munder became Sub-Adviser to the Fund in April 2005. Mr. Dong joined Munder's mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder's mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder's Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994 and to Managing Director, Mid-Cap Equity in 2006.


     Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder's mid-cap core growth team and has been a member of the Fund's portfolio management team since Munder became Sub-Adviser to the Fund in April 2005. He is also a member of Munder's REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.


     Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder's mid-cap core growth team and has been a member of the Fund's portfolio management team since joining Munder as a Senior Equity Analyst in June 2005. He has also been a member of Munder's mid-cap/small-cap blend portfolio management team since that time. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED


     Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his MBA at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.



     George L. Sanders II, Senior Research Associate, has been a member of Munder's mid-cap core growth team responsible for cash management since the fourth quarter of 2006. Mr. Sanders also provides quantitative equity research for Munder's mid-capitalization (growth and value), small-capitalization (growth and value) and micro-capitalization investment disciplines. Mr. Sanders joined Munder in 1995.


HSBC INVESTOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO):


   Investment decisions for the Opportunity Portfolio are made by consensus of the Investment Committee of Westfield Capital Management Company, LLC, which consists of Westfield's securities analysts and the primary portfolio management team members listed below. While each member of the Westfield Investment Committee has input into the investment process and overall product portfolio construction, investment decisions are made under the supervision of William A. Muggia as chief investment officer.



     Aurthur J. Bauernfeind is Chairman and Chief Executive Officer of Westfield. Mr. Bauernfeind covers Energy, Financials and Industrials. Since joining Westfield in 1990, Mr. Bauernfeind has held the positions of President, Chief Operating Officer and Investment Strategist. Prior to Westfield, Mr. Bauernfeind spent 11 years at Loomis Sayles & Co. He has 44 years of investment experience. Mr. Bauernfeind earned an MBA from University of Kentucky and a BA from Murray State University.



     William A. Muggia is President and Chief Investment Officer of Westfield covering Healthcare and Energy. Mr. Muggia has been at Westfield since 1994 and has been Chief Investment Officer since 2002. Prior to Westfield, Mr. Muggia spent two years at Alex Brown & Sons and seven years at Kidder Peabody & Co. He has 24 years of investment experience. Mr. Muggia earned his MBA degree from Harvard Business School and received a BA from Middlebury College.



     Ethan J. Meyers is Senior Vice President of Westfield, and covers Financials and Consumer Services. Mr. Meyers joined Westfield in 1999. Prior to Westfield, he spent three years at Johnson Rice & Company LLC. He has 11 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University.



     Scott R. Emerman is Senior Security Analyst of Westfield, and covers Consumer Discretionary and Consumer Staples. Mr. Emerman joined Westfield in 2002. Prior to Westfield, he spent 5 years at Harbor Capital Management and 6 years at Dean Witter Reynolds. He has 16 years of investment experience. Mr. Emerman earned his BS from Lehigh University.


HSBC INVESTOR VALUE FUND (VALUE PORTFOLIO):


     Jon D. Bosse, CFA, Co-President and Chief Investment Officer of NWQ, heads the investment team of industry specific equity analysts and shares primary portfolio management responsibility for the Value Portfolio with Mr. Friedel. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco Investment Management Company. He earned his MBA degree from the University of Pennsylvania, Wharton School of Business.



     Edward C. (Ted) Friedel, CFA, Managing Director of NWQ, co-manages the Portfolio with Mr. Bosse and is a member of the investment policy committee of NWQ as well. He has 24

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED


     years with NWQ as a managing director, portfolio manager and investment strategist. Prior to joining NWQ in 1983, Mr. Friedel was Vice President with Beneficial Standard Investment Management for 12 years. He has earned an MBA from Stanford University.



Additional information about the portfolio managers' compensation, other accounts managed by these individuals, and their ownership of securities in the Fund or Funds they manage is available in the SAI.


CERTAIN PRIOR PERFORMANCE INFORMATION


Halbis' high yield management team joined Halbis in April, 2005. Previously, the members of the team managed high yield investments of certain mutual funds and other accounts at another investment advisory firm. The high yield management team, including the role of Mr. Lindquist as the lead manager, was structured and operated in a substantially similar manner as is currently the case with Halbis. One of the mutual funds that had been managed by the team at its previous firm had substantially similar investment objectives, strategies and policies as the High Yield Fixed Income Portfolio. Set forth below is standardized performance information for that mutual fund for the previous period during which it was managed by the team that now manages the Portfolio. This information is provided merely to illustrate the past performance of the team in relation to a similar mutual fund, and does not represent the performance of the High Yield Fixed Income Fund. Various factors influence the investment returns of a mutual fund, including its fees and expenses. The respective classes of shares have different fees and expenses, and those in effect with respect to the Credit Suisse High Income Fund differed from those of the Fund. Investors should not consider the performance data set forth below as an indication of future performance of Halbis or the Fund. This information has been obtained from publicly available sources and has not been independently verified by the Fund.


The bar chart below shows you how the performance of the Credit Suisse High Income Fund's Class A shares varied from year to year. Sales loads are not reflected in the returns; if they were, returns would be lower. Sales loads (and contingent deferred sales charges (CDSCs) on Class B and C shares) are reflected in the returns shown in the Average Annual Total Returns table below. The table shows the Credit Suisse High Income Fund's performance (before and after taxes) over time. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes varied from those of Class A shares. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

                          YEAR-BY-YEAR TOTAL RETURNS
                    OF THE CREDIT SUISSE HIGH INCOME FUND
                                CLASS A SHARES

             2000       2001        2002        2003        2004
            -5.00%      6.48%       1.68%      22.45%      11.40%

YEAR ENDED 12/31
Best Quarter:    7.33% (Q4 01)
Worst Quarter:  -5.54% (Q3 01)

Inception Date (Class A): 3/8/99

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                     OF THE CREDIT SUISSE HIGH INCOME FUND


--------------------------------------------------------------------------------------------
PERIOD ENDED                                                             LIFE OF   INCEPTION
12/31/04:                                                     ONE YEAR    CLASS       DATE
--------------------------------------------------------------------------------------------
Class A return before taxes                                     6.10%     6.10%      3/8/99
--------------------------------------------------------------------------------------------
Class A return after taxes on distributions                     2.76%     2.39%       *
--------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of
shares fund                                                     4.13%     2.83%       *
--------------------------------------------------------------------------------------------

The Average Annual Total Returns for Class A shares of the Credit Suisse High Income Fund reflect the maximum applicable sales charge of 4.75%. While the maximum sales charge of the Class A shares of that fund is the same as that of the HSBC Investor High Yield Fixed Income Fund, various features (including breakpoints for sales charge reductions, conversion privileges and other features) of the Class A shares of that fund differ from those of the Class A shares of the Fund (which are offered through a separate prospectus), and the Class I shares of the Fund.

              THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser also serves as the Trusts' administrator (the 'Administrator'), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the 'Sub-Administrator'). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


BISYS Fund Services Limited Partnership ('BISYS LP') serves as the distributor (the 'Distributor') of each Fund's shares. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

                          THE TWO-TIER FUND STRUCTURE


The Core Fixed Income Fund, Core Plus Fixed Income Fund, High Yield Fixed Income Fund, Intermediate Duration Fixed Income Fund, Short Duration Fixed Income Fund, Growth Fund, International Equity Fund, Opportunity Fund and Value Fund each seeks to achieve its investment objective by investing all of the Fund's investable assets in a corresponding series of a separate open-end investment company that has the same investment objective as the respective Fund. The underlying series of HSBC Investor Portfolios are the Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, Intermediate Duration Fixed Income Portfolio, Short Duration Fixed Income Portfolio, Growth Portfolio, Opportunity Portfolio, Small Cap Equity Portfolio and Value Portfolio, respectively. This is referred to as a 'master/feeder' arrangement because one fund (the 'feeder' fund) 'feeds' its assets into another fund (the 'master fund'). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a Portfolio (a 'master fund'), operating expenses may increase, thereby

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------

                          THE TWO-TIER FUND STRUCTURE
                                   CONTINUED


producing lower returns for investors in the Funds ('feeder funds'). Additionally, the Portfolio may become less diverse, resulting in increased portfolio operating expenses.


Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objective of each such Fund and Portfolio may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.
                                                                             105

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PRICING OF FUND SHARES

-------------------------------------------------------------------------------

HOW NAV IS CALCULATED

The NAV is calculated by dividing the total value of a Fund's investments and other assets attributable to a class of shares, less any liabilities attributable to that class, by the number of outstanding shares of that class:

                          ----------------------------
                                     NAV =
                          Total Assets _-_ Liabilities
                                Number of Shares
                                  Outstanding
                          ----------------------------

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. Certain of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by those Funds may change on days when shareholders will not be able to purchase or redeem shares.

THE INCOME FUNDS AND EQUITY FUNDS

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. The Income Funds will be closed on Columbus Day and Veterans Day.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.

FAIR VALUE PRICING POLICIES


A Fund or Portfolio will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.



A 'significant event' is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such 'significant events' relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------


                      PURCHASING AND ADDING TO YOUR SHARES

-------------------------------------------------------------------------------
 PURCHASING SHARES

 You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.


 Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust's behalf, that are received such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each authorized dealer's or selling agent's agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

--------------------------------------------------------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc. please send your request to the address below.

HSBC Securities Mutual Funds
452 Fifth Avenue -- 2nd Floor
New York, NY 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers' checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


                                                      MINIMUM     MINIMUM
                                                      INITIAL     SUBSEQUENT
                             ACCOUNT TYPE           INVESTMENT   INVESTMENT
                             ADVISOR, CLASS I OR
                             TRUST SHARES
                             Regular
                             (non-retirement)       $5,000,000*      N/A

                             * Investment minimums
                             may be waived in
                             respect of
                             investments in the
                             Funds by investment
                             management clients of
                             the Adviser and its
                             affiliates.


--------------------------------------------------------------------------------

AVOID 28% TAX WITHHOLDING

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you or the Funds have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make your check payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investments:

1. Use the investment slip attached to your account statement.

   Or, if unavailable,

2. Include the following information in writing:
     Fund name

      Share class

      Amount invested

      Account name

      Account number

                              -------------------------------------
                              ELECTRONIC VS. WIRE TRANSFER
                              Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

    Your bank name, address and account number

    The amount you wish to invest automatically (minimum $25)

    How often you want to invest (every month, 4 times a year, twice a year or once a year)

    Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

                        ----------------------------
                        DIRECTED DIVIDEND OPTION
                        By selecting the appropriate box in
                        the Account Application, you can
                        elect to receive your distributions
                        in cash (check) or have
                        distributions (capital gains and
                        dividends) reinvested in the Fund or
                        reinvested in another HSBC Investor
                        Fund without a sales charge. You
                        must maintain the minimum balance in
                        each Fund into which you plan to
                        reinvest dividends or the
                        reinvestment will be suspended and
                        your dividends paid to you. The Fund
                        may modify or terminate this
                        reinvestment option without notice.
                        You can change or terminate your
                        participation in the reinvestment
                        option at any time by calling
                        1-800-782-8183.
                        ----------------------------

CUSTOMER IDENTIFICATION INFORMATION

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     Name;

     Date of birth (for individuals);

    Residential or business street address (although post office boxes are still permitted for mailing); and

    Social security number, taxpayer identification number, or other identifying number.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

MARKET TIMING

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders.


To deter market timing, the Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the HSBC Investor Money Market Funds. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under 'Shareholder Information -- Selling Your Shares -- Redemption Fee.' As a further deterrent to excessive trading, many foreign securities held by the International Equity Portfolio are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see 'Shareholder Information -- Pricing of Fund Shares -- Fair Value Pricing Policies.'


The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive or abusive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that it will succeed in doing so. Although the Funds attempt to collect redemption fees uniformly, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------


                        SELLING YOUR SHARES
                        -------------------------------------------------
                        WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                        As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.


INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

    1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See 'Selling Your
       Shares -- Verifying Telephone Redemptions')

BY MAIL OR OVERNIGHT SERVICE

(See 'Selling Your Shares -- Redemptions in Writing Required')

    1. Write a letter of instruction indicating:
       your Fund and account number
       amount you wish to redeem
       address where your check should be sent
       account owner signature

    2. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

WIRE TRANSFER

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       SELLING YOUR SHARES
                       CONTINUED

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

     Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

     Include a voided personal check.

     Your account must have a value of $10,000 or more to start withdrawals.

     If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions by Individual Retirement Accounts ('IRAs').

2. Redemption requests requiring a signature guarantee, which include any of the following:

     Your account address has changed within the last 15 business days;

     The check is not being mailed to the address on your account;

     The check is not being made payable to the owner of the account;

     The redemption proceeds are being transferred to another Fund account with a different registration; or

     The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds' transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

                       SELLING YOUR SHARES
                       CONTINUED

REDEMPTION FEE

The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

DELAY IN PAYMENT OF REDEMPTION PROCEEDS

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

REDEMPTION PROCEEDS

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

SUSPENSION OF REDEMPTIONS

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.




UNDELIVERABLE OR UNCASHED CHECKS



Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.



Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV, and if the Fund cannot locate the shareholder, the

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       SELLING YOUR SHARES
                       CONTINUED


dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.


DISTRIBUTION ARRANGEMENTS/SALES CHARGES


There is no sales charge on purchases of Advisor, Class I, or Trust Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Advisor, Class I, or Trust Shares.


    DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS  -- REVENUE SHARING


The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund's shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

SHAREHOLDER INFORMATION            [PHONE GRAPHIC]

                        EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges'). The Trust Shares of the HSBC Investor Mid-Cap Fund are eligible for exchange into the HSBC Investor Funds Class I. No transaction fees are charged for exchanges. You should note, however, that the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see 'Selling Your Shares Redemption Fee.'

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

   Your name and telephone number

   The exact name on your account and account number

   Taxpayer identification number (usually your social security number)

   Dollar value or number of shares to be exchanged

   The name of the Fund from which the exchange is to be made

   The name of the Fund into which the exchange is being made.

See 'Selling Your Shares' for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the prospectus carefully of any Fund into which you wish to exchange shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
--------------------------------------------------------------------------------

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

   A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
                                                                             115

SHAREHOLDER INFORMATION            [PHONE GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                                   CONTINUED

   Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

   Dividends on all Income Funds are paid monthly. Dividends for the Growth and Income Fund, the Small Cap Equity Fund, the Growth Fund and the Value Fund are paid semi-annually. Dividends for the International Equity Fund and the Mid-Cap Fund are paid annually. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do no apply to corporate taxpayers. Distributions of earnings from dividends paid by certain 'qualified foreign corporations' can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   In most cases, dividends from the Income Funds are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. However, distributions of tax-exempt interest income by the New York Tax-Free Bond Fund are expected to be exempt from the regular federal income tax. If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at the ordinary income tax rate applicable to the taxpayer.

   Shareholders of the New York Tax-Free Bond Fund should note that a portion of any tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation's adjusted current earnings) for purposes of the federal and/or state alternative minimum tax. (The Fund may invest up to 20% of its net assets in obligations subject to federal or state alternative minimum tax.) The federal alternative minimum tax is a different method of determining income tax to ensure that taxpayers, who under the ordinary method of computing federal income tax would be entitled to large deductions, pay at least a minimum amount of tax. If a taxpayer's alternative minimum tax exceeds the taxpayer's ordinary tax liability, the excess amount of alternative minimum tax must be paid in addition to the taxpayer's ordinary tax liability. Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

   There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

SHAREHOLDER INFORMATION            [PHONE GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                                   CONTINUED

   Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under 'wash sale' rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock, and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as 'buying a dividend.'

   As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you or the Fund have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

   Foreign shareholders may be subject to special withholding requirements.

   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

SHAREHOLDER INFORMATION [GRAPH GRAPHIC]
-------------------------------------------------------------------------------


      The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions for the indicated periods). This information has been derived from information audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated herein by reference and included in the Funds' annual report, which is available upon request.


              HSBC INVESTOR CORE FIXED INCOME FUND


              HSBC INVESTOR GLOBAL EMERGING MARKETS FUND


              HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)


              HSBC INVESTOR GLOBAL FIXED INCOME FUND


              HSBC INVESTOR SHORT DURATION FIXED INCOME FUND



              As of the fiscal year ended 10/31/06 these Funds had not commenced operations. Therefore, there is no financial information available to report at this time.

SHAREHOLDER INFORMATION [GRAPH GRAPHIC]
-------------------------------------------------------------------------------

                  HSBC INVESTOR CORE PLUS FIXED INCOME FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.(a)

                                                                                                 INVESTMENT ACTIVITIES
                                                                                        ----------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED
                                                                                                     GAINS (LOSSES)
                                                                            NET ASSET                     FROM
                                                                             VALUE,        NET         INVESTMENT     TOTAL FROM
                                                                            BEGINNING   INVESTMENT    AND FUTURES     INVESTMENT
                                                                            OF PERIOD     INCOME      TRANSACTIONS    ACTIVITIES
         -----------------------------------------------------------------------------------------------------------------------

         ADVISOR SHARES
         Year ended October 31, 2002                                         $10.81        0.55          (0.14)          0.41
         Year ended October 31, 2003                                          10.63        0.41           0.19           0.60
         Year ended October 31, 2004                                          10.73        0.45           0.12           0.57
         Year ended October 31, 2005                                          10.85        0.44          (0.27)          0.17
         Year ended October 31, 2006                                          10.55        0.53           0.02           0.55
         -----------------------------------------------------------------------------------------------------------------------

                                                                                          DIVIDENDS
                                                                            -------------------------------------
                                                                                             NET
                                                                                           REALIZED
                                                                                            GAINS
                                                                                             FROM                    NET
                                                                                         INVESTMENTS                ASSET
                                                                               NET           AND                    VALUE,
                                                                            INVESTMENT     FUTURES        TOTAL     END OF
                                                                              INCOME     TRANSACTIONS   DIVIDENDS   PERIOD
                                                                            ----------------------------------------------
         -----------------------------------------------------------------
         ADVISOR SHARES
         Year ended October 31, 2002                                          (0.59)           --         (0.59)    $10.63
         Year ended October 31, 2003                                          (0.50)           --         (0.50)     10.73
         Year ended October 31, 2004                                          (0.45)           --         (0.45)     10.85
         Year ended October 31, 2005                                          (0.47)           --         (0.47)     10.55
         Year ended October 31, 2006                                          (0.51)        (0.46)        (0.97)     10.13
         -----------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                               -------------------------------------------------------------------------
                                                                               RATIO OF
                                                                                 NET
                                                   NET         RATIO OF       INVESTMENT
                                                ASSETS AT     EXPENSES TO      INCOME TO     RATIO OF
                                                  END OF         AVERAGE         AVERAGE     EXPENSES TO
                                    TOTAL         PERIOD          NET            NET         AVERAGE NET     PORTFOLIO
                                   RETURN(b)      (000'S)       ASSETS(c)      ASSETS(c)     ASSETS(c)(d)    TURNOVER(e)
------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002          3.94%        $284,841       0.56%          5.06%           0.56%          77.82%
Year ended October 31, 2003          5.71%         110,968       0.56%          4.30%           0.56%          70.91%
Year ended October 31, 2004          5.46%         109,518       0.64%          4.20%           0.64%          34.88%
Year ended October 31, 2005          1.55%(f)       89,743       0.52%(f)       4.15%(f)        0.52%(f)      176.60%
Year ended October 31, 2006          5.56%          80,976       0.56%          5.05%           0.80%         273.91%
------------------------------------------------------------------------------------------------------------------------


       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Core Plus Fixed Income Portfolio.

       (b) Not Annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (c) Annualized for periods less than one year.

       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

       (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

       (f) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.11% for the Advisor Shares.

FINANCIAL HIGHLIGHTS              [GRAPH GRAPHIC]



                              HSBC INVESTOR HIGH YIELD FIXED INCOME FUND


       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.(a)




                                                             INVESTMENT ACTIVITIES                    DIVIDENDS
                                                   ------------------------------------------   ----------------------
                                                                NET REALIZED AND
                                     NET ASSET        NET       UNREALIZED GAINS
                                       VALUE,      INVESTMENT    (LOSSES) FROM     TOTAL FROM      NET
                                    BEGINNING OF     INCOME        INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                       PERIOD        (LOSS)       TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
-----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2006 (f)    $10.00         0.71            0.14            0.85        (0.71)       (0.71)
-----------------------------------------------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTARY DATA
                                                        --------------------------------------------------------------------
                                                                                       RATIO OF NET
                                                        NET ASSETS AT     RATIO OF      INVESTMENT        RATIO OF
                               NET ASSET                   END OF        EXPENSES TO     INCOME TO      EXPENSES TO
                               VALUE, END      TOTAL       PERIOD          AVERAGE      AVERAGE NET       AVERAGE        PORTFOLIO
                               OF PERIOD     RETURN(b)     (000'S)      NET ASSETS(c)    ASSETS(C)    NET ASSETS(c)(d)  TURNOVER(e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended
October 31, 2006 (f)   $10.14  8.73%          $2,568       0.55%          7.53%            3.29%           13.61%
-----------------------------------------------------------------------------------------------------------------------------------



(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor High
     Yield Fixed Income Portfolio.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)  Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all its investable assets.

(f)  Class I Shares commenced operations on November 18, 2005.

               HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

  SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.(a)

                                                                                   INVESTMENT ACTIVITIES
                                                                          ----------------------------------------
                                                                                        NET REALIZED
                                                                                            AND
                                                                                         UNREALIZED
                                                              NET ASSET      NET       GAINS (LOSSES)
                                                               VALUE,     INVESTMENT        FROM        TOTAL FROM
                                                              BEGINNING     INCOME       INVESTMENT     INVESTMENT
                                                              OF PERIOD     (LOSS)      TRANSACTIONS    ACTIVITIES
------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year ended October 31, 2002                                    $10.59        0.46          (0.09)          0.37
Year ended October 31, 2003                                     10.45        0.33           0.10           0.43
Year ended October 31, 2004                                     10.48        0.33           0.09           0.42
Year ended October 31, 2005                                     10.08        0.35          (0.30)          0.05
Year ended October 31, 2006                                      9.68        0.47           0.05           0.52
------------------------------------------------------------------------------------------------------------------

                                                                                     DIVIDENDS
                                                                       -------------------------------------
                                                                                                       NET
                                                                           NET REALIZED               ASSET
                                                                 NET        GAINS FROM                VALUE,
                                                              INVESTMENT    INVESTMENT      TOTAL     END OF
                                                                INCOME     TRANSACTIONS   DIVIDENDS   PERIOD
------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year ended October 31, 2002                                     (0.46)        (0.05)        (0.51)    $10.45
Year ended October 31, 2003                                     (0.40)           --         (0.40)     10.48
Year ended October 31, 2004                                     (0.36)        (0.46)        (0.82)     10.08
Year ended October 31, 2005                                     (0.39)        (0.06)        (0.45)      9.68
Year ended October 31, 2006                                     (0.47)           --         (0.47)      9.73
------------------------------------------------------------------------------------------------------------

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                   ----------------------------------------------------------------
                                                                                             RATIO OF
                                                                                               NET
                                                                      NET       RATIO OF    INVESTMENT
                                                                   ASSETS AT    EXPENSES    INCOME TO      RATIO OF
                                                                    END OF     TO AVERAGE    AVERAGE     EXPENSES TO
                                                      TOTAL         PERIOD        NET          NET       AVERAGE NET     PORTFOLIO
                                                    RETURN(b)       (000'S)    ASSETS(c)    ASSETS(c)    ASSETS(c)(d)   TURNOVER(e)
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year ended October 31, 2002                            3.69%        $94,886      0.71%        4.42%         0.71%          44.04%
Year ended October 31, 2003                            4.12%         31,368      0.69%        3.62%         0.69%          98.42%
Year ended October 31, 2004                            4.25%         31,217      0.85%        3.28%         0.96%          50.06%
Year ended October 31, 2005                            0.45%(f)      24,744      0.76%(f)     3.60%(f)      0.85%(f)      107.26%
Year ended October 31, 2006                            5.5 %         13,000      0.58%        4.77%         1.38%         236.51%
----------------------------------------------------------------------------------------------------------------------------------


       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Intermediate Duration Fixed Income Portfolio.

      (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (c) Annualized for periods less than one year.

      (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

      (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.


      (f) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return was 0.08% for Class I Shares.

FINANCIAL HIGHLIGHTS              [GRAPH GRAPHIC]

                              HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        INVESTMENT ACTIVITIES                            DIVIDENDS
                                               ----------------------------------------    -------------------------------------
                                                             NET REALIZED
                                                                 AND
                                                              UNREALIZED
                                                            GAINS (LOSSES)                              NET REALIZED
                                   NET ASSET                     FROM                                    GAINS FROM
                                    VALUE,        NET         INVESTMENT     TOTAL FROM       NET        INVESTMENT
                                   BEGINNING   INVESTMENT    AND FUTURES     INVESTMENT    INVESTMENT   AND FUTURES      TOTAL
                                   OF PERIOD     INCOME      TRANSACTIONS    ACTIVITIES      INCOME     TRANSACTIONS   DIVIDENDS
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year ended October 31, 2002         $10.93        0.41           0.16           0.57         (0.41)           --         (0.41)
Year ended October 31, 2003          11.09        0.41           0.12           0.53         (0.41)           --         (0.41)
Year ended October 31, 2004          11.21        0.37           0.17           0.54         (0.37)        (0.06)        (0.43)
Year ended October 31, 2005          11.32        0.37          (0.22)          0.15         (0.37)        (0.02)        (0.39)
Year ended October 31, 2006          11.08        0.39           0.12           0.51         (0.39)        (0.02)        (0.41)
--------------------------------------------------------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                       -------------------------------------------------------------------------
                                                                                 RATIO OF
                                                                                   NET
                                    NET                   NET                   INVESTMENT
                                   ASSET               ASSETS AT    RATIO OF    INCOME TO      RATIO OF
                                   VALUE,               END OF      EXPENSES     AVERAGE     EXPENSES TO
                                   END OF     TOTAL     PERIOD     TO AVERAGE      NET       AVERAGE NET     PORTFOLIO
                                   PERIOD   RETURN(A)   (000'S)    NET ASSETS   ASSETS(B)    ASSETS(B)(C)   TURNOVER(D)
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year ended October 31, 2002        $11.09    5.34%     $19,753     0.70%        3.76%          0.70%         30.70%
Year ended October 31, 2003         11.21    4.84%      20,290     0.67%        3.67%          0.67%         29.79%
Year ended October 31, 2004         11.32    4.83%      19,908     0.62%        3.27%          0.62%         26.96%
Year ended October 31, 2005         11.08    1.28%(e)   16,981     0.63%(e)     3.27%(e)       0.64%         13.87%
Year ended October 31, 2006         11.18    4.71%      13,746     0.68%        3.55%          0.68%         12.69%
--------------------------------------------------------------------------------------------------------------------------------


(a) Not Annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(b) Annualized for periods less than one year.

(c) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without the distinguishing between the classes of shares issued.

(e) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return was 0.01% for Class I Shares.

FINANCIAL HIGHLIGHTS      [GRAPH GRAPHIC]
--------------------------------------------------------------------------
                          HSBC INVESTOR GROWTH FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
INDICATED.(a)

                                                    INVESTMENT ACTIVITIES                                DIVIDENDS
                                   ------------------------------------------------------   -------------------------------------
                                                                     NET
                                                                   REALIZED
                                                                     AND
                                                                  UNREALIZED
                                                                    GAINS
                                                                   (LOSSES)
                                                                     FROM                                     NET
                                      NET ASSET      NET          INVESTMENT                                REALIZED
                                        VALUE,     INVESTMENT        AND        TOTAL FROM      NET        GAINS FROM
                                      BEGINNING     INCOME         FUTURES      INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                      OF PERIOD     (LOSS)       TRANSACTIONS   ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2004 (f)       $12.67        (0.01)        (0.11)       (0.12)          --           --            --
Year ended October 31, 2005              12.55         0.06          1.59         1.65         (0.08)         --           (0.08)
Year ended October 31, 2006              14.12         0.02*         0.99         1.01           --          (0.23)        (0.23)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     RATIOS/SUPPLEMENTARY DATA
                                   ---------------------------------------------------------------------------------------------
                                      NET                   NET                         RATIO OF NET
                                    ASSET                ASSETS AT      RATIO OF       INVESTMENT      RATIO OF
                                    VALUE,                 END OF      EXPENSES TO      INCOME TO     EXPENSES TO
                                    END OF    TOTAL        PERIOD      AVERAGE NET     AVERAGE NET    AVERAGE NET     PORTFOLIO
                                    PERIOD   RETURN(b)    (000'S)       ASSETS(c)       ASSETS(c)     ASSETS(c)(d)   TURNOVER(e)
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2004 (f)   $12.55     0.95 %      $19,115         0.95%          (0.17)%        1.06%        53.08%
Year ended October 31, 2005          14.12    13.17 %(g)    13,107         0.90%(g)        0.56 %(g)     1.07%(g)     79.54%
Year ended October 31, 2006          14.90     7.21 %       15,042         0.95%            0.12%        1.19%        75.06%
--------------------------------------------------------------------------------------------------------------------------------



* Calculated based on average shares outstanding.

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Growth Portfolio.

(b) Not Annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c) Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all its investable assets.

(f) Class I Shares commenced operations on May 7, 2004.

(g) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return was 0.05% for Class I Shares.

FINANCIAL HIGHLIGHTS       [GRAPH GRAPHIC]

                            HSBC INVESTOR GROWTH AND INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                          INVESTMENT ACTIVITIES                   DIVIDENDS
                                                                 ----------------------------------------   --------------------
                                                                               NET REALIZED
                                                                                   AND
                                                                               UNREALIZED
                                                    NET ASSET      NET       GAINS (LOSSES)
                                                      VALUE     INVESTMENT        FROM        TOTAL FROM      NET
                                                    BEGINNING     INCOME       INVESTMENT     INVESTMENT   INVESTMENT     TOTAL
                                                    OF PERIOD     (LOSS)      TRANSACTIONS    ACTIVITIES     INCOME     DIVIDENDS
---------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year ended October 31, 2002                           $8.92        0.06          (1.73)         (1.67)       (0.03)       (0.03)
Year ended October 31, 2003                            7.22        0.07           1.19           1.26        (0.08)       (0.08)
Year ended October 31, 2004                            8.40        0.07           0.36           0.43        (0.06)       (0.06)
Year ended October 31, 2005                            8.77        0.10           1.00           1.10        (0.12)       (0.12)
Year ended October 31, 2006                            9.75        0.01*          1.25           1.26        (0.01)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  RATIOS/SUPPLEMENTARY DATA
                                                           --------------------------------------------------------------------
                                                                        RATIO OF NET
                                      NET                                RATIO OF     INVESTMENT
                                     ASSET                 NET ASSETS    EXPENSES       INCOME         RATIO OF
                                     VALUE,                AT END OF    TO AVERAGE     (LOSS) TO      EXPENSES TO
                                     END OF     TOTAL        PERIOD        NET        AVERAGE NET     AVERAGE NET     PORTFOLIO
                                     PERIOD   RETURN(a)     (000'S)     ASSETS(b)      ASSETS(b)     ASSETS(b)(c)    TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year ended October 31, 2002           $ 7.22    (18.76)%     $168,812      0.76%          0.66%           0.76%          59.85%
Year ended October 31, 2003             8.40      17.63%      203,458      0.79%          0.96%           0.79%          64.52%
Year ended October 31, 2004             8.77       5.18%      196,219      0.77%          0.77%           0.77%          73.68%
Year ended October 31, 2005             9.75      12.61%(e)    46,888      0.80%(e)       1.20%(e)        0.86%         106.49%
Year ended October 31, 2006            11.00      12.88%       40,925      1.01%          0.04%           1.22%          34.85%
-------------------------------------------------------------------------------------------------------------------------------



       *  Calculated based on average shares outstanding.

      (a) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

      (b) Annualized for periods less than one year.

      (c) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been indicated.

      (d) Portfolio turnover is calculated on the basis of the Fund as a whole, without the distinguishing between the classes of shares issued.

      (e) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return was 0.03% for Class I Shares.

FINANCIAL HIGHLIGHTS           [SCALE GRAPHIC]

                              HSBC INVESTOR INTERNATIONAL EQUITY FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.(a)

                                                         INVESTMENT ACTIVITIES                           DIVIDENDS
                                                ----------------------------------------   -------------------------------------
                                                           NET REALIZED
                                                               AND
                                                            UNREALIZED
                                                          GAINS (LOSSES)                           NET REALIZED
                                                               FROM                                 GAINS FROM              NET
                                 NET ASSET                 INVESTMENT                               INVESTMENT             ASSET
                                   VALUE,        NET       AND FOREIGN   TOTAL FROM      NET       AND FOREIGN             VALUE,
                                 BEGINNING   INVESTMENT     CURRENCY     INVESTMENT   INVESTMENT    CURRENCY      TOTAL    END OF
                                 OF PERIOD     INCOME     TRANSACTIONS   ACTIVITIES     INCOME    TRANSACTIONS  DIVIDENDS  PERIOD
--------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002      $12.56       0.09        (1.73)         (1.64)       (0.19)         --         (0.19)    $10.73
Year ended October 31, 2003       10.73       0.20         2.02           2.22        (0.19)         --         (0.19)     12.76
Year ended October 31, 2004       12.76       0.18         2.32           2.50        (0.39)         --         (0.39)     14.87
Year ended October 31, 2005       14.87       0.31         2.59           2.90        (0.23)         --         (0.23)     17.54
Year ended October 31, 2006       17.54       0.38         5.14           5.52        (0.36)      (0.60)        (0.96)     22.10
--------------------------------------------------------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                       ------------------------------------------------------------------------
                                                          NET         RATIO OF      RATIO OF NET     RATIO OF
                                                         ASSETS       EXPENSES       INVESTMENT      EXPENSES
                                                        AT END OF    TO AVERAGE      INCOME TO      TO AVERAGE
                                             TOTAL       PERIOD         NET          AVERAGE NET       NET          PORTFOLIO
                                            RETURN(b)    (000'S)      ASSETS(c)      ASSETS(c)      ASSETS(c)(d)    TURNOVER(e)
-------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002                 (13.32)%     $194,704      0.99%        0.70%          0.99%            31.63%
Year ended October 31, 2003                  21.03 %      123,658      1.07%        1.16%          1.07%            68.51%
Year ended October 31, 2004                  20.06 %      148,317      1.05%        1.39%          1.05%           106.11%
Year ended October 31, 2005                  19.69 %      193,144      0.92%        2.01%          0.92%            31.32%
Year ended October 31, 2006                  32.70 %      283,749      0.97%        2.02%          0.97%            33.39%
----------------------------------------------------------------------------------------------------------------------------


       (a) The per share amounts and percentages reflect income and expense assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor International Equity Portfolio.

       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (c) Annualized for periods less than one year.

       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

       (e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its inevitable assets.

FINANCIAL HIGHLIGHTS [GRAPH GRAPHIC]
--------------------------------------------------------------------------------

                              HSBC INVESTOR MID-CAP FUND

   SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                        INVESTMENT ACTIVITIES                    DIVIDENDS
                                               ---------------------------------------   ------------------------
                                                             NET REALIZED
                                                                 AND
                                                              UNREALIZED
                                                            GAINS (LOSSES)               NET REALIZED
                                   NET ASSET                     FROM                     GAINS FROM
                                    VALUE,        NET         INVESTMENT    TOTAL FROM    INVESTMENT
                                   BEGINNING   INVESTMENT     AND OPTION    INVESTMENT    AND OPTION      TOTAL
                                   OF PERIOD      LOSS       TRANSACTIONS   ACTIVITIES   TRANSACTIONS   DIVIDENDS
-----------------------------------------------------------------------------------------------------------------
TRUST SHARES
Year ended October 31, 2002          $7.91       (0.02)         (1.56)        (1.58)           --           --
Year ended October 31, 2003           6.33       (0.01)          1.69          1.68            --           --
Year ended October 31, 2004           8.01       (0.02)*         0.53          0.51            --           --
Year ended October 31, 2005           8.52       (0.02)*         1.48          1.46            --           --
Year ended October 31, 2006           9.98        0.03 *         1.20          1.23         (2.18)       (2.18)
------------------------------------------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                       -----------------------------------------------------------------
                                                                                 RATIO OF
                                                                                   NET
                                    NET                   NET                   INVESTMENT
                                   ASSET               ASSETS AT    RATIO OF      LOSS TO      RATIO OF
                                   VALUE,               END OF      EXPENSES      AVERAGE     EXPENSES TO
                                   END OF     TOTAL     PERIOD     TO AVERAGE       NET       AVERAGE NET     PORTFOLIO
                                   PERIOD   RETURN(a)   (000'S)    NET ASSETS     ASSETS(b)   ASSETS(b)(c)   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
Year ended October 31, 2002        $6.33     (19.97)%   $ 98,059       0.82%       (0.18)%         0.82%        140.23%
Year ended October 31, 2003         8.01      26.54%     160,621       0.85%       (0.17)%         0.85%        100.86%
Year ended October 31, 2004         8.52       6.37%     117,354       0.84%       (0.28)%         0.84%        106.72%
Year ended October 31, 2005         9.98      17.14%(e)   19,618       0.89%(e)    (0.19)%(e)      1.02%        169.62%
Year ended October 31, 2006         9.03      13.97%      17,029       1.26%        0.29 %         1.60%         53.16%
-----------------------------------------------------------------------------------------------------------------------


       * Calculated based on average shares outstanding.

       (a) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (b) Annualized for periods less than one year.

       (c) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been indicated.

       (d) Portfolio turnover is calculated on the basis of the Fund as a whole, without the distinguishing between the classes of shares issued.


       (e) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio and net income ratio was 0.09% for Trust Shares. The corresponding impact to the total return was 0.56% for Trust Shares.

FINANCIAL HIGHLIGHTS      [GRAPH GRAPHIC]
--------------------------------------------------------------------------

                              HSBC INVESTOR OPPORTUNITY FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.(a)

                                                       INVESTMENT ACTIVITIES                         DIVIDENDS
                                         -------------------------------------------------   -----------------------
                                                                    NET
                                                                 REALIZED
                                                                    AND
                                                                 UNREALIZED                      NET
                                                                    GAINS                      REALIZED                  NET
                                        NET ASSET                  (LOSSES)                     GAINS                   ASSET
                                          VALUE,        NET           FROM       TOTAL FROM      FROM                   VALUE,
                                        BEGINNING   INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT      TOTAL     END OF
                                        OF PERIOD      LOSS      TRANSACTIONS   ACTIVITIES   TRANSACTIONS   DIVIDENDS   PERIOD
-------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002               $11.32       (0.09)        (1.96)       (2.05)         --          --        $ 9.27
Year ended October 31, 2003                 9.27       (0.06)         3.15         3.09          --          --         12.36
Year ended October 31, 2004                12.36       (0.08)         0.79         0.71          --          --         13.07
Year ended October 31, 2005                13.07       (0.10)         1.97         1.87          --          --         14.94
Year ended October 31, 2006                14.94       (0.09)         2.93         2.84        (0.50)      (0.50)       17.28
-----------------------------------------------------------------------------------------------------------------------------
                                                                               RATIOS/SUPPLEMENTARY DATA
                                                           -----------------------------------------------------------------
                                                                                     RATIO OF
                                                                       RATIO OF        NET          RATIO OF
                                                              NET      EXPENSES     INVESTMENT      EXPENSES
                                                           ASSETS AT      TO         LOSS TO           TO
                                                            END OF      AVERAGE      AVERAGE        AVERAGE
                                                 TOTAL      PERIOD        NET          NET            NET         PORTFOLIO
                                               RETURN(b)    (000'S)    ASSETS(c)    ASSETS(c)     ASSETS(c)(d)   TURNOVER(e)
----------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002                     (18.11)%   $190,686      1.07%       (0.87)%          1.07%        103.90%
Year ended October 31, 2003                      33.33%     326,072      1.01%       (0.72)%          1.01%        152.05%
Year ended October 31, 2004                       5.74%     279,669      0.98%       (0.62)%          0.98%         81.75%
Year ended October 31, 2005                      14.31%(f)  177,519      0.94%(f)    (0.54)%(f)       0.94%(f)      63.95%
Year ended October 31, 2006                      19.40%     192,124      1.03%       (0.51)%          1.03%         60.83%
----------------------------------------------------------------------------------------------------------------------------



(a) The per share amounts and percentages reflect income and expense assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Opportunity Portfolio.


(b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c) Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(f) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return was 0.04% for the Advisor Shares.

FINANCIAL HIGHLIGHTS              [GRAPH GRAPHIC]

                              HSBC INVESTOR VALUE FUND

   SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.(A)

                                                         INVESTMENT ACTIVITIES                          DIVIDENDS
                                                --------------------------------------  ----------------------------------
                                                             NET REALIZED
                                                                 AND
                                                              UNREALIZED                            NET REALIZED              NET
                                     NET ASSET                GAINS FROM                             GAINS FROM              ASSET
                                      VALUE,       NET        INVESTMENT    TOTAL FROM     NET       INVESTMENT              VALUE,
                                     BEGINNING  INVESTMENT   AND FUTURES    INVESTMENT  INVESTMENT  AND FUTURES     TOTAL    END OF
                                     OF PERIOD    INCOME     TRANSACTIONS   ACTIVITIES    INCOME    TRANSACTIONS  DIVIDENDS  PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2004 (f)     $12.67       0.07          0.70          0.77       (0.06)          --        (0.06)   $13.38
Year ended October 31, 2005            13.38       0.13          1.86          1.99       (0.11)       (0.13)       (0.24)    15.13
Year ended October 31, 2006            15.13       0.15 *        2.94          3.09       (0.23)       (1.29)       (1.52)    16.70
--------------------------------------------------------------------------------------

                                                                         RATIOS/SUPPLEMENTARY DATA
                                                             ---------------------------------------------------
                                                                          RATIO OF
                                                                            NET
                                                     NET      RATIO OF   INVESTMENT
                                                  ASSETS AT   EXPENSES    LOSS TO       RATIO OF
                                                   END OF    TO AVERAGE   AVERAGE     EXPENSES TO
                                       TOTAL       PERIOD       NET         NET       AVERAGE NET     PORTFOLIO
                                     RETURN(B)     (000'S)   ASSETS(C)   ASSETS(C)    ASSETS(C)(D)   TURNOVER(E)
-----------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2004 (f)        6.05%     $25,600     0.95%       1.05%      1.00%          10.33%
Year ended October 31, 2005             14.96%(g)   15,044     0.90%(g)    0.91%(g)   1.02%(g)       16.45%
Year ended October 31, 2006             21.90%      18,036     0.95%       0.99%      1.18%          20.63%
-----------------------------------------------------------------------------------------------------------------



*   Calculated based on average shares outstanding.


(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Value Portfolio.

(b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c) Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all its investable assets.

(f) Class I Shares commenced operations on May 7, 2004.

(g) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return was 0.05% for Class I Shares.

                        TAXABLE EQUIVALENT YIELD TABLES

The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2006 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).

                        FEDERAL AND NEW YORK STATE TABLE

-----------------------------------------------------------------------------------------------
          TAXABLE INCOME*
------------------------------------  INCOME                    TAX-EXEMPT YIELD
     SINGLE              JOINT          TAX       ---------------------------------------------
     RETURN             RETURN        BRACKET**           1.50%   2.00%   2.50%   3.00%   3.50%
                                                  1.00%
                                                            EQUIVALENT TAXABLE YIELD
-----------------  -----------------  ---------   ---------------------------------------------
$   0-$ 7,550      $   0-$ 15,100      13.60%     1.16%   1.74%   2.31%   2.89%   3.47%   4.05%
$ 7,551-$ 30,650   $ 15,101-$ 61,300   20.82%     1.26%   1.89%   2.53%   3.16%   3.79%   4.42%
$ 30,651-$ 74,200  $ 61,301-$123,700   31.68%     1.46%   2.20%   2.93%   3.66%   4.39%   5.12%
$ 74,201-$154,800  $123,701-$188,450   32.93%     1.49%   2.24%   2.98%   3.73%   4.47%   5.22%
$154,801-$336,550  $188,451-$336,550   37.59%     1.60%   2.40%   3.20%   4.01%   4.81%   5.61%
$336,551 & over    $336,551 & over     39.45%     1.65%   2.48%   3.30%   4.13%   4.95%   5.78%

-----------------  -------------------------------------
                   -------------------------------------

          TAXABLE  4.00%   4.50%   5.00%   5.50%   6.00%
-----------------
     SINGLE
     RETURN

-----------------  -------------------------------------
$   0-$ 7,550      4.63%   5.21%   5.79%   6.37%   6.94%
$ 7,551-$ 30,650   5.05%   5.68%   6.31%   6.95%   7.58%
$ 30,651-$ 74,200  5.85%   6.59%   7.32%   8.05%   8.78%
$ 74,201-$154,800  5.96%   6.71%   7.46%   8.20%   8.95%
$154,801-$336,550  6.41%   7.21%   8.01%   8.81%   9.61%
$336,551 & over    6.61%   7.43%   8.26%   9.08%   9.91%

------------

 * Net amount subject to federal and New York State personal income tax after deductions and exemptions.

** Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax; (ii) the New York State tax table benefit recapture tax; or (iii) the 7.7% New York State tax rate applicable to income over $500,000 per year. Also, it is assumed that:
(i) there are no federal or New York State minimum taxes applicable or (ii) a shareholder has no net capital gain. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

                FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE

-----------------------------------------------------------------------------------------------
          TAXABLE INCOME*
------------------------------------  INCOME                    TAX-EXEMPT YIELD
     SINGLE              JOINT          TAX       ---------------------------------------------
     RETURN             RETURN        BRACKET**           1.50%   2.00%   2.50%   3.00%   3.50%
                                                  1.00%
                                                            EQUIVALENT TAXABLE YIELD
-----------------  -----------------  ---------   ---------------------------------------------
$   0-$ 7,550      $   0-$ 15,100      14.76%     1.17%   1.76%   2.35%   2.93%   3.52%   4.11%
$ 7,551-$ 30,650   $ 15,101-$ 61,300   22.17%     1.28%   1.93%   2.57%   3.21%   3.85%   4.50%
$ 30,651-$ 74,200  $ 61,301-$123,700   31.35%     1.46%   2.18%   2.91%   3.64%   4.37%   5.10%
$ 74,201-$154,800  $123,701-$188,450   34.09%     1.52%   2.28%   3.03%   3.79%   4.55%   5.31%
$154,801-$336,550  $188,451-$336,550   38.67%     1.63%   2.45%   3.26%   4.08%   4.89%   5.71%
$336,551 & over    $336,551 & over     40.50%     1.68%   2.52%   3.36%   4.20%   5.04%   5.88%

-----------------  --------------------------------------
                   --------------------------------------

          TAXABLE  4.00%   4.50%   5.00%   5.50%   6.00%
-----------------
     SINGLE
     RETURN

-----------------  --------------------------------------
$   0-$ 7,550      4.69%   5.28%   5.87%   6.45%    7.04%
$ 7,551-$ 30,650   5.14%   5.78%   6.42%   7.07%    7.71%
$ 30,651-$ 74,200  5.83%   6.55%   7.28%   8.01%    8.74%
$ 74,201-$154,800  6.07%   6.83%   7.59%   8.34%    9.10%
$154,801-$336,550  6.52%   7.34%   8.15%   8.97%    9.78%
$336,551 & over    6.72%   7.56%   8.40%   9.24%   10.08%

------------

 * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.

** Effective combined federal, state and city tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.
                                                                             129

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are or will be available free upon request:


ANNUAL/SEMIANNUAL REPORTS:

Each Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI AND PROSPECTUSES OF OTHER FUNDS IN THE HSBC INVESTOR FAMILY OF FUNDS FROM THE FUNDS' WEBSITE AT WWW.INVESTORFUNDS.US.HSBC.COM. YOU CAN ALSO OBTAIN THESE ITEMS, OR REQUEST OTHER INFORMATION, AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THROUGH WHICH SHARES OF THE FUNDS MAY BE PURCHASED OR SOLD, OR CONTACT THE FUNDS AT:

                    HSBC INVESTOR FUNDS
                    P.O. BOX 182845
                    COLUMBUS, OHIO 43218-2845
                    TELEPHONE: 1-800-782-8183
                    ---------------------------------------------

You can review and copy the Funds' annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:


  For a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.



   Free from the Commission's Website at www.sec.gov.



Investment Company Act file nos. 811-4782, 811-7583.
HSB-PU-ADV 0207

HSBC Investor Funds

Prospectus and Privacy Policy

                                                           February 28, 2007

MONEY MARKET FUNDS:

HSBC Investor California Tax-Free Money Market Fund
HSBC Investor Cash Management Fund
HSBC Investor Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund
HSBC Investor Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
      SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                [HSBC LOGO]

                               PRIVACY POLICY FOR
                              HSBC INVESTOR FUNDS
-------------------------------------------------------------------------------
THIS PRIVACY POLICY NOTICE SUMMARIZES THE COLLECTION AND DISCLOSURE OF NONPUBLIC PERSONAL INFORMATION ('INFORMATION') OF CUSTOMERS ('YOU') OF THE HSBC INVESTOR FAMILY OF FUNDS ('WE' OR 'US'). IF YOU ARE AN INDIVIDUAL SHAREHOLDER OF RECORD OF ANY SERIES OF THE FUNDS, WE CONSIDER YOU TO BE A CUSTOMER OF THE HSBC INVESTOR FAMILY OF FUNDS. SHAREHOLDERS PURCHASING OR OWNING SHARES OF ANY OF THE HSBC INVESTOR FAMILY OF FUNDS THROUGH THEIR BANK, BROKER, OR OTHER FINANCIAL INSTITUTION SHOULD CONSULT THAT FINANCIAL INSTITUTION'S PRIVACY POLICIES.

WE COLLECT THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
-------------------------------------------------------------------------------
We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

WE DISCLOSE THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
-------------------------------------------------------------------------------
We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

WE DISCLOSE INFORMATION ABOUT YOU TO THE FOLLOWING TYPES OF THIRD PARTIES
-------------------------------------------------------------------------------
We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, National Association, HSBC Investments (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

PROTECTING THE SECURITY AND CONFIDENTIALITY OF YOUR INFORMATION
-------------------------------------------------------------------------------
We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

                       This is not part of the prospectus

HSBC Investor Funds

Prospectus

                                                               February 28, 2007

MONEY MARKET FUNDS:

HSBC Investor California Tax-Free Money Market Fund
HSBC Investor Cash Management Fund
HSBC Investor Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund
HSBC Investor Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
      SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                [HSBC LOGO]

HSBC INVESTOR FUNDS             TABLE OF CONTENTS
-------------------------------------------------------------------------------


                   [SCALE GRAPHIC]       RISK/RETURN SUMMARY AND FUND EXPENSES
------------------------------------------------------------------------------------------------------
Carefully review this                           3  Overview
important section, which                        4  HSBC Investor California Tax-Free Money Market Fund
summarizes each Fund's                         10  HSBC Investor Cash Management Fund
investments, risks, past                       13  HSBC Investor Money Market Fund
performance, and fees                          17  HSBC Investor New York Tax-Free Money Market Fund
                                               23  HSBC Investor Tax-Free Money Market Fund
                                               28  HSBC Investor U.S. Government Money Market Fund
                                               32  HSBC Investor U.S. Treasury Money Market Fund

                [MONEY GRAPHIC]          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
------------------------------------------------------------------------------------------------------
Review this section for                        37  HSBC Investor California Tax-Free Money Market Fund
information on investment                      38  HSBC Investor Cash Management Fund
strategies and risks                           39  HSBC Investor Money Market Fund
                                               40  HSBC Investor New York Tax-Free Money Market Fund
                                               41  HSBC Investor Tax-Free Money Market Fund
                                               42  HSBC Investor U.S. Government Money Market Fund
                                               43  HSBC Investor U.S. Treasury Money Market Fund
                                               44  General Risk Factors: All Money Market Funds
                                               45  Specific Risk Factors
                                               46  Portfolio Holdings

                   [TRIGLASS GRAPHIC]    FUND MANAGEMENT
------------------------------------------------------------------------------------------------------
Review this section                            47  The Investment Adviser
for details on                                 47  The Distributor, Administrator and
the people and                                     Sub-Administrator
organizations who provide
services to the Funds

                [PHONE GRAPHIC]          SHAREHOLDER INFORMATION
------------------------------------------------------------------------------------------------------
Review this section for                        48  Pricing of Fund Shares
details on how                                 49  Purchasing and Adding to Your Shares
shares are valued, and                         54  Selling Your Shares
how to purchase,                               57  Distribution Arrangements/Sales Charges
sell and exchange shares.                      59  Distribution and Shareholder Servicing
This section also describes                    60  Arrangements --
related charges and                            61  Revenue Sharing
payments of dividends                          62  Exchanging Your Shares
and distributions                                  Delivery of Shareholder Documents
                                                   Dividends, Distributions and Taxes

                   [GRAPH GRAPHIC]       FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
Review this section                            64  HSBC Investor California Tax-Free Money Market Fund
for details on selected                        65  HSBC Investor Money Market Fund
financial statements                           66  HSBC Investor New York Tax-Free Money Market Fund
of the Funds                                   67  HSBC Investor Tax-Free Money Market Fund
                                               68  HSBC Investor U.S. Government Money Market Fund
                                               69  HSBC Investor U.S. Treasury Money Market Fund

                   [SCALE GRAPHIC]       TAXABLE EQUIVALENT YIELD TABLES
------------------------------------------------------------------------------------------------------
                                               70  Taxable Equivalent Yield Tables

HSBC INVESTOR FUNDS
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      OVERVIEW

THE FUNDS                             HSBC Investor Funds is a mutual fund family that offers a
                                      variety of separate investment portfolios, each with
                                      individual investment objectives and strategies. This
                                      prospectus provides you important information about the
                                      Money Market Funds ('Funds').

                                      Each Fund offers five different classes of shares through
                                      this prospectus: Class A Shares, Class B Shares, Class C
                                      Shares, Class D Shares and Class Y Shares. The HSBC Investor
                                      Cash Management Fund, HSBC Investor Money Market Fund, HSBC
                                      Investor Tax-Free Money Market Fund, HSBC Investor U.S.
                                      Government Money Market Fund and HSBC Investor U.S. Treasury
                                      Money Market Fund also offer Class I Shares. Each class of shares has different characteristics and is subject to
                                      different fees and expenses. The following pages of this
                                      prospectus will highlight these differences. The Funds'
                                      Statement of Additional Information ('SAI') contains a more detailed discussion of the different classes of shares.
                                      Please read this prospectus and keep it for future
                                      reference.

                                      The investment objective and strategies of each Fund (except the primary investment policy and certain other policies of the HSBC Investor California Tax-Free Money Market Fund,
                                      HSBC Investor New York Tax-Free Money Market Fund and HSBC
                                      Investor Tax-Free Money Market Fund) are non-fundamental and may be changed without shareholder approval. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an
                                      appropriate investment in light of their current financial position and needs. There can be no assurance that the
                                      investment objective of a Fund will be achieved.

                                      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA,
                                      N.A., AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
                                      AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF
                                      YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE
                                      MONEY BY INVESTING IN A FUND.

WHO MAY WANT TO INVEST?               Consider investing in a Fund if you are:

                                         Seeking preservation of capital

                                         Investing for short-term needs

                                         Have a low risk tolerance

                                         Willing to accept lower potential returns in exchange for
                                         a high degree of safety

                                         Seeking tax-free income (California Tax-Free Money Market
                                         Fund, New York Tax-Free Money Market Fund and Tax-Free
                                         Money Market Fund only)

                                      A Fund will not be appropriate for anyone:

                                         Seeking high total returns

                                         Pursuing a long-term goal or investment for retirement

                                         Investing through a tax advantaged retirement plan
                                         (California Tax-Free Money Market Fund, New York Tax-Free
                                         Money Market Fund and Tax-Free Money Market Fund only)

                                         Who does not live in California (California Tax-Free
                                         Money Market Fund only)

                                         Who does not live in New York (New York Tax-Free Money
                                         Market Fund only)

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                            HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND


INVESTMENT OBJECTIVE                The investment objective of the HSBC Investor California
                                    Tax-Free Money Market Fund (the 'Fund') is to provide
                                    shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES     The Fund seeks to achieve its investment objective by
                                    normally investing at least 80% of its net assets in
                                    short-term, high quality, tax-exempt money market
                                    instruments that provide interest exempt from regular
                                    federal income taxes and California personal income taxes.

                                    The Fund invests primarily in high-quality commercial paper, including variable amount master demand notes and
                                    asset-backed commercial paper, municipal bonds, and
                                    municipal notes, including tax and revenue authorization
                                    notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

                                    The Fund may invest up to 20% of its assets in participation interests issued by banks in industrial development bonds
                                    and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or
                                    P-2 or equivalent or higher by a nationally recognized
                                    statistical ratings organization, or of comparable quality).

PRINCIPAL INVESTMENT RISKS          Market Risk: The Fund's performance per share will change
                                    daily based on many factors, including the quality of the
                                    instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                    conditions.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield or value of the Fund's investments in debt
                                    securities. If interest rates rise, the value of the Fund's investments may fall.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation. In addition, an issuer may suffer
                                    adverse changes in its financial condition that could lower the credit quality of the security, leading to greater
                                    volatility in the price of the security and in shares of the
                                    Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                    State-Specific Risk: A fund investing primarily within a
                                    single state is, by definition, less diversified
                                    geographically than one investing across many states and
                                    therefore has greater exposure to adverse economic and
                                    political changes within that state as well as risks
                                    associated with acts of terrorism that might impact the
                                    state of California. Historically, California and other
                                    issuers of California municipal obligations have experienced periods of severe recession and financial difficulty.
                                    Because a significant share of California's economy depends on business, financial services, entertainment and high-tech industries, any change in market conditions that adversely affects these industries could affect the ability of
                                    California and its localities to meet their financial
                                    obligations. If such difficulties arise in the future, you could lose money on your investment.

                                    Tax Risk: The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to
                                    federal and California personal income tax. In addition,
                                    dividends attributable to interest on certain municipal
                                    obligations may be included in a shareholder's alternative minimum taxable income.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                                PERFORMANCE BAR CHART AND TABLE

                                                YEAR-BY-YEAR
                                                TOTAL RETURNS
                                                AS OF 12/31
                                                FOR CLASS D SHARES

[PERFORMANCE BAR CHART]
2003   2004   2005   2006
0.53%  0.68%  1.87%  2.81%

The bar chart on this page shows the HSBC Investor California Tax-Free Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class Y Shares will differ from the returns for Class D Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


 Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:   3Q 2006 +0.74%
Worst quarter:  3Q 2003 +0.09%

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-----------------------------------------------------------------------------
The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.


 -----------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
 -----------------



                                       INCEPTION                         SINCE
                                         DATE        1 YEAR  3 YEARS   INCEPTION
---------------------------------------------------------------------------------
  CLASS D                           June 17, 2002    2.81%    1.78%      1.40%
---------------------------------------------------------------------------------
  CLASS Y                           July 18, 2002    3.07%    2.04%      1.67%
---------------------------------------------------------------------------------
  CLASS A*                          N/A               N/A      N/A        N/A
---------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)*   N/A               N/A      N/A        N/A
---------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)*   N/A               N/A      N/A        N/A
---------------------------------------------------------------------------------
  LIPPER CALIFORNIA TAX-EXEMPT
  MONEY MARKET FUNDS AVERAGE        --               2.83%    1.76%     1.38%**
---------------------------------------------------------------------------------



As of December 31, 2006, the 7-day yields of the Fund's Class D and Class Y shares were 3.14% and 3.39%, respectively. As of December 31, 2006, the 7-day taxable-equivalent yields of the Fund's Class D and Class Y shares were 5.33% and 5.75%, respectively. For current yield information on the Fund, call 1-800-782-8183.



* Average annual return and 7-day yield information is not provided because there were no Class A, Class B or Class C shareholders during the last fiscal year or as of December 31, 2006.


** Since June 30, 2002.
                                                                               7

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                                        FEES AND EXPENSES

As an investor in the California Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                              A SHARES     B SHARES   C SHARES   D SHARES     Y SHARES
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases (as a percentage of offering
price)                                    None         None       None       None         None
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (as a percentage of sales
price)                                    None          4.00%      1.00%     None         None
-------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)                                None         None       None       None         None
-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)                                  A SHARES     B SHARES   C SHARES   D SHARES     Y SHARES
-------------------------------------------------------------------------------------------------
    Advisory Services                      0.10%        0.10%      0.10%      0.10%        0.10%
    Operational Support                    0.10%        0.10%      0.10%      0.10%        0.10%
Total Management Fees                      0.20%        0.20%      0.20%      0.20%        0.20%
-------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                   0.00%(1)     0.75%      0.75%      0.00%(1)    None
-------------------------------------------------------------------------------------------------
    Shareholder servicing fee              0.40%(2)     0.25%      0.25%      0.25%       None
    Other operating expenses               0.27%        0.27%      0.27%      0.27%        0.27%
Total other expenses                       0.67%        0.52%      0.52%      0.52%        0.27%
-------------------------------------------------------------------------------------------------
Total Fund operating expenses              0.87%        1.47%      1.47%      0.72%        0.47%
-------------------------------------------------------------------------------------------------
Fee waivers and expense
reimbursement(3)                           0.07%        0.07%      0.07%      0.07%        0.07%
-------------------------------------------------------------------------------------------------
Net Fund operating expenses                0.80%        1.40%      1.40%      0.65%        0.40%
-------------------------------------------------------------------------------------------------



(1) There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.



(2) The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.



(3) HSBC Investments (USA) Inc. ('the Adviser') has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.80% for Class A Shares, 1.40% for Class B Shares, 1.40% for Class C Shares, 0.65% for Class D Shares and 0.40% for Class Y Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Fund offers five different types of shares. See 'Purchasing and Adding to Your Shares.'




The SAI contains a more detailed discussion of the different classes of shares.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                                        EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment
   5% annual return
   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                          1       3       5        10
                         YEAR    YEARS   YEARS   YEARS
  CLASS A SHARES          $82    $271    $475    $1,066
  -----------------------------------------------------
  CLASS B SHARES
   ASSUMING
    REDEMPTION           $543    $658    $796    $1,440
   ASSUMING NO
    REDEMPTION           $143    $458    $796    $1,440
  -----------------------------------------------------
  CLASS C SHARES
   ASSUMING
    REDEMPTION           $243    $458    $796    $1,751
   ASSUMING NO
    REDEMPTION           $143    $458    $796    $1,751
  -----------------------------------------------------
  CLASS D SHARES          $66    $223    $394      $888
  -----------------------------------------------------
  CLASS Y SHARES          $41    $144    $256      $585



* For Class B and Class C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                            HSBC INVESTOR CASH MANAGEMENT FUND


INVESTMENT OBJECTIVE                The investment objective of the Cash Management Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the
                                    preservation of capital.

PRINCIPAL INVESTMENT                The Fund seeks to achieve its investment objective by
STRATEGIES                          investing the assets of the Fund in a portfolio of the
                                    highest quality money market instruments with maturities of
                                    397 days or less and a dollar-weighted average portfolio
                                    maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

                                    The Fund invests primarily in bank certificates of deposit, time deposits, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S.
                                    government securities.

                                    The Fund may invest without limit in the banking industry.
                                    The Fund may also invest without limit in commercial paper and short-term corporate obligations of financial
                                    institutions (including foreign financial institutions).

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including the quality of the
                                    instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                    conditions.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield or value of the Fund's investments in debt
                                    securities. If interest rates rise, the value of the Fund's investments may fall.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation. In addition, an issuer may suffer
                                    adverse changes in its financial condition that could lower the credit quality of the security, leading to greater
                                    volatility in the price of the security and in shares of the
                                    Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

PERFORMANCE INFORMATION             No performance information is presented for the Fund because it had not commenced operations at the date of this
                                    prospectus.

HSBC INVESTOR CASH MANAGEMENT FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             FEES AND EXPENSES

As an investor in the HSBC Investor Cash Management Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                       A SHARES   B SHARES   C SHARES   D SHARES   I SHARES   Y SHARES
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases (as a percentage of
offering price)                     None       None       None       None       None       None
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (as a
percentage of sales price)          None      4.00%      1.00%       None       None       None
-------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)              None       None       None       None       None       None
-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)                 A SHARES   B SHARES   C SHARES   D SHARES   I SHARES   Y SHARES
-------------------------------------------------------------------------------------------------
    Advisory Services              0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
    Operational Support            0.10%      0.10%      0.10%      0.10%       None      0.10%
Total Management Fees              0.20%      0.20%      0.20%      0.20%      0.10%      0.20%
-------------------------------------------------------------------------------------------------
Distribution (12b-1) fee           0.00%(1)   0.75%      0.75%      0.00%(1)    None       None
-------------------------------------------------------------------------------------------------
    Shareholder servicing fee      0.40%(2)   0.25%      0.25%      0.25%       None       None
    Other operating expenses(3)    0.15%      0.15%      0.15%      0.15%      0.15%      0.15%
Total other expenses               0.55%      0.40%      0.40%      0.40%      0.15%      0.15%
-------------------------------------------------------------------------------------------------
Total Fund operating expenses      0.75%      1.35%      1.35%      0.60%      0.25%      0.35%
-------------------------------------------------------------------------------------------------
Fee waiver and/or expense
reimbursement(4)                   0.05%      0.05%      0.05%      0.05%      0.05%      0.05%
Net Fund operating expenses        0.70%      1.30%      1.30%      0.55%      0.20%      0.30%
-------------------------------------------------------------------------------------------------



(1) There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.



(2) The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.



(3) 'Other operating expenses' are based on estimated amounts for the current fiscal year.



(4) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.70% for Class A Shares, 1.30% for Class B Shares, 1.30% for Class C Shares, 0.55% for Class D Shares, 0.20% for Class I Shares and 0.30% for Class Y Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Fund offers six different types of shares. See 'Purchasing and Adding to Your Shares.'




The SAI contains a more detailed discussion of the different classes of shares.
                                                                              11

HSBC INVESTOR CASH MANAGEMENT FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             FEES AND EXPENSES
                                             CONTINUED

                                             EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                              1 YEAR    3 YEARS
  CLASS A SHARES                $72      $235
  ---------------------------------------------
  CLASS B SHARES
     ASSUMING REDEMPTION       $532      $623
     ASSUMING NO REDEMPTION    $132      $423
  ---------------------------------------------
  CLASS C SHARES
     ASSUMING REDEMPTION       $232      $423
     ASSUMING NO REDEMPTION    $132      $423
  ---------------------------------------------
  CLASS D SHARES                $56      $187
  ---------------------------------------------
  CLASS I SHARES                $20       $75
  ---------------------------------------------
  CLASS Y SHARES                $31      $107



* For Class B and Class C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The investment objective of the Money Market Fund is to
                                      provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the
                                      preservation of capital.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing the assets of the Fund in a portfolio of the
                                      highest quality money market instruments with maturities of
                                      397 days or less and a dollar-weighted average portfolio
                                      maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

                                      The Fund invests primarily in bank certificates of deposit, time deposits, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S.
                                      government securities.

                                      The Fund may invest without limit in the banking industry.
                                      The Fund may also invest without limit in commercial paper and short-term corporate obligations of financial
                                      institutions (including foreign financial institutions).

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interest rates rise, the value of the Fund's investments may fall.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of the security, leading to greater
                                      volatility in the price of the security and in shares of the
                                      Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

HSBC INVESTOR MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                                 PERFORMANCE BAR CHART AND TABLE

                                                 YEAR-BY-YEAR
                                                 TOTAL RETURNS
                                                 AS OF12/31
                                                 FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
1999   2000   2001   2002   2003   2004   2005   2006
4.62%  5.77%  3.70%  1.33%  0.59%  0.72%  2.53%  4.45%

The bar chart on this page shows the HSBC Investor Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I and Class Y Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class.


Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:   4Q 2000 +1.50%
Worst quarter:  4Q 2003 +0.11%


The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions. This information (as well as the performance bar chart) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.


 -----------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
 -----------------



                                          INCEPTION                             SINCE
                                             DATE       1 YEAR    5 YEARS     INCEPTION
  -------------------------------------------------------------------------------------
  CLASS A                               Nov. 13, 1998    4.45 %    1.91%        2.98%
  -------------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)        Apr. 4, 2001    (0.17)%    1.35%        1.50%
  -------------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)        Mar. 23, 2001    2.83 %    1.40%        1.53%
  -------------------------------------------------------------------------------------
  CLASS D                               Apr. 1, 1999     4.61 %    2.07%        3.05%
  -------------------------------------------------------------------------------------
  CLASS I                               Jan. 9, 2002     5.01 %     N/A         2.45%
  -------------------------------------------------------------------------------------
  CLASS Y                               Nov. 12, 1998    4.87 %    2.32%        3.38%
  -------------------------------------------------------------------------------------
  LIPPER MONEY MARKET FUNDS AVERAGE     --               4.21 %    1.73%        2.84%*
  -------------------------------------------------------------------------------------


------------------------------------


As of December 31, 2006, the 7-day yields of the Fund's Class A, B, C, D, I, and Y Shares were 4.69%, 4.09%, 4.09%, 4.84%, 5.23% and 5.09% respectively. For current yield information on the Fund, call 1-800-782-8183.


* Since October 31, 1998.

HSBC INVESTOR MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             FEES AND EXPENSES

As an investor in the HSBC Investor Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                       A SHARES   B SHARES   C SHARES   D SHARES   I SHARES   Y SHARES
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases (as a percentage of
offering price)                     None       None       None       None       None       None
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (as a
percentage of sales price)          None      4.00%      1.00%       None       None       None
-------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)              None       None       None       None       None       None
-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)                      A SHARES   B SHARES   C SHARES   D SHARES   I SHARES   Y SHARES
-------------------------------------------------------------------------------------------------
    Advisory Services              0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
    Operational Support            0.10%      0.10%      0.10%      0.10%       None      0.10%
Total Management fees              0.20%      0.20%      0.20%      0.20%      0.10%      0.20%
-------------------------------------------------------------------------------------------------
Distribution (12b-1) fees          0.00%(1)   0.75%      0.75%      0.00%(1)    None       None
-------------------------------------------------------------------------------------------------
    Shareholder servicing fee      0.40%(2)   0.25%      0.25%      0.25%       None       None
    Other operating expenses       0.13%      0.13%      0.13%      0.13%      0.13%      0.13%
Total other expenses:              0.53%      0.38%      0.38%      0.38%      0.13%      0.13%
-------------------------------------------------------------------------------------------------
Total Fund operating expense       0.73%      1.33%      1.33%      0.58%      0.23%      0.33%
-------------------------------------------------------------------------------------------------
Fee waiver and/or expense
reimbursement                      0.00%      0.00%      0.00%      0.00%      0.03%(3)   0.00%
-------------------------------------------------------------------------------------------------
Net Fund operating expenses        0.73%      1.33%      1.33%      0.58%      0.20%      0.33%
-------------------------------------------------------------------------------------------------



(1) There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.



(2) The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.



(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Class I Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.20%. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Fund offers six different types of shares. See 'Purchasing and Adding to Your Shares.'




The SAI contains a more detailed discussion of the different classes of shares.

HSBC INVESTOR MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                              EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment
   5% annual return
   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                          1       3       5        10
                         YEAR    YEARS   YEARS   YEARS
  CLASS A SHARES          $75    $233    $406      $906
  -----------------------------------------------------
  CLASS B SHARES
   ASSUMING
     REDEMPTION          $535    $621    $729    $1,286
   ASSUMING NO
     REDEMPTION          $135    $421    $729    $1,286
  -----------------------------------------------------
  CLASS C SHARES
   ASSUMING
     REDEMPTION          $235    $421    $729    $1,601
   ASSUMING NO
     REDEMPTION          $135    $421    $729    $1,601
  -----------------------------------------------------
  CLASS D SHARES          $59    $186    $324      $726
  -----------------------------------------------------
  CLASS I SHARES          $20     $71    $126      $290
  -----------------------------------------------------
  CLASS Y SHARES          $34    $106    $185      $418



* For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The investment objective of the New York Tax-Free Money
                                      Market Fund is to provide shareholders of the Fund with
                                      liquidity and as high a level of current income that is
                                      exempt from federal, New York State and New York City
                                      personal income taxes as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its investment objective by
                                      investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide
                                      interest exempt from federal, New York State, and New York
                                      City personal income tax.

                                      The Fund invests primarily in high-quality commercial paper, municipal bonds, and municipal notes, including tax and
                                      revenue authorization notes, tax anticipation notes, bond
                                      anticipation notes and revenue anticipation notes, with
                                      maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

                                      The Fund may invest more than 25% of the Fund's assets in
                                      participation interests issued by banks in industrial
                                      development bonds and other municipal obligations if such
                                      investments meet the prescribed quality standards for the
                                      Fund (rated AA, or equivalent, or higher by a nationally
                                      recognized statistical ratings organization, or of
                                      comparable quality).

PRINCIPAL INVESTMENT RISKS            Market Risk: The Fund's performance per share will change
                                      daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interest rates rise, the value of the Fund's investments may fall.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation. In addition, an issuer may suffer
                                      adverse changes in its financial condition that could lower the credit quality of the security, leading to greater
                                      volatility in the price of the security and in shares of the
                                      Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

                                      Concentration Risk: Because the Fund will concentrate its
                                      investments in New York obligations and may invest a
                                      significant portion of its assets in the securities of a
                                      single issuer or sector, the Fund's assets could lose
                                      significant value due to the poor performance of a single
                                      issuer or sector.

                                      State-Specific Risk: A fund investing primarily within a
                                      single state is, by definition, less diversified
                                      geographically than one investing across many states and
                                      therefore has greater exposure to adverse economic and
                                      political changes within that state as well as risks
                                      associated with any natural disaster or acts of terrorism
                                      that might impact the state of New York. Historically, New
                                      York State and other issuers of New York municipal
                                      obligations have experienced periods of financial
                                      difficulty. Because a significant share of New York State's economy depends on financial and business services, any
                                      change in market conditions that adversely affect these
                                      industries could affect the ability

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      of New York and its localities to meet their financial
                                      obligations. If such difficulties arise in the future, you could lose money on your investment.

                                      Tax Risk: The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to
                                      federal, New York State and New York City personal income
                                      tax. In addition, dividends attributable to interest on
                                      certain municipal obligations may be included in a
                                      shareholder's alternative minimum taxable income.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             PERFORMANCE BAR CHART AND TABLE

                                                YEAR-BY-YEAR
                                                TOTAL RETURNS
                                                AS OF 12/31
                                                FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
1997   1998   1999   2000   2001   2002   2003   2004   2005   2006
3.06%  2.83%  2.43%  3.34%  2.05%  0.77%  0.49%  0.50%  1.69%  2.73%

The bar chart on this page shows the HSBC Investor New York Tax-Free Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, and Class Y Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:    4Q 2000  +0.89%
Worst quarter:   3Q 2003  +0.06%

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions. This information (as well as the performace bar chart) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performace and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.


----------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
----------------------




                                      INCEPTION                                       SINCE
                                        DATE        1 YEAR    5 YEARS    10 YEARS   INCEPTION
---------------------------------------------------------------------------------------------
  CLASS A                           Nov. 17, 1994   2.73 %     1.21%      1.98%       2.19%
---------------------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)    Apr. 29, 1998  (1.88)%     0.76%        N/A       0.71%
---------------------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)*   Mar. 19, 2001      N/A       N/A        N/A      0.24%*
---------------------------------------------------------------------------------------------
  CLASS D                           Apr. 1, 1999     2.89%     1.37%        N/A       1.87%
---------------------------------------------------------------------------------------------
  CLASS Y                           July 1, 1996     3.14%     1.62%      2.35%       2.38%
---------------------------------------------------------------------------------------------
  LIPPER NY TAX EXEMPT MONEY
  MARKET FUNDS AVERAGE              --               2.88%     1.32%      2.10%       2.27%**
---------------------------------------------------------------------------------------------



As of December 31, 2006, the 7-day yields of the Fund's Class A, B, D, and Y shares were 3.13%, 2.51%, 3.28% and 3.53%, respectively. As of December 31, 2006, the 7-day taxable-equivalent yields of the Fund's Class A, B, D, and
Y shares were 5.22%, 4.18%, 5.47% and 5.88%, respectively. For current yield information on the Fund, call 1-800-782-8183.


 * Class C was operational only during a portion of the period since inception, and had no operations during 2006. The since inception return performance is for the period of time the Class had operations. The 7-day yield is not provided because there were no Class C shareholders as of December 31, 2006.

** Since November 30, 1994.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                                      FEES AND EXPENSES

As an investor in the HSBC Investor New York Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.



----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   A SHARES        B SHARES     C SHARES     D SHARES     Y SHARES
----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
(as a percentage of offering price)             None            None         None         None          None
----------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (as a percentage of sales
price)                                          None           4.00%        1.00%         None          None
----------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage
of amount redeemed or exchanged)                None            None         None         None          None
----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)  A SHARES        B SHARES     C SHARES     D SHARES     Y SHARES
----------------------------------------------------------------------------------------------------------------
    Advisory Services                              0.10%           0.10%        0.10%        0.10%         0.10%
    Operational Support                            0.05%           0.05%        0.05%        0.05%         0.05%
Total Management Fees                              0.15%           0.15%        0.15%        0.15%         0.15%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                           0.00%(1)        0.75%        0.75%        0.00%(1)       None
----------------------------------------------------------------------------------------------------------------
    Shareholder servicing fee                      0.40%(2)        0.25%        0.25%        0.25%          None
    Other operating expenses                       0.15%           0.15%        0.15%        0.15%         0.15%
Total other expenses:                              0.55%           0.40%        0.40%        0.40%         0.15%
----------------------------------------------------------------------------------------------------------------
Total Fund operating expenses                      0.70%           1.30%        1.30%        0.55%         0.30%
----------------------------------------------------------------------------------------------------------------



(1) There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.


(2) The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.



The Fund offers five different types of shares. See 'Purchasing and Adding to Your Shares.'




The SAI contains a more detailed discussion of the different classes of shares.
                                                                              21

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                                      EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                          1      3       5        10
                         YEAR   YEARS   YEARS   YEARS
  CLASS A SHARES          $72   $224    $390      $871
  ----------------------------------------------------
  CLASS B SHARES
   ASSUMING
     REDEMPTION          $532   $612    $713    $1,251
   ASSUMING NO
     REDEMPTION          $132   $412    $713    $1,251
  ----------------------------------------------------
  CLASS C SHARES
   ASSUMING
     REDEMPTION          $232   $412    $713    $1,568
   ASSUMING NO
     REDEMPTION          $132   $412    $713    $1,568
  ----------------------------------------------------
  CLASS D SHARES          $56   $176    $307      $689
  ----------------------------------------------------
  CLASS Y SHARES          $31    $97    $169      $381
  ----------------------------------------------------



* For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                            HSBC INVESTOR TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE                The investment objective of the Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of
                                    capital.

PRINCIPAL INVESTMENT                The Fund seeks to achieve its investment objective by
STRATEGIES                          investing in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a
                                    dollar-weighted average portfolio maturity of 90 days or
                                    less. The Fund will generally invest in short-term municipal obligations. The Fund's investments may include variable
                                    securities, which have variable interest rates or other
                                    features that give them the financial characteristics of
                                    short-term debt.

                                    The Fund will invest at least 80% of its net assets in
                                    investments, the income from which is exempt from regular
                                    federal income tax.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including the quality of the
                                    instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                    conditions.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield or value of the Fund's investments in debt
                                    securities. If interest rates rise, the value of the Fund's investments may fall.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation. In addition, an issuer may suffer
                                    adverse changes in its financial condition that could lower the credit quality of the security, leading to greater
                                    volatility in the price of the security and in shares of the
                                    Fund. A change in the quality rating of a bond can also
                                    affect the bond's liquidity and make it more difficult for the Fund to sell.

                                    Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically
                                    adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating)
                                    rate instruments are subject to the same risks as fixed
                                    income investments, particularly interest rate risk and
                                    credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these
                                    securities may be more difficult to sell if an issuer
                                    defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

                                    Tax Risk: The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to
                                    federal personal income tax. Dividends attributable to
                                    interest on certain municipal obligations may be included in a shareholder's alternative minimum taxable income.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                          PERFORMANCE BAR CHART AND TABLE

                                                YEAR-BY-YEAR
                                                TOTAL RETURNS
                                                AS OF 12/31
                                                FOR CLASS Y SHARES

[PERFORMANCE BAR CHART]
2005   2006
2.04%  3.12%

The bar chart on this page shows the HSBC Investor Tax-Free Money Market Fund's annual return. The bar chart assumes reinvestment of dividends and distributions.


The returns for Class A, Class B, Class C, Class D and Class I Shares will differ from the Class Y returns shown in the bar chart because of differences in expenses of each class.




Of course, past performance does not
indicate how the Fund will perform in
the future.


Best quarter:   3Q 2006  +0.82%
Worst quarter:  1Q 2005  +0.41%

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions. This information (as well as the performance bar chart) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.


 ------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
 ------------------




                                        INCEPTION                SINCE
                                          DATE         1 YEAR  INCEPTION
------------------------------------------------------------------------
  CLASS D                           August 24, 2004    2.87%    2.16%
------------------------------------------------------------------------
  CLASS Y                           June 8, 2004       3.12%    2.31%
------------------------------------------------------------------------
  CLASS I*                          June 25, 2004       N/A    0.18%*
------------------------------------------------------------------------
  CLASS A                           N/A                 N/A      N/A
------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)    N/A                 N/A      N/A
------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)    N/A                 N/A      N/A
------------------------------------------------------------------------
  LIPPER TAX-EXEMPT
  MONEY MARKET FUNDS AVERAGE        --                 2.76%    1.90%**
------------------------------------------------------------------------



As of December 31, 2006, the 7-day yields of the Fund's Class D and Y shares were 3.10% and 3.35%, respectively. As of December 31, 2006, the 7-day taxable-equivalent yields of the Fund's Class D and Y shares were 4.77% and 5.15%, respectively. For current yield information on the Fund, call 1-800-782-8183.



* Class I was operational only during a portion of the period since inception. The since inception return performance is for the period of time the class had operations. The 7-day yield is not provided because there were no Class I shareholders as of December 31, 2006.


** Since May 31, 2004.
                                                                              25

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                             FEES AND EXPENSES

As an investor in the HSBC Investor Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.



-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                       A SHARES   B SHARES   C SHARES   D SHARES   I SHARES   Y SHARES
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases (as a percentage of
offering price)                     None       None       None       None       None       None
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (as a
percentage of sales price)          None      4.00%      1.00%       None       None       None
-------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)                          None       None       None       None       None       None
-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)                  A SHARES   B SHARES   C SHARES   D SHARES   I SHARES   Y SHARES
-------------------------------------------------------------------------------------------------
    Advisory Services               0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
    Operational Support             0.10%      0.10%      0.10%      0.10%       None      0.10%
Total Management fees               0.20%      0.20%      0.20%      0.20%      0.10%      0.20%
-------------------------------------------------------------------------------------------------
Distribution (12b-1) fee            0.00%(1)   0.75%      0.75%      0.00%(1)    None       None
-------------------------------------------------------------------------------------------------
    Shareholder servicing fee       0.40%(2)   0.25%      0.25%      0.25%       None       None
    Other operating expenses        0.54%      0.54%      0.54%      0.54%      0.54%      0.54%
Total other expenses:               0.94%      0.79%      0.79%      0.79%      0.54%      0.54%
-------------------------------------------------------------------------------------------------
Total Fund operating expenses       1.14%      1.74%      1.74%      0.99%      0.64%      0.74%
-------------------------------------------------------------------------------------------------



(1) There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.


(2) The Fund has authorized payments up to 60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.



The Fund offers six different types of shares. See 'Purchasing and Adding to Your Shares.'




The SAI contains a more detailed discussion of the different classes of shares.
26

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                           1      3       5        10
                          YEAR   YEARS   YEARS   YEARS
  CLASS A SHARES          $116   $362    $628    $1,386
  -----------------------------------------------------
  CLASS B SHARES
     ASSUMING
     REDEMPTION           $577   $748    $944    $1,748
     ASSUMING
     NO REDEMPTION        $177   $548    $944    $1,748
  -----------------------------------------------------
  CLASS C SHARES
     ASSUMING
     REDEMPTION           $277   $548    $944    $2,052
     ASSUMING
     NO REDEMPTION        $177   $548    $944    $2,052
  -----------------------------------------------------
  CLASS D SHARES          $101   $315    $547    $1,213
  -----------------------------------------------------
  CLASS I SHARES           $65   $205    $357      $798
  -----------------------------------------------------
  CLASS Y SHARES           $76   $237    $411      $918



* For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                            HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE                The investment objective of the U.S. Government Money Market
                                    Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT                The Fund seeks to achieve this investment objective by
STRATEGIES                          investing at least 80% of its net assets in obligations
                                    issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or
                                    less, and repurchase agreements with respect to such
                                    obligations.

                                    The Fund invests primarily in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S.
                                    Government agencies and instrumentalities established under the authority of an Act of Congress.

                                    The Fund invests in securities of various U.S. Government
                                    agencies, which while chartered or sponsored by Acts of
                                    Congress, are neither issued nor guaranteed by the United
                                    States Treasury.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including the quality of the
                                    instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                    conditions.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield or value of the Fund's investments in debt
                                    securities. If interest rates rise, the value of the Fund's investments may fall.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation. In addition, an issuer may suffer
                                    adverse changes in its financial condition that could lower the credit quality of the security, leading to greater
                                    volatility in the price of the security and in shares of the
                                    Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             PERFORMANCE BAR CHART AND TABLE

                                                YEAR-BY-YEAR
                                                TOTAL RETURNS
                                                AS OF 12/31
                                                FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
1997   1998   1999   2000   2001   2002   2003   2004   2005   2006
4.95%  4.86%  4.38%  5.53%  3.45%  1.10%  0.48%  0.67%  2.46%  4.38%

The bar chart on this page shows the HSBC Investor U.S. Government Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I and Class Y Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:       4Q 2000  +1.47%
Worst quarter:      3Q 2003  +0.08%

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions. This information (as well as the performance bar chart) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.


Past performance is not an indication of how the Fund will perform in the future.


  ---------------------
  TOTAL RETURNS (for the
  periods ended
  December 31, 2006)
  ---------------------



                                                 INCEPTION                                          SINCE
                                                    DATE         1 YEAR    5 YEARS    10 YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------
  CLASS A                                      May 3, 1990        4.38%     1.81%      3.20%        3.78%
------------------------------------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)               Sept. 11, 1998     0.51%     1.55%        N/A        2.48%
------------------------------------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)               Nov. 20, 2006       N/A        N/A        N/A        0.46%
------------------------------------------------------------------------------------------------------------
  CLASS D                                      Apr. 1, 1999       4.53%     1.96%        N/A        2.89%
------------------------------------------------------------------------------------------------------------
  CLASS I*                                     Dec. 24, 2003       N/A        N/A        N/A       3.31%*
------------------------------------------------------------------------------------------------------------
  CLASS Y                                      July 1, 1996       4.79%     2.21%      3.58%        3.65%
------------------------------------------------------------------------------------------------------------
  LIPPER U.S. GOVERNMENT MONEY
  MARKET FUNDS AVERAGE                         --                 4.26%     1.77%      3.27%        3.79%**
------------------------------------------------------------------------------------------------------------



As of December 31, 2006, the 7-day yields of the Fund's Class A, B, C, D, and Y Shares were 4.62%, 4.85%, 4.02%, 4.77% and 5.02%, respectively. For current yield information on the Fund, call 1-800-782-8183.



 * Class I was operational only during a portion of the period since inception. The since inception return performance is for the period of time the class had operations. The 7-day yield is not provided because there were no Class I shareholders as of December 31, 2006.



** Since May 31, 1990.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                                    FEES AND EXPENSES

As an investor in the HSBC Investor U.S. Government Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                    A SHARES    B SHARES   C SHARES   D SHARES    I SHARES     Y SHARES
--------------------------------------------------------------------------------------------------
Maximum sales charge (load)
on purchases (as a percentage
of offering price)               None        None       None       None        None         None
--------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (as a
percentage of sales price)       None       4.00%      1.00%       None        None         None
--------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed
or exchanged)                    None        None       None       None        None         None
--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)     A SHARES    B SHARES   C SHARES   D SHARES    I SHARES     Y SHARES
    Advisory Services           0.10%       0.10%      0.10%      0.10%       0.10%        0.10%
    Operational Support         0.10%       0.10%      0.10%      0.10%        None        0.10%
Total Management Fees           0.20%       0.20%      0.20%      0.20%       0.10%        0.20%
--------------------------------------------------------------------------------------------------
Distribution (12b-1) fee        0.00%(1)    0.75%      0.75%      0.00%(1)     None         None
--------------------------------------------------------------------------------------------------
    Shareholder servicing fee   0.40%(2)    0.25%      0.25%      0.25%        None         None
    Other operating expenses    0.13%       0.13%      0.13%      0.13%       0.13%        0.13%
Total other expenses:           0.53%       0.38%      0.38%      0.38%       0.13%        0.13%
--------------------------------------------------------------------------------------------------
Total Fund operating expenses   0.73%       1.33%      1.33%      0.58%       0.23%        0.33%
--------------------------------------------------------------------------------------------------
Fee waiver and/or expense
reimbursement                   0.00%       0.00%      0.00%      0.00%       0.03%(3)     0.00%
--------------------------------------------------------------------------------------------------
Net Fund operating expenses     0.73%       1.33%      1.33%      0.58%       0.20%        0.33%
--------------------------------------------------------------------------------------------------



(1) There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2) The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Class I Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.20%. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Fund offers six different types of shares. See 'Purchasing and Adding to Your Shares.'




The SAI contains a more detailed discussion of the different classes of shares.
30

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                             EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                           1       3       5        10
                          YEAR    YEARS   YEARS   YEARS
CLASS A SHARES             $75    $233    $406      $906
--------------------------------------------------------
CLASS B SHARES
   ASSUMING
    REDEMPTION            $535    $621    $729    $1,286
   ASSUMING NO
    REDEMPTION            $135    $421    $729    $1,286
--------------------------------------------------------
CLASS C SHARES
   ASSUMING
    REDEMPTION            $235    $421    $729    $1,601
   ASSUMING NO
    REDEMPTION            $135    $421    $729    $1,601
--------------------------------------------------------
CLASS D SHARES             $59    $186    $324      $726
--------------------------------------------------------
CLASS I SHARES             $20     $71    $126      $290
--------------------------------------------------------
CLASS Y SHARES             $34    $106    $185      $418
--------------------------------------------------------



* For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                      HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The investment objective of the U.S. Treasury Money Market
                                      Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT                  The Fund invests exclusively in obligations of the U.S.
STRATEGIES                            Treasury with maturities of 397 days or less and a
                                      dollar-weighted average portfolio maturity of 90 days or
                                      less.

                                      The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government,
                                      will not enter into loans of its portfolio securities and
                                      will not invest in repurchase agreements.

PRINCIPAL INVESTMENT RISKS            Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interest rates rise, the value of the Fund's investments may fall.


HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                           PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR
                                            TOTAL RETURNS
                                            AS OF 12/31
                                            FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2002   2003   2004   2005   2006
0.89%  0.28%  0.55%  2.20%  3.96%

The bar chart on this page shows the HSBC Investor U.S. Treasury Money Market Fund's annual return. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I and Class Y Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.



Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:    4Q 2006 +1.07%
Worst quarter:   4Q 2003 +0.05%

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.


Past performance is not an indication of how the Fund will perform in the future.


 -----------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
 -----------------



                                           INCEPTION                               SINCE
                                             DATE         1 YEAR      5 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
  CLASS A                               May 24, 2001        3.96%       1.57%       1.64%
-------------------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)        August 13, 2004    (0.66)%       N/A        1.30%
-------------------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)*       N/A                  N/A         N/A         N/A
-------------------------------------------------------------------------------------------
  CLASS D                               May 14, 2001        4.12%       1.72%       1.79%
-------------------------------------------------------------------------------------------
  CLASS I                               Dec. 30, 2003       4.58%        N/A        2.40%**
-------------------------------------------------------------------------------------------
  CLASS Y                               May 11, 2001        4.38%       1.98%       2.05%
-------------------------------------------------------------------------------------------
  LIPPER U.S. TREASURY MONEY MARKET
  FUNDS AVERAGE                         --                  4.14%       1.71%       1.79%***
-------------------------------------------------------------------------------------------




As of December 31, 2006 the 7-day yields of the Fund's Class A, B, D, I, and Y Shares were 4.32%, 3.71%, 4.47%, 4.82% and 4.72%, respectively. For current yield information on the Fund, call 1-800-782-8183.



 * Average annual return and 7-day yield information is not provided because there were no Class C shareholders as of December 31, 2006.


 ** Class I was operational only during a portion of the period since inception.
    The since inception return performance is for the period of time the class had operations.

*** Since May 31, 2001.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                                     FEES AND EXPENSES

As an investor in the U.S. Treasury Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  A SHARES   B SHARES   C SHARES   D SHARES   I SHARES   Y SHARES
----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchase
(as a percentage of offering price)          None       None       None       None       None       None
----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (as a percentage of sales
price)                                       None      4.00%      1.00%       None       None       None
----------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or
exchanged)                                   None       None       None       None       None       None
----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)                               A SHARES   B SHARES   C SHARES   D SHARES   I SHARES   Y SHARES
----------------------------------------------------------------------------------------------------------
    Advisory Services                       0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
    Operational Support                     0.10%      0.10%      0.10%      0.10%       None      0.10%
Total Management Fees                       0.20%      0.20%      0.20%      0.20%      0.10%      0.20%
----------------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                    0.00%(1)   0.75%      0.75%      0.00%(1)    None       None
----------------------------------------------------------------------------------------------------------
    Shareholder servicing fee               0.40%(2)   0.25%      0.25%      0.25%       None       None
    Other operating expenses                0.17%      0.17%      0.17%      0.17%      0.17%      0.17%
Total other expenses                        0.57%      0.42%      0.42%      0.42%      0.17%      0.17%
----------------------------------------------------------------------------------------------------------
Total Fund operating expenses               0.77%      1.37%      1.37%      0.62%      0.27%      0.37%
----------------------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement     0.00%      0.00%      0.00%      0.00%      0.07%(3)   0.00%
----------------------------------------------------------------------------------------------------------
Net Fund operating expenses                 0.77%      1.37%      1.37%      0.62%      0.20%      0.37%
----------------------------------------------------------------------------------------------------------



(1) There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2) The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

(3) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Class I Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.20%. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Fund offers six different types of shares. See 'Purchases and Adding Your Shares.'




The Funds' SAI contains a more detailed discussion of the different classes of shares.
                                                                              35

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                                                    EXPENSE EXAMPLE*


The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment
   5% annual return
   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                       1      3       5        10
                      YEAR   YEARS   YEARS   YEARS
CLASS A SHARES         $79   $246    $428      $954
----------------------------------------------------
CLASS B SHARES
 ASSUMING
   REDEMPTION         $539   $634    $750    $1,332
 ASSUMING NO
   REDEMPTION         $139   $434    $750    $1,332
----------------------------------------------------
CLASS C SHARES
 ASSUMING
   REDEMPTION         $239   $434    $750    $1,646
 ASSUMING NO
   REDEMPTION         $139   $434    $750    $1,646
----------------------------------------------------
CLASS D SHARES         $63   $199    $346      $774
----------------------------------------------------
CLASS I SHARES         $20    $80    $145      $336
----------------------------------------------------
CLASS Y SHARES         $38   $119    $208      $468
----------------------------------------------------



* For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------
              HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

TICKER             CLASS A: HCAXX   CLASS B: HCBXX   CLASS C: HCCXX
SYMBOLS:           CLASS D: HCDXX   CLASS Y: HCYXX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the California Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.


The Fund will primarily invest in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and commercial paper (including variable amount master demand notes and asset-backed commercial paper) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to these types of obligations.


Consistent with its investment objectives, the Fund:

    will invest at least 80% of the net assets of the Fund in obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and California personal income taxes (however, market conditions may from time to time limit the availability of these obligations).

    may invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California State personal income taxes or the federal alternative minimum tax.

    may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks), but only if such securities are of comparable quality and credit risk as the municipal obligations described above.

    may invest up to 20% of its assets in participation interests issued by banks in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund.

    may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

    may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.
                                                                              37

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------
                        HSBC INVESTOR CASH MANAGEMENT FUND

  INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Cash Management Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.


The Fund seeks to achieve this investment objective by investing in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser. The Fund primarily invests in bank certificates of deposit, time deposits, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations and U.S. government securities.


Consistent with its investment objective, the Fund:

    will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

    will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

    may invest without limit in commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.


    may invest without limit in the banking industry when, in the opinion of the Fund's investment adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in such industry justify any additional risks associated with the concentration of the Fund's assets in the industry.


    may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.
38

INVESTMENT OBJECTIVES. STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------
                         HSBC INVESTOR MONEY MARKET FUND

  TICKER           CLASS A: REAXX   CLASS B: HSMXX   CLASS  C: HMMXX
  SYMBOLS:         CLASS D: HIMXX   CLASS I: HSIXX   CLASS  Y: RMYXX


  INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.


The Fund seeks to achieve this investment objective by investing in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser. The Fund primarily invests in bank certificates of deposit, time deposits, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations and U.S. government securities.


Consistent with its investment objective, the Fund:

    will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

    will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

    may invest without limit in commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.


    may invest without limit in the banking industry when, in the opinion of the Fund's investment adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in such industry justify any additional risks associated with the concentration of the Fund's assets in the industry.


    may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.
                                                                              39

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------
               HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

TICKER             CLASS A: RNTXX   CLASS B: HNBXX   CLASS C: HNCXX
SYMBOLS:           CLASS D: HNYXX   CLASS Y: RYYXX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the New York Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

The Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a non-diversified portfolio of short-term, high quality, tax-exempt money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.


The Fund will primarily invest in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and high-quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to these types of obligations.


Consistent with its investment objective, the Fund:

    will invest at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from federal, New York State, and New York City personal income tax (however, market conditions may from time to time limit the availability of these obligations).

    may invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax.

    may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks), but only if such securities are of comparable quality and credit risk with the municipal obligations described above.

    may invest more than 25% of the Fund's assets in participation interests issued by banks in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund.

    may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

    may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.
40

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------
                    HSBC INVESTOR TAX-FREE MONEY MARKET FUND

TICKER             CLASS A: HBAXX    CLASS B: HBBXX   CLASS C: HBCXX
SYMBOLS:           CLASS D: HBDXX    CLASS I: HCIXX   CLASS Y: HBYXX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

The Fund seeks to achieve its investment objective by investing the assets of the Fund in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund's investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt. The Fund will invest at least 80% of its net assets in investments, the income from which is exempt from regular federal income tax.

Consistent with its investment objective, the Fund:

    will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

    will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

    may invest up to 20% of its net assets in obligations the interest income on which is subject to federal personal income taxes or the federal alternative minimum tax.

    may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.
                                                                              41

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------
                HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

TICKER             CLASS A: FTRXX    CLASS B: HUBXX   CLASS C: HUMXX
SYMBOLS:           CLASS D: HGDXX    CLASS I: HGIXX   CLASS Y: RGYXX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the U.S. Government Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The Fund seeks to achieve this investment objective by investing at least 80% of its net assets of the Fund in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

Consistent with its investment objective, the Fund:

    will invest in issues of the U.S. Treasury, such as bills, notes and bonds.

    will invest in issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress, including obligations:

      supported by the 'full faith and credit' of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States);

      supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or

      supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).


    may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------
                 HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

TICKER             CLASS A: HWAXX   CLASS B: HTBXX   CLASS C: HUCXX
SYMBOLS:           CLASS D: HTDXX   CLASS I: HBIXX   CLASS Y: HTYXX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the U.S. Treasury Money Market Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.


The Fund invests exclusively in direct obligations of the United States Treasury which have maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The United States Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.



The Fund:


    will invest exclusively in obligations of the U.S. Treasury.

    will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

    will not enter into loans of its portfolio securities.

    will not invest in repurchase agreements.
                                                                              43

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

GENERAL RISK FACTORS: ALL MONEY MARKET FUNDS

The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds' performance per share will change daily based on many factors, including the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions. The Funds also face interest rate risk that could change the value of your investment. The Funds may invest in short-term securities that, when interest rates decline, affect the Funds' yields as these securities mature or are sold and the Funds purchase new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Funds may own will decrease in value.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, each Fund's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund's portfolio, which may give rise to taxable gains and reduce investment returns.


The Funds (except the U.S. Treasury Money Market Fund) may be subject to credit risks. The Funds could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations.


Except for the U.S. Treasury Money Market Fund, in order to generate additional income, the Funds may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts or Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury. This risk does not apply to the U.S. Treasury Money Market Fund which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
44

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

SPECIFIC RISK FACTORS: CASH MANAGEMENT FUND, MONEY MARKET FUND

The Money Market Fund and Cash Management Fund may invest in U.S. dollar-denominated foreign securities. Foreign investments subject a Fund to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment, withholding taxes, or a lack of adequate company information or government regulation.

SPECIFIC RISK FACTORS: NEW YORK TAX-FREE MONEY MARKET FUND

Because this Fund is non-diversified and will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment. A more detailed discussion of the risks of investing in New York is included in the SAI.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

SPECIFIC RISK FACTORS: CALIFORNIA TAX-FREE MONEY MARKET FUND

Because the Fund will concentrate its investments in California, investment in the Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Specifically, the Fund can be affected by political and economic developments within the State of California, and by the financial condition of the state, its public authorities and political subdivisions. These factors, among others, could reduce the credit standing of certain issuers of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the SAI.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.
                                                                              45

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

SPECIFIC RISK FACTORS: CALIFORNIA TAX-FREE MONEY MARKET FUND, CASH MANAGEMENT FUND, MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, TAX-FREE MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND

In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33 1/3% of Fund assets to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


SPECIFIC RISK FACTORS: REPURCHASE AGREEMENTS (ALL FUNDS EXCEPT U.S. TREASURY
MONEY
MARKET FUND)



The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI and on the Funds' website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------
                             THE INVESTMENT ADVISER


HSBC Investments (USA) Inc. (the 'Adviser'), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract with the HSBC Investor Funds (the 'Trust'). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively 'HSBC'). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2006, the Adviser managed approximately $11 billion in assets in the HSBC Investor Family of Funds.


Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs pursuant to an Investment Advisory Agreement. The Adviser also provides operational support services to the Funds pursuant to an Operational Support Services Agreement, but these fees are not charged to Class I Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. None of the Funds currently utilize any sub-advisers.


For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:



                                                       PERCENTAGE OF
                                                    AVERAGE NET ASSETS
                                              FOR FISCAL YEAR ENDED 10/31/06
-----------------------------------------------------------------------------
 CALIFORNIA TAX-FREE MONEY MARKET FUND                     0.05%
-----------------------------------------------------------------------------
 MONEY MARKET FUND                                         0.15%
-----------------------------------------------------------------------------
 NEW YORK TAX-FREE MONEY MARKET FUND                       0.15%
-----------------------------------------------------------------------------
 TAX-FREE MONEY MARKET FUND                                0.00%
-----------------------------------------------------------------------------
 U.S. GOVERNMENT MONEY MARKET FUND                         0.19%
-----------------------------------------------------------------------------
 U.S. TREASURY MONEY MARKET FUND                           0.19%
-----------------------------------------------------------------------------



A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreements of the Funds is available in the April 30, 2006 semi-annual report and will be available in the April 30, 2007 semi-annual report.


The Cash Management Fund had not yet commenced operations at the date of this prospectus. The Adviser is entitled to an advisory fee from such Fund at the annual rate of 0.10% of the Fund's average daily net assets. The Adviser is also entitled to a fee from such Fund at the annual rate of 0.10% of the Fund's average daily net assets for services rendered pursuant to the Operational Support Services Agreement, except for the Class I shares.

              THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser also serves as the Trusts' administrator (the 'Administrator'), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the 'Sub-Administrator'). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


BISYS Fund Services Limited Partnership ('BISYS LP') serves as the distributor (the 'Distributor') of each Fund's shares. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.
                                                                              47

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PRICING OF FUND SHARES

------------------------

HOW NAV IS CALCULATED

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

---------------------------
           NAV =
Total Assets  - Liabilities
---------------------------
      Number of Shares
         Outstanding
---------------------------

MONEY MARKET FUNDS

The net asset value per share (NAV) of the Funds is determined daily on each day on which U.S. bond markets are open for trading (a 'Money Market Business Day'). The NAV is determined at 5:00 p.m. Eastern Time for the HSBC Investor Money Market Fund and the HSBC Investor Cash Management Fund, at 3:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund and the HSBC Investor U.S. Treasury Money Market Fund, and at 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shares of any Fund purchased on a Money Market Business Day prior to determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for any Fund effected on a Money Market Business Day after the NAV determination for that Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on 'Distribution Arrangements/Sales Charges.'
48

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PURCHASING AND ADDING TO YOUR SHARES

--------------------------------------------------------------------------------
 PURCHASING SHARES

 You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.


 Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust's behalf, that are received such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each authorized dealer's or selling agent's agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

-------------------------------------------------------------------------------


The Funds offer the six classes of shares described below, except that the California Tax-Free Money Market Fund and New York Tax Free Money Market Fund do not offer Class I Shares.



CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis with no sales charge on purchases. Class Y Shares are subject to investment minimums as set forth below in this section.



CLASS B SHARES are not offered for sale, but are offered as an exchange option for Class B Shareholders of the Trust's other investment portfolios. See 'Exchanging Your Shares.'



CLASS C SHARES are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank sweep programs.



CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser's affiliates and are subject to lower operating expenses.



CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, and are subject to investment minimums as set forth below in this section.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PURCHASING AND ADDING TO YOUR SHARES
                        CONTINUED

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler's checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.




----------------------------------------------
                         MINIMUM
CLASS A AND              INITIAL      MINIMUM
CLASS D SHARES         INVESTMENT    SUBSEQUENT
-----------------------------------------------
Regular                $     1,000   $      100
(non-retirement)
-----------------------------------------------
Retirement (IRA)       $       250   $      100
-----------------------------------------------
Automatic
Investment Plan        $       250   $       25
-----------------------------------------------
CLASS I SHARES*        $25,000,000   $5,000,000
-----------------------------------------------
CLASS Y SHARES**       $ 5,000,000          N/A
-----------------------------------------------



*  Class I Shares are available for
   investment by investment companies
   advised by the Adviser without
   regard to these minimums.



** Investment minimums may be waived
   in respect of investments in the
   Funds by investment management
   clients of the Adviser and its
   affiliates.

--------------------------------------------------------------------------------

AVOID 28% TAX WITHHOLDING

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------
50

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make your check payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

3. Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

   Subsequent Investment:

  1. Use the investment slip attached to your account statement. Or, if unavailable,

  2. Include the following information in writing:
        Fund name
        Share class
        Amount invested
        Account name
        Account number

 3. Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.
-------------------------------------
 ELECTRONIC VS. WIRE TRANSFER

 Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

  [*] Your bank name, address and account number

  [*] The amount you wish to invest automatically (minimum $25)

  [*] How often you want to invest (every month, 4 times a year, twice a year or once a year)

  [*] Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

 ----------------------------
 DIRECTED DIVIDEND OPTION

 By selecting the appropriate box in
 the Account Application, you can
 elect to receive your distributions
 in cash (check) or have
 distributions (capital gains and
 dividends) reinvested in the Fund or
 reinvested in another HSBC Investor
 Fund without a sales charge. You
 must maintain the minimum balance in
 each Fund into which you plan to
 reinvest dividends or the
 reinvestment will be suspended and
 your dividends paid to you. The Fund
 may modify or terminate this
 reinvestment option without notice.
 You can change or terminate your
 participation in the reinvestment
 option at any time by calling
 1-800-782-8183.

CUSTOMER IDENTIFICATION INFORMATION

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

    Name;

    Date of birth (for individuals);

    Residential or business street address (although post office boxes are still permitted for mailing); and

    Social security number, taxpayer identification number, or other identifying number.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

--------------------------------------------------------------------------------

MARKET TIMING

In accordance with policies and procedures adopted by the Board of Trustees, the HSBC Investor Funds discourage market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

To deter market timing, certain HSBC Investor Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the Funds covered in this prospectus. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans.

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The HSBC Investor Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the HSBC Investor Funds cannot guarantee that it will succeed in doing so. Although the HSBC Investor Funds attempt to collect redemption fees, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. The HSBC Investor Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of fund shareholders, or to comply with state or Federal legal requirements.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        SELLING YOUR SHARES

You may sell your shares at any time. Your
sales price will be the next NAV after
your sell order is accepted in proper form
by the Fund, its transfer agent, or your
investment representative. Normally you
will receive your proceeds within a week
after your request is received.
                                                   -------------------------------------------------

                                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                                   As a mutual fund shareholder, you are technically
                                                   selling shares when you request a withdrawal in
                                                   cash. This is also known as redeeming shares or a
                                                   redemption of shares.
                                                   CONTINGENT DEFERRED SALES CHARGE
                                                   When you sell Class B or Class C Shares, you will
                                                   be charged a fee for any shares that have not
                                                   been held for a sufficient length of time. These
                                                   fees will be deducted from the money paid to you.
                                                   See the sections on 'Distribution
                                                   Arrangements/Sales Charges' and 'Exchanging Your
                                                   Shares' for details.


INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

    1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See 'Selling Your
       Shares -- Verifying Telephone Redemptions')

BY MAIL OR OVERNIGHT SERVICE

(See 'Selling Your Shares -- Redemptions in Writing Required')

    1. Write a letter of instruction indicating:

       your Fund and account number

       amount you wish to redeem

       address where your check should be sent

       account owner signature

    2. Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

WIRE TRANSFER

You must select this option on your account application. Call 1-800-782-8183 to request a wire transfer.

If you call by the cut-off time for redemptions (5:00 p.m. Eastern time for the HSBC Investor Money Market Fund and the HSBC Investor Cash Management Fund, 3:00 p.m. for the HSBC Investor U.S. Government Money Market Fund and the HSBC Investor U.S. Treasury Money Market Fund, and 12:00 noon for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

ELECTRONIC REDEMPTIONS
Call 1-800-782-8183 to request an electronic redemption.
Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                        SELLING YOUR SHARES
                        CONTINUED

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:
   Make sure you've checked the appropriate box on the Account Application, or call 1-800-782-8183.
   Include a voided personal check.
   Your account must have a value of $10,000 or more to start withdrawals.
   If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

CHECK REDEMPTION SERVICE

You may write checks in amounts of $250 or more on your account in the Money Market Funds. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-day's written notice. You may not close your Money Market Fund account by writing a check.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ('IRAs').
2. Redemption requests requiring a signature guarantee, which include any of the following:
   Your account address has changed within the last 15 business days;
   The check is not being mailed to the address on your account;
   The check is not being made payable to the owner of the account;
   The redemption proceeds are being transferred to another Fund account with a different registration; or
   The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Funds' transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

DELAY IN PAYMENT OF REDEMPTION PROCEEDS

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION PROCEEDS

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                        SELLING YOUR SHARES
                        CONTINUED

price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

SUSPENSION OF REDEMPTIONS

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.




UNDELIVERABLE OR UNCASHED CHECKS



Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.



Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.


                       ----------------------------------------------------------------------------------------------
                       CLASS A SHARES       CLASS C SHARES       CLASS D SHARES     CLASS I SHARES     CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------------
 Sales Charge (Load)   No front-end         No front-end sales   No front-end       No front-end       No front-end
                       sales charge.        charge. A            sales charge.      sales charge.      sales charge.
                                            contingent deferred
                                            sales charge (CDSC)
                                            may be imposed on
                                            shares redeemed
                                            within one year
                                            after purchase.
---------------------------------------------------------------------------------------------------------------------
 Distribution (12b-1)  Subject to           Subject to combined  Subject to         No distribution    No distribution
 and Service Fees      annual combined      annual distribution  combined annual    or service fees.   or service fees.
                       distribution and     and shareholder      distribution and
                       shareholder          servicing fees       shareholder
                       servicing fees       of up to 1.00%       servicing fees of
                       of up to 0.60%       annually of the      up to 0.25% of
                       of the Fund's        Fund's average       the Fund's total
                       total assets.        daily net assets.    assets.
---------------------------------------------------------------------------------------------------------------------
 Fund Expenses         Lower annual         Higher annual        Lower annual       Lower annual       Lower annual
                       expenses than        expenses than Class  expenses than      expenses than      expenses than
                       Class B or C         A, D, I, or Y        Class A, B or C    Class A, B, C, D,  Class A, B, C, or
                       shares.              shares.              shares.            or Y shares.       D shares.
---------------------------------------------------------------------------------------------------------------------


DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES

The Funds have adopted Distribution ('12b-1') plans for Class A, Class B,
Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges.

     The 12b-1 fees vary by share class as follows:

       Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

       Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, and Class Y Shares.

       Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

        Class I Shares and Class Y Shares do not pay a 12b-1 fee.

    The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an 'up-front' sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.
                                                                              57

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

    In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%.


    The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.


Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

CLASS B SHARES


Investors purchasing shares of the Funds will ordinarily purchase either
Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge ('CDSC') when redeemed. See 'Exchanging Your Shares.' Specifically, Class B Shares will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

--------------------------------------------------------------------------------
                                                        CDSC AS A % OF DOLLAR
           YEARS SINCE PURCHASE                       AMOUNT SUBJECT TO CHARGE
                    0-1                                         4.00%
                    1-2                                         3.00%
                    2-3                                         2.00%
                    3-4                                         1.00%
                more than 4                                     None
--------------------------------------------------------------------------------


The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds' assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares.

CONVERSION FEATURE -- CLASS B SHARES

   Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.


   After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.


   You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B shares converted.
58

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

CLASS C SHARES

Class C Shares of the Money Market Funds are available for purchase by customers of HSBC Bank sweep programs.

Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

Unlike Class B Shares, Class C Shares have no conversion feature.

WAIVER OF CDSC -- CLASS B SHARES AND CLASS C SHARES

The following qualify for waivers of contingent deferred sales charges (CDSC):

   Distributions following the death or disability of a shareholder.

   Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

   Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING


The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund's shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                        EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges'). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

   Your name and telephone number

   The exact name on your account and account number

   Taxpayer identification number (usually your social security number)

   Dollar value or number of shares to be exchanged

   The name of the Fund from which the exchange is to be made

   The name of the Fund into which the exchange is being made.

See 'Selling Your Shares' for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Funds maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

Class A Shares of the HSBC Investor Funds may be exchanged for Class D Shares of the Money Market Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Money Market Funds in exchange for your Class A Shares of the HSBC Investor Funds.
60

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                       DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

  HSBC Securities Mutual Funds
  452 Fifth Avenue -- 2nd Floor
  New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

  HSBC Investor Funds
  P.O. Box 182845
  Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of Shareholder documents, please call 1-888-525-5757.
                                                                              61

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
--------------------------------------------------------------------------------

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds' SAI for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

    A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

    Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

    A Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

    Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

    Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

    Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

    Dividends attributable to interest income are generally taxable as ordinary income. However, distributions of tax-exempt interest income earned by the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund are expected to be exempt from the regular federal income and New York or California state tax, as applicable.

    A portion of such tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation's adjusted current earnings) for purposes of the federal and/or state alternative minimum tax. The federal alternative minimum tax is a different method of determining income tax to ensure that taxpayers, who under the ordinary method of computing federal income tax would be entitled to large deductions, pay at least a minimum amount of tax. If a taxpayer's alternative minimum tax exceeds the taxpayer's ordinary tax liability, the excess amount of alternative minimum tax must be paid in addition to the taxpayer's ordinary tax liability. Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.
62

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       CONTINUED

    If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

    Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

    Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

    There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

    You will be notified before February 1 of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.


    As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


    Foreign shareholders may be subject to special withholding requirements.

    If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

    There is a penalty on certain pre-retirement distributions from retirement accounts.
                                                                              63

FINANCIAL HIGHLIGHTS [GRAPH GRAPHIC]
--------------------------------------------------------------------------------


      The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           INVESTMENT ACTIVITIES          DIVIDENDS
                                                          -----------------------   ----------------------

                                              NET ASSET
                                               VALUE,        NET       TOTAL FROM      NET
                                              BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT     TOTAL
                                              OF PERIOD     INCOME     ACTIVITIES     INCOME     DIVIDENDS
         -------------------------------------------------------------------------------------------------
         CLASS D SHARES
         Period ended October 31, 2002 (d)      $1.00        0.00*        0.00*       (0.00)*      (0.00)*
         Year ended October 31, 2003             1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2004             1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
         Year ended October 31, 2006             1.00        0.03         0.03        (0.03)       (0.03)
         -------------------------------------------------------------------------------------------------
         CLASS Y SHARES
         Period ended October 31, 2002 (d)      $1.00        0.00*        0.00*       (0.00)*      (0.00)*
         Year ended October 31, 2003             1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2004             1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
         Year ended October 31, 2006             1.00        0.03         0.03        (0.03)       (0.03)
         -------------------------------------------------------------------------------------------------

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                     NET ASSETS      RATIO OF        INVESTMENT       RATIO OF
                                      NET ASSET                      AT END OF     EXPENSES TO       INCOME TO       EXPENSES TO
                                      VALUE, END     TOTAL             PERIOD      AVERAGE NET      AVERAGE NET      AVERAGE NET
                                      OF PERIOD    RETURN(a)          (000's)       ASSETS(b)        ASSETS(b)      ASSETS(b)(c)
 -------------------------------------------------------------------------------------------------------------------------------
 CLASS D SHARES
 Period ended October 31, 2002 (d)      $1.00        0.37%            $ 99,677        0.40%            0.99%            0.71%
 Year ended October 31, 2003             1.00        0.59%              83,650        0.51%            0.60%            0.71%
 Year ended October 31, 2004             1.00        0.58%             122,260        0.52%            0.59%            0.71%
 Year ended October 31, 2005             1.00        1.64%(e)          132,649        0.50%(e)         1.64%(e)         0.65%
 Year ended October 31, 2006             1.00        2.73%              86,686        0.57%            2.66%            0.72%
 --------------------------------------------------------------------------------------------------------------------------------
 CLASS Y SHARES
 Period ended October 31, 2002 (d)      $1.00        0.39%            $  1,035        0.09%            1.37%            0.45%
 Year ended October 31, 2003             1.00        0.84%               4,747        0.27%            0.78%            0.47%
 Year ended October 31, 2004             1.00        0.83%               2,013        0.27%            0.82%            0.46%
 Year ended October 31, 2005             1.00        1.89%(e)           43,722        0.25%(e)         2.04%(e)         0.40%
 Year ended October 31, 2006             1.00        2.98%              43,114        0.31%            2.95%            0.46%
 --------------------------------------------------------------------------------------------------------------------------------


       * Less than $0.005 per share.

      (a) Not annualized for periods less than one year. Total returns do not include redemption charges.

      (b) Annualized for periods less than one year.

      (c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

      (d) Class D Shares commenced operations on June 17, 2002.

          Class Y Shares commenced operations on July 18, 2002.

      (e) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. There was no rounded impact to the net expense ratio, net income ratio or total return for Class D Shares and Class Y Shares.

FINANCIAL HIGHLIGHTS [GRAPH GRAPHIC]
--------------------------------------------------------------------------------

                            HSBC INVESTOR MONEY MARKET FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  INVESTMENT ACTIVITIES
                                                 -----------------------

                                     NET ASSET
                                      VALUE,        NET       TOTAL FROM
                                     BEGINNING   INVESTMENT   INVESTMENT
                                     OF PERIOD     INCOME     ACTIVITIES
------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002            $1.00        0.01         0.01
Year ended October 31, 2003             1.00        0.01         0.01
Year ended October 31, 2004             1.00        0.01         0.01
Year ended October 31, 2005             1.00        0.02         0.02
Year ended October 31, 2006             1.00        0.04         0.04
------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002            $1.00        0.01         0.01
Year ended October 31, 2003             1.00        0.00*        0.00*
Year ended October 31, 2004             1.00        0.00*        0.00*
Year ended October 31, 2005             1.00        0.02         0.02
Year ended October 31, 2006             1.00        0.04         0.04
------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002            $1.00        0.01         0.01
Year ended October 31, 2003             1.00        0.00*        0.00*
Year ended October 31, 2004             1.00        0.00*        0.00*
Year ended October 31, 2005             1.00        0.02         0.02
Year ended October 31, 2006             1.00        0.04         0.04
------------------------------------------------------------------------
CLASS D SHARES
Year ended October 31, 2002            $1.00        0.02         0.02
Year ended October 31, 2003             1.00        0.01         0.01
Year ended October 31, 2004             1.00        0.01         0.01
Year ended October 31, 2005             1.00        0.02         0.02
Year ended October 31, 2006             1.00        0.04         0.04
------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2002 (d)      $1.00        0.02         0.02
Year ended October 31, 2003             1.00        0.01         0.01
Year ended October 31, 2004             1.00        0.01         0.01
Year ended October 31, 2005             1.00        0.03         0.03
Year ended October 31, 2006             1.00        0.05         0.05
------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 2002            $1.00        0.02         0.02
Year ended October 31, 2003             1.00        0.01         0.01
Year ended October 31, 2004             1.00        0.01         0.01
Year ended October 31, 2005             1.00        0.03         0.03
Year ended October 31, 2006             1.00        0.05         0.05
------------------------------------------------------------------------

                                  DIVIDENDS
                            ----------------------

                                                     NET ASSET
                               NET                    VALUE,
                            INVESTMENT     TOTAL      END OF       TOTAL
                              INCOME     DIVIDENDS    PERIOD     RETURN(a)
---------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 200    (0.01)       (0.01)      $1.00       1.49%
Year ended October 31, 200    (0.01)       (0.01)       1.00       0.70%
Year ended October 31, 200    (0.01)       (0.01)       1.00       0.57%
Year ended October 31, 200    (0.02)       (0.02)       1.00       2.17%
Year ended October 31, 200    (0.04)       (0.04)       1.00       4.24%
---------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 200    (0.01)       (0.01)      $1.00       0.64%
Year ended October 31, 200    (0.00)*      (0.00)*      1.00       0.29%
Year ended October 31, 200    (0.00)*      (0.00)*      1.00       0.23%
Year ended October 31, 200    (0.02)       (0.02)       1.00       1.56%
Year ended October 31, 200    (0.04)       (0.04)       1.00       3.61%
---------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 200    (0.01)       (0.01)      $1.00       0.88%
Year ended October 31, 200    (0.00)*      (0.00)*      1.00       0.30%
Year ended October 31, 200    (0.00)*      (0.00)*      1.00       0.23%
Year ended October 31, 200    (0.02)       (0.02)       1.00       1.56%
Year ended October 31, 200    (0.04)       (0.04)       1.00       3.61%
---------------------------------------------------------------------------
CLASS D SHARES
Year ended October 31, 200    (0.02)       (0.02)      $1.00       1.64%
Year ended October 31, 200    (0.01)       (0.01)       1.00       0.85%
Year ended October 31, 200    (0.01)       (0.01)       1.00       0.72%
Year ended October 31, 200    (0.02)       (0.02)       1.00       2.32%
Year ended October 31, 200    (0.04)       (0.04)       1.00       4.39%
---------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2    (0.02)       (0.02)      $1.00       1.54%
Year ended October 31, 200    (0.01)       (0.01)       1.00       1.22%
Year ended October 31, 200    (0.01)       (0.01)       1.00       1.09%
Year ended October 31, 200    (0.03)       (0.03)       1.00       2.71%
Year ended October 31, 200    (0.05)       (0.05)       1.00       4.79%
---------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 200    (0.02)       (0.02)      $1.00       1.89%
Year ended October 31, 200    (0.01)       (0.01)       1.00       1.10%
Year ended October 31, 200    (0.01)       (0.01)       1.00       0.97%
Year ended October 31, 200    (0.03)       (0.03)       1.00       2.58%
Year ended October 31, 200    (0.05)       (0.05)       1.00       4.65%
---------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTARY DATA
                             ---------------------------------------------------
                                                        RATIO OF
                                                          NET
                                           RATIO OF    INVESTMENT     RATIO OF
                             NET ASSETS    EXPENSES    INCOME TO      EXPENSES
                             AT END OF    TO AVERAGE    AVERAGE      TO AVERAGE
                               PERIOD        NET          NET           NET
                              (000'S)     ASSETS(b)    ASSETS(b)    ASSETS(b)(c)
---------------------------------------------------------------------------
 CLASS A SHARES
 Year ended October 31, 200  $  390,920     0.72%        1.49%         0.72%
 Year ended October 31, 200     326,320     0.71%        0.71%         0.71%
 Year ended October 31, 200     301,384     0.72%        0.56%         0.72%
 Year ended October 31, 200     243,772     0.73%        2.10%         0.73%
 Year ended October 31, 200     415,514     0.72%        4.20%         0.73%
---------------------------------------------------------------------------
 CLASS B SHARES
 Year ended October 31, 200  $      331     1.32%        0.74%         1.32%
 Year ended October 31, 200         299     1.12%        0.29%         1.31%
 Year ended October 31, 200         195     1.04%        0.23%         1.32%
 Year ended October 31, 200          88     1.33%        1.40%         1.33%
 Year ended October 31, 200         109     1.32%        3.60%         1.33%
---------------------------------------------------------------------------
 CLASS C SHARES
 Year ended October 31, 200  $  200,929     1.32%        0.86%         1.32%
 Year ended October 31, 200     153,124     1.10%        0.30%         1.31%
 Year ended October 31, 200     170,451     1.05%        0.23%         1.32%
 Year ended October 31, 200     195,246     1.33%        1.54%         1.33%
 Year ended October 31, 200     268,071     1.32%        3.59%         1.33%
---------------------------------------------------------------------------
 CLASS D SHARES
 Year ended October 31, 200  $  807,638     0.57%        1.64%         0.57%
 Year ended October 31, 200     825,998     0.56%        0.84%         0.56%
 Year ended October 31, 200   1,013,427     0.57%        0.72%         0.57%
 Year ended October 31, 200   1,351,695     0.58%        2.36%         0.58%
 Year ended October 31, 200   2,098,413     0.57%        4.38%         0.58%
---------------------------------------------------------------------------
 CLASS I SHARES
 Period ended October 31, 2  $2,200,424     0.20%        1.86%         0.21%
 Year ended October 31, 200   3,116,473     0.20%        1.19%         0.21%
 Year ended October 31, 200   2,777,675     0.20%        1.07%         0.22%
 Year ended October 31, 200   1,476,725     0.20%        2.55%         0.23%
 Year ended October 31, 200   2,111,147     0.19%        4.70%         0.22%
---------------------------------------------------------------------------
 CLASS Y SHARES
 Year ended October 31, 200  $  699,936     0.32%        1.88%         0.32%
 Year ended October 31, 200     688,510     0.31%        1.10%         0.31%
 Year ended October 31, 200     512,827     0.32%        0.95%         0.32%
 Year ended October 31, 200     420,576     0.33%        2.49%         0.33%
 Year ended October 31, 200     530,780     0.32%        4.59%         0.33%
---------------------------------------------------------------------------



       * Less than $0.005 per share.


       (a) Not annualized for periods less than one year. Total returns do not include redemption charges.


      (b) Annualized for periods less than one year.


       (c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


      (d) Class I Shares commenced operations on January 9, 2002.

FINANCIAL HIGHLIGHTS [GRAPH GRAPHIC]
--------------------------------------------------------------------------------

                             HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                              INVESTMENT ACTIVITIES          DIVIDENDS
                                             -----------------------   ----------------------
                                 NET ASSET
                                  VALUE,        NET       TOTAL FROM      NET
                                 BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT     TOTAL
                                 OF PERIOD     INCOME     ACTIVITIES     INCOME     DIVIDENDS
---------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002        $1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2003         1.00        0.00*        0.00*       (0.00)*      (0.00)*
Year ended October 31, 2004         1.00        0.00*        0.00*       (0.00)*      (0.00)*
Year ended October 31, 2005         1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2006         1.00        0.03         0.03        (0.03)       (0.03)
---------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002        $1.00        0.00*        0.00*       (0.00)*      (0.00)*
Year ended October 31, 2003         1.00        0.00*        0.00*       (0.00)*      (0.00)*
Year ended October 31, 2004         1.00        0.00*        0.00*       (0.00)*      (0.00)*
Year ended October 31, 2005         1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2006         1.00        0.02         0.02        (0.02)       (0.02)
---------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002        $1.00        0.00*        0.00*       (0.00)*      (0.00)*
Year ended October 31, 2003         1.00        0.00*        0.00*       (0.00)*      (0.00)*
Year ended October 31, 2004 (e)     1.00        0.00*        0.00*       (0.00)*      (0.00)*
Year ended October 31, 2005 (f)     1.00          --           --           --           --
Year ended October 31, 2006 (f)     1.00          --           --           --           --
---------------------------------------------------------------------------------------------
CLASS D SHARES
Year ended October 31, 2002        $1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2003         1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2004         1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2005         1.00        0.02         0.02        (0.02)       (0.02)
Year ended October 31, 2006         1.00        0.03         0.03        (0.03)       (0.03)
---------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 2002        $1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2003         1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2004         1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2005         1.00        0.02         0.02        (0.02)       (0.02)
Year ended October 31, 2006         1.00        0.03         0.03        (0.03)       (0.03)
---------------------------------------------------------------------------------------------

                                                                                         RATIOS/SUPPLEMENTARY DATA
                                                           ----------------------------------------------------------------------
                                 NET ASSET                  NET ASSETS        RATIO OF          RATIO OF NET         RATIO OF
                                  VALUE,                    AT END OF       EXPENSES TO       INVESTMENT INCOME      EXPENSES
                                  END OF       TOTAL          PERIOD        AVERAGE NET          TO AVERAGE         TO AVERAGE
                                  PERIOD     RETURN(a)       (000's)         ASSETS(b)          NET ASSETS(b)    NET ASSETS(b)(c)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002        $1.00       0.82%         $146,759          0.70%                0.82%         0.70%
Year ended October 31, 2003         1.00       0.46%          150,169          0.70%                0.46%         0.70%
Year ended October 31, 2004         1.00       0.40%          217,659          0.70%                0.42%         0.70%
Year ended October 31, 2005         1.00       1.46%(d)       128,218          0.70%(d)             1.38%(d)      0.71%
Year ended October 31, 2006         1.00       2.63%          153,523          0.70%                2.61%         0.70%
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002        $1.00       0.06%         $     17          1.28%                0.19%         1.28%
Year ended October 31, 2003         1.00       0.27%               17          0.89%                0.27%         1.28%
Year ended October 31, 2004         1.00       0.26%              683          0.96%                0.26%         1.31%
Year ended October 31, 2005         1.00       0.85%(d)           228          1.29%(d)             0.77%(d)      1.31%
Year ended October 31, 2006         1.00       2.01%               55          1.30%                1.88%         1.30%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended October 31, 2002        $1.00       0.14%         $      0          1.16%                0.36%         1.33%
Year ended October 31, 2003         1.00       0.06%               24          0.71%                0.26%         1.30%
Year ended October 31, 2004 (e)     1.00       0.06%                0**        0.78%                0.26%         1.29%
Year ended October 31, 2005 (f)     1.00          --                0**           --                   --           --
Year ended October 31, 2006 (f)     1.00          --                0**           --                   --           --
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year ended October 31, 2002        $1.00       0.97%         $226,280          0.55%                0.97%         0.55%
Year ended October 31, 2003         1.00       0.61%          201,277          0.55%                0.61%        0.55%
Year ended October 31, 2004         1.00       0.56%          171,151          0.55%                0.54%        0.55%
Year ended October 31, 2005         1.00       1.61%(d)       189,538          0.55%(d)             1.61%(d)     0.56%
Year ended October 31, 2006         1.00       2.78%          352,630          0.55%                2.78%        0.55%
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 2002        $1.00       1.22%         $107,422          0.30%                1.21%        0.30%
Year ended October 31, 2003         1.00       0.86%          167,776          0.30%                0.86%        0.30%
Year ended October 31, 2004         1.00       0.81%           98,260          0.30%                0.79%        0.30%
Year ended October 31, 2005         1.00       1.86%(d)       280,683          0.30%(d)             1.89%(d)     0.31%
Year ended October 31, 2006         1.00       3.04%          263,187          0.30%                2.99%        0.30%
---------------------------------------------------------------------------------------------------------------------------------



           *  Less than $0.005 per share.
          **  Less than $500.
         (a) Not annualized for periods less than one year. Total returns do not include redemption charges.
         (b)  Annualized for periods less than one year.
         (c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
         (d) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.01%, 0.01%, 0.01% and 0.01% for Class A
              Shares, Class B Shares, Class D Shares and Class Y Shares, respectively.
         (e) Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 81 days during the period.
         (f) During the period, Class C Shares had no operations. Net assets at the end of the period represent seed money.

FINANCIAL HIGHLIGHTS [GRAPH GRAPHIC]
--------------------------------------------------------------------------------


                             HSBC INVESTOR TAX-FREE MONEY MARKET FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    INVESTMENT ACTIVITIES          DIVIDENDS
                                                   -----------------------   ----------------------

                                       NET ASSET
                                        VALUE,        NET       TOTAL FROM      NET
                                       BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT     TOTAL
                                       OF PERIOD     INCOME     ACTIVITIES     INCOME     DIVIDENDS
  -------------------------------------------------------------------------------------------------
  CLASS A SHARES
  Period ended October 31, 2004(d)       $1.00        0.00*        0.00*       (0.00)*      (0.00)*
  Year ended October 31, 2005(e)          1.00          --           --           --           --
  Year ended October 31, 2006(f)          1.00        0.01         0.01        (0.01)       (0.01)
  -------------------------------------------------------------------------------------------------
  CLASS D SHARES
  Period ended October 31, 2004(g)       $1.00        0.00*        0.00*       (0.00)*      (0.00)*
  Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
  Year ended October 31, 2006             1.00        0.03         0.03        (0.03)       (0.03)
  -------------------------------------------------------------------------------------------------
  CLASS I SHARES
  Period ended October 31, 2004(d)       $1.00        0.00*        0.00*       (0.00)*      (0.00)*
  Year ended October 31, 2005(h)          1.00        0.00*        0.00*       (0.00)*      (0.00)*
  Year ended October 31, 2006(i)          1.00          --           --           --           --
  -------------------------------------------------------------------------------------------------
  CLASS Y SHARES
  Period ended October 31, 2004(g)       $1.00        0.00*        0.00*       (0.00)*      (0.00)*
  Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
  Year ended October 31, 2006             1.00        0.03         0.03        (0.03)       (0.03)
         -------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTARY DATA
                                                                 ---------------------------------------------------------------
                                                                                                  RATIO OF          RATIO OF
                                     NET ASSET                   NET ASSETS      RATIO OF      NET INVESTMENT       EXPENSES
                                      VALUE,                     AT END OF       EXPENSES        INCOME TO             TO
                                      END OF       TOTAL           PERIOD       TO AVERAGE        AVERAGE           AVERAGE
                                      PERIOD     RETURN(a)        (000's)      NET ASSETS(b)   NET ASSETS(b)    NET ASSETS(b)(c)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2004(d)       $1.00       0.00%          $     0**         0.44%           0.51%             2.12%
Year ended October 31, 2005(e)          1.00          --                0**           --              --                --
Year ended October 31, 2006(f)          1.00       0.56%                1           1.06%           3.35%             1.49%
--------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Period ended October 31, 2004(g)       $1.00       0.23%          $ 3,248           0.27%           1.34%             1.50%
Year ended October 31, 2005             1.00       1.60%           11,892           0.57%           1.71%             1.11%
Year ended October 31, 2006             1.00       2.77%           48,502           0.66%           2.76%             0.99%
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2004(d)       $1.00       0.12%          $     0**         0.00%           1.07%             1.80%
Year ended October 31, 2005(h)          1.00       0.15%                0**         0.33%           2.11%             0.74%
Year ended October 31, 2006(i)          1.00          --               --             --              --                --
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 2004(g)       $1.00       0.50%          $15,544           0.03%           1.27%             1.48%
Year ended October 31, 2005             1.00       1.86%           26,569           0.31%           1.86%             0.87%
Year ended October 31, 2006             1.00       3.02%           12,424           0.39%           2.92%             0.77%
--------------------------------------------------------------------------------------------------------------------------------


       * Less than $0.005 per share.
       ** Less than $500.

       (a) Not annualized for periods less than one year. Total returns do not include redemption charges.

      (b) Annualized for periods less than one year.

      (c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

      (d) Class A Shares commenced operations on August 27, 2004 and was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 5 days during the period.

          Class I Shares commenced operations on June 25, 2004 and was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 40 days during the period.

       (e) During the period, Class A shares had no operations, Net Assets at the end of the year represent seed money.

       (f) Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class has operations, which was 78 days during the period.


      (g) Class D Shares commenced operations on August 24, 2004. Class Y commenced operations on June 7, 2004.


      (h) Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of the time the class had operations, which was 27 days during the period.


       (i) During the period, Class I had no operations.

                             HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

            SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.





                                                                  INVESTMENT ACTIVITIES          DIVIDENDS
                                                                 -----------------------   ----------------------
                                                     NET ASSET
                                                      VALUE,        NET       TOTAL FROM      NET
                                                     BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT     TOTAL
                                                     OF PERIOD     INCOME     ACTIVITIES     INCOME     DIVIDENDS
                -------------------------------------------------------------------------------------------------
                CLASS A SHARES
                Year ended October 31, 2002            $1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2003             1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2004             1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
                Year ended October 31, 2006             1.00        0.04         0.04        (0.04)       (0.04)
                -------------------------------------------------------------------------------------------------
                CLASS B SHARES
                Year ended October 31, 2002            $1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2003             1.00        0.00*        0.00*       (0.00)*      (0.00)*
                Year ended October 31, 2004             1.00        0.00*        0.00*       (0.00)*      (0.00)*
                Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
                Year ended October 31, 2006             1.00        0.04         0.04        (0.04)       (0.04)
                -------------------------------------------------------------------------------------------------
                CLASS D SHARES
                Year ended October 31, 2002            $1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2003             1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2004             1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
                Year ended October 31, 2006             1.00        0.04         0.04        (0.04)       (0.04)
                -------------------------------------------------------------------------------------------------
                CLASS I SHARES
                Period ended October 31, 2004 (d)      $1.00        0.00*        0.00*       (0.00)*      (0.00)*
                Year ended October 31, 2005 (e)         1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2006 (f)         1.00        0.02         0.02        (0.02)       (0.02)
                -------------------------------------------------------------------------------------------------
                CLASS Y SHARES
                Year ended October 31, 2002            $1.00        0.02         0.02        (0.02)       (0.02)
                Year ended October 31, 2003             1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2004             1.00        0.01         0.01        (0.01)       (0.01)
                Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
                Year ended October 31, 2006             1.00        0.04         0.04        (0.04)       (0.04)
                -------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTARY DATA
                                                          -------------------------------------------------------------------------
                                  NET ASSET                 NET ASSETS        RATIO OF          RATIO OF NET          RATIO OF
                                   VALUE,                   AT END OF       EXPENSES TO       INVESTMENT INCOME       EXPENSES
                                   END OF       TOTAL         PERIOD        AVERAGE NET          TO AVERAGE          TO AVERAGE
                                   PERIOD     RETURN(a)      (000's)         ASSETS(b)          NET ASSETS(b)     NET ASSETS(b)(c)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002         $1.00       1.23%       $  780,008         0.72%                1.23%           0.72%
Year ended October 31, 2003          1.00       0.53%          606,108         0.72%                0.54%           0.72%
Year ended October 31, 2004          1.00       0.53%          640,096         0.73%                0.53%           0.73%
Year ended October 31, 2005          1.00       2.09%          725,469         0.73%                2.08%           0.74%
Year ended October 31, 2006          1.00       4.16%        1,287,045         0.72%                4.13%           0.73%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year ended October 31, 2002         $1.00       0.62%       $       16         1.32%                0.74%           1.32%
Year ended October 31, 2003          1.00       0.26%               17         0.98%                0.26%           1.34%
Year ended October 31, 2004          1.00       0.28%               17         0.98%                0.28%           1.34%
Year ended October 31, 2005          1.00       1.72%                1         1.32%                1.10%           1.32%
Year ended October 31, 2006          1.00       4.29%                1         1.31%                3.95%           1.32%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year ended October 31, 2002         $1.00       1.38%       $  557,974         0.57%                1.39%           0.57%
Year ended October 31, 2003          1.00       0.68%          577,991         0.57%                0.66%           0.57%
Year ended October 31, 2004          1.00       0.68%          517,500         0.58%                0.67%           0.58%
Year ended October 31, 2005          1.00       2.24%          525,937         0.58%                2.21%           0.59%
Year ended October 31, 2006          1.00       4.32%          967,456         0.57%                4.27%           0.58%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2004 (d)   $1.00       0.01%       $        0**       0.20%                0.93%           0.21%
Year ended October 31, 2005 (e)      1.00       0.73%                0**       0.20%                3.08%           0.24%
Year ended October 31, 2006 (f)      1.00       1.80%           23,002         0.17%                5.08%           0.23%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 2002         $1.00       1.63%       $  223,729         0.32%                1.62%           0.32%
Year ended October 31, 2003          1.00       0.94%          382,645         0.32%                0.93%           0.32%
Year ended October 31, 2004          1.00       0.93%          337,343         0.32%                0.91%           0.32%
Year ended October 31, 2005          1.00       2.50%          465,996         0.34%                2.49%           0.34%
Year ended October 31, 2006          1.00       4.58%          517,089         0.32%                4.49%           0.33%
-----------------------------------------------------------------------------------------------------------------------------------



     *    Less than $0.005 per share.


     ** Less than $500. (a) Not annualized for periods less than one year. Total returns do not include redemption charges.


     (b)  Annualized for periods less than one year.


     (c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


     (d) Class I commenced operations on December 24, 2003 and was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 10 days during the period.


     (e) Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 89 days during the period.


     (f) Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 136 days during the period.

FINANCIAL HIGHLIGHTS [GRAPH GRAPHIC]
-------------------------------------------------------------------------------

                             HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           INVESTMENT ACTIVITIES          DIVIDENDS
                                                          -----------------------   ----------------------
                                              NET ASSET
                                               VALUE,        NET       TOTAL FROM      NET
                                              BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT     TOTAL
                                              OF PERIOD     INCOME     ACTIVITIES     INCOME     DIVIDENDS
         -------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Year ended October 31, 2002            $1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2003             1.00        0.00*        0.00*       (0.00)*      (0.00)*
         Year ended October 31, 2004             1.00        0.00*        0.00*       (0.00)*      (0.00)*
         Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
         Year ended October 31, 2006             1.00        0.04         0.04        (0.04)       (0.04)
         -------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2004 (d)      $1.00        0.00*        0.00*       (0.00)*      (0.00)*
         Year ended October 31, 2005             1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2006             1.00        0.03         0.03        (0.03)       (0.03)
         -------------------------------------------------------------------------------------------------
         CLASS D SHARES
         Year ended October 31, 2002            $1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2003             1.00        0.00*        0.00*       (0.00)*      (0.00)*
         Year ended October 31, 2004             1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
         Year ended October 31, 2006             1.00        0.04         0.04        (0.04)       (0.04)
         -------------------------------------------------------------------------------------------------
         CLASS I SHARES
         Period ended October 31, 2004 (e)      $1.00        0.00*        0.00*       (0.00)*      (0.00)*
         Year ended October 31, 2005 (f)         1.00        0.02         0.02        (0.02)       (0.02)
         Year ended October 31, 2006             1.00        0.04         0.04        (0.04)       (0.04)
         -------------------------------------------------------------------------------------------------
         CLASS Y SHARES
         Year ended October 31, 2002            $1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2003             1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2004             1.00        0.01         0.01        (0.01)       (0.01)
         Year ended October 31, 2005             1.00        0.02         0.02        (0.02)       (0.02)
         Year ended October 31, 2006             1.00        0.04         0.04        (0.04)       (0.04)
         -------------------------------------------------------------------------------------------------

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                 -----------------------------------------------------------------
                                     NET ASSET                   NET ASSETS      RATIO OF        RATIO OF NET         RATIO OF
                                      VALUE,                     AT END OF     EXPENSES TO     INVESTMENT INCOME      EXPENSES
                                      END OF       TOTAL           PERIOD      AVERAGE NET        TO AVERAGE         TO AVERAGE
                                      PERIOD     RETURN(a)        (000's)       ASSETS(b)        NET ASSETS(b)    NET ASSETS(b)(c)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended October 31, 2002            $1.00       1.00%          $156,661        0.80%              0.83%               0.81%
Year ended October 31, 2003             1.00       0.35%            73,217        0.77%              0.38%               0.80%
Year ended October 31, 2004             1.00       0.39%            85,882        0.71%              0.39%               0.76%
Year ended October 31, 2005             1.00       1.89%            56,307        0.76%              1.84%               0.76%
Year ended October 31, 2006             1.00       3.74%            67,861        0.74%              3.75%               0.77%
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2004 (d)      $1.00       0.04%          $     38        1.31%              0.18%               1.35%
Year ended October 31, 2005             1.00       1.29%                39        1.36%              1.28%               1.36%
Year ended October 31, 2006             1.00       3.12%                40        1.35%              3.09%               1.38%
----------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year ended October 31, 2002            $1.00       1.15%          $ 97,788        0.65%              1.09%               0.71%
Year ended October 31, 2003             1.00       0.50%           147,547        0.62%              0.46%               0.66%
Year ended October 31, 2004             1.00       0.54%           208,633        0.56%              0.54%               0.60%
Year ended October 31, 2005             1.00       2.04%           293,480        0.62%              2.08%               0.62%
Year ended October 31, 2006             1.00       3.90%           302,637        0.60%              3.85%               0.62%
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2004 (e)      $1.00       0.02%          $      0**      0.17%              0.77%               0.23%
Year ended October 31, 2005 (f)         1.00       2.02%            30,518        0.20%              2.62%               0.26%
Year ended October 31, 2006             1.00       4.37%             6,521        0.19%              4.12%               0.27%
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 2002            $1.00       1.41%          $ 36,841        0.40%              1.38%               0.51%
Year ended October 31, 2003             1.00       0.75%            31,199        0.36%              0.78%               0.39%
Year ended October 31, 2004             1.00       0.79%           172,704        0.31%              0.82%               0.35%
Year ended October 31, 2005             1.00       2.30%            47,804        0.36%              2.13%               0.36%
Year ended October 31, 2006             1.00       4.16%            42,934        0.35%              4.07%               0.37%
----------------------------------------------------------------------------------------------------------------------------------



        * Less than $0.005 per share.


       ** Less than $500.


      (a) Not annualized for periods less than one year. Total returns do not include redemption charges.


      (b) Annualized for periods less than one year.


      (c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


      (d) Class B Shares commenced operations on August 13, 2004.



      (e) Class I Shares commenced operations on December 30, 2003 and were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 13 days during the period.


      (f) Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period.

TAXABLE EQUIVALENT YIELD TABLES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                        TAXABLE EQUIVALENT YIELD TABLES


The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2007 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).


                        FEDERAL AND NEW YORK STATE TABLE

-----------------------------------------------------------------------------------------------------------------------------
  TAXABLE INCOME*                                                              TAX EXEMPT YIELD
--------------------                    COMBINED     ------------------------------------------------------------------------
       SINGLE           JOINT             TAX         1.00%     1.50%      2.00%      2.50%      3.00%      3.50%   4.00%
       RETURN           RETURN          BRACKET**                           EQUIVALENT TAXABLE YIELD
-----------------  ----------------   -------------  ------------------------------------------------------------------------
$     0- $  7,825 $      0-$ 15,650      13.60%      1.16%      1.74%      2.31%      2.89%      3.47%      4.05%    4.63%
$ 7,826- $ 31,850 $ 15,651-$ 63,700      20.82%      1.26%      1.89%      2.53%      3.16%      3.79%      4.42%    5.05%
$ 31,851-$ 77,100 $ 63,701-$128,500      31.68%      1.46%      2.20%      2.93%      3.66%      4.39%      5.12%    5.85%
$ 77,101-$160,850 $128,501-$195,850      32.93%      1.49%      2.24%      2.98%      3.73%      4.47%      5.22%    5.96%
$160,850-$349,700 $195,851-$349,700      37.59%      1.60%      2.40%      3.20%      4.01%      4.81%      5.61%    6.41%
$349,701 & over   $349,701 & over        39.45%      1.65%      2.48%      3.30%      4.13%      4.95%      5.78%    6.61%

------------------------------------------------
                 TAX EXEMPT YIELD
------------------------------------------------
   4.50%        5.00%        5.50%       6.00%
              EQUIVALENT TAXABLE YIELD
------------------------------------------------
   5.21%        5.79%        6.37%       6.94%
   5.68%        6.31%        6.95%       7.58%
   6.59%        7.32%        8.05%       8.78%
   6.71%        7.46%        8.20%       8.95%
   7.21%        8.01%        8.81%       9.61%
   7.43%        8.26%        9.08%       9.91%


------------

 * Net amount subject to federal and New York State personal income tax after deductions and exemptions.

** Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax or
(ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal or New York State minimum taxes applicable;
(ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

                FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE

                       FEDERAL AND NEW YORK STATE TABLE
-----------------------------------------------------------------------------------------------------------------------------
  TAXABLE INCOME*                                                               TAX EXEMPT YIELD
-----------------------------------     COMBINED     ------------------------------------------------------------------------
       SINGLE           JOINT             TAX         1.00%    1.50%      2.00%      2.50%      3.00%      3.50%    4.00%
       RETURN           RETURN          BRACKET**                          EQUIVALENT TAXABLE YIELD
-----------------  ----------------   -------------  ------------------------------------------------------------------------
$     0- $  7,825 $      0-$ 15,650      16.22%      1.19%      1.79%      2.39%      2.98%      3.58%      4.18%     4.77%
$ 7,826- $ 31,850 $ 15,651-$ 63,700      23.87%      1.31%      1.97%      2.63%      3.28%      3.94%      4.60%     5.25%
$ 31,851-$ 77,100 $ 63,701-$128,500      32.87%      1.49%      2.23%      2.98%      3.72%      4.47%      5.21%     5.96%
$ 77,101-$160,850 $128,501-$195,850      35.56%      1.55%      2.33%      3.10%      3.88%      4.66%      5.43%     6.21%
$160,850-$349,700 $195,851-$349,700      40.03%      1.67%      2.50%      3.34%      4.17%      5.00%      5.84%     6.67%
$349,701  & over  $349,701 & over        41.82%      1.72%      2.58%      3.44%      4.30%      5.16%      6.02%     6.88%

------------------------------------------------
                 TAX EXEMPT YIELD
------------------------------------------------
   4.50%        5.00%        5.50%       6.00%
              EQUIVALENT TAXABLE YIELD
------------------------------------------------
    5.37%        5.97%        6.56%       7.16%
    5.91%        6.57%        7.22%       7.88%
    6.70%        7.45%        8.19%       8.94%
    6.98%        7.76%        8.53%       9.31%
    7.50%        8.34%        9.17%      10.01%
    7.74%        8.59%        9.45%      10.31%


------------

 * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.

** Effective combined federal, state and city tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.
70

TAXABLE EQUIVALENT YIELD TABLES [SCALE GRAPHIC]
-------------------------------------------------------------------------------
                        TAXABLE EQUIVALENT YIELD TABLES


The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under federal and California State personal income tax laws based upon the applicable 2007 rates. The federal and California State table does not take into account the indexing of the California personal income tax brackets for 2007. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns.


                       FEDERAL AND CALIFORNIA STATE TABLE



                       FEDERAL AND NEW YORK STATE TABLE
------------------------------------------------------------------------------------------------------------------------------
  TAXABLE INCOME*                                                             TAX EXEMPT YIELD
-----------------------------------     COMBINED     -------------------------------------------------------------------------
       SINGLE           JOINT             TAX         1.00%    1.50%      2.00%      2.50%      3.00%      3.50%    4.00%
       RETURN           RETURN          BRACKET**                          EQUIVALENT TAXABLE YIELD
-----------------  ----------------   -------------  -------------------------------------------------------------------------
$     0- $  7,825 $  0-$ 15,650         11.80%      1.13%      1.70%      2.27%      2.83%      3.40%      3.97%    4.54%
$ 7,826- $ 31,850 $ 15,651-$ 63,700     20.10%      1.25%      1.88%      2.50%      3.13%      3.75%      4.38%    5.01%
$ 31,851-$ 77,100 $ 63,701-$128,500     31.98%      1.47%      2.21%      2.94%      3.68%      4.41%      5.15%    5.88%
$ 77,101-$160,850 $128,501-$195,850     34.70%      1.53%      2.30%      3.06%      3.83%      4.59%      5.36%    6.13%
$160,850-$349,700 $195,851-$349,700     39.23%      1.65%      2.47%      3.29%      4.11%      4.94%      5.76%    6.58%
$349,701 & over   $349,701 & over       41.05%      1.70%      2.54%      3.39%      4.24%      5.09%      5.94%    6.78%

------------------------------------------------
                 TAX EXEMPT YIELD
------------------------------------------------
   4.50%        5.00%        5.50%       6.00%
             EQUIVALENT TAXABLE YIELD
------------------------------------------------
   5.10%        5.67%        6.24%        6.80%
   5.63%        6.26%        6.88%        7.51%
   6.62%        7.35%        8.09%        8.82%
   6.89%        7.66%        8.42%        9.19%
   7.41%        8.23%        9.05%        9.87%
   7.63%        8.48%        9.33%       10.18%


------------


 * Assumes CA tax brackets for 2007 unchanged from 2006, CA tax brackets for 2007 will be indexed for inflation and will not be available before June 2007.


** Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular California State personal income tax. Also, it is assumed that: (i) there are no federal or California State minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for California State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

                                 FEDERAL TABLE

                       FEDERAL AND NEW YORK STATE TABLE
----------------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                TAX EXEMPT YIELD
----------------------------------      COMBINED     -----------------------------------------------------------------
       SINGLE           JOINT             TAX         1.00%   1.50%   2.00%      2.50%      3.00%     3.50%      4.00%
       RETURN           RETURN          BRACKET**                      EQUIVALENT TAXABLE YIELD
-----------------  ----------------   -------------  ------------------------------------------------------------------
$      0-$ 7,550   $      0-$ 15,100     10.00%      1.11%    1.67%    2.22%      2.78%     3.33%      3.89%     4.44%
$  7,551-$ 30,650  $ 15,101-$ 61,300     15.00%      1.18%    1.76%    2.35%      2.94%     3.53%      4.12%     4.71%
$ 30,651-$ 74,200  $ 61,301-$123,700     25.00%      1.33%    2.00%    2.67%      3.33%     4.00%      4.67%     5.33%
$ 74,201-$154,800  $123,701-$188,450     28.00%      1.39%    2.08%    2.78%      3.47%     4.17%      4.86%     5.56%
$154,801-$336,550  $188,451-$336,550     33.00%      1.49%    2.24%    2.99%      3.73%     4.48%      5.22%     5.97%
$336,551  & over   $336,551 & over       35.00%      1.54%    2.31%    3.08%      3.85%     4.62%      5.38%     6.15%


------------------------------------------------
                 TAX EXEMPT YIELD
------------------------------------------------
   4.50%        5.00%        5.50%       6.00%
              EQUIVALENT TAXABLE YIELD
------------------------------------------------
   5.00%       5.56%       6.11%      6.67%
   5.29%       5.88%       6.47%      7.06%
   6.00%       6.67%       7.33%      8.00%
   6.25%       6.94%       7.64%      8.33%
   6.72%       7.46%       8.21%      8.96%
   6.92%       7.69%       8.46%      9.23%

------------

 * Net amount subject to federal income tax after deductions and exemptions.

** Effective combined federal tax bracket.

This table does not take into account any taxes other than the regular federal income tax. Also, it is assumed that: (i) there are no federal minimum taxes applicable; and (ii) a shareholder has no net capital gain. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.
                                                                              71

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.


YOU CAN GET FREE COPIES OF THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI AND PROSPECTUSES OF OTHER FUNDS IN THE HSBC INVESTOR FAMILY OF FUNDS FROM THE FUNDS' WEBSITE AT WWW.INVESTORFUNDS.US.HSBC.COM. YOU CAN ALSO OBTAIN THESE ITEMS OR REQUEST OTHER INFORMATION, AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THROUGH WHICH SHARES OF THE FUNDS MAY BE PURCHASED OR SOLD, OR CONTACT THE FUNDS AT:



                                     HSBC INVESTOR FUNDS
                                     P.O. BOX 182845
                                     COLUMBUS, OHIO 43218-2845
                                     TELEPHONE: 1-800-782-8183

You can review and copy the Funds' annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:


      For a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.



       Free from the Commission's Website at www.sec.gov.


Investment Company Act file no. 811-4782.

HSB-PU-MM 0207

                         Prospectus and Privacy Policy
                         HSBC Investor LIFELine FundsTM

                                    FEBRUARY 28, 2007

                                    HSBC INVESTOR AGGRESSIVE
                                    GROWTH STRATEGY FUND

                                    HSBC INVESTOR GROWTH
                                    STRATEGY FUND

                                    HSBC INVESTOR MODERATE
                                    GROWTH STRATEGY FUND

                                    HSBC INVESTOR CONSERVATIVE
                                    GROWTH STRATEGY FUND

                                    HSBC INVESTOR CONSERVATIVE
                                    INCOME STRATEGY FUND

                                    Class A Shares
                                    Class B Shares
                                    Class C Shares

                          HSBC INVESTOR LIFELINE FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                [HSBC LOGO]

                               PRIVACY POLICY FOR
                              HSBC INVESTOR FUNDS

--------------------------------------------------------------------------------
THIS PRIVACY POLICY NOTICE SUMMARIZES THE COLLECTION AND DISCLOSURE OF NONPUBLIC PERSONAL INFORMATION ('INFORMATION') OF CUSTOMERS ('YOU') OF THE HSBC INVESTOR FAMILY OF FUNDS ('WE' OR 'US'). IF YOU ARE AN INDIVIDUAL SHAREHOLDER OF RECORD OF ANY SERIES OF THE FUNDS, WE CONSIDER YOU TO BE A CUSTOMER OF THE HSBC INVESTOR FAMILY OF FUNDS. SHAREHOLDERS PURCHASING OR OWNING SHARES OF ANY OF THE HSBC INVESTOR FAMILY OF FUNDS THROUGH THEIR BANK, BROKER, OR OTHER FINANCIAL INSTITUTION SHOULD CONSULT THAT FINANCIAL INSTITUTION'S PRIVACY POLICIES.

WE COLLECT THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
--------------------------------------------------------------------------------
We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

WE DISCLOSE THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
--------------------------------------------------------------------------------
We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

WE DISCLOSE INFORMATION ABOUT YOU TO THE FOLLOWING TYPES OF THIRD PARTIES
--------------------------------------------------------------------------------
We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, National Association, HSBC Investments (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

PROTECTING THE SECURITY AND CONFIDENTIALITY OF YOUR INFORMATION
--------------------------------------------------------------------------------
We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

                       This is not part of the Prospectus

                                   Prospectus

                         HSBC Investor LIFELine FundsTM

                                    FEBRUARY 28, 2007

                                    HSBC INVESTOR AGGRESSIVE
                                    GROWTH STRATEGY FUND

                                    HSBC INVESTOR GROWTH
                                    STRATEGY FUND

                                    HSBC INVESTOR MODERATE
                                    GROWTH STRATEGY FUND

                                    HSBC INVESTOR CONSERVATIVE
                                    GROWTH STRATEGY FUND

                                    HSBC INVESTOR CONSERVATIVE
                                    INCOME STRATEGY FUND

                                    Class A Shares
                                    Class B Shares
                                    Class C Shares

                          HSBC INVESTOR LIFELINE FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                [HSBC LOGO]

HSBC INVESTOR FUNDS             TABLE OF CONTENTS
-------------------------------------------------------------------------------


                [TRISCALE GRAPHIC]      INVESTMENT SUMMARY
------------------------------------------------------------------------------------------------------
Carefully review this                           3  Overview
important section, which                        5  HSBC Investor LifeLine Funds
summarizes each Fund's                         16  Principal Investment Risks
investments, risks, past                       19  HSBC Investor Aggressive Growth Strategy Fund
performance, and fees.                         23  HSBC Investor Growth Strategy Fund
                                               27  HSBC Investor Moderate Growth Strategy Fund
                                               31  HSBC Investor Conservative Growth Strategy Fund
                                               35  HSBC Investor Conservative Income Strategy Fund

                [MONEY GRAPHIC]         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
------------------------------------------------------------------------------------------------------
Review this section                            39  Investment Objectives
for information on                             39  HSBC Investor Lifeline Funds Target Portfolio
investment strategies                          40  Weightings
and risks.                                     41  General Risk Factors: All Funds
                                               43  Specific Risk Factors
                                                   Portfolio Holdings

                [TRIGLASS GRAPHIC]      FUND MANAGEMENT
------------------------------------------------------------------------------------------------------
Review this section                            44  The Investment Adviser and Sub-Advisers
for details on                                 46  Portfolio Managers
the people and                                 49  The Distributor, Administrator and
organizations who provide                      49  Sub-Administrator
services to the Funds.                             The Two-Tier Fund Structure

                [PHONE GRAPHIC]         SHAREHOLDER INFORMATION
------------------------------------------------------------------------------------------------------
Review this section for                        50  Pricing of Fund Shares
details on how                                 51  Purchasing and Adding to Your Shares
shares are valued,                             55  Selling Your Shares
and how to purchase,                           58  Distribution Arrangements/Sales Charges
sell and exchange shares.                      63  Distribution and Shareholder Servicing
This section also describes                    63  Arrangements -- Revenue Sharing
related charges, and                           64  Exchanging Your Shares
payments of dividends                              Dividends, Distributions and Taxes
and distributions.

                [TRIGRAPH GRAPHIC]      FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
Review this section                            66  HSBC Investor Aggressive Growth Strategy Fund
for details on selected                        67  HSBC Investor Growth Strategy Fund
financial statements                           68  HSBC Investor Moderate Growth Strategy Fund
of the Funds                                   69  HSBC Investor Conservative Growth Strategy Fund
                                               70  HSBC Investor Conservative Income Strategy Fund

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      OVERVIEW

THE FUNDS                             HSBC Investor Funds is a mutual fund family that offers a
                                      variety of separate investment portfolios, each with
                                      individual investment objectives and strategies. HSBC
                                      Investor Funds offer the following asset allocation funds
                                      ('LifeLine Funds') through this prospectus:

                                         HSBC Investor Aggressive Growth Strategy Fund

                                         HSBC Investor Growth Strategy Fund

                                         HSBC Investor Moderate Growth Strategy Fund

                                         HSBC Investor Conservative Growth Strategy Fund

                                         HSBC Investor Conservative Income Strategy Fund

                                      Each LifeLine Fund (or 'Fund'), based on a target asset
                                      allocation, invests in a combination of HSBC Investor
                                      Portfolios ('Portfolios') and the HSBC Investor Money Market
                                      Fund. This prospectus highlights the differences between
                                      these Portfolios and provides important information about
                                      each LifeLine Fund.

                                      Each LifeLine Fund offers three different classes of shares through this prospectus: Class A Shares, Class B Shares and
                                      Class C Shares. The LifeLine Funds offer an additional class of shares for qualified retirement plans through a separate prospectus. Each class of shares has different
                                      characteristics and is subject to different fees and
                                      expenses. The following pages of this prospectus will
                                      highlight these differences. The LifeLine Funds' Statement of Additional Information ('SAI') contains a more detailed discussion of the different classes of shares. Please read this Prospectus and keep it for future reference.

                                      The investment objective and strategies of each LifeLine
                                      Fund are not fundamental and may be changed without approval of Fund shareholders upon 60 days notice. If there is a
                                      change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an
                                      appropriate investment in light of their current financial position and needs. There can be no assurance that the
                                      investment objective of a Fund will be achieved.

                                      Other important things for you to note:

                                         You may lose money by investing in a Fund

                                         Because the value of each Fund's investments will fluctuate with market conditions, so will the value of your investment in a Fund

                                      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA,
                                      N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
                                      INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST?               Consider investing in the LifeLine Funds if you are:

                                         Seeking a single investment that diversifies your assets in a portfolio of Funds by utilizing an asset allocation
                                         strategy

                                         Seeking to invest for long-term goals, such as retirement

                                         Willing to accept the higher risks of investing at least a portion of your investment in the stock market and/or the
                                         bond market in exchange for potentially higher long-term
                                         total returns

                                      The LifeLine Funds will not be appropriate for anyone:

                                         Seeking to invest solely in either the stock market or the bond markets

                                         Pursuing a short-term goal

                                         Investing emergency reserves

                                         Seeking safety of principal

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR LIFELINE FUNDS

THE FUNDS                             The HSBC Investor Funds feature a number of funds that are structured as 'master/feeder' funds. Under this two-tier
                                      structure, one fund (the 'feeder fund') invests all of its assets in a second fund (the 'master fund'). The master fund takes all of the investments from all of its feeder funds
                                      and builds a portfolio of investments pursuant to the master fund's investment objectives, policies and limitations.
                                      Investment results flow from the master fund to the feeder funds.

                                      The LifeLine Funds, through this master/feeder structure,
                                      provide an asset allocation option to investors who seek to diversify their investment across a variety of asset
                                      classes. Each LifeLine Fund provides an asset allocation
                                      option corresponding to different investment objectives and risk tolerances.

                                      Each LifeLine Fund is a feeder fund. However, unlike most
                                      feeder funds, a LifeLine Fund will not direct all of its
                                      assets to a single master fund. Instead, the LifeLine Fund will allocate its assets to different master funds in
                                      accordance with its asset allocation model.

                                      HSBC Investments (USA) Inc. (the 'Adviser'), according to
                                      specific target allocations, invests each LifeLine Fund's
                                      assets in some or all of the following master funds
                                      ('Underlying Portfolios'):

                                         HSBC Investor Growth Portfolio ('Growth Portfolio')

                                         HSBC Investor Value Portfolio ('Value Portfolio')

                                         HSBC Investor Opportunity ('Opportunity Portfolio')

                                         HSBC Investor International Equity Portfolio ('International
                                         Equity Portfolio')

                                         HSBC Investor Core Plus Fixed Income Portfolio ('Core Plus
                                         Fixed Income Portfolio')

                                         HSBC Investor High Yield Fixed Income Portfolio ('High Yield
                                         Fixed Income Portfolio')

                                         HSBC Investor Intermediate Duration Fixed Income Portfolio
                                         ('Intermediate Duration Fixed Income Portfolio')

                                         HSBC Investor Money Market Fund ('Money Market Fund')

                                      Each LifeLine Fund will invest in a different combination of the Underlying Portfolios according to the various
                                      percentage weightings selected by the Adviser as detailed in the chart on the following page. The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will
                                      occur on a frequent basis. Not all LifeLine Funds will
                                      invest in all of the Underlying Portfolios. The Adviser will rebalance each LifeLine Fund's assets each fiscal quarter to ensure the Fund is within the range of its target asset
                                      allocations.

                                      The Underlying Portfolios present varying degrees of
                                      potential investment risk and reward. The risk and potential reward profile of each LifeLine Fund will vary due to the
                                      differences in their Underlying Portfolios' percentage
                                      weightings. For a more detailed description, please refer to the 'General and Specific Risk Factors' in the 'Investment
                                      Objectives, Strategies and Risks' section in this
                                      Prospectus.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

            HSBC INVESTOR LIFELINE FUNDS TARGET PORTFOLIO WEIGHTINGS


---------------------------

                              HSBC INVESTOR                                          HSBC INVESTOR     HSBC INVESTOR
                               AGGRESSIVE        HSBC INVESTOR     HSBC INVESTOR     CONSERVATIVE      CONSERVATIVE
                             GROWTH STRATEGY    GROWTH STRATEGY   MODERATE GROWTH   GROWTH STRATEGY   INCOME STRATEGY
UNDERLYING PORTFOLIO              FUND                FUND         STRATEGY FUND          FUND             FUND
Growth Portfolio                    21%               21%               19%               15%                8%
---------------------------------------------------------------------------------------------------------------------
Value Portfolio                     21%               21%               18%               14%                8%
---------------------------------------------------------------------------------------------------------------------
Opportunity Portfolio               34%               20%               11%                4%              None
---------------------------------------------------------------------------------------------------------------------
International Equity
Portfolio                           23%               20%               15%               10%                4%
---------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income
Portfolio                          None               15%               26%               25%               15%
---------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income
Portfolio                          None                2%                5%                8%               10%
---------------------------------------------------------------------------------------------------------------------
Intermediate Duration Fixed
Income Portfolio                   None              None              None                3%               25%
---------------------------------------------------------------------------------------------------------------------
Money Market Fund                    1%                1%                6%               21%               30%
---------------------------------------------------------------------------------------------------------------------
Total:                             100%              100%              100%              100%              100%
---------------------------------------------------------------------------------------------------------------------



                                      The assets of each LifeLine Fund are invested in the
                                      Underlying Portfolios, which means the investment
                                      performance of each Fund is directly related to the
                                      performance of the investments held by the Underlying
                                      Portfolios. The ability of a LifeLine Fund to meet its
                                      investment objective depends on the ability of the
                                      Underlying Portfolios to meet their own investment
                                      objectives. It is possible that one or more Underlying
                                      Portfolios will not meet their own investment objectives,
                                      which would affect a LifeLine Fund's performance. There can be no assurance that the investment objective of any
                                      LifeLine Fund or any Underlying Portfolio will be achieved.
                                      Because the Underlying Portfolios represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.

                                      The LifeLine Funds bear the same risks as the Underlying
                                      Portfolios that they invest in, except the degree of risk
                                      varies based on a Fund's asset allocation. In general,
                                      references in this prospectus to a LifeLine Fund's
                                      investment techniques and associated risks include the
                                      investment techniques and associated risks of the Underlying
                                      Portfolios.

                                      Shareholders bear the expenses of both the LifeLine Fund and the Underlying Portfolios, and total expenses may be higher than other mutual fund structures. As the LifeLine Funds'
                                      allocations among the Underlying Portfolios change from time to time, or to the extent that the expense ratios of the
                                      Underlying Portfolios change, the weighted average operating expenses borne by the LifeLine Funds may increase or
                                      decrease. However, because of the master/feeder structure
                                      and because the Underlying Portfolios accept assets from
                                      other feeder funds within the HSBC Investor Family of Funds, the total expenses of the LifeLine Funds may be lower than other 'fund of funds' asset

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      allocation models. For reasons relating to costs or changes in investment objectives, among others, a LifeLine Fund
                                      could switch to other pooled investment companies or decide to manage the Fund's assets itself. No LifeLine Fund is
                                      currently contemplating such a move.

                                      Investment results will depend on the aggregate rate of
                                      return from the Underlying Portfolios of each LifeLine Fund.
                                      The balance of anticipated growth of capital versus current income will vary by each LifeLine Fund.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The investment objective of the Money Market Fund is to
                                      provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the
                                      preservation of capital. HSBC Investment (USA) Inc. is the investment adviser to the Money Market Fund.

PRINCIPAL INVESTMENT STRATEGIES       The Money Market Fund seeks to achieve its investment
                                      objective by investing the assets of the Money Market Fund in a portfolio of the highest quality money market
                                      instruments with maturities of 397 days or less and a dollar weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of
                                      obligations. The Money Market Fund invests primarily in bank certificates of deposits, time deposits, bankers'
                                      acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S. government securities. The
                                      Money Market Fund may invest without limit in the banking
                                      industry and in commercial paper and short-term corporate
                                      obligations of financial institutions (including foreign
                                      financial institutions).

                                      HSBC INVESTOR GROWTH PORTFOLIO

INVESTMENT OBJECTIVE                  The Growth Portfolio's investment objective is long-term
                                      growth of capital. The sub-adviser to the Growth Portfolio is Waddell & Reed Investment Management Company.

PRINCIPAL INVESTMENT STRATEGIES       Under normal market conditions, the Portfolio invests
                                      primarily in U.S. and foreign equity securities of high
                                      quality companies with market capitalizations generally in excess of $2 billion, which the sub-adviser believes have
                                      the potential to generate superior levels of long-term
                                      profitability and growth.

                                      The sub-adviser selects companies which create superior
                                      wealth over time and have sustainable competitive
                                      advantages. The sub-adviser's selection process is a blend of quantitative and fundamental research. From a
                                      quantitative standpoint, the sub-adviser concentrates on
                                      profitability, capital intensity, cash flow and valuation
                                      measures, as well as earnings growth rates. Once the
                                      quantitative research is completed, the sub-adviser conducts its internal research. The sub-adviser searches to identify those companies that it believes possess a sustainable
                                      competitive advantage. The sub-adviser seeks to outperform the Russell 1000'r' Growth Index.

                                      HSBC INVESTOR VALUE PORTFOLIO

INVESTMENT OBJECTIVE                  The Value Portfolio's investment objective is long-term
                                      growth of capital and income. The sub-adviser to the Value
                                      Portfolio is NWQ Investment Management Company, LLC.

PRINCIPAL INVESTMENT STRATEGIES       Under normal market conditions, the Portfolio invests
                                      primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that possess
                                      opportunities underappreciated or misperceived by the
                                      market. The Portfolio may also invest up to 25% of its
                                      assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American
                                      Depository Receipts. The sub-adviser seeks to identify
                                      undervalued companies where a catalyst exists -- such as new management, industry consolidation, company restructuring or a change in the company's fundamentals -- to recognize value or improve a company's profitability. The investment process seeks to add value through active management

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      and through research aimed at selecting companies that
                                      reflect hidden opportunities underpriced by the market. The sub-adviser's value driven investment strategy is based on bottom up fundamental research, which focuses on fundamental valuation, qualitative analysis and downside protection.

                                      HSBC INVESTOR OPPORTUNITY PORTFOLIO

INVESTMENT OBJECTIVE                  The Opportunity Portfolio's investment objective is
                                      long-term growth of capital. The sub-adviser to the
                                      Opportunity Portfolio is Westfield Capital Management
                                      Company, LLC.

PRINCIPAL INVESTMENT STRATEGIES       Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in equity securities of small
                                      cap companies. The Portfolio may also invest in bonds,
                                      notes, commercial paper, U.S. government securities, and
                                      foreign securities. Small cap companies generally are those that have market capitalizations within the range of market capitalizations represented in the Russell 2500'r' Growth
                                      Index. The Portfolio may also invest in equity securities of larger, more established companies if they are expected to show increased earnings.

                                      Westfield Capital Management Company, LLC, the Portfolio's
                                      sub-adviser, selects investments in companies that it
                                      believes offer superior prospects for growth and are either:

                                         early in their cycle but which have the potential to
                                         become major enterprises, or

                                         are major enterprises whose rates of earnings growth
                                         are expected to accelerate because of special factors,
                                         such as rejuvenated management, new products, changes
                                         in consumer demand, or basic changes in the economic
                                         environment.

                                      The Opportunity Portfolio was previously called the Small
                                      Cap Equity Portfolio.

                                      HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE                  The International Equity Portfolio's investment objective is long-term growth of capital and future income. The
                                      sub-adviser to the International Equity Portfolio is
                                      AllianceBernstein Investment Research and Management.

PRINCIPAL INVESTMENT STRATEGIES       Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in equity securities of
                                      companies organized and domiciled in developed nations
                                      outside the United States or for which the principal trading market is outside the United States, including Europe,
                                      Canada, Australia and the Far East. The Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

                                      AllianceBernstein Investment Research and Management, the
                                      Portfolio's sub-adviser, uses a fundamental value-oriented approach in selecting investments for the Portfolio.

                                      HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE                  The Core Plus Fixed Income Portfolio's investment objective is to maximize total return, consistent with reasonable
                                      risk. Halbis Capital Management (USA) Inc. is the
                                      sub-adviser to the Core Plus Fixed Income Portfolio.

PRINCIPAL INVESTMENT STRATEGIES       Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities, such as U.S. government

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed securities, and similar
                                      securities issued by foreign governments and corporations.
                                      The Portfolio invests primarily in investment grade debt
                                      securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Portfolio may
                                      invest up to 30% of its total assets in securities
                                      denominated in foreign currencies, and may invest beyond
                                      this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also invest in preferred stocks and convertible securities. The Portfolio may purchase
                                      securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years.

                                      HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE                  The Intermediate Duration Fixed Income Portfolio's
                                      investment objective is to maximize total return, consistent with reasonable risk. Halbis Capital Management (USA) Inc.
                                      is the sub-adviser to the Intermediate Duration Fixed Income
                                      Portfolio.

PRINCIPAL INVESTMENT STRATEGIES       Under normal market conditions, the Portfolio invests at
                                      least 80% of its net assets in fixed income securities.
                                      These securities may include U.S. government securities and corporate debt securities, commercial paper, mortgage-backed securities and asset-backed securities, and similar
                                      securities issued by foreign governments and corporations.
                                      The average portfolio duration of the Portfolio normally
                                      varies within 3 to 6 years. The Portfolio invests in fixed income securities with a stated maturity of less than 10
                                      years, but expects to maintain an average portfolio duration of 3 to 6 years. The Portfolio invests primarily in
                                      investment grade debt securities, but may invest up to 25%
                                      of its total assets in high yield securities ('junk bonds').
                                      The Portfolio may also invest in preferred stocks and
                                      convertible securities. The Portfolio may invest up to 30%
                                      of its total assets in securities denominated in foreign
                                      currencies, and may invest beyond this limit in U.S.
                                      dollar-denominated securities of foreign issuers.

                                      HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE                  The primary investment objective of the High Yield Fixed
                                      Income Portfolio is to provide a high level of current
                                      income, and its secondary objective is capital appreciation.
                                      Halbis Capital Management (USA) Inc. is the sub-adviser to the High Yield Fixed Income Portfolio.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Portfolio invests at
STRATEGIES                            least 80% of its net assets in high-yield/high risk fixed
                                      income securities. Such investments are commonly referred to as 'junk bonds.' The Portfolio may also invest up to 30% of its assets in securities of non-U.S issuers. The Portfolio combines top-down analysis of industry sectors and themes
                                      with bottom-up fundamental research, and seeks to identify undervalued sectors and securities through analysis of
                                      various criteria including credit quality and liquidity. The
                                      Portfolio seeks to allocate risk by investing among a
                                      variety of industry sectors.

                                      The Portfolio expects to maintain an average weighted
                                      portfolio maturity of 3 to 15 years.

                                      For more information about the management of the Underlying
                                      Portfolios, please refer to 'Portfolio Managers' in the
                                      'Fund Management' section in this prospectus.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Aggressive
                                      Growth Strategy Fund is long-term growth of capital.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                      HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
                                      [PIE CHART]

                                      Growth Portfolio                   21%
                                      Value Portfolio                    21%
                                      Opportunity Portfolio              34%
                                      International Equity Portfolio     23%
                                      Money Market Fund                   1%

                                      The Fund's allocation is heavily weighted towards equity
                                      investments, both U.S. and international. The percentage
                                      weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such
                                      adjustments will occur on a frequent basis.

HSBC INVESTOR GROWTH STRATEGY FUND
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR GROWTH STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Growth
                                      Strategy Fund is long-term growth of capital.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                      HSBC INVESTOR GROWTH STRATEGY FUND
                                      [PIE CHART]

                                      Growth Portfolio                   21%
                                      Value Portfolio                    21%
                                      Opportunity Portfolio              20%
                                      International Equity Portfolio     20%
                                      Core Plus Fixed Income Portfolio   15%
                                      High Yield Fixed Income Portfolio   2%
                                      Money Market Fund                   1%

                                      The Fund's allocation is heavily weighted towards equity
                                      investments, both U.S. and international, while including
                                      some fixed-income securities in an effort to reduce
                                      volatility. The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a frequent basis.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR MODERATE GROWTH STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Moderate
                                      Growth Strategy Fund is high total return consisting of
                                      long-term growth of capital and current income.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                      HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
                                      [PIE CHART]

                                      Growth Portfolio                   19%
                                      Value Portfolio                    18%
                                      Opportunity Portfolio              11%
                                      International Equity Portfolio     15%
                                      Core Plus Fixed Income Portfolio   26%
                                      High Yield Fixed Income Portfolio   5%
                                      Money Market Fund                   6%

                                      The Fund's allocation is weighted toward equity investments, both U.S. and international, while including fixed income
                                      securities in an effort to reduce volatility and add income.
                                      The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a frequent basis.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Conservative
                                      Growth Strategy Fund is high total return consisting of
                                      long-term growth of capital and current income.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                      HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
                                      [PIE CHART]

                                      Growth Portfolio                   15%
                                      Value Portfolio                    14%
                                      Opportunity Portfolio               4%
                                      International Equity Portfolio     10%
                                      Core Plus Fixed Income Portfolio   25%
                                      High Yield Fixed Income Portfolio   8%
                                      Intermediate Duration
                                        Fixed Income Portfolio            3%
                                      Money Market Fund                  21%

                                      The Fund's allocation is roughly evenly weighted between
                                      fixed-income securities and short-term instruments, and U.S.
                                      and foreign equity investments. The percentage weightings
                                      are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will
                                      occur on a frequent basis.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
INVESTMENT SUMMARY [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Conservative
                                      Income Strategy Fund is to realize current income,
                                      consistent with low risk, combined with conservative growth of capital.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                      HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
                                      [PIE CHART]

                                      Growth Portfolio                    8%
                                      Value Portfolio                     8%
                                      International Equity Portfolio      4%
                                      Core Plus Fixed Income Portfolio   15%
                                      High Yield Fixed Income Portfolio  10%
                                      Intermediate Duration
                                        Fixed Income Portfolio           25%
                                      Money Market Fund                  30%

                                      The Fund's allocation is heavily weighted toward
                                      fixed-income securities and short-term investments, while
                                      including some equity investments in an effort to add some growth of capital. The percentage weightings are targets
                                      that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a
                                      frequent basis.

HSBC INVESTOR LIFELINE FUNDS
PRINCIPAL INVESTMENT RISKS [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                                      PRINCIPAL INVESTMENT RISKS

                                      The principal risks of the HSBC LifeLine Funds are presented below. Certain of the LifeLine Funds invest more heavily in
                                      Underlying Portfolios that principally invest in stocks.
                                      These Funds are subject to a greater degree of stock
                                      investment risk than the LifeLine Funds which invest more of their investments in the underlying income producing
                                      Portfolios or the Money Market Fund. This section provides more detailed information about the LifeLine Funds' and the
                                      Underlying Portfolios' principal investments and risks. This
                                      Prospectus does not disclose all the types of securities or investment strategies that the Funds or Underlying
                                      Portfolios may use. The Funds' SAI provides more detailed
                                      information about the securities, investment strategies, and risks described in this Prospectus.

                                      Risk of Asset Allocation Funds: The assets of each LifeLine
                                      Fund are invested in the Underlying Portfolios, which means the investment performance of each Fund is directly related to the performance of the investments held by the Underlying
                                      Portfolios. The ability of a LifeLine Fund to meet its
                                      investment objective depends on the ability of the
                                      Underlying Portfolios to meet their own investment
                                      objectives. It is possible that one or more Underlying
                                      Portfolios will not meet their own investment objectives,
                                      which would affect a LifeLine Fund's performance. There can be no assurance that the investment objective of any
                                      LifeLine Fund or any Underlying Portfolio will be achieved.
                                      Because the Underlying Portfolios represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.

                                      Portfolio Weighting Risk: The assets of each LifeLine Fund are invested in the Underlying Portfolios according to
                                      predetermined target percentages selected by the Adviser.
                                      There can be no assurance that the Adviser's selection will enable each LifeLine Fund to achieve its investment
                                      objective. Furthermore, there can be no assurances that a
                                      LifeLine Fund will remain within the target allocations
                                      during the periods between rebalancing. The process of
                                      reallocation may generate net capital gains (including short term capital gains that are generally taxed to investors at ordinary income tax rates).

                                      Market Risk: Each LifeLine Fund's performance per share will change daily based on many factors, including the quality of the securities in the Underlying Portfolio's investment
                                      portfolio, national and international economic conditions
                                      and general market conditions. You could lose money on your investment in the Fund or the Underlying Portfolios could
                                      underperform other investments.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Underlying
                                      Portfolios that invest principally in stocks will fluctuate as the market price of their investments increases or
                                      decreases.

HSBC INVESTOR LIFELINE FUNDS
PRINCIPAL INVESTMENT RISKS [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                                      Growth Stock Risk: The return on growth stocks may or may
                                      not move in tandem with the returns of other styles of
                                      investing or the stock market. Growth stocks may be
                                      particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings
                                      disappointments. Further, growth stocks typically have
                                      little or no dividend income to cushion the effect of
                                      adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such
                                      investments will be more sensitive to market, political,
                                      regulatory and economic factors affecting those sectors.

                                      Small Company Risk: Because small cap growth companies have fewer financial resources than larger, well-established
                                      companies, any such investments by the Underlying Portfolios are subject to greater price volatility than investments in other equity funds that invest in larger, well-established companies, particularly during periods of economic
                                      uncertainty or downturns.

                                      Medium and Large Capitalization Risk: Certain Underlying
                                      Portfolios may invest in medium and large capitalization
                                      companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the
                                      event of earnings disappointments or other financial
                                      developments. Medium capitalization companies may involve
                                      greater risks than investment in large capitalization
                                      companies due to such factors as limited product lines,
                                      market and financial or managerial resources.

                                      Derivatives/Leverage Risk: Certain Underlying Portfolios may
                                      invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve their investment
                                      objectives. The Portfolios may do so for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, and the Core Plus
                                      Fixed Income Portfolio, High Yield Fixed Income Portfolio,
                                      Intermediate Duration Portfolio and Opportunity Portfolio
                                      may also do so to enhance returns when the Adviser (or
                                      sub-adviser) believes the investment will assist the
                                      Portfolio in achieving its investment objectives. Gains and losses from speculative positions in a derivative may be
                                      much greater than the derivative's original cost. If
                                      derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause a
                                      Portfolio to be more volatile than if the Portfolio had not been leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's
                                      portfolio securities. These investments could increase the
                                      Portfolio's price volatility or reduce the return on your
                                      investment.

                                      Foreign Investment Risk: The Underlying Portfolios'
                                      investments in foreign securities are riskier than
                                      investments in U.S. securities. Investments in foreign
                                      securities may lose value due to unstable international
                                      political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, and
                                      other factors. In foreign markets, key information about an issuer, security or market may be inaccurate or unavailable.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services, and there is a risk that an issuer will be unable to achieve its earnings or
                                      growth expectations.

HSBC INVESTOR LIFELINE FUNDS
PRINCIPAL INVESTMENT RISKS [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                                      High Yield ('Junk Bonds') Risk: Certain Underlying
                                      Portfolios may invest in high-yield securities, which are
                                      subject to higher credit risk and are less liquid than other fixed income securities. The Portfolios could lose money if they are unable to dispose of these investments at an
                                      appropriate time.

                                      Interest Rate Risk: Risk that changes in interest rates will affect the value of any Portfolio's investments in
                                      income-producing or fixed-income or debt securities. If
                                      interest rates rise, the value of a Portfolio's investments may fall.

                                      Credit Risk: Risk that the issuer of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. In
                                      addition, an issuer may suffer adverse changes in its
                                      financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a
                                      security. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for a
                                      Portfolio to sell.

                                      Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying
                                      mortgages will be repaid prior to the bond's maturity date.
                                      When such repayment occurs, no additional interest will be paid on the investment.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Portfolios may seek to reduce currency risk by hedging part or all of their
                                      exposure to various foreign currencies, they are not
                                      required to do so, and if such hedging techniques are
                                      employed, there is no assurance that they will be
                                      successful.

                                      Extension Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by an Underlying
                                      Portfolio (such as an asset-based security) later than
                                      expected. This may happen during a period of rising interest rates.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------


The bar chart on this page shows the HSBC Investor Aggressive Growth Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.



The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.



Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.



                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART
2006
16.21%


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    1Q 2006 +8.10%
Worst quarter:   2Q 2006 -1.65%

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r', a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Aggressive Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (1%); Russell 1000'r' Growth Index (21%); Russell 1000'r' Value Index (21%); Russell 2500'r' Growth Index (34%) and the MSCI EAFE Index (23%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.



The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.



Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.



In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
-----------------------

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


-----------------------


                                                                 INCEPTION                  SINCE
                                                                   DATE          1 YEAR   INCEPTION
---------------------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                                  Feb. 14, 2005     10.41%    12.40%
---------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS                  Feb. 14, 2005     10.41%    12.35%
---------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALES OF FUND SHARES                                         Feb. 14, 2005      6.76%    10.61%
---------------------------------------------------------------------------------------------------
  CLASS B RETURN BEFORE TAXES (WITH APPLICABLE CDSC)           Feb. 9, 2005      11.38%    13.30%
---------------------------------------------------------------------------------------------------
  CLASS C RETURN BEFORE TAXES (WITH APPLICABLE CDSC)           June 10, 2005     14.43%    17.90%
---------------------------------------------------------------------------------------------------
  S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)                                                --           15.78%    12.11%*
---------------------------------------------------------------------------------------------------
  AGGRESSIVE GROWTH BLENDED PORTFOLIO INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)**             --           16.91%    14.95%*
---------------------------------------------------------------------------------------------------



 * Since January 31, 2005.



** The 90-Day T-Bill is government guaranteed and offers a fixed rate of return.
   The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
EXPENSES [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                                                 FEES AND EXPENSES


As an investor in HSBC Investor Aggressive Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
(as a percentage of offering price)(1)                         5.00%      None       None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                    None     4.00%      1.00%
------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)           2.00%     2.00%      2.00%
------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------
Management fee                                                 0.05%     0.05%      0.05%
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%(3)  0.75%      0.75%
------------------------------------------------------------------------------------------
Other expenses:
    Shareholder servicing fee                                  0.25%     0.25%      0.25%
    Other operating expenses                                   2.43%     2.43%      2.43%
Total other expenses                                           2.68%     2.68%      2.68%
------------------------------------------------------------------------------------------
Acquired fund fees and expenses(4)                             0.79%     0.79%      0.79%
------------------------------------------------------------------------------------------
Total Fund operating expenses                                  3.52%     4.27%      4.27%
------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursment(5)                      2.02%     2.02%      2.02%
------------------------------------------------------------------------------------------
Net Fund operating expenses                                    1.50%     2.25%      2.25%
------------------------------------------------------------------------------------------





(1) Lower sales charges are available depending on the amount invested.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(3) There is a non-compensatory 12b-1 plan for Class A Shares which authorizes payments up to 0.25% of the Fund's average daily net assets. No payments have been made and there is no current intention to charge this fee.


(4) Includes expenses of the Underlying Portfolios and an estimate of fees and expenses that the Fund bears inndirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
EXPENSES [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                                                EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in the Aggressive Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                          1       3        5        10
                         YEAR   YEARS    YEARS    YEARS

  CLASS A SHARES         $645   $1,347   $2,071   $3,975
  ------------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $628   $1,312   $2,009   $4,007
   ASSUMING NO
   REDEMPTION            $228   $1,112   $2,009   $4,007
  ------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $328   $1,112   $2,009   $4,309
   ASSUMING NO
   REDEMPTION            $228   $1,112   $2,009   $4,309
  ------------------------------------------------------



* This Example reflects the combined fees and expenses of the Aggressive Growth Strategy Fund and the Underlying Portfolios and reflects any applicable sales charges. For Class B and Class C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Growth Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.



The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.



Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.



                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART
2006
14.50%


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2006  +6.46%
Worst quarter:   2Q 2006  -1.00%

HSBC INVESTOR GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r', a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (1%); Merrill Lynch High Yield Master II Index (2%); Lehman Brothers U.S. Aggregate Bond Fund Index (15%); Russell 1000'r' Growth Index (21%); Russell 1000'r' Value Index (21%); Russell 2500'r' Growth Index (20%), and the MSCI EAFE Index (20%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.



The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.



Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.



In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

-----------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
-----------------------



                                                INCEPTION                     SINCE
                                                  DATE          1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Feb. 8, 2005           8.80%     11.42%
-------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Feb. 8, 2005           8.58%     11.28%
-------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Feb. 8, 2005           6.01%      9.77%
-------------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               Feb. 1, 2005           9.64%     12.76%
-------------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               April 27, 2005        12.66%     16.59%
-------------------------------------------------------------------------------------
  S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)                         --              15.78%     12.11%*
-------------------------------------------------------------------------------------
  GROWTH BLENDED PORTFOLIO INDEX (REFLECTS
  NO DEDUCTION FOR FEES, EXPENSES OR
  TAXES)**                                         --              15.12%     13.01%*
-------------------------------------------------------------------------------------



 * Since January 31, 2005.



** The performance shown for the Growth Blended Portfolio Index prior to April
   30, 2006 does not reflect the 2% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Brothers U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR GROWTH STRATEGY FUND
EXPENSES [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                                      FEES AND EXPENSES

As an investor in HSBC Investor Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
(as a percentage of offering price)(1)                         5.00%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                    None     4.00%     1.00%
------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)           2.00%     2.00%     2.00%
------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------
Management fee                                                 0.05%     0.05%     0.05%
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%(3)  0.75%     0.75%
------------------------------------------------------------------------------------------
Other expenses:
    Shareholder servicing fee                                  0.25%     0.25%     0.25%
    Other operating expenses                                   1.12%     1.12%     1.12%
Total other expenses                                           1.37%     1.37%     1.37%
------------------------------------------------------------------------------------------
Acquired fund fees and expenses(4)                             0.77%     0.77%     0.77%
------------------------------------------------------------------------------------------
Total Fund operating expenses                                  2.19%     2.94%     2.94%
------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                     0.69%     0.69%     0.69%
------------------------------------------------------------------------------------------
Net Fund operating expenses                                    1.50%     2.25%     2.25%
------------------------------------------------------------------------------------------





(1) Lower sales charges are available depending on the amount invested.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(3) There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. No payments have been made and there is no current intention to charge this fee.


(4) Includes expenses of the Underlying Portfolios and an estimate of fees and expenses that the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.

HSBC INVESTOR GROWTH STRATEGY FUND
EXPENSES [MONEY GRAPHIC]
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                               EXPENSE EXAMPLE*


                          1       3        5        10
                         YEAR   YEARS    YEARS    YEARS

  CLASS A SHARES         $645   $1,088   $1,556   $2,846
  ------------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $628   $1,045   $1,487   $2,872
   ASSUMING NO
   REDEMPTION            $228     $845   $1,487   $2,872
  ------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $328     $845   $1,487   $3,212
   ASSUMING NO
   REDEMPTION            $228     $845   $1,487   $3,212
  ------------------------------------------------------



* This Example reflects the combined fees and expenses of the Growth Strategy Fund and the Underlying Portfolios and reflects any applicable sales charges. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------


The bar chart on this page shows the HSBC Investor Moderate Growth Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.



The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.



Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.



                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART
2006
12.24%


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2006  +5.60%
Worst quarter:   2Q 2006  -0.61%

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r', a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Moderate Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (6%); Lehman Brothers U.S. Aggregate Bond Fund Index (26%); Merrill Lynch High Yield Master II Index (5%); Russell 1000'r' Growth Index (19%); Russell 1000'r' Value Index (18%); Russell 2500'r' Growth Index (11%) and the MSCI EAFE Index (15%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.



The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.



Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.



In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
-----------------------

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


-----------------------


                                                INCEPTION                SINCE
                                                  DATE        1 YEAR   INCEPTION
--------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Feb. 3, 2005      6.65%      8.39%
--------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Feb. 3, 2005      6.18%      8.10%
--------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Feb. 3, 2005      4.70%      7.11%
--------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               Feb. 1, 2005      7.29%      9.38%
--------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               June 10, 2005    10.37%     11.89%
--------------------------------------------------------------------------------
  S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)                         --         15.78%     12.11%*
--------------------------------------------------------------------------------
  MODERATE GROWTH BLENDED PORTFOLIO INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)**                                      --         12.72%     10.72%*
--------------------------------------------------------------------------------



 * Since January 31, 2005.



** The performance shown for the Moderate Growth Blended Portfolio Index prior to 4/30/06 does not reflect the 5% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Brothers U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
EXPENSES [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                                                 FEES AND EXPENSES


As an investor in the HSBC Investor Moderate Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
(as a percentage of offering price)(1)                         5.00%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                    None     4.00%     1.00%
------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)           2.00%     2.00%     2.00%
------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------
Management fee                                                 0.05%     0.05%     0.05%
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%(3)  0.75%     0.75%
------------------------------------------------------------------------------------------
Other expenses:
    Shareholder servicing fee                                  0.25%     0.25%     0.25%
    Other operating expenses                                   1.10%     1.10%     1.10%
Total other expenses                                           1.35%     1.35%     1.35%
------------------------------------------------------------------------------------------
Acquired fund fees and expenses(4)                             0.74%     0.74%     0.74%
------------------------------------------------------------------------------------------
Total Fund operating expenses                                  2.14%     2.89%     2.89%
------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                     0.62%     0.62%     0.62%
------------------------------------------------------------------------------------------
Net Fund operating expenses                                    1.52%     2.27%     2.27%
------------------------------------------------------------------------------------------





(1) Lower sales charges are available depending on the amount invested.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(3) There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. No payments have been made and there is no current intention to charge this fee.


(4) Includes expenses of the Underlying Portfolios and an estimate of fees and expenses that the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
EXPENSES [MONEY GRAPHIC]
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Moderate Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                EXPENSE EXAMPLE*


                          1       3        5        10
                         YEAR   YEARS    YEARS    YEARS
  CLASS A SHARES         $647   $1,080   $1,538   $2,802
  ------------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $630   $1,036   $1,469   $2,828
   ASSUMING NO
   REDEMPTION            $230     $836   $1,469   $2,828
  ------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $330     $836   $1,469   $3,170
   ASSUMING NO
   REDEMPTION            $230     $836   $1,469   $3,170
  ------------------------------------------------------



* This Example reflects the combined fees and expenses of the Moderate Growth Strategy Fund and the Underlying Portfolios and reflects any applicable sales charges. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------


The bar chart on this page shows the HSBC Investor Conservative Growth Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.



The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.



Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.



                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART
2006
9.68%


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2006  +4.39%
Worst quarter:   2Q 2006  -0.22%

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r', a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Conservative Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (21%); Merrill Lynch High Yield Master II Index (8%); Lehman Brothers U.S. Aggregate Bond Fund Index (25%); Lehman Brothers Interm. U.S. Aggregate Bond Index (3%); Russell 1000'r' Growth Index (15%); Russell 1000'r' Value Index (14%); Russell 2500'r' Growth Index (4%) and the MSCI EAFE Index (10%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.



The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.



Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.



In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
------------------------

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)


------------------------


                                                INCEPTION                SINCE
                                                  DATE        1 YEAR   INCEPTION
--------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Feb. 23, 2005     4.16%      5.73%
--------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Feb. 23, 2005     3.35%      5.19%
--------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Feb. 23, 2005     3.05%      4.67%
--------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               Feb. 17, 2005     4.81%      6.04%
--------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               April 19, 2005    7.78%      9.65%
--------------------------------------------------------------------------------
  S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)                         --         15.78%     11.42%*
--------------------------------------------------------------------------------
  CONSERVATIVE GROWTH BLENDED PORTFOLIO
  INDEX (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)**                             --         10.57%      8.50%*
--------------------------------------------------------------------------------



 * Since February 28, 2005.



** The performance shown for the Conservative Growth Blended Portfolio Index prior to 4/30/06 does not reflect the 8% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is gov't. guaranteed and offers a fixed rate of return. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Bros. U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including gov't, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Bros. Intermediate U.S. Aggregate Index is generally representative of investment-grade debt issues with maturities between three- and ten-years. The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index measures the performance of those 2,500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted Index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------


                                             FEES AND EXPENSES



As an investor in HSBC Investor Conservative Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.



--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
(as a percentage of offering price)(1)                         4.75%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                    None      4.00%      1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)           2.00%      2.00%      2.00%
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------------------
Management fee                                                 0.05%      0.05%      0.05%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%(3)   0.75%      0.75%
--------------------------------------------------------------------------------------------
Other expenses:
    Shareholder servicing fee                                  0.25%      0.25%      0.25%
    Other operating expenses                                   2.29%      2.29%      2.29%
Total other expenses                                           2.54%      2.54%      2.54%
--------------------------------------------------------------------------------------------
Acquired fund fees and expenses(4)                             0.67%      0.67%      0.67%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  3.26%      4.01%      4.01%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                     1.72%      1.72%      1.72%
--------------------------------------------------------------------------------------------
Net Fund operating expenses                                    1.54%      2.29%      2.29%
--------------------------------------------------------------------------------------------





(1) Lower sales charges are available depending on the amount invested.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.


(3) There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. No payments have been made and there is no current intention to charge this fee.


(4) Includes expenses of the Underlying Portfolios and an estimate of fees and expenses that the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.


(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------

                                                EXPENSE EXAMPLE*

The Example is intended to help you compare the cost of investing in shares of the Conservative Income Strategy Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                          1       3        5        10
                         YEAR   YEARS    YEARS    YEARS

  CLASS A SHARES         $649   $1,301   $1,976   $3,769
  ------------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $632   $1,264   $1,912   $3,800
   ASSUMING NO
   REDEMPTION            $232   $1,064   $1,912   $3,800
  ------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $332   $1,064   $1,912   $4,108
   ASSUMING NO
   REDEMPTION            $232   $1,064   $1,912   $4,108
  ------------------------------------------------------



* The Example reflects the combined fees and expenses of the Conservative Growth Strategy Fund and the Underlying Portfolios and reflects any applicable sales charges. The Example shows the expenses you would pay at the end of the time periods indicated. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------


                                             PERFORMANCE BAR CHART AND TABLE



The bar chart on this page shows the HSBC Investor Conservative Income Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.



The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.



Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.



                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2006
7.02%



Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 2006  +3.58%
Worst quarter:   2Q 2006  -0.07%

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
--------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Lehman Brothers Aggregate Bond Index, an index generally representative of investment grade bond issues, with maturities between three and ten years. The table assumes reinvestment of dividends and to the Conservative Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (30%); Merrill Lynch High Yield Master II Index (10%); Lehman Brothers U.S. Aggregate Bond Fund Index (15%); Lehman Brothers U.S. Interm. Aggregate Bond Index (25%); Russell 1000'r' Growth Index (8%); Russell 1000'r' Value Index (8%) and the MSCI EAFE Index (4%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.



The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.



Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.



In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
------------------






                                               INCEPTION                SINCE
                                                  DATE       1 YEAR   INCEPTION
--------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Feb. 8, 2005     1.97%      2.53%
--------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Feb. 8, 2005     0.93%      1.68%
--------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Feb. 8, 2005     1.34%      1.68%
--------------------------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               Feb. 14, 2005    2.24%      2.96%
--------------------------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC) RETURN
  BEFORE TAXES                               May 4, 2005      4.75%      5.26%
--------------------------------------------------------------------------------
  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                        --        15.78%     12.11%*
--------------------------------------------------------------------------------
  CONSERVATIVE INCOME BLENDED PORTFOLIO
  INDEX (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)**                             --         7.40%      5.83%*
--------------------------------------------------------------------------------



 * Since January 31, 2005.



** The performance shown for the Conservative Income Blended Portfolio Index prior to 4/30/06 does not reflect the 10% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is gov't. guaranteed and offers a fixed rate of return. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Bros. U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including gov't, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Bros. Intermediate U.S. Aggregate Index is an unmanaged index generally representative of investment-grade debt issues with maturities between three and ten years. The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index Measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
EXPENSES [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                                                     FEES AND EXPENSES


As an investor in HSBC Investor Conservative Income Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases
(as a percentage of offering price)(1)                         4.75%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
sales price)                                                    None      4.00%      1.00%
--------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)           2.00%      2.00%      2.00%

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES   C SHARES
Management fee                                                 0.05%      0.05%      0.05%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%(3)   0.75%      0.75%
--------------------------------------------------------------------------------------------
Other expenses:
    Shareholder servicing fee                                  0.25%      0.25%      0.25%
    Other operating expenses                                   4.63%      4.63%      4.63%
Total other expenses                                           4.88%      4.88%      4.88%
--------------------------------------------------------------------------------------------
Acquired fund fees and expenses(4)                             0.66%      0.66%      0.66%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  5.59%      6.34%      6.34%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(5)                     4.00%      4.00%      4.00%
--------------------------------------------------------------------------------------------
Net Fund operating expenses                                    1.59%      2.34%      2.34%
--------------------------------------------------------------------------------------------





(1) Lower sales charges are available depending on the amount invested.



(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.



(3) There is a non-compensatory 12b-1 plan for Class A Shares which authorizes payments up to 0.25% of the Conservative Income Strategy Fund's average daily net assets.



(4) Includes expenses of the Underlying Portfolios and an estimate of fees and expenses that the Fund bears inndirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.



(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
EXPENSES [MONEY GRAPHIC]
--------------------------------------------------------------------------------

                                                EXPENSE EXAMPLE*


The Example is intended to help you compare the cost of investing in shares of the Conservative Income Strategy Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

  ----------------
                          1        3        5        10
                         YEAR    YEARS    YEARS    YEARS
  CLASS A SHARES         $629    $1,724   $2,806   $5,455
  -------------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $637    $1,721   $2,722   $5,505
   ASSUMING NO
   REDEMPTION            $237    $1,521   $2,722   $5,505
  -------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $337    $1,521   $2,722   $5,753
   ASSUMING NO
   REDEMPTION            $237    $1,521   $2,722   $5,753
  -------------------------------------------------------



* The Example reflects the combined fees and expenses of the Conservative Income Strategy Fund and the Underlying Portfolios and reflects any applicable sales charges. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES:

   HSBC Investor Aggressive Growth Strategy Fund seeks long-term growth of capital.

   HSBC Investor Growth Strategy Fund seeks long-term growth of capital.

   HSBC Investor Moderate Growth Strategy Fund seeks high total return consisting of long-term growth of capital and current income.

   HSBC Investor Conservative Growth Strategy Fund seeks high total return consisting of long-term growth of capital and current income.

   HSBC Investor Conservative Income Strategy Fund seeks to realize current income, consistent with low risk, combined with conservative growth of capital.


The LifeLine Funds currently seek to achieve their investment objectives by normally investing their assets in the Underlying Portfolios in approximately the various percentage weightings set forth in the chart below. The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a frequent basis.




                              HSBC INVESTOR LIFELINE FUNDS TARGET PORTFOLIO WEIGHTINGS
---------------------------------------------------------------------------------------------------------------------
                                AGGRESSIVE                           MODERATE        CONSERVATIVE      CONSERVATIVE
                             GROWTH STRATEGY    GROWTH STRATEGY   GROWTH STRATEGY   GROWTH STRATEGY   INCOME STRATEGY
                                   FUND              FUND              FUND              FUND              FUND

Growth Portfolio                    21%               21%               19%               15%                8%
---------------------------------------------------------------------------------------------------------------------
Value Portfolio                     21%               21%               18%               14%                8%
---------------------------------------------------------------------------------------------------------------------
Opportunity Portfolio               34%               20%               11%                4%              None
---------------------------------------------------------------------------------------------------------------------
International Equity
Portfolio                           23%               20%               15%               10%                4%
---------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income
Portfolio                          None               15%               26%               25%               15%
---------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income
Portfolio                          None                2%                5%                8%               10%
---------------------------------------------------------------------------------------------------------------------
Intermediate Duration Fixed
Income Portfolio                   None              None              None                3%               25%
---------------------------------------------------------------------------------------------------------------------
Money Market Fund                    1%                1%                6%               21%               30%
---------------------------------------------------------------------------------------------------------------------
Total:                             100%              100%              100%              100%              100%
---------------------------------------------------------------------------------------------------------------------



   HSBC Investor Aggressive Growth Strategy Fund's allocation is heavily weighted toward equity investments, both U.S. and international.



   HSBC Investor Growth Strategy Fund's allocation is heavily weighted toward equity investments, both U.S. and international, while including some fixed-income securities in an effort to reduce volatility.



   HSBC Investor Moderate Growth Strategy Fund's allocation is weighted toward equity investments, both U.S. and international, while including fixed income securities in an effort to reduce volatility and add income.



   HSBC Investor Conservative Growth Strategy Fund's allocation is roughly evenly weighted between fixed-income securities and short-term instruments, and U.S. and international equity investments.


   HSBC Investor Conservative Income Strategy Fund's allocation is heavily weighted toward fixed-income securities and short-term investments, while including some equity investments in an effort to add some growth of capital.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
--------------------------------------------------------------------------------


GENERAL RISK FACTORS: ALL FUNDS

An investment in a LifeLine Fund is subject to investment risks, including the possible loss of the principal amount invested. Each LifeLine Fund's performance per share will change daily based on many factors, including changes in the price of the underlying securities, fluctuation in interest rates, the quality of the instruments in the Fund's Underlying Portfolios, national and international economic conditions and general market conditions.

Generally, each Fund and its Underlying Portfolios will be subject to the following risks:


  Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap or mid-cap stocks, and 'growth' stocks can react differently from 'value' stocks.


  Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund or Portfolio. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

  Credit Risks: A Fund could lose money if the issuer of a fixed income security owned by a Portfolio is unable to meet its financial obligations.

  Derivatives: A Portfolio may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or 'derived' from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and 'when-issued' securities. There are, in fact, many different types of derivative securities and many different ways to use them.

  The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Portfolio or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Portfolio's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent a Fund from selling unfavorable positions, which could result in adverse consequences.

  Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, leverage risk will apply.

  The SAI contains detailed descriptions of the derivative securities in which each Portfolio may invest and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this prospectus.

  Leverage Risk: Certain transactions give rise to a form of leverage. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so. Leverage,

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
--------------------------------------------------------------------------------

   including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities.


  Liquidity Risk/Illiquid Securities: Each Portfolio may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Underlying Portfolios will not invest more than 15% of their net assets in securities deemed to be illiquid (10% for the Money Market Fund). A Portfolio could lose money if it is unable to dispose of an investment at a time that is most beneficial.


  Portfolio Turnover: Each Portfolio is actively managed and, in some cases the Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect a Fund's performance.

  Temporary Defensive Positions: In order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Adviser's opinion, are more conservative than the types of securities that the Portfolio typically invests in. To the extent a Portfolio is engaged in temporary or defensive investments, it will not be pursuing its investment objective.

  Returns Are Not Guaranteed: An investment in a Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


  Risk of Asset Allocation Funds: The assets of each LifeLine Fund are invested in the Underlying Portfolios, which means the investment performance of each Fund is directly related to the performance of the investments held by the Underlying Portfolios. The ability of a LifeLine Fund to meet its investment objective depends on the ability of the Underlying Portfolios to meet their own investment objectives. It is possible that one or more Underlying Portfolios will not meet their own investment objectives, which would affect a LifeLine Fund's performance. There can be no assurance that the investment objective of any LifeLine Fund or any Underlying Portfolio will be achieved. Because the Underlying Portfolios represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.



  Portfolio Weighting Risk: The assets of each LifeLine Fund are invested in the Underlying Portfolios according to predetermined target percentages selected by the Adviser. There can be no assurance that the Adviser's selection will enable each LifeLine Fund to achieve its investment objective. Furthermore, there can be no assurances that a LifeLine Fund will remain within the target allocations during the periods between rebalancing. The process of reallocation may generate net capital gains (including short term capital gains that are generally taxed to investors at ordinary income tax rates).


SPECIFIC RISK FACTORS: FOREIGN SECURITIES

Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.
                                                                              41

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
--------------------------------------------------------------------------------




Investments in foreign markets typically involve currency risks. Some Underlying Portfolios may use techniques to increase exposure to a currency or shift exposure from one currency to another. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Portfolios may seek to reduce currency risk by hedging part or all of their exposure to various foreign currencies, they are not required to do so, and if such hedging techniques are employed, there is no assurance that they will be successful.


SPECIFIC RISK FACTORS: LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Portfolios may lend portfolio securities to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

SPECIFIC RISK FACTORS: REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

SPECIFIC RISK FACTORS: HIGH YIELD/HIGH RISK SECURITIES

High yield/high risk securities ('junk bonds') may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. If the issuer of high yield/high risk securities defaults, the Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect, and cause large fluctuations in, the daily value of the Portfolios. Bonds rated below investment grade are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of high yield, high risk bonds, more senior debt holders (such as bank loans and investment grade bonds) will likely be paid a greater portion of the total outstanding debt owed by the issuer. Because investing in bonds rated below investment grade involves greater investment risk, achieving the relevant Portfolio's investment objective will depend more on the portfolio managers' analysis than would be the case if the Portfolio were investing in higher-quality bonds.

For all or a portion of the high yield securities investments that may be made by the respective Portfolios, there is no minimum limit on the rating or credit quality. In such cases a Portfolio may invest in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency). Such investments are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Portfolio to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Portfolio pursues capital appreciation through investment in distressed securities, the Portfolio's ability to achieve current income may be diminished.

SPECIFIC RISK FACTORS: 'WHEN-ISSUED' SECURITIES

The price and yield of securities purchased on a 'when-issued' basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a 'when-issued' transaction fails to deliver or pay for the security. In addition, purchasing securities on a 'when-issued' basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the 'when-issued' security may have a lesser (or greater) value at the time of settlement than the Portfolio's payment obligation with respect to that security.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
--------------------------------------------------------------------------------



SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES AND SWAPS

Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

SPECIFIC RISK FACTORS: SWAPS

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

SPECIFIC RISK FACTORS: CAPITALIZATION RISK

Capitalization risk is the risk customarily associated with investments in smaller capitalization companies due to limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for a Portfolio to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Funds' net asset values may be subject to rapid and substantial changes.

SPECIFIC RISK FACTORS: EXPOSURE TO TECHNOLOGY-RELATED RISK

The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While each Portfolio does not as matter of investment strategy seek to invest disproportionately in such securities, the value of the Portfolios' investments may be impacted by developments affecting technology and technology-related stocks generally.

PORTFOLIO HOLDINGS

A description of the Funds' and Underlying Portfolios' policies and procedures with respect to the disclosure of the Funds' and Underlying Portfolios' portfolio securities is available in the SAI and on the Funds' website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------


                    THE INVESTMENT ADVISER AND SUB-ADVISERS



HSBC Investments (USA) Inc. (the 'Adviser'), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds and the Underlying Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively 'HSBC'). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2006, HSBC managed approximately $11 billion in the HSBC Investor Family of Funds.


The Funds and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval.


Subject to the terms of the exemptive order, the following Underlying Portfolios may currently hire and/or terminate sub-advisers without shareholder approval: the Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, and Value Portfolio. The Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, and Intermediate Duration Fixed Income Portfolio are currently utilizing the services of a sub-adviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated sub-adviser. However, for the Core Plus Fixed Income Portfolio and the High Yield Fixed Income Portfolio, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated sub-advisers at a future time.


The following serve as investment sub-advisers of the Portfolios indicated below. The respective investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer each Portfolio's investment program.


Growth Portfolio: Waddell & Reed Investment Management Company ('Waddell & Reed') located at 6300 Lamar Avenue, Overland Park, Kansas 66202 serves as sub-adviser to the Growth Portfolio. As of December 31, 2006, Waddell & Reed, together with its investment management affiliate, managed approximately $7.13 billion in total institutional assets, representing 150 accounts.



International Equity Portfolio: AllianceBernstein L.P. ('AllianceBernstein'), located at 1345 Avenue of the Americas, New York, NY 10105, serves as investment sub-adviser to the International Equity Portfolio. AllianceBernstein is a unit of Alliance Capital Management L.P. ('Alliance'). AllianceBernstein, which was founded as Sanford C. Bernstein & Co., Inc., a registered investment adviser and broker/dealer, was acquired by Alliance in October 2000 and has managed value-oriented investment portfolios since 1967. As of December 31, 2006, Alliance had approximately $716.9 billion in assets under management, representing 78,138 accounts.



Opportunity Portfolio: Westfield Capital Management Company, LLC ('Westfield') serves as sub-adviser to the Opportunity Portfolio. Westfield, a subsidiary of Boston Private Financial Holdings, Inc. since 1997, was founded in 1989 and specializes in growth portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2006, Westfield had $9.9 billion in assets under management, representing approximately 536 accounts.



Value Portfolio: NWQ Investment Management Co., LLC ('NWQ'), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as sub-adviser to the Value Portfolio. NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ management. As of December 31, 2006, NWQ had $15.9 billion in assets under management, representing 626 accounts.



Core Plus Fixed Income Portfolio, High Yield Portfolio and Intermediate Duration Fixed Income Portfolio: Halbis Capital Management (USA) Inc. ('Halbis'), 452 Fifth Avenue, New York, New York 10018, is the sub-adviser for the Portfolios pursuant to investment sub-advisory contracts with the Adviser. Halbis is a wholly owned subsidiary of HSBC Halbis Partners (UK) Limited and is an affiliate of the Adviser. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers each Portfolio's investment program.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------


                    THE INVESTMENT ADVISER AND SUB-ADVISERS
                                   CONTINUED



For advisory and management services, the LifeLine Funds pay a management fee as follows:*



-------------------------------------------------------------------------------
 HSBC Investor Aggressive Growth Strategy Fund                            0.05%
-------------------------------------------------------------------------------
 HSBC Investor Growth Strategy Fund                                       0.05%
-------------------------------------------------------------------------------
 HSBC Investor Moderate Growth Strategy Fund                              0.05%
-------------------------------------------------------------------------------
 HSBC Investor Conservative Growth Strategy Fund                          0.05%
-------------------------------------------------------------------------------
 HSBC Investor Conservative Income Strategy Fund                          0.05%
-------------------------------------------------------------------------------



* The Adviser has waived this 0.05% fee for each of the Lifeline Funds since each such Fund's inception.





The Adviser and any sub-adviser, in the aggregate, received management fees during the last fiscal year at the following annual rates from the Underlying Portfolios, based on each Portfolio's average net assets:



                                                                PERCENTAGE OF AVERAGE NET
                                                              ASSETS FOR FISCAL YEAR ENDED
                                                                        10/31/06
------------------------------------------------------------------------------------------
 HSBC Investor Money Market Fund Class Y                                  0.20%
------------------------------------------------------------------------------------------
 HSBC Investor Growth Portfolio                                           0.49%
------------------------------------------------------------------------------------------
 HSBC Investor High Yield Fixed Income Portfolio                          0.60%
------------------------------------------------------------------------------------------
 HSBC Investor Value Portfolio                                            0.52%
------------------------------------------------------------------------------------------
 HSBC Investor Opportunity Portfolio                                      0.80%
------------------------------------------------------------------------------------------
 HSBC Investor International Equity Portfolio                             0.67%
------------------------------------------------------------------------------------------
 HSBC Investor Core Plus Fixed Income Portfolio                           0.47%
------------------------------------------------------------------------------------------
 HSBC Investor Intermediate Duration Fixed Income Portfolio               0.40%
------------------------------------------------------------------------------------------



A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and/or sub-advisory agreements is available, or will be available, for the Funds in their shareholder reports. For the LifeLine Funds and other HSBC Investor Funds the discussion is available in the April 30, 2006 semi-annual report and will be available in the April 30, 2007 semi-annual report.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------



                               PORTFOLIO MANAGERS

THIS SECTION PROVIDES INFORMATION ABOUT THE PORTFOLIO MANAGERS OF THE VARIOUS UNDERLYING PORTFOLIOS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO:

   The management of and investment decisions for the International Equity Portfolio are made by the Global Value Investment Policy Group of AllianceBernstein. No one person is principally responsible for making recommendations for the Fund's portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Henry D'Auria and Giulio Martini.

     Ms. Fay is CIO of Global Value equities for AllianceBernstein, and has oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. She also serves on the AllianceBernstein's Executive Committee. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Ms. Fay joined AllianceBernstein in 1990 as a research analyst in investment management, following the airline, lodging, trucking and retail industries. Before joining AllianceBernstein, Ms. Fay served as director of research at Bernard L. Madoff. She earned a BA from Brown University and an MBA from Harvard University.

     Mr. Simms is co-CIO of International Value equities for AllianceBernstein in addition to his role as director of research of Global and International Value equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research of Emerging Markets Value equities. He joined AllianceBernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

     Mr. Martini is the head of the newly created Quantitative Strategies Team within AllianceBernstein's Value-Equities unit. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on US research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University.

     Mr. D'Auria is co-CIO of International Value equities of AllianceBernstein as well as CIO of Emerging Markets Value equities. Mr. D'Auria was one of the chief architects of AllianceBernstein's global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research of Small Cap Value equities and director of research of Emerging Markets Value equities. Mr. D'Auria joined the firm in 1991 as a research analyst covering consumer and natural gas companies, and he later covered the financial services industry. Before coming to AllianceBernstein, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College and is a Chartered Financial Analyst.

HSBC INVESTOR VALUE PORTFOLIO:

     Jon D. Bosse, CFA, Chief Investment Officer of NWQ, heads the investment team of industry specific equity analysts and shares primary portfolio management responsibility for the Value Portfolio with Mr. Friedel. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco Investment Management Company. He earned his MBA degree from the University of Pennsylvania, Wharton School of Business.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------



                               PORTFOLIO MANAGERS
                                   CONTINUED

     Edward C. (Ted) Friedel, CFA, Managing Director of NWQ, co-manages the Portfolio with Mr. Bosse and is a member of the investment policy committee of NWQ as well. He has 23 years with NWQ as a managing director, portfolio manager and investment strategist. Prior to joining NWQ in 1983, Mr. Friedel was Vice President with Beneficial Standard Investment Management for 12 years. He has earned an MBA from Stanford University.

HSBC INVESTOR GROWTH PORTFOLIO:

   Mr. Dan Becker, CFA and Mr. Phil Sanders, CFA, are co-managers of the Growth Portfolio and are jointly and primarily responsible for the day-to day management of the Portfolio.

     Daniel P. Becker, CFA, is Senior Vice President/Portfolio Manager of Waddell & Reed. Mr. Becker Joined Waddell & Reed in October 1989 as an investment analyst. In January 1994 he assumed responsibility for equity institutional accounts. In January 1997 he was named portfolio manager. Mr. Becker has been with the Sub-Adviser for 16 years and has 17 years of investment experience.

     Philip J. Sanders, CFA, is Senior Vice President/Portfolio Manager of Waddell & Reed. Mr. Sanders joined Waddell & Reed in August 1998 as a vice president and portfolio manager. He was appointed senior vice president in July 2000. Mr. Sanders has been with the Sub-Adviser 7 years and has 17 years of investment experience.


HSBC INVESTOR OPPORTUNITY PORTFOLIO:



   Investment decisions for the Opportunity Portfolio are made by consensus of the Investment Committee of Westfield Capital Management Company, LLC, which consists of Westfield's securities analysts and the primary portfolio management team members listed below. While each member of the Westfield Investment Committee has input into the investment process and overall product portfolio construction, investment decisions are made under the supervision of William A. Muggia as Chief Investment Officer.



     Aurthur J. Bauernfeind is Chairman and Chief Executive Officer of Westfield. Mr. Bauernfeind covers Energy, Financials and Industrials. Since joining Westfield in 1990, Mr. Bauernfeind has held the positions of President, Chief Operating Officer and Investment Strategist. Prior to Westfield, Mr. Bauernfeind spent 11 years at Loomis Sayles & Co. He has 44 years of investment experience. Mr. Bauernfeind earned an MBA from University of Kentucky and a BA from Murray State University.



     William A. Muggia is President and Chief Investment Officer of Westfield covering Healthcare and Energy. Mr. Muggia has been at Westfield since 1994 and has been Chief Investment officer since 2002. Prior to Westfield, Mr. Muggia spent two years at Alex Brown & Sons and seven years at Kidder Peabody & Co. He has 24 years of investment experience. Mr. Muggia earned his MBA degree from Harvard Business School and received a BA from Middlebury College.



     Ethan J. Meyers is Senior Vice President of Westfield and covers Financials and Consumer Services. Mr. Meyers joined Westfield in 1999. Prior to Westfield, he spent three years at Johnson Rice & Company LLC. He has 11 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University.



     Scott R. Emerman is Senior Security Analyst of Westfield and covers Consumer Discretionary and Consumer Staples. Mr. Emerman joined Westfield in 2002. Prior to Westfield, he spent 5 years at Morgan Stanley Dean Witter and 6 years at Dean Witter Reynolds. He has 16 years of investment experience. Mr. Emerman earned his BS from Lehigh University.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------


                               PORTFOLIO MANAGERS
                                   CONTINUED

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO AND HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO:


   Halbis' fixed income management team is responsible for the day-to-day portfolio management of the Portfolios listed above. The team members are Suzanne Moran and Jeffrey Klein.



     Suzanne Moran, Managing Director of Halbis, Head of Structured Bond Management and Co-Head of US Fixed Income. Ms. Moran joined Halbis in July 2005 to co-lead the US Fixed Income Team. She is also the head of investment policy for short duration portfolios and US structured bond management. Prior to joining Halbis, she spent 10 years at Credit Suisse Asset Management (CSAM), where she most recently headed the investment policy for over $30 billion in short duration and money market strategies globally. During her tenure, Ms. Moran headed securitized debt, was responsible for the trading desk and developed investment strategy for global bonds. Prior to CSAM, she was a fixed income analyst at Credit Suisse First Boston.



     Jeffrey Klein, Managing Director of Halbis, Head of Credit and Co-Head of US Fixed Income. Mr. Klein joined Halbis in March 2005 to co-lead the US Fixed Income Team. He is also head of credit management. Prior to joining Halbis, he was a portfolio manager and shareholder at Dodge & Cox where he served as credit strategist and head of corporate bond trading. He worked at Dodge & Cox from 1992-2004. Mr. Klein earned his BA from Columbia University in 1991. He is a Chartered Financial Analyst.


HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO:


   Halbis' high yield management team is responsible for the day-to-day portfolio management of the High Yield Fixed Income Portfolio. The team members are Richard J. Lindquist, Michael J. Dugan and Philip L. Schantz. Each of the team members joined Halbis in April, 2005.



     Richard J. Lindquist, CFA, is a Managing Director of Halbis, is the head of the high yield management team, and previously was the head of the high yield management team at Credit Suisse Asset Management ('CSAM'). He joined CSAM in 1995 as a result of its acquisition of CS First Boston Investment Management, where he performed comparable duties. He had been with CS First Boston Investment Management since 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and a high yield mutual fund at T. Rowe Price Associates. Mr. Lindquist holds a B.S. in Finance from Boston College and an M.B.A. in Finance from the University of Chicago Graduate School of Business.



     Michael J. Dugan, is a Vice President of Halbis, and was previously a Vice President of CSAM where he had been a member of the high yield team since 2001. Mr. Dugan joined CSAM in 2000 following two years at Arnhold and S. Bleichroeder, where he was an associate in the institutional sales and marketing group. Previously, Mr. Dugan was an assistant supervisor in the client service group at Neuberger Berman LLC, where he had worked since 1996. Mr. Dugan holds a BA in political science from the University of Rhode Island.



     Philip L. Schantz, is a Senior Vice President of Halbis, and was previously Director of CSAM where had been a member of the high yield team since 2000. Prior to joining CSAM Mr. Schantz was Head of High Yield Research at Prudential Securities. Prior to joining Prudential Securities, Mr. Schantz had been a High Yield Analyst at Lazard Freres and had been Co-Head of the High Yield Securities Group at E.F. Hutton. Mr. Schantz holds a BA in Government from Lehigh University.


   In his role as the head of the high yield management team, Mr. Lindquist acts as lead portfolio manager. Mr. Lindquist manages long-term strategies to be employed by the team and serves as the ultimate decision maker in the event the members of the team disagree on any issues related to portfolio management. On a day to day basis, Mr. Dugan has the primary responsibility for portfolio strategy decisions and Mr. Schantz has the primary responsibility for credit analysis. The

FUND MANAGEMENT [TRIGLASS GRAPHIC]
--------------------------------------------------------------------------------



   responsibilities of each team member are substantially similar to the responsibilities each had when employed by CSAM.

Additional information about the portfolio managers' compensation, other accounts managed by these individuals, and their ownership of securities in the Portfolio or Portfolios they manage is available in the SAI.

THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser also serves as the Trusts' administrator (the 'Administrator'), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the 'Sub-Administrator'). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


BISYS Fund Services Limited Partnership ('BISYS LP') serves as the distributor (the 'Distributor') of each Fund's shares. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

THE TWO-TIER FUND STRUCTURE


Each LifeLine Fund seeks to achieve its investment objective by investing its assets in a combination of the Money Market Fund, Core Plus Fixed Income Portfolio, Intermediate Duration Fixed Income Portfolio, High Yield Fixed Income Portfolio, Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, and Value Portfolio. The master/feeder two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the Underlying Portfolios on the same terms and conditions as the LifeLine Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a Portfolio (a 'master fund'), operating expenses may increase, thereby producing lower returns for investors in the LifeLine Funds ('feeder funds'). Additionally, the Portfolio may become less diverse, resulting in increased Portfolio operating expenses.


Except as permitted, whenever a Fund is requested to vote on a matter pertaining to a corresponding Underlying Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Underlying Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objective of each Fund and Underlying Portfolio may be changed without approval of the shareholders. A Fund may withdraw its investment in an Underlying Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                        PRICING OF FUND SHARES

------------------------

HOW NAV IS CALCULATED

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class less any liabilities, by the total number of outstanding shares of that class:

                            ------------------------
                                      NAV =
                           Total Assets - Liabilities
                              --------------------
                                Number of Shares
                                  Outstanding
                            ------------------------

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Adviser in accordance with the procedures established by, and under the general supervision of the Funds' Board of Trustees. Certain of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by those Funds may change on days when shareholders will not be able to purchase or redeem shares.

THE LIFELINE FUNDS

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is not able to purchase, redeem or exchange shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on 'Distribution Arrangements/Sales Charges.'

FAIR VALUE PRICING POLICIES


A Fund or Portfolio will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.



A 'significant event' is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such 'significant events' relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a fair value pricing service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                        PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------
 PURCHASING SHARES

 You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

 Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust's behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each authorized dealer's or selling agent's agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

--------------------------------------------------------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue -- 2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                        PURCHASING AND ADDING TO YOUR SHARES
                        CONTINUED

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler's checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

                                                        ---------------------
                                                                               MINIMUM      MINIMUM
                                                                               INITIAL      SUBSEQUENT
                                                        ACCOUNT TYPE           INVESTMENT   INVESTMENT

                                                        Regular
                                                        (non-retirement)         $1,000       $ 100
                                                        ----------------------------------------------
                                                        Retirement (IRA)         $  250       $ 100
                                                        ----------------------------------------------
                                                        Automatic
                                                        Investment Plan          $  250       $  25
                                                        ----------------------------------------------

--------------------------------------------------------------------------------

AVOID 28% TAX WITHHOLDING

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1. Use the investment slip attached to your account statement.

   Or, if unavailable,

2. Include the following information in writing:
     Fund name
     Share class
     Amount invested
     Account name
     Account number

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

                                                                  ------------------------------------
                                                                  ELECTRONIC VS. WIRE TRANSFER

                                                                  Wire transfers allow financial institutions
                                                                  to send funds to each other, almost
                                                                  instantaneously. With an electronic purchase
                                                                  or sale, the transaction is made through the
                                                                  Automated Clearing House (ACH) and may take
                                                                  up to eight days to clear. There is
                                                                  generally no fee for ACH transactions.
                                                                  ------------------------------------

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                        PURCHASING AND ADDING TO YOUR SHARES
                        CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

   Your bank name, address and account number

   The amount you wish to invest automatically (minimum $25)

   How often you want to invest (every month, 4 times a year, twice a year or once a year)

   Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.


                                                              -----------------------------
                                                               DIRECTED DIVIDEND OPTION

                                                               By selecting the appropriate box in
                                                               the Account Application, you can
                                                               elect to receive your distributions
                                                               in cash (check) or have
                                                               distributions (capital gains and
                                                               dividends) reinvested in the Fund or
                                                               reinvested in another HSBC Investor
                                                               Fund without a sales charge. You
                                                               must maintain the minimum balance in
                                                               each Fund into which you plan to
                                                               reinvest dividends or the
                                                               reinvestment will be suspended and
                                                               your dividends paid to you. The Fund
                                                               may modify or terminate this
                                                               reinvestment option without notice.
                                                               You can change or terminate your
                                                               participation in the reinvestment
                                                               option at any time by calling
                                                               1-800-782-8183.
                                                              -----------------------------

CUSTOMER IDENTIFICATION INFORMATION

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     Name;

     Date of birth (for individuals);

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------




                        PURCHASING AND ADDING TO YOUR SHARES
                        CONTINUED

    Residential or business street address (although post office boxes are still permitted for mailing); and

    Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

MARKET TIMING

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.


To deter market timing, the Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the HSBC Investor Money Market Fund. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this Prospectus under 'Shareholder Information -- Selling Your Shares -- Redemption Fees.' As a further deterrent to excessive trading, many foreign securities held by the International Equity Portfolio are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see 'Shareholder Information -- Pricing of Fund Shares -- Fair Value Pricing Policies.'


The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that they will succeed in doing so. Although the Funds attempt to collect redemption fees uniformly, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion, to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------



                       SELLING YOUR SHARES

You may sell your Fund shares at any time.
Your sales price will be the next NAV
after your sell order is received in
proper form by the Fund, its transfer
agent, or your investment representative.
Normally you will receive your proceeds
within a week after your request is
received.
                                                   -------------------------------------------------

                                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                                   As a mutual fund shareholder, you are technically
                                                   selling shares when you request a withdrawal in
                                                   cash. This is also known as redeeming shares or a
                                                   redemption of shares.

                                                   CONTINGENT DEFERRED SALES CHARGE

                                                   When you sell Class B or C shares, you will be
                                                   charged a fee for any shares that have not been
                                                   held for a sufficient length of time. These fees
                                                   will be deducted from the money paid to you. See
                                                   the section on 'Distribution Arrangements/Sales
                                                   Charges' for details.


INSTRUCTIONS FOR SELLING SHARES

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

    1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See 'Selling Your
       Shares -- Verifying Telephone Redemptions')

BY MAIL OR OVERNIGHT SERVICE

(See 'Selling Your Shares -- Redemptions in Writing Required')

    1. Write a letter of instruction indicating:

       your Fund and account number

       amount you wish to redeem

       address where your check should be sent
       account owner signature

    2. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions by Individual Retirement Accounts ('IRAs').

2. Redemption requests requiring a signature guarantee, which include any of the following:

   Your account address has changed within the last 10 business days;

   The check is not being mailed to the address on your account;

   The check is not being made payable to the owner of the account;

   The redemption proceeds are being transferred to another Fund account with a different registration; or

   The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.
                                                                              55

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------



                        SELLING YOUR SHARES
                        CONTINUED

WIRE TRANSFER

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

   Include a voided personal check.

   Your account must have a value of $10,000 or more to start withdrawals.

   If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceed until the Fund's transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

REDEMPTION FEE

The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                        SELLING YOUR SHARES
                        CONTINUED

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

DELAY IN PAYMENT OF REDEMPTION PROCEEDS

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION PROCEEDS

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

SUSPENSION OF REDEMPTIONS

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.




UNDELIVERABLE AND UNCASHED CHECKS



Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.



Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

CONSERVATIVE INCOME STRATEGY FUND

                                         ---------------------------------------------------
                                         CLASS A SHARES           CLASS B SHARES        CLASS C SHARES
---------------------------------------  PERCENTAGE               No front-end          No front-end
 Sales Charge (Load)                        OF    PERCENTAGE      sales charge. A       sales charge. A
                                          OFFERING     OF         contingent            contingent
                                           PRICE   INVESTMENT     deferred sales        deferred sales
                                           -----   ----------     charge (CDSC)         charge (CDSC)
                                                                  may be imposed        may be imposed
Less than $50,000                          4.75%    4.99%         on shares             on shares
                                                                  redeemed within       redeemed within
$50,000 but less                                                  four years after      one year after
  than $100,000                            4.25%    4.44%         purchase. Shares      purchase.
                                                                  automatically
$100,000 but less                          3.50%    3.63%         convert to
  than $250,000                                                   Class A Shares
                                                                  after 6 years.
$250,000 but less
  than $500,000                            2.50%    2.56%

$500,000 but less
  than $1,000,000                          2.00%    2.04%

$1,000,000 and over                        1.00%    1.01%

------------------------------------------------------------------------------------------------------------
---------------------------------------
 Distribution (12b-1) and Service Fees   Subject to               Subject to            Subject to
                                         combined annual          combined annual       combined annual
                                         distribution and         distribution and      distribution and
                                         shareholder              shareholder           shareholder
                                         servicing fees of        servicing fees of     servicing fees of
                                         up to 0.25%              up to 1.00% annually  up to 1.00%
                                         annually of the          of the Fund's         annually of the
                                         Fund's total             average               Fund's average
                                         average daily net        daily net assets.     daily net assets.
                                         assets.
------------------------------------------------------------------------------------------------------------
---------------------------------------
 Fund Expenses                           Lower annual             Higher annual         Higher annual
                                         expenses than            expenses than         expenses than
                                         Class B or C             Class A Shares.       Class A Shares.
                                         Shares.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

AGGRESSIVE GROWTH STRATEGY FUND, GROWTH STRATEGY FUND
MODERATE GROWTH STRATEGY FUND, AND CONSERVATIVE GROWTH STRATEGY FUND

                                         ---------------------------------------------------
                                         CLASS A SHARES           CLASS B SHARES        CLASS C SHARES

---------------------------------------  PERCENTAGE               No front-end          No front-end
 Sales Charge (Load)                         OF    PERCENTAGE     sales charge. A       sales charge. A
                                         OFFERING     OF          contingent            contingent
                                          PRICE   INVESTMENT      deferred sales        deferred sales
                                          -----   ----------      charge (CDSC)         charge (CDSC)
                                                                  may be imposed        may be imposed
Less than $50,000                          5.00%    5.26%         on shares             on shares
                                                                  redeemed within       redeemed within
$50,000 but less                                                  four years after      one year after
  than $100,000                            4.50%    4.71%         purchase. Shares      purchase.
                                                                  automatically
$100,000 but less                                                 convert to
  than $250,000                            3.75%    3.90%         Class A Shares
                                                                  after 6 years.
$250,000 but less
  than $500,000                            2.50%    2.56%

$500,000 but less
  than $1,000,000                          2.00%    2.04%

$1,000,000 and over                        1.00%    1.01%

------------------------------------------------------------------------------------------------------------
---------------------------------------
 Distribution (12b-1) and Service Fees   Subject to               Subject to            Subject to
                                         combined annual          combined annual       combined annual
                                         distribution and         distribution and      distribution and
                                         shareholder              shareholder           shareholder
                                         servicing fees of        servicing fees of     servicing fees of
                                         up to 0.25%              up to 1.00%           up to 1.00%
                                         annually of the          annually of the       annually of the
                                         Fund's total             Fund's average        Fund's average
                                         average daily net        daily net assets.     daily net assets.
                                         assets.
------------------------------------------------------------------------------------------------------------
---------------------------------------
 Fund Expenses                           Lower annual             Higher annual         Higher annual
                                         expenses than            expenses than         expenses than
                                         Class B or C             Class A Shares.       Class A Shares.
                                         Shares.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds' transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

    (A) Information or records regarding shares of the Fund or other funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

    (B) Information or records regarding shares of the Fund or other funds held in any account of the shareholder at another financial intermediary; and

    (C) Information or records regarding shares of the Fund or other funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

You should note in particular that, if the Funds' transfer agent is properly notified, under the 'Right of Accumulation' described below the 'Amount of Purchase' in the above chart will be deemed to include all Class A Shares of the Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any Class A Shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Class A Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Statement of Additional Information. For purposes of determining the 'Amount of Purchase,' all Class A Shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds' transfer agent a signed written letter of intent to invest a total of at least $50,000 in Class A Shares in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the Statement of Additional Information, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds' website at www.investorfunds.us.hsbc.com.

CLASS A SHARES
SALES CHARGE REDUCTIONS

Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.


   Rights of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds' transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.


   Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

CLASS A SHARES
WAIVER OF SALES CHARGES

The following qualify for waivers of sales charges:

   Shares purchased by investment representatives through fee-based investment products or accounts.

   Proceeds from redemptions from any of the HSBC Investor Funds or another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

   Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

   Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED


   Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.



   Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.



   Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.


   Shares purchased by tax-qualified employee benefit plans.


   Shares purchased by directors, trustees, employees, and family members of the Adviser or its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.


ADDITIONAL INFORMATION CONCERNING YOUR ABILITY TO QUALIFY FOR SALES CHARGE REDUCTIONS IS SET FORTH IN THE SAI.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES

The Funds have adopted Distribution ('12b-1') plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, will decrease the return on your investment and may cost you more than paying other types of sales charges.

   The 12b-1 fees vary by share class as follows:

     Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

     Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

   The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an 'up-front' sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.


   The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.25% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.


Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

CLASS B SHARES


Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge ('CDSC'). The CDSC will be as illustrated in the chart.


-------------
--------------
    YEARS       CDSC AS A % OF
    SINCE        DOLLAR AMOUNT
  PURCHASE     SUBJECT TO CHARGE
     0-1             4.00%

     1-2             3.00%

     2-3             2.00%

     3-4             1.00%

 more than 4         None


The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.


If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE -- CLASS B SHARES

   Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.


   After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.


   You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

CLASS C SHARES

Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

Unlike Class B Shares, Class C Shares have no conversion feature.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

WAIVER OF SALES CHARGES -- CLASS B SHARES AND CLASS C SHARES

The following qualify for waivers of sales charges:

   Distributions following the death or disability of shareholder.

   Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

   Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING


The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund's shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for financial intermediary receiving such payments.


                              EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges'). No transaction fees are charged for exchanges. However, the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see 'Selling Your Shares -- Redemption Fee'.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

   Your name and telephone number

   The exact name on your account and account number

   Taxpayer identification number (usually your social security number)

   Dollar value or number of shares to be exchanged

   The name of the Fund from which the exchange is to be made

   The name of the Fund into which the exchange is being made.

See 'Selling Your Shares' for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------



                        DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

The following information is meant as a general summary of tax matters for U.S. taxpayers. Please see the Funds' Statement of Additional Information ('SAI') for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

   A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

   Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

   The Conservative Income Strategy Fund intends to declare and pay dividends monthly. The Conservative Growth Strategy Fund and the Moderate Growth Strategy Fund intend to declare and pay dividends quarterly. The Growth Strategy Fund and the Aggressive Growth Strategy Fund intend to declare and pay dividends at least annually. Capital gains for all LifeLine Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Current Tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain 'qualified foreign corporations' can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   Any portion of a Fund's dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. This may be particularly applicable to the Conservative Income Strategy and Conservative Growth Strategy Funds whose asset allocation favor fixed income investments. If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

   Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

SHAREHOLDER INFORMATION [TELEPHONE GRAPHIC]
--------------------------------------------------------------------------------


                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       CONTINUED

   There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

   Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under 'wash sale' rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as 'buying a dividend.'


   As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


   Foreign shareholders may be subject to special withholding requirements.

   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
--------------------------------------------------------------------------------




      The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                            HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).


                                                                       INVESTMENT ACTIVITIES
                                                             ------------------------------------------
                                                                          NET REALIZED AND
                                               NET ASSET        NET       UNREALIZED GAINS     TOTAL
                                                 VALUE,      INVESTMENT         FROM            FROM
                                              BEGINNING OF     INCOME        INVESTMENT      INVESTMENT
                                                 PERIOD        (LOSS)       TRANSACTIONS     ACTIVITIES
         ----------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)       $10.00        (0.01)           0.61            0.60
         Period ended October 31, 2006            10.60         0.01            2.01            2.02
         ----------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)       $10.00        (0.04)           0.61            0.57
         Period ended October 31, 2006            10.57        (0.05)           1.97            1.92
         ----------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)       $10.00        (0.05)           0.60            0.55
         Period ended October 31, 2006            10.55        (0.04)           1.95            1.91
         ----------------------------------------------------------------------------------------------

                                                     DIVIDENDS
                                              ------------------------

                                              NET REALIZED               NET ASSET
                                               GAINS FROM                 VALUE,
                                               INVESTMENT      TOTAL      END OF       TOTAL
                                              TRANSACTIONS   DIVIDENDS    PERIOD     RETURN(b)
         -------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)           --           --      $10.60        6.00%
         Period ended October 31, 2006            (0.05)       (0.05)      12.57       19.15%
         -------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)           --           --      $10.57        5.70%
         Period ended October 31, 2006            (0.05)       (0.05)      12.44       18.25%
         -------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)           --           --      $10.55        5.50%
         Period ended October 31, 2006            (0.05)       (0.05)      12.41       18.19%
         -------------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTARY DATA
                                              -----------------------------------------------------------------------
                                                                           RATIO OF NET
                                              NET ASSETS     RATIO OF       INVESTMENT       RATIO OF
                                              AT END OF      EXPENSES      INCOME (LOSS)   EXPENSES TO
                                                PERIOD      TO AVERAGE      TO AVERAGE     AVERAGE NET     PORTFOLIO
                                               (000'S)     NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
         ------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $  726         1.50%           (0.20)%        11.72%        49.10%
         Period ended October 31, 2006           4,116         1.50%            0.05 %         3.52%        48.46%
         ------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)      $  700         2.25%           (1.01)%        11.63%        49.10%
         Period ended October 31, 2006           2,998         2.25%           (0.70)%         4.33%        48.46%
         ------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)      $   21         2.25%           (1.15)%         9.79%        49.10%
         Period ended October 31, 2006             229         2.25%           (0.69)%         4.20%        48.46%
         ------------------------------------------------------------------------------------------------------------


      (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

      (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.
      (c) Annualized for periods less than one year.

      (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

      (e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

      (f) Class A Shares commenced operations on February 14, 2005.

      (g) Class B Shares commenced operations on February 9, 2005.

      (h) Class C Shares commenced operations on June 10, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
--------------------------------------------------------------------------------


                            HSBC INVESTOR GROWTH STRATEGY FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
INDICATED(a).


                                                                       INVESTMENT ACTIVITIES
                                                             ------------------------------------------
                                                                          NET REALIZED AND
                                               NET ASSET        NET       UNREALIZED GAINS     TOTAL
                                                 VALUE,      INVESTMENT         FROM            FROM
                                              BEGINNING OF     INCOME        INVESTMENT      INVESTMENT
                                                 PERIOD        (LOSS)       TRANSACTIONS     ACTIVITIES
         ----------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)       $10.00         0.02            0.70            0.72
         Period ended October 31, 2006            10.72         0.07            1.69            1.76
         ----------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)       $10.00        (0.01)           0.79            0.78
         Period ended October 31, 2006            10.78         0.02            1.66            1.68
         ----------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)       $10.00        (0.02)           0.84            0.82
         Period ended October 31, 2006            10.82         0.02            1.67            1.69
         ----------------------------------------------------------------------------------------------

                                                     DIVIDENDS
                                              ------------------------
                                                  NET
                                                REALIZED                 NET ASSET
                                               GAINS FROM                  VALUE,
                                               INVESTMENT      TOTAL       END OF       TOTAL
                                              TRANSACTIONS   DIVIDENDS     PERIOD     RETURN(b)
         --------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)            --          --       $10.72       7.20%
         Period ended October 31, 2006             (0.03)      (0.03)       12.45      16.41%
         --------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)            --          --       $10.78       7.80%
         Period ended October 31, 2006             (0.03)      (0.03)       12.43      15.57%
         --------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)            --          --       $10.82       8.20%
         Period ended October 31, 2006             (0.03)      (0.03)       12.48      15.61%
         --------------------------------------------------------------------------------------




                                                                      RATIOS/SUPPLEMENTARY DATA
                                              -------------------------------------------------------------------------
                                                                             RATIO OF NET
                                              NET ASSETS      RATIO OF        INVESTMENT       RATIO OF
                                              AT END OF       EXPENSES      INCOME (LOSS)    EXPENSES TO
                                                PERIOD       TO AVERAGE       TO AVERAGE     AVERAGE NET     PORTFOLIO
                                               (000'S)     NET ASSETS(c)    NET ASSETS(c)    ASSETS(c)(d)   TURNOVER(e)
         --------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $ 2,814         1.50%            0.42 %         5.19%         69.23%
         Period ended October 31, 2006           12,562         1.50%            0.87 %         2.19%         80.30%
         --------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)      $ 2,670         2.25%           (0.38)%         5.74%         69.23%
         Period ended October 31, 2006            8,702         2.25%            0.11 %         2.94%         80.30%
         --------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)      $   106         2.25%           (0.55)%         5.24%         69.23%
         Period ended October 31, 2006              585         2.25%            0.14 %         2.90%         80.30%
         --------------------------------------------------------------------------------------------------------------


       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (c) Annualized for periods less than one year.

       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

       (e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

       (f) Class A Shares commenced operations on February 8, 2005.

       (g) Class B Shares commenced operations on February 1, 2005.

       (h) Class C Shares commenced operations on April 27, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
--------------------------------------------------------------------------------

                            HSBC INVESTOR MODERATE GROWTH STRATEGY FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).


                                                                    INVESTMENT ACTIVITIES
                                                          ------------------------------------------

                                              NET ASSET                NET REALIZED AND
                                               VALUE,        NET       UNREALIZED GAINS   TOTAL FROM
                                              BEGINNING   INVESTMENT   FROM INVESTMENT    INVESTMENT
                                              OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES
         -------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $10.00         0.04           0.45            0.49
         Period ended October 31, 2006          10.49         0.17           1.23            1.40
         -------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (h)     $10.00         0.01           0.49            0.50
         Period ended October 31, 2006          10.50         0.09           1.22            1.31
         -------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)     $10.00           --(g)        0.28            0.28
         Period ended October 31, 2006          10.28         0.09           1.19            1.28
         -------------------------------------------------------------------------------------------

                                                            DIVIDENDS
                                              -------------------------------------
                                                           NET REALIZED
                                                            GAINS FROM                NET ASSET
                                                 NET        INVESTMENT                 VALUE,
                                              INVESTMENT       AND          TOTAL      END OF       TOTAL
                                                INCOME     TRANSACTIONS   DIVIDENDS    PERIOD     RETURN(b)
         --------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)           --(g)       --             --(g)  $10.49       4.94%
         Period ended October 31, 2006           (0.17)       (0.01)        (0.18)      11.71      13.40%
         --------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (h)           --(g)       --             --(g)  $10.50       5.03%
         Period ended October 31, 2006           (0.08)       (0.01)        (0.09)      11.72      12.45%
         --------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)           --          --             --     $10.28       2.80%
         Period ended October 31, 2006           (0.08)       (0.01)        (0.09)      11.47      12.53%
         --------------------------------------------------------------------------------------------------

                                                                         RATIOS/SUPPLEMENTARY DATA
                                              --------------------------------------------------------------------------------
                                                                             RATIO OF NET
                                              NET ASSETS      RATIO OF        INVESTMENT          RATIO OF
                                              AT END OF     EXPENSES TO     INCOME (LOSS)       EXPENSES TO
                                                PERIOD        AVERAGE         TO AVERAGE          AVERAGE          PORTFOLIO
                                               (000'S)     NET ASSETS(c)    NET ASSETS(c)     NET ASSETS(c)(d)    TURNOVER(e)
         ---------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $ 3,241        1.50%            0.95%              4.30%             84.55%
         Period ended October 31, 2006           11,973        1.50%            1.65%              2.12%            101.57%
         ---------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (h)      $ 3,604        2.25%            0.18%              5.01%             84.55%
         Period ended October 31, 2006           10,731        2.25%            0.91%              2.87%            101.57%
         ---------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)      $   278        2.25%            0.05%              4.69%             84.55%
         Period ended October 31, 2006              763        2.25%            0.87%              2.83%            101.57%
         ---------------------------------------------------------------------------------------------------------------------


       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (c) Annualized for periods less than one year.

       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

       (e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


       (f) Class A Shares commenced operations on February 3, 2005.

       (g) Rounds to less than $0.01.

       (h) Class B Shares commenced operations on February 1, 2005.

       (i) Class C Shares commenced operations on June 10, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
--------------------------------------------------------------------------------

                            HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).

                                                                     INVESTMENT ACTIVITIES
                                                          -------------------------------------------

                                              NET ASSET                NET REALIZED AND
                                               VALUE,        NET       UNREALIZED GAINS   TOTAL FROM
                                              BEGINNING   INVESTMENT   FROM INVESTMENT    INVESTMENT
                                              OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES
         --------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $10.00        0.04            0.26             0.30
         Period ended October 31, 2006          10.29        0.22            0.85             1.07
         --------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)     $10.00        0.03            0.16             0.19
         Period ended October 31, 2006          10.19        0.15            0.83             0.98
         --------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)     $10.00        0.03            0.38             0.41
         Period ended October 31, 2006          10.41        0.15            0.85             1.00
         --------------------------------------------------------------------------------------------

                                                    DIVIDENDS
                                              ----------------------

                                                                       NET ASSET
                                                 NET                    VALUE,
                                              INVESTMENT     TOTAL      END OF       TOTAL
                                                INCOME     DIVIDENDS    PERIOD     RETURN(b)
         -----------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      (0.01)       (0.01)     $10.29        2.96%
         Period ended October 31, 2006          (0.25)       (0.25)      11.11       10.48%
         -----------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)         --(h)        --(h)   $10.19        1.92%
         Period ended October 31, 2006          (0.16)       (0.16)      11.01        9.65%
         -----------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)         --           --      $10.41        4.10%
         Period ended October 31, 2006          (0.17)       (0.17)      11.24        9.66%
         -----------------------------------------------------------------------------------

                                                                           RATIOS/SUPPLEMENTARY DATA
                                              ------------------------------------------------------------------------------------
                                                                                 RATIO OF NET
                                              NET ASSETS        RATIO OF          INVESTMENT          RATIO OF
                                              AT END OF       EXPENSES TO       INCOME (LOSS)       EXPENSES TO
                                                PERIOD          AVERAGE           TO AVERAGE          AVERAGE          PORTFOLIO
                                               (000'S)       NET ASSETS(c)      NET ASSETS(c)     NET ASSETS(c)(d)    TURNOVER(e)
         -------------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $1,054           1.50%              1.28%              8.01%             72.14%
         Period ended October 31, 2006           3,069           1.50%              2.33%              3.22%             96.58%
         -------------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)      $1,306           2.25%              0.53%              9.21%             72.14%
         Period ended October 31, 2006           2,567           2.25%              1.54%              3.98%             96.58%
         -------------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)      $   82           2.25%              0.66%              7.94%             72.14%
         Period ended October 31, 2006             320           2.25%              1.56%              3.92%             96.58%
         -------------------------------------------------------------------------------------------------------------------------

       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

       (c) Annualized for periods less than one year.

       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

       (e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

       (f) Class A Shares commenced operations on February 23, 2005.

       (g) Class B Shares commenced operations on February 17, 2005.

       (h) Rounds to less than $0.01.

       (i) Class C Shares commenced operations on April 19, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
--------------------------------------------------------------------------------


                            HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).


                                                                    INVESTMENT ACTIVITIES
                                                          ------------------------------------------

                                              NET ASSET                NET REALIZED AND
                                               VALUE,        NET       UNREALIZED GAINS   TOTAL FROM
                                              BEGINNING   INVESTMENT   FROM INVESTMENT    INVESTMENT
                                              OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES
         -------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $10.00        0.11            0.01            0.12
         Period ended October 31, 2006          10.01        0.32*           0.29            0.61
         -------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)     $10.00        0.06            0.01            0.07
         Period ended October 31, 2006          10.03        0.24*           0.30            0.54
         -------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)     $10.00        0.06            0.08            0.14
         Period ended October 31, 2006          10.08        0.22*           0.27            0.49
         -------------------------------------------------------------------------------------------

                                                    DIVIDENDS
                                              ----------------------

                                                                       NET ASSET
                                                 NET                     VALUE,
                                              INVESTMENT     TOTAL       END OF       TOTAL
                                                INCOME     DIVIDENDS     PERIOD     RETURN(b)
         ------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)       (0.11)      (0.11)      $10.01       1.18%
         Period ended October 31, 2006           (0.33)      (0.33)       10.29       6.19%
         ------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)       (0.04)      (0.04)      $10.03       0.68%
         Period ended October 31, 2006           (0.26)      (0.26)       10.31       5.40%
         ------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)       (0.06)      (0.06)      $10.08       1.41%
         Period ended October 31, 2006           (0.23)      (0.23)       10.34       4.92%
         ------------------------------------------------------------------------------------

                                                                        RATIOS/SUPPLEMENTARY DATA
                                              -----------------------------------------------------------------------------
                                                                            RATIO OF NET
                                              NET ASSETS     RATIO OF        INVESTMENT         RATIO OF
                                              AT END OF     EXPENSES TO    INCOME (LOSS)      EXPENSES TO
                                                PERIOD        AVERAGE        TO AVERAGE         AVERAGE         PORTFOLIO
                                               (000'S)     NET ASSETS(c)   NET ASSETS(c)    NET ASSETS(c)(d)   TURNOVER(e)
         ------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $  419         1.50%           1.79%             14.10%           79.90%
         Period ended October 31, 2006           1,320         1.50%           3.19%              5.50%          110.57%
         ------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)      $  478         2.25%           1.21%             12.16%           79.90%
         Period ended October 31, 2006             763         2.25%           2.39%              6.43%          110.57%
         ------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)      $  245         2.25%           1.24%              9.60%           79.90%
         Period ended October 31, 2006              23         2.25%           2.15%              6.58%          110.57%
         ------------------------------------------------------------------------------------------------------------------



           *  Calculated based on average shares outstanding.

         (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC
              Investor Portfolios.

         (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

         (c)  Annualized for periods less than one year.

         (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

         (e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

         (f)  Class A Shares commenced operations on February 8, 2005.

         (g)  Class B Shares commenced operations on February 14, 2005.

         (h)  Class C Shares commenced operations on May 4, 2005.



70

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual report to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the LifeLine Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.


YOU CAN GET FREE COPIES OF THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI AND PROSPECTUSES OF OTHER FUNDS OF THE HSBC INVESTOR FAMILY OF FUNDS FROM THE FUNDS' WEBSITE AT WWW.INVESTORFUNDS.US.HSBC.COM. YOU CAN ALSO OBTAIN THESE ITEMS OR REQUEST OTHER INFORMATION, AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THROUGH WHICH SHARES OF THE FUNDS MAY BE PURCHASED OR SOLD OR CONTACT THE FUNDS AT:



                    HSBC INVESTOR FUNDS
                    PO BOX 182845
                    COLUMBUS, OHIO 43218-2845
                    TELEPHONE: 1-800-782-8183

You can review and copy the Funds' annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get text-only copies:


  For a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.



  Free from the Commission's Website at www.sec.gov.



Investment Company Act file no. 811-4782.
HSB-PU-LLA 0207

                         Prospectus and Privacy Policy

                         HSBC Investor LifeLine FundsTM


February 28, 2007

HSBC Investor Aggressive
Growth Strategy Fund

HSBC Investor Growth
Strategy Fund

HSBC Investor Moderate
Growth Strategy Fund

HSBC Investor Conservative
Growth Strategy Fund

HSBC Investor Conservative
Income Strategy Fund

Class R Shares

                          HSBC Investor LifeLine Funds

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
    SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  [HSBC LOGO]

                               PRIVACY POLICY FOR
                              HSBC INVESTOR FUNDS
--------------------------------------------------------------------------------

THIS PRIVACY POLICY NOTICE SUMMARIZES THE COLLECTION AND DISCLOSURE OF NONPUBLIC PERSONAL INFORMATION ('INFORMATION') OF CUSTOMERS ('YOU') OF THE HSBC INVESTOR FAMILY OF FUNDS ('WE' OR 'US'). IF YOU ARE AN INDIVIDUAL SHAREHOLDER OF RECORD OF ANY SERIES OF THE FUNDS, WE CONSIDER YOU TO BE A CUSTOMER OF THE HSBC INVESTOR FAMILY OF FUNDS. SHAREHOLDERS PURCHASING OR OWNING SHARES OF ANY OF THE HSBC INVESTOR FAMILY OF FUNDS THROUGH THEIR BANK, BROKER, OR OTHER FINANCIAL INSTITUTION SHOULD CONSULT THAT FINANCIAL INSTITUTION'S PRIVACY POLICIES.

WE COLLECT THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
--------------------------------------------------------------------------------

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

WE DISCLOSE THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
--------------------------------------------------------------------------------

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

WE DISCLOSE INFORMATION ABOUT YOU TO THE FOLLOWING TYPES OF THIRD PARTIES
--------------------------------------------------------------------------------

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, National Association, HSBC Investments (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

PROTECTING THE SECURITY AND CONFIDENTIALITY OF YOUR INFORMATION
--------------------------------------------------------------------------------


We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.


                       This is not part of the Prospectus

                                   Prospectus

                         HSBC Investor LifeLine FundsTM


February 28, 2007

HSBC Investor Aggressive
Growth Strategy Fund

HSBC Investor Growth
Strategy Fund

HSBC Investor Moderate
Growth Strategy Fund

HSBC Investor Conservative
Growth Strategy Fund

HSBC Investor Conservative
Income Strategy Fund

Class R Shares

                          HSBC Investor LifeLine Funds

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
    SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  [HSBC LOGO]

HSBC INVESTOR LIFELINE FUNDS   TABLE OF CONTENTS
--------------------------------------------------------------------------------


                   [TRISCALE GRAPHIC]   INVESTMENT SUMMARY
------------------------------------------------------------------------------------------------------
Carefully review this                           3  Overview
important section, which                        4  HSBC Investor LifeLine Funds
summarizes each Fund's                         15  Principal Investment Risks
investments, risks, past                       18  HSBC Investor Aggressive Growth Strategy Fund
performance, and fees.                         21  HSBC Investor Growth Strategy Fund
                                               24  HSBC Investor Moderate Growth Strategy Fund
                                               27  HSBC Investor Conservative Growth Strategy Fund
                                               30  HSBC Investor Conservative Income Strategy Fund

                   [MONEY GRAPHIC]      INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
------------------------------------------------------------------------------------------------------
Review this section                            33  Investment Objectives
for information on                             33  HSBC Investor LifeLine Funds Target Portfolio
investment strategies                              Weightings
and risks.                                     34  General Risk Factors: All Funds
                                               35  Specific Risk Factors
                                               37  Portfolio Holdings

                   [TRIGLASS GRAPHIC]   FUND MANAGEMENT
------------------------------------------------------------------------------------------------------
Review this section                            38  The Investment Adviser and Sub-Advisers
for details on                                 40  Portfolio Managers
the people and                                 42  The Distributor, Administrator and
organizations who provide                          Sub-Administrator
services to the Funds.                         43  The Two-Tier Fund Structure

                   [PHONE GRAPHIC]      SHAREHOLDER INFORMATION
------------------------------------------------------------------------------------------------------
Review this section for                        44  Pricing of Fund Shares
details on how                                 45  Purchasing and Adding to Your Shares
shares are valued,                             47  Selling Your Shares
and how to purchase,                           48  Distribution Arrangements
sell and exchange shares.                      48  Distribution and Shareholder Servicing
This section also describes                        Arrangements -- Revenue Sharing
related charges, and
payments of dividends                          48  Exchanging Your Shares
and distributions.                             49  Dividends, Distributions and Taxes

                   [TRIGRAPH GRAPHIC]   FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
Review the section for                         51  HSBC Investor Aggressive Growth Strategy Fund
details on selected                            52  HSBC Investor Growth Strategy Fund
FINANCIAL STATEMENTS                           53  HSBC Investor Moderate Growth Strategy Fund
of the funds.                                  54  HSBC Investor Conservative Growth Strategy Fund
                                               55  HSBC Investor Conservative Income Strategy Fund

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY              [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      OVERVIEW

THE FUNDS                             HSBC Investor Funds is a mutual fund family that offers a
                                      variety of separate investment portfolios, each with
                                      individual investment objectives and strategies. HSBC
                                      Investor Funds offer the following asset allocation funds
                                      ('LifeLine Funds') through this prospectus:

                                         HSBC Investor Aggressive Growth Strategy Fund

                                         HSBC Investor Growth Strategy Fund

                                         HSBC Investor Moderate Growth Strategy Fund

                                         HSBC Investor Conservative Growth Strategy Fund

                                         HSBC Investor Conservative Income Strategy Fund

                                      Each LifeLine Fund (or 'Fund'), based on a target asset
                                      allocation, invests in a combination of HSBC Investor
                                      Portfolios ('Portfolios') and the HSBC Investor Money Market
                                      Fund. This prospectus highlights the differences between
                                      these Portfolios and provides important information about
                                      each LifeLine Fund.
                                      Each LifeLine Fund offers Class R Shares through this
                                      prospectus: The LifeLine Funds offer three additional
                                      classes of shares (Class A, Class B and Class C) through a separate prospectus. The LifeLine Funds' Statement of
                                      Additional Information ('SAI') contains a more detailed
                                      discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

                                      The investment objective and strategies of each LifeLine
                                      Fund are not fundamental and may be changed without approval of Fund shareholders upon 60 days notice. If there is a
                                      change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an
                                      appropriate investment in light of their current financial position and needs. There can be no assurance that the
                                      investment objective of a Fund will be achieved.

                                      Other important things for you to note:

                                         You may lose money by investing in a Fund

                                         Because the value of each Fund's investments will fluctuate with market conditions, so will the value of your investment in a Fund

                                      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA,
                                      NATIONAL ASSOCIATION, AND IS NOT INSURED OR GUARANTEED BY
                                      THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                      GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST?               Consider investing in the LifeLine Funds if you are:

                                         Seeking a single investment that diversifies your assets in a portfolio of Funds by utilizing an asset allocation
                                         strategy

                                         Seeking to invest for long-term goals, such as retirement

                                         Willing to accept the higher risks of investing at least a portion of your investment in the stock market and/or the
                                         bond market in exchange for potentially higher long-term
                                         total returns

                                      The LifeLine Funds will not be appropriate for anyone:

                                         Seeking to invest solely in either the stock market or the bond markets

                                         Pursuing a short-term goal

                                         Investing emergency reserves

                                         Seeking safety of principal

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY               [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      HSBC INVESTOR LIFELINE FUNDS

THE FUNDS                             The HSBC Investor Funds feature a number of funds that are structured as 'master/feeder' funds. Under this two-tier
                                      structure, one fund (the 'feeder fund') invests all of its assets in a second fund (the 'master fund'). The master fund takes all of the investments from all of its feeder funds
                                      and builds a portfolio of investments pursuant to the master fund's investment objectives, policies and limitations.
                                      Investment results flow from the master fund to the feeder funds.

                                      The LifeLine Funds, through this master/feeder structure,
                                      provide an asset allocation option to investors who seek to diversify their investment across a variety of asset
                                      classes. Each LifeLine Fund provides an asset allocation
                                      option corresponding to different investment objectives and risk tolerances.

                                      Each LifeLine Fund is a feeder fund. However, unlike most
                                      feeder funds, a LifeLine Fund will not direct all of its
                                      assets to a single master fund. Instead, the LifeLine Fund will allocate its assets to different master funds in
                                      accordance with its asset allocation model.

                                      HSBC Investments (USA) Inc. (the 'Adviser'), according to
                                      specific target allocations, invests each LifeLine Fund's
                                      assets in some or all of the following master funds
                                      ('Underlying Portfolios'):

                                         HSBC Investor Growth Portfolio ('Growth Portfolio')

                                         HSBC Investor Value Portfolio ('Value Portfolio')

                                         HSBC Investor Opportunity Portfolio ('Opportunity
                                         Portfolio')

                                         HSBC Investor International Equity Portfolio ('International
                                         Equity Portfolio')

                                         HSBC Investor Core Plus Fixed Income Portfolio ('Core Plus
                                         Fixed Income Portfolio')

                                         HSBC Investor High Yield Fixed Income Fund ('High Yield
                                         Fixed Income Portfolio')

                                         HSBC Investor Intermediate Duration Fixed Income Portfolio
                                         ('Intermediate Duration Portfolio')

                                         HSBC Investor Money Market Fund ('Money Market Fund')

                                      Each LifeLine Fund will invest in a different combination of the underlying Portfolios according to the various
                                      percentage weightings selected by the Adviser as detailed in the chart on the following page. The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will
                                      occur on a frequent basis. Not all LifeLine Funds will
                                      invest in all of the Underlying Portfolios. The Adviser will rebalance each LifeLine Fund's assets each fiscal quarter to ensure the Fund is within the range of its target asset
                                      allocations.

                                      The Underlying Portfolios present varying degrees of
                                      potential investment risk and reward. The risk and potential reward profile of each LifeLine Fund will vary due to the
                                      differences in their underlying Portfolios' percentage
                                      weightings. For a more detailed description, please refer to the 'General and Specific Risk Factors' in the 'Investment
                                      Objectives, Strategies and Risks' section in this
                                      Prospectus.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY               [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------

            HSBC INVESTOR LIFELINE FUNDS TARGET PORTFOLIO WEIGHTINGS


                            HSBC INVESTOR                        HSBC INVESTOR     HSBC INVESTOR     HSBC INVESTOR
                            AGGRESSIVE         HSBC INVESTOR     MODERATE          CONSERVATIVE      CONSERVATIVE
                            GROWTH STRATEGY    GROWTH STRATEGY   GROWTH STRATEGY   GROWTH STRATEGY   INCOME STRATEGY
UNDERLYING PORTFOLIO           FUND              FUND              FUND              FUND              FUND

Growth Portfolio                   21%               21%               19%               15%                8%
--------------------------------------------------------------------------------------------------------------------
Value Portfolio                    21%               21%               18%               14%                8%
--------------------------------------------------------------------------------------------------------------------
Opportunity Portfolio              34%               20%               11%                4%              None
--------------------------------------------------------------------------------------------------------------------
International Equity
Portfolio                          23%               20%               15%               10%                4%
--------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income
Portfolio                         None               15%               26%               25%               15%
--------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income
Portfolio                         None                2%                5%                8%               10%
--------------------------------------------------------------------------------------------------------------------
Intermediate Duration
Fixed Income Portfolio            None              None              None                3%               25%
--------------------------------------------------------------------------------------------------------------------
Money Market Fund                   1%                1%                6%               21%               30%
--------------------------------------------------------------------------------------------------------------------
Total:                            100%              100%              100%              100%              100%
--------------------------------------------------------------------------------------------------------------------



                                      The assets of each LifeLine Fund are invested in the
                                      Underlying Portfolios, which means the investment
                                      performance of each Fund is directly related to the
                                      performance of the investments held by the Underlying
                                      Portfolios. The ability of a LifeLine Fund to meet its
                                      investment objective depends on the ability of the
                                      Underlying Portfolios to meet their own investment
                                      objectives. It is possible that one or more Underlying
                                      Portfolios will not meet their own investment objectives,
                                      which would affect a LifeLine Fund's performance. There can be no assurance that the investment objective of any
                                      LifeLine Fund or any Underlying Portfolio will be achieved.
                                      Because the underlying Portfolios represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.

                                      The LifeLine Funds bear the same risks as the Underlying
                                      Portfolios that they invest in, except the degree of risk
                                      varies based on a Fund's asset allocation. In general,
                                      references in this prospectus to a LifeLine Fund's
                                      investment techniques and associated risks include the
                                      investment techniques and associated risks of the Underlying
                                      Portfolios.

                                      Shareholders bear the expenses of both the LifeLine Fund and the Underlying Portfolios, and total expenses may be higher than other mutual fund structures. As the LifeLine Funds'
                                      allocations among the underlying Portfolios change from time to time, or to the extent that the expense ratios of the
                                      Underlying Portfolios change, the weighted average operating expenses borne by the LifeLine Funds may increase or
                                      decrease. However, because of the master/feeder structure
                                      and because the Underlying Portfolios accept assets from
                                      other feeder funds within the HSBC Investor Family of Funds, the total expenses of the

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY               [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------

                                      LifeLine Funds may be lower than other 'fund of funds' asset allocation models. For reasons relating to costs or changes in investment objectives, among others, a LifeLine Fund
                                      could switch to other pooled investment companies or decide to manage the Fund's assets itself. No LifeLine Fund is
                                      currently contemplating such a move.

                                      Investment results will depend on the aggregate rate of
                                      return from the underlying Portfolios of each LifeLine Fund.
                                      The balance of anticipated growth of capital versus current income will vary by each LifeLine Fund.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY             [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      HSBC INVESTOR MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The investment objective of the Money Market Fund is to
                                      provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the
                                      preservation of capital. HSBC Investments (USA) Inc. is the investment adviser to the Money Market Fund.

PRINCIPAL INVESTMENT STRATEGIES       The Money Market Fund seeks to achieve its investment
                                      objective by investing the assets of the Money Market Fund in a portfolio of the highest quality money market
                                      instruments with maturities of 397 days or less and a dollar weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of
                                      obligations. The Money Market Fund invests primarily in bank certificates of deposits, time deposits, bankers'
                                      acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S. government securities. The
                                      Money Market Fund may invest without limit in the banking
                                      industry and in commercial paper and short-term corporate
                                      obligations of financial institutions (including foreign
                                      financial institutions).

                                      HSBC INVESTOR GROWTH PORTFOLIO

INVESTMENT OBJECTIVE                  The Growth Portfolio's investment objective is long-term
                                      growth of capital. The sub-adviser to the Growth Portfolio is Waddell & Reed Investment Management Company.

PRINCIPAL INVESTMENT STRATEGIES       Under normal market conditions, the Growth Portfolio invests primarily in U.S. and foreign equity securities of high
                                      quality companies with market capitalizations generally in excess of $2 billion, which the sub-adviser believes have
                                      the potential to generate superior levels of long-term
                                      profitability and growth.

                                      The sub-adviser selects companies which create superior
                                      wealth over time and have sustainable competitive
                                      advantages. The sub-adviser's selection process is a blend of quantitative and fundamental research. From a
                                      quantitative standpoint, the sub-adviser concentrates on
                                      profitability, capital intensity, cash flow and valuation
                                      measures, as well as earnings growth rates. Once the
                                      quantitative research is completed the sub-adviser conducts its internal research. The sub-adviser searches to identify those companies that it believes possess a sustainable
                                      competitive advantage. The sub-adviser seeks to outperform the Russell 1000'r' Growth Index.

                                      HSBC INVESTOR VALUE PORTFOLIO

INVESTMENT OBJECTIVE                  The Value Portfolio's investment objective is long-term
                                      growth of capital and income. The sub-adviser to the Value
                                      Portfolio is NWQ Investment Management Company, LLC.

PRINCIPAL INVESTMENT STRATEGIES       Under normal market conditions, the Portfolio invests
                                      primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that possess
                                      opportunities underappreciated or misperceived by the
                                      market. The Portfolio may also invest up to 25% of its
                                      assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American
                                      Depository Receipts. The sub-adviser seeks to identify
                                      undervalued companies where a catalyst exists -- such as new management, industry consolidation, company restructuring or a change in the company's fundamentals -- to recognize value or improve a company's profitability. The investment process seeks to add value through active management and through
                                      research aimed at selecting companies that reflect hidden
                                      opportunities underpriced by the market. The sub-adviser's value driven investment strategy is based on bottom up
                                      fundamental research, which focuses on fundamental
                                      valuation, qualitative analysis and downside protection.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY             [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      HSBC INVESTOR OPPORTUNITY PORTFOLIO

INVESTMENT OBJECTIVE                  The Opportunity Portfolio's investment objective is
                                      long-term growth of capital. The sub-adviser to the
                                      Opportunity Portfolio is Westfield Capital Management
                                      Company, LLC.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Portfolio invests at
STRATEGIES                            least 80% of its net assets in equity securities of small
                                      cap companies. The Portfolio may also invest in bonds,
                                      notes, commercial paper, U.S. government securities, and
                                      foreign securities. Small cap companies generally are those that have market capitalizations within the range of market capitalizations represented in the Russell 2500'r' Growth
                                      Index. The Portfolio may also invest in equity securities of larger, more established companies if they are expected to show increased earnings.

                                      Westfield Capital Management Company, LLC, the Portfolio's
                                      sub-adviser, selects investments in companies that it
                                      believes offer superior prospects for growth and are either:

                                           early in their cycle but which have the potential to
                                           become major enterprises, or

                                           are major enterprises whose rates of earnings growth
                                           are expected to accelerate because of special factors,
                                           such as rejuvenated management, new products, changes
                                           in consumer demand, or basic changes in the economic
                                           environment.

                                      The Opportunity Portfolio was previously called the Small
                                      Cap Equity Portfolio.

                                      HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE                  The International Equity Portfolio's investment objective is long-term growth of capital and future income. The
                                      sub-adviser to the International Equity Portfolio is
                                      AllianceBernstein Investment Research and Management.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Portfolio invests at
STRATEGIES                            least 80% of its net assets in equity securities of
                                      companies organized and domiciled in developed nations
                                      outside the United States or for which the principal trading market is outside the United States, including Europe,
                                      Canada, Australia and the Far East. The Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

                                      AllianceBernstein Investment Research and Management, the
                                      Portfolio's sub-adviser, uses a fundamental value-oriented approach in selecting investments for the Portfolio.

                                      HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE                  The Core Plus Fixed Income Portfolio's investment objective is to maximize total return, consistent with reasonable
                                      risk. Halbis Capital Management (USA) Inc. is the
                                      sub-adviser to the Core Plus Fixed Income Portfolio.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Portfolio invests at
STRATEGIES                            least 80% of its net assets in fixed income securities, such as U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed
                                      securities, and similar securities issued by foreign
                                      governments and corporations. The Portfolio invests
                                      primarily in investment grade debt securities, but may
                                      invest up to 25% of its total assets in high yield
                                      securities ('junk bonds'). The Portfolio may

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT SUMMARY             [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      invest up to 30% of its total assets in securities
                                      denominated in foreign currencies, and may invest beyond
                                      this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also invest in preferred stocks and convertible securities. The Portfolio may purchase
                                      securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years.

                                      HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE                  The Intermediate Duration Fixed Income Portfolio's
                                      investment objective is to maximize total return, consistent with reasonable risk. Halbis Capital Management (USA) Inc.
                                      is the sub-adviser to the Intermediate Duration Fixed Income
                                      Portfolio.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Portfolio invests at
STRATEGIES                            least 80% of its net assets in fixed income securities.
                                      These securities may include U.S. government securities and corporate debt securities, commercial paper, mortgage-backed securities and asset-backed securities, and similar
                                      securities issued by foreign governments and corporations.
                                      The average portfolio duration of the Portfolio normally
                                      varies within 3 to 6 years. The Portfolio invests in fixed income securities with a stated maturity of less than 10
                                      years, but expects to maintain an average portfolio duration of 3 to 6 years. The Portfolio invests primarily in
                                      investment grade debt securities, but may invest up to 25%
                                      of its total assets in high yield securities ('junk bonds').
                                      The Portfolio may also invest in preferred stocks and
                                      convertible securities. The Portfolio may invest up to 30%
                                      of its total assets in securities denominated in
                                      foreign currencies, and may invest beyond this limit in U.S.
                                      dollar-denominated securities of foreign issuers.

                                      HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE                  The primary investment objective of the High Yield Fixed
                                      Income Portfolio is to provide a high level of current
                                      income, and its secondary objective is capital appreciation.
                                      Halbis Capital Management (USA) Inc. is the sub-adviser to the High Yield Fixed Income Portfolio.

PRINCIPAL INVESTMENT                  Under normal market conditions, the Portfolio invests at
STRATEGIES                            least 80% of its net assets in high-yield/high risk fixed
                                      income securities. Such investments are commonly referred to as 'junk bonds.' The Portfolio may also invest up to 30% of its assets in securities of non-U.S issuers. The Portfolio combines top-down analysis of industry sectors and themes
                                      with bottom-up fundamental research, and seeks to identify undervalued sectors and securities through analysis of
                                      various criteria including credit quality and liquidity. The
                                      Portfolio seeks to allocate risk by investing among a
                                      variety of industry sectors.

                                      The Portfolio expects to maintain an average weighted
                                      portfolio maturity of 3 to 15 years.

                                      For more information about the management of the Underlying
                                      Portfolios, please refer to 'Portfolio Managers' in the
                                      'Fund Management' section in this prospectus.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
INVESTMENT SUMMARY             [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Aggressive
                                      Growth Strategy Fund is long-term growth of capital.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                         HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND

                                                        [PIE CHART]

                                                 21% Growth Portfolio
                                                 21% Value Portfolio
                                                 23% International Equity Portfolio
                                                 34% Opportunity Portfolio
                                                  1% Money Market Fund

                                      The Fund's allocation is heavily weighted towards equity
                                      investments, both U.S. and international. The percentage
                                      weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such
                                      adjustments will occur on a frequent basis.

HSBC INVESTOR GROWTH STRATEGY FUND
INVESTMENT SUMMARY                    [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      HSBC INVESTOR GROWTH STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Growth
                                      Strategy Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its investment objective by
                                      normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                           HSBC INVESTOR GROWTH STRATEGY FUND

                                                       [PIE CHART]

                                                   21% Growth Portfolio
                                                   21% Value Portfolio
                                                   20% Opportunity Portfolio
                                                   20% International Equity Portfolio
                                                   15% Core Plus Fixed Income Portfolio
                                                    2% High Yield Fixed Income Portfolio
                                                    1% Money Market Fund

                                      The Fund's allocation is heavily weighted towards equity
                                      investments, both U.S. and international, while including
                                      some fixed-income securities in an effort to reduce
                                      volatility. The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a frequent basis.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
INVESTMENT SUMMARY                   [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      HSBC INVESTOR MODERATE GROWTH STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Moderate
                                      Growth Strategy Fund is high total return consisting of
                                      long-term growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its investment objective by
                                      normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                               HSBC INVESTOR MODERATE GROWTH
                                                        STRATEGY FUND

                                                       [PIE CHART]

                                                   19% Growth Portfolio
                                                   18% Value Portfolio
                                                   11% Opportunity Portfolio
                                                   15% International Equity Portfolio
                                                   26% Core Plus Fixed Income Portfolio
                                                    5% High Yield Fixed Income Portfolio
                                                    6% Money Market Fund

                                      The Fund's allocation is weighted toward equity investments, both U.S. and international, while including fixed income
                                      securities in an effort to reduce volatility and add income.
                                      The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a frequent basis.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
INVESTMENT SUMMARY                   [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Conservative
                                      Growth Strategy Fund is high total return consisting of
                                      long-term growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its investment objective by
                                      normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                              HSBC INVESTOR CONSERVATIVE GROWTH
                                                        STRATEGY FUND

                                                       [PIE CHART]

                                                   15% Growth Portfolio
                                                   14% Value Portfolio
                                                    4% Opportunity Portfolio
                                                   10% International Equity Portfolio
                                                   25% Core Plus Fixed Income Portfolio
                                                    8% High Yield Fixed Income Portfolio
                                                    3% Intermediate Duration Fixed Income Portfolio
                                                   21% Money Market Fund

                                      The Fund's allocation is roughly evenly weighted between
                                      fixed-income securities and short-term instruments, and U.S.
                                      and foreign equity investments. The percentage weightings
                                      are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will
                                      occur on a frequent basis.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
INVESTMENT SUMMARY                   [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                      HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

INVESTMENT OBJECTIVE                  The investment objective of the HSBC Investor Conservative
                                      Income Strategy Fund is to realize current income,
                                      consistent with low risk, combined with conservative growth of capital.

PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its investment objective by
                                      normally allocating its assets across the Underlying
                                      Portfolios in approximately the following manner:

                                              HSBC INVESTOR CONSERVATIVE GROWTH
                                                        STRATEGY FUND

                                                       [PIE CHART]

                                                    8% Growth Portfolio
                                                    8% Value Portfolio
                                                    4% International Equity Portfolio
                                                   15% Core Plus Fixed Income Portfolio
                                                   10% High Yield Fixed Income Portfolio
                                                   25% Intermediate Duration Fixed Income Portfolio
                                                   30% Money Market Fund

                                      The Fund's allocation is heavily weighted toward
                                      fixed-income securities and short-term investments, while
                                      including some equity investments in an effort to add some growth of capital. The percentage weightings are targets
                                      that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a
                                      frequent basis.

HSBC INVESTOR LIFELINE FUNDS
PRINCIPAL INVESTMENT RISKS         [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                                      PRINCIPAL INVESTMENT RISKS

                                      The principal risks of the HSBC LifeLine Funds are Presented below. Certain of the LifeLine Funds invest more heavily in
                                      Underlying Portfolios that principally invest in stocks.
                                      These Funds are subject to a greater degree of stock
                                      investment risk than the LifeLine Funds which invest more of their investments in the underlying income producing
                                      Portfolios or the Money Market Fund. This section provides more detailed information about the LifeLine Funds' and the
                                      Underlying Portfolios' principal investments and risks. This
                                      Prospectus does not disclose all the types of securities or investment strategies that the Funds may use. The Funds' SAI provides more detailed information about the securities,
                                      investment strategies, and risks described in this
                                      Prospectus.

                                      Risk of Asset Allocation Funds: The assets of each LifeLine
                                      Fund are invested in the Underlying Portfolios, which means the investment performance of each Fund is directly related to the performance of the investments held by the Underlying
                                      Portfolios. The ability of a LifeLine Fund to meet its
                                      investment objective depends on the ability of the
                                      Underlying Portfolios to meet their own investment
                                      objectives. It is possible that one or more Underlying
                                      Portfolios will not meet their own investment objectives,
                                      which would affect a LifeLine Fund's performance. There can be no assurance that the investment objective of any
                                      LifeLine Fund or any Underlying Portfolio will be achieved.
                                      Because the underlying Portfolios represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.

                                      Portfolio Weighting Risk: The assets of each LifeLine Fund are invested in the Underlying Portfolios according to
                                      predetermined target percentages selected by the Adviser.
                                      There can be no assurance that the Adviser's selection will enable each LifeLine Fund to achieve its investment
                                      objective. Furthermore, there can be no assurances that a
                                      LifeLine Fund will remain within the target allocations
                                      during the periods between rebalancing. The process of
                                      reallocation may generate net capital gains (including
                                      short-term capital gains that are generally taxed to
                                      investors at ordinary income tax rates).

                                      Market Risk: Each LifeLine Fund's performance per share will change daily based on many factors, including the quality of the securities in the Underlying Portfolio's investment
                                      portfolio, national and international economic conditions
                                      and general market conditions. You could lose money on your investment in the Fund or the Underlying Portfolios could
                                      underperform other investments.

                                      Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Underlying
                                      Portfolios that invest principally in stocks will fluctuate as the market price of their investments increases or
                                      decreases.

HSBC INVESTOR LIFELINE FUNDS
PRINCIPAL INVESTMENT RISKS         [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                                      Growth Stock Risk: The return on growth stocks may or may
                                      not move in tandem with the returns of other styles of
                                      investing or the stock market. Growth stocks may be
                                      particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings
                                      disappointments. Further, growth stocks typically have
                                      little or no dividend income to cushion the effect of
                                      adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such
                                      investments will be more sensitive to market, political,
                                      regulatory and economic factors affecting those sectors.

                                      Small Company Risk: Because small cap growth companies have fewer financial resources than larger, well-established
                                      companies, any such investments by the Underlying Portfolios are subject to greater price volatility than investments in other equity funds that invest in larger, well-established companies, particularly during periods of economic
                                      uncertainty or downturns.

                                      Medium and Large Capitalization Risk: Certain Underlying
                                      Portfolios may invest in medium and large capitalization
                                      companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the
                                      event of earnings disappointments or other financial
                                      developments. Medium capitalization companies may involve
                                      greater risks than investment in large capitalization
                                      companies due to such factors as limited product lines,
                                      market and financial or managerial resources.

                                      Derivatives/Leverage Risk: Certain Underlying Portfolios may
                                      invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve their investment
                                      objectives. The Portfolios may do so for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, and the Core Plus
                                      Fixed Income Portfolio, High Yield Fixed Income Portfolio,
                                      Intermediate Duration Portfolio and Opportunity Portfolio
                                      may also do so to enhance returns when the Adviser (or
                                      sub-adviser) believes the investment will assist the
                                      Portfolio in achieving its investment objectives. Gains and losses from speculative positions in a derivative may be
                                      much greater than the derivative's original cost. If
                                      derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause a
                                      Portfolio to be more volatile than if the Portfolio had not been leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's
                                      portfolio securities. These investments could increase the
                                      Portfolio's price volatility or reduce the return on your
                                      investment.

                                      Foreign Investment Risk: The Underlying Portfolios'
                                      investments in foreign securities are riskier than
                                      investments in U.S. securities. Investments in foreign
                                      securities may lose value due to unstable international
                                      political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, and
                                      other factors. In foreign markets, key information about an issuer, security or market may be inaccurate or unavailable.
                                      lack of adequate company information.

HSBC INVESTOR LIFELINE FUNDS
PRINCIPAL INVESTMENT RISKS         [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services, and there is risk
                                      that an issuer will be unable to achieve its earnings or
                                      growth expectations.

                                      High Yield ('Junk Bonds') Risk: Certain Underlying
                                      Portfolios may invest in high-yield securities, which are
                                      subject to higher credit risk and are less liquid than other fixed income securities. The Portfolios could lose money if they are unable to dispose of these investments at an
                                      appropriate time.

                                      Interest Rate Risk: Risk that changes in interest rates will affect the value of any Portfolio's investments in
                                      income-producing or fixed-income or debt securities. If
                                      increases in interest rates rise, the value of a Portfolio's investments may fall.

                                      Credit Risk: Risk that the issuer of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. In
                                      addition, an issuer may suffer adverse changes in its
                                      financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a
                                      security. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for a
                                      Portfolio to sell.

                                      Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying
                                      mortgages will be repaid prior to the bond's maturity date.
                                      When such repayment occurs, no additional interest will be paid on the investment.

                                      Currency Risk: Fluctuations in exchange rates between the
                                      U.S. dollar and foreign currencies, or between various
                                      foreign currencies, may negatively affect an investment.
                                      Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Portfolios may seek to reduce currency risk by hedging part or all of their
                                      exposure to various foreign currencies, they are not
                                      required to do so, and if such hedging techniques are
                                      employed, there is no assurance that they will be
                                      successful.

                                      Extension Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by Underlying
                                      Portfolio (such as an asset-based security) later than
                                      expected. This may happen during a period of rising interest rates.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                             PERFORMANCE BAR CHART AND TABLE


                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2006
16.21%

The bar chart on this page shows the HSBC Investor Aggressive Growth Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The performance information shown in the bar chart and table is for the Fund's Class A Shares. Class A Shares of the Fund are not offered through this prospectus. Class A Shares and Class R Shares will generally have substantially similar performance because the classes are invested in the same portfolio of securities. The returns for Class R Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:    1Q 2006  +8.10%
  Worst quarter:   2Q 2006  -1.65%

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES     [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r', a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Aggressive Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (1%); Russell 1000'r' Growth Index (21%); Russell 1000'r' Value Index (21%); Russell 2500'r' Growth Index (34%) and the MSCI EAFE Index (23%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class R Share may vary.


In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
------------------


                                                                INCEPTION                      SINCE
                                                                   DATE           1 YEAR     INCEPTION
------------------------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                                 Feb. 14, 2005         10.11%     12.40%
------------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS                 Feb. 14, 2005         10.41%     12.35%
------------------------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALES OF FUND SHARES                                        Feb. 14, 2005          6.76%     10.61%
------------------------------------------------------------------------------------------------------
  S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)                                                --              15.78%     12.11%*
------------------------------------------------------------------------------------------------------
  AGGRESSIVE GROWTH BLENDED PORTFOLIO INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)**             --              16.91%     14.45%*
------------------------------------------------------------------------------------------------------



 * Since January 31, 2005.



** The 90-Day T-Bill is government guaranteed and offers a fixed rate of return.
   The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
EXPENSES                         [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                                             FEES AND EXPENSES


As an investor in HSBC Investor Aggressive Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         CLASS R
-------------------------------------------------------------------------
Maximum sales charge (load) on purchases                             None
-------------------------------------------------------------------------
Maximum deferred sales charge (load)                                 None
-------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(1)                2.00%
-------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                     CLASS R
-------------------------------------------------------------------------
Management fee                                                      0.05%
-------------------------------------------------------------------------
Distribution (12b-1) fee                                             None
-------------------------------------------------------------------------
    Shareholder servicing fee                                       0.75%
    Other operating expenses                                        2.43%
Total other expenses:                                               3.18%
-------------------------------------------------------------------------
Acquired fund fees and expenses(2)                                  0.79%
-------------------------------------------------------------------------
Total Fund operating expenses                                       4.02%
-------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                          2.02%
-------------------------------------------------------------------------
Net Fund operating expenses                                         2.00%
-------------------------------------------------------------------------



(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.



(2) Includes the expenses of the Underlying Portfolios and an estimate of the fees and expenses the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.



(3) The Adviser has entered into a written agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 2.00% for Class R Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in the Aggressive Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   redemption at the end of the period

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                   EXPENSE EXAMPLE*

                         1       3        5        10
                        YEAR   YEARS    YEARS    YEARS
  CLASS R SHARES        $203   $1,039   $1,892   $4,098

  * This Example reflects the combined fees and expenses of the Aggressive Growth Strategy Fund and the Underlying Portfolios.

HSBC INVESTOR GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES   [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2006
14.50%

The bar chart on this page shows the HSBC Investor Growth Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The performance information shown in the bar chart and table is for the Fund's Class A Shares. Class A Shares of the Fund are not offered through this prospectus. Class A Shares and Class R Shares will generally have substantially similar performance because the classes are invested in the same portfolio of securities. The returns for Class R Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

Of course, past performance does not indicate how the Fund will perform in the future.


  Best quarter:    4Q 2006  +6.46%
  Worst quarter:   2Q 2006   - 1.00%

HSBC INVESTOR GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES   [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r', a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (1%); Merrill Lynch High Yield Master II Index (2.0%); Lehman Brothers U.S. Aggregate Bond Fund Index (15%); Russell 1000'r' Growth Index (21%); Russell 1000'r' Value Index (21%); Russell 2500'r' Growth Index (20%), and the MSCI EAFE Index (20%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class R Shares may vary.


In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
------------------


                                               INCEPTION                    SINCE
                                                  DATE         1 YEAR     INCEPTION
-----------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Feb. 8, 2005         8.80%     11.42%
-----------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Feb. 8, 2005         8.58%     11.28%
-----------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Feb. 8, 2005         6.01%      9.77%
-----------------------------------------------------------------------------------
  S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)                         --            15.78%     12.11%*
-----------------------------------------------------------------------------------
  GROWTH BLENDED PORTFOLIO INDEX (REFLECTS
  NO DEDUCTION FOR FEES, EXPENSES OR
  TAXES)**                                         --            15.12%     13.01%*
-----------------------------------------------------------------------------------



 * Since January 31, 2005.



** The performance shown for the Growth Blended Portfolio Index prior to April 30, 2006 does not reflect the 2% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Brothers U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR GROWTH STRATEGY FUND
EXPENSES                          [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                                             FEES AND EXPENSES


As an investor in HSBC Investor Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


---------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS R
---------------------------------------------------------------------

Maximum sales charge (load) on purchases                        None
---------------------------------------------------------------------
Maximum deferred sales charge (load)                            None
---------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(1)           2.00%
---------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 CLASS R
---------------------------------------------------------------------
Management fee                                                 0.05%
---------------------------------------------------------------------
Distribution (12b-1) fee                                        None
---------------------------------------------------------------------
    Shareholder servicing fee                                  0.75%
    Other operating expenses                                   1.12%
Total other expenses:                                          1.87%
---------------------------------------------------------------------
Acquired fund fees and expenses(2)                             0.77%
---------------------------------------------------------------------
Total Fund operating expenses                                  2.69%
---------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                     0.69%
---------------------------------------------------------------------
Net Fund operating expenses                                    2.00%
---------------------------------------------------------------------



(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.



(2) Includes the expenses of the underlying Portfolios and an estimate of the fees and expenses the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.



(3) The Adviser has entered into a written agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 2.00% for Class R Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in the Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   redemption at the end of the period

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                               EXPENSE EXAMPLE*


                          1       3        5        10
                        YEAR    YEARS    YEARS    YEARS
  CLASS R SHARES         $203     $770   $1,364   $2,972



  * This Example reflects the combined fees and expenses of the Growth Strategy Fund and the Underlying

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


                                             PERFORMANCE BAR CHART AND TABLE


                                             YEAR-BY-YEAR
                                             TOTAL RETURNS
                                             AS OF 12/31
                                             FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
2006
12.24%

The bar chart on this page shows the HSBC Investor Moderate Growth Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The performance information shown in the bar chart and table is for the Fund's Class A Shares. Class A Shares of the Fund are not offered through this prospectus. Class A Shares and Class R Shares will generally have substantially similar performance because the classes are invested in the same portfolio of securities. The returns for Class R Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

Of course, past performance does not indicate how the Fund will perform in the future.


  Best quarter:    4Q 2006  +5.60%
  Worst quarter:   2Q 2006    - 0.61%

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES       [TRISCALE GRAPHIC]
--------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r', a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Moderate Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (6%); Lehman Brothers U.S. Aggregate Bond Fund Index (26%); Merrill Lynch High Yield Master II Index (5%); Russell 1000'r' Growth Index (19%); Russell 1000'r' Value Index (18%); Russell 2500'r' Growth Index (11%) and the MSCI EAFE Index (15%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class R Shares may vary.


In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

-------------------
  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2006)
-------------------


                                               INCEPTION                    SINCE
                                                  DATE         1 YEAR     INCEPTION
-----------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Feb. 3, 2005         6.65%      8.39%
-----------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Feb. 3, 2005         6.18%      8.10%
-----------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Feb. 3, 2005         4.70%      7.11%
-----------------------------------------------------------------------------------
  S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)                         --            15.78%     12.11%*
-----------------------------------------------------------------------------------
  MODERATE GROWTH BLENDED PORTFOLIO INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)**                                      --            12.72%     10.72%*
-----------------------------------------------------------------------------------



 * Since January 31, 2005.



** The performance shown for the Moderate Blended Portfolio Index prior to April 30, 2006 does not reflect the 5% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Brothers U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
EXPENSES                          [MONEY GRAPHIC]
--------------------------------------------------------------------------------


                                             FEES AND EXPENSES


As an investor in the HSBC Investor Moderate Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS R
----------------------------------------------------------------------
Maximum sales charge (load) on purchases                        None
----------------------------------------------------------------------
Maximum deferred sales charge (load)                            None
----------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(1)           2.00%
----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 CLASS R
----------------------------------------------------------------------
Management fee                                                 0.05%
----------------------------------------------------------------------
Distribution (12b-1) fee                                        None
----------------------------------------------------------------------
    Shareholder servicing fee                                  0.75%
    Other operating expenses                                   1.10%
Total other expenses:                                          1.85%
----------------------------------------------------------------------
Acquired fund fees and expenses(2)                             0.74%
----------------------------------------------------------------------
Total Fund operating expenses                                  2.64%
----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                     0.62%
----------------------------------------------------------------------
Net Fund operating expenses                                    2.02%
----------------------------------------------------------------------



(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.



(2) Includes the expenses of the underlying Portfolios and an estimate of the fees and expenses the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.



(3) The Adviser has entered into a written agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 2.00% for Class R Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in the Moderate Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   redemption at the end of the period

   no changes in the Fund's operating expenses


Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                        EXPENSE EXAMPLE*


                          1      3        5        10
                        YEAR    YEARS   YEARS    YEARS
  CLASS R SHARES         $205   $762    $1,345   $2,928



  * This Example reflects the combined fees and expenses of the Moderate Growth Strategy Fund and the Underlying Portfolios.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGIC FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                                PERFORMANCE BAR CHART AND TABLE

                                                YEAR-BY-YEAR
                                                TOTAL RETURNS
                                                AS OF 12/31
                                                FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
          2006
          9.68%

The bar chart on this page shows the HSBC Investor Conservative Growth Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The performance information shown in the bar chart and table is for the Fund's Class A Shares. Class A Shares of the Fund are not offered through this prospectus. Class A Shares and Class R Shares will generally have substantially similar performance because the classes are invested in the same portfolio of securities. The returns for Class R Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:    4Q 2006  +4.39%
Worst quarter:   2Q 2006  -0.22%

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGIC FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Standard & Poor's 500 Index'r', a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Conservative Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (21%); Merrill Lynch High Yield Master II Index (8%); Lehman Brothers U.S. Aggregate Bond Fund Index (25%); Lehman Brothers Interm. U.S. Aggregate Bond Index (3%); Russell 1000'r' Growth Index (15%); Russell 1000'r' Value Index (14%); Russell 2500'r' Growth Index (4%) and the MSCI EAFE Index (10%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class R Shares may vary.


In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

-------------------
 AVERAGE ANNUAL
 TOTAL RETURNS (for
 the periods ended
 December 31, 2006)
-------------------


                                                INCEPTION                    SINCE
                                                  DATE          1 YEAR     INCEPTION
------------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Feb. 23, 2005         4.16%      5.73%
------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Feb. 23, 2005         3.35%      5.19%
------------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Feb. 23, 2005         3.05%      4.67%
------------------------------------------------------------------------------------
  S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)                         --             15.78%     11.42%*
------------------------------------------------------------------------------------
  CONSERVATIVE GROWTH BLENDED PORTFOLIO
  INDEX (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)**                             --             10.57%      8.50%*
------------------------------------------------------------------------------------


 * Since February 28, 2005.


** The performance shown for the Conservative Growth Blended Portfolio Index prior to April 30, 2006 does not reflect the 8% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is gov't. guaranteed and offers a fixed rate of return. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Bros. U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including gov't, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Bros. Intermediate U.S. Aggregate Index is generally representative of investment-grade debt issues with maturities between three- and ten-years. The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index measures the performance of those 2,500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
EXPENSES                        [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                                FEES AND EXPENSES


As an investor in HSBC Investor Conservative Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS R
----------------------------------------------------------------------
Maximum sales charge (load) on purchases                        None
----------------------------------------------------------------------
Maximum deferred sales charge (load)                            None
----------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(1)           2.00%
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 CLASS R
----------------------------------------------------------------------
Management fee                                                 0.05%
----------------------------------------------------------------------
Distribution (12b-1) fee                                        None
----------------------------------------------------------------------
    Shareholder servicing fee                                  0.75%
    Other operating expenses                                   2.29%
Total other expenses:                                          3.04%
----------------------------------------------------------------------
Acquired fund fees and expenses(2)                             0.67%
----------------------------------------------------------------------
Total Fund operating expenses                                  3.76%
----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                     1.72%
----------------------------------------------------------------------
Net Fund operating expenses                                    2.04%
----------------------------------------------------------------------


(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.



(2) Includes the expenses of the underlying Portfolios and an estimate of the fees and expenses the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.



(3) The Adviser has entered into a written agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 2.00% for Class R Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



This Example is intended to help you compare the cost of investing in the Conservative Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   redemption at the end of the period

   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                   EXPENSE EXAMPLE*

                         1       3        5        10
                        YEAR    YEARS   YEARS    YEARS
  CLASS R SHARES        $207    $991    $1,794   $3,892
  -----------------------------------------------------

  * This Example reflects the combined fees and expenses of the Conservative Growth Strategy Fund and the Underlying Portfolios.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

                                                PERFORMANCE BAR CHART AND TABLE

                                                YEAR-BY-YEAR
                                                TOTAL RETURNS
                                                AS OF 12/31
                                                FOR CLASS A SHARES

[PERFORMANCE BAR CHART]
         2006
         7.02%

The bar chart on this page shows the HSBC Investor Conservative Income Strategy Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The performance information shown in the bar chart and table is for the Fund's Class A Shares. Class A Shares of the Fund are not offered through this prospectus. Class A Shares and Class R Shares will generally have substantially similar performance because the classes are invested in the same portfolio of securities. The returns for Class R Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

 Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:    4Q 2006  +3.58%
Worst quarter:   2Q 2006  -0.07%

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES [SCALE GRAPHIC]
-------------------------------------------------------------------------------

The table below compares the Fund's performance over time to that of the Lehman Brothers Aggregate Bond Index, an index generally representative of investment grade bond issues, with maturities between three and ten years. The table assumes reinvestment of dividends and to the Conservative Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (30%); Merrill Lynch High Yield Master II Index (10%); Lehman Brothers U.S. Aggregate Bond Fund Index (15%); Lehman Brothers U.S. Interm. Aggregate Bond Index (25%); Russell 1000'r' Growth Index (8%); Russell 1000'r' Value Index (8%) and the MSCI EAFE Index (4%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class R Shares may vary.


In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

-------------------
 AVERAGE ANNUAL
 TOTAL RETURNS (for
 the periods ended
 December 31, 2006)
-------------------


                                               INCEPTION                    SINCE
                                                  DATE         1 YEAR     INCEPTION
-----------------------------------------------------------------------------------
  CLASS A RETURN BEFORE TAXES                Feb. 8, 2005         1.97%      2.53%
-----------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS                              Feb. 8, 2005         0.93%      1.68%
-----------------------------------------------------------------------------------
  CLASS A RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES      Feb. 8, 2005         1.34%      1.68%
-----------------------------------------------------------------------------------
  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                        --            15.78%     12.11%*
-----------------------------------------------------------------------------------
  CONSERVATIVE INCOME BLENDED PORTFOLIO
  INDEX (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)**                             --             7.40%      5.83%*
-----------------------------------------------------------------------------------



 * Since January 31, 2005.



** The performance shown for the Conservative Income Blended Portfolio Index prior to April 30, 2006 does not reflect the 10% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is gov't. guaranteed and offers a fixed rate of return. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Bros. U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including gov't, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Bros. Intermediate U.S. Aggregate Index is an unmanaged index generally representative of investment-grade debt issues with maturities between three and ten years. The Russell 1000'r' Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000'r' Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500'r' Growth Index Measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
EXPENES                         [MONEY GRAPHIC]
-------------------------------------------------------------------------------

                                      FEES AND EXPENSES


As an investor in HSBC Investor Conservative Income Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction expenses are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS R
----------------------------------------------------------------------
Maximum sales charge (load) on purchases                         None
----------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
----------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(1)            2.00%
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 CLASS R
----------------------------------------------------------------------
Management fee                                                  0.05%
----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
----------------------------------------------------------------------
    Shareholder servicing fee                                   0.75%
    Other operating expenses                                    4.63%
Total other expenses:                                           5.38%
----------------------------------------------------------------------
Acquired Fund fees and expenses(2)                              0.66%
----------------------------------------------------------------------
Total Fund operating expenses                                   6.09%
----------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                      4.00%
----------------------------------------------------------------------
Net Fund operating expenses                                     2.09%
----------------------------------------------------------------------



(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Selling Your Shares -- Redemption Fee' in this prospectus.



(2) Includes the expenses of the underlying Portfolios and an estimate of the fees and expenses the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.



(3) The Adviser has entered into a written agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 2.00% for Class R Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.



The Example is intended to help you compare the cost of investing in shares of the Conservative Income Strategy Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


   $10,000 investment

   5% annual return

   redemption at the end of the period

   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                      EXPENSE EXAMPLE*

                         1        3        5        10
                        YEAR    YEARS    YEARS    YEARS
  CLASS R SHARES        $212    $1,452   $2,665   $5,583
--------------------------------------------------------

  * The Example reflects the combined fees and expenses of the Conservative Income Strategy Fund and the Underlying Portfolios.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES:

   HSBC Investor Aggressive Growth Strategy Fund seeks long-term growth of capital.

   HSBC Investor Growth Strategy Fund seeks long-term growth of capital.

   HSBC Investor Moderate Growth Strategy Fund seeks high total return consisting of long-term growth of capital and current income.

   HSBC Investor Conservative Growth Strategy Fund seeks high total return consisting of long-term growth of capital and current income.

   HSBC Investor Conservative Income Strategy Fund seeks to realize current income, consistent with low risk, combined with conservative growth of capital.


The LifeLine Funds currently seek to achieve their investment objectives by normally investing their assets in the Underlying Portfolios in approximately the various percentage weightings set forth in the chart below. The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a frequent basis.



             HSBC INVESTOR LIFELINE FUNDS TARGET PORTFOLIO WEIGHTINGS

                                AGGRESSIVE                           MODERATE        CONSERVATIVE      CONSERVATIVE
                              GROWTH STRATEGY   GROWTH STRATEGY   GROWTH STRATEGY   GROWTH STRATEGY   INCOME STRATEGY
                                   FUND              FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------
Growth Portfolio                    21%               21%               19%               15%                8%
---------------------------------------------------------------------------------------------------------------------
Value Portfolio                     21%               21%               18%               14%                8%
---------------------------------------------------------------------------------------------------------------------
Opportunity Portfolio               34%               20%               11%                4%              None
---------------------------------------------------------------------------------------------------------------------
International Equity
Portfolio                           23%               20%               15%               10%                4%
---------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income
Portfolio                          None               15%               26%               25%               15%
---------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income
Portfolio                          None                2%                5%                8%               10%
---------------------------------------------------------------------------------------------------------------------
Intermediate Duration Fixed
Income Portfolio                   None              None              None                3%               25%
---------------------------------------------------------------------------------------------------------------------
Money Market Fund                    1%                1%                6%               21%               30%
---------------------------------------------------------------------------------------------------------------------
Total:                             100%              100%              100%              100%              100%
---------------------------------------------------------------------------------------------------------------------



   HSBC Investor Aggressive Growth Strategy Fund's allocation is heavily weighted toward equity investments, both U.S. and international.



   HSBC Investor Growth Strategy Fund's allocation is heavily weighted toward equity investments, both U.S. and international, while including some fixed-income securities in an effort to reduce volatility.



   HSBC Investor Moderate Growth Strategy Fund's allocation is weighted toward equity investments, both U.S. and international, while including fixed income securities in an effort to reduce volatility and add income.



   HSBC Investor Conservative Growth Strategy Fund's allocation is roughly evenly weighted between fixed-income securities and short-term instruments, and U.S. and international equity investments.


   HSBC Investor Conservative Income Strategy Fund's allocation is heavily weighted toward fixed-income securities and short-term investments, while including some equity investments in an effort to add some growth of capital.

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OJBECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

GENERAL RISK FACTORS: ALL FUNDS

An investment in a LifeLine Fund is subject to investment risks, including the possible loss of the principal amount invested. Each LifeLine Fund's performance per share will change daily based on many factors, including changes in the price of the underlying securities, fluctuation in interest rates, the quality of the instruments in the Fund's Underlying Portfolios, national and international economic conditions and general market conditions.

Generally, each Fund and its Underlying Portfolios will be subject to the following risks:


   Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap or mid-cap stocks, and 'growth' stocks can react differently from 'value' stocks.

   Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund or Portfolio. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

   Credit Risks: A Fund could lose money if the issuer of a fixed income security owned by a Portfolio is unable to meet its financial obligations.

  Derivatives: A Portfolio may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or 'derived' from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and 'when-issued' securities. There are, in fact, many different types of derivative securities and many different ways to use them.

  The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Portfolio or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Portfolio's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent a Fund from selling unfavorable positions, which could result in adverse consequences.

  Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, leverage risk will apply.

  The SAI contains detailed descriptions of the derivative securities in which each Portfolio may invest and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this prospectus.

  Leverage Risk: Certain transactions give rise to a form of leverage. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so. Leverage,

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OJBECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

  including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities.

  Liquidity Risk/Illiquid Securities: Each Portfolio may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Underlying Portfolios will not invest more than 15% of their net assets in securities deemed to be illiquid (10% for the Money Market Fund). A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

  Portfolio Turnover: Each Portfolio is actively managed and, in some cases the Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect a Fund's performance.

   Temporary Defensive Positions: In order to meet liquidity needs or for temporary defensive purposes, each Underlying Portfolio may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Adviser's opinion, are more conservative than the types of securities that the Portfolio typically invests in. To the extent a Portfolio is engaged in temporary or defensive investments, it will not be pursuing its investment objective.

   Returns Are Not Guaranteed: An investment in a Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


  Risk of Asset Allocation Funds: The assets of each LifeLine Fund are invested in the Underlying Portfolios, which means the investment performance of each Fund is directly related to the performance of the investments held by the Underlying Portfolios. The ability of a LifeLine Fund to meet its investment objective depends on the ability of the Underlying Portfolios to meet their own investment objectives. It is possible that one or more Underlying Portfolios will not meet their own investment objectives, which would affect a LifeLine Fund's performance. There can be no assurance that the investment objective of any LifeLine Fund or any Underlying Portfolio will be achieved. Because the Underlying Portfolios represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.



  Portfolio Weighting Risk: The assets of each LifeLine Fund are invested in the Underlying Portfolios according to predetermined target percentages selected by the Adviser. There can be no assurance that the Adviser's selection will enable each LifeLine Fund to achieve its investment objective. Furthermore, there can be no assurances that a LifeLine Fund will remain within the target allocations during the periods between rebalancing. The process of reallocation may generate net capital gains (including short term capital gains that are generally taxed to investors at ordinary income tax rates).


SPECIFIC RISK FACTORS: FOREIGN SECURITIES

Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OJBECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.


Investments in foreign markets typically involve currency risks. Some Underlying Portfolios may use techniques to increase exposure to a currency or shift exposure from one currency to another. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Portfolios may seek to reduce currency risk by hedging part or all of their exposure to various foreign currencies, they are not required to do so, and if such hedging techniques are employed, there is no assurance that they will be successful.


SPECIFIC RISK FACTORS: LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Portfolios may lend portfolio securities to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

SPECIFIC RISK FACTORS: REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

SPECIFIC RISK FACTORS: HIGH YIELD/HIGH RISK SECURITIES

High yield/high risk securities ('junk bonds') may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. If the issuer of high yield/high risk securities defaults, the Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect, and cause large fluctuations in, the daily value of the Portfolios. Bonds rated below investment grade are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of high yield, high risk bonds, more senior debt holders (such as bank loans and investment grade bonds) will likely be paid a greater portion of the total outstanding debt owed by the issuer. Because investing in bonds rated below investment grade involves greater investment risk, achieving the relevant Portfolio's investment objective will depend more on the portfolio managers' analysis than would be the case if the Portfolio were investing in higher-quality bonds.

For all or a portion of the high yield securities investments that may be made by the respective Portfolios, there is no minimum limit on the rating or credit quality. In such cases a Portfolio may invest in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency). Such investments are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Portfolio to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Portfolio pursues capital appreciation through investment in distressed securities, the Portfolio's ability to achieve current income may be diminished.

SPECIFIC RISK FACTORS: 'WHEN-ISSUED' SECURITIES

The price and yield of securities purchased on a 'when-issued' basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a 'when-issued' transaction fails to deliver or pay for the security. In addition, purchasing securities on a 'when-issued' basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in

HSBC INVESTOR LIFELINE FUNDS
INVESTMENT OJBECTIVES, STRATEGIES AND RISKS [MONEY GRAPHIC]
-------------------------------------------------------------------------------

the transaction itself and, as a result, the 'when-issued' security may have a lesser (or greater) value at the time of settlement than the Portfolio's payment obligation with respect to that security.

SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES AND SWAPS

Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

SPECIFIC RISK FACTORS: SWAPS

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

SPECIFIC RISK FACTORS: CAPITALIZATION RISK

Capitalization risk is the risk customarily associated with investments in smaller capitalization companies due to limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for a Portfolio to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Funds' net asset values may be subject to rapid and substantial changes.

SPECIFIC RISK FACTORS: EXPOSURE TO TECHNOLOGY-RELATED RISK

The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While each Portfolio does not as matter of investment strategy seek to invest disproportionately in such securities, the value of the Portfolios' investments may be impacted by developments affecting technology and technology-related stocks generally.

PORTFOLIO HOLDINGS

A description of the Funds' and underlying Portfolios' policies and procedures with respect to the disclosure of the Funds' and underlying Portfolios' portfolio securities is available in the Funds' Statement of Additional Information and on the website at www.investorfunds.us.hsbc.com. To request a copy of the Statement of Additional Information, please refer to the back cover of this prospectus.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                    THE INVESTMENT ADVISER AND SUB-ADVISERS



HSBC Investments (USA) Inc. (the 'Adviser'), 452 Fifth Avenue, New York,
New York 10018, is the investment adviser for the Funds and the Underlying Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, National Association, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively 'HSBC'). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2006, HSBC managed $11 billion in the HSBC Investor Family of Funds.


The Funds and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval.


Subject to the terms of the exemptive order, the following Portfolios may currently hire and/or terminate sub-advisers without shareholder approval: the Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, and Value Portfolio. The Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio and Intermediate Duration Fixed Income Portfolio are currently utilizing the services of a sub-adviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated sub-adviser. However, for the Core Fixed Income Portfolio and the High Yield Fixed Income Portfolio the exemptions under the exemptive order could be applied to the use of one or more unaffiliated sub-advisers at a future time.


The following serve as investment sub-advisers of the Portfolios indicated below. The respective investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer each Portfolio's investment program.


Growth Portfolio: Waddell & Reed Investment Management Company ('Waddell & Reed') located at 6300 Lamar Avenue, Overland Park, Kansas 66202 serves as sub-adviser to the Growth Portfolio. As of December 31, 2006, Waddell & Reed, together with its investment management affiliate, managed approximately $7.13 billion in total institutional assets, representing 150 accounts.



International Equity Portfolio: AllianceBernstein L.P. ('AllianceBernstein'), located at 1345 Avenue of the Americas, New York, NY 10105, serves as sub-adviser to the International Equity Portfolio. AllianceBernstein is a unit of Alliance Capital Management L.P. ('Alliance'). AllianceBernstein, which was founded as Sanford C. Bernstein & Co., Inc., a registered investment adviser and broker/dealer, was acquired by Alliance in October 2000 and has managed value-oriented investment portfolios since 1967. As of December 31, 2006, Alliance had approximately $716.9 billion in assets under management, representing 78,138 accounts.



Opportunity Portfolio: Westfield Capital Management Company, LLC ('Westfield') serves as sub-adviser to the Opportunity Portfolio. Westfield, a subsidiary of Boston Private Financial Holdings, Inc. since 1997, was founded in 1989 and specializes in growth portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2006, Westfield had $9.9 billion in assets under management, representing approximately 536 accounts.



Value Portfolio: NWQ Investment Management Co., LLC ('NWQ'), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as sub-adviser to the Value Portfolio. NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ management. As of December 31, 2006, NWQ had $15.9 billion in assets under management, representing 626 accounts.



Core Plus Fixed Income Portfolio, High Yield Portfolio and Intermediate Duration Fixed Income Portfolio: Halbis Capital Management (USA) Inc. ('Halbis'),
452 Fifth Avenue, New York, New York 10018, is the sub-adviser for the Portfolios pursuant to sub-advisory contracts with the Adviser. Halbis is a wholly owned subsidiary of HSBC Halbis Partners (UK) Limited and is an affiliate of the Adviser. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers each Portfolio's investment program.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------


                    THE INVESTMENT ADVISER AND SUB-ADVISERS
                                   CONTINUED



For advisory and management services, the LifeLine Funds pay a management fee as follows:*



---------------------------------------------------------------------------
 HSBC Investor Aggressive Growth Strategy Fund                        0.05%
---------------------------------------------------------------------------
 HSBC Investor Growth Strategy Fund                                   0.05%
---------------------------------------------------------------------------
 HSBC Investor Moderate Growth Strategy Fund                          0.05%
---------------------------------------------------------------------------
 HSBC Investor Conservative Growth Strategy Fund                      0.05%
---------------------------------------------------------------------------
 HSBC Investor Conservative Income Strategy Fund                      0.05%
---------------------------------------------------------------------------


* The Adviser has waived this 0.05% fee for each of the LifeLine Funds since each Fund's inception.





The Adviser and any sub-adviser, in the aggregate, received management fees during the last fiscal year at the following annual rates from the Underlying Portfolios, based on each Portfolio's average net assets:



                                                              PERCENTAGE OF AVERAGE
                                                              NET ASSETS FOR FISCAL
                                                               YEAR ENDED 10/31/06
-----------------------------------------------------------------------------------
 HSBC Investor Money Market Fund Class Y                              0.20%
-----------------------------------------------------------------------------------
 HSBC Investor Growth Portfolio                                       0.49%
-----------------------------------------------------------------------------------
 HSBC Investor High Yield Fixed Income Portfolio                      0.60%
-----------------------------------------------------------------------------------
 HSBC Investor Value Portfolio                                        0.52%
-----------------------------------------------------------------------------------
 HSBC Investor Opportunity Portfolio                                  0.80%
-----------------------------------------------------------------------------------
 HSBC Investor International Equity Portfolio                         0.67%
-----------------------------------------------------------------------------------
 HSBC Investor Core Plus Fixed Income Portfolio                       0.47%
-----------------------------------------------------------------------------------
 HSBC Investor Intermediate Duration Fixed Income
 Portfolio                                                            0.40%
-----------------------------------------------------------------------------------



A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and/or sub-advisory agreements is available, or will be available, for the Funds in their shareholder reports. For the LineLine Funds and other HSBC Investor Funds the discussion is available in the April 30, 2006 semi-annual report and will be available in the April 30, 2007 semi-annual report.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                            PORTFOLIO MANAGERS

THIS SECTION PROVIDES INFORMATION ABOUT THE PORTFOLIO MANAGERS OF THE VARIOUS UNDERLYING PORTFOLIOS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO:


   The management of and investment decisions for the International Equity Portfolio are made by the Global Value Investment Policy Group of AllianceBernstein LP. No one person is principally responsible for making recommendations for the Fund's portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Henry D'Auria and Giulio Martini.


     Ms. Fay is CIO of Global Value equities for AllianceBernstein, and has oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. She also serves on the AllianceBernstein's Executive Committee. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Ms. Fay joined AllianceBernstein in 1990 as a research analyst in investment management, following the airline, lodging, trucking and retail industries. Before joining AllianceBernstein, Ms. Fay served as director of research at Bernard L. Madoff. She earned a BA from Brown University and an MBA from Harvard University.

     Mr. Simms is co-CIO of International Value equities for AllianceBernstein in addition to his role as director of research of Global and International Value equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research of Emerging Markets Value equities. He joined AllianceBernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

     Mr. Martini is the head of the newly created Quantitative Strategies Team within AllianceBernstein's Value-Equities unit. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on US research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University.


     Mr. D'Auria is co-CIO of International Value equities of AllianceBernstein LP as well as CIO of Emerging Markets Value equities. Mr. D'Auria was one of the chief architects of AllianceBernstein's global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research of Small Cap Value equities and director of research of Emerging Markets Value equities. Mr. D'Auria joined the firm in 1991 as a research analyst covering consumer and natural gas companies, and he later covered the financial services industry. Before coming to AllianceBernstein, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College and is a Chartered Financial Analyst.


HSBC INVESTOR VALUE PORTFOLIO:

     Jon D. Bosse, CFA, Chief Investment Officer of NWQ, heads the investment team of industry specific equity analysts and shares primary portfolio management responsibility for the Value Portfolio with Mr. Friedel. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco Investment Management Company. He earned his MBA degree from the University of Pennsylvania, Wharton School of Business.

     Edward C. (Ted) Friedel, CFA, Managing Director of NWQ, co-manages the Portfolio with Mr. Bosse and is a member of the investment policy committee of NWQ as well. He has 23 years with NWQ as a managing director, portfolio manager and investment strategist. Prior to joining NWQ in 1983, Mr. Friedel was Vice President with Beneficial Standard Investment Management for 12 years. He has earned an MBA from Stanford University.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED

HSBC INVESTOR GROWTH PORTFOLIO:


   Mr. Dan Becker, CFA and Mr. Phil Sanders, CFA, of Waddell & Reed, are co-managers of the Growth Portfolio and are jointly and primarily responsible for the day-to day management of the Portfolio.


     Daniel P. Becker, CFA, is Senior Vice President/ Portfolio Manager of Waddell & Reed. Mr. Becker Joined Waddell & Reed in October 1989 as an investment analyst. In January 1994 he assumed responsibility for equity institutional accounts. In January 1997 he was named portfolio manager. Mr. Becker has been with the Sub-Adviser for 16 years and has 17 years of investment experience.

     Philip J. Sanders, CFA, is Senior Vice President/ Portfolio Manager of Waddell & Reed. Mr. Sanders joined Waddell & Reed in August 1998 as a vice president and portfolio manager. He was appointed senior vice president in July 2000. Mr. Sanders has been with the Sub-Adviser 7 years and has 17 years of investment experience.


HSBC INVESTOR OPPORTUNITY PORTFOLIO:



   Investment decisions for the Opportunity Portfolio are made by consensus of the Investment Committee of Westfield Capital Management Company, LLC, which consists of Westfield's securities analysts and the primary portfolio management team members listed below. While each member of the Westfield Investment Committee has input into the investment process and overall product portfolio construction, investment decisions are made under the supervision of William A. Muggia as Chief Investment Officer.



     Aurthur J. Bauernfeind is Chairman and Chief Executive Officer of Westfield. Mr. Bauernfeind covers Energy, Financials and Industrials. Since joining Westfield in 1990, Mr. Bauernfeind has held the positions of President, Chief Operating Officer and Investment Strategist. Prior to Westfield, Mr. Bauernfeind spent 11 years at Loomis Sayles & Co. He has 44 years of investment experience. Mr. Bauernfeind earned an MBA from University of Kentucky and a BA from Murray State University.



     William A. Muggia is President and Chief Investment Officer of Westfield covering Healthcare and Energy. Mr. Muggia has been at Westfield since 1994 and has been Chief Investment Officer since 2002. Prior to Westfield,
     Mr. Muggia spent two years at Alex Brown & Sons and seven years at Kidder Peabody & Co. He has 24 years of investment experience. Mr. Muggia earned his MBA degree from Harvard Business School and received a BA from Middlebury College.



     Ethan J. Meyers is Senior Vice President of Westfield, and covers 6 Financials and Consumer Services. Mr. Meyers joined Westfield in 1999. Prior to Westfield, he spent three years at Johnson Rice & Company LLC. He has 11 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University.



     Scott R. Emerman is Senior Security Analyst of Westfield, and covers Consumer Discretionary and Consumer Staples. Mr. Emerman joined Westfield in 2002. Prior to Westfield, he spent 5 years at Morgan Stanley Dean Witter and 6 years at Dean Witter Reynolds. He has 16 years of investment experience. Mr. Emerman earned his BS from Lehigh University.


HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO AND HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO:


   Halbis' fixed income management team is responsible for the day-to-day portfolio management of the Portfolios listed above. The team members are Suzanne Moran and Jeffrey Klein.



     Suzanne Moran, Managing Director of Halbis, Head of Structured Bond Management and Co-Head of US Fixed Income. Ms. Moran joined Halbis in July 2005 to co-lead the US Fixed Income Team. She is also the head of investment policy for short duration portfolios and US structured bond management. Prior to joining Halbis, she spent 10 years at Credit Suisse Asset Management (CSAM), where she most recently headed the investment policy for over $30 billion in short duration and money market strategies globally. During her tenure, Ms. Moran

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                   CONTINUED


     headed securitized debt, was responsible for the trading desk and developed investment strategy for global bonds. Prior to CSAM, she was a fixed income analyst at Credit Suisse First Boston.



     Jeffrey Klein, Managing Director of Halbis, Head of Credit and Co-Head of US Fixed Income. Mr. Klein joined Halbis in March 2005 to co-lead the US Fixed Income Team. He is also head of credit management. Prior to joining Halbis, he was a portfolio manager and shareholder at Dodge & Cox where he served as credit strategist and head of corporate bond trading. He worked at Dodge & Cox from 1992-2004. Mr. Klein earned his BA from Columbia University in 1991. He is a Chartered Financial Analyst.


HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO:


   Halbis' high yield management team is responsible for the day-to-day portfolio management of the High Yield Fixed Income Portfolio. The team members are Richard J. Lindquist, Michael J. Dugan and Philip L. Schantz. Each of the team members joined Halbis in April, 2005.



     Richard J. Lindquist, CFA, is a Managing Director of Halbis, is the head of the high yield management team, and previously was the head of the high yield management team at Credit Suisse Asset Management ('CSAM'). He joined CSAM in 1995 as a result of its acquisition of CS First Boston Investment Management, where he performed comparable duties. He had been with CS First Boston Investment Management since 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and a high yield mutual fund at T. Rowe Price Associates. Mr. Lindquist holds a B.S. in Finance from Boston College and an M.B.A. in Finance from the University of Chicago Graduate School of Business.



     Michael J. Dugan, is a Vice President of Halbis, and was previously a Vice President of CSAM where he had been a member of the high yield team since 2001. Mr. Dugan joined CSAM in 2000 following two years at Arnhold and S. Bleichroeder, where he was an associate in the institutional sales and marketing group. Previously, Mr. Dugan was an assistant supervisor in the client service group at Neuberger Berman LLC, where he had worked since 1996. Mr. Dugan holds a BA in political science from the University of Rhode Island.



     Philip L. Schantz, is a Senior Vice President of Halbis, and was previously Director of CSAM where had been a member of the high yield team since 2000. Prior to joining CSAM Mr. Schantz was Head of High Yield Research at Prudential Securities. Prior to joining Prudential Securities, Mr. Schantz had been a High Yield Analyst at Lazard Freres and had been Co-Head of the High Yield Securities Group at E.F. Hutton. Mr. Schantz holds a BA in Government from Lehigh University.


   In his role as the head of the high yield management team, Mr. Lindquist acts as lead portfolio manager. Mr. Lindquist manages long-term strategies to be employed by the team and serves as the ultimate decision maker in the
   event    the members of the team disagree on any issues related to portfolio management. On a day to day basis, Mr. Dugan has the primary responsibility for portfolio strategy decisions and Mr. Schantz has the primary responsibility for credit analysis. The responsibilities of each team member are substantially similar to the responsibilities each had when employed by CSAM.

Additional information about the portfolio managers' compensation, other accounts managed by these individuals, and their ownership of securities in the Portfolio or Portfolios they manage is available in the SAI.

THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR


The Adviser also serves as the Trusts' administrator (the 'Administrator'), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the 'Sub-Administrator'). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

FUND MANAGEMENT [TRIGLASS GRAPHIC]
-------------------------------------------------------------------------------

BISYS Fund Services Limited Partnership ('BISYS LP') serves as the distributor (the 'Distributor') of each Fund's shares. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

THE TWO-TIER FUND STRUCTURE


Each LifeLine Fund seeks to achieve its investment objective by investing its assets in a combination of the Money Market Fund, Core Plus Fixed Income Portfolio, Intermediate Duration Fixed Income Portfolio, Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, High Yield Fixed Income Portfolio and Value Portfolio. The master/feeder two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the underlying Portfolios on the same terms and conditions as the LifeLine Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a Portfolio (a 'master fund'), operating expenses may increase, thereby producing lower returns for investors in the LifeLine Funds ('feeder funds'). Additionally, the Portfolio may become less diverse, resulting in increased Portfolio operating expenses.


Except as permitted, whenever a Fund is requested to vote on a matter pertaining to a corresponding underlying Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the underlying Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objective of each Fund and Underlying Portfolio may be changed without approval of the shareholders. A Fund may withdraw its investment in an underlying Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PRICING OF FUND SHARES

------------------------
HOW NAV IS CALCULATED

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class less any liabilities, by the total number of outstanding shares of that class:

                           --------------------------
                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                  Outstanding
                           --------------------------

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Adviser in accordance with the procedures established by, and under the general supervision of the Funds' Board of Trustees. Certain of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by those Funds may change on days when shareholders will not be able to purchase or redeem shares.

THE LIFELINE FUNDS

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.

FAIR VALUE PRICING POLICIES


A Fund or Portfolio will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.



A 'significant event' is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such 'significant events' relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a fair value pricing service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PURCHASING AND ADDING TO YOUR SHARES

-------------------------------------------------------------------------------
 PURCHASING SHARES

 Class R Shares are available for purchase by 401(k) plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, 'retirement plans') whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Funds or the Distributor to utilize Class R Shares in certain investment products or programs.

 Class R Shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R Shares are also generally available only to retirement plans where Class R Shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

 Class R Shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Covedale Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, one-Person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

 Qualified retirement plan orders received prior to the time each Fund determines its NAV will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each retirement plan agreement with the Trust permits the investment representative to transmit orders received by the investment representative prior to the time each Fund determines its NAV to the Trust after that time and allows those orders to be executed at the closing share price determined on the day the order was received by the investment representative.

 All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear.

 A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue -- 2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        PURCHASING AND ADDING TO YOUR SHARES
                        CONTINUED

CUSTOMER IDENTIFICATION INFORMATION

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

   Name;

   Date of birth (for individuals);

   Residential or business street address (although post office boxes are still permitted for mailing); and

   Social security number, taxpayer identification number, or other identifying number.

Investors may also be asked for a copy of their driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.


Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.


MARKET TIMING

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.


To deter market timing, the Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the HSBC Investor Money Market Fund. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this Prospectus under 'Shareholder Information -- Selling Your Shares -- Redemption Fees'. As a further deterrent to excessive trading, many foreign securities held by the International Equity Portfolio are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see 'Shareholder Information -- Pricing of Fund Shares -- Fair Value Pricing Policies.'


The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that they will succeed in doing so. Although the Funds attempt to collect redemption fees uniformly, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion, to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                    SELLING YOUR SHARES

                                                   -------------------------------------------------
                                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                                   As a mutual fund shareholder, you are technically
                                                   selling shares when you request a withdrawal in
                                                   cash. This is also known as redeeming shares or a
                                                   redemption of shares.
You may sell your Fund shares at any time.
Your sales price will be the next NAV
after your sell order is received in
proper form by the Fund, its transfer
agent, or your retirement plan
representative. Normally you will receive
your proceeds within a week after your
request is received.


REDEMPTION FEE

The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

DELAY IN PAYMENT OF REDEMPTION PROCEEDS


Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


REDEMPTION PROCEEDS

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

SUSPENSION OF REDEMPTIONS

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        DISTRIBUTION ARRANGEMENTS

SALES CHARGES, DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES

There is no sales charge on any purchase of Class R Shares. In addition, there are no 12b-1 distribution fees paid from the Funds. The Funds have adopted a shareholder servicing fee.

   Class R Shares are subject to a shareholder servicing fee of up to 0.75% of the average daily net assets of the Class R Shares of each Fund.

     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING


The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund's shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for financial intermediary receiving such payments.


EXCHANGING YOUR SHARES

Because Class R Shares of the LifeLine Funds are held within retirement plans, exchange privileges are only available for other Class R Shares of the LifeLine Funds. Please contact your retirement plan administrator for information on how to exchange your Class R Shares within your retirement plan.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                        DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

--------------------------------------------------------------------------------
All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
--------------------------------------------------------------------------------

The following information is meant as a general summary of tax matters for U.S. taxpayers. Please see the Funds' Statement of Additional Information ('SAI'), for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

   A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

   Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

   The Conservative Income Strategy Fund intends to declare and pay dividends monthly. The Conservative Growth Strategy Fund and the Moderate Growth Strategy Fund intend to declare and pay dividends quarterly. The Growth Strategy Fund and the Aggressive Growth Strategy Fund intend to declare and pay dividends at least annually. Capital gains for all LifeLine Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain 'qualified foreign corporations' can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   Any portion of a Fund's dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. This may be particularly applicable to the Conservative Income Strategy and Conservative Growth Strategy Funds whose asset allocation favor fixed income investments. If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

   Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

SHAREHOLDER INFORMATION [PHONE GRAPHIC]
-------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       CONTINUED

   There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

   Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under 'wash sale' rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as 'buying a dividend.'


   As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


   Foreign shareholders may be subject to special withholding requirements.

   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------


      The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Since Class R Shares have no operating history, Class A, Class B, and Class C Shares are presented. Class R Shares will have different performance and different annual operating expenses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



                            HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND



      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(A).


                                                                       INVESTMENT ACTIVITIES                     DIVIDENDS
                                                             ------------------------------------------   ------------------------
                                                                          NET REALIZED AND
                                               NET ASSET        NET       UNREALIZED GAINS     TOTAL      NET REALIZED
                                                 VALUE,      INVESTMENT         FROM            FROM       GAINS FROM
                                              BEGINNING OF     INCOME        INVESTMENT      INVESTMENT    INVESTMENT      TOTAL
                                                 PERIOD        (LOSS)       TRANSACTIONS     ACTIVITIES   TRANSACTIONS   DIVIDENDS
         -------------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)       $10.00        (0.01)           0.61            0.60            --            --
         Period ended October 31, 2006            10.60         0.01            2.01            2.02         (0.05)        (0.05)
         -------------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)       $10.00        (0.04)           0.61            0.57            --            --
         Period ended October 31, 2006            10.57        (0.05)           1.97            1.92         (0.05)        (0.05)
         -------------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)       $10.00        (0.05)           0.60            0.55            --            --
         Period ended October 31, 2006            10.55        (0.04)           1.95            1.91         (0.05)        (0.05)
         -------------------------------------------------------------------------------------------------------------------------


                                              NET ASSET
                                               VALUE,
                                               END OF       TOTAL
                                               PERIOD     RETURN(B)
         ----------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $10.60        6.00%
         Period ended October 31, 2006          12.57       19.15%
         ----------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)     $10.57        5.70%
         Period ended October 31, 2006          12.44       18.25%
         ----------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)     $10.55        5.50%
         Period ended October 31, 2006          12.41       18.19%
         ----------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTARY DATA
                                              -----------------------------------------------------------------------
                                                                           RATIO OF NET
                                              NET ASSETS     RATIO OF       INVESTMENT       RATIO OF
                                              AT END OF      EXPENSES      INCOME (LOSS)   EXPENSES TO
                                                PERIOD      TO AVERAGE      TO AVERAGE     AVERAGE NET     PORTFOLIO
                                               (000'S)     NET ASSETS(C)   NET ASSETS(C)   ASSETS(C)(D)   TURNOVER(E)
         -----------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $  726         1.50%           (0.20)%        11.72%        49.10%
         Period ended October 31, 2006           4,116         1.50%            0.05 %         3.52%        48.46%
         -----------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)      $  700         2.25%           (1.01)%        11.63%        49.10%
         Period ended October 31, 2006           2,998         2.25%           (0.70)%         4.33%        48.46%
         -----------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)      $   21         2.25%           (1.15)%         9.79%        49.10%
         Period ended October 31, 2006             229         2.25%           (0.69)%         4.20%        48.46%
         -----------------------------------------------------------------------------------------------------------



      (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.


      (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.


      (c) Annualized for periods less than one year.


      (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


      (e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


      (f) Class A Shares commenced operations on February 14, 2005.


      (g) Class B Shares commenced operations on February 9, 2005.


      (h) Class C Shares commenced operations on June 10, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                      HSBC INVESTOR GROWTH STRATEGY FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(A).


                                                                       INVESTMENT ACTIVITIES                     DIVIDENDS
                                                             ------------------------------------------   ------------------------
                                                                          NET REALIZED AND                    NET
                                               NET ASSET        NET       UNREALIZED GAINS     TOTAL        REALIZED
                                                 VALUE,      INVESTMENT    (LOSSES) FROM        FROM       GAINS FROM
                                              BEGINNING OF     INCOME        INVESTMENT      INVESTMENT    INVESTMENT      TOTAL
                                                 PERIOD        (LOSS)       TRANSACTIONS     ACTIVITIES   TRANSACTIONS   DIVIDENDS
         -------------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)       $10.00         0.02            0.70            0.72            --            --
         Period ended October 31, 2006            10.72         0.07            1.69            1.76         (0.03)        (0.03)
         -------------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)       $10.00        (0.01)           0.79            0.78            --            --
         Period ended October 31, 2006            10.78         0.02            1.66            1.68         (0.03)        (0.03)
         -------------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)       $10.00        (0.02)           0.84            0.82            --            --
         Period ended October 31, 2006            10.82         0.02            1.67            1.69         (0.03)        (0.03)
         -------------------------------------------------------------------------------------------------------------------------


                                              NET ASSET
                                               VALUE,
                                               END OF       TOTAL
                                               PERIOD     RETURN(B)
         -----------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $10.72      7.20%
         Period ended October 31, 2006           12.45     16.41%
         -----------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)      $10.78      7.80%
         Period ended October 31, 2006           12.43     15.57%
         -----------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)      $10.82      8.20%
         Period ended October 31, 2006           12.48     15.61%
         -----------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                              -------------------------------------------------------------------------
                                                                             RATIO OF NET
                                              NET ASSETS      RATIO OF        INVESTMENT       RATIO OF
                                              AT END OF       EXPENSES      INCOME (LOSS)    EXPENSES TO
                                                PERIOD       TO AVERAGE       TO AVERAGE     AVERAGE NET     PORTFOLIO
                                               (000'S)     NET ASSETS(C)    NET ASSETS(C)    ASSETS(C)(D)   TURNOVER(E)
         --------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $ 2,814          1.50%            0.42 %         5.19%         69.23%
         Period ended October 31, 2006          12,562          1.50%            0.87 %         2.19%         80.30%
         --------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)     $ 2,670          2.25%           (0.38)%         5.74%         69.23%
         Period ended October 31, 2006           8,702          2.25%            0.11 %         2.94%         80.30%
         --------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)     $   106          2.25%           (0.55)%         5.24%         69.23%
         Period ended October 31, 2006             585          2.25%            0.14 %         2.90%         80.30%
         --------------------------------------------------------------------------------------------------------------



       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.


       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.


       (c) Annualized for periods less than one year.


       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


       (e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire fiscal 2005 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



       (f) Class A Shares commenced operations on February 8, 2005.


       (g) Class B Shares commenced operations on February 1, 2005.


       (h) Class C Shares commenced operations on April 27, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

                     HSBC INVESTOR MODERATE GROWTH STRATEGY FUND



    SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(A).


                                                                    INVESTMENT ACTIVITIES                      DIVIDENDS
                                                          ------------------------------------------   -------------------------
                                                                       NET REALIZED AND                             NET REALIZED
                                              NET ASSET      NET       UNREALIZED GAINS                              GAINS FROM
                                               VALUE,     INVESTMENT    (LOSSES) FROM     TOTAL FROM      NET        INVESTMENT
                                              BEGINNING     INCOME        INVESTMENT      INVESTMENT   INVESTMENT       AND
                                              OF PERIOD     (LOSS)       TRANSACTIONS     ACTIVITIES     INCOME     TRANSACTIONS
         -----------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $10.00         0.04           0.45            0.49            --(g)        --
         Period ended October 31, 2006          10.49         0.17           1.23            1.40        (0.17)        (0.01)
         -----------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (h)     $10.00         0.01           0.49            0.50            --(g)        --
         Period ended October 31, 2006          10.50         0.09           1.22            1.31        (0.08)        (0.01)
         -----------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)     $10.00           --(g)        0.28            0.28            --           --
         Period ended October 31, 2006          10.28         0.09           1.19            1.28        (0.08)        (0.01)
         -----------------------------------------------------------------------------------------------------------------------

                                               DIVIDENDS
                                               ---------

                                                           NET ASSET
                                                            VALUE,
                                                 TOTAL      END OF       TOTAL
                                               DIVIDENDS    PERIOD     RETURN(B)
         -----------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)           --(g)  $10.49       4.94%
         Period ended October 31, 2006           (0.18)      11.71      13.40%
         -----------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (h)           --(g)  $10.50       5.03%
         Period ended October 31, 2006           (0.09)      11.72      12.45%
         -----------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)           --     $10.28       2.80%
         Period ended October 31, 2006           (0.09)      11.47      12.53%
         -----------------------------------------------------------------------

                                                                         RATIOS/SUPPLEMENTARY DATA
                                              -------------------------------------------------------------------------------
                                                                             RATIO OF NET
                                              NET ASSETS      RATIO OF        INVESTMENT          RATIO OF
                                              AT END OF     EXPENSES TO     INCOME (LOSS)       EXPENSES TO
                                                PERIOD        AVERAGE         TO AVERAGE          AVERAGE          PORTFOLIO
                                               (000'S)     NET ASSETS(C)    NET ASSETS(C)     NET ASSETS(C)(D)    TURNOVER(E)
         --------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $ 3,241         1.50%            0.95%              4.30%             84.55%
         Period ended October 31, 2006          11,973         1.50%            1.65%              2.12%            101.57%
         --------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (h)     $ 3,604         2.25%            0.18%              5.01%             84.55%
         Period ended October 31, 2006          10,731         2.25%            0.91%              2.87%            101.57%
         --------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)     $   278         2.25%            0.05%              4.69%             84.55%
         Period ended October 31, 2006             763         2.25%            0.87%              2.83%            101.57%
         --------------------------------------------------------------------------------------------------------------------



       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.


       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.


       (c) Annualized for periods less than one year.


       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


       (e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire fiscal 2005 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



       (f) Class A Shares commenced operations on February 3, 2005.


       (g) Rounds to less than $0.01.


       (h) Class B Shares commenced operations on February 1, 2005.


       (i) Class C Shares commenced operations on June 10, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

               HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND



   SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(A).


                                                                     INVESTMENT ACTIVITIES
                                                          -------------------------------------------

                                              NET ASSET                NET REALIZED AND
                                               VALUE,        NET       UNREALIZED GAINS   TOTAL FROM
                                              BEGINNING   INVESTMENT   FROM INVESTMENT    INVESTMENT
                                              OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES
         --------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $10.00        0.04            0.26             0.30
         Period ended October 31, 2006          10.29        0.22            0.85             1.07
         --------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)     $10.00        0.03            0.16             0.19
         Period ended October 31, 2006          10.19        0.15            0.83             0.98
         --------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)     $10.00        0.03            0.38             0.41
         Period ended October 31, 2006          10.41        0.15            0.85             1.00
         --------------------------------------------------------------------------------------------

                                                    DIVIDENDS
                                              ----------------------

                                                                       NET ASSET
                                                 NET                    VALUE,
                                              INVESTMENT     TOTAL      END OF       TOTAL
                                                INCOME     DIVIDENDS    PERIOD     RETURN(B)
         -----------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      (0.01)       (0.01)     $10.29        2.96%
         Period ended October 31, 2006          (0.25)       (0.25)      11.11       10.48%
         -----------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)         --(h)        --(h)   $10.19        1.92%
         Period ended October 31, 2006          (0.16)       (0.16)      11.01        9.65%
         -----------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)         --           --      $10.41        4.10%
         Period ended October 31, 2006          (0.17)       (0.17)      11.24        9.66%
         -----------------------------------------------------------------------------------

                                                                           RATIOS/SUPPLEMENTARY DATA
                                              ----------------------------------------------------------------------------------
                                                                                 RATIO OF NET
                                              NET ASSETS        RATIO OF          INVESTMENT          RATIO OF
                                              AT END OF       EXPENSES TO       INCOME (LOSS)       EXPENSES TO
                                                PERIOD          AVERAGE           TO AVERAGE          AVERAGE          PORTFOLIO
                                               (000'S)       NET ASSETS(C)      NET ASSETS(C)     NET ASSETS(C)(D)    TURNOVER(E)
         ------------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $1,054           1.50%              1.28%              8.01%             72.14%
         Period ended October 31, 2006           3,069           1.50%              2.33%              3.22%             96.58%
         -----------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)      $1,306           2.25%              0.53%              9.21%             72.14%
         Period ended October 31, 2006           2,567           2.25%              1.54%              3.98%             96.58%
         -----------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (i)      $   82           2.25%              0.66%              7.94%             72.14%
         Period ended October 31, 2006             320           2.25%              1.56%              3.92%             96.58%
         -----------------------------------------------------------------------------------------------------------------------



       (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.



       (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.



       (c) Annualized for periods less than one year.



       (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.



       (e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



       (f) Class A Shares commenced operations on February 23, 2005.



       (g) Class B Shares commenced operations on February 17, 2005.



       (h) Rounds to less than $0.01.



       (i) Class C Shares commenced operations on April 19, 2005.

FINANCIAL HIGHLIGHTS [TRIGRAPH GRAPHIC]
-------------------------------------------------------------------------------

               HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND



   SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(A).


                                                                    INVESTMENT ACTIVITIES                    DIVIDENDS
                                                          ------------------------------------------   ----------------------
                                                                       NET REALIZED AND
                                              NET ASSET      NET       UNREALIZED GAINS
                                               VALUE,     INVESTMENT    (LOSSES) FROM     TOTAL FROM      NET
                                              BEGINNING     INCOME        INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                              OF PERIOD     (LOSS)       TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
         --------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)     $10.00        0.11            0.01            0.12        (0.11)       (0.11)
         Period ended October 31, 2006          10.01        0.32*           0.29            0.61        (0.33)       (0.33)
         --------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)     $10.00        0.06            0.01            0.07        (0.04)       (0.04)
         Period ended October 31, 2006          10.03        0.24*           0.30            0.54        (0.26)       (0.26)
         --------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)     $10.00        0.06            0.08            0.14        (0.06)       (0.06)
         Period ended October 31, 2006          10.08        0.22*           0.27            0.49        (0.23)       (0.23)
         --------------------------------------------------------------------------------------------------------------------


                                              NET ASSET
                                                VALUE,
                                                END OF       TOTAL
                                                PERIOD     RETURN(B)
         -----------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)      $10.01       1.18%
         Period ended October 31, 2006           10.29       6.19%
         -----------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)      $10.03       0.68%
         Period ended October 31, 2006           10.31       5.40%
         -----------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)      $10.08       1.41%
         Period ended October 31, 2006           10.34       4.92%
         -----------------------------------------------------------

                                                                         RATIOS/SUPPLEMENTARY DATA
                                              --------------------------------------------------------------------------------
                                                                               RATIO OF NET
                                               NET ASSETS       RATIO OF        INVESTMENT         RATIO OF
                                                AT END OF      EXPENSES TO    INCOME (LOSS)      EXPENSES TO
                                                 PERIOD          AVERAGE        TO AVERAGE         AVERAGE         PORTFOLIO
                                                 (000'S)      NET ASSETS(C)   NET ASSETS(C)    NET ASSETS(C)(D)   TURNOVER(E)
         ---------------------------------------------------------------------------------------------------------------------
         CLASS A SHARES
         Period ended October 31, 2005 (f)       $  419           1.50%           1.79%             14.10%           79.90%
         Period ended October 31, 2006            1,320           1.50%           3.19%              5.50%          110.57%
         ---------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES
         Period ended October 31, 2005 (g)       $  478           2.25%           1.21%             12.16%           79.90%
         Period ended October 31, 2006              763           2.25%           2.39%              6.43%          110.57%
         ---------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES
         Period ended October 31, 2005 (h)       $  245           2.25%           1.24%              9.60%           79.90%
         Period ended October 31, 2006               23           2.25%           2.15%              6.58%          110.57%
         ---------------------------------------------------------------------------------------------------------------------



           *  Calculated based on average shares outstanding.

         (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC
              Investor Portfolios.

         (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

         (c)  Annualized for periods less than one year.

         (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

         (e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

         (f)  Class A Shares commenced operations on February 8, 2005.

         (g)  Class B Shares commenced operations on February 14, 2005.

         (h)  Class C Shares commenced operations on May 4, 2005.


                   [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:


The Funds' annual report and semi-annual report to shareholders contain information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the LifeLine Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI AND PROSPECTUSES OF OTHER MEMBERS OF THE HSBC INVESTOR FAMILY OF FUNDS FROM THE FUNDS' WEBSITE AT WWW.INVESTORFUNDS.US.HSBC.COM. YOU CAN ALSO OBTAIN THESE ITEMS OR REQUEST OTHER INFORMATION, AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THROUGH WHICH SHARES OF THE FUNDS MAY BE PURCHASED OR SOLD OR CONTACT THE FUNDS AT:

                    HSBC INVESTOR FUNDS
                    PO BOX 182845
                    COLUMBUS, OHIO 43218-2845
                    TELEPHONE: 1-800-782-8183
                  -----------------------------------------------------



You can review and copy the Funds' annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:



  For a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.



  Free from the Commission's Website at www.sec.gov.



Investment Company Act file no. 811-4782.

HSB-PU-LLR 0207

                          Prospectus and Privacy Policy

HSBC Investor Funds                     CLASS I SHARES
--------------------------------------------------------------------------------

                                        FEBRUARY 28, 2007

                                        HSBC INVESTOR
                                        CORE PLUS FIXED INCOME FUND

                                        HSBC INVESTOR
                                        OVERSEAS EQUITY FUND

                                        HSBC INVESTOR
                                        OPPORTUNITY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 (LOGO OF HSBC)

                               PRIVACY POLICY FOR
                               HSBC INVESTOR FUNDS
--------------------------------------------------------------------------------

THIS PRIVACY POLICY NOTICE SUMMARIZES THE COLLECTION AND DISCLOSURE OF NONPUBLIC PERSONAL INFORMATION ("INFORMATION") OF CUSTOMERS ("YOU") OF THE HSBC INVESTOR FAMILY OF FUNDS ("WE" OR "US"). IF YOU ARE AN INDIVIDUAL SHAREHOLDER OF RECORD OF ANY SERIES OF THE FUNDS, WE CONSIDER YOU TO BE A CUSTOMER OF THE HSBC INVESTOR FAMILY OF FUNDS. SHAREHOLDERS PURCHASING OR OWNING SHARES OF ANY OF THE HSBC INVESTOR FAMILY OF FUNDS THROUGH THEIR BANK, BROKER, OR OTHER FINANCIAL INSTITUTION SHOULD CONSULT THAT FINANCIAL INSTITUTION'S PRIVACY POLICIES.

WE COLLECT THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
--------------------------------------------------------------------------------

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

WE DISCLOSE THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU
--------------------------------------------------------------------------------

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

WE DISCLOSE INFORMATION ABOUT YOU TO THE FOLLOWING TYPES OF THIRD PARTIES
--------------------------------------------------------------------------------

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, National Association, HSBC Asset Management (Americas) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

PROTECTING THE SECURITY AND CONFIDENTIALITY OF YOUR INFORMATION
--------------------------------------------------------------------------------

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

                       This is not part of the Prospectus

                                   Prospectus

HSBC Investor Funds                     CLASS I SHARES
--------------------------------------------------------------------------------

                                        FEBRUARY 28, 2007

                                        HSBC INVESTOR
                                        CORE PLUS FIXED INCOME FUND

                                        HSBC INVESTOR
                                        OVERSEAS EQUITY FUND

                                        HSBC INVESTOR
                                        OPPORTUNITY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 (LOGO OF HSBC)

HSBC INVESTOR FUNDS (LOGO)          TABLE OF CONTENTS
--------------------------------------------------------------------------------

                         (LOGO) RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------------------------------------------------
CAREFULLY REVIEW THIS            3   Overview
IMPORTANT SECTION, WHICH         5   HSBC Investor Core Plus Fixed Income Fund
SUMMARIZES EACH FUND'S          10   HSBC Investor Overseas Equity Fund
INVESTMENTS, RISKS, PAST        14   HSBC Investor Opportunity Fund
PERFORMANCE, AND FEES.

                         (LOGO) INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
REVIEW THIS SECTION             19   HSBC Investor Core Plus Fixed Income Fund
FOR INFORMATION ON              20   HSBC Investor Overseas Equity Fund
INVESTMENT STRATEGIES           21   HSBC Investor Opportunity Fund
AND RISKS.                      22   General Risk Factors: The Funds
                                23   Specific Risk Factors
                                25   Portfolio Holdings

                         (LOGO) FUND MANAGEMENT
--------------------------------------------------------------------------------
REVIEW THIS SECTION             26   The Investment Adviser
FOR DETAILS ON                  27   Portfolio Managers
THE PEOPLE AND                  29   The Distributor and Administrator
ORGANIZATIONS WHO PROVIDE       29   The Two-Tier Fund Structure
SERVICES TO THE FUNDS.

                         (LOGO) SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR         30   Pricing of Fund Shares
DETAILS ON HOW                  31   Purchasing and Adding to Your Shares
SHARES ARE VALUED,              35   Selling Your Shares
AND HOW TO PURCHASE,            38   Exchanging Your Shares
SELL AND EXCHANGE SHARES.       39   Dividends, Distributions and Taxes
THIS SECTION ALSO DESCRIBES
RELATED CHARGES, AND
PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.

                         (LOGO) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR         41   HSBC Investor Core Plus Fixed Income Fund
DETAILS ON SELECTED             42   HSBC Investor Overseas Equity Fund
FINANCIAL STATEMENTS            43   HSBC Investor Opportunity Fund of the Funds

HSBC INVESTOR FUNDS (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                              OVERVIEW

THE FUNDS                     HSBC Investor Funds is a mutual fund family that
                              offers a variety of separate investment
                              portfolios, each with individual investment objectives and strategies. This prospectus provides you important information about the HSBC
                              Investor Core Plus Fixed Income Fund ("Core Plus
                              Fixed Income Fund"), the HSBC Investor Overseas
                              Equity Fund ("Overseas Equity Fund") and the HSBC
                              Investor Opportunity Fund ("Opportunity Fund")
                              (collectively, the "Funds").

                              Each Fund offers Class I Shares through this prospectus. The Funds offer Class A Shares, Class B Shares and Class C Shares through a separate prospectus. Each class of shares has different characteristics and is subject to different fees and expenses. The Funds' Statement of Additional Information contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

                              The investment objective and strategies of each Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

                              Other important things for you to note:

                              o     You may lose money by investing in a Fund

                              o Because the value of each Fund's investments will fluctuate with market conditions, so will the value of your investment in a Fund

                              AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC INVESTOR FUNDS (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST?       CORE PLUS FIXED INCOME FUND

                              Consider investing in the Core Plus Fixed Income Fund if you are:

                                 o Looking to add a monthly income component to your investment portfolio

                                 o     Seeking higher potential returns than
                                       provided by money market funds

                                 o Willing to accept the risks of price and income fluctuations

                                 o     Investing short-term reserves

                              The Core Plus Fixed Income Fund will not be appropriate for anyone:

                                 o     Investing emergency reserves

                                 o     Seeking safety of principal

                              OVERSEAS EQUITY FUND AND OPPORTUNITY FUND

                              Consider investing in the Overseas Equity Fund or Opportunity Fund if you are:

                                 o     Seeking a long-term goal such as
                                       retirement

                                 o Looking to add a growth component to your investment portfolio

                                 o     Willing to accept higher risks of
                                       investing in the stock market in exchange for potentially higher long-term returns

                              The overseas equity fund and opportunity fund will not be appropriate for anyone:

                                 o     Seeking monthly income

                                 o Pursuing a short-term goal or investing emergency reserves

                                 o     Seeking safety of principal

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                              HSBC INVESTOR CORE PLUS FIXED INCOME FUND

INVESTMENT OBJECTIVE          The investment objective of the Core Plus Fixed
                              Income Fund is to maximize total return, consistent with reasonable risk. The "total return" sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL INVESTMENT          The Fund seeks to achieve its investment
STRATEGIES                    objective by investing all of its assets in the
                              HSBC Investor Core Plus Fixed Income Portfolio
                              (the "Portfolio"), which has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the
                              Core Plus Fixed Income Fund or "feeder fund") is investing all its assets in a second fund (the
                              Portfolio or "master fund"). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself.
                              The Fund is currently not contemplating such a move.


                              Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities, such as U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed securities, and similar securities issued by foreign governments and corporations. The Portfolio invests primarily in investment grade debt securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also invest in preferred stocks and convertible securities. The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years. Halbis Capital Management serves as the Portfolio's Sub-adviser.


PRINCIPAL INVESTMENT          MARKET RISK: The Fund's performance per share will
RISKS                         change daily based on many factors, including the
                              quality of the instruments in the Portfolio's investment portfolio, national and international economic conditions and general market conditions.
                              You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              CREDIT RISK: The Fund could lose money if the issuer of a fixed income security owned by the Portfolio defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Portfolio to sell.

                              INTEREST RATE RISK: Changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. If interest rates rise, the value of the Portfolio's investments may fall.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                              FOREIGN INVESTMENT RISK: The Portfolio's investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international, political and economic conditions, fluctuations in currency exchange rates, and lack of adequate company information.

                              DERIVATIVES/LEVERAGE RISK: The Portfolio may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve its investment objective. The Portfolio intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income securities, but may also do so to enhance return when the Adviser believes the investment will assist the Portfolio in achieving its investment objectives. Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Portfolio's investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              HIGH YIELD ("JUNK BONDS") RISK: The Portfolio may invest in high-yield securities, which are subject to higher credit risks and are less liquid than other fixed income securities. The Fund could lose money if the Portfolio is unable to dispose of these investments at an appropriate time.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

The bar chart on this page shows the annual returns of the HSBC Advisor Trust's Core Plus Fixed Income Fund and how its performance has varied from year to year. No performance information is presented for Class I Shares of the Fund because it had not commenced operations during the periods shown. The HSBC Advisor Trust's Core Plus Fixed Income Fund was reorganized into the Fund's Class I Shares and ceased operations on. Prior to that time, the Core Plus Fixed Income Fund invested all of its assets in the Portfolio, the same master portfolio in which the Fund invests all of its assets. The returns for Class I Shares of the Fund will differ from the returns of the HSBC Advisor Trust's Core Plus Fixed Income Fund shown in the bar chart because of differences in expenses of each class.

The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.


PERFORMANCE BAR CHART AND TABLE


      YEAR-BY-YEAR
      TOTAL RETURNS
      AS OF 12/31
      FOR  HSBC ADVISOR TRUST'S
      CORE PLUS FIXED INCOME FUND**

                             (PERFORMANCE BAR CHART)


8.27%   6.85%   -1.08%   11.22%   9.12%   8.56%   4.54%   4.26%   2.40%   6.99%

1997    1998    1999     2000     2001    2002    2003    2004    2005    2006


Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:    2Q        +3.85%
                 1997
Worst quarter:   2Q        -2.21%
                 2004


* The information presented reflects performance based on an anticipated reorganization.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------


The table below compares the HSBC Advisor Trust Core Plus Fixed Income Fund's performance over time to that of the Lehman Brothers U.S. Aggregate Bond Index, a unmanaged index which represents the U.S. investment grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), and the Lipper General Bond Funds Average, an unmanaged, equally weighted average composed of mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.


      AVERAGE ANNUAL
      TOTAL RETURNS (for
      the periods ended
      December 31, 2006)

                                                           INCEPTION                                     SINCE
                                                              DATE      1 YEAR    5 YEARS   10 YEARS   INCEPTION
                                                         -------------------------------------------------------
ADVISOR SHARES RETURN BEFORE TAXES                       Jan. 9, 1995     6.99%    5.33%     6.06%       6.96%
                                                         -------------------------------------------------------
ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS       Jan. 9, 1995     5.10%    3.36%     3.63%       4.41%
                                                         -------------------------------------------------------
ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND
SALES                                                    Jan. 9, 1995     4.48%    3.42%     3.68%       4.40%
                                                         -------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          --           4.33%    5.06%     6.24%       6.86%*
                                                         -------------------------------------------------------
LIPPER GENERAL BOND FUNDS AVERAGE                            --           6.32%    5.65%     5.39%       7.61%*
                                                         -------------------------------------------------------


*    Since January 31, 1995.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                              FEES AND EXPENSES(1)

As an investor in the HSBC Investor Core Plus Fixed Income Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES                                       CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              SHARES
Maximum sales charge (load) on purchases                               None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                   None
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount
  redeemed or exchanged)(2)                                            2.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                         CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                          SHARES

Management fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution (12b-1) fee                                               None
--------------------------------------------------------------------------------
Shareholder servicing fee                                              None
--------------------------------------------------------------------------------
Other expenses                                                         0.33%
--------------------------------------------------------------------------------
Total Fund operating expenses                                          0.80%
--------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(3)                             0.35%
--------------------------------------------------------------------------------
Net operating expense                                                  0.45%
--------------------------------------------------------------------------------


(1) The table reflects the combined fees and expenses of both the Core Plus Fixed Income Fund and the Core Plus Fixed Income Portfolio.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Redemption Fee' in this prospectus.


(3) The Adviser has entered into a written expense limitation agreement with the fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.45% for the Advisor Class shares. The expense limitation is contractual and shall be in effect until March 1, 2008.


                                EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


      o     $10,000 investment

      o     5% annual return

      o     no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                         1       3       5      10
                       YEAR    YEARS   YEARS   YEARS
CLASS I SHARES         $46     $220    $410    $957

* The Example reflects the combined fees and expenses of both the Core Plus Fixed Income Fund and the Core Plus Fixed Income Portfolio.

HSBC INVESTOR OVERSEAS EQUITY FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                               HSBC INVESTOR OVERSEAS EQUITY FUND

INVESTMENT OBJECTIVE           The investment objective of the Overseas Equity
                               Fund is to seek long-term growth of capital and future income.

PRINCIPAL INVESTMENT           The Fund seeks to achieve its investment
STRATEGIES                     objective by investing all of its assets in the
                               HSBC Investor International Equity Portfolio (the
                               "Portfolio"), which has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the
                               Overseas Equity Fund or "feeder fund") is investing all its assets in a second fund (the
                               Portfolio or "master fund"). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself.
                               The Fund is currently not contemplating such a move.

                               Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. The Fund may invest up to 20% of its assets in equity securities of companies in emerging markets.

                               AllianceBernstein Investment Research and
                               Management, the Portfolio's sub-adviser, uses a fundamental value-oriented approach in selecting investments for the Portfolio.

PRINCIPAL INVESTMENT           MARKET RISK: The Fund's performance per share
RISKS                          will change daily based on many factors,
                               including national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                               EQUITY RISK: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market prices of the Portfolio's investments increase or decrease.

                               FOREIGN INVESTMENT RISK: The Portfolio's investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors. Emerging market securities are subject to even greater price volatility than investments in other foreign securities because there is a greater risk of political or social upheaval in emerging markets. In addition, these investments are often less liquid and may be difficult to value accurately.

                               ISSUER RISK: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer's products and services.

                               DERIVATIVES RISK: The Portfolio may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. The Portfolio may do so only for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income securities. These investments could increase the Fund's price volatility or reduce the return on your investment.

HSBC INVESTOR OVERSEAS EQUITY FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

The bar chart on this page shows the annual returns of the HSBC Advisor Trust's International Equity Fund and how its performance has varied from year to year. No performance information is presented for Class I Shares of the Fund because it had not commenced operations during the periods shown.

The HSBC Advisor Trust's International Equity Fund was reorganized into the
Fund's Class I Shares and ceased operations on      . Prior to that time, the
HSBC Advisor Trust's International Equity Fund invested all of its assets in the Portfolio, the same master portfolio in which the Fund invests all of its assets. The returns for Class I Shares of the Fund will differ from the returns of the International Equity Fund's Advisor Class shown in the bar chart because of differences in expenses of each class.

The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

PERFORMANCE BAR CHART AND TABLE*

      YEAR-BY-YEAR
      TOTAL RETURNS
      AS OF 12/31
      FOR ADVISOR SHARES

                             (PERFORMANCE BAR CHART)


7.71%  12.43%  71.01%  -19.65%  -17.47%  -18.37%  29.36%  23.72%  16.36%  31.19%

1997    1998    1999     2000     2001     2002    2003    2004    2005    2006


Of course, past performance does not indicate how the Fund will perform in the future.

   Best quarter:          4Q 1999   +30.85%
   Worst quarter:         2Q 2002   -21.76%

* The information presented reflects performance based on an anticipated reorganization.

HSBC INVESTOR OVERSEAS EQUITY FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------


The table below compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), which includes 1,600 companies in 21 countries representing the stock markets of Europe, Australia, New Zealand and the Far East, and the Lipper International Large-Cap Core Funds Average, an equally weighted average composed of mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.


      AVERAGE ANNUAL
      TOTAL RETURNS (for
      the periods ended
      December 31, 2006)

                                                       INCEPTION      1        5       10      SINCE
                                                          DATE       YEAR    YEARS   YEARS   INCEPTION
                                                     --------------------------------------------------
ADVISOR SHARES RETURN BEFORE TAXES                   Jan. 9, 1995   31.19%   14.80%  10.80%    11.32%
                                                     --------------------------------------------------
ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS   Jan. 9, 1995   29.26%   13.96%   9.67%    10.24%
                                                     --------------------------------------------------
ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                              Jan. 9, 1995   22.98%   12.79%   9.10%     9.64%
                                                     --------------------------------------------------
MSCI EAFE INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                        --        26.86%   15.43%   8.06%     8.24%
                                                     --------------------------------------------------
LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS AVERAGE         --        24.28%   12.31%   7.23%     8.09%
                                                     --------------------------------------------------


*     Since December 31, 1994.

HSBC INVESTOR OVERSEAS EQUITY FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                              FEES AND EXPENSES(1)

As an investor in the Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES                                        ADVISOR
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                SHARES
Maximum sales charge (load) on purchase                                    None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                       None
-------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount
  redeemed or exchanged)(2)                                                2.00%

ANNUAL FUND OPERATING EXPENSES                                          ADVISOR
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                            SHARES

Management fee                                                             0.67%
-------------------------------------------------------------------------------
Distribution (12b-1) fee                                                   None
-------------------------------------------------------------------------------
Shareholder servicing fee                                                  None
-------------------------------------------------------------------------------
Other operating expenses                                                   0.30%
-------------------------------------------------------------------------------
Total Fund operating expenses                                              0.97%
-------------------------------------------------------------------------------


(1) The table reflects the combined fees and expenses for both the Overseas Equity Fund and the International Equity Portfolio.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Redemption Fee' in this prospectus.

                                EXPENSE EXAMPLE*


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:


      o     $10,000 investment

      o     5% annual return

      o     no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                  1        3       5        10
                 YEAR    YEARS   YEARS    YEARS
CLASS I SHARES   $ 99    $ 309   $ 536   $ 1,190

* The Example reflects the combined fees and expenses of both the Overseas Equity Fund and the International Equity Portfolio.

HSBC INVESTOR OPPORTUNITY FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                              HSBC INVESTOR OPPORTUNITY FUND

INVESTMENT OBJECTIVE          The investment objective of the Opportunity Fund
                              is to seek long-term growth of capital.


PRINCIPAL INVESTMENT          The Fund seeks to achieve its investment objective
STRATEGIES                    by investing all of its assets in the HSBC
                              Investor Opportunity Portfolio (the "Portfolio"), which has a substantially similar investment objective as the Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the
                              Opportunity Fund or "feeder fund") is investing all its assets in a second fund (the Portfolio or "master fund"). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.

                              Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of small cap companies. The Portfolio may also invest in bonds, notes, commercial paper, U.S. Government securities, and foreign securities. Small cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500 Growth Index. The Portfolio may also invest in equity securities of larger, more established companies if they are expected to show increased earnings.


                              Westfield Capital Management Company, LLC, the Portfolio's sub-adviser, selects investments that it believes offer superior prospects for growth and are either:

                                    o     early in their cycle but which have
                                          the potential to become major
                                          enterprises, or

                                    o     are major enterprises whose rate of
                                          earnings growth are expected to
                                          accelerate because of special factors,
                                          such as rejuvenated management, new
                                          products, changes in consumer demand,
                                          or basic changes in the economic
                                          environment.

PRINCIPAL INVESTMENT          MARKET RISK: The Fund's performance per share will
RISKS                         change daily based on many factors, including
                              national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              EQUITY RISK: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of the Portfolio's investments increases or decreases.

                              SMALL COMPANY RISK: Because small cap growth companies have fewer financial resources than larger, well-established companies, investments in the Fund are subject to greater price volatility than investments in other equity funds that invest in larger, well-established companies, particularly during periods of economic uncertainty or downturns.

                              FOREIGN INVESTMENT RISK: The Portfolio's investments in foreign securities are riskier than its investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                              ISSUER RISK: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer's products and services.

HSBC INVESTOR OPPORTUNITY FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                              DERIVATIVES RISK: The Portfolio may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. The Portfolio intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing in equity or fixed income securities, but may also do so to enhance return when the Adviser believes the investment will assist the Portfolio in achieving its investment objectives. Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. If derivativess are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Portfolio's investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

HSBC INVESTOR OPPORTUNITY FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

The bar chart on this page shows the annual returns of the HSBC Advisor Trust's Opportunity Fund and how its performance has varied from year to year. No performance information is presented for Class I Shares of the Fund because it had not commenced operations during the periods shown. The HSBC Advisor Trust's Small Cap Equity Fund was reorganized into the Fund's Class I Shares and ceased operations on. Prior to that time, the HSBC Advisor Trust's Opportunity Fund invested all of its assets in the Portfolio, the same master portfolio in which the Fund invests all of its assets. The returns for Class I Shares of the Fund will differ from the returns of the HSBC Advisor Trust's Opportunity Fund shown in the bar chart because of differences in expenses of each class.

The bar chart assumes reinvestment of dividends and distributions.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

PERFORMANCE BAR CHART AND TABLE*

      YEAR-BY-YEAR
      TOTAL RETURNS
      AS OF 12/31 FOR ADVISOR
      SHARES OF THE HSBC ADVISOR TRUST'S
      SMALL CAP EQUITY FUND

                             (PERFORMANCE BAR CHART)


 22.76%  13.43%  48.20%  5.04%  -1.31%  -33.14%  39.21%  11.93%  12.99%  14.73%
  1997    1998    1999   2000    2001     2002    2003    2004    2005    2006


Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 1999   +46.70%
Worst quarter:   3Q 2001   -24.70%

* The information presented reflects performance based on an anticipated reorganization.

HSBC INVESTOR OPPORTUNITY FUND [LOGO]
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------


The table below compares the HSBC Advisor Trust's Opportunity Fund's performance over time with the Russell 2500 Growth Index, an index of the companies in the Russell 2500 Index (the 2500 smallest companies in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values, and the Lipper Mid Cap Growth Funds Average, an equally weighted average of funds within the Mid Cap Growth Fund category, adjusted for reinvestment of capital gains distributions and income dividends. The table assumes reinvestment of dividends and distributions. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.


      AVERAGE ANNUAL
      TOTAL RETURNS (for
      the periods ended
      December 31, 2006)


                                                        INCEPTION                                      SINCE
                                                          DATE         1 YEAR  5 YEARS    10 YEARS   INCEPTION
                                                       -------------------------------------------------------
ADVISOR SHARES RETURN BEFORE TAXES                     Sept. 3, 1996    14.73%  6.18%      11.19%     11.71%
                                                       -------------------------------------------------------
ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS     Sept. 3, 1996    11.82%  5.54%       9.13%      9.68%
                                                       -------------------------------------------------------
ADVISOR SHARES RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                                Sept. 3, 1996    12.78%  5.27%       8.78%      9.29%
                                                       -------------------------------------------------------
RUSSELL 2500 GROWTH INDEX (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                                     --         12.26%  7.62%       7.11%      7.50%*
                                                       -------------------------------------------------------
LIPPER MID CAP GROWTH FUND INDEX                             --          8.54%  5.88%       7.52%      7.79%*
--------------------------------------------------------------------------------------------------------------


*     Since August 31, 1996.

HSBC INVESTOR OPPORTUNITY FUND (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

                              FEES AND EXPENSES(1)

As an investor in the HSBC Investor Opportunity Fund, you may pay the following fees and expenses if you buy and hold Class I Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES                                        CLASS I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                               SHARES
Maximum sales charge (load) on purchase                                    None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                       None
-------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount
  redeemed or exchanged)(2)                                                2.00%
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES                                          CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                           SHARES
Management fee                                                             0.80%
-------------------------------------------------------------------------------
Distribution (12b-1) fee                                                   None
-------------------------------------------------------------------------------
Shareholder servicing fee                                                  None
-------------------------------------------------------------------------------
Other expenses(3)                                                          0.23%
-------------------------------------------------------------------------------
Total Fund operating expenses(3)                                           1.03%
-------------------------------------------------------------------------------

(1) The table reflects the combined fees for both the Opportunity Fund and the Opportunity Portfolio.


(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Redemption Fee' on page of this prospectus.


                                EXPENSE EXAMPLE*

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o   $10,000 investment

     o   5% annual return

     o   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                         1        3       5       10
                        YEAR    YEARS   YEARS   YEARS
ADVISOR SHARES          $105    $ 328   $ 569  $1,259

* The Example reflects the combined fees of both the Opportunity Fund and the Opportunity Portfolio.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (LOGO)
--------------------------------------------------------------------------------

                   HSBC INVESTOR CORE PLUS FIXED INCOME FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Core Plus Fixed Income Fund is to maximize total return, consistent with reasonable risk. The "total return" sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Core Plus Fixed Income Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities, such as U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed securities, and similar securities issued by foreign governments and corporations. The Portfolio may also invest in preferred stocks, convertible securities and high yield/high risk debt securities (sometimes referred to as 'junk bonds').

The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years.

Duration refers to the range within which the modified duration of a Fund portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

Consistent with the investment objective of the Fund, the Portfolio:

      o will normally invest at least 80% of its net assets in investment grade fixed income securities, such as U.S. government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities, obligations of foreign governments or international entities, and foreign currency exchange-related securities.

      o may invest up to 30% of its total assets in securities denominated in foreign currencies (including, to a limited extent, those in emerging markets), and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

      o may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

      o may lend securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

      o may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

      o may invest up to 25% of its assets in high yield/high risk securities.

      o     may invest in floating and variable rate instruments.

      o may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

      o may invest in debt obligations of commercial banks and savings and loan associations. These instruments would include certificates of deposit, time deposits, and bankers' acceptances.

      o may purchase and sell securities on a when-issued or forward commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.


The Sub-adviser selects securities for the Portfolio based on various factors, including the outlook for the economy and anticipated changes in interest rates and inflation. The Sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (LOGO)
--------------------------------------------------------------------------------

                       HSBC INVESTOR OVERSEAS EQUITY FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Overseas Equity Fund is to seek long-term growth of capital and future income. The Fund seeks to achieve its investment objective by investing all of its assets in the International Equity Portfolio, which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.

The approach to investing of AllianceBerstein Investment Research and Management, the Portfolio's investment sub-adviser, relies on extensive field research and direct company contact. It is a fundamental value-oriented approach that attempts to identify the difference between the underlying value of a company and the price of its security in the market.

Consistent with the investment objective of the Fund, the Portfolio:

      o will normally invest at least 80% of its net assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations.

      o may invest up to 20% of its assets in equity securities of companies in emerging markets.

      o intends to have at least three different countries other than the United States represented in its portfolio and intends to invest primarily in companies with large market capitalizations.

      o may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.

      o may invest in derivative instruments, including, but not limited to, foreign currency futures contracts and options on foreign currencies and foreign currency futures.

      o may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

      o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

      o may purchase and sell securities on a "when-issued" basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.


Investments will be sold if they no longer meet the Portfolio's criteria for investment.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (LOGO)
--------------------------------------------------------------------------------

                         HSBC INVESTOR OPPORTUNITY FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY


The investment objective of the Opportunity Fund is to seek long-term growth of capital. The Funds seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Opportunity Portfolio, which has the same investment objective as the Fund.


Under normal market conditions, the Portfolio will invest at least 80% of its net assets in equity securities of small cap companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. Westfield Capital Management Company, LLC, the Portfolio's investment sub-adviser, selects investments that it believes offer superior prospects for growth and are either:

      o early in their cycle but which have the potential to become major enterprises, or

      o are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The sub-adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfoio. Securities are selected based upon fundamental analysis of a company's cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors.

Consistent with the Fund's investment objective, the Portfolio:

      o will normally invest at least 80% of its net assets in small-cap equity securities. The Portfolio will generally focus on small cap emerging growth companies that are early in their life cycle. Small cap companies are defined by the investment sub-adviser as those companies with market capitalizations within the range of market capitalizations of companies represented in the Russell 2500 Growth Index (as of January 31, 2006, between 26 million and 12.7 billion). This index is a widely recognized, unmanaged index of small cap common stock prices. The investment sub-adviser would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

      o may invest in larger more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

      o     may invest up to 20% of its assets in foreign securities.

      o will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

      o may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities.

      o may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures.

      o may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

      o may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

      o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.


Investments will be sold if they no longer meet the Portfolio's criteria for investment.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (LOGO)
--------------------------------------------------------------------------------

GENERAL RISK FACTORS: ALL FUNDS

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Generally, each Fund and its corresponding Portfolio will be subject to the following risks:


      o MARKET RISK. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, with respect to equity securities, large cap stocks can react differently from small cap or mid-cap stocks, and 'growth' stocks can react differently from 'value' stocks.


      o FIXED INCOME SECURITIES: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund or Portfolio. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

      o CREDIT RISKS: A Fund could lose money if the issuer of a fixed income security owned by the Fund or Portfolio is unable to meet its financial obligations.

      o DERIVATIVES: A Fund may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or 'derived' from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and 'when-issued' securities. There are, in fact, many different types of derivative securities and many different ways to use them.

            The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent a Fund from selling unfavorable positions, which could result in adverse consequences.

            Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Portfolio's investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, LEVERAGE RISK will apply.

            The SAI contains detailed descriptions of the derivative securities in which each Fund may invest and a discussion of the risks associated with each security. To request a Statement of Additional Information, please refer to the back cover of this prospectus.

      o LEVERAGE RISK: Certain transactions give rise to a form of leverage. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (LOGO)
--------------------------------------------------------------------------------

            leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities.

      o LIQUIDITY RISK/ILLIQUID SECURITIES: Each Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Funds (or their underlying Portfolios) will not invest more than 15% of their net assets in securities deemed to be illiquid. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

      o PORTFOLIO TURNOVER. Each Fund or its corresponding Portfolio is actively managed and, in some cases the Fund's or the Portfolio's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect a Fund's performance.

      o TEMPORARY DEFENSIVE POSITIONS. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Adviser's opinion, are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

      o RETURNS ARE NOT GUARANTEED: An investment in a Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


SPECIFIC RISK FACTORS: FOREIGN SECURITIES
(ALL FUNDS)


Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, and a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

SPECIFIC RISK FACTORS: LENDING OF PORTFOLIO SECURITIES (ALL FUNDS)

In order to generate additional income, the Funds may lend portfolio securities to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

SPECIFIC RISK FACTORS: REPURCHASE AGREEMENTS (ALL FUNDS)

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (LOGO)
--------------------------------------------------------------------------------


SPECIFIC RISK FACTORS: HIGH YIELD/HIGH RISK SECURITIES
(ALL FUNDS)


High yield/high risk securities ("junk bonds") may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield/high risk securities defaults, the Fund or Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely effect and cause large fluctuations in the daily net asset value of the Funds. Bonds rated below investment grade are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of high yield, high risk bonds, more senior debt holders (such as bank loans and investment grade bonds) will likely be paid a greater portion of the total outstanding debt owed by the issuer. Because investing in bonds rated below investment grade involves greater investment risk, achieving the Fund's investment objective will depend more on the portfolio manager's analysis than would be the case if the Fund were investing in higher-quality bonds.

Except where a minimum rating or credit quality is specified, there is no minimum limit on the rating or credit quality for a Fund's investments in high yield securities ("junk bonds"). In such cases a Fund may invest in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency). Such investments are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund pursues capital appreciation through investment in distressed securities, the Fund's ability to achieve current income for shareholders may be diminished.

SPECIFIC RISK FACTORS: 'WHEN-ISSUED' SECURITIES
(CORE PLUS FIXED INCOME FUND AND OVERSEAS EQUITY FUND)

The price and yield of securities purchased on a "when-issued" basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a "when-issued" transaction fails to deliver or pay for the security. In addition, purchasing securities on a 'when-issued' basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" security may have a lesser (or greater) value at the time of settlement than the Fund's or Portfolio's payment obligation with respect to that security.

SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES
(CORE PLUS FIXED INCOME FUND AND OPPORTUNITY FUND)

Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

SPECIFIC RISK FACTORS: SWAPS
(CORE PLUS FIXED INCOME FUND)

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund or Portfolio

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (LOGO)
--------------------------------------------------------------------------------

may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

SPECIFIC RISK FACTORS: CAPITALIZATION RISK
(OPPORTUNITY FUND)

Capitalization risk is the risk customarily associated with investments in smaller capitalization companies due to limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

SPECIFIC RISK FACTORS: EXPOSURE TO TECHNOLOGY-RELATED RISKS
(OPPORTUNITY FUND)

The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While each Fund does not as matter of investment strategy seek to invest disproportionately in such securities, the value of each Fund's investments may be impacted by developments affecting technology and technology-related stocks generally.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI and on the Funds' website at www.investorfunds.us.hsbc.com. To request a copy of the Funds' SAI, please refer to the back cover of this prospectus.

FUND MANAGEMENT (LOGO)
--------------------------------------------------------------------------------


                     THE INVESTMENT ADVISER AND SUB-ADVISERS

HSBC Asset Management (USA) Inc. (the "Adviser"), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds and underlying Portfolios, pursuant to investment advisory contracts with HSBC Investor Portfolios ("Portfolio Trust"). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, National Association, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively "HSBC"). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. For the period ending December 31, 2006, HSBC managed approximately $11 billion in the HSBC Investor Family of Funds.


The Trust and the Adviser have received an exemptive order from The Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval.

Subject to the terms of the exemptive order, the each of the Portfolios listed in this prospectus may currently hire and/or terminate sub-advisers without shareholder approval.

The following companies serve as investment sub-advisers of the Funds or Portfolios indicated below. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer the Fund's or Portfolio's investment program.


OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO): The AllianceBernstein Investment Research and Management ("AllianceBernstein"), located at 1345 Avenue of the Americas, New York, NY 10105, serves as sub-adviser to the International Equity Portfolio. AllianceBernstein is a unit of Alliance Capital Management L.P. ("Alliance"). AllianceBernstein, which was founded as Sanford C. Bernstein & Co., Inc., a registered investment advisor and broker/dealer, was acquired by Alliance in October 2000 and has managed value-oriented investment portfolios since 1967. As of December 31, 2006, Alliance had approximately $716.9 billion in assets under management, representing 78,138 accounts.

OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO): Westfield Capital Management, LLC ("Westfield"), a subsidiary of Boston Private Financial Holdings, was founded in 1989 and specializes in growth portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2006, Westfield had $10 billion in assets under management, representing approximately 542 accounts.

Core Plus Fixed Income Portfolio: Halbis Capital Management (USA) Inc. ('Halbis'), 452 Fifth Avenue, New York, New York 10018, is the sub-adviser for each of the Funds (or Portfolios) pursuant to investment sub-advisory contracts with the Adviser. Halbis is a wholly owned subsidiary of HSBC Halbis Partners
(UK) Limited and is an affiliate of the Adviser. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers each Fund's investment program.


For these advisory and management services, during the last fiscal year the Funds or Portfolios paid a management fee as follows:


                                  PERCENTAGE OF
                               AVERAGE NET ASSETS
                              FOR FISCAL YEAR ENDED
                                    10/31/06
                              ---------------------
Core Plus Fixed Income Fund           0.47%
                              ---------------------
Overseas Equity Fund                  0.67%
                              ---------------------
Opportunity Fund                      0.80%
---------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and/or sub-advisory agreements is available, or will be available, for the Funds in their shareholder reports. For the HSBC Investor Funds that commenced operations prior to the close of the relevant period, the discussion is available in the April 30, 2006 semi-annual report, and/or will be available in the April 30, 2007 semi-annual report.

FUND MANAGEMENT (LOGO)
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (CORE PLUS FIXED INCOME PORTFOLIO):


      Halbis' fixed income management team is responsible for the day-to-day portfolio management of the Portfolio listed above. The team members are Suzanne Moran and Jeffrey Klein.

o Suzanne Moran, Managing Director of Halbis, Head of Structured Bond Management and Co-Head of US Fixed Income. Ms. Moran joined Halbis in July 2005 to co-lead the US Fixed Income Team. She is also the head of investment policy for short duration portfolios and US structured bond management. Prior to joining Halbis, she spent 10 years at Credit Suisse Asset Management (CSAM), where she most recently headed the investment policy for over $30 billion in short duration and money market strategies globally. During her tenure, Ms. Moran headed securitized debt, was responsible for the trading desk and developed investment strategy for global bonds. Prior to CSAM, she was a fixed income analyst at Credit Suisse First Boston.

o Jeffrey Klein, Managing Director of Halbis, Head of Credit and Co-Head of US Fixed Income. Mr. Klein joined Halbis in March 2005 to co-lead the US Fixed Income Team. He is also head of credit management. Prior to joining Halbis, he was a portfolio manager and shareholder at Dodge & Cox where he served as credit strategist and head of corporate bond trading. He worked at Dodge & Cox from 1992-2004. Mr. Klein earned his BA from Columbia University in 1991. He is a Chartered Financial Analyst.


HSBC INVESTOR OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO):

      The management of and investment decisions for the International Equity Portfolio are made by the Global Value Investment Policy Group of AllianceBernstein. No one person is principally responsible for making recommendations for the Fund's portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Henry D'Auria and Giulio Martini.

      o Ms. Fay is CIO of Global Value equities for AllianceBernstein, and has oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. She also serves on the AllianceBernstein's Executive Committee. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Ms. Fay joined AllianceBernstein in 1990 as a research analyst in investment management, following the airline, lodging, trucking and retail industries. Before joining AllianceBernstein, Ms. Fay served as director of research at Bernard
            L. Madoff. She earned a BA from Brown University and an MBA from Harvard University.

      o Mr. Simms is co-CIO of International Value equities for AllianceBernstein in addition to his role as director of research of Global and International Value equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research of Emerging Markets Value equities. He joined AllianceBernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with PriceWaterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

      o Mr. Martini is the head of the newly created Quantitative Strategies Team within AllianceBernstein's Value-Equities unit. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on US research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston

FUND MANAGEMENT (LOGO)
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS
                                    CONTINUED

            University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University.

      o Mr. D'Auria is co-CIO of International Value equities of AllianceBernstein as well as CIO of Emerging Markets Value equities. Mr. D'Auria was one of the chief architects of AllianceBernstein's global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research of Small Cap Value equities and director of research of Emerging Markets Value equities. Mr. D'Auria joined the firm in 1991 as a research analyst covering consumer and natural gas companies, and he later covered the financial services industry. Before coming to AllianceBernstein, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College and is a Chartered Financial Analyst.


HSBC INVESTOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO):

      Investment decisions for the Opportunity Portfolio are made by consensus of the Investment Committee of Westfield Capital Management Company, LLC, which consists of Westfield's securities analysts and the primary portfolio management team members listed below. While each member of the Westfield Investment Committee has input into the investment process and overall product portfolio construction, investment decisions are made under the supervision of William A. Muggia as chief investment officer.


      o Aurthur J. Bauernfeind, Chairman, is Chief Executive Officer of Westfield. Mr. Bauernfeind covers Energy, Financials and Industrials. Since joining Westfield in 1990, Mr. Bauernfeind has held the positions of President, Chief Operating Officer and Investment Strategist. Prior to Westfield, Mr. Bauernfeind spent 11 years at Loomis Sayles & Co. He has 43 years of investment experience. Mr. Bauernfeind earned an MBA from University of Kentucky and a BA from Murray State University.

      o William A. Muggia, President, is Chief Investment Officer of Westfield covering Healthcare and Energy Sectors. Mr. Muggia has been at Westfield since 1994 and has been Chief Investment officer since 2002. Prior to Westfield, Mr. Muggia spent two years at Alex Brown & Sons and seven years at Kidder Peabody & Co. He has 23 years of investment experience. Mr. Muggia earned his MBA degree from Harvard Business School and received a BA from Middlebury College.

      o Ethan J. Meyers, Senior Vice President of Westfield, covers the Financials Sector and the Consumer Services Industry. Mr. Meyers joined Westfield in 1999. Prior to Westfield, he spent three years at Johnson Rice & Company LLC. He has 10 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University.

      o Scott R. Emerman, Senior Security Analyst of Westfield, covers the Consumer Discretionary and Consumer Staples Sectors. Mr. Emerman joined Westfield in 2002. Prior to Westfield, he spent 5 years at Morgan Stanley Dean Witter and 6 years at Dean Witter Reynolds. He has 15 years of investment experience. Mr. Emerman earned his BS from Lehigh University.


Additional information about the Portfolio Managers' compensation, other accounts managed by these individuals, and their ownership of securities in the Fund or Funds they manage is available in the SAI.

FUND MANAGEMENT (LOGO)
--------------------------------------------------------------------------------

              THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser also serves as the Trust's administrator (the "Administrator"), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the 'Sub-administrator'). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services Limited Partnership ("BISYS LP") serves as the distributor (the "Distributor") of the Funds' shares. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

                           THE TWO-TIER FUND STRUCTURE


The Core Plus Fixed Income Fund, Overseas Equity Fund and the Opportunity Fund each seeks to achieve its investment objective by investing all of the Fund's investable assets in a corresponding series of a separate open-end investment company that has the same investment objective as the respective Fund. The underlying series of HSBC Investor Portfolios are the HSBC Investor Core Plus Fixed Income Portfolio, HSBC Investor International Equity Portfolio and the HSBC Investor Opportunity Portfolio, respectively. This is referred to as a "master/feeder" arrangement because one fund (the "feeder" fund) "feeds" its assets into another fund (the "master fund"). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a Portfolio (a "master fund"), operating expenses may increase, thereby producing lower returns for investors in the Funds ("feeder funds"). Additionally, the Portfolio may become less diverse, resulting in increased portfolio operating expenses.


Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objective of each Fund and Portfolio may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                             PRICING OF FUND SHARES

--------------------------------------------------------------------------------
HOW NAV IS CALCULATED

The NAV is calculated by dividing the total value of a Fund's investments and other assets attributable to a class of shares, less any liabilities attributable to that class, by the number of outstanding shares of that class:

                                      NAV =
                           Total Assets - Liabilities
                                Number of Shares
                                   Outstanding
--------------------------------------------------------------------------------

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

THE INCOME FUNDS AND EQUITY FUNDS

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. The Core Plus Fixed Income Fund will be closed on Columbus Day and Veterans Day.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.

FAIR VALUE PRICING POLICIES

A Fund or Portfolio will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust's behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each authorized dealer's or selling agent's agreement with HSBC Investor Trust or the Distributor allows those orders to be executed at the closing share price determined on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines it NAV.
--------------------------------------------------------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc. please send your request to the address below.

HSBC Securities Mutual Funds
452 Fifth Avenue -- 2nd Floor
New York, NY 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                      PURCHASING AND ADDING TO YOUR SHARES
                                    CONTINUED

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers' checks and credit card convenience checks are not accepted. [Bank starter checks will not be accepted for initial purchases.]

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it Minimum considers it in the best interest of the Fund and its Initial Minimum shareholders.

                                                         MINIMUM
                                                         INITIAL      MINIMUM
                                                        INVESTMENT   SUBSEQUENT

ACCOUNT TYPE

CLASS I SHARES

Regular
(non-retirement)                                        $5,000,000*      N/A

* HSBC clients that maintain an investment management account are not subject to the minimum initial investment requirements.

--------------------------------------------------------------------------------
AVOID 28% TAX WITHHOLDING

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you or the Funds have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

--------------------------------------------------------------------------------
INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make your check payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

3.    Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investments:

1.    Use the investment slip attached to your account statement.

      Or, if unavailable,

2.    Include the following information in writing:

      o     Fund name

      o     Share class

      o     Amount invested

      o     Account name

      o     Account number

3.    Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                      PURCHASING AND ADDING TO YOUR SHARES
                                    CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. YOUR BANK OR BROKER MAY CHARGE FOR THIS SERVICE.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

      o     Your bank name, address and account number

      o     The amount you wish to invest automatically (minimum $25)

      o How often you want to invest (every month, 4 times a year, twice a year or once a year)

      o     Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

CUSTOMER IDENTIFICATION INFORMATION

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                      PURCHASING AND ADDING TO YOUR SHARES
                                    CONTINUED

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

MARKET TIMING

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders.

To deter market timing, the Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the HSBC Investor Money Market Funds. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under "Shareholder Information -- Redemption Fees." As a further deterrent to excessive trading, many foreign securities held by the International Equity Portfolio are priced by an independent pricing service using fair valuation. For more information on fair valuation, see "Pricing of Fund Shares -- Fair Value Pricing Policies."

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive or abusive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that it will succeed in doing so. Certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                               SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "Selling Your Shares."

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through you financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

      1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "Selling Your Shares -- Verifying Telephone Redemptions")

BY MAIL OR OVERNIGHT SERVICE

(See "Selling Your Shares--Redemptions in Writing Required")

      1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

            o     your Fund and account number

            o     amount you wish to redeem

            o     address where your check should be sent

            o     account owner signature

      2.    Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio
            43218-2845.

WIRE TRANSFER

You must select this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                               SELLING YOUR SHARES
                                    CONTINUED

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

      o Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

      o     Include a voided personal check.

      o Your account must have a value of $10,000 or more to start withdrawals.

      o If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.    Redemptions by Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include any of the following:

      o     Your account address has changed within the last 15 business days;

      o     The check is not being mailed to the address on your account;

      o     The check is not being made payable to the owner of the account;

      o The redemption proceeds are being transferred to another Fund account with a different registration; or

      o The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds' transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

REDEMPTION FEE

The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                               SELLING YOUR SHARES
                                    CONTINUED

longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

DELAY IN PAYMENT OF REDEMPTION PROCEEDS

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

REDEMPTION PROCEEDS

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

SUSPENSION OF REDEMPTIONS

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.


UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.


DISTRIBUTION ARRANGEMENTS/SALES CHARGES

There is no sales charge on purchases of Class Y Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Class Y Shares.


DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund's shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                             EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges'). [The Trust Shares of the HSBC Investor Mid- Cap Fund are eligible for exchange into the HSBC Investor Funds Class I Shares.] No transaction fees are charged for exchanges. You should note, however, that the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the
redemption fee, see "Redemption Fee" on page   .

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

      o     Your name and telephone number

      o     The exact name on your account and account number

      o     Taxpayer identification number (usually your social security number)

      o     Dollar value or number of shares to be exchanged

      o     The name of the Fund from which the exchange is to be made

      o     The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the prospectus carefully of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------
All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

--------------------------------------------------------------------------------

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

      o A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

      o Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

      o Dividends on the Core Plus Fixed Income Fund are paid monthly. Dividends on the Overseas Equity Fund are paid annually. Dividends on the Opportunity Fund are paid semi-annually. Capital gains for each Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

      o Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

      o Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do no apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

      o In most cases, dividends from the Core Plus Fixed Income Fund are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at the ordinary income tax rate applicable to the taxpayer.

      o A portion of any tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation's adjusted current earnings) for purposes of the federal and/or state alternative minimum tax. The federal alternative minimum tax is a different method of determining income tax to ensure that taxpayers, who under the ordinary method of computing federal income tax would be entitled to large deductions, pay at least a minimum amount of tax. If a taxpayer's alternative minimum tax exceeds the taxpayer's ordinary tax liability, the excess amount of alternative minimum tax must be paid in addition to the taxpayer's ordinary tax liability. Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

      o Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

SHAREHOLDER INFORMATION (LOGO)
--------------------------------------------------------------------------------

      o There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

      o Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

      o You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock, and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

      o If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even thought it may actually be a return of a portion of your investment. This is known as 'buying a dividend.'

      o As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you or the Fund have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

      o Foreign shareholders may be subject to special withholding requirements.

      o If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

FINANCIAL HIGHLIGHTS (LOGO)
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance for the past five years, or, if shorter, the period of each Series of Advisor Funds Trust operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions for the indicated periods). This information has been derived from information audited by KPMG LLP, whose report, along with the funds' financial statements, are incorporated herein by reference and included in the funds' annual report, which is available upon request.


                    HSBC INVESTOR CORE PLUS FIXED INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).

                                           INVESTMENT ACTIVITIES                             DIVIDENDS
                             -------------------------------------------------  -----------------------------------
                                                     NET REALIZED                               NET
                                                         AND                                  REALIZED
                                                      UNREALIZED                               GAINS
                                                    GAINS (LOSSES)                              FROM
                             NET ASSET                   FROM                               INVESTMENTS
                               VALUE,       NET       INVESTMENT    TOTAL FROM     NET          AND
                             BEGINNING  INVESTMENT   AND FUTURES    INVESTMENT  INVESTMENT    FUTURES       TOTAL
                             OF PERIOD    INCOME     TRANSACTIONS   ACTIVITIES    INCOME    TRANSACTIONS  DIVIDENDS
-------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002   $10.81       0.55         (0.14)         0.41       (0.59)          --       (0.59)
Year ended October 31, 2003    10.63       0.41          0.19          0.60       (0.50)          --       (0.50)
Year ended October 31, 2004    10.73       0.45          0.12          0.57       (0.45)          --       (0.45)
Year ended October 31, 2005    10.85       0.44         (0.27)         0.17       (0.47)          --       (0.47)
Year ended October 31, 2006    10.55       0.53          0.02          0.55       (0.51)       (0.46)      (0.97)

                                                                    RATIOS/SUPPLEMENTARY DATA
                                                    -------------------------------------------------------------
                                                                             RATIO OF
                                                                               NET
                               NET                     NET      RATIO OF    INVESTMENT
                               ASSET                ASSETS AT  EXPENSES TO   INCOME TO    RATIO OF
                              VALUE,                  END OF     AVERAGE      AVERAGE    EXPENSES TO
                              END OF      TOTAL       PERIOD       NET         NET       AVERAGE NET   PORTFOLIO
                              PERIOD     RETURN(b)   (000'S)    ASSETS(c)    ASSETS(c)  ASSETS(c)(d)  TURNOVER(e)
-------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002   $10.63     3.94%      $284,841     0.56%        5.06%       0.56%          77.82%
Year ended October 31, 2003    10.73     5.71%       110,968     0.56%        4.30%       0.56%          70.91%
Year ended October 31, 2004    10.85     5.46%       109,518     0.64%        4.20%       0.64%          34.88%
Year ended October 31, 2005    10.55     1.55%(f)     89,743     0.52%(f)     4.15%(f)    0.52%(f)      176.60%
Year ended October 31, 2006    10.13     5.56%        80,976     0.56%        5.05%       0.80%         273.91%

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Core Plus Fixed Income Portfolio.

(b) Not Annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(f) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.11% for the Advisor Shares.

FINANCIAL HIGHLIGHTS (LOGO)
--------------------------------------------------------------------------------


                     HSBC INVESTOR INTERNATIONAL EQUITY FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).

                                                INVESTMENT ACTIVITIES                         DIVIDENDS
                                     -----------------------------------------  -----------------------------------
                                                     NET REALIZED
                                                          AND
                                                      UNREALIZED
                                                    GAINS (LOSSES)                          NET REALIZED
                                                         FROM                                GAINS FROM
                             NET ASSET                INVESTMENT                             INVESTMENT
                               VALUE,      NET       AND FOREIGN    TOTAL FROM      NET      AND FOREIGN
                             BEGINNING  INVESTMENT    CURRENCY      INVESTMENT  INVESTMENT    CURRENCY      TOTAL
                             OF PERIOD    INCOME    TRANSACTIONS    ACTIVITIES    INCOME    TRANSACTIONS  DIVIDENDS
-------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002    $12.56        0.09       (1.73)         (1.64)      (0.19)           --      (0.19)
Year ended October 31, 2003     10.73        0.20        2.02           2.22       (0.19)           --      (0.19)
Year ended October 31, 2004     12.76        0.18        2.32           2.50       (0.39)           --      (0.39)
Year ended October 31, 2005     14.87        0.31        2.59           2.90       (0.23)           --      (0.23)
Year ended October 31, 2006     17.54        0.38        5.14           5.52       (0.36)        (0.60)     (0.96)
-------------------------------------------------------------------------------------------------------------------

                                                                RATIOS/SUPPLEMENTARY DATA
                                                -------------------------------------------------------------
                                                                         RATIO OF
                                                                           NET
                              NET                  NET       RATIO OF   INVESTMENT
                             ASSET              ASSETS AT    EXPENSES   INCOME TO     RATIO OF
                             VALUE,               END OF    TO AVERAGE   AVERAGE    EXPENSES TO
                             END OF    TOTAL     PERIOD        NET         NET      AVERAGE NET   PORTFOLIO
                             PERIOD  RETURN(b)   (000'S)     ASSETS(c)   ASSETS(c)  ASSETS(c)(d)  TURNOVER(e)
-------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002  $10.73   (13.32)%   $194,704     0.99%       0.70%        0.99%          31.63%
Year ended October 31, 2003   12.76    21.03 %    123,658     1.07%       1.16%        1.07%          68.51%
Year ended October 31, 2004   14.87    20.06 %    148,317     1.05%       1.39%        1.05%         106.11%
Year ended October 31, 2005   17.54    19.69 %    193,144     0.92%       2.01%        0.92%          31.32%
Year ended October 31, 2006   22.10    32.70 %    283,749     0.97%       2.02%        0.97%          33.39%
-------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expense assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor International Equity Portfolio.

(b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its inevitable assets.

FINANCIAL HIGHLIGHTS (LOGO)
--------------------------------------------------------------------------------


                         HSBC INVESTOR OPPORTUNITY FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED(a).

                                                     INVESTMENT ACTIVITIES                    DIVIDENDS
                                           ----------------------------------------   ------------------------
                                                         NET REALIZED
                                                              AND
                                                          UNREALIZED
                               NET ASSET                GAINS (LOSSES)                NET REALIZED
                                VALUE,        NET           FROM         TOTAL FROM    GAINS FROM
                              BEGINNING    INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT      TOTAL
                               OF PERIOD      LOSS       TRANSACTIONS    ACTIVITIES   TRANSACTIONS   DIVIDENDS
---------------------------   --------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002     $11.32       (0.09)         (1.96)         (2.05)          --            --
Year ended October 31, 2003       9.27       (0.06)          3.15           3.09           --            --
Year ended October 31, 2004      12.36       (0.08)          0.79           0.71           --            --
Year ended October 31, 2005      13.07       (0.10)          1.97           1.87           --            --
Year ended October 31, 2006      14.94       (0.09)          2.93           2.84        (0.50)        (0.50)
--------------------------------------------------------------------------------------------------------------

                                                                         RATIOS/SUPPLEMENTARY DATA
                                                    -------------------------------------------------------------------
                               NET                     NET                    RATIO OF NET
                              ASSET                 ASSETS AT    RATIO OF      INVESTMENT      RATIO OF
                              VALUE,                 END OF     EXPENSES TO     LOSS TO      EXPENSES TO
                              END OF     TOTAL       PERIOD     AVERAGE NET   AVERAGE NET    AVERAGE NET     PORTFOLIO
                              PERIOD   RETURN(b)     (000'S)     ASSETS(c)     ASSETS(c)     ASSETS(c)(d)   TURNOVER(e)
-----------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
Year ended October 31, 2002   $ 9.27   (18.11)%      $190,686     1.07%        (0.87)%         1.07%         103.90%
Year ended October 31, 2003    12.36    33.33%        326,072     1.01%        (0.72)%         1.01%         152.05%
Year ended October 31, 2004    13.07     5.74%        279,669     0.98%        (0.62)%         0.98%          81.75%
Year ended October 31, 2005    14.94    14.31%(f)     177,519     0.94%(f)     (0.54)%(f)      0.94%(f)       63.95%
Year ended October 31, 2006    17.28    19.40%        192,124     1.03%        (0.51)%         1.03%          60.83%
-----------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expense assuming inclusion of the Fund's proportionate share of the income and expenses of the HSBC Investor Opportunity Portfolio.

(b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(f) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return was 0.04% for the Advisor Shares.

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMIANNUAL REPORTS:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI AND PROSPECTUSES OF OTHER FUNDS IN THE HSBC INVESTOR FAMILY OF FUNDS FROM THE FUNDS' WEBSITE AT WWW.INVESTORFUNDS.US.HSBC.COM. YOU CAN ALSO OBTAIN THESE ITEMS OR REQUEST OTHER INFORMATION, AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THROUGH WHICH SHARES OF THE FUNDS MAY BE PURCHASED OR SOLD, OR CONTACT THE FUNDS AT:

                           HSBC INVESTOR FUNDS
                           P.O. BOX 182845
                           COLUMBUS, OHIO 43218-2845
                           TELEPHONE: 1-800-782-8183

You can review the Funds' annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:

o For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

o     Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file nos. 811-4782, 811-7583.

[INSERT SKU CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR FUNDS
-------------------
HSBC INVESTOR CORE FIXED INCOME FUND
HSBC INVESTOR CORE PLUS FIXED INCOME FUND
HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)
HSBC INVESTOR GLOBAL FIXED INCOME FUND
HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
HSBC INVESTOR GROWTH FUND
HSBC INVESTOR GROWTH AND INCOME FUND
HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
HSBC INVESTOR MID-CAP FUND
HSBC INVESTOR OPPORTUNITY FUND
HSBC INVESTOR OVERSEAS EQUITY FUND
HSBC INVESTOR VALUE FUND

HSBC INVESTOR LIFELINE FUNDS
----------------------------
HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY
HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
HSBC INVESTOR GROWTH STRATEGY FUND
HSBC INVESTOR MODERATE GROWTH STRATEGY FUND

HSBC ADVISOR FUNDS TRUST
------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME FUND
HSBC INVESTOR INTERNATIONAL EQUITY FUND
HSBC INVESTOR OPPORTUNITY FUND

                                 P.O. Box 182845
                            Columbus, Ohio 43218-2845

General and Account Information -                      (800) 782-8183 (Toll Free)
---------------------------------------------------------------------------------------------------------
HSBC Investments (USA) Inc.                            BISYS Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Funds      Sub-Administrator of the Funds
("HSBC" or "Adviser" and "Administrator")              ("BISYS" or "Sub-Administrator")

                                                       BISYS Fund Services Limited Partnership
                                                       ("Distributor" or "BISYS LP")

AllianceBernstein L.P., Sub-Adviser to HSBC Investor   Transamerica Investment Management, LLC,
International Equity Fund and HSBC Investor Overseas   Sub-Adviser to the HSBC Investor Growth and Income
Equity Fund ("AllianceBernstein")                      Fund ("Transamerica")

Halbis Capital Management (USA)  Inc., Sub-Adviser to  Waddell & Reed Investment Management Company,
the Fixed Income Funds ("Halbis")                      Sub-Adviser to HSBC Investor Growth Fund ("Waddell
                                                       & Reed")

NWQ Investment Management Co., LLC, Sub-Adviser to     Westfield Capital Management Company, LLC,
HSBC Investor Value Fund ("NWQ")                       Sub-Adviser to HSBC Investor Opportunity Fund and
                                                       Advisor Opportunity Fund ("Westfield")

Munder Capital Management, Sub-Adviser to the HSBC
Investor Mid-Cap Fund ("Munder")

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY ONE OR MORE OF THE PROSPECTUSES FOR THE FUNDS DATED FEBRUARY 28, 2007 (the "Prospectuses"). This Statement of Additional Information ("SAI") contains additional and more detailed information than that set forth in the Prospectuses and should be read in conjunction with the Prospectuses. The Prospectuses and SAI may be obtained without charge by writing or calling the HSBC Investor Funds and HSBC Advisor Funds Trust (the "Trusts") at the address and telephone number printed above.

References in this SAI to the "Prospectus" are to the Prospectuses dated February 28, 2007 of the HSBC Investor Funds and HSBC Advisor Funds Trust, by which shares of the Funds are being offered. Unless the context otherwise requires, terms defined in the Prospectuses have the same meaning in this SAI as in the Prospectuses.

Each Fund's current audited financial statements (and the audited financial statements of the corresponding Portfolios) dated October 31, 2006 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2006, as filed with the Securities and Exchange Commission.

February 28, 2007



                             (cover page, continued)

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
GENERAL INFORMATION......................................................     7
    HSBC Investor Funds..................................................     7
    HSBC Investor LifeLine Funds.........................................     8
    HSBC Advisor Funds Trust.............................................     9

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..........................     9

    Fixed Income Feeder Funds............................................    10
    Global Fixed Income Funds
    HSBC High Yield Fixed Income Fund (High Yield Fixed Income Portfolio)    12
    HSBC Investor New York Tax-Free Bond Fund............................    12
    HSBC Investor Growth Fund (Growth Portfolio).........................    13
    HSBC Investor Growth and Income Fund.................................    16
    HSBC Investor Mid-Cap Fund...........................................    17
    HSBC Investor Opportunity Fund and Advisor Opportunity Fund
     (Opportunity Portfolio).............................................    18
    HSBC Investor Overseas Equity Fund and HSBC Investor International
     Equity Fund (International Equity Portfolio)........................    19
    HSBC Investor Value Fund (Value Portfolio)...........................    20

INVESTMENT TECHNIQUES....................................................    21

    American Depositary Receipts (Equity Funds)..........................    22
    Asset-backed Securities (Fixed Income Feeder Funds, Growth and
    Income Fund and Mid-Cap Fund)........................................    23
    Banking Industry and Savings and Loan Industry Obligations (Fixed
    Income Feeder Funds).................................................    23
    Brady Bonds (Fixed Income Feeder Funds)..............................    24
    Cash Sweep Program (Equity Funds and Fixed Income Funds).............    25
    Convertible Securities (Equity Funds and Fixed Income Funds).........    25
    Derivatives (Fixed Income Funds and Equity Funds)....................    25
    Emerging Markets (International Funds, Fixed Income Feeder Funds
      Except Core Fixed Income Fund, Growth and Income Fund, Opportunity
      Fund, and Small Cap Equity Fund)...................................    26
    Equity Securities (All Equity Funds).................................    30
    Eurodollar And Yankee Bank Obligations (Fixed Income Feeder Funds)...    31
    Fixed Income Securities (All Funds)..................................    31
    Floating and Variable Rate Obligations (Fixed Income Funds, Growth
     and Income Fund, Mid-Cap Fund)......................................    31
    Foreign Currency Exchange - Related Securities (Fixed Income Feeder
     Funds Except Core Fixed Income Fund, Equity Funds)..................    33
    Foreign Securities (All Funds, except Core Fixed Income Fund and NY
      Tax-Free Bond Fund)................................................    34
    Forward Foreign Currency Contracts and Options on Foreign Currencies
      (Fixed Income Feeder Funds except Core Fixed Income Fund and NY
      Tax-Free Bond Fund, Equity Funds except Growth and Income Fund and
      Mid-Cap Fund)......................................................    34
    Futures Contracts (Fixed Income Funds and Equity Funds)..............    36
    High Yield/High Risk Securities (Fixed Income Feeder Fund except Core
      Fixed Income Fund, Equity Funds except Mid-Cap Fund and Growth and
      Income Fund).......................................................    39
    Illiquid Investments, Rule 144A Securities, and Section 4(2)
      Securities (All Funds).............................................    40
    Inverse Floating Rate Obligations (Fixed Income Feeder Funds)........    40
    Investment Company Securities (All Funds)............................    41
    Lending of Portfolio Securities (All Funds)..........................    42
    Money Market Securities (All Funds)..................................    42
    Mortgage Dollar Roll Transactions (Fixed Income Feeder Funds)........    42
    Mortgage-Related  Securities  (Fixed  Income  Feeder  Funds,  Growth
      and Income Fund,  Mid Cap Fund, Opportunity Fund and Small Cap
      Equity Fund).......................................................    43

    OPTIONS AND FUTURES (FIXED INCOME FUNDS AND EQUITY FUNDS)............    48

    Options on Securities................................................    48
    Options on Securities Indices........................................    50
    Risk Factors.........................................................    51
    Imperfect Correlation of Hedging Instruments with the Fund's
      Portfolio..........................................................    51
    Potential Lack of a Liquid Secondary Market..........................    52
    Options on Futures Contracts.........................................    52
    Additional Risks of Transactions Related to Foreign Currencies and
      Transactions Not Conducted on the United States Exchanges..........    52

    OTHER DEPOSITORY RECEIPTS (CDRS, EDRS, GDRS) (GROWTH AND INCOME FUND,
    MID-CAP FUND, AND INTERNATIONAL FUNDS)...............................    53

    PARTICIPATION INTERESTS (NY TAX-FREE BOND FUND)......................    54

    REAL ESTATE SECURITIES (EQUITY FUNDS)................................    54

    REPURCHASE AGREEMENTS (ALL FUNDS)....................................    55

    SHORT-TERM TRADING (ALL FUNDS).......................................    56

    SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS (FIXED INCOME
    FEEDER FUNDS, MID-CAP FUND, OPPORTUNITY FUND, INTERNATIONAL
    EQUITY FUND AND ADVISOR OPPORTUNITY FUND.............................    56

    SPECIAL FACTORS AFFECTING NEW YORK (NY TAX-FREE BOND FUND)...........    56

    SWAPS, CAPS, FLOORS AND COLLARS (FIXED INCOME FEEDER FUNDS)..........    57

    U.S. Government Securities (All Funds)...............................    58
    Warrants (International Funds, Growth Fund, Value Fund)..............    58
    When-Issued and  Delayed-Delivery  Securities (Fixed Income Feeder
      Funds, Growth and Income Fund and Mid Cap Fund)....................    58
    Writing Covered Calls (Growth and Income Fund, Mid Cap Fund).........    59
    Zero Coupon Obligations (Fixed Income Funds, Growth and Income Fund,
      Mid Cap Fund)......................................................    60

PORTFOLIO TURNOVER.......................................................    60

PORTFOLIO TRANSACTIONS...................................................    62

PORTFOLIO HOLDINGS.......................................................    66

INVESTMENT RESTRICTIONS..................................................    68

    All Income Fund and Equity Funds.....................................    68
    Core Fixed  Income  Fund (Core Fixed  Income  Portfolio),  High Yield
      Fixed  Income Fund (High Yield Fixed Income Portfolio) and Short
      Duration Fund (Short Duration Portfolio............................    69
    Core Plus  Fixed  Income  Fund (Core Plus Fixed  Income  Portfolio),
      Advisor  Trust Core Plus Fixed Income Fund (Core Plus Fixed Income
      Portfolio).........................................................    69
    Intermediate Duration Fixed Income Fund..............................    71
    Real Estate Securities  (Equity Funds) New York Tax-Free Bond Fund...    74
    Growth Fund (Growth Portfolio) and Value Fund (Value Portfolio)......    75
    Growth and Income Fund...............................................    75
    Mid-Cap Fund.........................................................    77

    Opportunity Fund and Small Cap Equity Fund (Small Cap Equity
      Portfolio).........................................................    79
    Overseas Equity Fund and International Equity Fund (International
      Equity Portfolio)..................................................    80
    LifeLine Funds.......................................................    81
    Percentage and Rating Restrictions...................................    82

PERFORMANCE INFORMATION..................................................    82

MANAGEMENT OF THE TRUSTS AND THE PORTFOLIO TRUST.........................    84

    Trustees and Officers................................................    84
    Board of Trustees....................................................    86
    Trustee and Officer Compensation.....................................    89
    Proxy Voting.........................................................    91

INVESTMENT ADVISORY AND OTHER SERVICES...................................    92

    Investment Adviser...................................................    92
    Sub-Advisers.........................................................    95
    Portfolio Managers...................................................    97
    Distribution Plans - Class A, Class B, and Class C Shares Only.......   112
    The Distributor......................................................   113
    Administrative Services Plan.........................................   114
    Administrator and Sub-Administrator..................................   114
    Transfer Agent.......................................................   116
    Custodian ...........................................................   116
    Fund Accounting Agent ...............................................   117
    Shareholder Servicing Agents.........................................   117
    Federal Banking Law..................................................   118
    Expenses.............................................................   118

DETERMINATION OF NET ASSET VALUE.........................................   120

PURCHASE OF SHARES.......................................................   122

    Class R Shares.......................................................   122
    Exchange Privilege...................................................   123
    Automatic Investment Plan............................................   124
    Through A Shareholder Servicing Agent Or A Securities Broker.........   124

SALES CHARGES............................................................   124

    Class A Shares.......................................................   125
    Sales Charge Waivers.................................................   126
    Concurrent Purchases.................................................   126
    Letter of Intent.....................................................   126
    Right of Accumulation................................................   127
    Contingent Deferred Sales Charge ("CDSC") - Class B Shares...........   128
    Conversion Feature - Class B Shares..................................   128
    Level Load Alternative -- Class C Shares.............................   128

REDEMPTION OF SHARES.....................................................   129

    Redemption Fee.......................................................   129
    Systematic Withdrawal Plan...........................................   129
    Redemption of Shares Purchased Directly Through the Distributor......   130

RETIREMENT PLANS.........................................................   130

    Individual Retirement Accounts.......................................   130
    Defined Contribution Plans...........................................   131
    Section 457 Plan, 401(k) Plan, 403(b) Plan...........................   130

DIVIDENDS AND DISTRIBUTIONS..............................................   131

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES....................   131

    Investor Trust and Advisor Trust.....................................   132
    Portfolio Trust......................................................   133
    Ownership of the Funds...............................................   133

TAXATION.................................................................   141

    Tax Status of the Funds..............................................   141
    The Portfolios.......................................................   142
    Distributions in General.............................................   142
    Tax-Exempt Income (New York Tax-Free Bond Fund)......................   143
    Dispositions.........................................................   144
    Backup Withholding...................................................   144
    Other Taxation.......................................................   144
    Fund Investments.....................................................   144
    Special Tax Considerations ..........................................   146

OTHER INFORMATION........................................................   146

    Capitalization.......................................................   146
    Independent Registered Public Accounting Firm........................   147
    Counsel..............................................................   147
    Code of Ethics.......................................................   147
    Registration Statement...............................................   147

FINANCIAL STATEMENTS.....................................................   147

    Shareholder Inquiries................................................   147

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS............................   A-1

APPENDIX B: DESCRIPTION OF MUNICIPAL OBLIGATIONS.........................   B-1

APPENDIX C: ADDITIONAL INFORMATION CONCERNING NEW YORK MUNICIPAL
  OBLIGATIONS............................................................   C-1

APPENDIX D: HSBC INVESTOR FUNDS,  HSBC ADVISOR FUNDS TRUST,  and HSBC
  INVESTOR  PORTFOLIOS  PROXY VOTING POLICY..............................   D-1

APPENDIX E: HSBC INVESTMENTS (USA) INC and HALBIS CAPITAL
  MANAGEMENT (USA) INC. PROXY VOTING POLICY AND PROCEDURES...............   E-1

APPENDIX F: WESTFIELD CAPITAL, PROXY VOTING POLICY.......................   F-1

APPENDIX G: ALLIANCEBERNSTEIN, PROXY VOTING MANUAL.......................   G-1

APPENDIX H: NWQ, PROXY VOTING POLICY ....................................   H-1

APPENDIX I: WADDELL & REED, PROXY VOTING POLICY SUMMARY..................   I-1

APPENDIX J: TRANSAMERICA, PROXY VOTING POLICY............................   J-1

APPENDIX K: MUNDER, PROXY VOTING POLICY SUMMARY..........................   K-1

                               GENERAL INFORMATION

HSBC INVESTOR FUNDS

      Each of HSBC Investor Core Fixed Income Fund ("Core Fixed Income Fund"), HSBC Investor Core Plus Fixed Income Fund ("Core Plus Fund"), HSBC Investor Global Emerging Markets Fixed Income Fund ("Global Emerging Markets Fund"), HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) ("Global Fixed Income Fund (U.S. Dollar Hedged)"), HSBC Investor Global Fixed Income Fund ("Global Fixed Income Fund"), HSBC Investor High Yield Fixed Income Fund ("High Yield Fund"), HSBC Investor Intermediate Duration Fixed Income Fund ("Intermediate Duration Fund"), HSBC Investor Growth Fund ("Growth Fund"), HSBC Investor Growth and Income Fund ("Growth and Income Fund"), HSBC Investor Mid-Cap Fund ("Mid-Cap Fund"), HSBC Investor New York Tax-Free Bond Fund ("New York Tax-Free Fund"), HSBC Investor Opportunity Fund ("Opportunity Fund"), HSBC Investor Overseas Equity Fund ("Overseas Equity Fund"), HSBC Investor Short Duration Fixed Income Fund ("Short Duration Fund"), and HSBC Investor Value Fund ("Value Fund"), (each a "Fund" and together the "Investor Funds") is a series of HSBC Investor Funds (the "Investor Trust"), an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. Each Fund is "diversified," within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), except the New York Tax-Free Fund, which is non-diversified.

      Each Fund is described in this Statement of Additional Information ("SAI"). The Investor Trust also includes certain money market funds that are covered in a separate Statement of Additional Information.

      Each of the Core Fixed Income Fund, Core Plus Fund, High Yield Fund, Intermediate Duration Fund, Short Duration Fund, Growth Fund, Opportunity Fund, Overseas Equity Fund and Value Fund is a feeder fund (each, a "Feeder Fund") in a master/feeder arrangement whereby it seeks to achieve its investment objective by investing all of its assets in a series ("Underlying Portfolio") of the HSBC Investor Portfolios Trust (the "Portfolio Trust") which has the same investment objective as the Fund, as indicated below:

---------------------------------------------------------------------------------------------------------
FEEDER FUND                                                  MASTER PORTFOLIO  ("UNDERLYING PORTFOLIO")
-----------                                                  ----------------  ------------------------
---------------------------------------------------------------------------------------------------------
Core Fixed Income Fund                                       Core Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Fund                                  Core Plus Fixed Income Portfolio
Core Plus Fixed Income Fund (Advisor Trust)
---------------------------------------------------------------------------------------------------------
High Yield Fixed Income Fund                                 High Yield Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------
Intermediate Duration Fixed Income Fund                      Intermediate Duration Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------
Short Duration Fixed Income Fund                             Short Duration Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------
Growth Fund                                                  Growth Portfolio
---------------------------------------------------------------------------------------------------------
Opportunity Fund                                             Opportunity Portfolio
Opportunity  Fund (Advisor Trust)
---------------------------------------------------------------------------------------------------------
Overseas Equity Fund                                         International Equity Portfolio
International Equity Fund (Advisor Trust)
---------------------------------------------------------------------------------------------------------
Value Fund                                                   Value Portfolio
---------------------------------------------------------------------------------------------------------

      With respect to the Feeder Funds, the descriptions of the Funds in this SAI are inclusive of the Underlying Portfolios in which the Funds invest. The Portfolio Trust is an open-end management investment company.

      The Global Emerging Markets Fund, Global Fixed Income Fund (U.S. Dollar Hedged) and Global Fixed Income Fund are collectively referred to as the "Global Fixed Income Funds." None of the Global Fixed Income Funds or the Core Fixed Income Fund, or Short Duration Fund, had commenced operations at the date of this SAI.

      Shares of the Global Fixed Income Funds are divided into two separate classes: Class A (the "Class A Shares") and Class I (the "Class I Shares"). Shares of the Mid-Cap Fund are divided into four separate classes: Class A (the "Class A Shares"), Class B (the "Class B Shares"), Class C (the "Class C Shares") and

Trust Class (the "Trust Shares"). Shares of each of the other Funds listed above of the HSBC Investor Funds are divided into four separate classes, Class A Shares, Class B Shares, Class C Shares and Class I ("Class I Shares"). Class I Shares of the Core Plus Fund, Opportunity Fund and Overseas Equity Fund have not been issued and are not being offered as of the date hereof.

      Shares of the Investor Funds are continuously offered for sale by the Distributor at the applicable public offering price (i) directly to the public,
(ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trusts (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. See "Purchase of Shares" and "Sales Charges."

      See "Description Of Shares, Voting Rights, and Liabilities - Investor Trust And Advisor Trust," and "Other Information - Capitalization" for more information about the Investor Trust.

HSBC INVESTOR LIFELINE FUNDS

      Each of the HSBC Investor LifeLine Funds (each a "Fund", and together the "LifeLine Funds") is a series of the Investor Trust. The LifeLine Funds consist of the following asset allocation Funds: HSBC Investor Aggressive Growth Strategy Fund ("LifeLine Aggressive Growth Strategy Fund"), HSBC Investor Conservative Growth Strategy Fund ("LifeLine Conservative Growth Strategy Fund"), HSBC Investor Conservative Income Strategy Fund ("LifeLine Conservative Income Strategy Fund"), HSBC Investor Growth Strategy Fund ("LifeLine Growth Strategy Fund") and HSBC Investor Moderate Growth Strategy Fund ("LifeLine Moderate Growth Strategy Fund"). Each LifeLine Fund, based on a target asset allocation, invests in a combination of the HSBC Investor Money Market Fund (the "Money Market Fund") and the following Portfolios ("Underlying Portfolios") of the Portfolio Trust: HSBC Investor Core Plus Fixed Income Portfolio (the "Core Plus Portfolio"), HSBC Investor High Yield Fixed Income Portfolio (the "High Yield Portfolio"), HSBC Investor International Equity Portfolio (the "International Equity Portfolio"), HSBC Investor Intermediate Duration Fixed Income Portfolio (the "Intermediate Duration Portfolio"), HSBC Investor Opportunity Portfolio (the "Opportunity Portfolio"), HSBC Investor Growth Portfolio (the "Growth Portfolio"), and the HSBC Investor Value Portfolio (the "Value Portfolio") in order to pursue its respective investment objective. Each of the LifeLine Funds allocates its assets among various Underlying Portfolios and the Money Market Fund within predetermined ranges in accordance with such Fund's objective, potential investment risk and reward to ensure broad diversification among asset classes and in response to changes in market conditions. However, as a general matter, there will not be large, sudden changes in a LifeLine Fund's asset allocation. See "Investment Objective, Polices and Restrictions - Lifeline Funds Portfolio Weightings" and "Investment Techniques--Investment Company Securities." The descriptions of investment practices in this SAI for those Feeder Funds that invest all of their assets in Underlying Portfolios are also relevant to the LifeLine Funds, as each LifeLine Fund seeks to achieve its investment objective by investing all of its assets in a combination of Portfolios and the Money Market Fund.

      More detailed information about the Money Market Fund may be found in its current Prospectus and the separate Statement of Additional Information that includes the various HSBC Investor money market funds. Shares of the LifeLine Funds are divided into four separate classes, Class A, Class B, Class C, and Class R (the "Class R Shares").

      Shares of the LifeLine Funds are continuously offered for sale by the Distributor at the applicable public offering price in the same manner as the Investor Funds, as described above.


HSBC ADVISOR FUNDS TRUST


      Each of the HSBC Investor Core Plus Fixed Income Fund ("Advisor Core Plus Fund"), HSBC Investor International Equity Fund ("International Equity Fund") and HSBC Investor Opportunity Fund ("Advisor Opportunity Fund") (each a "Fund", and together the "Advisor Funds," and together with the Investor Funds and LifeLine Funds, the "Funds") is a separate series of the HSBC Advisor Funds Trust (the "Advisor Trust" and together with the Investor Trust, the "Trusts"), an open-end, diversified management investment company. The Advisor Trust seeks to achieve the investment objective of the Advisor Core Plus Fund, the International Equity Fund and Advisor Opportunity Fund by investing all of each Fund's assets in its corresponding Underlying Portfolio: the Core Plus Portfolio, the International Equity Portfolio and the Opportunity Portfolio, respectively, as set forth in the table above on page 1. Therefore, each Advisor Fund is a "Feeder Fund," in addition to the Feeder Funds of the Investor Trust. Each Underlying Portfolio has the same investment objective as its corresponding Advisor Trust Fund. Each Underlying Portfolio is a series of the Portfolio Trust. The Advisor Funds are offered in a single class, the "Advisor Shares Class", and are offered to investment management clients of the Adviser and its affiliates or to investors that meet certain minimum investment requirements. See "Purchase of Shares" and "Sales Charges."

      Prior to the date of this SAI, the Advisor Opportunity Fund was called the Small Cap Equity Fund and the Opportunity Portfolio was called the Small Cap Equity Portfolio.


      See "Description of Shares, Voting Rights, And Liabilities - Investor Trust and Advisor Trust," and "Other Information - Capitalization" for more information about the Advisor Trust.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


      There can be no assurance that the investment objectives of a Fund will be achieved. Except where otherwise indicated, the investment objective of a Fund and related policies and activities are not fundamental and may be changed by the Board of Trustees of the relevant Trust or Trusts without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

      With respect to the Feeder Funds, it should be understood that all discussions of investment objectives, strategies and risks of a Fund refer also to the investment objectives, strategies and risks of the Underlying Portfolio. With respect to the LifeLine Funds, the discussions of investment objectives, strategies, and risks that are applicable to an Underlying Portfolio of a LifeLine Fund are relevant to understanding the investment objectives, strategies, and risks of the relevant LifeLine Fund since it invests in those Underlying Portfolios and the Money Market Fund.


LIFELINE FUNDS PORTFOLIO WEIGHTINGS

      The  Adviser   invests  each  LifeLine  Fund's  assets  in  the  following
Portfolios and the Money Market Fund according to the various percentage weightings selected by the Adviser in the chart below. The percentage weightings are targets that may be adjusted at any time in the Adviser's discretion.


                                                                      LIFELINE FUNDS:

                                            AGGRESSIVE                 MODERATE
                                              GROWTH       GROWTH       GROWTH     CONSERVATIVE    CONSERVATIVE
                                             STRATEGY     STRATEGY     STRATEGY       GROWTH          INCOME
UNDERLYING PORTFOLIOS                          FUND         FUND         FUND      STRATEGY FUND  STRATEGY FUND
---------------------                          ----         ----         ----      -------------  -------------
Money Market Fund                               1%           1%           6%            21%            30%
Core Plus Portfolio                            None         15%          26%            25%            15%
HighYield Portfolio                            None          2%           5%            8%             10%
Intermediate Duration Portfolio                None         None         None           3%             25%
Growth Portfolio                               21%          21%          19%            15%             8%
International Equity Portfolio                 23%          20%          15%            10%             4%
Opportunity Portfolio                          34%          20%          11%            4%             None
Value Portfolio                                21%          21%          18%            14%             8%
                                               ---          ---          ---            ---             --

Total:                                         100%         100%         100%          100%            100%


      The Trusts, with respect to each Fund, have adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. See "Investment Restrictions."


      The following descriptions are provided with respect to each Fund (and/or its Underlying Portfolio, as applicable) as indicated in the headings below. For purposes of these descriptions:

      "Investment grade" debt securities are those debt securities that are rated by one or more nationally recognized statistical rating organizations ("NRSROs") within one of the four highest long-term quality grades at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or Aaa, Aa, A or Baa by Moody's Investors Service ("Moody's"), or in the case of unrated securities, determined by the Adviser or a sub-advisor to be of comparable quality.

      All references to the Adviser with respect to portfolio management activities and techniques should be understood as including the relevant sub-adviser to a Fund or Portfolio, (a "Sub-Adviser"), as the Sub-Adviser will have the primary responsibility for the day to day management of each Fund's investments. See "Investment Advisory and Other Services."


FIXED INCOME FEEDER FUNDS


      The Core Fixed Income Fund, Core Plus Fund, Advisor Core Plus Fund, High Yield Fund, Intermediate Duration Fund, and Short Duration Fund (collectively, the "Fixed Income Feeder Funds") seek to achieve their investment objectives by investing all of their assets in their corresponding Underlying Portfolio, each of which has the same investment objective as the corresponding Fund.

      With the exception of the High Yield Fund, each of the Fixed Income Feeder Funds has adopted the following investment policy: The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days' prior written notice.

      Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks and U.S. dollar-denominated obligations of foreign issuers, and each Fund except the Core Fixed Income Fund may invest in debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits.

      In choosing corporate debt securities on behalf of the Funds, Halbis Capital Management (USA) Inc. (the "Sub-Adviser") will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and, (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country, and (iii) other considerations the Adviser deems appropriate.

      With the exception of the Core Fixed Income Fund, a portion of each Fund's assets (to the extent of any limitation set forth in the Prospectus) may be invested in bonds and other fixed income securities denominated in foreign currencies if, in the opinion of the Sub-Adviser, the combination of current yield and currency value offer attractive expected returns. These holdings may be in as few as one foreign currency bond market (such as the United Kingdom gilt market), or may be spread across several foreign bond markets. Such Funds may also purchase securities of developing countries. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where, in the Adviser's judgment, unacceptable currency risk exists, currency futures, forwards and options and swaps may be used to hedge the currency risk. With the exception of the Core Fixed Income Fund, each Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country's debt obligations to commercial banks under the "Brady Plan."

      Each Fund may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Sub-Adviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers' acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSRO in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO; short-term corporate obligations rated high-grade by a NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above.

      Each Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. While the Core Plus Fund, Intermediate Duration Fund and Short Duration Fund intend to use derivatives primarily for hedging purposes or for cash management purposes, they may also do so to enhance return when the Adviser believes the investment will assist the Fund in achieving its investment objectives.


      For additional information pertaining to the investment policies of the High Yield Fixed Income Fund, see "HSBC Investor High Yield Fixed Income Fund" below.


GLOBAL FIXED INCOME FUNDS

      The Global Emerging Markets Fixed Income Fund, Global Fixed Income Fund (U.S. Dollar Hedged), and the Global Fixed Income Fund seek to achieve their investment objectives by investing in fixed income securities of foreign issuers, which may be denominated in foreign currencies.

      In choosing corporate debt securities on behalf of the Global Fixed Income Funds, Halbis, as Sub-Adviser, will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, (f) any unique political, economic or social conditions applicable to such issuer's country, and (iii) other considerations the Sub-Adviser deems appropriate. The Funds may also invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities).

      Each Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country's debt obligations to commercial banks under the "Brady Plan."

      Each Fund may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Sub-Adviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers' acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSRO in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO; short-term corporate obligations rated high-grade by a NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above. The bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits.

      Each Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by this SAI. While the Funds may use derivatives primarily for hedging or cash management purposes, they may also do so to enhance return returns when the Sub-Adviser believes the investment will assist the Fund in achieving its investment objectives. The Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund may invest their assets, to an unlimited extent, in derivates that create synthetic foreign bond positions.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND (HIGH YIELD PORTFOLIO)

      The High Yield Fund seeks to achieve its investment objective by investing all of its assets in the High Yield Portfolio, which has the same investment objective as the High Yield Fund.

      The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield/high risk fixed income securities. Such investments are commonly referred to as "junk bonds." This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days' prior written notice.


      As a component of the Fund's investments in high yield securities (or "junk bonds"), the Fund may invest up to 20% of its total assets in distressed securities. Investments in distressed securities frequently do not produce income and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent that the Fund pursues its secondary objective of capital appreciation through investment in distressed securities, the Fund's ability to achieve current income for shareholders may be diminished.


      The Fund may use derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in fixed income instruments, and to enhance return when the Sub-Adviser believes the investment will assist the Fund in achieving its investment objectives. In addition, the Fund may invest in credit default swaps. Credit default swaps are instruments that allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, for one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk.

      When Halbis as Sub-Adviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Fund may invest in include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S.
Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.


HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

      The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes. For more information about tax consequences, see "Taxation."

      Under normal circumstances, at least 80% of the net assets of the Fund, plus the amount of any borrowing for investment purposes, will be invested in obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, other U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes ("New York Municipal Obligations"). This policy is fundamental and may not be changed without shareholder approval.


      In  determining   the  tax  status  of  interest  on  New  York  Municipal
Obligations and other municipal obligations, Halbis as Sub-Adviser relies on opinions of bond counsel who may be counsel to the issuer of those obligations.

      Although under normal circumstances, the Sub-Adviser attempts to invest 100%, and does invest at least 80%, of the Fund's net assets in New York Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Sub-Adviser may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes. As a temporary defensive measure, the Sub-Adviser may invest up to 20% of the Fund's total assets in obligations the interest income on which is subject to regular federal, New York State and New York City personal income taxes or the federal alternative minimum tax. Also, as a temporary defensive measure during times of adverse market conditions, assets of the Fund may be held in cash or invested in the short-term obligations described below, the interest income on which is taxable to shareholders as ordinary income for federal and New York State and New York City personal income tax purposes.


      All of the investments of the Fund are made in:

      (1) Municipal bonds that at the date of purchase are rated Aaa, Aa, A or Baa by Moody's, AAA, AA, A or BBB by S&P, or AAA, AA, A or BBB by Fitch, or, if not rated by any of these rating agencies, are of comparable quality as determined by the Adviser;

      (2) Municipal notes that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by S&P or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, are of comparable quality as determined by the Adviser;

      (3) Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

      (4) Commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by S&P or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by the Adviser, obligations (including certificates of deposit, bankers' acceptances and repurchase agreements) of banks with at least $1 billion of assets, and cash; and


      (5) Derivatives and other instruments as noted in the Prospectus and this SAI. The Board of Trustees of the Investor Trust has adopted the requirement that futures contracts only be used for the New York Tax-Free Bond Fund as a hedge and not for speculation.


      The Fund will not invest more than 5% of its assets in participation interests. The Fund has no current intention of purchasing any participation interests in the foreseeable future. The maximum maturity of any debt security held for the Fund is 40 years.


      Municipal bonds rated Baa by Moody's or BBB by S&P or Fitch may have some speculative elements. In evaluating the creditworthiness of an issue, whether rated or unrated, the Sub-Adviser takes into consideration, among other factors, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the quality of the issuer's management, and legal and regulatory matters. For a general discussion of municipal obligations and the risks associated with an investment therein, see Appendix B to this SAI.

      Although higher quality municipal obligations may produce lower yields, they generally are easier to sell or trade than lower quality municipal obligations. To protect the value of its shareholders' investment under adverse market conditions, the Sub-Adviser from time to time may deem it prudent to purchase higher quality municipal obligations or taxable obligations for the New York Tax-Free Bond Fund, with a resultant decrease in yield or increase in the proportion of taxable income.


      The net asset value of the Fund's shares changes as interest rates fluctuate. When interest rates decline, the value of the New York Tax-Free Bond Fund's portfolio can be expected to rise. Conversely, when interest rates rise, the value of the New York Tax-Free Bond Fund's portfolio can be expected to decline.

      Such changes in the value of the New York Tax-Free Bond Fund's portfolio are reflected in the net asset value of shares of the Fund but do not affect the income received by the Fund from its portfolio securities. Municipal obligations with longer maturities, such as those in which the Fund is invested, generally produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than such securities with shorter maturities. Dividends distributed to shareholders rise or fall in direct relation to the Fund's net income. Since available yields vary, no specific level of income can be assured.


      Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund's assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the Fund's total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund's total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

      Certain investors in the Fund may be required to pay federal alternative minimum tax on Fund dividends attributable to interest on certain industrial revenue bonds. The Fund may invest more than 25% of its assets in industrial revenue bonds (i.e., bonds issued by various state and local agencies to finance various industrial projects), however, under normal conditions, at least 80% of the Fund's net assets will be invested in obligations, the interest on which is exempt from both regular federal income tax and the federal alternative minimum tax. The Fund also may invest more than 25% of its assets in revenue bonds issued for housing, electric utilities and hospitals (subject to the restriction that it may not invest more than 25% of the Fund's assets in any one such industry) at times when the relative value of issues of such a type is considered by the Sub-Adviser to be more favorable than that of other available types of issues. Therefore, investors should also be aware of the risks which these investments may entail.


      Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be adversely affected.

      Electric utilities face problems in financing large and lengthy construction programs, such as cost increases and delay occasioned by regulatory and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining sufficient rate increases, the effect of energy conservation and difficulty of the capital markets to absorb utility debt.

      Hospital bond ratings are often based on feasibility studies containing projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding levels, possible federal or state legislation limiting the rates of increase of hospital charges, and weakened state finances which limit and/or delay aid payments.

      When the Sub-Adviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Portfolio may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S.
Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.

      The Sub-Adviser intends to fully manage the Fund's portfolio by buying and selling securities, as well as by holding selected securities to maturity. In managing the Fund's portfolio, the Sub-Adviser seeks to maximize the return on the Fund's portfolio by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers, which may include use of the following strategies:

      1. shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

      2. lengthening the average maturity of the portfolio in anticipation of a decline in interest rates so as to maximize tax-exempt yield;

      3. selling one type of debt security (e.g., revenue bonds) and buying another (e.g., general obligation bonds) when disparities arise in the relative values of each; and

      4. changing from one debt security to an essentially similar debt security when their respective yields are distorted due to market factors.

      Distributions of gains, if any, realized from the sale of New York Municipal Obligations or other securities are subject to regular federal income taxes and New York State and New York City personal income taxes. These strategies may result in increases or decreases in the Fund's current income available for distribution to the Fund's shareholders and in the holding for the Fund of securities which sell at moderate to substantial premiums or discounts from face value. Moreover, if the expectations of changes in interest rates or the evaluation of the normal yield relationship between two securities proves to be incorrect, the Fund's income, net asset value per share and potential capital gain may be decreased or its potential capital loss may be increased.

      The Trustees of the Investor Trust have adopted the requirement that futures contracts only be used for the New York Tax-Free Bond Fund as a hedge and not for speculation. The Fund will not invest more than 5% of its assets in participation interests. The Fund has no current intention of purchasing any participation interests in the foreseeable future.


HSBC INVESTOR GROWTH FUND (GROWTH PORTFOLIO)

      The Growth Fund seeks to achieve its investment objective by investing all of its assets in the Growth Portfolio, which has the same investment objective as the Growth Fund.

      In addition to the permissible investments described in the Prospectus, the Fund also may: (a) invest in options on securities, securities indices or foreign currencies, (b) invest in futures contracts and options on futures contracts, (c) enter into forward foreign currency exchange contracts, (d) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries, and (e) invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds." The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Fund will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Fund may retain a bond when its rating drops below investment grade if it is in the best interest of the Fund's shareholders. Securities rated BB/Ba or lower by an NRSRO are considered to have speculative characteristics.

      The Fund will not purchase securities for short-term trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Fund may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers' acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing.

      When the Sub-Adviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Fund may invest in include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S.
Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.

HSBC INVESTOR GROWTH AND INCOME FUND

      Most of the Growth and Income Fund's investments will be securities listed on the New York or American Stock Exchanges or on NASDAQ and may also consist of American Depository Receipts ("ADRs") and investment company securities. The Fund intends to invest less than 20% of its assets in ADRs. The Sub-Adviser expects that the Fund's investments will consist of companies which will be of various sizes and in various industries and may in many cases be leaders in their fields.

      In addition, the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, invest in when-issued and delayed delivery securities and write covered call options. The Fund may use stock index futures, related options and options on stock indices for the purposes of hedging, cash management, or to simulate investments in underlying securities, and not for speculation.

      The Fund intends to stay invested in equity securities, as described in the Prospectus, to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions, therefore, no more than 35% of the Growth and Income Fund's total assets will be invested in fixed income securities and money market instruments for purposes of meeting the Fund's investment objective of current income. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Sub-Adviser, the Fund may invest up to 100% of its total assets in money market instruments.

      The Fund's investments in fixed income securities will primarily consist of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and investment grade debt obligations issued or guaranteed by domestic corporations or commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Fund may invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage-related securities.

      Subject to the foregoing, the Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Fund may invest are certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and, (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country, and (iii) other considerations the Adviser deems appropriate. Except for temporary defensive purposes, the Growth and Income Fund is limited to 5% of its total assets in these types of securities.

      The Fund will not purchase corporate debt securities rated below Baa by Moody's or BBB by S&P (i.e., below investment grade).


      When the Sub-Adviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Portfolio may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S.
Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.


HSBC INVESTOR MID-CAP FUND


      The Mid-Cap Fund will normally invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities of mid-sized companies (those with market capitalizations falling within the range of the S&P 400 Mid Cap Index at the time of purchase). This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days' prior written notice.

     Most of the Mid-Cap Fund's investments will be securities listed on the New York or American Stock Exchanges or on NASDAQ, but this does not limit other investments that are permitted under the Prospectus or this SAI, such as those in foreign securities. For example the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, and invest in when-issued and delayed delivery securities. The Fund may use stock index futures, for purposes of hedging, cash management, or to simulate investments in underlying securities, and not for speculation.


      The Fund intends to stay invested in the equity securities described above to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions no more than 20% of the Fund's total assets will be invested in fixed income securities and money market instruments. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Sub-Adviser, the Fund may invest up to 100% of its total assets in money market instruments.

      The Fund's investments in fixed income securities will primarily consist of securities issued or guaranteed by domestic corporations or commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Fund may invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage related securities.


      Subject to the foregoing, the Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Fund may invest are certificates of deposit, bankers' acceptances, and fixed time deposits. The Sub-Adviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and, (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country, and (iii) other considerations the Adviser deems appropriate.


      The Fund will not purchase corporate debt securities rated below Baa by Moody's or BBB by S&P (i.e., below investment grade).


      When the Sub-Adviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Fund may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S.
Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.

HSBC INVESTOR OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO)

      The Opportunity Fund and Advisor Opportunity Fund each seek to achieve their investment objectives by investing all of their assets in the Opportunity Portfolio, which has the same objective as the both the Opportunity Fund and the Advisor Opportunity Fund. The following description applies to each Fund.

      The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small cap companies (defined as companies with market capitalizations within the range of market capitalizations of companies represented in the Russell 2500 Growth Index). This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days' prior written notice. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities (such as bonds, warrants or rights that are convertible into stocks) and depositary receipts for those securities.


      Although the Fund will invest primarily in common stocks, the Fund may, to a limited extent, seek appreciation in other types of securities such as foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Fund may invest up to 20% (and generally expects to invest between 5% and 10%) in foreign securities (excluding ADRs).

      The Fund may lend portfolio securities in an amount up to 30% of total assets.

      When the Sub-Adviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Fund may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S.
Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.

HSBC INVESTOR OVERSEAS EQUITY FUND AND INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO)

      The Overseas Equity Fund and International Equity Fund each seek to achieve their investment objectives by investing all of their assets in the International Equity Portfolio, which has the same investment objective as both the Overseas Equity Fund and the International Equity Fund. The following description applies to each Fund.

      The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock ("convertible securities"), trust certificates, limited partnership interests and equity participations. This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days' prior written notice.

      The common stock in which the Fund may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The principal investments of the Fund will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East, although the Fund may invest up to 20% of its total assets in equity securities of companies in emerging markets.


      The Fund intends to have at least three different countries other than the U.S. represented in its portfolio. It is the current intention of the Fund to invest primarily in companies with large market capitalizations. The Fund seeks to outperform the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index, which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of December 31, 2006, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.


      Under exceptional conditions abroad or when, in the opinion of the Sub-Adviser, economic or market conditions warrant, the Fund may temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, obligations of domestic or foreign governments and their political subdivisions ("Government Securities"), and nonconvertible preferred stock, or hold its assets in cash or equivalents. Debt securities purchased by the Fund will be limited to those rated, at the time of investment, in the four highest long-term rating categories by or, if unrated, determined by the Sub-Adviser to be of comparable quality. Securities rated by a NRSRO in the fourth highest rating category are considered to have some speculative characteristics. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but, in the Sub-Adviser's judgment, unacceptable currency risk exists, currency futures, forwards and options may be used to hedge the currency risk.

HSBC INVESTOR VALUE FUND (VALUE PORTFOLIO)

      The Value Fund seeks to achieve its investment objective by investing all of its assets in the Value Portfolio, which has the same investment objective as the Value Fund.

      In addition to the permissible investments described in the Prospectus, the Fund also may (a) invest in options on securities, securities indices or foreign currencies, (b) invest in futures contracts and options on futures contracts, (c) enter into forward foreign currency exchange contracts, (d) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries, and (e) invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds." The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Fund will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Fund may retain any bond whose rating drops below investment grade if it is in the best interest of the Portfolio's shareholders. Securities rated BB/Ba by an NRSRO are considered to have speculative characteristics.

      The Fund may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange, and American Depository Receipts.

      The Fund will not purchase securities for short-term trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Fund may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers' acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing.

      When the Sub-Adviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Portfolio may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S.
Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.

                              INVESTMENT TECHNIQUES

Each Fund invests in a variety of securities and in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds and the main risks associated with those techniques.


For the Fixed Income Feeder Funds, and the Opportunity Fund, Advisor Opportunity Fund, Overseas Equity Fund, Value Fund, Growth Fund, and International Equity Fund (collectively, the "Equity Feeder Funds"), references to investment techniques employed by the Fund refer to the techniques employed by the relevant Underlying Portfolio (and also apply to the LifeLine Funds to the extent of their investments in

Underlying Portfolios). For the Growth and Income Fund, Mid-Cap Fund, Growth Fund, Overseas Equity Fund, Opportunity Fund, Advisor Opportunity Fund, Value Fund, and International Equity Fund (collectively, the "Equity Funds"), as well as the Fixed Income Feeder Funds, Global Fixed Income Funds and the New York Tax-Free Bond Fund (collectively, the "Income Funds") references to the Adviser should be understood as referring jointly to the Adviser and the relevant Sub-Adviser. The International Equity Fund, Global Fixed Income Funds and Overseas Equity Fund are collectively referred to as the "International Funds".


The Funds indicated in the heading for each investment type or technique indicated below are those to which the section of disclosure is directly relevant. In some cases, the omission of certain Funds or types of Funds is not intended to imply that those Funds are excluded from using the particular investment type or technique - for example, the sections on certain types of fixed income securities are more detailed for the Income Funds than for the Equity Funds, given the greater emphasis on such investments in the investment program of the Income Funds. Generally, if a particular investment type or technique is not indicated as being applicable to particular Funds, the particular investment type or technique will not be material to the investment strategies employed by such Funds, although any risk factors that are stated more generally with respect to any broader category of investment types or techniques covering such investments may still apply.

AMERICAN DEPOSITARY RECEIPTS (EQUITY FUNDS)

The Funds may invest in ADRs. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR.

Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. The Funds may each also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency.


ASSET-BACKED SECURITIES (FIXED INCOME FEEDER FUNDS, GLOBAL FIXED INCOME FUNDS, GROWTH AND INCOME FUND AND MID-CAP FUND)


The Funds may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pay-through structure similar to the collateralized mortgage structure. Consistent with the investment objective, policies and quality standards of the Fund, each Fund may invest in these and other types of asset-backed securities which may be developed in the future.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements as a letter of credit from a bank, excess collateral or a third-party guarantee.


BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS (FIXED INCOME FEEDER FUNDS AND GLOBAL FIXED INCOME FUNDS)

As a temporary defensive measure, each Fund may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations
("S&Ls"). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may not invest in time deposits maturing in more than seven days. Each Fund will limit its investment in time deposits maturing from two business days through seven calendar days and other illiquid securities, to 15% of their total assets.


The Funds will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the "FDIC"), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Funds.

The Funds may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described below.


BRADY BONDS (FIXED INCOME FEEDER FUNDS AND GLOBAL FIXED INCOME FUNDS)


The Funds may invest a portion of their assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. government securities.

Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

CASH SWEEP PROGRAM (ALL FUNDS)

Each Fund may participate in a cash sweep program (the "Cash Sweep Program"). In the Cash Sweep Program, a Fund's uninvested cash balances and/or cash collateral from a securities lending program are used to purchase shares of the HSBC Investor Money Market Fund, Class I. The Cash Sweep Program reduces exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. Class I Shares of the Money Market Fund sold to and redeemed from a Fund will not be subject to a sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the NASD, or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with the purchase, sale, or redemption of such shares by a Fund, or the advisory fee for the investing Fund will be waived in an amount that offsets the amount of such sales charges and/or service fees incurred by the Fund. More detailed information about the Money Market Fund may be found in its current Prospectus and the separate Statement of Additional Information that includes the various HSBC Investor money market funds.

CONVERTIBLE SECURITIES (ALL FUNDS)

The Funds may invest in securities that are convertible into common stock. Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.


DERIVATIVES (ALL FUNDS)

The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses, including the possibility of a total loss of the amount invested. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may use derivatives for hedging purposes or cash management purposes, as a substitute for investing directly in securities, as a part of a strategy to gain exposure to characteristics of investments in foreign markets through efficient portfolio management techniques. Included in the foregoing are investments in derivatives to create synthetic foreign bond positions. Certain Funds (as reflected in the Prospectus or in other sections of this SAI) may use derivatives to enhance return when the Sub-Adviser believes the investment will assist the Fund in achieving its investment objectives.

EMERGING MARKETS (INTERNATIONAL FUNDS, FIXED INCOME FEEDER FUNDS EXCEPT CORE FIXED INCOME FUND, GROWTH AND INCOME FUND, OPPORTUNITY FUND, AND ADVISOR OPPORTUNITY FUND)

The Funds may invest in emerging markets to the extent set forth in the Prospectus, and these investments present greater risk than investing in foreign issuers in general. (Under normal conditions, the Global

Emerging Markets Fixed Income Fund will invest primarily in issuers that are economically tied to emerging markets.)

A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in the past, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on the Fund's investments. Investing in many former communist socialist countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy.

Additional risk factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; the imposition of withholding and other taxes; adverse political, social or diplomatic developments limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking the legal process outside the U.S. and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Investment in non-U.S. countries also involves higher brokerage and custodian expenses than does investment in U.S. securities traded on a U.S. securities exchange or market. The occurrence of adverse events affecting one particular emerging market country or region could have more widespread effect and impact the global trading market for emerging market instruments adversely. Many of the laws that govern private and foreign investment, securities transactions and other contractual relationships in certain emerging market countries, are relatively new and largely untested. As a result, a Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, disregard of regulations on the part of other market participants, lack of established or effective avenues for legal redress, absence of standard practices and confidentiality customs characteristic of more developed markets and lack of consistent enforcement of existing regulations. Furthermore, it may be difficult to obtain and/or enforce a judgment in certain countries in which assets of the Fund are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Fund and its investments.


The term "emerging markets" includes any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the Sub-Adviser to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States.

A company in an emerging market is one that: (i) is domiciled and has its principal place of business in an emerging market or (ii) (alone or on a consolidated basis) derives or expects to derive at least 50% of its total revenue from either goods produced, sales made or services performed in emerging markets.

COMPANY DEBT. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by a Fund. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds' assets should these conditions recur.


SOVEREIGN DEBT. Investment in sovereign debt can involve a high degree of risk. The issuers of the sovereign debt securities in which the Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.


Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

LIQUIDITY, TRADING VOLUME, REGULATORY OVERSIGHT. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. The lack of liquidity could have an adverse effect on the value of a Fund's holdings, and on a Fund's ability to dispose of such holdings in respond to a specific adverse economic event, such as the deterioration in credit worthiness of a particular debtor. Some of the stocks or countries that may be selected by the Sub-Adviser for purchase or sale by the Fund may have insufficient market liquidity to allow the relevant Fund to purchase such stocks in such amounts or at such prices as the Adviser or Sub-Adviser may deem reasonable for investment under such strategy and/or there may not be readily available a means by which the Fund can gain exposure to such country's securities markets. Foreign investors in emerging markets may be limited in their ability to invest in certain industries. In addition, there is often a limit on total foreign holdings. To the extent that the ceiling has been reached in that industry, further investment by foreign investors may not be permitted. Accordingly, the ability of a Fund to invest in certain companies may be restricted, and there can be no assurance that additional restrictions on investments permissible for foreign investors will not be imposed in the future.


The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.


Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Issuers in lesser developed and emerging markets are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of such an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about such issuers than there is about U.S. issuers. In addition, such issuers are not subject to regulations similar to the U.S. Sarbanes-Oxley Act of 2002 that imposes many restrictions and mandates on the activities of companies. There is less regulation and monitoring by regulators of lesser developed and emerging market securities markets and the activities of investors, brokers and other participants than in the U.S. Moreover, issuers of securities in lesser developed and emerging markets are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information. There is also less publicly available information about lesser developed and emerging market companies than U.S. companies.

DEFAULT, LEGAL RECOURSE. The Funds may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed-income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. Moreover, if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in the emerging market because the emerging market may not be a party to any international treaty with respect to the recognition or enforcement of foreign judgments. Provisions of emerging markets laws regulate the enforcement of foreign judgments and such laws may contain broad exceptions and involve long delays in obtaining a judgment. For example, an emerging markets court may not enforce any foreign judgment if it viewed the amount of damages awarded as excessive or inconsistent with practice in that country. A party seeking to enforce a foreign judgment in an emerging market may also be required to obtain approval from the central bank of that emerging market to execute such judgment or to repatriate any amount recovered outside of the emerging market. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.


CERTAIN RISKS OF HOLDING ASSETS OUTSIDE THE UNITED STATES. A Fund generally holds its non-U.S. securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and therefore expose the Fund to additional risk. In addition there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in higher operating expenses for the Fund as compared to funds that invest only in the U.S.

SETTLEMENT RISK. Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.


INFLATION. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.


WITHHOLDING. Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which a Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to a Fund or to entities in which the Fund has invested. The Sub-Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

FOREIGN CURRENCIES. A Fund's investments in emerging markets securities involve risks relating to currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the foreign currencies in which the Fund's portfolio securities are denominated, and costs associated with conversion of investment principal and income from one currency into another. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.


EQUITY  SECURITIES  (EQUITY  FUNDS)

The Funds may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invest will cause the net asset value of the Fund to fluctuate.

Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.


EURODOLLAR AND YANKEE BANK OBLIGATIONS (FIXED INCOME FEEDER FUNDS AND GLOBAL FIXED INCOME FUNDS)


The Funds may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

FIXED INCOME SECURITIES (ALL FUNDS)

The Funds may invest in fixed income securities. To the extent each Fund invests in fixed income securities, the net asset value of the Fund may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. A Fund's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.


After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by a Fund. However, the Sub-Adviser will consider such event in its determination of whether the Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.


Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. See "Foreign Securities," below.

FLOATING AND VARIABLE RATE OBLIGATIONS ( INCOME FUNDS, GROWTH AND INCOME FUND, MID-CAP FUND)

Certain obligations that the Funds may purchase may have a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under "Foreign Securities," below.

Variable or floating rate demand notes may be issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or-at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Growth and Income Fund and Mid-Cap Fund's investments in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund's net assets.


The Funds may also buy variable rate master demand notes. The terms of the obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria for the relevant Fund's investment in money market instruments.


Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund's yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument's yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. These instruments are considered derivatives and the value of such instruments may be more volatile than other floating rate municipal obligations.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or
(ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.


FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES (GLOBAL FIXED INCOME FUNDS, FIXED INCOME FEEDER FUNDS EXCEPT THE CORE FIXED INCOME FUND, EQUITY FUNDS)


The Funds may invest in foreign currency exchange related securities.

FOREIGN CURRENCY WARRANTS. Foreign currency warrants such as Currency Exchange Warrants (SM) ("CEWs"(SM)) are warrants which entitle the holder to receive from their issuer an amount of cash

(generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the "OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities ("PERLs"(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" PERLS is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" PERLS are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE  INDEXED  PAPER.  Performance  indexed  paper  ("PIPs"(SM))  is U.S.
dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

The Fixed Income Feeder Funds have no current intention of investing in CEWs(SM), PERLs(SM) or PIPs(SM).


FOREIGN SECURITIES (ALL FUNDS EXCEPT THE CORE FIXED INCOME FUND AND NY TAX-FREE BOND FUND)


The Funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of a Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. For example, significant uncertainty surrounds the effect of the Euro (a common currency for the European Union) on the value of securities denominated in local European currencies. These and other currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.
Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.


FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES ( INCOME FUNDS EXCEPT THE CORE FIXED INCOME FUND AND NY TAX-EXEMPT BOND FUND, EQUITY FUNDS EXCEPT GROWTH AND INCOME FUND)


The Funds may enter into forward foreign currency contracts and options on foreign currencies. Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Fund may not enter into such contracts for speculative purposes. The Funds have no specific limitation on the percentage of assets that may be committed to forward contracts, subject to each Fund's stated investment objective and policies, except that no Fund will enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management. By entering into transactions in forward contracts, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

The Funds have established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which a Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts.


The Global Fixed Income Funds, Fixed Income Feeder Funds, Opportunity Fund, and Advisor Opportunity Fund may each also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

The Global Fixed Income Funds, Fixed Income Feeder Funds, Opportunity Fund and Advisor Opportunity Fund may each also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with the Fund's obligation under the forward contract. On the date of maturity the Fund may be exposed to some risk of loss from fluctuations in that currency. Although the Sub-Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Sub-Adviser will be able to do so. When a Fund enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates. The Funds that may use derivatives to enhance their returns may enter into transactions in forward contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk of losses which will reduce its gross income. For example, if the Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Fund may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

FUTURES CONTRACTS (ALL FUNDS)

The Funds may enter into futures contracts, including those on fixed income securities or indexes of municipal securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, three-month U.S. Treasury bills and on an index of municipal bonds.


A Fund may enter into transactions in futures contracts to protect itself from fluctuations in interest rates but without the risks and transaction costs of buying or selling long-term debt securities. For example, if a Fund owns long-term bonds, and interest rates were expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested, and a decline in interest rates is anticipated, which would increase the cost of fixed income securities which the Fund intends to acquire, the Fund may purchase futures contract. In the event that the projected decline in interest rates occurs, the increased cost to the Fund of the securities acquired should be offset, in whole or in part, by gains on the futures contracts. As portfolio securities are purchased, the Fund will close out its futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, the Fund will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time a purchase or sale is made, cash or securities must be provided as an initial deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

When it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund may be protected, in whole or in part, against the increased cost of acquiring bonds resulting from a decline in interest rates. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows action in anticipation of such an interest rate decline without having to sell a Fund's portfolio securities. To the extent futures contracts are entered into for this purpose, the assets in the segregated asset accounts maintained on behalf of a Fund will consist of cash, cash equivalents or high quality debt securities from the portfolio of the Fund in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial deposit and variation margin payments made for the Fund with respect to such futures contracts.

The ability to hedge effectively all or a portion of a Fund's portfolio through transactions in futures contracts depends on the degree to which movements in the value of the fixed income securities or index underlying such contracts correlate with movements in the value of securities held in the Fund's portfolio. If the security, or the securities comprising the index, underlying a futures contract is different than the portfolio securities being hedged, they may not move to the same extent or in the same direction. In that event, the hedging strategy might not be successful and the Fund could sustain losses on the hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the index or security underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a Fund's overall return could be less than if the hedging transactions had not been undertaken.

The trading of futures contracts on an index of fixed income securities entails the additional risk of imperfect correlation between movements in the futures price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract approaches.


A Fund would purchase or sell futures contracts only if, in the judgment of the Sub-Adviser, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.


The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held for a Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


Investments in futures contracts also entail the risk that if the Sub-Adviser's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if the Fund had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fund's portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which are hedged because there will be offsetting losses in the Fund's futures positions. In addition, in such situations, if a Fund has insufficient cash, bonds may have to be sold from the Fund's portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Sub-Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding a Fund's portfolio.

Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds and the Sub-Adviser, the Funds and the Adviser are not deemed to be a "commodity pool" or a "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to the CFTC regulations, the substantive limitations set forth in the Trusts' exemption filing with respect to its use of futures contracts are no longer applicable.


When a futures contract is purchased, an amount of cash or cash equivalents will be deposited in a segregated account with a Fund's custodian bank so that the amount so segregated, plus the initial and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that less than 30% of a Fund's gross income be derived from the sale or other disposition of stock or securities held for less than three months.

The Investor Trust would purchase and sell futures contracts on indexes of municipal securities on behalf of the New York Tax-Free Bond Fund for the purpose of hedging against a broad market decline which would cause a general reduction in the value of the Fund's portfolio of municipal securities, or in the value of a portion of such portfolio. To the extent that municipal securities held in the New York Tax-Free Bond Fund's portfolio are the same, or have the same characteristics, as the securities comprising the index underlying the futures contract, changes in the value of the index should correlate closely with changes in the value of the Fund's portfolio securities. Under such circumstances, declines in the value of the New York Tax-Free Bond Fund's portfolio securities may be offset through gains on the Fund's futures position. Similarly, the New York Tax-Free Bond Fund may purchase futures contracts on indexes of municipal securities when it expects to acquire municipal securities for the Fund and anticipates an increase in the cost of such securities prior to acquisition. To the extent that the securities to be acquired reflect the composition of the index underlying the futures contract, such increased cost may be offset, in whole or in part, through gains on the futures position. To the extent that the New York Tax-Free Bond Fund enters into futures contracts on securities other than municipal bonds, there is a possibility that the value of such futures contracts will not correlate in direct proportion to the value of the portfolio securities since the value of municipal bonds and other debt securities may not react in the same manner to a general change in interest rates and may react differently to factors other than changes in the general level of interest rates. The New York Tax-Free Bond Fund's overall performance would be adversely affected if the value of its futures contracts on securities other than municipal bonds declined disproportionately to the value of the Fund's municipal bond portfolio.


HIGH YIELD/HIGH RISK SECURITIES (GLOBAL FIXED INCOME FUNDS; FIXED INCOME FEEDER FUNDS EXCEPT CORE FIXED INCOME FUND, EQUITY FUNDS EXCEPT THE GROWTH AND INCOME
FUND)

The Funds may invest in high yield/high risk securities. Securities rated lower than Baa by Moody's or lower than BBB by S&P are referred to as "non-investment grade," "high yield" or "junk" bonds. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks that may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. Since the risk of default is higher among lower rated, high-yield bonds, the Sub-Adviser's research and analyses are important ingredients in the selection of lower rated, high-yield bonds. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.


Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Funds to achieve their investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Funds were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Funds may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash. The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Funds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Sub-Adviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a security held by the Funds, the Funds may retain the security if the Adviser deems it in the best interest of investors.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES (ALL FUNDS)

The Funds may each invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by each Trust's Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

The Sub-Adviser may determine that a particular Rule 144A security is liquid and thus not subject to a Fund's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Sub-Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVERSE FLOATING RATE OBLIGATIONS (GLOBAL FIXED INCOME FUNDS AND FIXED INCOME FEEDER FUNDS)

The Funds may invest in inverse floating rate obligations ("inverse floaters"). Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed-income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes prepayment rates on the related underlying mortgage assets.


INVESTMENT COMPANY SECURITIES (ALL FUNDS)

Each Fund may invest in securities issued by other investment companies. Such securities will be acquired by a Fund within the limits prescribed by the 1940 Act, which with the exception of master/feeder arrangements, affiliated fund of funds arrangements (such as the LifeLine Funds) and certain money market fund investments, generally include a prohibition against a Fund investing more than 5% of the value of its total assets in the securities in any other particular investment company, or more than 10% of the value of its total assets in all such securities in the aggregate, unless the Fund qualifies for certain exemptions which (with respect to investments in other investment companies that are not in the same group of investment companies as the Fund) may involve limiting the amount the Fund may redeem of such securities and/or abiding by certain procedures concerning the voting of those securities. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. A Fund may invest in the securities of the HSBC Investor Market Fund under the cash sweep program (described under "Cash Sweep Program")

The foregoing pertains to Funds that are not Feeder Funds and to the various Underlying Portfolios, however, the Portfolios that serve as Underlying
Portfolios for the LifeLine Funds will not in turn make investments in other investment companies that would require reliance upon the fund of fund exemptions in section 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act. As described above in this SAI, each Feeder Fund invests all of its assets in a single Underlying Portfolio under a master/feeder arrangement. In addition, each of the LifeLine Funds is an affiliated fund of funds, and as such may invest up to 100% of its assets in the HSBC Investor Money Market Fund and certain HSBC Investor Portfolios.

The Investor Trust may, in the future, seek to achieve the investment objective of the Global Fixed Income Funds, New York Tax-Free Bond Fund, Growth and Income Fund and Mid-Cap Fund by investing all of their assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund (i.e under a master/feeder arrangement). In such event, the investment advisory contracts for the Funds would be terminated. Such change would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust was to continue to retain the services of an investment adviser for the Fund and the assets of the Funds were to continue to be invested directly in portfolio securities.

The Funds' investments in other investment companies may include exchange traded funds ("ETFs"), as a means of gaining exposure to a market or sector that a Fund invests in. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile that the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

LENDING OF PORTFOLIO SECURITIES (ALL FUNDS)

Except as noted below, the Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets. The Advisor Opportunity Fund and Opportunity Fund may each lend portfolio securities in an amount up to 30% of total Fund assets. The New York Tax-Free Bond Fund and Mid-Cap Fund may each lend portfolio securities in an amount up to 33 1/3% of Fund net (rather than total) assets. Loans of portfolio securities may be made to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities earn income for the Fund and are collateralized by cash, cash equivalent or U.S. government securities. The Fund might experience a loss if the financial institution defaults on the loan. The borrower at the initiation of the loan must deposit with a Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities, and then must continue to make deposits as necessary to maintain collateral of at least 100% of the value of the loaned securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET SECURITIES (ALL FUNDS)


Each  Fund's  investments  in  money  market  instruments  will  consist  of (i)
short-term   obligations   of   the   U.S.   Government,    its   agencies   and
instrumentalities; (ii) other short-term debt securities rated A or higher by Moody's or S&P or, if unrated, of comparable quality in the opinion of the Sub-Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers' acceptances and time deposits: and (v) repurchase agreements and (vi) the HSBC Investor Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.


Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.


MORTGAGE DOLLAR ROLL TRANSACTIONS (GLOBAL FIXED INCOME FUNDS AND FIXED INCOME FEEDER FUNDS)


The Funds may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. A Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. A Fund may also be compensated by receipt of a commitment fee. When a Fund enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Fund's custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Fund's investment restrictions.


MORTGAGE-RELATED SECURITIES (GLOBAL FIXED INCOME FUNDS, FIXED INCOME FEEDER FUNDS, GROWTH AND INCOME FUND, MID-CAP FUND, OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND)


The Funds may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million 30-year FNMA 9's and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

Mortgage-backed  securities  have yield and  maturity  characteristics  that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some  mortgage-related  securities (such as securities  issued by the
Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues participation certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.


Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Global Fixed Income Funds, Fixed Income Feeder Funds, Growth and Income Fund, Mid-Cap Fund, Opportunity Fund, and Advisor Opportunity Fund will not purchase mortgage-related securities or other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of a Fund's net assets will be illiquid.


Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage- related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C,
Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities --Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage- backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES - TYPES OF CREDIT SUPPORT. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.


OPTIONS AND FUTURES (ALL FUNDS)

The Funds may invest in options and futures contracts to the extent set forth in the Prospectus and this SAI. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of a Fund. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund's return. Certain strategies limit the potential of a Fund to realize gains as well as limit their exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position.


OPTIONS ON SECURITIES. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A Fund may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if a Fund writes an option which expires unexercised or is closed out by a Fund at a profit, the Fund retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option a Fund determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by a Fund in the same market environments in which call options are used in equivalent buy-and-write transactions.

A Fund may also write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, a Fund undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option on a portfolio security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by a Fund solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund will purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit the Fund to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.


The staff of the SEC has taken the position that purchased over-the-counter options and certain assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Fund's assets (the "SEC illiquidity ceiling"). The Sub-Adviser intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Funds intend to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts the Funds have in place with such primary dealers will provide that the Funds have the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. A Fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

OPTIONS  ON  SECURITIES  INDICES.  A Fund may cover call  options on  securities indices by owning securities whose price changes, in the opinion of the Sub-Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on securities indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or cash equivalents in a segregated account with its custodian. A Fund may cover put options on securities indices by maintaining cash or cash equivalents with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. Put and call options on securities indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

A Fund will receive a premium from writing a put or call option on a securities index, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investment. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options on securities indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

The purchase of call options on securities indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

RISK FACTORS:

IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH THE FUND'S PORTFOLIO. The ability of a Fund to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, and forward contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of that Fund's portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, futures contracts or forward contracts traded, a Fund's hedging strategy may not be successful and the Fund could sustain losses on its hedging strategy which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, future contract or forward contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a Fund's overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures contracts and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, a Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where a Fund enters into forward contracts as a "cross hedge" (i.e., the purchase or sale of a forward contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Fund incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

The correlation between prices of securities and prices of options, futures contracts or forward contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, futures contract and forward contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Sub-Adviser may still not result in a successful transaction. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the option, futures contract or forward contract approaches.


The trading of options, futures contracts and forward contracts also entails the risk that, if the Sub-Adviser's judgment as to the general direction of interest or exchange rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates, and rates instead decline, the Fund will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

It should be noted that the Intermediate Duration Fund, Opportunity Fund and Advisor Opportunity Fund may each purchase and write options not only for hedging purposes, cash management, or to simulate investments in otherwise permissible securities, but also for the purpose of attempting to increase its return. As a result, the Intermediate Duration Fixed Income Fund, Opportunity Fund and Advisor Opportunity Fund will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of portfolio securities or decreases in the cost of securities to be acquired.


POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a position in an exchange-traded option, futures contract or option on a futures contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and a Fund could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on a Fund's ability effectively to hedge its portfolio.

The liquidity of a secondary market in an option or futures contract may be adversely affected by "daily price fluctuation limits," established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent a Fund from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and futures contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and futures contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

OPTIONS ON FUTURES CONTRACTS. In order to profit from the purchase of an option on a futures contract, it may be necessary to exercise the option and liquidate the underlying futures contract, subject to all of the risks of futures trading. The writer of an option on a futures contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

ADDITIONAL RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON THE UNITED STATES EXCHANGES. The available information on which a Fund will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for a Fund to respond in a timely manner.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund's position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the CFTC has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations which would make it difficult or impossible for a Fund to enter into the trading strategies identified herein or to liquidate existing positions.

As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. A Fund may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or forward contracts it has entered into. This could occur, for example, if an option written by a Fund is exercised or the Fund is unable to close out a forward contract it has entered into. In addition, a Fund may elect to take delivery of such currencies. Under such circumstances, a Fund may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, a Fund may hold such currencies for an indefinite period of time if the Sub-Adviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Sub-Adviser anticipates favorable movements in such rates.

While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes a Fund to risk of loss if such rates move in a direction adverse to a Fund's position. Such losses could also adversely affect a Fund's hedging strategies. Certain tax requirements may limit the extent to which a Fund will be able to hold currencies.

Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds and the Adviser, the Funds and the Adviser are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Funds' exemption filing with respect to its use of futures contracts are no longer applicable.

When a Fund purchases a futures contract, an amount of cash and cash equivalents will be deposited in a segregated account with the Fund's custodian so that the amount so segregated will at all times equal the value of the futures contract, thereby insuring that the leveraging effect of such futures is minimized.

OTHER DEPOSITORY RECEIPTS (CDRS, EDRS, GDRS) (GROWTH AND INCOME FUND, MID-CAP FUND, AND INTERNATIONAL FUNDS)


The Funds may invest in depository receipts. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are issued globally and evidence a similar ownership arrangements. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The Funds may invest in EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

PARTICIPATION INTERESTS (NY TAX-FREE BOND FUND)

The Fund may purchase Fund participation interests from banks in all or part of specific holdings of Municipal Obligations. The Fund has the right to sell the participation interest back to the bank and draw on the letter of credit or guarantee for all or any part of the full principal amount of the participation interest in the security, plus accrued interest. In some cases, these rights may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank. Participation interests will be purchased only if in the opinion of counsel interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund.


REAL ESTATE SECURITIES (EQUITY FUNDS)

The Funds may invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITS can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from the environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants changes in interest rates.


REPURCHASE AGREEMENTS (ALL FUNDS)

The Funds may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which a portfolio or fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, a Fund will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, each Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, a Fund will seek to liquidate such collateral. The Sub-Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. However, the exercise of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. It is the current policy of the Growth and Income Fund and Core Plus Fixed Income Fund not to enter into repurchase agreements exceeding in the aggregate 10% and 15% of the market value of the respective Fund's total assets. The Overseas Equity Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held for the Fund exceed 15% of the Fund's net assets.


The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. While the managements of the Trusts and the Portfolios Trust acknowledge these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.


SHORT-TERM TRADING (All FUNDS)


The Funds may engage in short-term trading. Although the Funds will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the management's view to achieve the investment objective of the Fund. A change in the securities held by a Fund is known as "portfolio turnover." Management does not expect that in pursuing the Fund's investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with each Fund's investment objective. The trading costs and tax affects associated with portfolio turnover may adversely affect the Fund's performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing a Fund's investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to a Fund.


SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS (GLOBAL FIXED INCOME FUNDS, FIXED INCOME FEEDER FUNDS, MID-CAP FUND, OPPORTUNITY FUND, INTERNATIONAL EQUITY FUND AND ADVISOR OPPORTUNITY FUND)


The Funds may invest in  sovereign  and  supranational  debt  obligations.  Debt instruments issued or guaranteed by foreign governments, agencies, and supranational ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

SPECIAL FACTORS AFFECTING NEW YORK (NY TAX-FREE BOND FUND)


The Sub-Adviser intends to invest a high proportion of the New York Tax-Free Bond Fund's assets in New York municipal obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in the Fund's concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of New York issues with the yield of a more diversified portfolio including out-of-state issues before making an investment decision. The Sub-Adviser believes that by maintaining the Fund's investment portfolio in liquid, shorter-term municipal obligations, the Fund is somewhat insulated from the credit risks that may exist for long-term New York municipal obligations.


New York State and other issuers of New York municipal obligations have historically experienced periods of financial difficulties which have caused the credit ratings of certain of their obligations to be downgraded by certain rating agencies. Beginning in 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. In the early 1990s, New York faced additional financial difficulties which resulted in a lowering by Moody's and S&P of their credit ratings on certain New York municipal obligations. Recurrence of such financial difficulties could result in defaults or declines in the market values of various New York municipal obligations in which the Fund may invest. There can be no assurance that credit ratings on obligations of New York State and New York City and other New York municipal obligations will not be downgraded further.

The fiscal stability of New York is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in recent years, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

New York City's general obligation debt is rated A2 by Moody's, A by S&P and A+ by Fitch.

For further information concerning New York municipal obligations, see Appendix C to this SAI. The summary set forth above and in Appendix C is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete.


SWAPS, CAPS, FLOORS AND COLLARS (GLOBAL FIXED INCOME FUNDS AND FIXED INCOME FEEDER FUNDS)


The Funds may enter into swap contracts and other similar instruments in accordance with its policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which a Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

The Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities, to avoid any potential leveraging. A Fund will not enter into any swap agreement unless the unsecured commercial paper, senior debt or the claims-paying ability of the counterparty is rated AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, rated comparably by another NRSRO or determined by the Sub-Adviser to be of comparable quality.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.


U.S. GOVERNMENT SECURITIES (ALL FUNDS)

The Funds may invest in U.S. Government Securities to the extent set forth in the prospectus and this SAI. The International Equity Portfolio may invest in U.S. Government Securities for liquidity purposes and for temporary defensive purposes. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.


WARRANTS (GROWTH FUND, INTERNATIONAL FUNDS, VALUE FUND, MID-CAP FUND)


A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of a Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (INCOME FUNDS, GROWTH AND INCOME FUND AND MID-CAP FUND)


The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery. If the other party to a when-issued transaction fails to deliver or pay for the security, a Fund could miss a favorable price or yield opportunity or suffer a loss.

The Growth and Income Fund and Mid-Cap Fund will each hold liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will hold additional liquid assets on a daily basis so that the value of the assets segregated is equal to the amount of such commitments. It is the current policy of the Growth and Income Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

The Income Funds may invest in "when-issued" municipal obligations. New issues of municipal obligations may be offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time a Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time a Fund commits to purchase the "when-issued" or "forward delivery" municipal obligation and the time delivery and payment are made, the "when-issued" or "forward delivery" municipal obligation is treated as an asset of the Fund and the amount which the Fund is committed to pay for that municipal obligation is treated as a liability of the Fund. No interest on a "when-issued" or "forward delivery" municipal obligation is accrued for a Fund until delivery occurs. Although a Fund only makes commitments to purchase "when-issued" or "forward delivery" municipal obligations with the intention of actually acquiring them, the Fund may sell these obligations before the settlement date if deemed advisable by the Sub-Adviser.

Purchasing municipal obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" or "forward delivery" municipal obligation may have a lesser (or greater) value at the time of settlement than a Fund's payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the "when-issued" or "forward delivery" municipal obligation before the settlement date or if a Fund sells other obligations from the Fund's portfolio in order to meet the payment obligations, the Fund may realize a capital gain, which is not exempt from federal, New York State or New York City income taxation.

Municipal obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a "when-issued" or "forward delivery" basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time the Fixed Income Funds enter into a transaction on a "when-issued" or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the "when-issued" or "forward delivery" commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of a Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Fixed Income Funds' obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than a Fund's payment obligations).

WRITING COVERED CALLS (GROWTH AND INCOME FUND, MID-CAP FUND)

The Funds may seek to earn premiums by writing covered call options against some of the securities in its portfolio provided the options are listed on a national securities exchange. A call option is "covered" if a Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. A Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

A Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium.

To the extent permitted under this SAI, a Fund may engage in transactions for the purchase and sale of stock index options, stock index futures contracts and options on stock index futures.


ZERO COUPON OBLIGATIONS (INCOME FUNDS, GROWTH AND INCOME FUND, MID-CAP FUND)


      The Funds may invest in zero coupon obligations, which are fixed-income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. A Fund will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund's distribution obligations, in which case the Fund will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

                               PORTFOLIO TURNOVER

      For the purposes of this section, the term "Adviser" also includes the Sub-Advisers for the Funds.

      The Adviser manages each Fund generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, a Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for a Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing the Fund's portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to each Fund, including brokerage commissions, and the realization of capital gains which are taxable to the Fund's shareholders tend to increase as the portfolio turnover increases.

      For the fiscal years ended October 31, 2006 and October 31, 2005, the portfolio turnover rate for each Fund or its Underlying Portfolio was:


FUND^                                                       2006          2005
-----                                                       ----          ----
Intermediate Duration Fund                                 236.51%       107.26%
Core Plus Fund (Advisor)                                   273.91%       176.60%
New York Tax-Free Bond Fund                                 12.69%        13.87%
Growth Fund                                                 75.06%        79.54%
Growth and Income Fund                                      34.85%       106.49%
High Yield Fixed Income Fund +                              13.61%          N/A
Mid-Cap Fund                                                53.16%       169.62%
Overseas Equity Fund                                        33.39%        31.32%
Value Fund                                                  20.63%        16.45%
Core Plus Fund                                             273.91        273.91
International Equity Fund                                   33.39%        31.32%
Opportunity Fund                                            60.83%        63.95%
Opportunity Fund (Advisor)++                                60.83%        63.95%
LifeLine Aggressive Growth Strategy Fund                    48.46%        49.10%
LifeLine Growth Strategy Fund                               80.30%        69.23%
LifeLine Moderate Growth Strategy Fund                     101.57%        84.55%
LifeLine Conservative Growth Strategy Fund                  96.58%        72.14%
LifeLine Conservative Income Strategy Fund                 110.57%        79.90%

^ For each of the Feeder Funds and LifeLine Funds, the turnover rate is calculated based upon the Fund's interest in the Underlying Portfolio or Portfolios in which the Fund invested for the fiscal year ended October 31, 2006.
+ The High Yield Fund commenced operations on November 18, 2005.
++ Formerly the Small Cap Equity Fund

      The portfolio turnover rate increased from 2005 to 2006 on the Intermediate Duration Portfolio and Core Plus Portfolio due to active management and a change in the investment policies of the Portfolios, that became effective February 28, 2006. There was a high turnover rate in fiscal 2005 for the Growth and Income and Mid Cap Funds because new sub-advisers began managing the Funds in 2005, and certain investment strategies were modified.

      If a Fund (or Portfolio) has a high portfolio turnover rate (e.g. 100% or more), transaction costs incurred by the Fund (or Portfolio), and the realized capital gains and losses may be greater than those of a Fund (or Portfolio) with a lesser portfolio turnover rate. See "Portfolio Transactions" and "Tax Matters".


                             PORTFOLIO TRANSACTIONS

      For the purposes of this section, the term "Adviser" also includes the Sub-Advisers for the Funds.

      The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Funds. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund's shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although each Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for a Fund with a broker-dealer affiliate of the Adviser.

      The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund or Portfolio is not reduced because the Adviser and its affiliates receive such services.


      Generally, fixed income securities and money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser (including a Sub-Adviser to the relevant Fund or Portfolio), the Fund (or Portfolio) or BISYS Fund Services are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or BISYS Fund Services may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trusts regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause a Fund (or Portfolio) to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

      The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published proposed interpretative guidance that would tighten existing standards concerning the types of expenses that qualify for the
Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by a Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided such Research.

      Investment decisions for each Fund or Portfolio and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds' ability to participate in volume transactions will produce better executions for the Funds.

      The Boards of Trustees of the Trusts have adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

      If a Fund invests primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, such Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

      In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.


      For the fiscal years ended October 31, 2006, 2005 and 2004, the Funds (or the corresponding Underlying Portfolios) paid aggregate brokerage commissions as shown in the following table:

FUND^                                         2006          2005          2004
-----                                         ----          ----          ----

Growth Portfolio*                           $ 80,231      $ 75,164      $ 47,606
Growth and Income Fund                      $ 38,451      $465,974      $391,857
Mid-Cap Fund                                $ 28,970      $422,678      $474,162
International Equity Portfolio              $232,187      $191,558      $501,585
Opportunity Portfolio                       $371,161      $636,182      $846,081
Value Portfolio*                            $ 17,223      $ 52,133      $ 13,812

^ Each of the Feeder Funds and LifeLine Funds bear a proportionate share of the amounts applicable to the Underlying Portfolio or Portfolios, to the extent of their investment in the Underlying Portfolio or Portfolios. The Intermediate Duration Portfolio, Core Plus Portfolio and New York Tax-Free Bond Fund paid no brokerage commissions during the last three fiscal years.


* The Growth Fund and the Value Fund commenced operations on May 7, 2004.




      During the last fiscal year ended October 31, 2006, the Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as follows. The following shows the aggregate holdings of the securities of each such issuer as of October 31, 2006. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust's portfolio transactions during the its most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust's most recent fiscal year.)


------------------------------------------------------------------------------------------------------------------------------
               Citigroup   Lehman   Bear       Goldman     Morgan     Bank of     Societe    CS First   UBS         J.P.
                           Brothers Sterns     Sachs       Stanley    America     Generales  Boston                 Morgan
------------------------------------------------------------------------------------------------------------------------------
Intermediate   $760,065             $203,531               $535,192   $145,971                          $399,257    $467,146
Duration
Fixed Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Core Plus      $4,239,872           $1,119,422            $2,566,605  $792,415                          $1,280,360  $2,522,624
Fixed Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------
High Yield
Fixed Income
Portfolio*
------------------------------------------------------------------------------------------------------------------------------
New York Tax
Free Bond
Fund*
------------------------------------------------------------------------------------------------------------------------------
Growth                                                                                                  $1,498,992
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Growth and                                                                        $5,879,137                        $830,200
Income Fund
------------------------------------------------------------------------------------------------------------------------------
Value          $1,841,223                                                                                           $1,620,076
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund*
------------------------------------------------------------------------------------------------------------------------------
International                                  $1,375,978                         $5,879,137  $4,890,649
Equity
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Opportunity                                                           $1,271,332
Portfolio+
------------------------------------------------------------------------------------------------------------------------------

+Formerly the Small Cap Portfolio
*The New York Tax Free Bond Fund, Mid-Cap Fund, Opportunity Portfolio and High Yield Portfolio did not acquire any securities issued by the Funds' regular brokers, dealers or their parent companies.


                               PORTFOLIO HOLDINGS

      The Boards of Trustees of the Trusts have adopted policies and procedures for the respective Trusts relating to disclosure of each Trust's portfolio securities (the "Policy"). The Policy is designed to ensure disclosure of holdings information where necessary to each Trust's operation or useful to each Trust's shareholders without compromising the integrity or performance of such Trust.

      Pursuant to applicable law, each Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. Each Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.


      These reports are also available, free of charge, on the Trusts' website at www.investorfunds.us.hsbc.com. The Trusts' website also provides information about each Fund's (or Underlying Portfolio's) top 10 holdings, sector holdings and other characteristics data as of the end of the most recent calendar quarter. This information on the website is provided with a lag of at least 60 days and is available until updated as of the next fiscal quarter. The information on the Trusts' website is publicly available to all categories of persons.

      The Trusts or the Adviser may share non-public holdings information of the Trusts sooner than 60 days of the end of each fiscal quarter with the Adviser and other service providers to the Trusts (including the Trusts' custodian, the Trusts' sub-administrator, BISYS; and pricing services such as FT Interactive). In addition, each Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor's Corporation, Morningstar ("Morningstar"), Lipper Analytical Services ("Lipper") and Bloomberg L.P. (Bloomberg"). These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trusts or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trusts' Officers may authorize disclosure of the Trusts' holdings portfolio information to service providers where such service provider needs information to fulfill its duties.


      The Trusts may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to fund counsel and the Chief Compliance Officer ("CCO"). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.


      Currently,  the Trusts have arrangements to provide additional  disclosure
of  holdings  information  to  the  following   evaluation   services:   Lipper,
Morningstar, Bloomberg and Standard & Poor's Corporation


      No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trusts, the Adviser and its affiliates.


      Pursuant to the Policy, the Trust's Chief Compliance Officer ("CCO") may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Funds (or Underlying Portfolios) may disclose their holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a "Material Compliance Matter" as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Boards of Trustees.


                             INVESTMENT RESTRICTIONS


      The Trusts, with respect to each Fund, and the Portfolio Trust, with respect to the Underlying Portfolios, have adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund or its corresponding Portfolio. The term "majority of the outstanding voting securities" as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities." The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.


ALL FUNDS

      Each  of  the  Funds  is   subject   to  the   following   non-fundamental
restrictions, in addition to the fundamental and non-fundamental restrictions set forth below under the headings for each Fund:


1. The Fund may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

2. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

3. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.


GLOBAL FIXED INCOME FUNDS, CORE FIXED INCOME FUND (CORE FIXED INCOME PORTFOLIO), HIGH YIELD FIXED INCOME FUND (HIGH YIELD PORTFOLIO), AND SHORT DURATION FUND (SHORT DURATION PORTFOLIO)


      As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in a separate registered investment company with substantially the same investment objectives):

      1.    borrow money, except to the extent permitted under the 1940 Act;

      2.    issue any senior securities, except as permitted under the 1940 Act;

      3.    act  as  underwriter  of  securities   within  the  meaning  of  the
            Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities
            acquired   within  the   limitation   of  purchases  of   restricted
            securities;

      4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

      5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

      6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

      7. purchase any securities, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


      In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.


CORE PLUS FIXED INCOME FUND (CORE PLUS FIXED INCOME PORTFOLIO) / ADVISOR TRUST CORE PLUS FIXED INCOME FUND (CORE PLUS FIXED INCOME PORTFOLIO)

      As a matter of fundamental policy, the Core Plus Fund/Advisor Trust Core Plus Fixed Income Fund will not (except that none of the following investment restrictions shall prevent the Investor Trust from investing all of the Fund's assets in a separate registered investment company with substantially the same investment objectives):

      1.    invest in physical commodities or contracts on physical commodities;

      2. purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

      3. make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, and (ii) by lending its portfolio securities;

      4. with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

      5. with respect to 75% of its assets, purchase securities of any issuer if, as the result, more than 5% of the Portfolio's (Fund's) total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

      6. underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

      7. acquire any securities of companies within one industry if as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position; and provided further that mortgage-backed securities shall not be considered a single industry for the purposes of this investment restriction;

      8. borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

      9.    issue senior securities, except as permitted under the 1940 Act.

      In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

      In applying fundamental policy number 8, borrowing for the purposes of meeting redemption requests that in the aggregate constitute 5% or more of the Portfolio's (Fund's) net assets shall be deemed to be borrowings made for emergency purposes.


      The Core Plus Fixed Income Fund / Advisor Trust Core Plus Fixed Income Fund are also subject to the following restrictions which may be changed by their respective Boards of Trustees without investor approval (except that none of the following investment policies shall prevent the Trust or Advisor Trust from investing all of the assets of the Fund in a separate registered investment company with substantially the same investment objectives).


      As a matter of non-fundamental policy, the Fund will not:

      1. invest in futures and/or options on futures to the extent that its outstanding obligations to purchase securities under any future contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets;

      2. invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets, except that this limitation does not apply to warrants acquired in units or attached to securities ; or

      3. enter into repurchase agreements exceeding in the aggregate 15% of the market value of its total assets.

INTERMEDIATE DURATION FIXED INCOME FUND

      As a matter of fundamental policy, the Intermediate Duration Fund will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's assets in a separate registered investment company with substantially the same investment objectives):

      1.    invest in physical commodities or contracts on physical commodities;

      2. purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interest in real estate;

      3. make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, and (ii) by lending its portfolio securities;

      4. with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

      5. with respect to 75% of its assets, purchase securities of any issuer if, as the result, more than 5% of the Portfolio's (Fund's) total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

      6. underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

      7. acquire any securities of companies within one industry if as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position; and provided further that mortgage-backed securities shall not be considered a single industry for the purposes of this investment restriction;

      8. borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio
            (Fund) maintains asset coverage of at least 300% for all such borrowings;

      9.    issue senior securities, except as permitted under the 1940 Act.

      In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

      The Fund is also subject to the following restrictions which may be changed by the Board of Trustees without investor approval (except that none of the following investment policies shall prevent the Trust from investing all of the assets of the Fund in a separate registered investment company with substantially the same investment objectives). As a matter of non-fundamental policy, the Fund will not:

      1. invest in futures and/or options on futures to the extent that its outstanding obligations to purchase securities under any future contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets;

      2. invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

NEW YORK TAX-FREE BOND FUND

      As a matter of fundamental policy, the New York Tax-Free Bond Fund may not:

      1. borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities), provided that collateral arrangements with respect to futures contracts, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this Investment Restriction;

      2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities and except that deposits of initial and variation margin in connection with the purchase, ownership, holding or sale of futures contracts may be made;

      3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling a portfolio security for the Fund;

      4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      5. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

      6. concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry, except that positions in futures contracts shall not be subject to this Investment Restriction and except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund;

      7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction
            (1) above, and provided that collateral arrangements with respect to futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this Investment Restriction;

      8. write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the writing, purchase, ownership, holding or sale of futures contracts;

      9. invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days); provided, however, that this Investment Restriction shall not apply to (a) any security if the holder thereof is permitted to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such security or by tendering or "putting" such security to a third party, or (b) the investment by the Trust of all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund;

      10. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund; or

      11. purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

      For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable rules of the SEC, be considered a separate security and treated as an issue of such government, other entity or bank.


      In applying fundamental policy number 1, borrowing for the purposes of meeting redemption requests that in the aggregate constitute 5% or more of the Fund's net assets shall be deemed to be borrowings made for emergency purposes. For purposes of interpreting fundamental policies above, securities deemed to be liquid in accordance with procedures adopted by the Board of Trustees are not included in the limitations set forth in Item 9.


      As a matter of non-fundamental policy:

            1. No futures contract will be entered into for the New York Tax-Free Bond Fund if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund would exceed 5% of the market value of the total assets of the Fund.

            2. The aggregate market value of the futures contracts held for the Fund not exceed 50% of the market value of the Fund's total assets.

      Neither of the above restrictions will be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

GROWTH FUND (GROWTH PORTFOLIO) and VALUE FUND (VALUE PORTFOLIO)

      As a matter of fundamental policy, each of the Growth Fund and Value Fund will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Growth Fund's or Value Fund's assets in a separate registered investment company with substantially the same investment objective):

      1.    invest in physical commodities or contracts on physical commodities;

      2. purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

      3. make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio's investment objective and policies;

      4. borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

      5. underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

      6. acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

      7.    issue senior securities, except as permitted under the 1940 Act;

      8. with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's (Fund's) total assets taken at market value would be invested in the securities of any single issuer; and

      9. with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

      As a matter of non-fundamental policy, the Fund will not:

      1. enter into a futures contract if, immediately thereafter, the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of the Fund's total assets. Moreover, the Fund will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options;

      2. invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

GROWTH AND INCOME FUND

      The Growth and Income Fund observes the following fundamental investment restrictions. Except as otherwise noted, the Fund may not:

      1. purchase securities on margin or purchase real estate or interest therein, commodities or commodity contracts, but may purchase and make margin payments in connection with financial futures contracts and related options);

      2. with respect to 75% of its total assets (taken at market value), purchase a security if as a result (1) more than 5% of its total assets (taken at market value) would be invested in the securities (including securities subject to repurchase agreements), of any one issuer, other than obligations which are issued or guaranteed by the United States Government, its agencies or instrumentalities or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer;

      3. engage in the underwriting of securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired;

      4. effect a short sale of any security (other than index options or hedging strategies to the extent otherwise permitted), or issue senior securities except as permitted in paragraph (5). For purposes of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

      5. borrow money, except that the Fund may borrow from banks where such borrowings would not exceed 33-1/3% of its total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of the Fund's total assets taken at market value;

      6. invest for the purpose of exercising control over management of any company;

      7. invest more than 10% of its total assets in the securities of other investment companies;

      8. invest in any security, including repurchase agreements maturing in over seven days or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 15% of the market value or respective Fund's total assets would be so invested;

      9. purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus of the Fund; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, other minerals or companies which purchase or sell real estate or real estate mortgage loans;

      10. have dealings on behalf of the Fund with Officers and Trustees of the Fund, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Fund;

      11.   purchase  the  securities  of  issuers  conducting  their  principal business  activity in the same  industry if,  immediately  after the purchase and as a result thereof, the value of the Fund's investments in that industry would exceed 25% of the current value of the Fund's total assets, provided that (a) there is no limitation with respect to investments in obligations of the United States Government, its agencies or; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and


      12. make loans, except that the Fund may make loans or lend its portfolio securities if, as a result, the aggregate of such loans does not exceed 33-1/3% of the value of the Fund's total assets.

      For purposes of interpreting fundamental policies above, securities deemed to be liquid in accordance with procedures adopted by the Board of Trustees are not included in the limitations set forth in Item 8.


      The Growth and Income Fund is also subject to the following restrictions which may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, the Growth and Income Fund will not:

      1. purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities;

      2. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the put options, determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call options written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold, and the aggregate value of securities subject to call options written by the Fund may not exceed 25% of the value of the Fund's net assets; and (d) at the time a put is written, the Fund segregates with its custodian assets consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put, marked to market daily (this segregation must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written);

      3. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets; and

      4. enter into repurchase agreements exceeding in the aggregate 10% of the market value of the Fund's total assets.

MID-CAP FUND

      As a matter of fundamental policy, the Mid-Cap Fund may not:

      1. borrow money, except that as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

      2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

      3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Act of 1933, as amended (the "1933 Act"), in selling a portfolio security for the Fund;

      4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      5. purchase or sell real estate (including limited interests but excluding securities secured by real estate interests therein), interests in oil, gas or mineral leases, or commodity contracts in the ordinary course of business the Trust reserves the freedom of action to hold and to sell for the real estate acquired as a result of its ownership of securities);

      6. concentrate its investments in any particular industry except for obligations of the U.S. Government and domestic banks), but it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at value at the time of each investment) may be invested in any one industry;

      7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction
            (1) above;

      8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

      9. sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that if such right is conditional the sale is made upon the same conditions;

      10.   invest for the purpose of exercising control or management;

      11. taken together with any investments described in clause (14) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

      12. purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

      13. write, purchase or sell any put or call option or any combination thereof;

      14. taken together with any investments described in clause (11) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

      15. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

      16. make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.


      For purposes of interpreting fundamental policies above, securities deemed to be liquid in accordance with procedures adopted by the Board of Trustees are not included in the limitations set forth in Items 11 and 14.


      The Mid-Cap Fund is also subject to the following restriction which may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, the Mid-Cap Fund will not:

      1. purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities.


OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO) /
ADVISOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO)

      As a matter  of  fundamental  policy,  the  Opportunity  Fund and  Advisor
Opportunity Fund will not (except that none of the following investment restrictions shall prevent the Investor Trust or Advisor Trust from investing all of the Fund's assets in a separate registered investment company with substantially the same investment objective):


      1.    borrow  money or mortgage  or  hypothecate  assets of the  Portfolio
            (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) net assets, it may borrow money (including from a bank or through reverse repurchase agreements, forward roll transactions involving mortgage backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

      2. underwrite securities issued by other persons except insofar as the Portfolio (Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

      3. make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

      4. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Fund) may hold and sell, for the Portfolio's (Fund's ) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

      5. concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry;

      6. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

      7. with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.


      The Opportunity Fund and Advisor Opportunity Fund are also subject to the following restrictions which may be changed by the respective Boards of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Investor Trust or Advisor Trust from investing all of the assets of the Opportunity Fund or Advisor Opportunity Fund in a separate registered investment company with substantially the same investment objective).

      As a matter of non-fundamental policy, the Opportunity Fund and Advisor Opportunity Fund will not:


      1. purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities;

      2. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio
            (Fund) at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) segregates with its custodian assets consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put, marked to market daily (this segregation must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

      3. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO) /
INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO)

      As a matter of fundamental policy, each of the Overseas Equity Fund and International Equity Fund will not (except that none of the following investment restrictions shall prevent the Investor Trust and Advisor Trust from investing each Fund's assets in a separate registered investment company with substantially the same investment objectives):

      1.    invest in physical commodities or contracts on physical commodities;

      2. purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

      3. make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio's (Fund's) investment objective and policies;

      4. borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

      5. underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

      6. acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

      7.    issue senior securities, except as permitted under the 1940 Act;

      8. with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's (Fund's) total assets taken at market value would be invested in the securities of any single issuer;

      9. with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

      The Overseas Equity Fund and International Equity Fund are also subject to the following restrictions which may be changed by their respective Boards of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Investor Trust or Advisor Trust from investing all of the assets of the Fund in a separate registered investment company with substantially the same investment objectives). As a matter of non-fundamental policy, the Fund will not:

      1. purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

LIFELINE FUNDS

      As a matter of fundamental policy, each of the LifeLine Funds will not (except that none of the following investment restrictions shall prevent the Investor Trust from investing each of the LifeLine Fund's assets in a combination of the Portfolios and the Money Market Fund):

      1.    invest in physical commodities or contracts on physical commodities;

      2. purchase or sell real estate, although the Funds may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

      3. make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with each Fund's investment objective and policies;

      4. borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that each Fund maintains asset coverage of at least 300% for all such borrowings;

      5. underwrite the securities of other issuers (except to the extent that each Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

      6. acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of each Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

      7.    issue senior securities, except as permitted under the 1940 Act;

      Each of the LifeLine Funds assumes the non-fundamental policies of the Underlying Portfolios in which it invests (except that none of such investment restrictions shall prevent the Trust from investing each of the LifeLine Fund's assets in a combination of the Portfolios and the Money Market Fund).

PERCENTAGE AND RATING RESTRICTIONS (ALL FUNDS)

      If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund's Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy, however the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act with respect to the Fund's investments in illiquid securities or any borrowings by the Fund.

                             PERFORMANCE INFORMATION

      Each Trust may, from time to time, include the total return, annualized "yield," "effective yield" and "tax equivalent yield" quotations for a Fund, computed in accordance with formulas prescribed by the Securities and Exchange Commission (the "SEC"), in advertisements or reports to shareholders or prospective investors.

      Quotations of yield for a Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

      YIELD = 2 [a - b + 1)(6) - 1]
              ---------------------
                       cd

      where

      a = dividends and interest earned during the period,

      b = expenses accrued for the period (net of reimbursements),

      c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

      d = the maximum offering price per share on the last day of the period.

      Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Each Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

      Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1+T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years and ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the period. All total return figures (after taxes on distributions) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.

      Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), n = number of years and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption. All total return figures (after taxes on distributions and redemption) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds.

      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of a Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of a Fund to yields published for other investment companies or other investment vehicles.

      A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of a Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid an those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

      Conversely, each Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from a Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

                MANAGEMENT OF THE TRUSTS AND THE PORTFOLIO TRUST

      TRUSTEES AND OFFICERS

      The names of the Trustees of the Investor Trust, the Advisor Trust and the Portfolio Trust, their addresses, ages/date of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.


                                        TERM OF OFFICE                             PORTFOLIOS IN      OTHER
                         POSITION(S)          AND               PRINCIPAL          FUND COMPLEX    TRUSTEE-SHIPS
 NAME, ADDRESS, AND       HELD WITH     LENGTH OF TIME        OCCUPATION(S)         OVERSEEN BY      HELD BY
  AGE/DATE OF BIRTH         FUND            SERVED         DURING PAST 5 YEARS       TRUSTEE*        TRUSTEE
  -----------------         ----            ------         -------------------       --------        -------
  NON-INTERESTED
      TRUSTEES

RICHARD A. BREALEY         Trustee        Indefinite;      Emeritus Professor,          38             None
P.O. Box 182845                          March 2005 to       London Business
  Columbus, OH                             present;          School (1968 to
  43218                                                      present); Deputy
Date of Birth:                                             Chairman, Balancing
  June 9, 1936                                             and Settlement Code
                                                          Panel (September 2000
                                                               to present)

ALAN S. PARSOW             Trustee        Indefinite;       General Partner of          38             None
  P.O. Box 182845                       1987 to present     Elkhorn Partners,
  Columbus, OH                                               L.P. (a private
  43218                                                         investment
Date of Birth:                                             partnership) (since
  January 16, 1950                                                1989)

LARRY M. ROBBINS           Trustee        Indefinite;       Private Investor;           38             None
P.O. Box 182845                         1987 to present    Director, Center for
  Columbus, OH                                                 Teaching and
  43218                                                    Learning, University
Date of Birth:                                               of Pennsylvania
  December 12, 1938                                            (1999-2006)

MICHAEL SEELY              Trustee        Indefinite;       Private Investor;           38             None
  P.O. Box 182845                       1987 to present    Global Multi Manager
  Columbus, OH                                                   Partners
  43218                                                        (1999-2003);
Date of Birth:                                            President of Investor
  June 7, 1945                                              Access Corporation
                                                               (1981-2003)

THOMAS F. ROBARDS          Trustee        Indefinite;       Partner, Robards &          38          Financial
 P.O. Box 182845                         March 2005 to           Co. LLC                             Federal
  Columbus, OH                              present       (2005-present); Chief                    Corporation
  43218                                                     Financial Officer,                         and
Date of Birth:                                              American Museum of                       Overseas
  June 10, 1946                                           Natural History (2003                    Shipholding
                                                             to 2004); Chief                          Group
                                                            Financial Officer,
                                                            Datek Online Inc.
                                                              (2000 to 2002)
INTERESTED TRUSTEE

STEPHEN J. BAKER           Trustee        Indefinite;        Chief Executive            38             None
 P.O. Box 182845                        2004 to present       Officer, HSBC
  Columbus, OH                                              Investments (USA)
  43218                                                     Inc. and Executive
Date of Birth:                                             Vice President, HSBC
  June 23, 1956                                            (USA), N.A. (2003 to
                                                             present); Chief
                                                            Executive Officer,
                                                          HSBC Asset Management
                                                             (Canada) Limited
                                                              (1998 to 2003)

EMERITUS TRUSTEE
FREDERICK C. CHEN     Emeritus Trustee  Until March       Management Consultant         38             None
P.O. Box 182845                         31, 2009;           (1988 to present)
Columbus, OH 43218                      Trustee from
Date of Birth:                          1990 to June,
  April 22, 1927                        2005

* Includes both the Fund and the Underlying Portfolio for Funds with a master/feeder structure.


      The names of the officers, their addresses, ages, position(s) held with each Trust, and principal occupation(s) during the past five years are described in the table below.

                                   POSITION(S)      TERM OF OFFICE AND
        NAME, ADDRESS, AND          HELD WITH         LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
        AGE/DATE OF BIRTH             FUND                SERVED               DURING PAST 5 YEARS
        -----------------             ----                ------               -------------------
   RICHARD A. FABIETTI              President     Indefinite; March 2004   Senior Vice President, Head
     452 Fifth Avenue                                   to present         of Product Management, HSBC
     New York, NY 10018                                                    Investments (USA) Inc. (1998
     Date of Birth:                                                                to present).
     October 8, 1958

   ELBA VASQUEZ                 Vice President    Indefinite; March         Vice President of Product
   452 Fifth Avenue                               2006 to present              Administration, HSBC
   New York, NY 10018                                                      Investments (USA) Inc. (2005
   Date of Birth: December                                                 to present); Vice President
   14, 1961                                                                 of Client Services, BISYS
                                                                           Fund Services, Inc. (1996 to
                                                                                      2005).

   TROY SHEETS*                     Treasurer       Indefinite; 2004 to       Employee of BISYS Fund
     3435 Stelzer Road                                    present            Services, Inc. (2002 to
     Columbus, OH 43219-3035                                                present); Senior Manager,
     Date of Birth:                                                          KPMG LLP (1993 to 2002).
     May 29, 1971

   MARC A. SCHUMAN*                 Secretary     Indefinite; March 2005   Senior Counsel of BISYS Fund
     199 Water Street                                   to present           Services, Inc. (2005 to
     New York, NY 10038                                                     present); Senior Corporate
     Date of Birth:                                                        Counsel of The BISYS Group,
     December 22, 1960                                                       Inc , (2001 to 2005); Of
                                                                            Counsel to Morgan, Lewis &
                                                                           Bockius LLP (law firm) (2000
                                                                                    to 2001).

   FREDERICK J. SCHMIDT*        Chief Compliance    Term expires 2007;      Senior Vice President and
     585 Stewart Avenue              Officer          2004 to present     Chief Compliance Officer, CCO
     Garden City, NY 11530                                                    Services of BISYS Fund
     Date of Birth                                                         Services (2004 to present);
     July 10, 1959                                                          President, FJS Associates
                                                                               (2002 to 2004); Vice
                                                                            President Credit Agricole
                                                                           Asset Management, U.S. (1987
                                                                                     to 2002)

* Messrs. Sheets, Schmidt and Schuman also are officers of certain other investment companies of which BISYS or an affiliate is the administrator or sub-administrator.


BOARD OF TRUSTEES


      Overall responsibility for management of each Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the respective Trust's Declaration of Trust. The Trustees elect the officers of each Trust to supervise actively its day-to-day operations.


      The Trusts have established a Trustee Emeritus Program pursuant to which the Board may offer a retiring Trustee the opportunity to serve in an advisory or similar capacity for a maximum amount of time determined by multiplying the number of years of service as Trustee by 25%. While serving in such capacity, the Trustee Emeritus is encouraged to attend and participate in meetings of the Board of Trustees and designated Committees but shall have no vote on any matters before the Board or Committee. A

Trustee Emeritus is compensated for service in accordance with the regular Trustee compensation schedule. Frederick C. Chen serves as an Emeritus Trustee of each Trust.


      COMMITTEES

      The Trustees of each Trust have established an Audit Committee, a Valuation Committee, a Nnominating and Corporate Governance Committee and an Investment Practices Committee for each Trust. The information below about the Committees of the Board applies to each Trust.


      References to Mr. Chen below as a member of various Committees are in his capacity as Emeritus Trustee.

      AUDIT COMMITTEE

      The Audit Committee, which is comprised entirely of Independent Trustees, includes Richard A. Brealey, Thomas F. Robards, Alan S. Parsow, Larry M. Robbins and Michael Seely. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trusts. The Audit Committee is currently chaired by Mr. Robards. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of each Trust held four meetings during the last fiscal year.

      VALUATION COMMITTEE


      The Valuation Committee includes at least one of the Independent Trustees and representatives from HSBC Investments (USA) Inc. and BISYS Fund Services. The Valuation Committee is currently chaired by Mr. Parsow. The purpose of the Valuation Committee is to oversee the implementation of each Fund's valuation procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Funds' Valuation Procedures. The Valuation Committee of each Trust held no meetings during the last fiscal year, although its members were periodically consulted in respect to valuation issues.


      NOMINATING AND CORPORATE GOVERNANCE COMMITTEE

      The Nominating and Corporate Governance Committee, which is comprised entirely of Independent Trustees, includes Richard A. Brealey, Alan S. Parsow, Larry M. Robbins, Michael Seely and Thomas F. Robards. The Committee is currently chaired by Mr. Seely. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders. The Nominating and Corporate Governance Committee did not meet during the last fiscal year.

      INVESTMENT PRACTICES COMMITTEE


      The Investment Practices Committee, which is comprised entirely of Independent Trustees, is chaired by Mr. Brealey. The Committee will oversee processes related to portfolio management. The Committee is newly formed and had no meetings during the last fiscal year.

FUND OWNERSHIP


      Listed below for each Trustee is a dollar range of securities beneficially owned in the Trusts (which includes the other funds of the Trust in addition to the Funds in this SAI) together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2006.

                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                                      INVESTMENT
                      DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY    COMPANIES OVERSEEN BY TRUSTEE IN
                        SECURITIES IN THE           SECURITIES IN THE                  FAMILY OF
NAME OF TRUSTEE           ADVISOR TRUST              INVESTOR TRUST              INVESTMENT COMPANIES
---------------           -------------              --------------              --------------------
NON-INTERESTED
TRUSTEES

Richard A.
  Brealey                      None                       None                           None

Frederick C.         Advisor Opportunity Fund
  Chen (Emeritus        $50,001-$100,000;
  Trustee)          International Equity Fund
                         $50,001-$100,000                 None                       Over $100,000

Alan S. Parsow                 None                       None                           None

Larry M. Robbins               None                       None                           None

Michael Seely                  None                       None                           None

Thomas Robards                 None                       None                           None

INTERESTED TRUSTEES

Stephen J. Baker               None                       None                           None

      As of February 1, 2007, the Trustees and officers of each Trust, as a group, owned less than 1% of the outstanding shares of each Fund.


TRUSTEE AND OFFICER COMPENSATION


      The Trusts, in the aggregate, pay each Trustee who is not an "interested person" of the Trusts (as defined in the 1940 Act) an annual retainer of $35,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, a fee of $5,000 for each special in-person meeting except that Mr. Robbins, as Chairman of the Board, receives an annual retainer of $47,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trusts pay each Trustee who is not an "interested person" an annual retainer of $3,000 for each committee on which such Trustee serves as a Committee Member, or $4,000 for Committee Chairs, and also pays each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2006, the following compensation was paid to the Trustees of the Trust.

--------------------------------------------------------------------------------------------------------
                                                    NON -
                                                INTERESTED                                    INTERESTED
                                                 TRUSTEES                                      TRUSTEE
--------------------------------------------------------------------------------------------------------
                        FREDRICK                                           THOMAS    RICHARD
     COMPENSATION           C.       ALAN S.     LARRY M.     MICHAEL        F.         A.      STEPHEN.
    FROM THE FUNDS^     CHEN (1)     PARSOW      ROBBINS       SEELY      ROBARDS    BREALEY   J. BAKER
--------------------------------------------------------------------------------------------------------
Intermediate Duration
Fund                     $126.86     $135.11     $134.53      $137.92     $106.57    $102.47
--------------------------------------------------------------------------------------------------------
Core Plus Fund           $101.25     $108.30     $110.55      $110.55     $87.21     $83.79
--------------------------------------------------------------------------------------------------------
High Yield Fund          $23.98      $27.26      $36.18       $27.70      $27.26     $26.09
--------------------------------------------------------------------------------------------------------
New York Tax - Free
Bond Fund                $653.79     $706.10     $750.75      $719.59     $587.70    $564.43
--------------------------------------------------------------------------------------------------------
Growth Fund              $186.71     $202.32     $213.14      $206.03     $166.21    $159.57
--------------------------------------------------------------------------------------------------------
Growth and Income Fund   $679.10     $724.93     $581.85      $734.96     $457.98    $440.09
--------------------------------------------------------------------------------------------------------
Mid - Cap Fund           $290.88     $314.64     $319.74      $320.46     $249.94    $240.06
--------------------------------------------------------------------------------------------------------
Overseas Equity Fund     $116.83     $126.34     $137.71      $128.63     $107.19    $102.90
--------------------------------------------------------------------------------------------------------
Opportunity Fund         $139.64     $151.72     $163.20      $154.51     $127.33    $122.27
--------------------------------------------------------------------------------------------------------
Value Fund               $207.65     $224.90     $234.29      $228.91     $182.28    $174.95
--------------------------------------------------------------------------------------------------------
Core Plus Fund
(Advisor)                $427.04     $459.46     $470.42      $486.06     $368.35    $353.76
--------------------------------------------------------------------------------------------------------
International Equity
Fund                     $1,035.57   $1,134.40   $1,282.33    $1,151.49   $988.92    $948.66
--------------------------------------------------------------------------------------------------------
Advisor Opportunity
Fund +                   $921.87     $1,000.47   $1,044.84    $1,018.19   $814.75    $782.32
--------------------------------------------------------------------------------------------------------
LifeLine Aggressive
Growth Strategy Fund     $13.18      $15.09      $19.39       $15.24      $14.30     $13.65
--------------------------------------------------------------------------------------------------------
LifeLine Growth
Strategy Fund            $44.54      $50.36      $63.76       $50.95      $47.36     $45.27
--------------------------------------------------------------------------------------------------------
LifeLine Moderate
Growth Strategy Fund     $53.62      $60.47      $75.42       $61.20      $56.60     $54.18
--------------------------------------------------------------------------------------------------------
LifeLine Conservative
Growth Strategy Fund     $16.17      $17.98      $22.23       $18.24      $16.74     $16.05
--------------------------------------------------------------------------------------------------------
LifeLine Conservative
Income Strategy Fund     $7.09       $7.91       $9.37        $8.02       $7.21      $6.91
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Pension Or
  Retirement
  Benefits Accrued
  As Part Of The
  Funds' Expenses (2)    None        None        None         None        None       None
--------------------------------------------------------------------------------------------------------
Estimated Annual
  Benefits Upon
  Retirement             None        None        None         None        None       None
--------------------------------------------------------------------------------------------------------
Total Compensation
  From Funds And
  Fund Complex(3)
  Paid To Trustees       $79,750     $86,750     $95,000      $88,250     $73,500    $70,500
--------------------------------------------------------------------------------------------------------

^ For each of the Feeder Funds and LifeLine Funds, the amounts are calculated based upon the Fund's proportionate share of the amounts charged to the Underlying Portfolio or Portfolios in which the Fund invests. Effective as of May 18, 2006, the schedule of Trustee compensation changed. Prior to that date, the Trusts, in the aggregate, paid each Trustee who is not an "interested person" of the Trusts (as defined in the 1940 Act) an annual retainer of $24,000 and a fee of $4,000 for each regular meeting of the Board of Trustees, a fee of $2,000 for each special telephonic meeting, a fee of $5,000 for each special in-person meeting except that Mr. Robbins, as Chairman of the Board, received an annual retainer of $29,000 and a fee of $6,000 for each regular meeting attended. Additionally, the Trusts paid each Trustee who is not an "interested person" an annual retainer of $1,000 for each committee on which such Trustee served as of committee member or $2,000 for committee chairs and paid $2,000 for each committee meeting attended.

+     Formerly the Small Cap Equity Fund

(1)   Mr. Chen is an Emeritus Trustee

(2) The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.

(3) For these purposes, the Fund Complex consisted of 38 Funds of HSBC Investor Funds, HSBC Advisor Funds Trust, HSBC Investor Portfolios, and 7 offshore feeder funds, as of October 31, 2006. HSBC Investor Funds includes 7 money market funds covered by a separate SAI.

      None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trusts and BISYS, BISYS makes a BISYS employee available to serve as the Trusts' Chief Compliance Officer. Under the Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by BISYS and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Agreement also covers arrangements under which BISYS employees serve the Trusts in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Agreement, the Trusts currently pay BISYS $250,800 per annum, plus certain out of pocket expenses. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.


PROXY VOTING

      The Trusts and the Portfolio Trust have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Funds' Adviser and Sub-Advisers. The Proxy Voting Policies (or summaries thereof) of the Trusts and the Adviser and Sub-Advisers are attached as Appendices D-K.

      Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2006 are available (i) without charge, upon request, by calling 1-800-782-8183; (ii) on the Funds' website at www.investorfunds.us.hsbc.com, and (iii) on the SEC's website at http://www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

HSBC Investments (USA) Inc. is the investment adviser to each Fund (or its Underlying Portfolio) pursuant to an investment advisory contract (the "Advisory Contract") with the Trust or Portfolio Trust. For its services, the Adviser is entitled to a fee from each Fund or Portfolio, which is accrued daily and paid monthly, and which is based on the Fund's or Portfolio's daily net assets, at an annual rate as set forth below. In the case of the Equity Portfolios, these amounts do not include sub-advisory fees payable by the Trust to the respective sub-advisers. In the case of the Income Funds, these amounts are inclusive of any sub-advisory fees that the Adviser pays to an affiliated Sub-Adviser.


             FUND OR PORTFOLIO*                       ASSET RANGE         FEE
             ------------------                       -----------         ---

Core Fixed Income Portfolio                          on all Assets       0.40%

Core Plus Portfolio                                   0-50 million       0.575%
                                                     50-95 million       0.450%
                                                     95-150 million      0.200%
                                                    150-250 million      0.400%
                                                      250+ million       0.350%

High Yield Fixed Income Portfolio                    on all Assets       0.60%

Intermediate Duration Portfolio                      on all Assets       0.40%

Short Duration Portfolio                             on all Assets       0.40%

New York Tax-Free Bond Fund                          on all Assets       0.25%

Growth Portfolio                                     on all Assets      0.175%**

Growth and Income Fund                               on all Assets      0.25%**

Mid-Cap Fund                                         on all Assets      0.25%**

International Equity Portfolio                       on all Assets      0.25%**

Opportunity Portfolio                                on all Assets      0.25%**

Value Portfolio                                      on all Assets      0.175%**

Global Emerging Markets Fixed Income Fund            on all Assets       0.60%

Global Fixed Income Fund (U.S. Dollar                on all Assets       0.60%
Hedged)

Global Fixed Income Fund                             on all Assets       0.60%

                         LIFELINE FUNDS*                                   FEE
                         ---------------                                   ---

Aggressive Growth Strategy Fund                      on all Assets         0.05%
Growth Strategy Fund                                 on all Assets         0.05%
Moderate Growth Strategy Fund                        on all Assets         0.05%
Conservative Growth Strategy Fund                    on all Assets         0.05%
Conservative Income Strategy Fund                    on all Assets         0.05%

      * The Feeder Funds pursue their investment objectives by investing all of their assets in a corresponding Underlying Portfolio, and do not have their own investment management agreement with the Adviser. In such cases, all investment management fees are paid by the Underlying Portfolio, but are borne indirectly by the holders of interests in the Feeder Fund. The LifeLine Funds have their own investment management agreement with the Adviser, and also bear their proportionate share of investment management fees charged to the Underlying Portfolios in which the LifeLine Funds invest.

      ** Each of the Equity Funds pays an additional sub-advisory fee to the Fund's Sub-Adviser at rates described below under "Sub-Adviser." The Adviser has agreed in writing to waive 0.05% of its advisory fee with respect to the Growth and Income Fund and the Mid-Cap Fund until at least March 1, 2008.

      For the fiscal years ended October 31, 2006, 2005 and 2004, the aggregate amount of advisory fees (including sub-advisory fees, where applicable) paid by the Funds or the Portfolios were as follows (in the case of the Feeder Funds and LifeLine Funds, advisory fees paid by each Underlying Portfolio were borne indirectly by the Fund to the extent of its interest in the Underlying Portfolio):

                      FUND                               2006               2005             2004
                      ----                               ----               ----             ----
Intermediate Duration Portfolio                         $92,601          $197,360^         $303,933
Core Plus Portfolio                                    $521,319          $620,549^         $743,417
High Yield Portfolio***                                 $56,612             n/a               n/a
New York Tax-Free Bond Fund                            $163,986          $177,804^         $174,494
Growth Portfolio**                                     $274,052          $259,397^          $99,225
Growth and Income Fund****                             $283,995^         $949,771^        $1,156,774
Mid-Cap Fund****                                       $213,550^         $508,508^         $734,735
Value Portfolio**                                      $316,677          $328,104^         $132,482
International Equity Portfolio                        $1,905,467         $1,568,100       $1,504,012
Opportunity Portfolio                                 $1,868,748        $2,284,219^       $3,057,110
LifeLine Aggressive Growth Strategy Fund*               $2,028^            $260^              n/a
LifeLine Growth Strategy Fund*                          $6,556^           $1,033^             n/a
LifeLine Moderate Growth Strategy Fund*                 $7,689^           $1,305^             n/a
LifeLine Conservative Growth Strategy Fund*             $2,208^            $432^              n/a
LifeLine Conservative Income Strategy Fund*              $921^             $243^              n/a

^ Expense does not include deductions for waivers.
* For the LifeLine Funds, the amounts set forth for 2005 and 2006 reflect the direct advisory fees accrued by the Funds, but these amounts were waived. The LifeLine Funds did not have operations during the fiscal year ended October 31, 2004. LifeLine Aggressive Growth Strategy Fund, LifeLine Growth Strategy Fund, LifeLine Moderate Growth Strategy Fund, LifeLine Conservative Growth Strategy Fund, and LifeLine Conservative Income Fund commenced operations on February 9, 2005, February 1, 2005, February 1, 2005, February 17, 2005, and February 8, 2005, respectively.
** The Growth Portfolio and the Value Portfolio commenced operations on May 7, 2004.
***The High Yield Portfolio commenced operations on November 18, 2005.

**** Effective April 18, 2005, the Growth and Income Fund and the Mid-Cap Fund approved new advisory arrangements pursuant to which the overall advisory fees payable by the Funds increased by 0.05% and 0.20% of the Fund's average daily net assets, respectively.


      The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds' shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of a Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.


      The Investment Advisory Contract for each Fund or Portfolio ("Advisory Contract") will continue in effect through December 31, 2007. Thereafter, the Advisory Contract will continue in effect with respect to each Fund or Underlying Portfolio for successive periods not to exceed one (1) year, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or Portfolio or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of a Trust or the Portfolio Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund or Portfolio without penalty by either party on 60 days' written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.


      The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, National Association ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for a Fund or Portfolio.

      The Advisory Contract for each Fund or Portfolio provides that the Adviser will manage the portfolio of the Fund or Portfolio, either directly or through one or more sub-advisers, and will furnish to the Fund or Portfolio investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to each Trust and the Portfolio Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund or the Portfolio. Pursuant to the Advisory Contract, the Adviser also furnishes to each Trust's and the Portfolio Trust's Board of Trustees periodic reports on the investment performance of each Fund and Portfolio.

      If the Adviser were prohibited from performing any of its services for the Trusts or the Portfolio Trust, it is expected that the relevant Board or Boards of Trustees would recommend to the Fund's or the Portfolio's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

      The investment advisory services of the Adviser to the Funds and Portfolios are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

      Each Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees of the Trust, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser with 120 days of the material change. The Adviser remains responsible for the performance of each Fund, oversees sub-advisers to ensure compliance with each Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the appropriate Trust's Board of Trustees.

SUB-ADVISERS


      For each of the Funds, as listed below, the Adviser has retained a sub-adviser (a "Sub-Adviser") which is responsible for the investment management of the Fund's or Underlying Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund or Portfolio directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion.

      The investment advisory services of each Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to and does render investment advisory services to others.

      The Sub-Adviser also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the relevant Fund.


      INCOME FUNDS

      Halbis  Capital  Management  (USA) Inc.  ("Halbis"),  located at 452 Fifth
Avenue, New York, NY 10018, serves as the Sub-Adviser of each of the Fixed Income Feeder Funds, the Global Fixed Income Funds, and the New York Tax-Free Bond Fund. Prior to the date of this SAI, the Income Funds that had previously commenced operations were managed by the Adviser.

      For its services to each Fund, the Sub-Adviser receives a fee from the Adviser based on the Fund's average daily net assets. This sub-advisory fee is 0.20% for all Funds except the Core Fixed Income Portfolio, and is 0.15% for the Core Fixed Income Portfolio.

      GROWTH FUND (GROWTH PORTFOLIO)

      Waddell & Reed Investment Management Company ("Waddell & Reed"), located at 6300 Lamar Avenue, Overland Park, KS 66202, serves as the Portfolio's Sub-Adviser.


      Waddell & Reed acts as investment adviser to numerous investment companies and accounts. Waddell & Reed's ultimate parent is Waddell & Reed Financial, Inc., a publicly traded company on the NYSE.

      For its services, the Sub-Adviser receives a fee based on the Portfolio's average daily net assets at the annual rate of 0.325% of net assets up to $50 million, 0.25% of net assets over $50 million up to $100 million, 0.20% of net assets over $100 million up to $200 million, and 0.15% of net assets in excess of $200 million.


      For the fiscal years ended October 31, 2006, 2005 and for the period May 7, 2004 (commencement of operations of the Growth Portfolio) through October 31, 2004, the Portfolio paid sub-advisory fees of $176,648,$167,928 and $64,496, respectively.

      GROWTH AND INCOME FUND


      Transamerica   Investment   Management,   LLC   ("Transamerica")   is  the
Sub-Adviser of the Growth and Income Fund.


      Transamerica, located at 11111 Santa Monica Boulevard, Suite 820,, Los Angeles, California, 90025, is a majority-owned and controlled subsidiary of Transamerica Investment Services, Inc. For its services, the Sub-Adviser receives a fee equal on an annual basis to 0.35% of the Fund's average daily net assets.

      For the fiscal year ended October 31, 2006 the Fund paid sub-advisory fees of $165,664 and for the period April 18, 2005 (commencement of Sub-Adviser's services) through October 31, 2005, the Fund paid sub-advisory fees of $251,298.. Prior to April 18, 2005, the Adviser managed the Fund directly without a Sub-Adviser.

      MID-CAP FUND


      Munder  Capital  Management  ("Munder") is the  Sub-Adviser of the Mid-Cap
Fund.


      Munder, founded in 1985, is located at Munder Capital Center, 480 Pierce Street, Birmingham, Michigan, 48009-6063.. As of December 31, 2006, the ownership of Munder was as follows: Munder employees own 19,1% with an opportunity to grow to approximately 35% within five years; Crestview

Partners GP, L.P. and its affiliates own 69.8%; and two other minority interest equity investors own 5.55% each. For its services, the Sub-Adviser receives a fee equal on an annual basis to 0.50% of the Fund's average daily net assets.

      For the fiscal year ended October 31, 2006 and for the period April 18, 2005 (commencement of Sub-Adviser's services) through October 31, 2005, the Fund paid sub-advisory fees of $142,367 and $127,348, respectively. Prior to April 18, 2005 the Adviser managed the Fund directly without a Sub-Adviser.

      INTERNATIONAL EQUITY FUND AND OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO)

      AllianceBernstein L.P. ("AllianceBernstein") is the Sub-Adviser to the International Equity Portfolio. AllianceBernstein is located at 1345 Avenue of the Americas New York, NY 10105.


      For its services, AllianceBernstein receives a fee based on the Portfolio's average daily net assets, at the annual rate of 0.765% of net assets up to $10 million, 0.675% of net assets over $10 million up to $25 million, 0.54% of net assets over $25 million up to $50 million, and 0.45% of net assets over 50 million up to $100 million, and 0.36% of net assets over $100 million.


      For the fiscal years ended October 31, 2006, 2005 and 2004, sub-advisory fees from the Portfolio aggregated $1,197,387, $998,252, and $717,021 and $249,385, respectively. The last two amounts are a split of the total fees for fiscal year 2004. Prior to January 31, 2004, Capital Guardian Trust Company was the sub-adviser to the Portfolio.

      OPPORTUNITY FUND (ADVISOR) AND OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO)

      Westfield Capital Management Company, LLC ("Westfield"), is the Opportunity Portfolio's Sub-Adviser. Westfield, a subsidiary of Boston Private Financial Holdings, Inc., was founded in 1989 and specializes in domestic growth equity portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. Westfield uses a team approach to investment management. The team consists of 11 professionals with an average 17 years of investment experience. Westfield's goal is to deliver consistent investment results where its investment philosophy may be maintained through teamwork rather than individual efforts. For its services, the Sub-Adviser receives a fee equal on an annual basis to 0.55% of the Portfolio's average daily net assets.

      For the fiscal years ended October 31, 2006, 2005, and 2004, the Portfolio paid sub-advisory fees equal to $1,284,765, $1,570,402, and $2,101,763, respectively. Prior to January 19, 2003, MFS Institutional Advisers, Inc. was the sub-adviser to the Portfolio.

      VALUE FUND (VALUE PORTFOLIO)


      NWQ Investment Management Co., LLC ("NWQ"), located at 2049 Century Park East, 16th Floor, Los Angeles, CA 90067, serves as the Value Portfolio's Sub-Adviser.

      NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minor interest owned by certain members of NWQ management.

      For its services, the Sub-Adviser receives a fee based on the Portfolio's average daily net assets, at the annual rate of 0.35% of net assets up to $500 million, 0.30% of net assets over $500 million up to $1 billion, and 0.25% of net assets over $1 billion.


      For the fiscal years ended October 31, 2006, 2005 and the period May 7, 2004 (commencement of operations of the Value Portfolio) through October 31, 2004, the Portfolio paid sub-advisory fees equal to $211,118 and $218,736, and $88,312, respectively.


PORTFOLIO MANAGERS


      The Prospectus identifies the individual or individuals who are primarily responsible for the day-to-day management of each of the Funds or its Underlying Portfolio (the "portfolio manager(s)"). This section of the SAI contains certain additional information about the portfolio managers, their compensation, other accounts managed by them, and potential conflicts of interest. This section is broken down into two parts, the first which covers the Income Funds managed by Halbis, and the second part covers the Equity Funds managed by various other Sub-Advisers. In each section, there is information in a tabular format, as of October 31, 2006 (unless a more recent date is indicated), about the other accounts, if any, in addition to the relevant Fund or Funds, over which the portfolio manager(s) also have primary responsibility for day-to-day management.


      Each of the tables below shows the number of other accounts managed by the portfolio manager(s) and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the tables also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.


           INCOME FUNDS MANAGED BY HALBIS
           ------------------------------

                                                                                                      OTHER ACCOUNTS WITH
                                                                                                    PERFORMANCE -BASED FEES/
                                            OTHER ACCOUNTS MANAGED                                  TOTAL ASSETS IN ACCOUNTS
                           ------------------------------------------------------------------------------------------------------
                                 OTHER                                                         NUMBER &
                              REGISTERED        OTHER POOLEDOF                                 TYPE OF               TOTAL ASSETS
      PORTFOLIO               INVESTMENT          INVESTMENT                                   ACCOUNTS                IN SUCH
     MANAGERS ON               COMPANIES           VEHICLES                                    IN THIS                ACCOUNTS,
        TEAM                   ("RICS")            ("PIVS")           OTHER ACCOUNTS           CATEGORY                 IF ANY
        ----                   --------            --------           --------------           --------                 ------
FIXED INCOME FEEDER
FUNDS, EXCEPT HIGH
YIELD FUND:
                                                 1 Account           11 Accounts
Suzanne Moran*                 None             $77,904,990        $1,856,294, 477             None                      n/a
Jeffrey Klein*                 None                None               See Above                None                      n/a

NEW YORK TAX-FREE
BOND FUND:
                                                                      1 Account
Jerry Samet                    None                None              $129,000,000              None                      n/a

HIGH YIELD FUND:

Richard J.                 1 Sub-advised
Lindquist,*(1) and          Mutual Fund         1 Account             5 Accounts
team members listed       $40,667,799,000       $5,442,998           $356,645,594              None                      n/a
below:
Michael J. Dugan*
Philip L. Schantz*

GLOBAL EMERGING
MARKETS FIXED INCOME
FUND:

Peter N. Marber* and
Team Members listed
below:
Michael Gagliardi*               1             7 Accounts -          4 Accounts -         5 Accounts - 2
Denise S. Simon*            $39,652,521        $651,257,878         $534,894,102,       PIVs; 1 segregated          $677,637,363

GLOBAL FIXED INCOME
FUND (U.S. DOLLAR
HEDGED) AND GLOBAL
FIXED INCOME FUND:

David N. Fisher* and                          11 Accounts -         24 Accounts -
Team Member Listed             None           $1,679,428,711        $1,252,597,301             None                     None
Below:
Ali Gibb*

* For each additional account listed, each portfolio manager that is a member of the team participates in managing the account in the same manner as described in the prospectus in relation to the Fund. In other words, the structure of the team and functions of the individual members of the team are the same for each account managed. For each team, the information is the same for each team member.


(1) Mr. Lindquist reports to the Global Head of Fixed Income Investments, and the other portfolio managers report to Mr. Lindquist.

PORTFOLIO MANAGER COMPENSATION STRUCTURE


      As employees of Halbis, an affiliate of the Adviser, the portfolio managers are compensated by Halbis for their services. Their compensation has the following components (1) a base salary consisting of a fixed amount, (2) a discretionary bonus, which is paid partially in cash and partially in restricted shares of HSBC Holdings, Ltd., and (3) eligibility for participation in the 401(k) retirement plan and other employee benefits programs generally made available to the Adviser's employees.


      The restricted shares are currently awarded on a yearly basis under the HSBC Holdings Ltd. Restricted Share Plan 2000 and are denominated in ordinary shares. The shares earn dividend equivalents but do not have voting rights. Generally, the shares vest in full upon the 3rd anniversary of the date of grant as long as the awardee remains in the employ of the HSBC Group during the restricted period. The shares are taxed at vest and treated as ordinary income.

      Amounts paid to the portfolio managers as discretionary bonus and as deferred compensation are paid at the discretion of the relevant manager to whom the individual reports. Amounts paid as discretionary bonuses and as deferred compensation will vary based upon the relevant manager's assessment of the employee's performance, taking into account the relevant business unit's financial performance during the most recent fiscal year. Key factors affecting decisions concerning discretionary compensation under the deferred compensation plan are the Adviser's profitability, individual performance, teamwork and total compensation of the employee relative to the market for similarly qualified individuals.


      GLOBAL EMERGING MARKETS FIXED INCOME FUND

      As employees of Halbis, the portfolio managers are compensated by Halbis for their services as set forth above, except that compensation includes a bonus payable under an incentive compensation plan (the "Bonus Plan") whereby bonuses are based on a formula which includes elements relating to performance and other financial considerations, and such bonuses are subject to certain guarantees. The Bonus Plan also provides for the payment of discretionary bonuses.


FUND OWNERSHIP OF PORTFOLIO MANAGERS


      None of the portfolio managers beneficially owned shares of the Fund or Funds they manage as of October 31, 2006.


POTENTIAL CONFLICTS OF INTEREST


      Actual or potential conflicts of interest may arise from the fact that the Adviser (which for purposes of this discussion includes Halbis) and the portfolio managers of the Funds have day-to-day management responsibilities with respect to accounts of clients other than the Funds ("Other Clients"). The Adviser has developed policies and procedures intended to detect, manage and/or mitigate the types of conflicts of interest described below. Although there can be no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises, the Adviser endeavors to ensure that all of its clients are treated fairly.


      The Adviser may receive different compensation from Other Clients including clients that may pay the Adviser higher fees, including performance fees. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Other Clients when, for example, allocating securities transactions. The Adviser may have an incentive to allocate securities that are expected to increase in value to these favored clients. Initial public offerings, in particular, are frequently of very limited availability. In order to mitigate these types of conflicts, the Adviser has policies and procedures that provide for the allocation of securities transactions on a pro rata basis among the Adviser's clients for whom participation in such transaction is deemed appropriate by the Adviser.

      Other potential conflicts with respect to the allocation of trades include the perception that the Adviser may be causing a client to participate in an offering not appropriate for such client so as to increase the Adviser's overall allocation of securities in that offering in order to, for example, gain favor with a particular underwriter with whom the Adviser or its affiliates hope to engage in unrelated transactions. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because the Adviser manages accounts that engage in short sales of securities of the type in which many clients may invest, the Adviser could be seen as harming the performance of certain client accounts (i.e., those clients not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, the Adviser could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

      The Adviser and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. These differences result, from among other things, variations in account characteristics such as size, cash position, tax situation, risk tolerance or investment restrictions.

As a result, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. To the extent that the Adviser does take similar action with respect to different clients, it should be noted that simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. If an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis which the Adviser considers equitable. Situations may occur where the Funds could be disadvantaged because of the investment activities conducted by the Adviser or its affiliates for other investment accounts.


      Employees of the Adviser, including portfolio managers, may engage in personal trading, subject to the Adviser's Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from trading by clients in similar securities. The Adviser's Code of Ethics is designed to mitigate these conflicts by requiring, among other things, pre-clearance of certain trades and the reporting of certain types of securities transactions.

      Because portfolio managers of the Adviser manage multiple client accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts. For example, an apparent conflict could arise if a portfolio manager is perceived to be devoting greater time and attention to an account which pays the Adviser higher fees. Although the Adviser does not specifically track the time and attention each portfolio manager spends on each account he or she manages, the Adviser does closely monitor the performance of all of its clients to ensure, to the extent possible, the portfolio managers have adequate resources to manage effectively all accounts.

      EQUITY FUNDS MANAGED BY OTHER SUB-ADVISERS

      Set forth below is information about the portfolio managers of the Equity Funds, which utilize the Sub-Advisers indicated.

FUND OWNERSHIP OF PORTFOLIO MANAGERS


      Unless otherwise noted, none of the portfolio managers of the respective Equity Funds owned shares of the Fund or Funds they manage, as of October 31, 2006.


ALLIANCEBERNSTEIN (SUB-ADVISER TO THE INTERNATIONAL EQUITY PORTFOLIO)


--------------------------------------------------------------------------------------------------------------------------
Name of Portfolio               Number of Other Accounts Managed              Number of Accounts and Total Assets for
Manager                         and Total Assets by Account Type              Which Advisory Fee is Performance Based
                     -----------------------------------------------------------------------------------------------------
                                         Other
                       Registered        Pooled                         Registered      Other Pooled
                       Investment      Investment                       Investment       Investment
                        Companies       Vehicles     Other Accounts      Companies        Vehicles        Other Accounts
--------------------------------------------------------------------------------------------------------------------------
Bernstein Team: (1)  15                    11        152                     1                1                  5
Sharon Fay
Kevin Simms          -----------------------------------------------------------------------------------------------------
Henry D'Auria        $6,933,000,000  $2,747,000,000  $18,520,000,000  $1,284,000,000     230,000,000      $1,217,000,000
Giulio Martini
--------------------------------------------------------------------------------------------------------------------------


(1) The information provided is for the Bernstein International Value Team. The portfolio managers listed are the individuals on the team that have the most responsibility for the day-to-day management of the Portfolio.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

      Each Portfolio Manager receives compensation in connection with his/her management of the Funds and other accounts identified in the table above which includes the following components: (1) base salary,

(2) a bonus, (3) a deferred award, and (4) contributions under Alliance's Profit Sharing/401K Plan. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. The portfolio managers' compensation reflects a broad contribution in multiple dimensions to long-term investment success for clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

      BASE SALARY. Each portfolio manager receives a fixed annual base salary. Base salary amounts are determined at the outset of employment based on level of experience, does not change significantly from year to year and hence, is not particularly sensitive to performance.

      BONUS. Each Portfolio Manager is eligible to receive an annual cash bonus in addition to his/her base salary. AllianceBernstein's overall profitability determines the total amount of incentive compensation available. For each Portfolio Manager, the portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of a portfolio manager's compensation, Alliance considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices, such as the MSCI EAFE Index), and consistency of performance. There are no specific formulas used to determine this part of a portfolio manager's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance's leadership criteria.

      DEFERRED AWARD. Discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"): Alliance's overall profitability determines the total amount of deferred awards available to portfolio managers. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

      CONTRIBUTIONS UNDER ALLIANCE'S PROFIT SHARING/401(K) PLAN. The contributions are based on Alliance's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance.

POTENTIAL CONFLICTS OF INTEREST

      As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. The Sub-Adviser recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. The Sub-Adviser places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

      EMPLOYEE PERSONAL TRADING. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when portfolio managers own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client.

      MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS. Alliance has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably.

      ALLOCATING INVESTMENT OPPORTUNITIES. Alliance has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. Alliance's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains. To address these conflicts of interest, Alliance's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

                    MUNDER (SUB-ADVISER TO THE MID-CAP FUND)


-----------------------------------------------------------------------------------------------------------
Name of                     Number of Other Accounts Managed and          Number of Accounts and Total
Portfolio                    Total Assets by Account Type as of           Assets for Which Advisory Fee
Manager                               December 31, 2006                       is Performance Based
                 ------------------------------------------------------------------------------------------
                   Registered       Other Pooled     Other Accounts  Registered   Other Pooled      Other
                   Investment        Investment                      Investment    Investment      Accounts
                   Companies          Vehicles                        Companies     Vehicles
-----------------------------------------------------------------------------------------------------------
Tony Y. Dong           8                 42                5              --             --             --
                 ------------------------------------------------------------------------------------------
                 $3,157,511,972    $1,061,405,647     $217,705,078        --             --             --
-----------------------------------------------------------------------------------------------------------
Brian S.               8                 44                23             --             --             --
Matuszak         ------------------------------------------------------------------------------------------
                 $3,229,541,008    $1,073,769,691     $229,185,652        --             --             --
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Name of                     Number of Other Accounts Managed and          Number of Accounts and Total
Portfolio                    Total Assets by Account Type as of           Assets for Which Advisory Fee
Manager                               December 31, 2006                       is Performance Based
                 ------------------------------------------------------------------------------------------
                   Registered       Other Pooled                     Registered   Other Pooled
                   Investment        Investment                      Investment    Investment       Other
                   Companies          Vehicles       Other Accounts   Companies     Vehicles       Accounts
-----------------------------------------------------------------------------------------------------------
Andy Y. Mui            7                 42                19             --             --             --
                 ------------------------------------------------------------------------------------------
                 $3,145,516,629    $1,061,405,647    $2,15,452,768        --             --             --
-----------------------------------------------------------------------------------------------------------
George L.              7                 38                14             --             --             --
Sanders II       ------------------------------------------------------------------------------------------
                 $3,145,516,629    $1,061,405,647     $215,209,752        --             --             --
-----------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGER COMPENSATION STRUCTURE


      The compensation package for all members of Munder's portfolio management team has historically consisted of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of company equity interests. Certain portfolio managers may also receive variable bonus compensation or performance-based fees. Munder also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan.

      Munder strives to offer industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

      Members of Munder's portfolio management team are eligible to earn a performance bonus. Bonuses for all members of a portfolio management team are influenced by the profitability of the firm and the performance of the aggregate group of accounts managed by the team. Target bonuses for portfolio managers typically range from 50 to 150% of base salary. Target bonuses for equity analysts typically range from 20 to 100% of base salary. Actual bonuses for all personnel, however, are completely discretionary and can be as low as 0% and range as high as 200% or more of salary. In determining portfolio manager bonuses, Munder considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm's success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to that account's benchmark index for the most recent one-year and three-year periods. Determination of equity analyst bonuses also involves consideration of a variety of factors, including performance of individual security recommendations, team performance relative to applicable benchmarks, as well as qualitative elements such as team interaction, growth, and overall contribution to the firm's success. The applicable benchmarks for the Fund are the S&P MidCap 400 Index.

      Certain portfolio managers are eligible to receive variable bonus compensation based on fees received by Munder for all accounts managed by the portfolio manager pursuant to a specific investment style. In certain instances, such compensation is conditioned upon a minimum asset level in the investment discipline. In certain instances, such compensation is based on the investment performance of accounts managed by such portfolio manager pursuant to a specific investment style, provided the performance of the related investment style composite exceeds the performance of the related index on a compound annual basis over a stated period.

      Members of the portfolio management teams were historically eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. These long-term incentive plans effectively expired in late 2004 and early 2005. Effective January 2, 2007, key members of Munder's portfolio management teams are eligible for long-term incentives in the form of restricted shares of Munder Capital Holdings, LLC, the majority partner of Munder Capital Management.
Restricted shares typically vest ratably over a three-year period. The restricted share grants provide incentive to retain key personnel and serve to align portfolio managers' interests with those of Munder directly, and, indirectly, the accounts managed by Munder.

POTENTIAL CONFLICTS OF INTEREST


      As indicated in the table above, Munder's personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Munder and of its subsidiary Pierce Street Advisors, LLC ("Pierce Street"). These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, "portfolio management teams"), may provide services for clients of both Munder and Pierce Street simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

      o POTENTIAL CONFLICTS RELATING TO THE INTERESTS OF PORTFOLIO MANAGEMENT TEAMS AND THE MUNDER: Munder and/or Pierce Street may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Munder or Pierce Street than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Munder and/or its affiliates). Munder and Pierce Street may compensate portfolio management team personnel differently depending on the nature of the a client's account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

            If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Munder and/or Pierce Street than the Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members ("Advisor Compensatory Accounts"), or if the portfolio management teams makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager also may have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Fund in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Fund's trading activity. In addition, if the portfolio management team engages in short sales of securities for Advisor Compensatory Accounts or personal investments that are contemporaneously owned by other client accounts, the portfolio management team's use of short sales may be harmful to the performance of other clients that own that security.

      o     POTENTIAL  CONFLICTS RELATING TO MANAGING MULTIPLE ADVISED ACCOUNTS:
            Even if there is no financial or other advantage to members of the portfolio management team or Munder, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

            Although Munder does not track the time or attention each portfolio manager devotes to his or her advisory accounts, Munder does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.

      Munder and Pierce Street have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. Munder also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that Munder, Pierce Street and the portfolio management teams may face. In addition, Munder and Pierce Street each have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of Munder or Pierce Street, as applicable, in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of Munder periodically review the performance of all portfolio managers. However, there can be no assurance that the Investment Committee and the compliance programs of the Munder or Pierce Street will achieve their intended result.


                    NWQ (SUB-ADVISER TO THE VALUE PORTFOLIO)


---------------------------------------------------------------------------------------------------------------------
Name of                 Number of Other Accounts Managed and               Number of Accounts and Total Assets for
Portfolio                   Total Assets by Account Type                   Which Advisory Fee is Performance Based
Manager          ----------------------------------------------------------------------------------------------------
                   Registered     Other Pooled                        Registered    Other Pooled
                   Investment      Investment                         Investment     Investment
                   Companies        Vehicles       Other Accounts      Companies      Vehicles        Other Accounts
---------------------------------------------------------------------------------------------------------------------
Jon D. Bosse,          5                6              50,384            --              --                   8
CFA*             ----------------------------------------------------------------------------------------------------
                 $1,940,557,517   $957,147,124     $28,185,985,366       --              --             $675,569,577
---------------------------------------------------------------------------------------------------------------------
Edward C.              2                6              44,073            --              --                   2
Friedel, CFA*    ----------------------------------------------------------------------------------------------------
                  $176,702,671    $657,512,323     $23,788,329,239       --              --             $507,945,611
---------------------------------------------------------------------------------------------------------------------


*     Mr. Bosse and Mr. Friedel co-manage many of NWQ's client accounts.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

      NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program includes the following components: (1) base salary, and (2) annual bonus.

      Bonus. The annual bonus can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contributions as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic. The Russell 1000 Value is the primary benchmark for the large cap value strategy accounts by which the portfolio managers' bonus compensation is generally measured. Jon Bosse also serves as the primary portfolio manager for certain accounts that employ an all-cap value strategy, and the primary benchmark for this strategy is the Russell Mid-Cap Value. Therefore, Mr. Bosse's compensation is tied to his performance against both benchmarks, as well as other factors indicated in this paragraph.

      The total compensation package has included the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

o If a portfolio manager identifies a limited investment opportunity, which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

o With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and another accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

o Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

            TRANSAMERICA (SUB-ADVISER TO THE GROWTH AND INCOME FUND)


---------------------------------------------------------------------------------------------------------------------
Name of                 Number of Other Accounts Managed and               Number of Accounts and Total Assets for
Portfolio                   Total Assets by Account Type                   Which Advisory Fee is Performance Based
Manager          ----------------------------------------------------------------------------------------------------
                   Registered     Other Pooled                        Registered    Other Pooled
                   Investment      Investment                         Investment     Investment
                   Companies        Vehicles       Other Accounts      Companies      Vehicles        Other Accounts
---------------------------------------------------------------------------------------------------------------------
Gary                   16               --               34                --             --               --
U. Rolle         ----------------------------------------------------------------------------------------------------
                 $7,224,927,319         --         $2,583,985,525          --             --               --
---------------------------------------------------------------------------------------------------------------------
Geoffrey                                                16                 --             --               --
I. Edelstein     ----------------------------------------------------------------------------------------------------
                                                   $4,2,355,918            --             --               --
---------------------------------------------------------------------------------------------------------------------
Edward                 5                                3                  --             --               --
S. Han           ----------------------------------------------------------------------------------------------------
                 $3,944,920,769                    $447,627,267            --             --               --
---------------------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGER COMPENSATION STRUCTURE


      Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

      For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further described below:

      o 80% objective-portfolio performance based calculation based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities, portfolio performance upon assignment, length of time managing portfolio, customized client  benchmarks,  etc. into account
            in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

      o 20% subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example: general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic), quality of investment ideas and managerial duties outside of core responsibility, as determined by the executive team.

      Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

      The method used to determine the compensation for a portfolio manager is the same for all accounts managed by that portfolio manager, including the HSBC Portfolio.


POTENTIAL CONFLICTS OF INTEREST


      At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.


BENEFICIAL OWNERSHIP


      None of the TIM Portfolio Managers or Investment Team, nor their immediate family members, own shares in the Portfolio.


                WADDELL & REED (SUB-ADVISER TO THE GROWTH FUND):


-----------------------------------------------------------------------------------------------------------
    Name of                 Number of Other Accounts Managed and    Number of Accounts and Total Assets for
   Portfolio                    Total Assets by Account Type        Which Advisory Fee is Performance Based
    Manager       -----------------------------------------------------------------------------------------
                                                                                      Other
                     Registered       Other Pooled                   Registered      Pooled
                     Investment        Investment        Other       Investment    Investment       Other
                      Companies         Vehicles       Accounts       Companies     Vehicles      Accounts
-----------------------------------------------------------------------------------------------------------
Daniel P.                 5                9              40              --             --            --
Becker            -----------------------------------------------------------------------------------------
                  $3,366,112,735     $663,363,687    $2,371,165,203       --             --            --
-----------------------------------------------------------------------------------------------------------
Philip J.                 5                9              40              --             --            --
Sanders           -----------------------------------------------------------------------------------------
                  $3,366,112,735     $663,363,687    $2,368,124,673       --             --            --
-----------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGER COMPENSATION STRUCTURE


      WRIMCO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual's level of experience and responsibility; b) an attractive annual bonus structure linked to investment performance, described below; c) eligibility for a stock incentive plan in shares of WDR. that rewards teamwork; and d) paying for the cost of a leased automobile. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and e) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by the firm.


      Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style (the Russell 1000 Growth Index). Half of their bonuses are based upon a three-year period and half is based upon a one year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by WRIMCO (or its afffilate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in mutual funds managed by WRIMCO (or its affiliate) ,WDR's 401(k) plan offers mutual funds managed by Wrimco (or its affiliate) as investment options. . No bonus compensation is based upon the amount of the mutual fund assets under management.


POTENTIAL CONFLICTS OF INTEREST

      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

o The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Sub-Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of funds.

o The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. Waddell & Reed seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to Waddell & Reed 's Allocation Procedures.

      Waddell & Reed and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

  WESTFIELD (SUB-ADVISER TO THE OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND)


----------------------------------------------------------------------------------------------------------------
                                                                           Number of Accounts and Total Assets
Name of                     Number of Other Accounts Managed              for Which Advisory Fee is Performance
Portfolio                   and Total Assets by Account Type                              Based
Manager           ----------------------------------------------------------------------------------------------
                                     Other
                     Registered      Pooled                     Registered     Other Pooled
                     Investment      Investment                 Investment       Investment
                      Companies      Vehicles   Other Accounts   Companies        Vehicles       Other Accounts
----------------------------------------------------------------------------------------------------------------
Aurthur J.                9              --           510             --               1                 14
Bauernfeind       ----------------------------------------------------------------------------------------------
                   $2,982,607,127        --      $5,430,939,815.      --          $17,787,319       $912,968,379
----------------------------------------------------------------------------------------------------------------
William A.                9              --           508             --               3                 14
Muggia            ----------------------------------------------------------------------------------------------
                   $2,982,607,127        --      $4,832,222,387.      --         $603,764,299       $912,968,380
----------------------------------------------------------------------------------------------------------------
Ethan J. Meyers           9                           504                              1                 14
                  ----------------------------------------------------------------------------------------------
                  $2,982,607,127.4               $5,397,139,243                   $17,787,320       $912,968,380
----------------------------------------------------------------------------------------------------------------
Scott R.                  9                           507                                               14
Emerman           ----------------------------------------------------------------------------------------------
                  $2,982,607,127.04              $5,397,886,961                 $17,787,319.54      $912,968,380
----------------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGER COMPENSATION STRUCTURE


      Mr. Muggia is eligible for a fixed base salary and an annual bonus which is paid the month after year end. The bonus is based on the overall financial performance of the company and can vary depending on company results. He is also eligible to participate in the Boston Private Financial Holdings Deferred Compensation Plan and the Boston Private Financial Holdings 401K/Profit Sharing Plan according eligibility requirements. He may also receive stock option and stock rewards from Westfield's parent company, Boston Private Financial Holdings. Mr. Muggia is also entitled to receive and has discretion to distribute, a portion of any performance fees earned on the partnerships he manages.

      Mr. Bauernfeind is eligible for a fixed base salary and an annual bonus which is paid the month after year end. The bonus is based on the overall financial performance of the company and can vary depending on company results. He is also eligible to participate in the Boston Private Financial Holdings Deferred Compensation Plan and the Boston Private Financial Holdings 401K/Profit Sharing Plan according eligibility requirements. He may also receive stock option and stock rewards from Westfield's parent company, Boston Private Financial Holdings. Mr. Bauernfeind is also eligible to receive a portion of any performance fees earned, which are distributed by Mr. Muggia at his discretion on the partnerships that are managed by Mr. Muggia.

      Mr. Meyers is eligible for a fixed base salary and an annual bonus. The bonus is based on his overall performance as well as the financial performance of the company. Specific performance criteria include the quantity and quality of recommendations submitted to the investment committee, as well as attitude, teamwork, communication and motivation. Individual performance attribution is also reviewed.

      Mr. Meyers can also participate in the Boston Private Financial Holdings 401K/Profit Sharing Plan according to eligibility requirements and may also receive stock options and longevity stock awards from Westfield's parent company, Boston Private Financial Holdings. Mr. Meyers is eligible to receive a portion of any performance fees earned, which are distributed by Mr. Muggia at his discretion, on the partnerships that are managed by Mr. Muggia.

      Mr. Emerman is eligible for a fixed base salary and an annual bonus. The bonus is based on his overall performance as well as the financial performance of the company. Specific performance criteria include the quantity and quality of recommendations submitted to the investment committee, as well as attitude, teamwork, communication and motivation. Individual performance attribution is also reviewed. Mr. Emerman can also participate in the Boston Private Financial Holdings 401K/Profit Sharing Plan according to eligibility requirements and may also receive stock options and longevity stock awards from Westfield's parent company, Boston Private Financial Holdings. Mr. Emerman is eligible to receive a portion of any performance fees earned, which are distributed by Mr. Muggia at his discretion, on the partnerships that are managed by Mr. Muggia.

      On April 24, 2006, the Westfield Board of Directors approved an additional bonus pool derived from the director pool, which is strictly tied to the financial performance of the company, to include non-directors in the distribution. This additional compensation for key members of the firm will serve as a retention vehicle for employees upon whose judgment, initiative and effort Westfield largely depends for the successful conduct of its business. The pool is administered by the Westfield Board of Directors who shall have the authority at any time to determine the amount of each award and to adopt, alter and repeal such guidelines and practices for administration of the Pool.


      POTENTIAL CONFLICTS OF INTEREST

      Westfield seeks to identify areas of potential conflicts of interest resulting from managing both the Fund and other accounts. Westfield has adopted polices and procedures to address such potential conflicts. The management of multiple funds and accounts may result in allocating unequal attention and time to the management of each fund and account if each has different objectives, benchmarks, time horizons, and fees as the lead portfolio manager must allocate his time and the team's investment ideas across multiple funds and accounts. A conflict of interest can also arise between those portfolios that incorporate a performance fee with a base advisory fee and the Fund. From time to time, the same securities may be recommended for both types of accounts. If this is the case, the securities are allocated in a manner Westfield believes to be fair and equitable to all effected funds and accounts. Although Westfield seeks best execution for security transactions, a potential conflict can exist in determining which broker to use to execute transaction orders because Westfield may be limited by a client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Westfield executes such directed arrangements last. Furthermore, personal accounts may give rise to potential conflicts of interest; trading in personal accounts is regulated by the firm's Code of Ethics.

      DISTRIBUTION PLANS - CLASS A, CLASS B, AND CLASS C SHARES ONLY

      Distribution Plans have been adopted by the Investor Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan"), and Class C Shares (the "Class C Plan"), of each Fund, as applicable. The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares, Class B Shares, and Class C Shares may bear pursuant to the Class A Plan, Class B Plan and Class C Plan without approval by shareholders of the Class A Shares, Class B Shares, and Class C Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investor Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, and Class C Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, and Class C Shares and to reduce each class's expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class's shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, and Class C Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

      For the fiscal years ended October 31, 2006, 2005, and 2004, each Investor Trust Fund paid the following for distribution expenses:

FUND                                               2006        2005        2004
----                                               ----        ----        ----
Intermediate Duration Fund                      $ 35,878    $ 47,196    $ 58,440
Core Plus Fund                                  $ 41,125    $ 52,642    $ 57,766
New York Tax-Free Bond Fund                     $124,276    $141,280    $158,600
Growth Fund*                                    $ 13,025    $ 12,730    $  6,145
Growth and Income Fund                          $ 34,156    $ 30,948    $ 24,968
High Yield Fund**                               $ 10,608         n/a         n/a
Mid-Cap Fund                                    $ 58,647    $ 57,048    $ 50,755
Overseas Equity Fund                            $ 23,322    $ 18,454    $ 13,214
Opportunity Fund                                $ 38,775    $ 37,641    $ 36,098
Value Fund*                                     $ 16,122    $ 17,769    $  8,211
LifeLine Aggressive Growth Strategy Fund***     $ 14,922    $  1,808         n/a
LifeLine Growth Strategy Fund***                $ 46,425    $  7,212         n/a
LifeLine Moderate Growth Strategy Fund***       $ 58,805    $ 10,439         n/a
LifeLine Conservative Growth Strategy Fund***   $ 17,096    $  3,615         n/a
LifeLine Conservative Income Strategy Fund***   $  5,701    $  2,029         n/a

* The Growth Fund and the Value Fund commenced operations on May 7th, 2004.
** The High Yield Portfolio commenced operations on November 18, 2005.
*** LifeLine Aggressive Growth Strategy Fund, LifeLine Growth Strategy Fund, LifeLine Moderate Growth Strategy Fund, LifeLine Conservative Growth Strategy Fund, and LifeLine Conservative Income Fund commenced operations on February 9, 2005, February 1, 2005, February 1, 2005, February 17, 2005, and February 8, 2005, respectively.


THE DISTRIBUTOR

      BISYS Fund Services Limited Partnership ("BISYS LP"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as distributor to the Funds under a Distribution Contract with each of the Investor Trust and Advisor Trust. BISYS, BISYS LP, and their affiliates also serve as administrator or distributor to other investment companies. BISYS and BISYS LP are each a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor may make payments to broker-dealers for their services in distributing Shares of the Funds.

      Pursuant to the Distribution Plans adopted by the Investor Trust, the Distributor is reimbursed from each Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, and Class C Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, and Class C Shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of their reimbursement from a Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 1.00% of a Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred.

      The Distribution Plans are subject to the Board of Trustees' approval. The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

ADMINISTRATIVE SERVICES PLAN

      The Investor Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of one or more Shareholder Servicing Agents that shall, as agents for their customers who purchase the Fund's Class A Shares, class B Shares and class C Shares, perform certain Shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Investor Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A, Class B Shares, Class C Shares, or Trust Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Trust Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. See "Shareholder Servicing Agents," below.

ADMINISTRATOR AND SUB-ADMINISTRATOR


      Pursuant to an Administration Agreement dated as of July 1, 2006, the Adviser serves as the Trusts' administrator (the "Administrator"), and that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trusts' operations. Pursuant to a Sub-Administration Agreement dated as of the same date, the Administrator has retained BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the "Sub-Administrator"). BISYS served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


      Pursuant to a Sub-Administration Agreement dated as of June 30, 2005 and a Master Services Agreement dated April 1, 2003 and subsequently amended (the "Master Services Agreement"), BISYS provides the Funds with various services, which include sub-administration of the Trusts and the Funds. BISYS' services also include certain legal and compliance services, as well as fund accounting and transfer agency services. The Administrator and BISYS provide certain persons satisfactory to the Boards of Trustees to serve as officers of the Trusts. Such officers, as well as certain other employees of the Trusts, may be directors, officers or employees of the Administrator, BISYS or their affiliates.


      The Administration Agreement was renewed for the one (1) year period ending December 31, 2007, and may be terminated upon not more than 60 days' written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Agreement were also renewed for the one (1) year period ending December 31, 2007. The Agreements provide that BISYS shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.


      The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:


Up to $8 billion.......................................................   0.075%
In excess of $8 billion but not exceeding $9.25 billion................   0.070%
In excess of $9.25 billion but not exceeding $12 billion...............   0.050%
In excess of $12 billion...............................................   0.030%

      The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor family of funds, but the assets of the Underlying Portfolios that reflect assets of funds that invest in the Portfolios are not double-counted. The total administration fee to be paid is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis. For assets invested in the Underlying Portfolios by the Funds, the Portfolios pay half of the administration fee and the Funds pay half of the administration fee, for a combination at the total fee rate set forth above.

      For the fiscal years ended October 31, 2006, 2005 and 2004, the aggregate amount of administration fees paid directly by the Funds were:

FUND^                                             2006      2005****      2004
-----                                             ----      --------      ----
Intermediate Duration Fund                      $  8,130    $ 13,339    $ 15,239
Core Plus Fund                                  $  6,891    $  9,481    $  9,164
New York Tax-Free Bond Fund                     $ 49,147    $ 53,244    $ 52,292
Growth Fund*                                    $ 14,472    $ 15,164    $  6,534
Growth and Income Fund                          $ 35,462    $124,486    $157,574
High Yield Fixed Income Fund**                  $  2,971         n/a         n/a
Mid-Cap Fund                                    $ 21,333    $ 62,330    $100,085
Overseas Equity Fund                            $  9,341    $  8,634    $  6,271
Opportunity Fund                                $ 10,988    $ 10,417    $  9,458
Value Fund*                                     $ 15,824    $ 18,513    $  8,459
Advisor Core Plus Fund                          $ 30,499    $ 39,704    $ 39,914
International Equity Fund                       $ 89,784    $ 64,967    $ 49,743
Opportunity Fund  Advisor +                     $ 70,230    $ 84,419    $106,877
LifeLine Aggressive Growth Strategy Fund***     $  1,519    $    195         n/a
LifeLine Growth Strategy Fund***                $  4,910    $    765         n/a
LifeLine Moderate Growth Strategy Fund***       $  5,759    $    968    $  1,654
LifeLine Conservative Growth Strategy Fund***   $  1,654    $    321         n/a
LifeLine Conservative Income Strategy Fund***   $    690    $    181         n/a

^ For each of the Feeder Funds and LifeLine Funds, the amounts are calculated based upon the Fund's proportionate share of the amounts charged to the Underlying Portfolio or Portfolios in which the Fund invests.
+     Formerly the Small Cap Equity Fund
*     The Growth Fund and the Value Fund commenced operations on May 7th, 2004.
**    The High Yield Portfolio commenced operations on November 18, 2005.
***   LifeLine  Aggressive Growth Strategy Fund,  LifeLine Growth Strategy Fund,
      LifeLine Moderate Growth Strategy Fund, LifeLine Conservative Growth Strategy Fund, and LifeLine Conservative Income Fund commenced operations on February 9, 2005, February 1, 2005, February 1, 2005, February 17, 2005, and February 8, 2005, respectively.
****  Administration fees for 2005 are not reduced to reflect waivers.


TRANSFER AGENT

      Under the Master Services Agreement with BISYS, BISYS acts as transfer agent ("Transfer Agent") for the Trusts. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions, and acts as dividend disbursing agent for the Trusts. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN


      Pursuant to a Custodian Agreement, with respect to domestic assets, HSBC has acted as the custodian of each Fund's assets. Northern Trust Company has become the custodian of each Fund's assets, except that it will become custodian on or about March 9, 2007 for the Core Plus Portfolio, Intermediate Duration Portfolio, and New York Tax-Free Bond Fund (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-

Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.


FUND ACCOUNTING AGENT


      Pursuant to the Master Services Agreement, BISYS also serves as fund accounting agent to each Fund. For the fiscal year ended October 31, 2006, the aggregate amount of fund accounting fees paid by the Funds was:

FUND                                                                    2006**
----                                                                    ------
Intermediate Duration Fund                                             $35,250
Core Plus Fund                                                         $27,000
Advisor Core Plus Fund                                                 $ 9,000
New York Tax-Free Bond Fund                                            $74,567
Growth Fund                                                            $36,000
Growth and Income Fund                                                 $64,255
High Yield Fund*                                                       $34,300
Mid-Cap Fund                                                           $64,054
Overseas Equity Fund                                                   $27,000
International Equity Fund                                              $ 9,000
Opportunity Fund                                                       $27,000
Opportunity Fund +                                                     $ 9,000
Value Fund                                                             $36,000
LifeLine Aggressive Growth Strategy Fund                               $31,500
LifeLine Growth Strategy Fund                                          $31,500
LifeLine Moderate Growth Strategy Fund                                 $31,500
LifeLine Conservative Growth Strategy Fund                             $31,500
LifeLine Conservative Income Strategy Fund                             $31,500

+     Formerly the Small Cap Equity Fund
*     The High Yield Portfolio commenced operations on November 18, 2005.
**    Fund accounting fees for 2006 are not reduced to reflect waivers.


SHAREHOLDER SERVICING AGENTS

      The Trusts have entered into a shareholder servicing agreement (a "Servicing Agreement") with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of each Trust, proxy statements, annual reports, updated prospectuses and other communications from each Trust to the Funds' shareholders; receives, tabulates and transmits to each Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trusts; and provides such other related services as the Trusts or a shareholder may request. Each Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A, B and C Shares. Class R Shares of each Fund is authorized to pay a shareholder servicing fee of up to 0.75%, on an annual basis, of the Fund's average daily net assets attributable to Class R Shares.

      The Trusts understand that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by each Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, each Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds with respect to those accounts.


For the fiscal year ended October 31, 2006, and 2005, each Investor Trust Fund paid the following shareholder servicing expenses:


                        FUND                             2006            2005
----------------------------------------------       ---------------------------
Intermediate Duration Fund                            $ 14,472        $ 18,874
Core Plus Fund                                        $ 45,974        $ 63,343
New York Tax-Free Bond Fund                           $124,629        $132,027
Growth Fund                                           $ 59,963        $ 55,835
Growth and Income Fund                                $ 14,790        $ 13,731
High Yield Fixed Income Fund*                         $ 13,998           N/A
Mid-Cap Fund                                          $ 25,764        $ 24,158
Overseas Equity Fund                                  $ 62,325        $ 57,623
Opportunity Fund                                      $ 73,318        $ 69,521
Value Fund                                            $ 65,147        $ 65,075
LifeLine Aggressive Growth Strategy Fund**            $ 10,142        $  1,316
LifeLine Growth Strategy Fund**                       $ 32,777        $  5,166
LifeLine Moderate Growth Strategy Fund**              $ 38,442        $  6,524
LifeLine Conservative Growth Strategy Fund**          $ 11,041        $  2,160
LifeLine Conservative Income Strategy Fund**          $  4,608        $  1,219

* The High Yield Fixed Income Fund commenced operations on November 18, 2005. ** LifeLine Aggressive Growth Strategy Fund, LifeLine Growth Strategy Fund,
   LifeLine Moderate Growth Strategy Fund, LifeLine Conservative Growth Strategy Fund, and LifeLine Conservative Income Fund commenced operations on
   February 9, 2005, February 1, 2005, February 1, 2005, February 17, 2005, and February 8, 2005, respectively.


FEDERAL BANKING LAW

      The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees of each Trust would review the relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

EXPENSES

      Except for expenses paid by the Adviser and the Distributor, each Fund bears all the costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, and Class C Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of each Trust in relation to the net asset value of the portfolios.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value of each of the shares is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. As of the date of this Statement of Additional Information, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The value of fixed income securities held in a Fund's portfolio will be determined on each day the fixed income market on which the security trades is open. It is anticipated that the U.S. markets for fixed income securities will be closed on certain days and at certain times when the NYSE is open for trading. On days or at times that the fixed income markets are closed and the NYSE is open, each Fund that holds a fixed income security in its portfolio will value that security based on market quotations as of the most recent closing of the fixed income market on which the security trades or valued at fair value in accordance with procedures established by each Trust, as appropriate.

      The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available or are deemed unreliable due to a significant event or otherwise are based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

      Shares of the Portfolios held by the Funds and LifeLine Funds are valued at their respective net asset values as reported to the Adviser or its agent. Other assets of the LifeLine Funds, if any, are valued at their current market value if market quotations are readily available. If market quotations are not available, or if the Adviser determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

      For purposes of determining a Fund's net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank.

      Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities (other than short-term obligations but including listed issues) in a Fund's portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of each Trust. The Adviser typically completes its trading on behalf of the Funds or Portfolios in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m. The value of a foreign security held by a Fund is converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation at the time as of which the NAV is calculated, typically 4:00 p.m., eastern time. Such bid quotation shall be obtained from an independent pricing service approved by the Board of Trustees. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of each Trust.

      In making such valuations, the pricing service utilizes dealer-supplied valuations which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Fund securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

      Interest income on long-term obligations in a Fund's portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

      The accounting records of a Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

      The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      To the extent that a Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

      Subject to each Trust's compliance with applicable regulations, the Trusts on behalf of each Fund have reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities from a Portfolio (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. Each Trust will redeem Fund shares in kind only if it has received a redemption in kind from a Portfolio and therefore shareholders of a Fund that receive redemptions in kind will receive securities of the portfolio. The Portfolios have advised each Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

                               PURCHASE OF SHARES

      Shares may be purchased through the Distributor, Shareholder Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

      All purchase payments are invested in full and fractional Shares. Each Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

      While there is no sales load on purchases of Class B Shares and Class C Shares, the Distributor may receive fees from the Funds. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

      An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Transfer Agent.

      Certain clients of the Adviser whose assets would be eligible for purchase by the Funds may purchase shares of the Trusts with such assets. Assets purchased by the Funds will be subject to valuation and other procedures by the Board of Trustees.

      The following information supplements and should be read in conjunction with the sections in the Funds' Prospectuses entitled "Purchasing and Adding to Your Shares" and "Distribution Arrangements/Sales Charges". The Prospectuses contain a general description of how investors may buy shares of the Funds and states whether a Fund offers more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable CDSCs. After being held for six years, Class B shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC. Class B and C shares are offered without an initial sales charge. The Funds may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trusts sign.

      When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in a Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest substantial amounts (e.g. over $50,000) in Fund shares.

      Shares of the Funds are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

      The sales load on Class A Shares does not apply in any instance to reinvested dividends.


      From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Funds. Dealers may not use sales of a Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by the Funds or their shareholders.


      Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of each Trust for recordholders of such shares.

CLASS R SHARES

      Class R Shares of the LifeLine Funds generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Funds to utilize Class R Shares in certain investment products or programs. Class R Shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R Shares also are generally available only to retirement plans where Class R Shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R Shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

      A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R Shares. Specifically if a retirement plan eligible to purchase Class R Shares is otherwise qualified to purchase other Classes at net asset value or at a reduced sales charge or where the retirement plan does not require the distribution and administrative support services typically required by Class R Share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R Shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

EXCHANGE PRIVILEGE


      By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of each Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Global Emerging markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S Hedged), HSBC Investor Global Fixed Income Fund, HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Short Duration Fixed Income Fund, HSBC Investor Core Fixed Income Fund, HSBC Intermediate Duration Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund, HSBC Investor High Yield Fixed Income Fund, New York Tax-Free Bond Fund (the "Income Funds"); HSBC Investor Growth Fund, HSBC Investor Value Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trusts' other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.


      An investor will receive Class A Shares of a Fund in exchange for Class A shares of other HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares, and Advisor Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A or Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

      Because Class R Shares of the LifeLine Funds are held within retirement plans, exchange privileges are only available for other Class R Shares of the LifeLine Funds. Please contact your retirement plan administrator for information on how to exchange your Class R Shares within your retirement plan.

      The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange. It should also be noted that the Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days. See "Redemption Fee."

      An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trusts at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

AUTOMATIC INVESTMENT PLAN

      The Trusts offer a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trusts and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trusts, there may be a delay between the time of bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

      For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

      Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre- authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

      Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds' custodian bank by following the procedures described above.

      For further information on how to direct a securities broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent.

                                  SALES CHARGES

CLASS A SHARES

      The public offering price of the Class A Shares of the Funds equals net asset value plus the applicable sales charge. The Distributor receives this sales charge and may reallow it as dealer discounts and brokerage commissions as follows:

EQUITY FUNDS


                                                    SALES CHARGES AS:
                                                 PERCENTAGE OF OFFERING               PERCENTAGE OF NET AMOUNT
SIZE OF TRANSACTION AT OFFERING PRICE                     PRICE                               INVESTED
-------------------------------------                     -----                               --------
Less than $50,000                                         5.00%                                5.26%
$50,000 but less than $100,000                            4.50%                                4.71%
$100,000 but less than $250,000                           3.75%                                3.90%
$250,000 but less than $500,000                           2.50%                                2.56%
$500,000 but less than $1,000,000                         2.00%                                2.04%
$1,000,000 and over                                       1.00%                                1.01%

INCOME FUNDS

                                                    SALES CHARGES AS:
                                                 PERCENTAGE OF OFFERING               PERCENTAGE OF NET AMOUNT
SIZE OF TRANSACTION AT OFFERING PRICE                     PRICE                               INVESTED
-------------------------------------                     -----                               --------
Less than $50,000                                         4.75%                                4.99%
$50,000 but less than $100,000                            4.25%                                4.44%
$100,000 but less than $250,000                           3.50%                                3.63%
$250,000 but less than $500,000                           2.50%                                2.56%
$500,000 but less than $1,000,000                         2.00%                                2.04%
$1,000,000 and over                                       1.00%                                1.01%

SALES CHARGE WAIVERS

      The Distributor may waive sales charges for the purchase of Class A Shares of the Funds by or on behalf of (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, BISYS and any affiliates thereof, (3) Trustees of the Trusts, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by BISYS L.P. or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. The Distributor may also waive Class A shares that were subject to a sales charge, sales charges for the purchase of the Funds Class A shares with the proceeds from the recent redemption of Class B shares, or Class C Shares of the Funds. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

      For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Class A Shares of any fund in the HSBC Investor Family of Funds. For example, if a Shareholder concurrently purchases Class A Shares in one of the Funds of the Trusts sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another Fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

LETTER OF INTENT

      An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of the Funds at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

      A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trusts at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

RIGHT OF ACCUMULATION

      Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Funds at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Funds then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Class A Shares of the Funds that were subject to a sales charge, and any Class B Shares and/or Class C Shares held. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - CLASS B SHARES

      Class B Shares of the Fund, which are redeemed less than four years after purchase will be subject to a CDSC. The CDSC will be based on the lesser of the net asset value at the time of purchase of the Class B Shares being redeemed or the net asset value of such Shares at the time of redemption. Accordingly, a

CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions.

      Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Class B Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. If an investor sells some but not all his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a CDSC. In such cases, the CDSC will be:

                                                   CDSC AS A % OF DOLLAR AMOUNT
      YEARS SINCE PURCHASE                               SUBJECT TO CHARGE
               0-1                                             4.00%
               1-2                                             3.00%
               2-3                                             2.00%
               3-4                                             1.00%
          More than 4                                          None

      The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and
(iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE -- CLASS B SHARES

      Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares the investor receives will equal the dollar value of the Class B shares converted.

LEVEL LOAD ALTERNATIVE -- CLASS C SHARES

      Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $100,000. Class C Shares of the Funds are sold at net asset value without an initial sales charge but are subject to a CDSC of 1.00% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section Contingent Deferred Sales Charge ("CDSC") -- Class B Shares" except that the references to three years and four years in the first paragraph of that section shall mean one year in the case of Class C Shares. Class C Shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets of the Class. Unlike Class B Shares, Class C Shares have no conversion feature and, accordingly, an investor that purchases Class C Shares will be subject to 12b-1 fees applicable to Class C Shares for an indefinite period subject to annual approval by each Fund's Board of Trustees and regulatory limitations.

      The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower net asset value than Class A Shares. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

      Unlike Class B Shares, Class C Shares have no conversion feature.

                              REDEMPTION OF SHARES

      A shareholder may redeem all or any portion of the shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class R and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

      The proceeds of a redemption are normally paid from each Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trusts reserve the right to redeem upon not less than 30 days' notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

      Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his securities broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent.


      The Board of Trustees of the Trusts has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder's proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures; (b) did not favor the affiliated shareholder to the detriment of any other shareholder, and, in the context of a registered Feeder Fund's redemption in kind from a Portfolio, the redemption also did not favor the Portfolio to the detriment of the Feeder Fund; and (c) were in the best interests of the distributing Fund or Portfolio.


REDEMPTION FEE

      The Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days.

SYSTEMATIC WITHDRAWAL PLAN

      Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

      REDEMPTION BY LETTER. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds' transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

      REDEMPTION BY WIRE OR TELEPHONE. An investor may redeem Class A, Class B and Class C Shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trusts. These redemptions may be paid from the applicable Fund by wire or by check. The Trusts reserve the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trusts. Instructions for wire redemptions are set forth in the Purchase Application. The Trusts employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected:
(1) shareholder's  account number; (2) shareholder's social security number; and
(3) name and account number of shareholder's designated securities broker or bank. If either Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                                RETIREMENT PLANS

      Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

      Shares of the Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

      Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

      The Funds may be used as investment vehicles for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as investment vehicles for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

      For each Income Fund, the relevant Trust declares all of the Fund's net investment income daily as a dividend to the Fund's shareholders. Dividends substantially equal to a Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.


      Each Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund's shareholders to the extent necessary to avoid application of the 4%
non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased. For the various Fixed Income Funds, and the Growth and Income Fund, International Equity Fund, Mid-Cap Fund, Overseas Equity Fund, Opportunity Fund, and Advisor Opportunity Fund, dividends are distributed monthly. For the Growth Fund, dividends are distributed annually, and for the Value Fund, dividends are distributed semi-annually. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional shares of each Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.


      Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolios and therefore will not be distributed as dividends to the shareholders of the Funds that invest in the Portfolios. Rather, these payments on mortgage-backed securities generally will be reinvested by the Portfolios in accordance with its investment objective and policies.

              DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

      INVESTOR TRUST AND ADVISOR TRUST

      Each Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Investor Trust has 24 series of shares and the Advisor Trust has 3 series of shares. The separate series of each Trust constitute a separately managed "Fund". The Trusts reserve the right to create additional series of shares. Currently, the Funds issue separate classes of shares as described under "General Information."

      Each share of each class of the Funds, if applicable, represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trusts are not required and have no current intention to hold annual meetings of shareholders, although the Trusts will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

      Under each Trust's Declaration of Trust, the Trusts are not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that either the Investor Trust or the Advisor Trust will hold shareholders' meetings unless required by law or its respective Declaration of Trust. In this regard, each Trust will be required to hold a meeting to elect Trustees (i) to fill any existing vacancies on the Board if after filling the vacancy, less than two-thirds of the Trustees then holding office would have been elected by shareholders, or (ii) if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Investor Trust's and Advisor Trust's Declaration of Trust provide that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

      The Trusts' shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

      Interests in a Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

      Shareholders of the Investor Trust and Advisor Trust should note that the respective series (or "Portfolios") of the Portfolio Trust will vote separately or together in the same manner as described above for the Trusts. Under certain circumstances, the investors in one or more Portfolios of the Portfolio Trust could control the outcome of these votes. Whenever the Portfolio Trust is requested to vote on a matter pertaining to the Portfolio, the Advisor Trust and/or the Investor Trust will hold a meeting of the affected Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Investor Trust and Advisor Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

      Shareholders of each Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the same Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of a Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

      Each of the Investor Trust and Advisor Trust's Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

      Each Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

PORTFOLIO TRUST

      The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolios are separate series of the Portfolio Trust, which currently has nine series. The Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in each Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of their respective Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither Fund nor their shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.

OWNERSHIP OF THE FUNDS

      As of February 1, 2007, the following persons owned of record 5% or more of a Fund or class of shares:


                                                                                         PERCENT OF THE
                                                                                            CLASS TOTAL
                                                                                         ASSETS HELD BY
FUND/CLASS                                                    NO. OF SHARES              THE SHAREHOLDER
----------                                                    -------------              ---------------
AGGRESSIVE GROWTH STRATEGY FD CL A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             37563.62                      99.90%

AGGRESSIVE GROWTH STRATEGY FD CL B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             267,661.8                     100%

AGGRESSIVE GROWTH STRATEGY FD CL C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             11,482.82                     100%

CONSERVATIVE GROWTH STRATEGY FD CL A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             306,67                        99.95%

CONSERVATIVE GROWTH STRATEGY FD CL B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             252,080.1                     99.97%

CONSERVATIVE GROWTH STRATEGY FD CL C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             34,298.58                     100%

CONSERVATIVE INCOME STRATEGY FD CL A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             142,380.37                    100%

CONSERVATIVE INCOME STRATEGY FD CL B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             75,998.52                     100%

CONSERVATIVE INCOME STRATEGY FD CL C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             2,280.83                      100%

GROWTH STRATEGY FD CL A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1,135,081.83                  99.75%

GROWTH STRATEGY FD CL B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             774,249.2                     99.85%

GROWTH STRATEGY FD CL C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             59,968.34                     100%

HSBC SMALL CAP EQUITY  ADVISOR FUND
SEI PRIVATE TRUST COMPANY
C/O HSBC AB3
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456                                                6,444,979.58                  56.08%

NORTHERN TRUST AS TRUSTEE
HSBC NORTH AMERICA US RETIRMENT
PO BOX 92956
CHICAGO, IL 60675                                             3,353,097.31                  29.18%

PERSHING LLC
ONE PERSHING PLAZA, 14TH FLOOR
JERSEY CITY, NJ 07399                                         622,944.08                    5.42%

HSBC INVESTOR CORE PLUS F/I FD-ADVISOR
SEI PRIVATE TRUST COMPANY
C/O HSBC AB3
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456                                                3,736,820.05                  46.90%

VANGUARD FIDUCIARY TRUST COMPANY
HSBC INVESTOR FUNDS
400 DEVON PARK DRIVE K-22
WAYNE, PA 19087                                               2,901,723.19                  36.42%

HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1,250,462.                    15.69%

HSBC INVESTOR CORE PLUS F/I FD-CLASS A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1,386,155.64                  96.77%

HSBC INVESTOR CORE PLUS F/I FD-CLASS B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             409,831.88                    100%

HSBC INVESTOR CORE PLUS F/I FD-CLASS C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             19,568.43                     100%

HSBC INVESTOR GROWTH & INCOME-CLASS A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             92,85.81                      88%

 SEI PRIVATE TRUST COMPANY
C/O HSBC AB3
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456                                                12,861,819.7                  10.76%

HSBC INVESTOR GROWTH & INCOME-CLASS B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             416,940.47                    99.95%

HSBC INVESTOR GROWTH & INCOME-CLASS C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             3,006.26                      100%

HSBC INVESTOR GROWTH & INCOME-CLASS I
SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456                                                 3,556,412.36                  96.76%

HSBC INVESTOR GROWTH FUND CLASS A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1,921,952.57                  92%

HSBC INVESTOR GROWTH FUND CLASS B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             110,423.76                    100%

HSBC INVESTOR GROWTH FUND CLASS C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             8,056.27                      100%

HSBC INVESTOR GROWTH FUND CLASS I
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1,012,034                     72.15%

SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS, PA 19456                                                389,068.16                    27.74%

HSBC INVESTOR HIGH YIELD F/I FD-CL A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             350,728.05                    100%

HSBC INVESTOR HIGH YIELD F/I FD-CL B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             211,167.2                     100%

HSBC INVESTOR HIGH YIELD F/I FD-CL C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             24,154.38                     100%

HSBC INVESTOR HIGH YIELD F/I FD-CL I
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             184,998.38                    100%

HSBC INVESTOR INTRMDTE DURA F/I FD-A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             83,399.88                     98.97%

HSBC INVESTOR INTRMDTE DURA F/I FD-B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             352,869.04                    99.98%

HSBC INVESTOR INTRMDTE DURA F/I FD-C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             51,681.41                     100%

HSBC INVESTOR INTRMDTE DURA F/I FD-I
VANGUARD FIDUCIARY TRUST COMPANY
HSBC INVESTOR FUNDS
400 DEVON PARK DRIVE K-22
WAYNE, PA 19087                                               727,271.63                    55.62%

SEI PRIVATE TRUST COMPANY
C/O HSBC AB3
ONE FREEDOM VALLEY DIRVE
OAKS, PA 19456                                                563,765.17                    43.12%

HSBC INVESTOR INT'L EQUITY-ADVISOR
SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456                                                 6,834,140.8                   47.42%

VANGUARD FIDUCIARY TRUST COMPANY
HSBC INVESTOR FUNDS
400 DEVON PARK DRIVE
WAYNE PA 19087                                                7,218,824.2                   50.09%

HSBC INVESTOR MID-CAP FUND - CLASS A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             295,993.88                    63.61%

SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456                                                 169,175.92                    36.35%

HSBC INVESTOR MID-CAP FUND - CLASS B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             884,240.58                    99.55%

HSBC INVESTOR MID-CAP FUND - CLASS C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             12,066.17                     100%

HSBC INVESTOR MID-CAP FUND - TRUST
SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456                                                 1,974,678.45                  98.82%

HSBC INVESTOR NY TAX-FREE BOND -CLASS A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             3,166,429.75                  99.46%

HSBC INVESTOR NY TAX-FREE BOND -CLASS C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             98,723.62                     100%

HSBC INVESTOR NY TAX-FREE BOND-CLASS B

HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1,161,454.27                  99.06%

HSBC INVESTOR NY TAX-FREE BOND-CLASS I
SEI PRIVTE TRUST COMPANY
C/O HSBC AB3
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456                                                1,239,304.41                  95.91%

HSBC INVESTOR NY TAX-FREE BOND -CLASS Y
SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456                                                 1,187,030.082                 81.47%

FIRST & CO
160 MAIN ST
ATTN TRUST OPS
ONEIDA NY 13421                                               215,556.834                   14.79%

HSBC INVESTOR OPPORTUNITY FUND - CLASS A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             966,868.87                    73.17%

STRAFE & CO
PO BOX 160
WESTERVILLE OH 430860160                                      284,580.66                    21.54%

HSBC INVESTOR OPPORTUNITY FUND - CLASS B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             406,108.52                    99.83%

HSBC INVESTOR OPPORTUNITY FUND - CLASS C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             25,387.79                     99.70%

HSBC INVESTOR OVERSEAS EQUITY - CLASS A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             840,088.92                    97.12%

HSBC INVESTOR OVERSEAS EQUITY - CLASS B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             202,543.71                    99.73%

HSBC INVESTOR OVERSEAS EQUITY - CLASS C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             10,442.42                     92.70%

AMERITRADE, INC
1005 NORTH AMERITRADE PLACE
BELLVUE, NE 68005                                             822.08                        7.30%

HSBC INVESTOR SMALL CAP EQUITY LTD
HSBC SECURITIES (USA) INC.
1 HSBC CENTER
BUFFALO NY 14203                                              161,371.745                   63.26%

HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             93738.372                     36.74%

HSBC INVESTOR TAX-FREE MMKT FUND CLASS Y
HSBC BROKERAGE USA INC
452 FIFTH  AVE
NEW YORK, NY 10018                                            8,196,137.47                  10.49%

HSBC INVESTOR VALUE FUND CLASS A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1,797,514.49                  95.67%

HSBC INVESTOR VALUE FUND CLASS B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             130,725.91                    100%

HSBC INVESTOR VALUE FUND CLASS C
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             10,268.71                     100%

HSBC INVESTOR VALUE FUND CLASS I
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             957,352.91                    65.73%

SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456                                                 497,533.03                    34.16%

MODERATE GROWTH STRATEGY FD CL A
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1,143,358.57                  99.96%

MODERATE GROWTH STRATEGY FD CL B
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018                                             1007585.7                     99.86%


                                    TAXATION

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

      The Funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

      If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits.

      As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all or substantially all of such income.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

      A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

THE PORTFOLIOS

      Each Portfolio has obtained a ruling from the Internal Revenue Service that the Portfolio will be treated as a partnership for federal income tax purposes. For purposes of determining whether a Fund satisfies the income and diversification tests to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's income and assets.

DISTRIBUTIONS IN GENERAL

      Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain dividends exempt-interest dividends and capital gain dividends). Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15%. These rates do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by
"qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as "qualified foreign corporations."

      The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income.

      Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

TAX-EXEMPT INCOME (NEW YORK TAX-FREE BOND FUND)

      The New York Tax-Free Bond Fund (the "New York Fund") intends to invest a sufficient amount of its assets in municipal securities to qualify to distribute "exempt-interest dividends" (as defined in the Code) to shareholders. Such dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of the New York Fund's taxable year, at least 50% of the value of its total assets consists of securities the interest on which is exempt from the regular federal income tax under Code section 103. Exempt-interest dividends distributed to shareholders are not included in shareholders' gross income for regular federal income tax purposes. The New York Fund will determine periodically which distributions will be designated as exempt-interest dividends. If the New York Fund earns income which is not eligible to be so designated, the New York Fund intends to distribute such income. Such distributions will be subject to federal, state and local taxes, as applicable, in the hands of shareholders.

      Interest on certain types of private activity bonds is not exempt from federal income tax when received by "substantial users" (as defined in the Code). A "substantial user" generally includes any "nonexempt person" who regularly uses in trade or business part of a facility financed from the proceeds of private activity bonds. The New York Fund may invest periodically in private activity bonds and, therefore, may not be an appropriate investment for entities that are substantial users of facilities financed by private activity bonds or "related persons' of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family owns indirectly in aggregate more than 50% of the equity value of the substantial user.

      Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. Although the New York Fund's Adviser attempts to determine that any security it contemplates purchasing on behalf of the New York Fund is issued with an opinion indicating that interest payments will be exempt from federal and (as applicable) state tax, neither the Adviser nor the New York Fund's counsel makes any review of proceedings relating to the issuance of municipal securities or the bases of such opinions.

DISPOSITIONS

      Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than 12 months, the maximum current federal income tax rate is 15%. Any loss realized from a disposition of Fund shares that were held for six months or less will be disallowed to the extent that dividends received from a Fund are designated as exempt-interest dividends. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

      If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder's gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder's tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

      The Funds generally will be required to withhold federal income tax at a rate of 28% ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Funds with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION


      Distributions may be subject to additional state and local taxes, depending on each shareholder's particular situation. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income FROM THE Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Fund elects to follow certain procedures. Each Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.


      Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Subject to certain limitations, dividends payable to certain non-U.S. shareholders will be exempt from withholding of U.S. tax through 2007 to the extent such dividends are attributable to interest or short-term capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

FUND INVESTMENTS

      MARKET DISCOUNT. If the Portfolio purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount" not previously taken into account.

      ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

      OPTIONS FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

      Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

      Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Portfolio are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Portfolio, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.

      Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed at the rate of tax applicable to ordinary income.

      CONSTRUCTIVE SALES. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of a Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

      ALTERNATIVE MINIMUM TAX. While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

      All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation's adjusted current earnings. The Funds will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

SPECIAL TAX CONSIDERATIONS

      Exempt-interest dividends, whether received by shareholders in cash or in additional shares, derived by New York residents from interest on qualifying New York bonds generally are exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. Gain on the sale of redemption of Fund shares generally is subject to New York State and New York City personal income tax.

                                OTHER INFORMATION

CAPITALIZATION

      The Advisor Trust is a Massachusetts business trust established under a Declaration of Trust dated April 5, 1996. The Investor Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994 the name of the Investor Trust was "Fund Trust". Prior to April 12, 2001, the name of the Investor Trust was Republic Funds.

      The capitalization of each of the Investor Trust and Advisor Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional class or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trusts for the fiscal year ending October 31, 2007. KPMG LLP will audit each Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, OH 43215.


COUNSEL

      Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trusts, and also acts as counsel to the Trusts. Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174, acts as counsel to the Independent Trustees of the Trust.

CODE OF ETHICS

      Each Trust, and each of the Adviser, the Sub-Advisers and BISYS have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in each Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. or on the SEC's website at http://www.sec.gov.

      Statements contained herein and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


      Each Fund's current audited financial statements (and the audited financial statements of the corresponding Portfolios) dated October 31, 2006 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2006 as filed with the Securities and Exchange Commission. Copies of the report will be provided without charge to each person receiving this Statement of Additional Information.


SHAREHOLDER INQUIRIES

      All shareholder inquiries should be directed to the Trusts, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL/FREE)

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA An obligation rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A An obligation rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB An obligation rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB An obligation rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.


Plus (+) or Minus (-) The ratings from 'AA' to 'BB' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Corporate and Municipal Notes

SP-1           Strong   capacity  to  pay  principal  and  interest.   An  issue
               determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3           Speculative capacity to pay principal and interest.

Note: A S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A I             Issues  assigned this highest rating are regarded as having  the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., 'AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., 'SP-1+/A-1+).

MOODY'S INVESTORS SERVICE

U.S. Municipal Bonds

Aaa            Issuers   or  issues   rated  Aaa   demonstrate   the   strongest
               creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa             Issuers   or   issues   rated   Aa   demonstrate    very   strong
               creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba             Issuers   or   issues   rated   Ba   demonstrate    below-average
               creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/ This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly VMIG1 1reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/ This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding VMIG 2 group.

MIG 3/ This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access VMIG 3 for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer's specific structural or credit features.

Commercial Paper

Prime-1 Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well established industries.

      High rates of return on funds employed.

               Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

               Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime      Issuers  rated "Not  Prime" do not fall  within any of the  Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes U.S. Public Finance securities)

AAA Highest credit quality. 'AAA' denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. Single 'A' rating denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus (+) or Minus (-) Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, however, are not added to the 'AAA' category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2 Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or F-1" ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus (+) The plus sign may be appended to a 'F-1' category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as 'AAA/F1+'. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

APPENDIX B

DESCRIPTION OF MUNICIPAL OBLIGATIONS

      Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

      The two principal classifications of Municipal Obligation bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending" on numerous factors.

      Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

      1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

      2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

      3. Tax And Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

      4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

      Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

      The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody's Investors Service, Standard & Poor's Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

APPENDIX C

ADDITIONAL INFORMATION CONCERNING
NEW YORK MUNICIPAL OBLIGATIONS

RISK FACTORS AFFECTING INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

      The Trust intends to invest a high proportion of the New York Tax-Free Money Market Fund's assets in New York municipal obligations. The summary set forth above is included for the purposes of providing a general description of New York State and New York City credit and financial conditions, and does not purport to be complete. The information is derived from sources that are generally available to investors, and such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the accuracy or completeness of such information, and such information will not be updated during the year. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in the Fund's concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of New York issues with the yield of a more diversified portfolio including out-of-state issues before making an investment decision. The Adviser believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality municipal obligations, including participation interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is somewhat insulated from the credit risks that may exist for long-term New York municipal obligations.

      Subject to the fundamental policy, the New York Tax-Free Money Market Fund may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). If the Trust invests on behalf of the New York Tax-Free Money Market Fund in taxable securities, such securities will, in the opinion of the Adviser, be of comparable quality and credit risk with the Municipal Obligations described above.

      New York State and other issuers of New York Municipal Obligations have historically experienced periods of financial difficulties which have caused the credit ratings of certain of their obligations to be downgraded by certain rating agencies. Recurrence of such financial difficulties could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. There can be no assurance that credit ratings on obligations of New York State and New York City and other New York Municipal Obligations will not be downgraded further.


      The State's economic expansion entered its fourth year in September 2006, with State employment, personal income, and wages all experiencing solid growth. The momentum of the State's expansion appears to have peaked, however, and the Division of Budget (DOB) forecast for the next four years predicts more moderate rates of economic growth.

      The State's strong income performance in 2006, was due in large part to significant increases in finance and insurance sector bonus growth, a strong real estate market and substantial stock market gains. These trends have translated into continuing strong growth in State tax revenues. If current estimates are correct, annual growth in tax receipts will approach nearly 12 percent in the current fiscal year, after factoring the impact of law changes. The extraordinary rates of underlying growth are expected to moderate in future years consistent with projected economic growth. In addition, receipts growth will be reduced by already enacted tax reductions.

      The net General Fund surplus is projected at $1.5 billion in the current year, $451 million higher than the Mid-Year Update. Strength in tax collections, attributable especially to continued economic growth in the financial services, real estate, and construction sectors, has led DOB to raise its General Fund tax receipts forecast for the current year by over $500 million. This growth is partially offset by a delayed payment of $175 million from the New York Power Authority that is now expected to be received in 2007-08, and other modest revenue revisions. A planned $428 million payment from New York City also remains at risk, but is expected by the end of the current fiscal year.

      Many complex political, social, and economic forces influence the State's economy and finances unpredictably from fiscal year to fiscal year. Forecast of national and State economic activity have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and State economies.

      Although it appears that the Federal Reserve has successfully managed a soft landing and that the U.S. economy will avoid a near-term recession, considerable risk remain. As always, any forecast of New York State's economic performance is contingent upon the absence of severe shocks to the economy. Unpredictable events such as a major terrorist attack remain the biggest risk to continued economic expansion. Such a shock could impair economic growth in many ways, such as causing a plunge in consumer confidence, the stock market, investment spending by firms, or impairing the transportation of goods and services, or causing a large spike in oil prices. A severe and extended downturn could easily materialize from such shocks.

      A more severe downturn than anticipated in the housing market could derail the national economy from its predicted path. The additional weakness emanating from the housing and manufacturing sectors could result in lower job and income growth than expected, which in turn would produce lower than expected growth in household spending. A more abrupt increase in energy prices could reduce the ability of consumers and businesses to spend on non-energy related items. Such cutbacks could make firms behave even more cautiously and reduce business capital spending. Persistently high energy prices also raise the possibility that inflationary expectations could ratchet higher, causing the Federal Reserve Board to revert back to a tightening of monetary policy. Higher interest rates would, in turn, further exacerbate the slowdown and raise the likelihood of a recession.

      A sharp reduction in the inflow of foreign funds could produce new inflationary pressures by weakening the U.S. dollar, which might also cause the Federal Reserve to resume monetary tightening. Such a development might also produce an imbalance in the market for U.S. Treasury securities, causing long-term rates to rise higher than expected in order to fund the Federal budget deficit; higher than anticipated Federal spending on the Iraq war could have a similar effect. An increase in interest rates could, in turn, induce households to increase the personal saving rate, resulting in even further cutbacks in consumer spending. This risk would only be exacerbated by lower than expected equity or housing prices, particularly if the anticipated easing of home prices happens suddenly rather than gradually, as expected. Again, lower consumption growth could weaken expected future corporate profits and, in turn, lower employment and investment growth.

      On the other hand, lower than expected inflation, perhaps as a result of an even greater drop in the price of oil or more modest growth in unit labor costs, possibly due to slower growth in wages or stronger productivity growth, could induce the Federal Reserve to reduce its short-term interest rate target, resulting in stronger consumption and investment growth than projected. A more rapid increase in export growth due to either a weakened dollar or faster global growth could generate a somewhat stronger increase in total output than expected. Moreover, stronger employment growth could result in higher real wages, supporting faster growth in consumer spending than currently anticipated.

      In addition to the risks described above for the national forecast, there are risks specific to New York State. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is currently forecast. Higher energy prices and the potential for greater pass-through to core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could tighten one more time. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State's real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple though the economy, affecting both employment and wages.

      In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher than projected wage and bonuses growth. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

      Existing labor contracts with all of the State's major employee unions expire at the end of 2006-07 (United University Professionals will expire on July 1, 2007). New York State's 2007-2008 financial plan does not set aside any reserves for future collective bargaining agreements in 2007-08 or beyond. Each future one percent salary increase would cost roughly $86 million annually in the General Fund and $134 million in All Funds.

      The State's projections for 2006-07 and beyond assume approximately $450 million annually in receipts that are the subject of ongoing negotiations between the State and New York City. Actual receipts in 2005-06 were $450 million below planned levels, which the State recovered on a cash-basis by reducing spending for State aid to the City for reimbursement of CUNY costs.

      The Office of the Inspector General (OIG) of the United States Department of Health and Human Services is conducting six audits of aspects of New York State's School Supportive Health Services program with regard to Medicaid reimbursement. The audits cover $1.4 billion in claims submitted between 1990 and 2001. To date, OIG has issued four final audit reports, which cover claims submitted by upstate and New York City school districts for speech pathology and transportation services. The final audits recommend that the Centers for Medicare and Medicaid Services (CMS) disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, $436 million of the $551 million in claims submitted for New York City speech pathology services, and $96 million of the $123 million for New York City transportation services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn. If the recommended disallowances are not withdrawn, the State expects to appeal.

      While CMS has not taken any action with regard to the disallowances recommended by OIG, CMS is deferring 25 percent of New York City claims and 9.7 percent of claims submitted by the rest of the State, pending completion of the audits. Since the State has continued to reimburse school districts for certain costs, these Federal deferrals are projected to drive additional spending of roughly $50 million annually, which has been reflected in the State's Financial Plan.

      On January 18, 2007, the Centers for Medicare and Medicaid Services (CMS) issued a proposed rule that, if implemented, would significantly curtail Federal Medicaid funding to public hospitals (including New York City's Health and Hospital Corporation - HHC) and institutions and programs operated by both the State Office of Mental Retardation and Developmental Disabilities and the State Office of Mental Health. The rule seeks to restrict State access to Federal Medicaid resources. The provision replacing prospective reimbursement with cost-based methodologies would have the most significant impact on New York's health care system.

      The proposed rule could go into effect as soon as September 2007. It is estimated the rule could result in the loss of $350 million annually in Federal funds for HHC and potentially larger losses in aid for the State Mental Hygiene System.

      The states affected by the regulations are expected to challenge their adoption on the basis that CMS is overstepping its authority and ignoring the intent of Congress. In recent years, the Congress has rejected similar proposals in the President's budget.


      As of February 2005, S&P had given New York State's general obligation bonds a rating of AA, Moody's had given the State's general obligation bonds a rating of Aa3 and Fitch had given the bonds a rating of AA-. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the New York Tax-Free Money Market Fund invests.

      For further information concerning New York Obligations, see the Annual Information Statement (AIS), and any updates and supplements thereto. A copy of the AIS (and any updates and supplements thereto), is available on the New York Division of the Budget's ("DOB") internet website (http://www.budget.state.ny.us/) or by contacting the New York Division of the Budget. New York State's Financial Plan, including the economic forecast for 2006-07, detailed forecasts for New York State receipts, and the proposed Capital Program and Financing Plan for the 2005-2006 through 2009-10 fiscal years are available on the New York State Division of the Budget's website at www.budget.state.ny.us. In addition to this information, the Office of the State Comptroller prepares the State's annual financial statements and comprehensive annual financial report. Copies of both documents may be obtained by contacting the Office of the State Comptroller, or on their website at www.osc.state.ny.us.

APPENDIX D

HSBC INVESTOR FUNDS, HSBC ADVISOR FUNDS TRUST, AND HSBC INVESTOR PORTFOLIOS PROXY VOTING POLICY

      The Trust delegates the authority to vote proxies related to portfolio securities of each series (the "Funds") of the Trust to HSBC Asset Management (Americas) Inc. ("HSBC"), which in turn delegates proxy voting authority for some Funds of the Trust to a Sub-Adviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the "Board") adopt the proxy voting policies and procedures of HSBC and the Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

      The Board will provide the Trust's consent to vote in matters where HSBC or a Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

APPENDIX E


                           HSBC Investments (USA) Inc.
                      Halbis Capital Management (USA) Inc.

                       PROXY VOTING POLICY AND PROCEDURES

      The purpose of this proxy voting policy is to reasonably insure that HSBC Investments (USA) Inc. and Halbis Capital Management (USA) Inc., (HSBCUSA), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager's investment advisory clients is the primary consideration in determining how proxies should be voted.

      As long  as  there  is no  provision  to the  contrary  in the  Investment
Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBCUSA to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBCUSA by each Investment Company's Board of Directors.

PROXY VOTING POLICY

      It is the policy of HSBCUSA to vote client proxies for the exclusive benefit of its clients' accounts. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

      HSBCUSA generally will not favor proposals that are designed to make it difficult for a company to be acquired or that have a tendency to entrench current management at the expense of securities holders. Therefore, HSBCUSA will generally vote against proposals concerning instituting "poison pills", classified boards of directors, unequal voting rights, elimination of shareholder action by written consent and granting stock options at less than fair market value.

      In this regard, HSBCUSA has engaged a third party proxy voting service provider ("Proxy Service Provider") to conduct analysis of proposals, and to provide guidance on voting ballots. The Proxy Service Provider provides its analysis in the form of written reports, which are circulated to HSBCUSA' investment staff for their review. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

      Certain portfolios ("Fund of Funds") primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles ("Sub-Funds") which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

ADMINISTRATION

      The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBCUSA will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

CONFLICTS OF INTEREST

      HSBCUSA generally will vote proxies in accordance with the Proxy Service Provider's predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service Provider's predetermined recommendations, HSBCUSA' senior management will review, and if deemed necessary, an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

CLIENT ACCESS TO PROXY VOTING RECORDS

      A record of how proxies have been voted for a client's account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Investments (USA) Inc., 452 Fifth Avenue - 18th Floor, New York, NY 1008, ATTN: Chief Compliance Officer.

APPENDIX F

WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC


PROXY VOTING POLICY
REVISED SEPTEMBER 2006


                        POLICY STATEMENT AND INTRODUCTION

Westfield Capital Management Company, LLC ("WCM") will offer to vote proxies for all accounts. Many of Westfield Capital's ("WCM") investment management clients have delegated to WCM the authority to vote proxies for shares in the client accounts we manage. WCM believes that the voting of proxies can be an important tool for investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. We also recognize that the voting of proxies with respect to securities held in managed accounts is an investment responsibility having economic value. WCM will vote proxies and maintain records of voting of shares for which WCM has proxy voting authority in accordance with its fiduciary obligations and applicable law.

This memorandum sets forth WCM's policies for voting proxies. It covers all accounts for which WCM has proxy voting authority which are primarily U.S. separately managed individual and institutional accounts. In addition, these accounts include mutual funds in which WCM serves as sub-adviser as well as limited partnerships managed by WCM.

                                 PROXY COMMITTEE

WCM HAS A PROXY COMMITTEE (THE "COMMITTEE") COMPOSED OF INDIVIDUALS FROM THE INVESTMENT COMMITTEE, OPERATIONS STAFF AND COMPLIANCE DEPARTMENT. THE BOARD OF DIRECTORS WILL APPOINT THE MEMBERS OF THE COMMITTEE AND CONSIDER RECOMMENDATIONS FOR MEMBERS FROM THE COMMITTEE. THE COMMITTEE IS RESPONSIBLE FOR SETTING GENERAL POLICY AS TO PROXIES. SPECIFICALLY, THE COMMITTEE:

      1. reviews these procedures and the Proxy Guidelines annually and approves any amendments considered to be advisable;

      2     considers special proxy issues as they may arise from time to time.

As of the date of these procedures, the following members of WCM will serve on the Committee:


Karen A. DiGravio, Chief Financial Officer, Chief Compliance Officer Caryl D. Marchi, Vice President & Operations Manager
Hamlen Thompson, Senior Security Analyst
Zureen Khairuddin, Proxy Manager & Operations Coordinator
Meredith Russo, Office & Proxy Assistant

                           PROXY VOTING ADMINISTRATION

WCM's Proxy Manager, under supervision of the Proxy Committee, have the following duties:


      1. annually review the Proxy Voting Policy and distribute them to the Committee for review;


      2. oversee the work of any third party vendor hired to process proxy votes;


      3. review Glass Lewis recommended research against WCM's proxy policy and assess third party research if issue is not addressed in WCM policy;

      4. obtain approvals from Operations Manager. Additionally, if WCM is among the Top 20 shareholders holding the security, the Proxy Manager will refer to the Security Analyst on any recommendations that is against management's recommendation;

      5. coordinate responses to investment professionals' questions on proxy issues and proxy policies, including forwarding specialized proxy research from any third party vendor;

      6. reconcile all ballots against our holdings in Advent Axys and obtain missing ballots from custodians using our best efforts Track the missing ballots with follow up actions and resolution on ProxyEdge. On a monthly basis, disseminate the reconciliation of ballots and holdings proxy report to the Proxy Committee;

      7. coordinate the Committee's review of any new or unusual proxy issues;

      8. manage the process of referring issues to portfolio managers and/or analysts for voting instructions;

      9.    cast votes on ProxyEdge and ensure that proxies are voted on time;


      10.   maintain   required   records  of  proxy  votes  on  behalf  of  the
            appropriate WCM client accounts including maintaining documents received or created that were material to the voting decision;

      11. manage proxy voting and maintenance of appropriate records using ProxyEdge;


      12.   prepare and distribute reports requested by WCM clients;


      13.   maintain  records  of  all  communications   received  from  clients
            requesting information on proxy voting and responses thereto;

      14. notify clients on how they can obtain voting records and policies and procedures;


      15. semiannually prepare a report on problem custodians and escalate such issues to the Committee. This procedure will occur when necessary and will not be limited by a schedule;

      16. if there is any conflict of interest as listed on page 4, the Proxy Manager will report this to the Proxy Committee and obtain a unanimous approval from the committee, if an override is necessary; and


      17.   request and review the SAS 70 report annually from ADP ProxyEdge;

                             PROXY VOTING GUIDELINES


      o WCM maintains written voting guidelines ("Guidelines") setting forth voting positions determined by the Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case-by-case basis.


      o On a daily basis, the Proxy Manager reviews the proxy agenda against WCM's guidelines and the recommendation from Glass Lewis. The Proxy Manager will write a recommendation to the Operations Manager. The Operations Manager then reviews and approves the recommendation. If WCM is among the Top 20 shareholders, the Proxy Manager will include the Security Analyst in the approval process. The Operations Manager provides oversight to the Proxy Manager on ballot recommendations. The Proxy Manager will exercise discretion voting proxies within WCM guidelines. The Operations Manager will review her decisions and approve the vote prior to the votes being cast. Due to timing constraints of the proxy voting process, if the Operations Manager's approval is not received prior to the vote deadline, the Proxy Manager will vote within WCM's guidelines and if applicable, the analyst's recommendation. The Operations Manager will then review the vote and report any issues to the Proxy Committee.

      o The Proxy Assistant will assist the Proxy Manager in the daily proxy administration and in her absence, act as her backup. The Proxy Manager has overall responsibility of the proxy voting process, including those tasks performed by the Proxy Assistant.


      A copy of the Guidelines is attached to this memorandum as Exhibit A. WCM will vote all proxies in accordance with the Guidelines subject to exceptions as follows:


1. If the investment analyst covering the stock of a company with a proxy vote believes that following the Guidelines in any specific case would not be in the clients' best interests, they may request the Proxy Manager not to follow the Guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Manager will review any such request with the Committee and will maintain records of each item.

2. For clients with plan assets subject to ERISA, under rules of the U. S. Department of Labor ("DOL") WCM may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of WCM's regular Guidelines. WCM may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Proxy Committee.

3. The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Committee. The Proxy Manager will consult with the Analyst and Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

4. Information on WCM's proxy voting decision may only be distributed to the company. No such information may be divulged to other parties, including solicitors working with the company, unless written notification from the company instructs such release of information.

5. The Proxy Manager will ensure that all ballots will be voted provided that they are received at least 3 days prior to the vote deadline date. All unvoted ballots will be noted in the ballot records, indicating the reason why they were not voted and documenting our best efforts to obtain such ballots.

                             PROXY VOTING REFERRALS


      o Under the Guidelines, certain proxy matters will be referred to the WCM analysts. Normally specific referral items will be referred to the portfolio manager or analyst. The Proxy Manager will e-mail the appropriate analyst with the referral request.

      The analyst who has been requested to provide a recommendation on a proxy referral item will respond electronically with a decision and rationale. The Operations Manager will review the decision and concur with the decision. Upon receiving both decisions, the Proxy Manager will cast the vote for the proxy referral. Proxy Manager will then communicate such referral to the Proxy Committee.


                              CONFLICTS OF INTEREST

      o A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with WCM. For example, WCM could manage a defined benefit or defined contribution pension plan for the issuer. WCM's policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts the following procedures have been adopted:


      1. A portion of the Committee is composed of professionals from the Investment Committee. Furthermore, proxy administration is in the Operations Department. The Investment Committee and Operations Department do not report to WCM's Marketing Department.

      2.    Investment   professionals  responding  to  referral  requests  must
            disclose any contacts with third parties other than normal contact with proxy solicitation firms.

      3. The Proxy Manager will review the name of the issuer of each proxy that contains a referral item against a list of WCM business relationships provided by the Finance Department for potential material business relationship (I.E. conflicts of interest). If the issuer of the proxy is on the list of WCM business relationships, the WCM Proxy Manager will confer with the Committee prior to voting. In addition, for referrals involving WCM sub-advised mutual funds, the Proxy Manager will fill out attached Proxy Voting Disclosure Form (attached as Exhibit B).

      4. WCM's Proxy Voting Guidelines may only be overridden with the written recommendation of the Proxy Committee.

                                  RECORDKEEPING


The Proxy Manager, in conjunction with the Operations Manager, will retain copies of the following books and records. Original Policies and Procedures will be kept with the Proxy Manager and maintained in the WCM Compliance Manual. The Proxy Manager will retain the following records:

      1. a copy of Proxy Procedures and Guidelines as they may be in effect from time to time;

      2. a copy of each proxy statement received with respect to securities in client accounts;

      3.    records of each vote cast for each client;

      4.    a reconciliation of Westfield holdings vs. ballots received;

      5. documentation of our internal efforts to obtain and vote ballots not received;

      6. internal documents generated in connection with a proxy referral to the Investment Committee such as emails, memoranda etc.

      7. written reports to clients on proxy voting and of all client requests for information and WCM's response.


In accordance with Rule 204-2 of the Investment Advisers Act of 1940, all proxy voting records will be maintained for five years. In the event a third party vendor is retained for proxy voting services, Westfield will (1) require such vendor to provide copies of all voting records promptly upon request; and (2) require such vendor to maintain the records noted in (2) and (3) above.

EXHIBIT A

                    WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC
                             PROXY VOTING GUIDELINES

                                       FOR

                          SEPARATELY MANAGED ACCOUNTS &
                         SUB-ADVISORY MUTUAL FUND ASSETS
                         INCLUDING LIMITED PARTNERSHIPS

The Proxy Voting Guidelines below summarize WCM's positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. These Guidelines have been established for the specific purpose of promoting the economic interests of our clients.

The following Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non-US issuers.


I. BOARD-APPROVED PROPOSALS

Proxies will be voted FOR board-approved proposals, EXCEPT AS FOLLOWS:

A. MATTERS RELATING TO THE BOARD OF DIRECTORS

The board of directors has the important role of overseeing management and its performance on behalf of shareholders. Proxies will be voted FOR the election of the company's nominees for directors and FOR board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

      >>    WCM will WITHHOLD VOTES for any nominee for director if

            o The board does not have a two-third majority of independent directors. In the event that more than one third of the members are affiliated or inside directors, we will withhold votes from some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold that is deemed appropriate. However, the two third majority DOES NOT APPLY when a single individual or entity owns more than 50% of the voting shares ("Controlled Companies") as the interests of the majority of shareholders are the interests of that entity or individual; or

            o The board does not have nominating, audit and compensation committees composed solely of independent directors; or

      >>    WCM will WITHHOLD VOTES for any nominee for the:

            o audit committee who sits on more than three public company audit committees; or

            o compensation committee if performance goals were changed when employees failed or were unlikely to meet original goals or performance-based compensation was paid despite goals not being attained; or

            o compensation committee who is currently up for election and served at the time of poor pay-for-performance.

      >> WCM will WITHHOLD VOTES for the audit committee chair if the chairperson failed to put audit ratification on the ballot for shareholder approval for the upcoming year.

For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the NYSE (Article 4 Section 2 of the NYSE Commission) and NASDAQ rule No. 4200 and 4300 (I.E., no material business relationships with the company, no present or recent employment relationship with the company (including employment of immediate family members) and, in the case of audit committee members, no compensation for non-board services). If a board does not meet these independence standards, WCM may refer board proposed items which would normally be supported for CASE-BY-CASE review.

      >> WCM will vote on a CASE-BY-CASE BASIS in contested elections of directors.

      >> WCM will WITHHOLD VOTES for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director (E.G., investment banking, consulting, legal or financial advisory fees).

      >> WCM will WITHHOLD VOTES for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (I.E., illness, personal emergency, etc.).


WCM is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution.


      >> WCM will WITHHOLD VOTES for an executive officer of any public company while serving more than four public company boards and any other director who serves on more than a total of six public company boards.

      >> WCM will WITHHOLD VOTES for any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an "interlocking directorate").


Board independence depends not only on its members' individual relationships, but also the board's overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhance shareholder value.


      >> WCM may withhold votes on a CASE-BY-CASE BASIS from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

      >> WCM may withhold votes on a CASE-BY-CASE BASIS for some or all directors that through their directorship causes an identifiable conflict of interest

      >> WCM will WITHHOLD VOTES for the chair of the nominating or governance committee when the board is less than two-thirds independent, the chairman is not independent and an independent lead or presiding director has not been appointed unless company performance has been in the top quartile of the company's peers

      >> WCM will vote AGAINST proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

WCM believes that separating the roles of corporate officer and the chairman of the board is typically a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board.

      >> WCM will vote FOR the separation between the roles of chairman of the board and CEO, with the exception of smaller companies with limited group of leaders. It may be appropriate for these positions to be combined for some period of time.


B. COMPENSATION PLANS

WCM will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to compensation, except as follows:


      >>    STOCK INCENTIVE/OPTION PLANS

            o     WCM will vote FOR performance based options requirements; and

            o WCM will vote FOR equity based compensation plans if our research indicates that the proposed plan is not excessive from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company's financial performance; and

            o WCM will vote AGAINST if plan permits replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options); and

            o WCM will vote AGAINST if dilution represented by this proposal is more than 10% outstanding common stock unless our research indicates that a slightly higher dilution rate may be in the best interests of shareholders; and

            o WCM will vote AGAINST if the stock incentive/option plans permits issuance of options with an exercise price below the stock's current market price; and

            o WCM will vote FOR stock options if the stock options are fully expensed; and

            o WCM will vote FOR option grants or other stock incentive/option awards that will help align the interests of outside directors provided that financial cost to the company does not threaten to compromise the objectivity

      >> Except where WCM is otherwise withholding votes for the entire board of directors, WCM will vote on a CASE-BY-CASE BASIS on the employee stock purchase plans that have the following features:

            o the shares purchased under the plan are acquired for no less than 85% of their market value; and

            o     the offering period under the plan is 27 months or less; and

            o     dilution is 10% or less.


      >>    WCM will vote FOR all deferred compensation plans

      >> WCM will vote FOR all bonus plans recommended by the company's management

WCM may vote against compensation plan proposals on a CASE-BY-CASE BASIS where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of the compensation plan proposals. In voting on proposals relating to compensation plan proposals, WCM will consider whether the proposal has been approved by an independent compensation committee of the board.

C. CAPITALIZATION

WCM will vote on a CASE-BY-CASE BASIS on board-approved proposals involving changes to a company's capitalization.

      >> WCM will vote FOR proposals relating to the authorization of additional common stock if the justification for the increase and the amount of the increase is reasonable.

      >> WCM will vote FOR proposals to effect stock splits (excluding reverse stock splits.)

      >>    WCM will vote FOR proposals authorizing share repurchase programs.

D.   ACQUISITIONS,   MERGERS,   REINCORPORATIONS,   REORGANIZATIONS   AND  OTHER
TRANSACTIONS

WCM will vote on a CASE-BY-CASE BASIS on business transactions such as acquisitions, mergers, and reorganizations involving business combinations, liquidations and sale of all or substantially all of a company's assets, except as follows:

      >> WCM will vote FOR mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

E. ANTI-TAKEOVER MEASURES

WCM will vote AGAINST board-approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

      >> WCM will vote on a CASE-BY-CASE BASIS on proposals to ratify or approve shareholder rights plans (commonly referred to as "poison pills"); and

      >>    WCM will vote FOR proposals to adopt fair price provisions.

F. AUDITORS

WCM  will  vote  FOR  board  approval   proposal   regarding  the  selection  or
ratification of an auditor except as follows:

      >> WCM will vote on a CASE-BY-CASE BASIS when the company has aggressive accounting policies; or

      >> WCM will vote AGAINST when there have been restatements or late filings where the auditors bears some responsibility for the restatements; or

      >> WCM will vote on a CASE-BY-CASE BASIS on any issues that may compromise the independence and integrity of the auditors.

G. OTHER BUSINESS MATTERS

WCM will vote FOR board-approved proposals approving routine business matters such as changing the company's name, and procedural matters relating to the shareholder meeting, except as follows:

      >> WCM will vote on a CASE-BY-CASE BASIS on proposals to amend a company's charter or bylaws (except for charter amendments necessary or to effect stock splits to change a company's name or to authorize additional shares of common stock).

      >> WCM will vote AGAINST authorization to transact other unidentified, substantive business at the meeting.

      >> WCM will vote AGAINST proposals to adjourn a meeting to obtain more votes unless the adjournment is intended to secure more votes in a proposal that is in accordance to WCM's vote.

II. SHAREHOLDER PROPOSALS

WCM will vote on a CASE-BY-CASE basis on all shareholder proposals, except as follows:

      >> WCM will vote FOR shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

      >> WCM will vote FOR shareholder proposals to require shareholder approval of shareholder rights plans.

      >> WCM will vote FOR shareholder proposals to restore cumulative voting if a board is controlled mainly by insiders or affiliates where the company's ownership structure includes one or more very large shareholders that typically control a majority-voting block of the company's stock.

      >> WCM will vote FOR shareholder proposals for the election of directors by a majority vote, unless it would clearly disadvantage the company.

      >> WCM will vote FOR shareholder proposals that are consistent with WCM's proxy voting guidelines for board-approved proposals.

III. VOTING SHARES OF NON U.S. ISSUERS

WCM recognizes that the laws governing non-U.S. issuers will vary significantly from US law and from jurisdiction to jurisdiction. Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non-US issuers. However, WCM believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, WCM will vote proxies of non US issuers IN ACCORDANCE WITH THE FOREGOING GUIDELINES WHERE APPLICABLE, except as follows:

      >> WCM will vote FOR shareholder proposals calling for a majority of the directors to be independent of management.

      >> WCM will vote FOR shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

      >> WCM will vote FOR shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

      >> WCM will vote on CASE-BY-CASE BASIS on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or
            (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

MANY NON-U.S. JURISDICTIONS IMPOSE MATERIAL BURDENS ON VOTING PROXIES. THERE ARE THREE PRIMARY TYPES OF LIMITS AS FOLLOWS:

            o SHARE BLOCKING. SHARES MUST BE FROZEN FOR CERTAIN PERIODS OF TIME TO VOTE VIA PROXY.

            o SHARE RE-REGISTRATION. SHARES MUST BE RE-REGISTERED OUT OF THE NAME OF THE LOCAL CUSTODIAN OR NOMINEE INTO THE NAME OF THE CLIENT FOR THE MEETING AND, IN MAY CASES, THEN REREGISTERED BACK. SHARES ARE NORMALLY BLOCKED IN THIS PERIOD.

            o POWERS OF ATTORNEY. DETAILED DOCUMENTATION FROM A CLIENT MUST BE GIVEN TO THE LOCAL SUB-CUSTODIAN. IN MANY CASES WCM IS NOT AUTHORIZED TO DELIVER THIS INFORMATION OR SIGN THE RELEVANT DOCUMENTS.

WCM'S POLICY IS TO WEIGH THE BENEFITS TO CLIENTS FROM VOTING IN THESE JURISDICTIONS AGAINST THE DETRIMENTS OF DOING SO. FOR EXAMPLE, IN A
SHARE-BLOCKING JURISDICTION, IT WILL NORMALLY NOT BE IN A CLIENT'S INTEREST TO FREEZE SHARES SIMPLY TO PARTICIPATE IN A NON-CONTESTED ROUTINE MEETING. MORE SPECIFICALLY, WCM WILL NORMALLY NOT VOTE SHARES IN NON-U.S. JURISDICTIONS IMPOSING BURDENSOME PROXY VOTING REQUIREMENTS EXCEPT IN SIGNIFICANT VOTES (SUCH AS CONTESTED ELECTIONS AND MAJOR CORPORATE TRANSACTIONS) WHERE DIRECTED BY PORTFOLIO MANAGERS.

EXHIBIT B

                    WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC
                              PROXY VOTING CONFLICT

OF INTEREST DISCLOSURE FORM

1.    COMPANY NAME:____________________________________________

2.    DATE OF MEETING: ________________________________________

3.    REFERRAL ITEM(S): ________________________________________

4. DESCRIPTION OF WCM'S BUSINESS RELATIONSHIP WITH ISSUER OF PROXY WHICH MAY GIVE RISE TO A CONFLICT OF INTEREST:

      __________________________________________________________________________

5.    DESCRIBE PROCEDURES USED TO ADDRESS ANY CONFLICT OF INTEREST:

                  o Where a proxy proposal  raises a material  conflict  between
            WCM's interests and a client's interest, WCM will:

            o

                  1. VOTE IN ACCORDANCE WITH THE GUIDELINES. To the extent that WCM has little or no discretion to deviate from the Guidelines with respect to the proposal in question, WCM shall vote in accordance with such pre-determined voting policy.

                  2. OBTAIN CONSENT OF CLIENTS. To the extent that WCM has discretion to deviate from the Guidelines with respect to the proposal in question, WCM will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, WCM will abstain from voting the securities held by that client's account.

                  3. CLIENT DIRECTIVE TO USE AN INDEPENDENT THIRD PARTY. Alternatively, a client may, in writing, specifically direct WCM to forward all proxy matters in which WCM has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, WCM will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, WCM will abstain from voting the securities held by that client's account.

                  o WCM will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by WCM will be addressed as described above in this section

6. DESCRIBE ANY CONTACTS FROM PARTIES OUTSIDE WCM (OTHER THAN ROUTINE COMMUNICATIONS FROM PROXY SOLICITORS) WITH RESPECT TO THE REFERRAL ITEM NOT OTHERWISE REPORTED IN AN INVESTMENT PROFESSIONAL'S RECOMMENDATION:

      __________________________________________________________________________

CERTIFICATION

The undersigned employee of WCM certifies that, to the best of her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.


_______________________________
Name:  Zureen Khairuddin
Title: Proxy Manager

APPENDIX G


                             ALLIANCEBERNSTEIN L.P.
                    Statement of Policies and Procedures for
                                  Proxy voting

1. Introduction

      As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein', "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose out clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

      This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for out discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBemstein's growth, value and blend investment groups investing on behalf of clients in both US and non-US securities.

2. Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

      2.1. Corporate Governance

      AllianceBemstein's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support shareholder proposals that request that companies amend their by-laws to pro vide that director nominees be elected by an affirmative vote of a majority of the votes cast.

      2.2. Elections of Directors

      Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors (or vote against in non-US markets) that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

      2.3. Appointment of Auditors

            AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. The Sarbanes-Oxley Act of 2002 prohibited certain categories of services by auditors to US issuers, making this issue less prevalent in the US. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons to question the independence of the auditors.

      2.4. Changes in Legal and Capital Structure

      Changes in a company's chatter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the stricture and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan.

      However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

      2.5. Corporate Restructurings, Mergers and Acquisitions

      AlliananceBemstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

      2.6. Proposals Affecting Shareholder Rights

      AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

      2.7. Anti-Takeover Measures

      AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or EFFECT of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

      2.8. Executive Compensation

      AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that have below market value grantor exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We generally will support shareholder proposals seeking additional disclosure of executive and director compensation. This policy includes proposals that seek to specify the measurement of performance based compensation. In addition, we will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted FOR.

      2.9. Social and Corporate Responsibility

      AllianceBernstein   will  review  and  analyze  on  a  case-by-case  basis
proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

      3. Proxy Voting Procedures

      3.1. Proxy Voting Committees

      Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Bernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stat committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

      3.2. Conflicts of Interest

      AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly,
AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third PARty research services to ensure that our voting decision is consistent with our clients' best interests. Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

      3.3. Proxies of Certain Non-US Issuers

      Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares. In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBemstein's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

      3.4. Loaned Securities

      Many clients of  Alhancel3emstein  have entered  into  securities  lending arrangements with agent lenders to generate additional revenue. Alliancel3emstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

      3.5. Proxy Voting Records

      Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

APPENDIX H

NWQ, PROXY VOTING POLICY

                     NWQ INVESTMENT MANAGEMENT COMPANY, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

1. Application; General Principles

      1.1 These Proxy Voting Policies and Procedures apply to securities held in client accounts as to which NWQ Investment Management Company, LLC ("WQ") has voting authority, directly or indirectly. Indirect voting authority exists where NWQ's voting authority is implied by a general delegation of investment authority without reservation of proxy voting authority.

      1.2 NWQ shall vote proxies in respect of securities owned by or on behalf of a client in the client's best interests and without regard to the interests of NWQ or any other client of NWQ.

2. Voting; Procedures

      2.1 To provide centralized management of the proxy voting process, NWQ shall establish a Proxy Voting Committee.

            2.1.1 The Proxy Voting Committee shall be comprised of at least the following persons: one senior portfolio manager and the Compliance Director.

            2.1.2 The Proxy Voting Committee shall:

                  - supervise the proxy voting process, including the identification of material conflicts of interest involving NWQ and the proxy voting process in respect of securities owned by or on behalf of such clients;

                  - determine how to vote proxies relating to issues not covered by these Policies and Procedures; and

                  - determine when NWQ may deviate from these Policies and Procedures.

      2.2 Unless the Proxy Voting Committee otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Proxy Voting Committee shall cause proxies to be voted in a manner consistent with the proxy voting guidelines established by Institutional Shareholder Services, Inc.(SM) ("ISS Guidelines") or with the AFL-CIO Guidelines if selected by the client in writing, attached respectively as Exhibits A and B hereto and incorporated herein by reference, (hereafter both the ISS Guidelines and AFL-CIO Guidelines are together referred to as "Voting Guidelines").

            2.2.1 Where any material conflict of interest has been identified and the matter is covered by the Voting Guidelines, the Proxy Voting Committee shall cause proxies to be voted in accordance with the Voting Guidelines.

            2.2.2 For clients that are registered investment companies ("Funds"), where a material conflict of interest has been identified and the matter is not covered by the ISS Guidelines, NWQ shall disclose the conflict and the Proxy Voting Committee's determination of the manner in which to vote to the Fund's Board or its designated committee. The Proxy Voting Committee's determination shall take into account only the interests of the Fund, and the Proxy Voting Committee shall document the basis for the decision and furnish the documentation to the Fund's Board or its designated committee.

            2.2.3 For clients other than Funds, where a material conflict of interest has been identified and the matter is not covered by the Voting Guidelines, the Proxy Voting Committee shall disclose the conflict to the client and advise the client that its securities will be voted only upon the client's written direction.

      2.3 NWQ may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as NWQ deems appropriate under the circumstances.

            2.31 Generally, NWQ does not intend to vote proxies associated with the securities of any issuer if as a result of voting, subsequent purchases or sales of such securities would be blocked. However, NWQ may decide, on an individual security basis, that it is in the best interests of its clients for NWQ to vote the proxy associated with such a security, taking into account the loss of liquidity.

            2.32 To the extent that NWQ receives proxies for securities that are transferred into a client's portfolio that were not recommended or selected by NWQ and are sold or expected to be sold promptly in an orderly manner ("legacy securities"), NWQ will generally refrain from voting such proxies. In such circumstances, since legacy securities are expected to be sold promptly, voting proxies on such securities would not further NWQ's interest in maximizing the value of client investments. NWQ may consider an institutional client's special request to vote a legacy security proxy, and if agreed would vote such proxy in accordance with the guidelines below.

            2.33 In addition, the Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or, (b) in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

3. Conflicts of Interest

      3.1 Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of these Policies and Procedures:

            3.1.1 The issuer is a client of NWQ.

            3.1.2 The issuer is an entity in which a member of the Executive Committee or Proxy Committee of NWQ or a relative(1) of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $1,000 from the issuer during NWQ's last three fiscal years, other than the receipt of interest, dividends, capital gains or proceeds from an insurance company for a claim.

            3.1.3 The matter under consideration could reasonably be expected to result in a financial benefit to NWQ of at least $10,000 through the end of NWQ's next two full fiscal years (for example, a vote to increase an investment advisory fee for a mutual fund advised by NWQ or an affiliate).

            3.1.4 Another client or prospective client of NWQ, directly or indirectly, conditions future engagement of NWQ on voting proxies in respect of any client's securities on a particular matter in a particular way.

            3.1.5 Any other circumstance where NWQ's duty to serve its clients' interests, typically referred to as its "duty of loyalty," could be compromised.

            3.1.6 Notwithstanding the foregoing, a conflict of interest described in Section 3.1 shall not be considered material for the purposes of these Policies and Procedures in respect of a specific vote or circumstance if the matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

----------
(1) For the purposes of these Guidelines, "relative" includes the following family members: spouse, minor children or stepchildren.

            3.1.7 Notwithstanding the foregoing, in its process of determining whether there are material conflicts of interest, NWQ does not consider information about the business arrangements of its affiliates or their officers and directors.

4. Recordkeeping and Retention

      4.1 NWQ shall retain records relating to the voting of proxies, including:

      4.1.1 Copies of these Policies and Procedures and any amendments thereto.

            4.1.2 A copy of each proxy ballot and proxy statement filed by the issuer with the Securities and Exchange Commission ("Proxy Statement") that NWQ receives regarding client securities.

            4.1.3 Records of each vote cast by NWQ on behalf of clients; these records may be maintained on an aggregate basis.

            4.1.4 A copy of any documents created by NWQ that were material to making a decision on how to vote or that memorializes the basis for that decision.

            4.1.5 A copy of each written request for information on how NWQ voted proxies on behalf of the client, and a copy of any written response by NWQ to any (oral or written) request for information on how NWQ voted.

      4.2 These records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of NWQ's fiscal year during which the last entry was made in the records, the first two years in an appropriate office of NWQ.

      4.3 NWQ may rely on Proxy Statements filed on the SEC's EDGAR system or on Proxy Statements and records of votes cast by NWQ maintained by a third party, such as a proxy voting service. Adopted: June 24, 2003

                                    EXHIBIT A

                       ISS PROXY VOTING GUIDELINES SUMMARY

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent

      -     Fees for non-audit services are excessive, or

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse

      -     Implement or renew a dead-hand or modified dead-hand poison pill

      - Ignore a shareholder proposal that is approved by a majority of the shares outstanding

      - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

      - Failed to act on takeover offers where the majority of the shareholders tendered their shares

      - Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

      - Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

      - Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

      - The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      -     Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

      - Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

      -     Majority of independent directors on board

      -     All-independent key committees

      -     Committee chairpersons nominated by the independent directors

      - CEO performance reviewed annually by a committee of outside directors

      -     Established governance guidelines

      -     Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

      - Long-term financial performance of the target company relative to its industry; management's track record

      -     Background to the proxy contest

      -     Qualifications of director nominees (both slates)

      - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

      -     Purchase price

      -     Fairness opinion

      -     Financial and strategic benefits

      -     How the deal was negotiated

      -     Conflicts of interest

      -     Other alternatives for the business

      -     Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

      -     Impact on the balance sheet/working capital

      -     Potential elimination of diseconomies

      -     Anticipated financial and operating benefits

      -     Anticipated use of funds

      -     Value received for the asset

      -     Fairness opinion

      -     How the deal was negotiated

      -     Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

      -     Dilution to existing shareholders' position

      -     Terms of the offer

      -     Financial issues

      -     Management's efforts to pursue other alternatives

      -     Control issues

      -     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

      -     The reasons for the change

      -     Any financial or tax benefits

      -     Regulatory benefits

      -     Increases in capital structure

      -     Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

      - Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

      -     Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

      - Prospects of the combined company, anticipated financial and operating benefits

      -     Offer price

      -     Fairness opinion

      -     How the deal was negotiated

      -     Changes in corporate governance

      -     Change in the capital structure

      -     Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPIN-OFFS

Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

      -     Tax and regulatory advantages

      -     Planned use of the sale proceeds

      -     Valuation of spin-off

      -     Fairness opinion

      -     Benefits to the parent company

      -     Conflicts of interest

      -     Managerial incentives

      -     Corporate governance changes

      -     Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

      - It is intended for financing purposes with minimal or no dilution to current shareholders

      - It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin-off.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

      - Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

      -     Cash compensation, and

      -     Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

      -     Historic trading patterns

      -     Rationale for the repricing

      -     Value-for-value exchange

      -     Option vesting

      -     Term of the option

      -     Exercise price

      -     Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

      -     Purchase price is at least 85 percent of fair market value

      -     Offering period is 27 months or less, and

      -     Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

      -     Purchase price is less than 85 percent of fair market value, or

      -     Offering period is greater than 27 months, or

      -     VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

      -     Whether the proposal mandates that all awards be performance-based

      - Whether the proposal extends beyond executive awards to those of lower-ranking employees

      - Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

      - The parachute should be less attractive than an ongoing employment opportunity with the firm

      -     The triggering mechanism should be beyond the control of management

      - The amount should not exceed three times base salary plus guaranteed benefits

9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

      - The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

      - The availability and feasibility of alternatives to animal testing to ensure product safety, and

      -     The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

      - The company has already published a set of animal welfare standards and monitors compliance

      - The company's standards are comparable to or better than those of peer firms, and

      - There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

      -     Whether the proposal focuses on a specific drug and region

      - Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

      - The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

      -     Whether the company already limits price increases of its products

      - Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

      -     The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

      -     The costs and feasibility of labeling and/or phasing out

      - The nature of the company's business and the proportion of it affected by the proposal

      - The proportion of company sales in markets requiring labeling or GMO-free products

      -     The extent that peer companies label or have eliminated GMOs

      - Competitive benefits, such as expected increases in consumer demand for the company's products

      - The risks of misleading consumers without federally mandated, standardized labeling

      -     Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs -- an issue better left to federal regulators -- which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

      - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

      -     The extent that peer companies have eliminated GMOs

      - The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

      - Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

      - The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

      - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

      - Whether the company has adequately disclosed the financial risks of its subprime business

      - Whether the company has been subject to violations of lending laws or serious lending controversies

      -     Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors: Second-hand smoke:

      - Whether the company complies with all local ordinances and regulations

      - The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

      -     The risk of any health-related liabilities.

Advertising to youth:

      - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

      - Whether the company has gone as far as peers in restricting advertising

      - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

      - Whether restrictions on marketing to youth extend to foreign countries

CEASE PRODUCTION OF TOBACCO-RELATED PRODUCTS OR AVOID SELLING PRODUCTS TO TOBACCO COMPANIES:

      -     The percentage of the company's business affected

      - The economic loss of eliminating the business versus any potential tobacco-related liabilities.

SPIN-OFF TOBACCO-RELATED BUSINESSES:

      -     The percentage of the company's business affected

      -     The feasibility of a spin-off

      - Potential future liabilities related to the company's tobacco business.

STRONGER PRODUCT WARNINGS:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

INVESTMENT IN TOBACCO STOCKS:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

      -     Whether there are publicly available environmental impact reports;

      - Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

      -     The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

      - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

      - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

      - Environmentally conscious practices of peer companies, including endorsement of CERES

      -     Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

      -     The company's level of disclosure lags that of its competitors, or

      - The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

      - The nature of the company's business and the percentage affected o The extent that peer companies are recycling

      -     The timetable prescribed by the proposal

      -     The costs and methods of implementation

      - Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

      -     The nature of the company's business and the percentage affected

      - The extent that peer companies are switching from fossil fuels to cleaner sources

      -     The timetable and specific action prescribed by the proposal

      -     The costs of implementation

      -     The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

      -     The relevance of the issue to be linked to pay

      - The degree that social performance is already included in the company's pay structure and disclosed

      - The degree that social performance is used by peer companies in setting pay

      - Violations or complaints filed against the company relating to the particular social performance measure

      - Artificial limits sought by the proposal, such as freezing or capping executive pay

      -     Independence of the compensation committee

      -     Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

      - The company is in compliance with laws governing corporate political activities, and

      - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
            (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

      - There are serious controversies surrounding the company's China operations, and

      - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

      -     The nature and amount of company business in that country

      -     The company's workplace code of conduct

      -     Proprietary and confidential information involved

      -     Company compliance with U.S. regulations on investing in the country

      -     Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

      - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

      - Agreements with foreign suppliers to meet certain workplace standards

      -     Whether company and vendor facilities are monitored and how

      -     Company participation in fair labor organizations

      -     Type of business

      -     Proportion of business conducted overseas

      -     Countries of operation with known human rights abuses

      - Whether the company has been recently involved in significant labor and human rights controversies or violations

      -     Peer company standards and practices

      -     Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

      - The company does not operate in countries with significant human rights violations

      - The company has no recent human rights controversies or violations, or

      - The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

      -     Company compliance with or violations of the Fair Employment Act of
            1989

      - Company antidiscrimination policies that already exceed the legal requirements

      -     The cost and feasibility of adopting all nine principles

      - The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

      -     The potential for charges of reverse discrimination

      - The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

      -     The level of the company's investment in Northern Ireland

      -     The number of company employees in Northern Ireland

      -     The degree that industry peers have adopted the MacBride Principles

      - Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

      -     Whether the company has in the past manufactured landmine components

      -     Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

      -     What weapons classifications the proponent views as cluster bombs

      - Whether the company currently or in the past has manufactured cluster bombs or their components

      -     The percentage of revenue derived from cluster bomb manufacture

      -     Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

      -     The information is already publicly available or

      -     The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

      - The board composition is reasonably inclusive in relation to companies of similar size and business or

      - The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

      -     The degree of board diversity

      -     Comparison with peer companies

      -     Established process for improving board diversity

      -     Existence of nominating committee

      -     Use of outside search firm

      -     History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless all of the following apply:

      -     The company has well-documented equal opportunity programs

      - The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

      -     The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

      - The composition of senior management and the board is fairly inclusive

      - The company has well-documented programs addressing diversity initiatives and leadership development

      - The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

      - The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

      - Whether the company's EEO policy is already in compliance with federal, state and local laws

      - Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

      -     The industry norm for including sexual orientation in EEO statements

      - Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

      -     Board structure

      -     Director independence and qualifications

      -     Attendance at board and committee meetings.

Votes should be withheld from directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

      - Ignore a shareholder proposal that is approved by a majority of shares outstanding

      - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

      - Are interested directors and sit on the audit or nominating committee, or

      - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

      -     Past performance as a closed-end fund

      -     Market in which the fund invests

      -     Measures taken by the board to address the discount

      -     Past shareholder activism, board activity

      -     Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

      -     Past performance relative to its peers

      -     Market in which fund invests

      -     Measures taken by the board to address the issues

      - Past shareholder activism, board activity, and votes on related proposals

      -     Strategy of the incumbents versus the dissidents

      -     Independence of directors

      -     Experience and skills of director candidates

      -     Governance profile of the company

      -     Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

      -     Proposed and current fee schedules

      -     Fund category/investment objective

      -     Performance benchmarks

      -     Share price performance compared to peers

      -     Resulting fees relative to peers

      -     Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

      -     Stated specific financing purpose

      -     Possible dilution for common shares

      -     Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

      -     Potential competitiveness

      -     Regulatory developments

      -     Current and potential returns

      -     Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

      -     The fund's target investments

      -     The reasons given by the fund for the change

      -     The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

      -     Political/economic changes in the target market

      -     Consolidation in the target market

      -     Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

      -     Potential competitiveness

      -     Current and potential returns

      -     Risk of concentration

      -     Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

      -     Strategies employed to salvage the company

      -     The fund's past performance

      -     Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

      -     The degree of change implied by the proposal

      -     The efficiencies that could result

      -     The state of incorporation

      -     Regulatory standards and implications.

Vote AGAINST any of the following changes:

      - Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

      - Removal of shareholder approval requirement for amendments to the new declaration of trust

      - Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

      - Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

      - Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

      - Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

      -     Regulations of both states

      -     Required fundamental policies of both states

      -     Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

      -     Fees charged to comparably sized funds with similar objectives

      -     The proposed distributor's reputation and past performance

      -     The competitiveness of the fund in the industry

      -     Terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

      -     Resulting fee structure

      -     Performance of both funds

      -     Continuity of management personnel

      - Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

      -     Performance of the fund's NAV

      -     The fund's history of shareholder relations

      -     The performance of other funds under the advisor's management.

                                    EXHIBIT B

                           Proxy Voter Services (PVS)

                 U.S. PROXY VOTING POLICY STATEMENT & GUIDELINES

                            U.S. Proxy Voting Policy
                            Statement and Guidelines

a) Fifth Edition, January 2003

Copyright (C) 2003 by Proxy Voter Services (PVS), a division of Institutional Shareholder Services (ISS Inc.) Persons receiving this Exhibit B are requested not to disseminate it to any third party.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher.

Requests for permission to make copies of any part of this work should be sent to:

                            PROXY VOTER SERVICES/ISS
                          2099 GAITHER ROAD, SUITE 501
                            ROCKVILLE, MD 20850-4045

                                TABLE OF CONTENTS

POLICY STATEMENT AND GUIDELINES
BOARD OF DIRECTORS
PROXY CONTEST DEFENSES
AUDITORS
MERGERS AND ACQUISITIONS
SHAREHOLDER RIGHTS
CAPITAL STRUCTURE
EXECUTIVE AND DIRECTOR COMPENSATION
STATE OF INCORPORATION
CORPORATE RESPONSIBILITY & ACCOUNTABILITY
SOCIAL ENVIRONMENTAL AND SUSTAINABLE ISSUES

                  PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of Proxy Voter Services (PVS). The U.S. Department of Labor (DOL) has stated that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock and that trustees may delegate this duty to an investment manager. ERISA section 3(38) defines an investment manager as any fiduciary who is registered as an investment adviser under the Investment Advisor Act of 1940. PVS is a registered investment adviser under the Investment Advisor Act of 1940.

PVS shall vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. PVS shall not subordinate the interests of participants and beneficiaries to unrelated objectives. PVS shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to PVS's clients have not been received, PVS will make reasonable efforts to obtain missing proxies. PVS is not responsible for voting proxies it does not receive.

PVS shall analyze each proxy on a CASE-BY-CASE basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. PVS does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, PVS's guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of the participants and beneficiaries of the plan. PVS shall revise its guidelines as events warrant.

PVS shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate PVS's compliance with its responsibilities and will facilitate clients' monitoring of PVS. A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time PVS is retained. PVS shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

                               BOARD OF DIRECTORS

Electing directors is the single most important stock ownership right that shareholders can exercise. By electing directors who share their views, shareholders can help to define performance standards against which management can be held accountable.

According to the Report of the National Association of Corporate Directors' Blue Ribbon Commission on Director Professionalism (1996): "The accepted governance paradigm is simple: management is accountable to the board and the board is accountable to shareholders... In the view of the Commission, the board does more than mechanically link those who manage the corporation and those who own it... Rather, as a surrogate for dispersed ownership, the board is at the very center of corporate governance itself."

PVS holds directors to a high standard when voting on their election, qualifications, and compensation. PVS will evaluate directors fairly and objectively, rewarding them for significant contributions and holding them ultimately accountable to shareholders for corporate performance. Institutional investors should use their voting rights in uncontested elections to influence financial performance and corporate strategies for achieving long term shareholder value.

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes concerning the entire board of directors are examined using the following five factors:

      - Poor long-term corporate performance record relative to its peer index and S&P 500;

      - Lack of majority of independent directors or independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);

      -     Diversity of board;

      - Executive compensation related (excessive salaries/bonuses/pensions, history of repricing underwater stock options, imprudent use of company resources, misallocation of corporate assets, etc.); and

      - Failure of the board to properly respond to majority votes on shareholder proposals.

Votes on individual director nominees are made on a CASE-BY-CASE basis. Votes on individual directors are examined using the following eight factors:

      - Attendance of director nominees at board meetings of less than 75 percent in one year without valid reason or explanation;

      - Lack of independence on key board committees (i.e. audit, compensation, and nominating committees);

      - Failure to establish any key board committees (i.e. audit, compensation, or nominating);

      - Directors serving on an excessive number of other boards which could compromise their duties of care and loyalty;

      -     Chapter 7 bankruptcy, SEC violations, and criminal investigations;

      -     Interlocking directorships;

      - Performance of compensation committee members related to egregious executive compensation; and

      - Performance of audit committee members concerning excessive non-audit fees and the presence of auditor ratification upon the proxy ballot.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Contested elections of directors frequently occur when a board candidate or "dissident slate" seeks election for the purpose of achieving a significant change in corporate policy or control of seats on the board. Competing slates will be evaluated on a CASE-BY-CASE basis with a number of considerations in mind. These include, but are not limited to, the following: personal qualifications of each candidate; the economic impact of the policies advanced by the dissident slate of nominees; and their expressed and demonstrated commitment to the interests of the shareholders of the company.

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis with the following seven factors in consideration:

      - Long-term financial performance of the target company relative to its industry;

      -     Management's historical track record;

      -     Background to the proxy contest;

      -     Qualifications of director nominees (both slates);

      - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals in these proposals are realistic, achievable, demonstrable and viable under the current conditions by which the company operates;

      -     Equity ownership positions; and

      -     Total impact on all stakeholders.

CEO SERVING AS CHAIRMAN

Arguments have been made that a smaller company and its shareholders can benefit from the full-time attention of a joint chairman and CEO. This may be so in select cases (and indeed, using a case-by-case review of circumstances, there may be worthy exceptions). But, even in these cases, it is our general view that a person should only serve in the position of joint CEO and chairman on a temporary basis. Once a company reaches a point of maturity, these positions should be separated. Clearly, the prevalence of joint CEO/chairman positions in boardrooms has stretched well beyond the small-cap universe of companies. Today, roughly 60 percent of companies in both the S&P 500 and Russell 3000 fall into this category.

We strongly believe that the potential for conflicts of interest in the board's supervisory and oversight duties trumps any possible corollary benefits that could ensue from a dual CEO/chairman scenario. Instead of having an ingrained quid pro quo situation whereby a company has a single leader overseeing both management and the boardroom, we believe that it is the board's implicit duty to assume an impartial and objective role in overseeing the executive team's overall performance. Shareholder interests are placed in jeopardy if the CEO of a company is required to report to a board that she/he also chairs. Inherent in the chairman's job description is the duty to assess the CEO's performance. This objectivity is obviously compromised when a chairman is in charge of evaluating her/his own performance. Moreover, the unification of chairman and CEO poses a direct threat to the smooth functioning of the entire board process since it is the ultimate responsibility of the chairman to set the agenda, facilitate discussion, and make sure that directors are given complete access to information in order to make informed decisions.

Two major components at the top of every public company are the running of the board and the executive responsibility for the running of the company's business. Without doubt, there should be a clear division of responsibilities at the head of the company that will ensure a balance of power and authority, such that no one individual has unfettered powers of decision. When there is no clear division between the executive and board branches of a company, poor executive and/or board actions often go unchecked to the ultimate detriment of shareholders.(2) In the past, we have supported shareholder proposals calling to separate the positions of CEO and chairman. Our revised policy(3) is based upon this very principle and is merely an extension of this tenet of sound corporate governance.

      - Generally WITHHOLD votes from a CEO who is also serving in the role of chairman at the same company.

      - Generally support shareholder proposals calling for the separation of the CEO and chairman positions.

      - Generally support shareholder proposals calling for a non-executive director to serve as chairman who is not a former CEO or senior-level executive of the company.

INDEPENDENT DIRECTORS

PVS believes that a board independent from management is of vital importance to a company and its shareholders. Accordingly, PVS will cast votes in a manner that shall encourage the independence of boards. Independence will be evaluated based upon a number of factors, including: employment by the company or an affiliate in an executive capacity; past or current employment by a firm that is one of the company's paid advisors or consultants; personal services contract with the company; family relationships of an executive or director of the company; interlocks with other companies on which the company's chairman or chief executive officer is also a board member; and service with a non-profit that receives significant contributions from the company.

      - Generally support shareholder proposals that request that the board be comprised of a majority of independent directors.

      - Vote FOR shareholder proposals requesting that the key board committees (i.e. audit, compensation and/or nominating) include independent directors exclusively.

      -     Vote AGAINST boards with a majority insider board composition.

DIRECTOR DIVERSITY

We support gender and ethnic diversity as an important component of a company's board. Diversity brings different perspectives to a board that in turn leads to a more varied approach to board issues. We believe that increasing diversity in the boardroom to better reflect a company's workforce, customers, and community enhances shareholder value.

      - Support proposals asking the board to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors.

      -     Support endorsement of a policy of board inclusiveness.

      - Support reporting to shareholders on a company's efforts to increase diversity on their boards.

(2) Recent notable bankruptcies with joint chairman/CEOs include: John Rigas at Adelphia, Ken Lay at Enron, Dennis Kozlowski at Tyco, and Linda Wachner at Warnaco.

(3) New PVS policy implemented October 1, 2002.

STOCK OWNERSHIP REQUIREMENTS

Corporate directors should own some amount of stock of the companies on which they serve as board members. Stock ownership is a simple method to align the interests of directors with company shareholders. Nevertheless, many highly qualified individuals such as academics and clergy who can offer valuable perspectives in board rooms may be unable to purchase individual shares of stock. In such a circumstance, the preferred solution is to look at the board nominees individually and take stock ownership into consideration when voting on the merits of each candidate.

      - Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director nominee or to remain on the board.

BOARD STRUCTURE

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. Annually elected boards provide the best governance system for accountability to shareholders. A classified board is a board that is divided into separate classes, with directors serving overlapping terms. A company with a classified board usually divides the board into three classes. Under this system, only one class of nominees comes up to shareholder vote at the AGM each year.

As a consequence of these staggered terms, shareholders only have the opportunity to vote on a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest since it would normally take two years to gain control of a majority of board seats. Under a classified board, the possibility of management entrenchment greatly increases.

Many in management believe that staggered boards provide continuity. Some shareholders believe that in certain cases a staggered board can provide consistency and continuity in regard to decision-making and commitment that may be important to the long-term financial future of the company.

Nevertheless, empirical evidence suggests that staggered boards may not in all cases be in the shareholders best interests. A classified board can entrench management and effectively preclude most takeover bids or proxy contests.

      -     Vote AGAINST classified boards when the issue comes up for vote.

LIMIT TERM OF OFFICE

Those who support term limits argue that this requirement would bring new ideas and approaches on to a board. Here again we prefer to look at directors as individuals rather than impose a strict rule.

- Generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

CUMULATIVE VOTING

Most corporations provide that shareholders are entitled to cast one vote for each share owned. Under a cumulative voting scheme the shareholder is permitted to have one vote per share for each director to be elected. Shareholders are permitted to apportion those votes in any manner they wish among the director candidates. Shareholders have the opportunity to elect a minority representative to a board through cumulative voting, thereby ensuring representation for all sizes of shareholders.

For example, if there is a company with a ten-member board and 500 shares outstanding -- the total number of votes that may be cast is 5,000. In this case a shareholder with 51 shares (10.2 percent of the outstanding shares) would be guaranteed one board seat because all votes may be cast for one candidate. Without cumulative voting, anyone controlling 51 percent of shares would control the election of all ten directors.

Shareholders need to have flexibility in supporting candidates for a company's board of directors. This is the only mechanism that minority shareholders can use to be represented on a company's board.

- Vote AGAINST proposals to eliminate cumulative voting. o Vote FOR proposals to permit cumulative voting.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Management proposals typically seek shareholder approval to adopt an amendment to the company's charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by state law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence. While PVS recognizes that a company may have a more difficult time attracting and retaining directors if they are subject to personal monetary liability, PVS believes the great responsibility and authority of directors justifies holding them accountable for their actions.

Each proposal addressing director liability will be evaluated consistent with this philosophy. PVS may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but PVS may often oppose management proposals and support shareholder proposals in light of our philosophy of promoting director accountability.

      - Vote AGAINST proposals to limit or eliminate entirely director and officer liability in regards to: (i) breach of the director's fiduciary "duty of loyalty" to shareholders; (ii) acts or omissions not made in "good faith" or involving intentional misconduct or knowledge of violations under the law; (iii) acts involving the unlawful purchases or redemptions of stock; (iv) payment of unlawful dividends; or (v) use of the position as director for receipt of improper personal benefits.

INDEMNIFICATION

Indemnification is the payment by a company of the expenses of directors who become involved in litigation as a result of their service to a company. Proposals to indemnify a company's directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense. PVS may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

      - Vote AGAINST indemnification proposals that would expand individual coverage beyond ordinary legal expenses to also cover specific acts of negligence which exceed the standard of mere carelessness that is regularly covered in board fiduciary indemnification.

      - Vote FOR only those proposals which provide expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and (2) only if the director's legal expenses would be covered.

                             PROXY CONTEST DEFENSES

POISON PILLS

Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. When triggered, poison pills generally allow shareholders to purchase shares from, or sell shares back to, the target company ("flip-in pill") and/or the potential acquirer ("flip-out pill") at a price far out of line with fair market value.

Depending on the type of pill, the triggering event can either transfer wealth from the target company or dilute the equity holdings of current shareholders. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids. Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

      - Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

      - Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

      - Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

      - Votes should be WITHHELD from any board where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision. Directors of companies with these lethal protective devices should be held accountable.

GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of shares, the practice discriminates against most shareholders. This transferred cash, absent the greenmail payment, could be put to much better use for reinvestment in the company, payment of dividends, or to fund a public share repurchase program.

      - Vote FOR proposals to adopt an anti-greenmail provision in their charter or bylaws that would thereby restrict a company's ability to make greenmail payments to certain shareholders.

      - Review on a CASE-BY-CASE basis all anti-greenmail proposals when they are presented as bundled items with other charter or bylaw amendments.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Shareholder ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, individual company's articles of incorporation, or its corporate bylaws. Many companies have sought shareholder approval for charter or bylaw amendments that would prohibit the removal of directors except for cause, thus ensuring that directors would retain their directorship for their full-term unless found guilty of self-dealing. By requiring cause to be demonstrated through due process, management insulates the directors from removal even if a director has been performing poorly, not attending meetings, or not acting in the best interests of shareholders.

      - Vote AGAINST proposals that provide that directors may be removed only for cause.

      - Vote FOR proposals which seek to restore the authority of shareholders to remove directors with or without cause.

      - Vote AGAINST proposals that provide only continuing directors may elect replacements to fill board vacancies.

      - Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense. PVS supports management proposals to fix the size of the board at a specific number, thus preventing management when facing a proxy context from increasing the board size without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the size of the board as a strategy to oust independent directors. Fixing board size also prevents management from increasing the number of directors in order to dilute the effects of cumulative voting.

      -     Vote FOR proposals that seek to fix the size of the board.

      - Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

                                    AUDITORS

AUDITOR RATIFICATION

The ratification of auditors is an important component of good governance. The wave of recent accounting scandals at companies illuminate the need to ensure auditor independence in the face of selling consulting services to audit clients. At the Big Five (now Final Four) accounting firms, revenues from non-audit services grew from 13% of total revenues in 1981 to half of total revenue in 2000. A recent study of over 1,200 US companies in the S&P 500, Mid Cap, and Small Cap indices found that 72% of fees paid to auditors in 2002 were for non-audit services, exactly the same level as 2001. We believe that the ratio should be reversed, and that non-audit fees should make up no more one-quarter of all fees paid to the auditor so as to properly discourage even the appearance of any undue influence upon an auditor's objectivity.

As auditors are the backbone upon which a company's financial health is measured, auditor independence is absolutely essential for rendering objective opinions upon which investors then rely. When an auditor is paid excessive consulting fees in addition to fees paid for auditing, the company/auditor relationship is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor.

      - Vote FOR proposals to ratify auditors when the amount of audit fees is equal to or greater than three times the amount paid for consulting, unless: i) an auditor has a financial interest in or association with the company, and is therefore not independent; or
            ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

      - Vote AGAINST proposals to ratify auditors when the amount of audit fees is less than three times greater than that for consulting fees.

      - WITHHOLD votes from Audit Committee members in cases where consulting fees exceed audit fees.

      - Generally support shareholder proposals to ensure auditor independence through measures such as mandatory auditor rotation (no less than every five years) or prohibiting companies from buying consulting services from their auditor.

                            MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

      -     Impact of the merger on shareholder value;

      - Anticipated financial and operating benefits realizable through combined synergies;

      -     Offer price (cost vs. premium).

      -     Financial viability of the combined companies as a single entity;

      - Was the deal put together in good faith? Were negotiations carried out at arm's length? Was any portion of the process tainted by possible conflicts of interest?;

      -     Fairness opinion (or lack thereof);

      - Changes in corporate governance and their impact on shareholder rights; and

      -     Impact on community stakeholders and employees in both workforces.

FAIR PRICE PROVISIONS

Fair price provisions were originally designed to specifically defend against the most coercive of takeover devises -- the two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities, or only securities. Since the payment offered for the remaining stock is, by design, less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize the value of their shares. Standard fair price provisions require that -- absent of board or shareholder approval of the acquisition -- the bidder must pay the remaining shareholders the same price for their shares that brought control.

      - Vote FOR fair price proposals as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

      - Vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

CORPORATE RESTRUCTURING

Votes concerning corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales, are considered on a CASE-BY-CASE basis.

APPRAISAL RIGHTS

Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares. The right of appraisal applies to mergers, sale of corporate assets, and charter amendments that may have a materially adverse effect on the rights of dissenting shareholders.

      - Vote FOR proposals to restore or provide shareholders with the right of appraisal.

SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

CHANGING CORPORATE NAME

Vote FOR changing the corporate name in all instances if proposed and supported by management.

                               SHAREHOLDER RIGHTS

CONFIDENTIAL VOTING

The confidential ballot ensures that voters are not subject to real or perceived coercion. In an open voting system, management can determine who has voted against its nominees or proposals before a final vote count. As a result, shareholders can be pressured to vote with management at companies with which they maintain or would like to establish a business relationship.

      - Vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

      - Vote FOR management proposals to adopt confidential voting procedures.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. Sometimes this right applies only if a shareholder or a group of shareholders own a specified percentage of shares, with ten percent being the most common. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

      - Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

      - Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Consent solicitations allow shareholders to vote on and respond to shareholder and management proposals by mail without having to act at a physical meeting. A consent card is sent by mail for shareholder approval and only requires a signature for action. Some corporate bylaws require supermajority votes for consents, while at others standard annual meeting rules apply. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

      - Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

      - Vote FOR proposals to allow or make easier shareholder action by written consent.

EQUAL ACCESS

The process for electing directors can be improved since a company currently nominates for election only one candidate for each board seat, leaving shareholders with no practical choice in most director elections. Shareholders who oppose a candidate have no easy way to do so unless they are willing to undertake the considerable expense of running an independent candidate for the board. The current system is that of a truly limited democracy, whereby voters are not given a choice of multiple candidates for each directorship, but are only allowed to register their approval or disapproval of one candidate for each director's seat. The only way to register dissent about a given candidate is to withhold support from that nominee. Truly democratic director elections should offer a choice, thereby allowing a far healthier and more rigorous shareholder evaluation and debate about which specific nominees are best qualified. A more open and rigorous election process would give shareholders an actual choice and give them far greater say in choosing the directors most able to represent their interests.

- Vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

UNEQUAL VOTING RIGHTS

Incumbent managers are able to use unequal voting rights through the creation of a separate class of shares which have superior voting rights to the common shares of regular shareholders. This separate class of shares with disproportionate voting power allows management to concentrate its power and insulate itself from the wishes of the majority of shareholders. Dual class exchange offers involve a transfer of voting rights from one group of shareholders to another group of shareholders typically through the payment of a preferential dividend. A dual class recapitalization plan also establishes two classes of common stock with unequal voting rights, but initially involves an equal distribution of preferential and inferior voting shares to current shareholders.

      - Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

      - Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Supermajority shareholder vote requirements for charter or bylaw amendments are often the result of "lock-in" votes, which are the votes required to repeal new provisions to the corporate charter. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

      - Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

      - Vote AGAINST management proposals seeking to lower supermajority shareholder vote requirements when they accompany management sponsored proposals to also change certain charter or bylaw amendments.

      - Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.

Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

      - Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

      - Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                                CAPITAL STRUCTURE

The management of a corporation's capital structure involves a number of important issues including dividend policy, types of assets, opportunities for growth, ability to finance new projects internally, and the cost of obtaining additional capital. Many financing decisions have a significant impact on shareholder value, particularly when they involve the issuance of additional common stock, preferred stock, or debt.

COMMON STOCK AUTHORIZATION

State statutes and stock exchanges require shareholder approval for increases in the number of common shares. Corporations increase their supply of common stock for a variety of ordinary business purposes: raising new capital, funding stock compensation programs, business acquisitions, implementation of stock splits, or payment of stock dividends.

PVS supports management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. For example, PVS will support increases in authorized common stock to fund stock splits that are in shareholders' interests. PVS will evaluate on a CASE-BY-CASE basis on proposals when the company intends to use the additional stock to implement a poison pill or other takeover defense. PVS will evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

      - Review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

      - Vote AGAINST proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

REVERSE STOCK SPLITS

Reverse splits exchange multiple shares for a lesser amount to increase share price. Increasing share price is sometimes necessary to restore a company's share price to a level that will allow it to be traded on the national stock exchanges. In addition, some brokerage houses have a policy of not monitoring or investing in very low priced shares. Reverse stock splits can help maintain stock liquidity.

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis, taking into account whether there is a corresponding proportional decrease in authorized shares. We will generally support a reverse stock split if management provides a reasonable justification for the split and reduces authorized shares accordingly. Without a corresponding decrease, a reverse stock split is effectively an increase in authorized shares by reducing the number of shares outstanding while leaving the number of authorized shares to be issued at the pre-split level.

BLANK CHECK PREFERRED AUTHORIZATION

Preferred stock is an equity security which has certain features similar to debt instruments -- such as fixed dividend payments and seniority of claims to common stock -- and usually carries little to no voting rights. The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion with voting, conversion, distribution, and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes but can also be used as a device to thwart hostile takeovers without shareholder approval.

      - Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

      - Review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend, distribution, and other rights.

      - Review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, we will vote AGAINST the requested increase.

      - Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUST PAR VALUE OF COMMON STOCK

Stock that has a fixed per share value that is on its certificate is called par value stock. The purpose of par value stock is to establish the maximum responsibility of a stockholder in the event that a corporation becomes insolvent. Proposals to reduce par value come from certain state level requirements for regulatory industries such as banks and other legal requirements relating to the payment of dividends.

      - Vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. These rights guarantee existing shareholders the first opportunity to purchase shares of new issues of stock in the same class as their own and in the same proportion. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices unfavorable to them. Preemptive rights, however, can make it difficult for corporations to issue large blocks of stock for general corporate purposes. Both corporations and shareholders benefit when corporations are able to arrange issues without preemptive rights that do not result in a substantial transfer of control.


      - Review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

      - Dilution: How much will ownership interests of existing shareholders be reduced and how extreme will dilution to any future earnings be?

      - Change in Control: Will the transaction result in a change-in-control of the company?

      - Bankruptcy: How real is the threat of bankruptcy? Is bankruptcy the main factor driving the debt restructuring? Would the restructuring result in severe loss to shareholder value?

      - Possible self-dealings: Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.

                       EXECUTIVE AND DIRECTOR COMPENSATION

STOCK OPTION PLANS

PVS supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. PVS supports stock options as a significant component of compensation. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company -- and shareholders -- prosper together. Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. PVS will support option plans that provide legitimately challenging performance targets that serve to truly motivate executives in the pursuit of excellent performance. Likewise, we will oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.

PVS will consider whether the proposed plan is being offered at fair market value or at a discount; whether the plan excessively dilutes the earnings per share of the outstanding shares; and whether the plan gives management the ability to replace or reprice "underwater" options. Repricing is an amendment to a previously granted stock option contract that reduces the option exercise price. Options are "underwater" when their current price is below the current option contract price. Options can also be repriced through cancellations and re-grants. The typical new grant would have a ten-year term, new vesting restrictions, and a lower exercise price reflecting the current lower market price. PVS will also consider any other features of the plan that may not be in shareholders' best interest.

In general, we consider executive and director compensation plans on a CASE-BY-CASE basis. When evaluating executive and director compensation matters, we review the following three elements:

      - Dilution: Vote AGAINST plans in which the potential voting power dilution (VPD) of all shares outstanding exceeds 12 percent.

      - Full market value: Awards must be granted at 100 percent of fair market value on the date of grant. However, in instances when a plan is open to broad-based employee participation and excludes the five most highly compensated employees, we accept a 15 percent discount.

      - Repricing: Vote AGAINST plans if the company's policy permits repricing of "underwater" options or if the company has a history of repricing past options.

However, in instances when repricing is put up for a shareholder vote, we will vote FOR the repricing of shares under the following four conditions:

      -     he repricing is value for value;

      - If the five most highly compensated employees are excluded from the repricing;

      -     If the plan is broad based; and

      -     If the current vesting schedule is maintained.

STOCK OPTION EXPENSING

The theory that stock options are beneficial to shareholders because they motivate management and align the interests of investors with those of executives is no longer held sacrosanct. The fact that companies reprice underwater options exposes the initial fallacy of this theory. A recent long-term study of stock option awards from the Indiana University School of Business found that there was no correlation whatsoever between executive stock ownership and company performance. Given their accounting treatment of not being charged as an expense against earnings, stock options have been the ultimate tax dodge for companies wishing to lavishly compensate employees.

Misused stock options can give executives an incentive to inflate their company's earnings or make irresponsibly optimistic forecasts in order to keep stock prices high and their paychecks gargantuan. Alan Greenspan cautioned that the failure to expense stock option grants has "introduced a significant distortion in reported earnings, one that has grown with the increasing prevalence of this form of compensation." Some companies have chosen to acknowledge the distortion caused by the non-expensing of options and have committed to expense options going forward. And beginning in 2003, the SEC will no longer exclude stock option expensing proposals from the proxy ballot using the ordinary business exception rules.

      - Support shareholder resolutions calling for stock option grants to be treated as an expense for accounting and earnings calculation purposes.

OBRA-RELATED COMPENSATION PROPOSALS

      - Vote FOR amendments that place a cap on annual grants or amend administrative features.

      - Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants that any one participant may receive in order to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

Section 162(m) of the IRS Code Section limits the deductibility of compensation in excess of $1 million to a named executive officer unless certain prescribed actions are taken including shareholder approval and the establishment of performance goals.

      - Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      - Generally vote AGAINST cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA if the plan provides for awards to individual participants in excess of $2 million a year.

      - Vote AGAINST plans that are deemed to be "excessive" because they are not justified by performance measures.

PERFORMANCE BASED OPTIONS

Stock options are intended to align the interests of management with those of shareholders. However, stock option grants without performance-based elements can excessively compensate executives for stock increases due solely to a general stock market rise, rather than improved or superior company stock performance. When option grants reach the hundreds of thousands, a relatively small increase in the share price may permit executives to reap millions of dollars without providing material benefits to shareholders.

PVS advocates performance based options, such as premium-priced or indexed, which encourage executives to outperform rivals and the market as a whole rather than being rewarded for any rise in the share price, which can occur if there are not empirical performance measures incorporated into the structure of the options. Additionally, it should be noted that performance-accelerated vesting and premium priced options allow fixed plan accounting, whereas performance-vested and indexed options entail certain expensing requirements.

      - Generally vote FOR shareholder proposals that seek to provide for performance based options such as indexed and/or premium priced options.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

      - Generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information. Current SEC requirements only call for the disclosure of the top 5 most highly compensated executives and only if they earn more than $100,000 in salary and benefits.

      - Generally vote FOR shareholder proposals that seek to eliminate outside directors' retirement benefits.

      - Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

GOLDEN AND TIN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for senior level executives are extending coverage for all their employees via "tin" parachutes. The SEC requires disclosure of all golden parachute arrangements in the proxy statement, while disclosure of tin parachutes in company filings is not required at this time.

      - Vote for shareholder proposals to all have golden and tin parachute agreements submitted for shareholder ratification.

      -     Generally vote against all proposals to ratify golden parachutes.

      -     Vote on tin parachutes on a case-by-case basis.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

An Employee Stock Ownership Plan (ESOP) is an employee benefit plan that makes the employees of a company also owners of stock in that company. Recently, a large Rutgers University study of the performance of ESOPs in closely held companies found that ESOPs appear to increase overall sales, employment, and sales per employee over what would have been expected absent an ESOP. The study also found that ESOP companies are also more likely to still be in business several years later, and are more likely to have other retirement-oriented benefit plans than comparable non-ESOP companies.

Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs except in cases when the number of shares allocated to the ESOP is deemed "excessive" (i.e. generally greater than five percent of outstanding shares).

                             STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions). We generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. We would be less supportive of takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

OFFSHORE REINCORPORATIONS & TAX HAVENS

For a company that seeks to reincorporate, we evaluate the merits of the move on a CASE-BY-CASE basis, taking into consideration the company's strategic rationale for the move, the potential economic ramifications, potential tax benefits, and any corporate governance changes that may impact shareholders. We believe there are a number of concerns associated with a company looking to reincorporate from the United States to exotic locales such as Bermuda, the Cayman Islands or Panama. The trend of U.S. companies seeking to move offshore appears to be on the rise, and shareholders are just beginning to understand the web of complexities surrounding the legal, tax, and governance implications involved in such a transaction.

When reviewing a proposed offshore move, we will consider the following factors:

      - Legal recourse for U.S. stockholders of the new company and the enforcement of legal judgments against the company under the U.S. securities laws;

      -     The transparency (or lack thereof) of the new locale's legal system;

      -     Adoption of any shareholder-unfriendly corporate law provisions;

      -     Actual, qualified tax benefits;

      -     Potential for accounting manipulations and/or discrepancies;

      -     Any pending U.S. legislation concerning offshore companies; and

      - Prospects of reputational harm and potential damage to brand name via increased media coverage concerning corporate expatriation.

Furthermore, PVS will generally support shareholder requests calling for "expatriate" companies that are domiciled abroad yet predominantly owned and operated in America to re-domesticate back to a U.S. state jurisdiction.

                    CORPORATE RESPONSIBILITY & ACCOUNTABILITY
                 SOCIAL, ENVIRONMENTAL AND SUSTAINABILITY ISSUES

In general, we support social, workforce, and environmental shareholder-sponsored resolutions if they seek to create responsible corporate citizens while at the same time attempting to enhance long-term shareholder value. In most cases, we will support proposals that ask for disclosure reporting of additional information that is not available outside the company and that is not proprietary in nature. Such reporting is particularly most vital when it appears that a company has not adequately addressed shareholder concerns regarding social, workplace, environmental and/or other issues.

      In determining our vote on social, workplace, environmental, and other related proposals, we specifically analyze the following factors:

      - Whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

      -     Percentage of sales, assets, and earnings affected;

      - Degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

      - Whether the issues presented should be dealt with through government or company-specific action;

      - Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

      - Whether the company's analysis and voting recommendation to shareholders is persuasive;

      -     What its industry peers have done in response to the issue;

      -     Whether the proposal itself is well framed and reasonable;

      - Whether implementation of the proposal would achieve the objectives sought in the proposal; and

      - Whether the subject of the proposal is best left to the discretion of the board.

In general, we support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company in which they have invested. Requests to report such information merits support.

We will evaluate proposals requesting the company to cease taking certain actions that the proponent believes is harmful to society or some segment of society with special attention to the company's legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request.

SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

These resolutions propose the establishment of special committees of the board to address broad corporate policy and provide forums for ongoing dialogue on issues including, but not limited to: shareholder relations, the environment, occupational health and safety, and executive compensation.

      - Support these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

MILITARY SALES

Shareholder proposals from church groups ask companies for detailed reports on foreign military sales. These proposals often can be created at reasonable cost to the company and contain no proprietary data. Large companies can supply this information without undue burden and provide shareholders with information affecting corporate performance and decision making.

      - Generally support reports on foreign military sales and economic conversion of facilities.

      - Generally vote AGAINST proposals asking a company to develop specific military contracting criteria.

POLITICAL CONTRIBUTIONS REPORTING

We believe employees should not be put in position where professional standing and goodwill within the corporation could be jeopardized as a result of political beliefs. Responsible employment practices should protect workers from an environment characterized by political indoctrination or intimidation. Corporations should not devote resources to partisan political activities, nor should they compel their employees to contribute to or support particular causes. Moreover, we believe it is wise for a corporation to maintain a politically neutral stance as to avoid potentially embarrassing conflicts of interests that could negatively impact the company's brand name with consumers. Shareholders have the right to know about corporate political activities, and management's knowledge that such information can be made publicly available should encourage a company's lawful and responsible use of political contributions.

      -     Support proposals affirming political non-partisanship.

      - Support reporting of political and political action committee (PAC) contributions.

      - Support establishment of corporate political contributions guidelines and reporting provisions.

EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

These proposals generally request that a company establish a policy of reporting to shareholders its progress with equal opportunity and affirmative action programs. The costs of violating federal laws that prohibit discrimination by corporations are high and can affect corporate earnings.

The Equal Opportunities Employment Commission (EEOC) does not release the company's filings to the public unless it is involved in litigation, and it is difficult to obtain from other sources. Companies need to be very sensitive to minority employment issues as the new evolving work force becomes increasingly diverse. This information can be provided with little cost to the company and does not create an unreasonable burden on management.

      - Vote FOR proposals calling for action on equal employment opportunity and anti-discrimination.

      - Vote FOR legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that affect long-term corporate performance.

      -     Vote FOR non-discrimination in salary, wages, and all benefits.

HIGH-PERFORMANCE WORKPLACE

High-performance workplace practices emphasize employee training, participation, and feedback. The concept of a high-performance workplace has been endorsed by the U.S. Department of Labor and refers to a workplace that is designed to provide workers with the information, skills, incentives, and responsibility to make decisions essential for innovation, quality improvement and rapid response to changes in the marketplace. These standards embrace a "what's good for the worker is good for the company" philosophy. Studies have shown that improvement in human resources practices is associated with increases in total return to shareholders. High-performance workplace standards proposals can include linking compensation to social measures such as employee training, morale and safety, environmental performance and workplace lawsuits.

      - Generally support proposals that incorporate high-performance workplace standards.

NON-DISCRIMINATION IN RETIREMENT BENEFITS

A cash balance plan is a defined benefit plan that treats an earned retirement benefit as if it were a credit from a defined contribution plan, but which provides a stated benefit at the end of its term. Because employer contributions to these plans are credited evenly over the life of a plan and not based on a seniority formula, they may reduce payouts to long term employees who are currently vested in plans.

Cash-balance pension conversions are undergoing congressional and federal agency scrutiny in the wake of high-profile EEOC complaints on age discrimination and employee anger at companies like IBM. While significant policy reform is unlikely in the short-term, business interests are worried enough that the National Association of Manufacturers and other pro-business lobbies are forming a coalition on Capitol Hill to preserve the essential features of the plans and to overturn a recent IRS ruling.

Driving the push behind conversions from traditional pension plans to cash-balance plans are the substantial savings that companies generate in the process. Critics point out that this savings is gained at the expense of the most senior employees. Resolutions call on corporate boards to establish a committee of outside directors to prepare a report to shareholders on the potential impact of pension-related proposals now being considered by national policymakers in reaction to the controversy spawned by the plans.

      -     Support non-discrimination in retirement benefits.

FAIR LENDING

These resolutions call for financial institutions to comply with fair lending laws and statutes while avoiding predatory practices in their subprime lending. These predatory practices include: lending to borrowers with inadequate income, who will then default; not reporting on payment performances of borrowers to credit agencies; implying that credit life insurance is necessary to obtain the loan (packing); unnecessarily high fees; refinancing with high additional fees rather than working out a loan that is in arrears (flipping); and high pre-payment fees.

      -     Support compliance with fair-lending laws.

      -     Support reporting on overall lending policies and data.

CERES PRINCIPLES

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees.

The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. A signee to the CERES Principles would disclose its efforts in such areas through a standardized report submitted to CERES and made available to the public.

Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources. In addition, environmentally responsible companies stand to benefit from good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company's financial well being.

Many companies have voluntarily adopted these principles. PVS supports proposals that improve a company's public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

      -     Vote FOR the adoption of the CERES Principles.

      - Vote FOR adoption of reports to shareholders on environmental issues.

MACBRIDE PRINCIPLES

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles will stabilize the situation and promote further investment.

      - Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

CONTRACT SUPPLIER STANDARDS

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, work place safety and health, and other basic labor protections. PVS will generally support proposals that:

      - Seek publication of a "Worker Code of Conduct" to the company's foreign suppliers and licensees, requiring they satisfy all applicable labor standards and laws protecting employees' wages, benefits, working conditions, freedom of association, right to collectively bargain, and other rights.

      - Request a report summarizing the company's current practices for enforcement of its Worker Code of Conduct.

      - Establishes independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Worker Code of Conduct.

      - Create incentives to encourage suppliers to raise standards rather than terminate contracts.

      - Implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees.

      - Request public disclosure of contract supplier reviews on a regular basis.

      - Adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale in the U.S. using forced or child labor, or that fail to comply with applicable laws protecting employees' wages and working conditions.

CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

PVS generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the "Declaration on Fundamental Principles and Rights At Work," ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) right to organize and bargain collectively; ii) non-discrimination in employment; iii) abolition of forced labor; and iv) end of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities.

      - Support the principles and codes of conduct relating to company investment and/or operations in countries with patterns of human rights abuses or pertaining to geographic regions experiencing political turmoil (Northern Ireland, Columbia, Burma, former Soviet Union, and China).

      -     Support the implementation and reporting on ILO codes of conduct.

      - Support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

INTERNATIONAL FINANCIAL RELATED

The rise of globalization has put increasing importance on the need for US companies to periodically monitor their business operations abroad. As a means to preserve brand integrity and protect against potentially costly litigation and negative public relations, PVS generally supports shareholder proposals which call for a report on the company's core business policies and procedures of its operations outside the United States. Many of the resolutions which address a company's international policies can include: impact of Foreign Direct Investment (FDI) in emerging market economies; corporate safeguards against money laundering; economic de-stabilization concerns; relationships with international financial institutions (IFIs); and product sales/marketing abroad (i.e., tobacco, pharmaceutical drug pricing).

      - Generally support proposals asking for policy clarification and reporting on foreign-related matters that can materially impact the company's short and long-term bottom-line.

APPENDIX I

WADDELL & REED, PROXY VOTING POLICY SUMMARY

                           PROXY VOTING POLICY SUMMARY

      The Funds have delegated all proxy voting responsibilities to their investment manager. WRIMCO has established guidelines that reflect what it believes are desirable principles of corporate governance.

      Listed below are several reoccurring issues and WRIMCO's corresponding positions.

BOARD OF DIRECTORS ISSUES:

      WRIMCO generally supports proposals requiring that a majority of the Board consist of outside, or independent, directors.

      WRIMCO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

      WRIMCO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper person benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. WRIMCO will support such protection so long as it does not exceed reasonable standards.

      WRIMCO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

CORPORATE GOVERNANCE ISSUES:

      WRIMCO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

      WRIMCO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

      WRIMCO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

      WRIMCO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

      WRIMCO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

EXECUTIVE/EMPLOYEE ISSUES:

      WRIMCO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

POLITICAL ACTIVITY:

      WRIMCO will generally vote against proposals relating to corporate political activity or contributions, or to require to publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parities.

CONFLICTS OF INTEREST BETWEEN WRIMCO AND THE FUNDS:

      WRIMCO will use the following three-step process to address conflicts of interest: (1) WRIMCO will attempt to identify any potential conflicts of interest; (2) WRIMCO will then determine if the conflict as identified is material; and (3) WRIMCO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interest of the Funds and are not the product of a materials conflict.

      I. IDENTIFYING CONFLICTS OF INTEREST: WRIMCO will evaluate the nature of its relationships to assess which, if any, might place it interests, as well as those of its affiliates, in conflict with those of the Fund's shareholders on a proxy voting matter. WRIMCO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

o BUSINESS RELATIONSHIPS- WRIMCO will review any situation for a material conflict where WRIMCO manages money for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that WRIMCO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage WRIMCO to vote in favor of management.

o PERSONAL RELATIONSHIPS- WRIMCO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

o FAMILIAL RELATIONSHIPS- WRIMCO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

      WRIMCO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

      II. "MATERIAL CONFLICTS": WRIMCO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, WRIMCO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

      In considering the materiality of a conflict, WRIMCO will take a two-step approach:

o FINANCIAL MATERIALITY- A relationship will be considered presumptively non-material unless the relationship represents 5% of more of WRIMCO's annual revenue. If the relationship involves an affiliate, the "material" benchmark will be 15% or more of WRIMCO"S annual revenue.

o NON-FINANCIAL MATERIALITY- WRIMCO will review all known relationships of portfolio managers and senior management and senior management for improper influence.

      III. PROCEDURE TO ADDRESS MATERIAL CONFLICTS: WRIMCO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."


o USE A PROXY VOTING SERVICE FOR SPECIFIC PROPOSALS- As a primary means of voting material conflicts, WRIMCO will vote per the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is available).

o CLIENT DIRECTED- If the Material Conflict arises from WRIMCO's management of a third party account and the client provides voting instructions on a particular vote, WRIMCO will vote according to the directions provided by the client.

o USE A PREDETERMINED VOTING POLICY- If no directives are provided by either ISS or the client, WRIMCO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identifies subject matter. If the issue involves a material conflict and WRIMCO chooses to use a predetermined voting policy, WRIMCO will be permitted to vary from the established voting policies established herein.

o SEEK BOARD GUIDANCE- If the Material Conflict does not fall within one of the situations referenced above, WRIMCO may seek guidance from the Funds' Board of Directors on matters involving a conflict. Under this method, WRIMCO will disclose the nature of the conflict to the Fund Board and obtain the Board's consent or direction to vote the proxies. WRIMCO may use the Board guidance to vote proxies for its non-mutual fund clients.

APPENDIX J


Transamerica Investment Management, LLC ("TIM") TIM Issue Date:
November 14, 2005 Proxy Voting Policy

I. INTRODUCTION

Normally, clients for whom TIM has full discretionary investment authority expect TIM to vote proxies as part of TIM's authority to manage, acquire and dispose of account assets. As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. A client also may ask TIM to vote its proxies in accordance with the client's specific proxy guidelines. In this situation, TIM will seek to comply with such client guidelines to the extent it would not be inconsistent with TIM's other legal, compliance and business responsibilities.

TIM has established a Proxy Voting Committee, which has responsibility for review of proxies voted by or to be voted by TIM and the resolution of issues that may arise in the process of voting proxies.

II. STATEMENT OF POLICY

Under the Investment Advisers Act of 1940, TIM is considered a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services TIM undertakes on the client's behalf, including proxy voting. TIM's policy is to vote proxies in the best interest of its clients at all times. TIM attempts to consider all aspects of its vote that could affect the value of the underlying securities held in client accounts and will vote proxies in a manner it believes consistent with efforts to maximize the value of the client's portfolio.

TIM, on occasion, may determine to abstain from voting a proxy or a specific proxy item when it concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client account's best interest to vote.

III. GUIDELINES

TIM has adopted proxy voting policy guidelines ("Guidelines") regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots.

The Proxy Voting Committee is responsible for the ongoing review and revision of the Guidelines, with such advice, participation and research as the Committee deems appropriate from TIM portfolio managers, independent third parties or other knowledgeable interested parties. The Guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

The Committee is responsible for determining how the Guidelines will be applied to specific proxy votes, given all the facts and circumstances. With respect to any particular proxy issue, the Committee may elect to vote contrary to a Guideline if the Committee determines that doing so is, in the Committee's judgment, in the best interest of TIM's clients.

IV. INDEPENDENT THIRD PARTY

TIM maintains the services of a qualified independent third party (currently Institutional Shareholder Services ("ISS")) to provide guidance on proxy voting issues, analyze proxy statements on behalf of the accounts TIM manages and recommend proxy votes generally in accordance with the Guidelines. TIM will consider the research provided by ISS when making voting decisions on proxy issues. TIM also receives Research Papers from Glass Lewis with respect to issuers and proxy voting recommendation. However, the final determination on voting rests with TIM.

Any requests for deviations from an ISS voting recommendation must be reported to the Compliance Department where an assessment will be made as to whether a potential or actual conflict of interest has impacted the request and whether the issue should be reported to the Committee for further consideration before the vote is made.

V. PROXY VOTING COMMITTEE

The Proxy Voting Committee has responsibility for ensuring that proxy votes on behalf of TIM's clients are made in accordance with TIM's proxy voting policy and procedures (as described herein). The Committee meets on a bi-annual basis.

The Committee has general responsibility for determining how to address proxy votes made on behalf of all TIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In carrying out this responsibility, the Committee shall seek to ensure that proxy votes are made solely in the best interest of clients and are determined in a manner free from unwarranted or inappropriate influences. The Committee also oversees the overall administration of proxy voting for TIM accounts. The Committee may delegate day-to-day administrative responsibilities to other TIM personnel and/or outside service providers, as appropriate.

Issues will be raised to the Committee when needed and as appropriate to effectively carry out TIM's proxy policy. If necessary, the Committee may review written materials pertinent to the vote at hand and may hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. The Committee also may review vote recommendations from ISS or any other independent third party, particularly when questions are raised by portfolio managers or analysts on possible conflicts of interest. proxies notwithstanding the existence of the conflict.

The Committee will document its basis for (a) any determination to vote a particular proxy in a manner contrary to the Guidelines, (b) any determination to vote a particular proxy in a non-uniform manner among TIM accounts and (c) any other material determination made by the Committee.

The Committee will meet at a minimum annually and on an as-needed basis. Committee members may meet either in person or via teleconference. The Committee will consist of at least one portfolio manager, the Chief Compliance Officer and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

VI. CONFLICTS OF INTEREST

When voting proxies, TIM must consider the interests of its clients and not its own interests; and TIM recognizes that real (or perceived) material conflicts may arise between the interests of TIM and its clients that must be properly addressed and resolved before TIM votes. To address these concerns, TIM will take the following steps to avoid any impropriety or the appearance of impropriety.

IDENTIFYING CONFLICTS OF INTEREST

A. The Compliance Department monitors the potential for conflicts of interest on the part of TIM with respect to proxy voting decisions as a result of personal relationships, significant client relationships (those accounting for greater than 5% of annual revenues) or special circumstances that may arise during the conduct of the business of TIM or its affiliates.

B. The Compliance Department shall maintain an up-to-date list of issuers with respect to which TIM has a conflict of interest in voting proxies on behalf of client accounts. TIM shall not vote proxies relating to issuers on such list until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described below.

ASSESSING MATERIALITY OF CONFLICTS OF INTEREST AND ADDRESSING MATERIAL CONFLICTS OF INTEREST

A. The Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence TIM's decision-making in voting the proxy. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy or any executive officer of that issuer has a client relationship with TIM of the type described above. All other materiality determinations will be based on an assessment of the particular facts and circumstances. The Compliance Department shall maintain a written record of all materiality determinations.

B. If it is determined that a conflict of interest is not material, TIM may vote the proxies notwithstanding the existence of the conflict.

C. If it is determined that a conflict of interest is material, one or more methods may be used to resolve the conflict, including:

      o voting in accordance with the recommendation of ISS or another independent third party;

      o disclosing the conflict to the client and obtaining its consent before voting;

      o suggesting to the client that it engage another party to vote the proxy on its behalf; or

      o such other method as is deemed appropriate under the circumstances, given the nature of the conflict.

The Compliance Department shall maintain a written record of the method used to resolve a material conflict of interest.

VII. Provision of TIM's Proxy Voting Policy and Procedures to Clients

Advisers are required to disclose to clients the means by which they can obtain information from the adviser on how their securities were voted. Advisers also are required to describe their proxy voting policies and procedures to clients (indicating that a copy of the policies and procedures is available upon request) and, upon request, to provide clients with a copy of those policies and procedures.

TIM will make the required disclosures in its Form ADV Part It (which is sent to all prospective clients and made available to all current clients upon request). TIM also will make available to all clients a copy of its proxy voting policy and procedures by maintaining a current version of the policy and procedures on its website (www.timllc.com). A copy of the policy and procedures will be mailed to any client at any time upon request.

Upon request from a client, the Compliance Department will coordinate with the appropriate officer of the client to provide a record of the pertinent portion of TIM's proxy voting record.

VIII. Recordkeeping

Unless noted otherwise, the Compliance Department shall maintain the following records relating to proxy voting:

      o     a copy of these policies and procedures;

      a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote (maintained by the service provider);

      o documentation relating to the identification and resolution of any conflicts of interest; and

      any documents created by TIM that were material to a proxy voting decision or that memorialized the basis for that decision; and

      o a copy of each written client request for information on how TIM voted proxies on behalf of the client, and a copy of any written response by TIM to any (written or oral) client request for information on how TIM voted proxies on behalf of the requesting client (maintained by Client Services).

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal YEAR during which the last entry was made on such record, the first two years in TIM's principal place of business. The location of all such records shall be documented in accordance with the AEGON record retention program.

In lieu of keeping copies of proxy statements, TIM may RELY on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

APPENDIX J

                             PROXY VOTING GUIDELINES

I.    Introduction

This document provides a concise summary of TIM's proxy voting guidelines, which are attached in Appendix A.

II. Auditors Vote FOR proposals to ratify auditors, unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent;

      o     Fees for non-audit services are excessive; or

      o There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

III.  Board of Directors

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

      o Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

      o     Vote AGAINST proposals to classify the board.

      o Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)


      o Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.


MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

      o Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM's definition of independence.

      o Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

IV.   Shareholder Rights

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

      o Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

      o Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

      o Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

      o Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

      o     Vote AGAINST proposals to require a supermajority shareholder vote.

      o     Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

      o     Vote AGAINST proposals to eliminate cumulative voting.

      o Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

      o Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

      o     Vote FOR management proposals to adopt confidential voting.

V.    Proxy Contests

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

      o Votes in a contested election of directors must be evaluated on a CASE-BYCASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

VI.   Poison Pills

      o Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

VII.  Mergers and Corporate Restructurings

      o Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

VIII. Reincorporation Proposals

      o Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

      o Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

IX.   Capital Structure

COMMON STOCK AUTHORIZATION

      o Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

      o Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

      o Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

      o Vote AGAINST proposals to create a new class of common stock with superior voting rights.

      o Vote FOR proposals to create a new class of nonvoting or subvoting common stock if (1) it is intended for financing purposes with minimal or no dilution to current shareholders and (2) it is not designed to preserve the voting power of an insider or significant shareholder.

X.    Executive and Director Compensation

      o Votes with respect to compensation plans should be determined on a CASEBY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan versus the operating income and overall profitability of the firm in question.

      o Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

      o Vote AGAINST proposals by management seeking approval to reprice options.

EMPLOYEE STOCK PURCHASE PLANS

      o Votes on employee stock purchase plans should be determined on a CASEBY-CASE basis.

      o Vote FOR employee stock purchase plans where (1) the purchase price is at least 85% of fair market value, (2) the offering period is 27 months or less and (3) the potential voting power dilution (VPD) is ten percent or less.

      o Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION


      o Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.


XI.   Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

      o In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

APPENDIX K

MUNDER, PROXY VOTING POLICY SUMMARY

      o The Board has delegated to the Advisor discretionary investment management authority with respect to the assets of the Funds, which includes proxy voting authority, and directed that the Advisor implement proxy voting policies and procedures ("Proxy Procedures") in exercising that authority. Set forth below are the Advisor's policies on voting shares owned by the Funds. These policies may be revised from time to time with the approval of the Board.

      The Advisor has adopted and implemented the Proxy Procedures and has established a "Proxy Committee" as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Funds considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

      The Advisor has retained Institutional Shareholder Services ("ISS") to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. The Advisor has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS's "Proxy Voting Guidelines" to confirm that they are consistent in all material respects with the Advisor's Proxy Procedures. The Proxy Committee meets as needed to administer the Advisor's proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of the Funds.

      The Advisor generally will vote proxies consistent with ISS's recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS's advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS's advice and recommendations. In addition, the Proxy Committee will review ISS's recommendations if client holdings for a particular issuer are of meaningful size or value.

      For these purposes, the holding of a particular issuer would be considered to be meaningful if: (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least one percent (1%) of the fair market value of any advisory client's account and (ii) the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (iii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client's proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

      In each instance where the Advisor does not separately review ISS's recommendations, clients' proxies will always be voted consistent with ISS's recommendations. In each instance where the Advisor does separately review ISS's recommendation, the Advisor may vote differently from ISS's recommendation, if, based upon certain criteria generally described in the following paragraph, the Advisor determines that such vote is in the best interests of the Funds.

      The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Advisor's position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Advisor generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Advisor will generally refrain from voting or vote with management. The Advisor is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.


      From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS's recommendation on how to vote proxies for one or more resolutions. However, because the Advisor may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Funds, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and the Advisor's legal/compliance department ("Legal/Compliance Department") for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Funds and to identify any actual or potential conflicts between the interests of the Advisor and those of the Funds. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:


      (i)   NO CONFLICT. No conflict of interest is identified.

      (ii) IMMATERIAL OR REMOTE CONFLICT. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

      (III) MATERIAL CONFLICT. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from the Board, the Board Process and Compliance Oversight Committee or a designated member of that Committee.

With respect to the Funds, if the Advisor receives instructions from the Board Process and Governance Committee, the Advisor will vote the shares in accordance with such instructions. If no instructions are received or approval is not obtained from the Board Process and Governance Committee, the Advisor will vote the shares in accordance with ISS's recommendation. Every decision to vote on a resolution in a proxy solicited by a company held by a Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

                       STATEMENT OF ADDITIONAL INFORMATION

                  --------------------------------------------

                               HSBC INVESTOR FUNDS

               HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
                       HSBC INVESTOR CASH MANAGEMENT FUND
                         HSBC INVESTOR MONEY MARKET FUND
                HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
                    HSBC INVESTOR TAX-FREE MONEY MARKET FUND
                 HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
                  HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

                                 P.O. Box 182845
                            Columbus, Ohio 43218-2845

         GENERAL AND ACCOUNT INFORMATION                             (800) 782-8183 (TOLL FREE)
         -------------------------------                             --------------------------
           HSBC Investments (USA) Inc.                             BISYS Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Funds                         Sub-Administrator
    ("HSBC" or "Adviser" and "Administrator")                     ("BISYS" or "Sub-Administrator")

                                                               BISYS Fund Services Limited Partnership
                                                                    ("BISYS LP" or "Distributor")

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUNDS DATED FEBRUARY 28, 2007 (THE "PROSPECTUS"). This Statement of Additional Information ("SAI") contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Investor Funds (the "Trust") at the address and telephone number printed above.

References in this SAI to the "Prospectus" are to the Prospectus dated February 28, 2007 of the Trust by which shares of each Fund listed above are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

The Funds' current audited financial statements dated October 31, 2006 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2006 as filed with the Securities and Exchange Commission.

February 28, 2007

                                TABLE OF CONTENTS

                                                                        PAGE NO.


GENERAL INFORMATION....................................................    5

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS........................    5

  HSBC Investor California Tax-Free Money Market Fund..................    5
  HSBC Investor Cash Management Fund...................................    7
  HSBC Investor Money Market Fund......................................    7
  HSBC Investor New York Tax-Free Money Market Fund....................    8
  HSBC Investor Tax-Free Money Market Fund.............................    9
  HSBC Investor U.S. Government Money Market Fund......................   10
  HSBC Investor U.S. Treasury Money Market Fund........................   10
  Qualifying as a Regulated Investment Company.........................   11

INVESTMENT TECHNIQUES..................................................   11

  Foreign Securities...................................................   11
  Illiquid Investments, Rule 144A Securities, and Section 4(2)
  Securities...........................................................   12
  Investments In Other Investment Companies............................   12
  Lending of Portfolio Securities......................................   12
  Municipal Obligations................................................   13
  Obligations of Personal and Business Credit Institutions.............   13
  Participation Interests..............................................   13
  Repurchase Agreements................................................   14
  Selection of Money Market Investments................................   14
  Sovereign and Supranational Debt Obligations.........................   15
  Stand-By Commitments.................................................   15
  Taxable Securities Considerations....................................   15
  U.S. Government Securities...........................................   16
  Variable Rate Instruments and Participation Interests................   16
 "When-Issued" Municipal Obligations...................................   17

SPECIAL RISK FACTORS...................................................   18

Risk Factors Affecting Investments In California Municipal
Obligations...................................................            18
Risk Factors Affecting Investments In New York Municipal
Obligations.....................................................          21

PORTFOLIO TRANSACTIONS.................................................   24

DISCLOSURE OF PORTFOLIO HOLDINGS.......................................   27

INVESTMENT RESTRICTIONS................................................   28

  California Tax-Free Money Market Fund................................   28
  Cash Management Fund.................................................   29
  Money Market Fund....................................................   30
  New York Tax-Free Money Market Fund..................................   32
  Tax-Free Money Market Fund...........................................   33
  U.S. Government Money Market Fund....................................   34
  U.S. Treasury Money Market Fund......................................   35
  Diversification Measures.............................................   36
  Percentage and Rating Restrictions...................................   36

PERFORMANCE INFORMATION................................................   37

MANAGEMENT OF THE TRUST................................................   38

  Trustees and Officers................................................   38
  Board of Trustees....................................................   40
  Trustee and Officer Compensation.....................................   42
  Investment Adviser...................................................   43
  Distribution Plans-Class A, Class B, Class C, and Class D Shares
  Only.................................................................   45
  The Distributor......................................................   45
  Administrator and Sub-Administrator..................................   46

  Transfer Agent.......................................................   47
  Custodian............................................................   47
  Fund Accounting Agent................................................   48
  Administrative Services Plan.........................................   48
  Federal Banking Law..................................................   49
  Expenses.............................................................   49
   Proxy Voting........................................................   49

DETERMINATION OF NET ASSET VALUE.......................................   49

PURCHASE OF SHARES.....................................................   50

  Exchange Privilege...................................................   51
  Automatic Investment Plan............................................   52
  Purchases Through a Shareholder Servicing Agent or a Securities
  Broker...............................................................   52
  Contingent Deferred Sales Charge ("CDSC")-Class B Shares.............   53
  Conversion Feature-Class B Shares....................................   53
  Level Load Alternative-Class C Shares................................   53

REDEMPTION OF SHARES...................................................   53

  Systematic Withdrawal Plan...........................................   54
  Redemption of Shares Purchased Directly Through the Distributor......   54
  Check Redemption Service.............................................   55

RETIREMENT PLANS.......................................................   55

  Individual Retirement Accounts.......................................   55
  Defined Contribution Plans...........................................   55
  Section 457 Plan, 401(k) Plan, 403(b) Plan...........................   55

DIVIDENDS AND DISTRIBUTIONS............................................   56

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES..................   56

TAXATION...............................................................   63

  Federal Income Tax...................................................   63
  Distributions in General.............................................   63
  Tax Exempt Income....................................................   63
  Sale Exchange or Redemption of Shares................................   64
  Original Issue Discount/Market Discount..............................   65
  Backup Withholding...................................................   65
  Foreign Shareholders.................................................   65

OTHER INFORMATION......................................................   66

  Capitalization.......................................................   66
  Independent Registered Public Accounting Firm........................   66
  Counsel..............................................................   66
  Code of Ethics.......................................................   66
  Registration Statement...............................................   66
  Financial Statements.................................................   67
  Shareholder Inquiries................................................   67

APPENDIX A: DESCRIPTION OF MUNICIPAL OBLIGATIONS.......................   68

APPENDIX B: DESCRIPTION OF SECURITIES RATINGS..........................   70

APPENDIX C:  HSBC INVESTOR FUNDS PROXY VOTING POLICY...................   74

APPENDIX D: HSBC  INVESTMENTS (USA) INC./HALBIS CAPITAL MANAGEMENT
(USA) INC. PROXY VOTING POLICY.........................................   75

                               GENERAL INFORMATION


      The HSBC Investor California Tax-Free Money Market Fund ("California Tax-Free Money Market Fund"), HSBC Investor Cash Management Fund ("Cash Management Fund"), HSBC Investor Money Market Fund ("Money Market Fund"), HSBC Investor New York Tax-Free Money Market Fund ("New York Tax-Free Money Market Fund"), HSBC Investor Tax-Free Money Market Fund ("Tax-Free Money Market Fund"), HSBC Investor U.S. Government Money Market Fund ("Government Money Market Fund") and HSBC Investor U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") (each a "Fund" and together, the "Funds") are separate series of HSBC Investor Funds (the "Trust"), an open-end management investment company. Each Fund except the New York Tax-Free Money Market Fund is "diversified," within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund has its own distinct investment objectives and policies. Each Fund is described in this Statement of Additional Information ("SAI"). Shares of the Cash Management Fund, Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund are divided into six separate classes, Class A, Class B, Class C , Class D , Institutional Class (the "Class I Shares"), and Class Y (the "Class Y Shares"). Shares of the California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are divided into five separate classes, Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class Y Shares.

      See "Purchase of Shares" for information about the various classes and eligibility to invest therein.




                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

      The following  information  supplements  the  discussion of the investment
objective,   policies,   and  risks  of  each  Fund  in  the  Funds'  prospectus
("Prospectus").

      Each Fund covered by this SAI is a money market fund that follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share. There is no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. In addition, there can be no assurance that the investment objective of a Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of a Fund are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

      The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

      The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, in obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and California personal income taxes ("California Municipal Obligations"). This policy is fundamental and may not be changed without shareholder approval. In determining the tax status of interest on California Municipal Obligations, the Adviser relies on opinions of bond counsel, who may be counsel to the issuer of those obligations.

      The Fund may invest in high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper), fixed rate and variable rate obligations, and participation interests issued by banks, insurance companies or other financial institutions with respect to California Municipal Obligations.

      Although under normal circumstances, the Fund will invest 80% of its net assets in California Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable California Municipal Obligations are not available for investment, the Fund may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from federal income tax but is subject to California State personal income taxes. The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California State personal income taxes or the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.

      The Fund may invest up to 20% of its assets in participation interests issued by banks in industrial development bonds and other municipal obligations. In view of this possible "concentration" in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. See "Variable Rate Instruments and Participation Interests" in the Investment Techniques section below.

      All investments on behalf of the Fund (i.e., 100% of the Fund's investments) mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund's portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, although the stated maturities may be in excess of 397 days. See "Variable Rate Instruments and Participation Interests" in the Investment Techniques section below.

      As a fundamental policy, the investments of the Fund are made primarily (i.e., at least 80% of its assets under normal circumstances) in:

      (1) Municipal bonds with remaining maturities of 397 days or less that at the date of purchase are rated Aaa or Aa by Moody's Investors Service, Inc. ("Moody's"), AAA or AA by Standard & Poor's Rating Services ("Standard & Poor's") or AAA or AA by Fitch, Inc. ("Fitch") or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust on the basis of a credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interest;

      (2) Municipal notes with remaining maturities of 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any or these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust (The principal kinds of municipal notes are tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund's investments may be concentrated in municipal notes of California issuers.); and

      (3) Municipal commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody's, A-1 +, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by or on behalf of the Board of Trustees of the Trust. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

      Since the Fund will invest its assets in the obligations of a limited number of issuers located in California, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a geographically more diversified investment company would be. The Fund may also invest 25% or more of its assets in obligations that are related in such a way that an economic, business or political development or change affecting one of the obligations would also affect the other obligations including, for example, obligations the interest on which is paid from revenues of similar type projects.



HSBC INVESTOR CASH MANAGEMENT FUND

      The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

      The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of

90 days or less, and repurchase agreements with respect to such obligations. Examples of these instruments include:

      - bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

      -     time  deposits:   non-negotiable   deposits  maintained  in  banking
            institutions for specified periods of time and stated interest rates

      - bankers' acceptances: negotiable drafts or bills of exchange that have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

      - prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

      - corporate obligations: high-grade, short-term corporate obligations (other than prime commercial paper).

      -     municipal obligations: high-grade, short-term municipal obligations.

      - government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities.

      - repurchase agreements: collateralized by U.S. Treasury or U.S. Government agency obligations.

      The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

HSBC INVESTOR MONEY MARKET FUND

      The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

      The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations. Examples of these instruments include:

      - bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

      -     time  deposits:   non-negotiable   deposits  maintained  in  banking
            institutions for specified periods of time and stated interest rates.

      - bankers' acceptances: negotiable drafts or bills of exchange that have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

      - prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

      - corporate obligations: high-grade, short-term corporate obligations (other than prime commercial paper).

      -     municipal obligations: high-grade, short-term municipal obligations.

      - government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities.

      - repurchase agreements: collateralized by U.S. Treasury or U.S. Government agency obligations.

      The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

      The Money Market Fund may invest without limit in the banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in such industry justify any additional risks associated with the concentration of the Fund's assets in the industries.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

      The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

      The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, in obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes ("New York Municipal Obligations"). This policy is fundamental and may not be changed without shareholder approval. In determining the tax status of interest on municipal obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

      Although under normal circumstances, the Fund will invest at least 80% of its net assets in New York Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Fund may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from federal income tax but is subject to New York State and New York City personal income taxes. The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.

      The Fund may invest more than 25% of its assets in participation interests issued by banks in industrial development bonds and other municipal obligations. In view of this possible "concentration" in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. See "Investment in the Banking Industry" in the Investment Techniques section below.

      All investments on behalf of the Fund (i.e., 100% of the Fund's investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund's portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, although the stated maturities may be in excess of 397 days. See "Variable Rate Instruments and Participation Interests" in the Investment Techniques section below.

      As a fundamental policy, the investments of the Fund are made primarily (i.e., at least 80% of its assets under normal circumstances) in:

      (1) Municipal bonds with remaining maturities of 397 days or less that at the date of purchase are rated Aaa or Aa by Moody's Investors Service ("Moody's"), AAA or AA by Standard & Poor's Rating Services ("Standard & Poor's") or AAA or AA by Fitch, Inc. ("Fitch") or, if not rated by any of these rating' agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust on the basis of a credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interest;

      (2) Municipal notes with remaining maturities of 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any or these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust (The principal kinds of municipal notes are tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund's investments may be concentrated in municipal notes of New York issuers.); and

      (3) Municipal commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by or on behalf of the Board of Trustees of the Trust. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

      As a non-diversified fund, the Fund is not subject to the general restrictions under the 1940 Act with respect to limiting the amount of the Fund's assets that may be invested in any one issuer; however, as a money market fund, the Fund is subject to certain diversification requirements under Rule 2a-7. Since the Fund may invest a relatively high percentage of the Fund's assets in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a diversified investment company would be. The Fund may also invest 25% or more of its assets in obligations that are related in such a way that an economic, business or political development or change affecting one of the obligations would also affect the other obligations including, for example, obligations the interest on which is paid from revenues of similar type projects, or obligations the issuers of which are located in the same state.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

      The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

      The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval.

      The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P- 1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

      The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

      The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commitments to purchase such obligations, and repurchase agreements collateralized by such obligations. This policy is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days' notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

      All investments on behalf of the Fund (i.e., 100% of the Fund's investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are subject to repurchase agreements with recognized securities dealers and banks.

      The Fund invests in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the "full faith and credit" of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association ("FNMA"), and (iii) obligations of the Federal Farm Credit Bank, respectively.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

      The investment objective of the Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

      Under normal circumstances, the Fund is required to invest at least 80% of its net assets, plus any borrowings for investment purposes, in direct obligations of the U.S. Treasury which have remaining maturities not exceeding thirteen months. This policy is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days' notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The Fund's current policy is to invest exclusively in obligations of the U.S. Treasury.

      The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the U.S. Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable U.S. Government security, have a maturity of up to one year and are issued on a discount basis. The Fund may not enter into loans of its portfolio securities, nor may the Fund invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. The Fund will not invest in repurchase agreements.

QUALIFYING AS A REGULATED INVESTMENT COMPANY

      The Trust intends to qualify each Fund as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify under current law, at the close of each quarter of each Fund's taxable year, at least 50% of the Fund's total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund's total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies.

                              INVESTMENT TECHNIQUES

      Each Fund invests in a variety of securities and in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) employs a number of investment techniques. Each security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds as indicated in the table, and the main risks associated with those techniques.


      The Funds indicated in the table for each investment technique indicated below are those to which the section of disclosure is directly relevant. For the purposes of this section, the California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund are collectively referred to as "Tax-Free Money Market Funds." Generally, if a particular investment type or technique is not indicated as being applicable to particular Funds, the risks of such investments will not be material to the investment strategies employed by such Funds, although the omission of a Fund from a particular technique does not necessarily imply that such Fund is prohibited from the use of such technique in all circumstances

                                                             Money Market         U.S.          U.S.
                                                               Fund and        Government     Treasury        Tax-Free
                                                                 Cash            Money          Money           Money
                                                              Management         Market        Market          Market
TYPE OF INVESTMENT OR TECHNIQUE                                  Fund             Fund          Fund            Funds
-------------------------------                                  ----             ----          ----            -----
Foreign Securities                                                 X
Illiquid Investments, Rule 144A Securities, and Section
  4(2) Securities                                                  X               X                              X
Investments in Other Investment Companies                          X               X              X               X
Lending of Portfolio Securities                                    X               X                              X
Municipal Obligations                                                                                             X
Obligations of Personal and Business Credit Institutions           X                                              X
Participation Interests                                                                                           X
Repurchase Agreements                                              X               X                              X
Municipal Obligations
Selection of Money Market Investments                              X               X              X               X
Sovereign and Supranational Debt Obligations                       X
Stand-by Commitments                                                                                              X
Taxable Securities Considerations                                                                                 X
U.S. Government Securities                                         X               X              X               X
Variable Rate Instruments and Participation  Interests                                                            X
When-Issued Municipal Obligations                                                                                 X


FOREIGN SECURITIES

      The Cash Management Fund and Money Market Fund may invest in securities of foreign issuers. Such investments by the Money Market Fund and Cash Management Fund may only be in, without limit, U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

      Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES


      All Funds may invest up to 10% of their net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.


      The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVESTMENT IN OTHER INVESTMENT COMPANIES


      Each Fund may invest in securities issued by other investment companies. Such securities will be acquired by a Fund within the limits prescribed by the 1940 Act, which generally include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities. Certain Funds have investment restrictions which limit there ability to invest in other investment companies. (See "Investment Restrictions" for a description of such limitations.) Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. A Fund may not invest more than 5% of its total assets in the securities of any one investment company.


      The Trust may, in the future, seek to achieve any Fund's investment objective by investing all of a Fund's assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the investment advisory contract for a Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of a Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

LENDING OF PORTFOLIO SECURITIES


      The Funds (except for the U.S. Treasury Money Market Fund) may each lend portfolio securities in an amount up to 33 1/3% of the Fund's net assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities earn income for a Fund and are collateralized by cash, cash equivalents or U.S. government securities. A Fund might experience a loss if the financial institution defaults on the loan. The borrower at the initiation of the loan must deposit with a Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities, and then must continue to make deposits as necessary to maintain collateral of at least 100% of the value of the loaned securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, a Fund must terminate the loan and vote the securities. Alternatively, a Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. A Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MUNICIPAL OBLIGATIONS

The Tax-Free Money Market Funds seek their investment objectives by investing primarily in short-term, high quality, fixed rate and variable rate obligations issued by a state, territory or possession of the United States, and their authorities, agencies, political subdivisions and instrumentalities and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. (Such obligations whether or not the interest thereon is subject to the federal alternative minimum tax, are referred herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

OBLIGATIONS OF PERSONAL AND BUSINESS CREDIT INSTITUTIONS (BANKING INDUSTRY)

      The Money Market Fund, Cash Management Fund and the Tax-Free Money Market Funds may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in those industries justify any additional risks associated with the concentration of the Fund's assets in those industries. The Money Market Fund, Cash Management Fund, Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser's knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by a Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund.

PARTICIPATION INTERESTS

      The Tax-Free Money Market Funds may purchase participation interests from banks in all or part of specific holdings of Municipal Obligations. Each of these Funds have the right to sell the participation interest back to the bank and draw on the letter of credit or guarantee for all or any part of the full principal amount of the participation interest in the security, plus accrued interest. In some cases, these rights may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. Each of the California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund will not invest more than 5% of its assets in participation interests. The California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund have no current intention of purchasing any participation interests in the foreseeable future.


REPURCHASE AGREEMENTS


      The Funds (except the U.S. Treasury Money Market Fund) may invest in repurchase agreements. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to a Fund's custodian bank either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. A Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of a Fund's assets in repurchase obligations are designed to minimize the Fund's risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

      The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time a Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Funds have each adopted and follow procedures which are intended to minimize the risks of repurchase agreements. For example, each Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

      All repurchase agreements entered into by the Funds are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust's Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

SELECTION OF MONEY MARKET INVESTMENTS

      The Funds invest in fixed income securities. The value of the fixed income securities in a Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although each Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

      The Funds (except the U.S. Treasury Money Market Fund) may each invest in bank certificates of deposit and bankers' acceptances and, with respect to the Money Market Fund only, time deposits issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and the Prospectus supplemented.

      Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

      Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Funds will each attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Funds will each also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by a Fund, may result in frequent changes in the Fund's portfolio. Portfolio turnover may give rise to taxable gains. The Funds do not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

      The Money Market Fund and Cash Management Fund may each invest in sovereign and supranational debt obligations. To the extent the Money Market Fund or Cash Management Fund invest in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

STAND-BY COMMITMENTS

      The Tax-Free Money Market Funds may invest in stand-by commitments. When a Fund purchases municipal obligations it may also acquire stand-by commitments from banks with respect to such municipal obligations. The Tax-Free Money Market Funds also reserve the right, and may in the future, subject to receipt of an exemptive order pursuant to the 1940 Act, acquire stand-by commitments from broker-dealers. There can be no assurance that such an order will be granted. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at a Fund's option a specified municipal obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired for a Fund with respect to a particular municipal obligation held for it.

      Each of the Tax-Free Money Market Funds intend to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Tax-Free Money Market Funds to be fully invested in municipal obligations, and to the extent possible municipal obligations, while preserving the necessary liquidity to purchase municipal obligations on a "when-issued" basis, to meet unusually large redemptions and to purchase at a later date municipal obligations other than those subject to the stand-by commitment.

      The amount payable to a Fund upon the exercise of a stand-by commitment normally is (1) the acquisition cost of the municipal obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the underlying municipal obligation is valued at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying municipal obligation. Stand-by commitments are valued at zero for purposes of computing the net asset value per share of a Fund.

      The stand-by commitments that a Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the municipal obligations at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and the fact that the maturity of the underlying Municipal Obligation will generally be different from that of the commitment.

TAXABLE SECURITIES CONSIDERATIONS


      Although the Tax-Free Money Market Funds will normally invest at least 80% of their net assets in tax exempt obligations, each Fund may invest up to 20% of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax, under any one or more of the following circumstances: (a) pending investment of proceeds of sales of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions.

      In addition, each of the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund may temporarily invest more than 20% of its assets in such taxable securities when, in the opinion of the Adviser, it is advisable to do so because of adverse market conditions affecting the market for municipal obligations. The kinds of taxable securities in which New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund's assets may be invested are limited to the following short-term, fixed income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. Government or its agencies, instrumentalities or authorities; (2)
commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), A-l+, A-1 or A-2 by Standard & Poor's Rating Services ("Standard & Poor's") or F-1+, F-1 or F-2 by Fitch, Inc. ("Fitch"); (3) certificates of deposit of domestic banks with assets of $1 billion or more; and (4) repurchase agreements with respect to municipal obligations or other securities which the Funds are permitted to own. Under circumstances where the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund's assets may be invested in taxable securities, the Funds may be invested in municipal obligations which are subject to the alternative minimum tax.

U.S. GOVERNMENT SECURITIES


      The Funds may each invest in U.S. Government Securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. The U.S. Treasury Money Market Fund invests only in obligations of the U.S. Treasury and therefore may not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.


      Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

      The Tax-Free Money Market Funds may each invest in variable rate instruments, which provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

      Investments in floating or variable rate securities normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

      Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund's yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument's yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. The value of these instruments may be more volatile than other floating rate municipal obligations.

      Certain floating or variable rate obligations that may be purchased by the Tax-Free Money Market Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

      The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.


"WHEN-ISSUED" MUNICIPAL OBLIGATIONS


      The Tax-Free Money Market Funds may each invest in "when-issued" municipal obligations. New issues of municipal obligations may be offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time a Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time a Fund commits to purchase the "when-issued" or "forward delivery" municipal obligation and the time delivery and payment are made, the "when-issued" or "forward delivery" municipal obligation is treated as an asset of the Fund and the amount which the Fund is committed to pay for that municipal obligation is treated as a liability of the Fund. No interest on a "when-issued" or "forward delivery" municipal obligation is accrued for a Fund until delivery occurs. Although the Tax-Free Money Market Funds only make commitments to purchase "when-issued" or "forward delivery" municipal obligations with the intention of actually acquiring them, each Fund may sell these obligations before the settlement date if deemed advisable by the Adviser.

      Purchasing municipal obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" or "forward delivery" municipal obligation may have a lesser (or greater) value at the time of settlement than a Fund's payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the "when-issued" or "forward delivery" municipal obligation before the settlement date or if a Fund sells other obligations from the Fund's portfolio in order to meet the payment obligations, a Fund may realize a capital gain, which is not exempt from federal or state income taxation.

      Municipal obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a "when-issued" or "forward delivery" basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time a Fund enters into a transaction on a "when-issued" or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the "when-issued" or "forward delivery" commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, a Fund's obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than a Fund's payment obligations).


                              SPECIAL RISK FACTORS

RISK FACTORS AFFECTING INVESTMENTS IN CALIFORNIA MUNICIPAL OBLIGATIONS

      The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State's Department of Finance and State's Treasurer's Office. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information, and such information will not be updated during the year. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California.


      Investments in California Municipal Obligations may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.


      With a gross state product in excess of $1 trillion, California's economy is the largest state economy in the United States. In addition to its size, California's economy is diverse, with no industry sector accounting for more than one-quarter of the State's output. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, entertainment, real estate and financial services, and may be sensitive to economic factors affecting those industries.

      The California and national economies got off to fast starts in 2006, but declining housing sectors increasingly weighed on the economies as the year progressed. Economic data for October and November suggest that the fourth quarter will be the low point for national economic growth in 2006. While on the whole, 2006 was a better year than 2005 for the state and national economies, neither economy will be going into 2007 with much momentum.

      Economic growth will likely be modest in the first half of 2007, and unemployment could increase slightly. The second half of the year should bring better growth as state and national housing sectors begin to pull out of their downturns. Both economies should improve further in 2008.

      The major risks to this outlook are a longer, deeper housing slump and higher mortgage rates, either of which could test consumer confidence.

      The  outlook  for the  national  economy  is slowing  growth.  Real GDP is projected  to grow 2.4 percent in 2007 and 2.9  percent in 2008,  as compared to
3.3 percent in 2006. Nonfarm payroll employment is forecast to increase 1.1 percent in 2007 and 1.2 percent in 2008, as compared to 1.4 percent in 2006.

      Two sectors of the economy are primarily responsible for the expected slowdown in real GDP growth in 2007-the housing sector and light vehicle manufacturing. The downturn in the nation's housing sector is by far the more important. Declines in residential construction reduced real GDP growth by 0.7 percentage points in the second quarter of 2006 and 1.2 percentage points in the third quarter, pulling real GDP growth below 3 percent in both quarters. Cuts in residential construction are expected to lop off about 1 to 1.2 percentage points in real GDP growth in the fourth quarter of 2006 and the first quarter of 2007. The drag of residential construction on real GDP growth is expected to diminish in the second quarter of 2007 and then contribute to real GDP growth in the second half of 2007 and in all of 2008.

      The slowdown in the nation's housing sector is now evident in almost every measure of the sector. The value of new residential construction fell 10 percent from March 2006 to October 2006. Housing starts declined 28 percent from their peak in June 2005, and housing permits 31 percent from their October 2005 peak. New home sales fell 25 percent from October 2005 to October 2006 and existing home sales by 12 percent. The median price of existing homes sold fell about 4 percent over that period, while the median price of new homes, without adjustment for buyer incentives, rose about 6 percent. If buyer incentives were subtracted from the prices of new homes, the median new home price in October would likely be down from the year-ago price. Light vehicle sales dropped sharply in October and November, and automakers responded by making production cuts, some of them extending through the first half of 2007.

      Other sectors of the economy may experience some slowdown in growth, but most are expected to hold up quite well in 2007, the most important being consumer spending. Growth in consumer spending slowed in the second and third quarters of 2006. Some of this slowdown was directly due to the housing downturn: growth in spending on home furnishings and appliances fell sharply in the second and third quarters as home sales dropped, for example. But most of the housing sector's effect on consumer spending was indirect-the result of cutbacks in spending by workers in the housing sector and closely related industries whose incomes were reduced. Thus consumer spending is expected to continue growing at a rate somewhat higher than that of economic output. There is little evidence that consumers have cut back their spending because reduced home price gains or price declines have made them feel less well off.

      Two sectors are expected to grow considerably quicker than real GDP in 2007 and 2008: exports and investment in equipment and software by business. Exports will benefit from the declining dollar, and the improved economies of many of the nation's major trading partners. Investment in equipment and software will be boosted by the strong profit gains of recent years and growing capacity constraints many industries.

      Rising energy prices pushed up general inflation in 2006 but are expected to be more stable in 2007 and 2008, resulting in lower general inflation. The improvement in inflation and relatively modest output growth in 2007 will likely keep Federal Reserve inflation hawks at bay. In fact, the Federal Reserve is expected to cut short-term interest rates three times in 2007 to ensure that the slowdown in economic growth does not turn into something worse.

      While the outlook is for slower, but still positive growth, the major risk for even slower growth would be if there is a longer and deeper decline in housing and higher mortgage rates.

      Like the national economy, the outlook for the California economy is also slowing growth, with Personal income projected to grow only 5.7 percent in 2007 and 5.4 percent in 2008, as compared to 6.6 percent in 2006. Nonfarm payroll employment is forecast to increase 1.2 percent in 2007 and 1.6 percent in 2008, as compared to 1.8 percent in 2006.

      As in the nation as a whole, a downturn in the state's housing sector is primarily behind the slowing of the California economy in the second half of 2006. A second, but considerably smaller, factor is reduced light vehicle sales.

      The state's housing sector has turned down more sharply than has the national housing sector. The number of new permits issued in the first ten months of the year was 21 percent below the year-ago level. Sales of existing single-family detached homes were down almost 30 percent in October from the year-ago level, and new home sales were down 21 percent. Price gains have moderated considerably, and some counties, including six of the nine Bay Area counties, have experienced year-over-year price declines. The number of foreclosures in the third quarter of 2006 was more than double the year-earlier level. Residential permits are projected to fall again in 2007 before rebounding in 2008.

      California participated in the decline in auto sales in October and November. In fact, sales in the state were described as especially weak in news reports.

      A number of measures of the  California  economy,  while  showing signs of
slowing,  are  quite  strong-personal  income,  taxable  sales,   private-sector
nonresidential and public works construction, and state exports.

      According to the U.S. Bureau of Economic Analysis, personal income-income received by California residents from all sources-was up 6.6 percent from a year earlier and wages and salaries 7.6 percent in the first three quarters of 2006. Both are growing considerably quicker than in 2005. Personal income posted a 5.4 percent gain in 2005 as a whole, for example. But, for both measures, the gain was strongest in the first quarter and then shrank as the year proceeded. This pattern is consistent with news reports that 2005 bonuses were large in financial services, some high-tech industries, and durable goods manufacturing. Personal income is expected to benefit in 2007 from large bonuses on work done in 2006, as well as increased equity-related compensation.

      Statewide taxable sales were more than 7 percent above their year-ago level in the first half of 2006, consistent with the strong gain in wages and salaries in that period.

      Private-sector nonresidential construction was strong again in 2006 with large gains in office, hotel and motel, and parking garage construction and alterations and additions. Work on the new Bay Bridge helped public works construction surge by over 20 percent in 2006. Private sector nonresidential construction is expected to post high single-digit percentage gains and public works construction, mid-to high single-digit percentage gains in 2007and 2008.

      Made-in-California merchandise exports were almost 11 percent higher than a year earlier in the first three quarters of 2006 and should easily set a new record in 2006. Gains in exports to mainland China and Mexico dwarfed those to other destinations. High-tech exports grew, but not as quickly as total exports.

      For the first 10 months of 2006, job growth was about the same as in 2005. Smaller job gains in retail trade, construction, and financial activities were offset by bigger job gains in leisure and hospitality, government, and professional and business services.

      The state's unemployment rate dropped from an average of 5.8 percent in the first ten months of 2005 to 5.1 percent in the first ten months of 2006, as the number of unemployed persons fell below 900,000 for the first time in five years.

      While the outlook is for slower, but still positive growth, the major risk for even slower growth would be if there is a longer and deeper decline in housing and higher mortgage rates. California's economy, like those of other states with expensive housing, is particularly sensitive to changes in interest rates. A jump in mortgage rates would raise payments for home owners with adjustable rate mortgages and come at the same time as the first wave of refinancing of the various five-year balloon mortgages.

      As the fifth year of economic expansion comes to a close, the national and California economies are facing increased risks. Slower growth, stable energy prices, moderating inflation, and stable to lower interest rates might be the best possible outcome in the near-term.

      California's ratings have improved significantly in recent years. Fitch upgraded $38.5 billion in California's general obligation bonds on June 9, 2006 from A to A+. Fitch cited California's continuing economic recovery, strong revenue performance, and continued progress in reducing fiscal imbalances. Also affected by the upgrade were the Veterans general obligation bonds and the state's lease-revenue bonds.

      Standard & Poor's raised California's general obligation (GO) bond rating to A+ from A on May 17, 2006. S&P based the upgrade on California's "strong economic growth in almost all sectors," and its recent revenue surge, which led to a higher than expected general fund balance, and reduced the State's structural deficit to an estimated $2.5 billion in fiscal year 2007-08. In addition, S&P raised its ratings on the State's lease-revenue supported debt to A from A-.

      Also in May, 2006, Moody's Investors Service upgraded California's general obligation (GO) bonds to A1 from A2. Moody's cited the State's strong economy and increased tax revenues. The upgrade affected approximately $38.3 billion of outstanding state GO bonds, $6.5 billion of General Fund supported lease revenue bonds and judgment obligations, and $3.2 billion of General Fund-enhanced tobacco settlement bonds.


      There can be no assurance that such ratings will be maintained in the future. The State's credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of the State's general obligation bonds, as well as notes and bonds issued by California's public authorities and local governments. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Further, downgrades can negatively impact the marketability and price of securities in the Fund's portfolio.

      The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.


      Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

      Additional information can be found on the website of the Department of Finance of the State of California at http://www.dof.ca.gov/.

RISK FACTORS AFFECTING INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

      The Trust intends to invest a high proportion of the New York Tax-Free Money Market Fund's assets in New York municipal obligations. The summary set forth above is included for the purposes of providing a general description of New York State and New York City credit and financial conditions, and does not purport to be complete. The information is derived from sources that are generally available to investors, and such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the accuracy or completeness of such information, and such information will not be updated during the year. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in the Fund's concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of New York issues with the yield of a more diversified portfolio including out-of-state issues before making an investment decision. The Adviser believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality municipal obligations, including participation interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is somewhat insulated from the credit risks that may exist for long-term New York municipal obligations.

      Subject to the fundamental policy, the New York Tax-Free Money Market Fund may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). If the Trust invests on behalf of the New York Tax-Free Money Market Fund in taxable securities, such securities will, in the opinion of the Adviser, be of comparable quality and credit risk with the Municipal Obligations described above.

      New York State and other issuers of New York Municipal Obligations have historically experienced periods of financial difficulties which have caused the credit ratings of certain of their obligations to be downgraded by certain rating agencies. Recurrence of such financial difficulties could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. There can be no assurance that credit ratings on obligations of New York State and New York City and other New York Municipal Obligations will not be downgraded further.

      The State's economic expansion entered its fourth year in September 2006, with State employment, personal income, and wages all experiencing solid growth. The momentum of the State's expansion appears to have peaked, however, and the Division of Budget (DOB) forecast for the next four years predicts more moderate rates of economic growth.

      The State's strong income performance in 2006, was due in large part to significant increases in finance and insurance sector bonus growth, a strong real estate market and substantial stock market gains. These trends have translated into continuing strong growth in State tax revenues. If current estimates are correct, annual growth in tax receipts will approach nearly 12 percent in the current fiscal year, after factoring the impact of law changes. The extraordinary rates of underlying growth are expected to moderate in future years consistent with projected economic growth. In addition, receipts growth will be reduced by already enacted tax reductions.

      The net General Fund surplus is projected at $1.5 billion in the current year, $451 million higher than the Mid-Year Update. Strength in tax collections, attributable especially to continued economic growth in the financial services, real estate, and construction sectors, has led DOB to raise its General Fund tax receipts forecast for the current year by over $500 million. This growth is partially offset by a delayed payment of $175 million from the New York Power
Authority that is now expected to be received in 2007-08, and other modest revenue revisions. A planned $428 million payment from New York City also remains at risk, but is expected by the end of the current fiscal year.

      Many complex political, social, and economic forces influence the State's economy and finances unpredictably from fiscal year to fiscal year. Forecast of national and State economic activity have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and State economies.

      Although it appears that the Federal Reserve has successfully managed a soft landing and that the U.S. economy will avoid a near-term recession, considerable risk remain. As always, any forecast of New York State's economic performance is contingent upon the absence of severe shocks to the economy. Unpredictable events such as a major terrorist attack remain the biggest risk to continued economic expansion. Such a shock could impair economic growth in many ways, such as causing a plunge in consumer confidence, the stock market, investment spending by firms, or impairing the transportation of goods and services, or causing a large spike in oil prices. A severe and extended downturn could easily materialize from such shocks.

      A more severe downturn than anticipated in the housing market could derail the national economy from its predicted path. The additional weakness emanating from the housing and manufacturing sectors could result in lower job and income growth than expected, which in turn would produce lower than expected growth in household spending. A more abrupt increase in energy prices could reduce the ability of consumers and businesses to spend on non-energy related items. Such cutbacks could make firms behave even more cautiously and reduce business capital spending. Persistently high energy prices also raise the possibility that inflationary expectations could ratchet higher, causing the Federal Reserve Board to revert back to a tightening of monetary policy. Higher interest rates would, in turn, further exacerbate the slowdown and raise the likelihood of a recession.

      A sharp reduction in the inflow of foreign funds could produce new inflationary pressures by weakening the U.S. dollar, which might also cause the Federal Reserve to resume monetary tightening. Such a development might also produce an imbalance in the market for U.S. Treasury securities, causing long-term rates to rise higher than expected in order to fund the Federal budget deficit; higher than anticipated Federal spending on the Iraq war could have a similar effect. An increase in interest rates could, in turn, induce households to increase the personal saving rate, resulting in even further cutbacks in consumer spending. This risk would only be exacerbated by lower than expected equity or housing prices, particularly if the anticipated easing of home prices happens suddenly rather than gradually, as expected. Again, lower consumption growth could weaken expected future corporate profits and, in turn, lower employment and investment growth.

      On the other hand, lower than expected inflation, perhaps as a result of an even greater drop in the price of oil or more modest growth in unit labor costs, possibly due to slower growth in wages or stronger productivity growth, could induce the Federal Reserve to reduce its short-term interest rate target, resulting in stronger consumption and investment growth than projected. A more rapid increase in export growth due to either a weakened dollar or faster global growth could generate a somewhat stronger increase in total output than expected. Moreover, stronger employment growth could result in higher real wages, supporting faster growth in consumer spending than currently anticipated.

      In addition to the risks described above for the national forecast, there are risks specific to New York State. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is currently forecast. Higher energy prices and the potential for greater pass-through to core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could tighten one more time. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State's real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple though the economy, affecting both employment and wages.

      In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher than projected wage and bonuses growth. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

      Existing labor contracts with all of the State's major employee unions expire at the end of 2006-07 (United University Professionals will expire on July 1, 2007). New York State's 2007-2008 financial plan does not set aside any reserves for future collective bargaining agreements in 2007-08 or beyond. Each future one percent salary increase would cost roughly $86 million annually in the General Fund and $134 million in All Funds.

      The State's projections for 2006-07 and beyond assume approximately $450 million annually in receipts that are the subject of ongoing negotiations between the State and New York City. Actual receipts in 2005-06 were $450 million below planned levels, which the State recovered on a cash-basis by reducing spending for State aid to the City for reimbursement of CUNY costs.

      The Office of the Inspector General (OIG) of the United States Department of Health and Human Services is conducting six audits of aspects of New York State's School Supportive Health Services program with regard to Medicaid reimbursement. The audits cover $1.4 billion in claims submitted between 1990 and 2001. To date, OIG has issued four final audit reports, which cover claims submitted by upstate and New York City school districts for speech pathology and transportation services. The final audits recommend that the Centers for Medicare and Medicaid Services (CMS) disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, $436 million of the $551 million in claims submitted for New York City speech pathology services, and $96 million of the $123 million for New York City transportation services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn. If the recommended disallowances are not withdrawn, the State expects to appeal.

      While CMS has not taken any action with regard to the disallowances recommended by OIG, CMS is deferring 25 percent of New York City claims and 9.7 percent of claims submitted by the rest of the State, pending completion of the audits. Since the State has continued to reimburse school districts for certain costs, these Federal deferrals are projected to drive additional spending of roughly $50 million annually, which has been reflected in the State's Financial Plan.

      On January 18, 2007, the Centers for Medicare and Medicaid Services (CMS) issued a proposed rule that, if implemented, would significantly curtail Federal Medicaid funding to public hospitals (including New York City's Health and Hospital Corporation - HHC) and institutions and programs operated by both the State Office of Mental Retardation and Developmental Disabilities and the State Office of Mental Health. The rule seeks to restrict State access to Federal Medicaid resources. The provision replacing prospective reimbursement with cost-based methodologies would have the most significant impact on New York's health care system.

      The proposed rule could go into effect as soon as September 2007. It is estimated the rule could result in the loss of $350 million annually in Federal funds for HHC and potentially larger losses in aid for the State Mental Hygiene System.

      The states affected by the regulations are expected to challenge their adoption on the basis that CMS is overstepping its authority and ignoring the intent of Congress. In recent years, the Congress has rejected similar proposals in the President's budget.

      As of February 2005, S&P had given New York State's general obligation bonds a rating of AA, Moody's had given the State's general obligation bonds a rating of Aa3 and Fitch had given the bonds a rating of AA-. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the New York Tax-Free Money Market Fund invests.

      For further information concerning New York Obligations, see the Annual Information Statement (AIS), and any updates and supplements thereto. A copy of the AIS (and any updates and supplements thereto), is available on the New York
Division      of      the      Budget's       ("DOB")      internet      website
(http://www.budget.state.ny.us/) or by contacting the New York Division of the Budget. New York State's Financial Plan, including the economic forecast for 2006-07, detailed forecasts for New York State receipts, and the proposed Capital Program and Financing Plan for the 2005-2006 through 2009-10 fiscal years are available on the New York State Division of the Budget's website at www.budget.state.ny.us. In addition to this information, the Office of the State Comptroller prepares the State's annual financial statements and comprehensive annual financial report. Copies of both documents may be obtained by contacting the Office of the State Comptroller, or on their website at www.osc.state.ny.us.

                             PORTFOLIO TRANSACTIONS

      Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for each Fund primarily consists of dealer spreads and underwriting commissions. The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for each Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund's shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for a Fund with a broker-dealer affiliate of the Adviser.

      The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

      Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser, the Trust or BISYS Fund Services are prohibited from dealing with a Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or BISYS Fund Services may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.


      As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the broker-dealer's respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.


      The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published proposed interpretative guidance that would tighten existing standards concerning the types of expenses that qualify for the
Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.


      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by a Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided such Research.

      Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Funds' ability to participate in volume transactions will produce better executions for the Funds.

      The Board of Trustees has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

      Since  the  Funds  invest  primarily  in  fixed-income  securities,  it is anticipated  that  most  purchases  and  sales  will be with the  issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

      In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.

      During the last fiscal year ended October 31, 2006, the Funds acquired securities issued by their regular broker or dealers, or their parent companies, as follows. The following shows the aggregate holdings of the securities of each such issuer as of October 31, 2006. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust's portfolio transactions during the its most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust's most recent fiscal year.)

--------------------------------------------------------------------------------
                                                                U.S. Government
                                         Money Market Fund     Money Market Fund
--------------------------------------------------------------------------------
Citigroup                                  $219,302,630
--------------------------------------------------------------------------------
Lehman Brothers                                                  $100,000,000
--------------------------------------------------------------------------------
Morgan Stanley                                                   $558,395,000
--------------------------------------------------------------------------------
Goldman Sachs & Co.                        $100,000,000          $350,000,000
--------------------------------------------------------------------------------
J.P. Morgan                                 $40,007,182
--------------------------------------------------------------------------------
State Street Bank & Trust Co.              $225,000,000
--------------------------------------------------------------------------------
Key Bank/McDonald Investment               $223,356,000
--------------------------------------------------------------------------------
Merrill Lynch                              $174,997,082
--------------------------------------------------------------------------------
Bank of America Securities                 $239,640,633
--------------------------------------------------------------------------------
Bear Sterns                                $198,059,223
--------------------------------------------------------------------------------
Societe Generale                           $170,000,000
--------------------------------------------------------------------------------

      The California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, did not acquire any securities issued by the Funds' regular brokers, dealers, or their parent companies.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Board of Trustees of the Trust has adopted a policy and procedures relating to disclosure of the Trust's portfolio securities (the "Policy"). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust's operation or useful to the Trust's shareholders without compromising the integrity or performance of the Trust.

      Pursuant to applicable law, the Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

      These reports are also available, free of charge, on the Trust's website at www.investorfunds.us.hsbc.com. The Trust's website also provides information about each Fund's top 10 holdings, sector holdings and other characteristics data as of the end of the most recent calendar quarter. This information on the website is provided with a lag of at least 60 days and is available until updated as of the next fiscal quarter. The information on the Trust's website is publicly available to all categories of persons.

      The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of each fiscal quarter with the Adviser and other service providers to the Trust (including the Trust's custodian; the Trust's sub-administrator, BISYS; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Morningstar, Lipper, and Bloomberg. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust's officers may authorize disclosure of the Trust's holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

      The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to fund counsel and the Chief Compliance Officer ("CCO"). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

      Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper, Morningstar, Bloomberg and Standard & Poor's Rating Services.

      No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

      Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Funds may disclose their holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a "Material Compliance Matter" as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board of Trustees.

                             INVESTMENT RESTRICTIONS

      The Trust, with respect to each Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund, which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

                      CALIFORNIA TAX-FREE MONEY MARKET FUND

      As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

      1. invest, under normal circumstances, less than 80%; of the value of its assets in investments that derive income which is exempt from both federal income tax and the income tax of California;

      2. borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities); for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below;

      3. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

      4. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling a portfolio security for the Fund;

      5. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction
(4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      6. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

      7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

      8. write, purchase or sell any put or call option or any combination thereof;

      9. invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days); provided, however, that this Investment Restriction shall not apply to (a) any security if the holder thereof is permitted to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such security or by tendering or "putting" such security to a third party, or (b) the investment by the Trust of all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund; and

      10. make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes).

      For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 9.

      For purposes of the investment restrictions described above and the non-fundamental restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable rules of the Securities and Exchange Commission, be considered a separate security and treated as an issue of such government, other entity or bank.

      The Trust on behalf of the Fund does not, as a matter of non-fundamental operating policy:

      1. sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

      2. invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the Securities and Exchange Commission.

      CASH MANAGEMENT FUND

      As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

      1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

      2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

      3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

      4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      5. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

      6. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

      7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

      8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

      9. sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

      10 taken together with any investments described in Investment Restriction
(12) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

      11. write, purchase or sell any put or call option or any combination thereof;

      12. taken together with any investments described in Investment Restriction (10) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

      13. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

      14. make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

      For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 10 and 12.

MONEY MARKET FUND

      As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

      1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

      2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

      3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

      4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      5. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

      6. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

      7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

      8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

      9. sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

      10. invest for the purpose of exercising control or management;

      11. purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction (11), securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein). (The Trust, on behalf of the Fund, has no current intention of investing in the obligations of foreign banks.);

      12. taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

      13. purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1 /2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

      14. write, purchase or sell any put or call option or any combination thereof;

      15. taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

      16. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

      17. make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

      For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 12 and 15.

NEW YORK TAX-FREE MONEY MARKET FUND

      As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

      1. borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities); for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below;

      2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

      3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling a portfolio security for the Fund;

      4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction
(4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      5. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

      6. concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund;

      7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

      8. write, purchase or sell any put or call option or any combination thereof;

      9. invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days); provided, however, that this Investment Restriction shall not apply to (a) any security if the holder thereof is permitted to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such security or by tendering or "putting" such security to a third party, or (b) the investment by the Trust of all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund; and

      10. make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes).

      For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 9.

      For purposes of the investment restrictions described above and the non-fundamental restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable rules of the Securities and Exchange Commission, be considered a separate security and treated as an issue of such government, other entity or bank.

      The Trust on behalf of the New York Tax-Free Money Market Fund does not, as a matter of non-fundamental policy:

      1. sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities;

      2. invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the Securities and Exchange Commission.

TAX-FREE MONEY MARKET FUND

      As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

      1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

      2. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

      3. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1 /3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      4. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

      5. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

      6. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

      7. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

      8. invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

      9. write, purchase or sell any put or call option or any combination thereof;

      10. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund.

      For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 8.

U.S. GOVERNMENT MONEY MARKET FUND

      As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

      1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

      2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

      3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

      4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      5. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

      6. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

      7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

      8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

      9. sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

      10. invest for the purpose of exercising control or management;

      11. purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction
(11), securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein). (The Trust, on behalf of the Fund, has no current intention of investing in the obligations of foreign banks.);

      12. taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

      13. purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

      14. write, purchase or sell any put or call option or any combination thereof;

      15. taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

      16. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

      17. make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

      For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 12 and 15.

U.S. TREASURY MONEY MARKET FUND

      As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

      1. purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities (the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

      2. underwrite securities of other issuers, to the extent that the purchase of municipal obligations, or other permitted investments, directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

      3. invest an amount equal to 10% or more of the value of its net assets in investments which are illiquid (including repurchase agreements and fixed time deposits not subject to withdrawal penalties having maturities of more than seven calendar days);

      4. issue senior securities, borrow money or pledge or mortgage its assets, except the Fund may borrow from banks up to 33 1/3% of the current value of the total assets of the Fund and pledge up to 33 1/3% of its assets to secure such borrowings;

      5. make loans or lend its portfolio securities; and

      6. purchase securities other than direct obligations of the U.S. Treasury or repurchase agreements pertaining thereto (there being no limit on the amount of the assets of the U.S. Treasury Fund which may be invested in the securities of any one issuer of such obligations).

DIVERSIFICATION MEASURES

      Each Fund's diversification tests are measured at the time of initial purchase and calculated as specified in Rule 2a-7 of the 1940 Act, which may allow a Fund to exceed the limits specified in the Prospectus for certain securities subject to guarantees or demand features. A Fund will be deemed to satisfy the maturity requirements described in the Prospectus to the extent that the Fund satisfies Rule 2a-7's maturity requirements. The definition of issuer for purposes of these investment restrictions is the same as that described under "Investment Objective, Policies and Restrictions" in this SAI for the purpose of diversification under the 1940 Act.

      It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

      PERCENTAGE AND RATING RESTRICTIONS

      If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund's Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy, however the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act with respect to the Fund's investments in illiquid securities or any borrowings by the Fund.

                             PERFORMANCE INFORMATION

      From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate a Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission. The yield for the Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for a Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

      Performance information for each Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including iMoneyNet's Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of each Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of a Fund to yields published for other investment companies or other investment vehicles.

      A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of a Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of a Fund for those investors.

      Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from a Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

      The names of the Trustees of the Trust, their addresses, ages/date of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

                                                                                          PORTFOLIOS IN
                             POSITION(S)     TERM OF OFFICE AND         PRINCIPAL         FUND COMPLEX
    NAME, ADDRESS, AND        HELD WITH        LENGTH OF TIME         OCCUPATION(S)        OVERSEEN BY    OTHER TRUSTEE-SHIPS
    AGE/DATE OF BIRTH           FUND               SERVED          DURING PAST 5 YEARS      TRUSTEE*        HELD BY TRUSTEE
    -----------------           ----               ------          -------------------      --------        ---------------
NON-INTERESTED TRUSTEES

RICHARD A. BREALEY             Trustee        Indefinite; March    Emeritus Professor,         38                None
P.O. Box 182845                                2005 to present       London Business
Columbus, OH 43218                                                   School (1968 to
Date of Birth:                                                       present); Deputy
June 9, 1936                                                       Chairman, Balancing
                                                                   and Settlement Code
                                                                     Panel (September
                                                                     2000 to present)

ALAN S. PARSOW                 Trustee       Indefinite; 1987 to    General Partner of         38                None
P.O. Box 182845                                    present          Elkhorn Partners,
Columbus, OH 43218                                                   L.P. (a private
Date of Birth:                                                          investment
January 16, 1950                                                   partnership) (since
                                                                          1989)

LARRY M. ROBBINS               Trustee       Indefinite; 1987 to    Private Investor;          38                None
P.O. Box 182845                                    present           Director, Center
Columbus, OH 43218                                                   for Teaching and
Date of Birth:                                                          Learning,
December 12, 1938                                                     University of
                                                                       Pennsylvania
                                                                       (1999-2006)

MICHAEL SEELY                  Trustee       Indefinite; 1987 to    Private Investor;          38                None
P.O. Box 182845                                    present             Global Multi
Columbus, OH 43218                                                   Manager Partners
Date of Birth:                                                         (1999-2003);
June 7, 1945                                                           President of
                                                                     Investor Access
                                                                       Corporation
                                                                       (1981-2003)

THOMAS F. ROBARDS              Trustee     Indefinite; March 2005   Partner, Robards &         38          Financial Federal
P.O. Box 182845                                  to present              Co. LLC                            Corporation and
Columbus, OH 43218                                                   (2005-Present);                           Overseas
Date of Birth:                                                       Chief Financial                       Shipholding Group
June 10, 1946                                                       Officer, American
                                                                    Museum of Natural
                                                                     History (2003 to
                                                                       2004); Chief
                                                                    Financial Officer,
                                                                    Datek Online Inc.
                                                                      (2000 to 2002)

INTERESTED TRUSTEE

STEPHEN J. BAKER               Trustee       Indefinite; 2004 to     Chief Executive           38                None
P.O. Box 182845                                    present            Officer, HSBC
Columbus, OH 43218                                                  Investments (USA)
Date of Birth:                                                      Inc. and Executive
June 23, 1956                                                        Vice President,
                                                                        HSBC Bank
                                                                    (USA),N.A.(2003 to
                                                                     present); Chief
                                                                    Executive Officer,
                                                                        HSBC Asset
                                                                   Management (Canada)
                                                                     Limited (1998 to
                                                                          2003)
EMERITUS TRUSTEE

FREDERICK C. CHEN             Emeritus      Until March 31, 2009;       Management             38                None
P.O. Box 182845                Trustee      Trustee from 1990 to   Consultant (1988 to
Columbus, OH 43218                               June, 2005              present)
Date of Birth:
April 22, 1927

      * Includes both the fund and the underlying portfolio for certain HSBC Investor Funds that have a master/feeder structure.

      The names of the officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

                                           POSITION(S)       TERM OF OFFICE AND
          NAME, ADDRESS, AND                HELD WITH          LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
          AGE/DATE OF BIRTH                   FUND                 SERVED               DURING PAST 5 YEARS
          -----------------                   ----                 ------               -------------------
RICHARD A. FABIETTI                         President      Indefinite; March 2004   Senior Vice President, Head
  452 Fifth Avenue                                               to present         of Product Management, HSBC
  New York, NY 10018                                                               Investments (USA) Inc. (1998
  Date of Birth:                                                                           to present).
  October 8, 1958

ELBA VASQUEZ                           Vice President      Indefinite; March 2006    Vice President of Product
  452 Fifth Avenue                                         to present                  Administration, HSBC
  New York, NY 10018                                                               Investments (USA) Inc. (2005
  Date of Birth: December 14, 1961                                                  to present); Vice President
                                                                                     of Client Services, BISYS
                                                                                   Fund Services, Inc. (1996 to
                                                                                              2005).

TROY SHEETS*                                Treasurer        Indefinite; 2004 to      Employee of BISYS Fund
  3435 Stelzer Road                                                present            Services, Inc. (2002 to
  Columbus, OH 43219-3035                                                            present); Senior Manager,
  Date of Birth:                                                                      KPMG LLP (1993 to 2002)
  May 29, 1971

RMARC A. SCHUMAN*                            Secretary      Indefinite; March 2005  Senior Counsel of BISYS Fund
  199 Water Street                                               to present           Services, Inc. (2005 to
  New York, NY 10038                                                                present); Senior Corporate
  Date of Birth:                                                                    Counsel of The BISYS Group,
  December 22, 1960                                                                   Inc, (2001 to 2005); Of
                                                                                    Counsel to Morgan, Lewis &
                                                                                   Bockius LLP (law firm) (2000
                                                                                             to 2001).

FREDERICK J. SCHMIDT*                   Chief Compliance     Term expires 2007;      Senior Vice President and
  585 Stewart Avenue                         Officer           2004 to present       Chief Compliance Officer,
  Garden City, NY 11530                                                             CCO Services of BISYS Fund
  Date of Birth                                                                     Services (2004 to present);
  July 10, 1959                                                                      President, FJS Associates
                                                                                       (2002 to 2004); Vice
                                                                                     President Credit Agricole
                                                                                   Asset Management, U.S. (1987
                                                                                             to 2002)

      * Messrs. Sheets, Schmidt and Schuman also are officers of certain other investment companies of which BISYS or an affiliate is the administrator or sub-administrator.

BOARD OF TRUSTEES

      Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

      The Trust has established a Trustee Emeritus Program pursuant to which the Board may offer a retiring Trustee the opportunity to serve in an advisory or similar capacity for a maximum amount of time determined by multiplying the number of years of service as Trustee by 25%. While serving in such capacity, the Trustee Emeritus is encouraged to attend and participate in meetings of the Board of Trustees and designated Committees but shall have no vote on any matters before the Board or Committee. A Trustee Emeritus is compensated for service in accordance with the regular Trustee compensation schedule. Frederick
C. Chen serves as an Emeritus Trustee of the Trust.

      COMMITTEES

      The Trustees of the Trust have established an Audit Committee, a Valuation Committee, and a Nominating and Corporate Governance Committee for the Trust.

      References to Mr. Chen below as a member of various Committees are in his capacity as Emeritus Trustee.

      AUDIT COMMITTEE

      The Audit Committee, which is comprised entirely of Independent Trustees, includes Richard A. Brealey, Thomas F. Robards, Alan S. Parsow, Larry M. Robbins and Michael Seely. The primary purpose of the Audit

Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trusts. The Audit Committee is currently chaired by Mr. Robards. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee held four meetings during the last fiscal year.

      VALUATION COMMITTEE

      The Valuation Committee includes at least one of the Independent Trustees and representatives from HSBC Investments (USA) Inc. and BISYS Fund Services. The Valuation Committee is currently chaired by Mr. Parsow. The purpose of the Valuation Committee is to oversee the implementation of each Fund's valuation procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Funds' Valuation Procedures. The Valuation
Committee held no meetings during the last fiscal year, although its members were periodically consulted in respect to valuation issues

      NOMINATING AND CORPORATE GOVERNANCE COMMITTEE

      The Nominating and Corporate Governance Committee, which is comprised entirely of Independent Trustees, includes Richard A. Brealey, Alan S. Parsow, Larry M. Robbins, Michael Seely and Thomas F. Robards. The Committee is currently chaired by Mr. Seely. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board. The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders. The Nominating and Corporate Governance Committee did not meet during the last fiscal year.

      INVESTMENT PRACTICES COMMITTEE

      The Investment Practices Committee, which is comprised entirely of Independent Trustees, is chaired by Mr. Brealey. The Committee will oversee processes related to portfolio management. The Committee is newly formed and had no meetings during the last fiscal year.

      FUND OWNERSHIP

      Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust (which includes the other funds of the Trust in addition to the Money Market Funds in this SAI) together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2006.

                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                            SECURITIES IN ALL REGISTERED
                                                                                     INVESTMENT
                                              DOLLAR RANGE OF EQUITY      COMPANIES OVERSEEN BY TRUSTEE IN
                                                 SECURITIES IN THE                    FAMILY OF
             NAME OF TRUSTEE                           TRUST                    INVESTMENT COMPANIES
             ---------------                           -----                    --------------------
NON-INTERESTED TRUSTEES

Richard A. Brealey                                     None                             None

Frederick C. Chen                            Advisor Opportunity Fund               Over $100,000
 (Emeritus Trustee)                              $50,001-$100,000;
                                             International Equity Fund
                                                 $50,001-$100,000

Alan S. Parsow                                         None                             None
Larry M Robbins                                        None                             None

Michael Seely                                          None                             None

Thomas Robards                                         None                             None

INTERESTED TRUSTEES

Stephen J. Baker                                       None                             None

      As of February 1, 2007, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund.

TRUSTEE AND OFFICER COMPENSATION

      The Trust, together with the HSBC Investor Portfolios and HSBC Advisor Funds Trust (collectively, the "Trusts"),in the aggregate pay each Trustee who is not an "interested person" of the Trusts (as defined in the 1940 Act) an annual retainer of $35,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Robbins, as Chairman of the Board, receives an annual retainer of $47,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trusts pay each Trustee who is not an "interested person" an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee Member, or $4,000 for Committee Chairs, and also pays each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee shall be compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2006 the following compensation was paid to the Trustees of the Trust.

--------------------------------------------------------------------------------------------------------------------------------
                                                                Non-Interested                                      Interested
                                                                   Trustees                                          Trustee
--------------------------------------------------------------------------------------------------------------------------------
AGGREGATE                                                                                                             Stephen J.
COMPENSATION             Fredrick C.       Alan S.         Larry M.        Michael        Thomas F.      Richard A.     Baker
FROM THE FUNDS           Chen (1)          Parsow          Robbins         Seely           Robards        Brealey
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free
  Money Market Fund      $ 1,596.98      $ 1,693.54      $ 1,643.82      $ 1,726.51      $ 1,292.61      $ 1,241.04
--------------------------------------------------------------------------------------------------------------------------------
Cash Management
  Fund                          n/a             n/a             n/a             n/a             n/a             n/a
--------------------------------------------------------------------------------------------------------------------------------
Money Market
Fund                     $40,664.34      $44,265.99      $49,211.31      $45,031.39      $37,969.66      $36,406.50
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Free
  Money Market Fund      $ 5,572.12      $ 6,073.15      $ 6,718.83      $ 6,181.61      $ 5,194.63      $ 4,982.36
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free
  Money Market Fund      $   354.09      $   383.76      $   452.77      $   391.00      $   348.65      $   334.10
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government
  Money Market Fund      $18,166.37      $19,816.49      $21,685.48.     $20,148.31      $16,808.10      $16,127.50
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
  Money Market Fund      $ 4,432.25      $ 4,795.93      $ 5,069.90      $ 4,880.52      $ 3,938.80      $ 3,779.40
--------------------------------------------------------------------------------------------------------------------------------
PENSION OR
  RETIREMENT
  BENEFITS
  ACCRUED AS
  PART OF FUND
  EXPENSES (2)                 None            None            None            None            None            None
--------------------------------------------------------------------------------------------------------------------------------
ESTIMATED
  ANNUAL
  BENEFITS UPON
  RETIREMENT (2)               None            None            None            None            None            None
--------------------------------------------------------------------------------------------------------------------------------
TOTAL
  COMPENSATION
  FROM FUNDS AND
  FUND COMPLEX (3)
  PAID TO TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
                         $   79,750      $   86,750      $   95,000      $   88,250      $   73,500      $   70,500
--------------------------------------------------------------------------------------------------------------------------------

(1)   Mr. Chen is an Emeritus Trustee.

(2) The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to retirement benefits upon retirement from the Board of Trustees.

(3) For these purposes, the Fund Complex consisted of 38 Funds of HSBC Investor Funds, HSBC Advisor Funds Trust Investor Portfolios and offshore feeder funds, as of October 31, 2006. (This does not include funds that had not commenced operations). Effective as of May 18, 2006, the schedule of Trustee compensation changed. Prior to that date, the Trusts, in the aggregate, paid each Trustee who is not an "interested person" of the Trusts an annual retainer of $24,000 and a fee of $4,000 for each regular meeting of the Board of Trustees, a fee of $2,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Robbins, as Chairman of the Board, received an annual retainer of $29,000 and a fee of $6,000 for each regular meeting attended. Additionally, the Trusts paid each Trustee who is not an "interested person" an annual retainer of $1,000 for each Committee on which such Trustee served as a Committee Member or $2,000 for Committee chairs and paid $2,000 for each Committee meeting attended.

      None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trusts and BISYS, BISYS makes a BISYS employee available to serve as the Trust's Chief Compliance Officer. Under the Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by BISYS and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Agreement also covers arrangements under which BISYS employees serve the Trusts in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Agreement, the Trusts currently pay BISYS $250,800 per annum, plus certain out of pocket expenses. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.

INVESTMENT ADVISER

      HSBC Investments (USA) Inc. is the investment adviser to the Funds pursuant to an investment advisory contract (the "Advisory Contract") with the Trust. For investment advisory services, the Adviser is entitled to a fee from each Fund, which is accrued daily and paid monthly, and which is based on the Fund's daily net assets, at an annual rate of 0.10%.

      For the fiscal years ended October 31, 2006, 2005, and 2004, the aggregate amount of advisory fees paid by the Funds were:

FUND                            2006                 2005                2004
----                            ----                 ----                ----

California Tax-Free          $262,823*             $352,306*          $226,311
Money Market Fund

Cash Management                 n/a                   n/a                 n/a
Fund**

Money Market Fund           $7,221,111*           $5,870,619         $6,863,257

New York Tax-Free             $983,612             $714,072           $732,900
Money Market Fund

Tax-Free Money                $81,887*             $47,876*             $11,082*
Market Fund***

U.S. Government             $3,983,285*           $3,240,250         $3,155,107
Money Market Fund

U.S. Treasury Money          $875,684*             $ 928,808          $812,814
Market Fund

* The advisory fee does not include a deduction for a waiver.
** The Cash Management Fund had not commenced operations as of the date of this SAI.
***The Tax-Free Money Market Fund commenced operations on June 7, 2004.

      The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds' shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of a Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for the financial intermediary receiving such payments.

      The Investment Advisory Contract for each Fund ("Advisory Contract") will continue in effect through December 31, 2007 with respect to each Fund, and continue thereafter provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. Not withstanding the forgoing, the Advisory Contract may be terminated with respect to a Fund without penalty by either party on 60 days' written notice and will terminate automatically in the event of its assignment within the meaning of the 1940 Act.

      The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, National Association ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for a Fund.

      The Advisory Contract for the Funds provides that the Adviser will manage the portfolio of each Fund and will furnish to each of the Funds investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of each Fund.

      The Adviser and the Trust have also  entered into an  Operational  Support
Services Agreement, under which the Adviser provides operational support services in connection with the operation of the Funds. For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets, with the exception of assets attributable to Class I Shares. Operational support services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for each Fund,
(ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Funds' Officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Funds' filings with the Securities and Exchange Commission.

      If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

      The investment advisory services of the Adviser to the Funds are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

      The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser within 120 days of the material change. The Adviser remains responsible for the performance of each fund of the Trust, oversees sub-advisers to ensure compliance with each fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees. None of the Funds covered by this SAI currently use a sub-adviser.

DISTRIBUTION PLANS-CLASS A, CLASS B, CLASS C, AND CLASS D SHARES ONLY

      Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan"), the Class C Shares (the "Class C Plan"), and the Class D Shares (the "Class D Plan") of the Funds. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan or Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares or Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class' expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit the respective class and that class' shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

      For the fiscal years ended October 31, 2006, 2005, and 2004, the Funds paid the following for distribution expenses:

FUND                                        2006           2005          2004
----                                        ----           ----          ----

California Tax-Free Money Market Fund       $0             $0            $0

Cash Management Fund**                      n/a            n/a           n/a

Money Market Fund                           $1,576,159     $1,296,700

New-York Tax-Free Money Market Fund         $896           $3,935*       $2,525*

Tax-Free Money Market Fund***               $0             $0            $0

U.S. Government Money Market Fund           $4             $76           $128*

U.S. Treasury Money Market Fund             $294           $288          $62

* These distribution expenses do not include deductions for waivers.
** The Cash Management Fund has not yet commenced operations as of the date hereof.
*** The Tax-Free Money Market Fund commenced operations on June 7, 2004.

THE DISTRIBUTOR

      BISYS Fund Services Limited Partnership ("BISYS LP"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as distributor to the Funds under a Distribution Contract with the Trust. BISYS LP and its affiliates also serve as administrator or distributor to other investment companies. BISYS Fund Services Ohio, Inc. and BISYS LP are wholly-owned subsidiaries of The BISYS Group, Inc.

      The Distributor may make payments to broker-dealers for their services in distributing Shares of the Funds.

      Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Funds monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Funds and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor's reimbursement from a Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan, will not exceed, on an annual basis, 0.60%, 1.00%, 1.00% and 0.25%, of a Fund's average daily net assets represented by Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, during the period for which payment is being made. Salary expenses of BISYS LP personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred.

      The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

ADMINISTRATOR AND SUB-ADMINISTRATOR

      Pursuant to an Administration Agreement dated as of July 1, 2006, the Adviser serves as the Trust's administrator (the "Administrator"), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. Pursuant to a Sub-Administration Agreement dated as of the same date, the Administrator has retained BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the "Sub-Administrator"). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

      Pursuant to a Sub-Administration Agreement dated as of June 30, 2005 and a Master Services Agreement dated April 1, 2003 and subsequently amended (the "Master Services Agreement"), BISYS provides the Funds with various services, which include sub-administration of the Trust and the Funds. BISYS' services also include certain legal and compliance services, as well as fund accounting and transfer agency services. The Administrator and BISYS provide certain persons satisfactory to the Boards of Trustees to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, BISYS or their affiliates.

      The Administration Agreement was renewed for the one (1) year period ending December 31, 2007, and may be terminated upon not more than 60 days' written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Agreement provide that BISYS shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.

      The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

Up to $8 billion..........................................................0.075%
In excess of $8 billion but not exceeding $9.25 billion...................0.070%
In excess of $9.25 billion but not exceeding $12 billion..................0.050%
In excess of $12 billion..................................................0.030%

      The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor family of funds, but the assets of the underlying portfolios that reflect assets of certain funds in the complex that invest in the portfolios are not double-counted. The total administration fee to be paid to the Administrator and BISYS is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

      For the fiscal years ended October 31, 2006, 2005 and 2004, the aggregate amount of administration fees paid by the Funds were:

FUND                                    2006          2005          2004
--------------------------------------------------------------------------------

California Tax-Free Money Market Fund   $98,454       $131,972*     $84,776

Cash Management Fund**                  n/a           n/a           n/a

Money Market Fund                       $3,391,038*   $2,914,996*   $ 3,744,640*

New-York Tax-Free Money Market Fund     $491,245*     $355,080*     $366,008

Tax-Free Money Market Fund***           $30,667*      $ 17,936*     $ 4,157*

U.S. Government Money Market Fund       $1,496,365*   $1,215,008*   $ 1,182,237

U.S. Treasury Money Market Fund         $336,253*     $360,197*     $ 305,320*

* These administration fees do not include deductions for waivers.
** The Cash Management Fund has not yet commenced operations as of the date hereof.
*** The Tax-Free Money Market Fund commenced operations on June 7, 2004.

TRANSFER AGENT

      Under the Master Services Agreement with BISYS, BISYS acts as transfer agent ("Transfer Agent") for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and act as dividend disbursing agent for the Trust. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

      Pursuant to a Custodian Agreement, with respect to domestic assets, HSBC has acted as the custodian of each Fund's assets. Northern Trust Company will become the custodian of each Fund's assets on or about April 13, 2007 (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

      Pursuant to the Master Services Agreement, BISYS also serves as fund accounting agent to each Fund. For the fiscal year ended October 31, 2006, the aggregate amount of fund accounting fees paid by the Funds was:

FUND                                                                       2006
----                                                                       ----

California Tax-Free Money Market Fund                                    $70,316

Cash Management Fund*                                                        n/a

Money Market Fund                                                        $72,840

New-York Tax-Free Money Market Fund                                      $69,727

Tax-Free Money Market Fund**                                             $72,953

U.S. Government Money Market Fund                                        $71,881

U.S. Treasury Money Market Fund                                          $71,950

*The Cash Management Fund has not yet commenced operations.
** These Fund Accounting fees do not include deductions for waivers.

ADMINISTRATIVE SERVICES PLAN

      The Trust has adopted an Administrative Services Plan with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares which provides that the Trust may obtain the services of Shareholder Servicing Agents that shall, as agents for their customers who purchase the Fund's Class A Shares, Class B Shares, Class C Shares and Class D Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to a particular Class of Shares by a majority vote of the outstanding voting securities of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares without the approval of a majority of shareholders of the particular class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

      The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, and Class D Shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Funds' shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, and Class D Shares, each Shareholder Servicing Agent receives a fee from the Funds for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

      The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

FUND                                                    2006             2005
----                                                    ----             ----
California Tax-Free Money Market Fund                 $  244,269      $  381,452
Cash Management Fund *                                N/A             N/A
Money Market Fund                                     $6,094,655      $3,993,467
New York Tax-Free Money Market Fund                   $1,163,579      $1,070,585
Tax-Free Money Market Fund                            $   53,715      $    8,727
U.S. Government Money Market Fund                     $4,963,189      $4,299,017
U.S. Treasury Money Market Fund                       $1,044,732      $1,027,639

* The Cash Management Fund had not commenced operations as of the date of this SAI


FEDERAL BANKING LAW

      The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this Statement of Additional Information, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

EXPENSES

      Except for the expenses paid by the Adviser and the Distributor, the Funds bear all costs of their operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Funds.

PROXY VOTING

      The  Trust  has  adopted   Proxy  Voting   Policies   that   delegate  the
responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and the Adviser are attached as Appendices C and D.

      Information regarding how the Portfolios voted proxies relating to portfolio securities during the 12-month period ending June 30, 2006 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC's website at http://www.sec.gov.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value ("NAV") of each share of each class of the Funds is determined on each day on which the U.S. bond markets are open for trading (the "Money Market Business Day"). The NAV for the Tax-Free Money Market Funds is determined at 12:00 (noon) Eastern time. The NAV for the U.S. Government Fund and U.S. Treasury Fund is determined at 3:00 p.m. Eastern time. The NAV for the Money Market Fund and Cash Management Fund is determined at 5:00 p.m., Eastern time. Shares of a Fund purchased on the Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on the Money Market Business Day. Orders for a Fund effected on the Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on the Money Market Business Day.

      The Trust uses the amortized cost method to determine the value of each Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

      Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, a Fund's dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less which are determined by the Trust's Board of Trustees to be of high quality with minimal credit risks may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is anticipated that the net asset value of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

                               PURCHASE OF SHARES

      An investor may purchase shares through the Distributor directly or by authorizing his Shareholder Servicing Agent (as defined below) or his securities broker to purchase such shares on his behalf through the Distributor.

      Class A Shares and Class Y Shares of the Funds are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to the public, and to customers of securities brokers that have entered into a dealer agreement with the Distributor ("Securities Btrokers") or a financial institution, including a federal or state-chartered bank, trust company or savings and loan association, that has entered into a Shareholder Servicing Agreement with the Trust or the Distributor (collectively, "Shareholder Servicing Agents"). Class Y Shares are subject to certain minimum investment requirements, as are Class I Shares. Class I Shares are offered primarily for direct investment by institutional investors. In addition, investment companies advised by the Adviser are eligible to invest in Class I Shares. Class D shares are similar to Class A shares, except that Class D shares are offered to clients of the Adviser and its affiliates and are subject to lower operating expenses.

      Class B Shares and Class C Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Funds. Although Class B Shares and Class C Shares of the Funds are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" below. Class C Shares re also available to customers or HSBC sweep programs.

      Purchases of shares of the Funds are effected on the same day the purchase order is received by the Distributor provided such order is received prior to the time designated in the Prospectus at which the NAV is calculated. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

      While there is no sales load on purchases of shares, the Distributor may receive fees from the Funds. See "Management of the Trust" and "The Distributor" above. Other funds which have investment objectives similar to those of the Funds but which do not pay some or all of such fees from their assets may offer a higher yield.

      All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

EXCHANGE PRIVILEGE

      By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Funds may exchange some or all of his Shares for shares of a corresponding class of one or more of the following mutual funds for which HSBC serves as investment adviser as HSBC may determine: the HSBC Investor California Tax-Free Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor Money Market Fund, , HSBC Investor New York Tax-Free Money Market Fund, , HSBC Investor Tax-Free Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, (the "Money Market Funds"), the HSBC Investor Intermediate Duration Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund, HSBC Investor New York Tax-Free Bond Fund, HSBC Investor Growth Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor Value Fund, HSBC Investor High Yield Fixed Income Fund, (the "HSBC Investor Funds"), and the following LifeLine allocation funds: HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund, and HSBC Investor Conservative Income Strategy Fund (the "HSBC LifeLine Funds," and together with the Money Market Funds and Investor Funds, the "Retail Funds"). It is expected that the exchange privilege will be available for corresponding classes of the following HSBC Investor Funds if and when they commence operations: the HSBC Investor Core Fixed Income Fund, HSBC Investor Short Duration Fund, HSBC Investor Global
Emerging Markets Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund, which had not commenced operations at the date of this SAI. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the other HSBC Investor Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential. For purposes of the discussions below, references to the HSBC Investor Funds include the HSBC LifeLine Funds.

      An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor may receive Class D Shares of a Money Market Fund in exchange for such Class A shares. Class D Shares may be exchanged for Class D Shares of other Money Market Funds. Class B Shares and Class C Shares may be exchanged for shares of the same class of one or more of the Money Market Funds or other HSBC Investor Funds at net asset value, and Class I Shares and Class Y Shares may be exchanged for a corresponding class of the Money Market Funds or exchanged for Class I shares of the non-money market HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements. In each case the exchange is conditioned upon being made in states where it is legally authorized. Holders of the Funds' Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Class A Shares for Class A Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless previously paid or otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Funds who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Funds. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

      The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Fund into which the exchange will be made, and consider the differences in investment objectives and policies before making any exchange.

      An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

AUTOMATIC INVESTMENT PLAN

      The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed under "Shareholder Inquiries."

      For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see the address and phone number "Shareholder Inquiries").

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

      Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

      Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds' custodian bank by following the procedures described above.

      For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - CLASS B SHARES

      Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Funds and wish to sell his or her shares, Class B Shares may be subject to a contingent deferred sales charge ("CDSC"). Specifically, Class B Shares of the Funds will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

                                      CDSC as a % of Dollar Amount Subject
         Years since Purchase                       to Charge

                   0-1                                4.00%
                   1-2                                3.00%
                   2-3                                2.00%
                   3-4                                1.00%
              More than 4                              None

      The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

      The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and
(iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE -- CLASS B SHARES

      Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

LEVEL LOAD ALTERNATIVE -- CLASS C SHARES

      Class C Shares of the Money Market Funds are available for purchase by customers of HSBC Bank USA sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchanges Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wishes to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

      Unlike Class B Shares, Class C Shares have no conversion feature.

                              REDEMPTION OF SHARES

      A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share for the Funds) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to the time designated in the Prospectus for the calculation of the NAV of the relevant class. The NAV is determined daily on each day that the U.S. bond markets are open for business. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

      Except as otherwise set forth in the Prospectus, the proceeds of a redemption are normally paid from the Funds in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

      Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

SYSTEMATIC WITHDRAWAL PLAN

      Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

      Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

      Redemption by Wire or Telephone. An investor may redeem Class A Shares or Class D Shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Funds by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

CHECK REDEMPTION SERVICE

      Shareholders may redeem Class A Shares or Class D Shares of the Funds by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

      Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Funds from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

      If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

                                RETIREMENT PLANS

      Class D Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Distributor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Funds through one or more of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS

      The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Distributor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

      Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

      The Funds may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

      The Trust declares all of each Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to each Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Retail Funds, except as required for federal income tax purposes.

      Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Funds at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

      Each Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund's shareholders to the extent necessary to avoid application of the 4%
non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Funds (purchased at their net asset value without a sales charge).

      For this purpose, the net income of the Funds (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Funds, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Funds. Obligations held in a Fund's portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the ,stated value of an obligation held for a Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

      Since the net income of the Funds is declared as a dividend each time the net income of the Funds is determined, the net asset value per share of the Funds is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Funds, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

      It is expected that the Funds will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Funds determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in a Fund's portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. Thus, the net asset value per share is expected to be maintained at a constant $1.00.

              DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

      The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has 28 series of shares (including funds that have not commenced operations), each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, shares of the Money Market Fund, Cash Management Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund are divided into six separate classes. Shares of the New York Tax-Free Money Market Fund and

California Tax-Free Money Market Fund are divided into five separate classes.

      Each share of each class of the Funds represents an equal proportionate interest in a Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

      Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Funds and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

      Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and
(c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

      The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

      Shareholders of the Funds have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Funds, shareholders of the Funds would be entitled to share pro rata in the net assets of the Funds available for distribution to shareholders.

      The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

      As of February 1, 2007, the following persons owned of record or beneficially 5% or more of a Fund or class of shares:

                                                                                            PERCENT OF THE
                                                                                             CLASS TOTAL
                                                                                            ASSETS HELD BY
FUND/CLASS                                                                NO. OF SHARES     THE SHAREHOLDER
----------                                                                -------------     ---------------
HSBC INVESTOR CA TAX-FREE MMKT-CLASS D                                    83,021,776.42           89.26%
HSBC BANK USA
452 5TH AVE
NEW YORK NY 10018

HSBC BROKERAGE USA INC                                                     7,215,413.96            7.76%
452 FIFTH AVE
NEW YORK NY 10018

HSBC INVESTOR CA TAX-FREE MMKT-CLASS Y                                    17,671,966.91           67.25%
HSBC BROKERAGE(USA) INC.
452 FIFTH AVE
2ND FLOOR
NEW YORK NY 10018

SEI PRIVATE TRUST COMPANY                                                   7,708,492.3           29.34%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR MONEY MARKET - CLASS I                                     894,316,426.64           52.18%
SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

SHIRE LLC                                                                136,918,491.14            7.99%
HAMPSHIRE INTERNATIONAL PARK
CHINEHAM
BASINGSTOKE, HAMPSHIRE RG248EP

PRICEWATERHOUSECOOPERS LLP                                               117,261,061.75            6.84%
PWC 3109 W MLK BLVD
TAMPA, FL 33607

HSBC INVESTOR MONEY MARKET - CLASS Y                                      527,509,394.1           83.63%
HSBC BANK USA PRIVATE BANKING
PO BOX 150
NEW YORK NY 10268-0150

SEI PRIVATE TRUST COMPANY                                                  87,515,302.2           13.87%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR MONEY MARKET - INVESTOR                                    208,534,164.27           51.53%
HSBC BANK USA
452 5TH AVE
NEW YORK NY 10018

                                                                                            PERCENT OF THE
                                                                                             CLASS TOTAL
                                                                                            ASSETS HELD BY
FUND/CLASS                                                                NO. OF SHARES     THE SHAREHOLDER
----------                                                                -------------     ---------------
HSBC BROKERAGE  (USA) INC.                                                77,223,901.25           19.08%
452 FIFTH AVE
2ND FLOOR
NEW YORK NY 10018

SEI PRIVATE TRUST COMPANY                                                110,608,392.23           27.33%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR MONEY MARKET FUND-CLASS B                                      107,220.17          100.00%

HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018

HSBC INVESTOR MONEY MARKET FUND-CLASS C                                  268,469,872.87           99.93%
HSBC BANK USA
452 5TH AVE
NEW YORK NY 10018

HSBC INVESTOR MONEY MARKET FUND-CLASS D                                1,660,761,712.57           56.14%
HSBC BANK USA
PO BOX 150
NEW YORK NY 10268-0150

HSBC BROKERAGE (USA) INC.                                                  355261918.74           12.01%
452 FIFTH AVE
2ND FLOOR
NEW YORK NY 10018

VANGUARD FIDUCIARY TRUST COMPANY                                         237,150,983.74            8.02%
HSBC INVESTOR FUNDS
400 DEVON PARK DRIVE
WAYNE PA 19087

SEI PRIVATE TRUST COMPANY                                                626,392,550.22           21.17%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR NY TAX FREE MMKT-CLASS A                                    71,273,527.77           59.65%
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
2ND FLOOR
NEW YORK NY 10018

HSBC BANK USA                                                              35,275,972.6           29.52%
452 5TH AVE
NEW YORK NY 10018

                                                                                            PERCENT OF THE
                                                                                             CLASS TOTAL
                                                                                            ASSETS HELD BY
FUND/CLASS                                                                NO. OF SHARES     THE SHAREHOLDER
----------                                                                -------------     ---------------
SEI PRIVATE TRUST COMPANY                                                  12,861,819.7           10.76%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR NY TAX FREE MMKT-CLASS B                                        33,662.22             100%
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018

HSBC INVESTOR NY TAX FREE MMKT-CLASS D                                    227,166,100.5           68.49%
HSBC BANK USA
452 5TH AVE
NEW YORK NY 10018

HSBC BROKERAGE USA INC                                                    58,521,577.98           17.64%
452 FIFTH AVE
NEW YORK NY 10018

SEI PRIVATE TRUST COMPANY                                                 23,774,162.64            7.17%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

FTCI AS AGENT NON-REV                                                        22,067,000            6.65%
600 FIFTH AVENUE
NEW YORK NY 10020

HSBC INVESTOR NY TAX FREE MMKT-CLASS Y                                   184,279,608.04           68.27%
HSBC BANK USA PRIVATE BANKING
PO BOX 150
NEW YORK NY 10268-0150

SEI PRIVATE TRUST COMPANY                                                 73,601,746.88           27.27%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR TAX-FREE MMKT FUND CLASS D                                     22,777,000           50.76%
FTCI AS AGENT REV
600 FIFTH AVENUE
NEW YORK NY 10020

HSBC BANK USA                                                               8,070,037.2           17.99%
452 5TH AVE
NEW YORK NY 10018

                                                                                            PERCENT OF THE
                                                                                             CLASS TOTAL
                                                                                            ASSETS HELD BY
FUND/CLASS                                                                NO. OF SHARES     THE SHAREHOLDER
----------                                                                -------------     ---------------
SEI PRIVATE TRUST COMPANY                                                 12,754,696.93           28.43%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR TAX-FREE MMKT FUND CLASS I                                           0.01             100%
SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR TAX-FREE MMKT FUND CLASS Y                                  68,016,865.81
SEI PRIVATE TRUST COMPANY                                                                         98.92%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC INVESTOR US GOVT MONEY MKT-CLASS A                                1,440,247,114.25           97.14%
HSBC BANK USA
452 5TH AVE
NEW YORK NY 10018

HSBC INVESTOR US GOVT MONEY MKT-CLASS B                                          606.52            100.%

HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018

HSBC INVESTOR US GOVT MONEY MKT-CLASS D                                    608121713.28           87.79%
HSBC BANK USA
452 5TH AVE
NEW YORK NY 10018

FTCI AGENT NON-REV                                                           43,226,000            6.24%
600 FIFTH AVENUE
NEW YORK NY 10020

HSBC INVESTOR US GOVT MONEY MKT-CLASS I                                   11,009,277.65           57.70%
WESTERN DIGITAL TECHNOLOGIES INC.
25011 LAKE FOREST DRIVE
LAKE FOREST, CA 92630

URS CORPORATION                                                            8,070,189.45           42.30%
600 MONTGOMERY ST 25TH FLOOR
SAN FRANSICO, CA 92630

HSBC INVESTOR US GOVT MONEY MKT-CLASS Y                                     528220335.5           97.02%
HSBC BANK USA
452 5TH AVE
NEW YORK NY 10018

                                                                                            PERCENT OF THE
                                                                                             CLASS TOTAL
                                                                                            ASSETS HELD BY
FUND/CLASS                                                                NO. OF SHARES     THE SHAREHOLDER
----------                                                                -------------     ---------------
HSBC INVESTOR US TREAS MMKT FUND-CLASS A                                  69,918,946.74           89.51%
HSBC BANK USA
452 5TH AVE
NEW YORK NY 10018

HSBC BROKERAGE(USA) INC.                                                   8,196,137.47           10.49%
452 FIFTH AVE
2ND FLOOR
NEW YORK NY 10018

HSBC INVESTOR US TREAS MMKT FUND-CLASS B                                      40,262.09             100%
HSBC SECURITIES (USA) INC.
452 FIFTH AVE
NEW YORK NY 10018

HSBC INVESTOR US TREAS MMKT FUND-CLASS C                                          10.00             100%
BISYS FUND SERVICES OHIO INC
3435 STELZER RD
COLUMBUS OH 43219

HSBC INVESTOR US TREAS MMKT FUND-CLASS D                                    250,970,413           73.26%
SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC BANK USA                                                               69316757.89           20.23%
452 5TH AVE
NEW YORK NY 10018

HSBC INVESTOR US TREAS MMKT FUND-CLASS I                                   6,613,134.59          100.00%
MID STATE MANAGEMENT CORP.
97-77 QUEENS BOULEVARD
REGO PARK NY 11374

HSBC INVESTOR US TREAS MMKT FUND-CLASS Y                                  43,623,970.51           86.78%
SEI PRIVATE TRUST COMPANY
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMINISTRATOR
OAKS PA 19456

HSBC BROKERAGE USA INC                                                     6,038,605.24           12.01%
452 FIFTH AVE
NEW YORK NY 10018

                                    TAXATION

FEDERAL INCOME TAX

      The following is a summary of certain U.S. federal income tax issues concerning the Funds and their shareholders. The Funds may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

      The Funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships.

      As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Funds intend to distribute all or substantially all of such income.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

      A distribution will be treated as paid during the calendar year if it is declared by a Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

DISTRIBUTIONS IN GENERAL

      Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

      If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits.

      The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Funds, whether received in cash or reinvested in Funds, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

      Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividend income is 15%. These rates do not apply to corporate taxpayers. The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate, although it does not expect to distribute a material amount of qualifying dividends. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Funds, investing in debt instruments will not generally qualify for the lower rates.

TAX-EXEMPT INCOME

      The Tax-Free Money Market Funds intend to invest a sufficient amount of their assets in municipal securities to qualify to distribute "exempt-interest dividends" (as defined in the Code) to shareholders. Such dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets consists of securities the interest on which is exempt from the regular federal income tax under Code section 103. Exempt-interest dividends distributed to shareholders are not included in shareholders' gross income for regular federal income tax purposes. A Fund will determine periodically which distributions will be designated as exempt-interest dividends. If a Fund earns income which is not eligible to be so designated, the Fund intends to distribute such income. Such distributions will be subject to federal, state and local taxes, as applicable, in the hands of shareholders.

      Interest on certain types of private activity bonds is not exempt from federal income tax when received by "substantial users" (as defined in the Code). A "substantial user" generally includes any "nonexempt person" who regularly uses in trade or business part of a facility financed from the proceeds of private activity bonds. A Fund may invest periodically in private activity bonds and, therefore, may not be an appropriate investment for entities that are substantial users of facilities financed by private activity bonds or "related persons' of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family owns indirectly in aggregate more than 50% of the equity value of the substantial user.

      Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. Although each Fund's Adviser attempts to determine that any security it contemplates purchasing on behalf of the Fund is issued with an opinion indicating that interest payments will be exempt from federal and (as applicable) state tax, neither the Adviser nor the Fund's counsel makes any review of proceedings relating to the issuance of municipal securities or the bases of such opinions.

SALE EXCHANGE OR REDEMPTION OF SHARES

      Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of each Fund's policy to attempt to maintain a $1.00 per share net asset value. Any such gain or loss would be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. For individuals, long-term capital gain will generally be subject to a maximum tax rate of 15% if the shareholder's holding period for the shares is more than 12 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT

      If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

      Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

BACKUP WITHHOLDING

      The Trust will be required to report to the Internal Revenue Service (the "IRS") all distributions by the Funds except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

FOREIGN SHAREHOLDERS

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Fund elects to follow certain procedures. Each Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

                                OTHER INFORMATION

CAPITALIZATION

      The  Trust  is  a  Massachusetts   business  trust   established  under  a
Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was "Fund Trust." Prior to April 12, 2001, the name of the Trust was Republic Funds.

      The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Funds' shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Funds, each shareholder is entitled to receive his pro rata share of the net assets of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2007. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

COUNSEL

      Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Funds offered by the Trust, and also acts as counsel to the Trust.

CODE OF ETHICS

      The Trust, the Adviser, and BISYS each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to shares of the Funds, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC's website at http://www.sec.gov.

      Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

      The Funds' current audited financial statements dated October 31, 2006 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2006 as filed with the Securities and Exchange Commission. Copies of the report will be provided without charge to each person receiving this Statement of Additional Information.

SHAREHOLDER INQUIRIES

      All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

           GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

                                   APPENDIX A

                      DESCRIPTION OF MUNICIPAL OBLIGATIONS

      Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

      The two principal classifications of Municipal Obligation bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

      Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

      (1) Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

      (2) Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

      (3) Tax And Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

      (4) Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

      Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

      The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody's Investors Service, Standard & Poor's Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

                                   APPENDIX B

                         DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA An obligation rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A An obligation rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB An obligation rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB An obligation rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus(+) or        The ratings  from `AA' to `BB' may be modified by the addition of a plus or minus sign Minus (-) to show elative standing within the major rating categories.

Corporate and Municipal Notes

SP-1           Strong   capacity  to  pay  principal  and  interest.   An  issue
               determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3           Speculative capacity to pay principal and interest.

Note: A S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-l'.

A-3 Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of-changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., `AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., `SP-1+/A-1+').

MOODY'S INVESTORS SERVICE

US. Municipal Bonds

Aaa            Issuers   or  issues   rated  Aaa   demonstrate   the   strongest
               creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa             Issuers   or   issues   rated   Aa   demonstrate    very   strong
               creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba             Issuers   or   issues   rated   Ba   demonstrate    below-average
               creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/ This designation denotes superior credit quality. Excellent protection is VMIG 1 afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/ This designation denotes strong credit quality. Margins of protection are VMIG 2 ample, although not as large as in the preceding group.

MIG 3/ This designation denotes acceptable credit quality. Liquidity and VMIG 3 cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer's specific structural or credit features.

Commercial Paper

Prime-1 Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               1. Leading market positions in well established industries.

               2. High rates of return on funds employed.

               3. Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.

               4. Broad margins in earnings  coverage of fixed financial charges and high internal cash generation.

               5. Well  established  access to a range of financial  markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes US. Public Finance securities)

AAA Highest credit quality. `AAA' denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. Single `A' rating denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus(+) or     Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs,

Minus(-)       however, are not added to the `AAA' category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2 Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or F-1" ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus(+) The plus sign may be appended to a `F-1' category to denote relative status within the category.

Variable Rate Demand Obligations

      Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as `AAA/F 1+'. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

                                   APPENDIX C

HSBC INVESTOR FUNDS PROXY VOTING POLICY

      The Trust delegates the authority to vote proxies related to portfolio securities of each series (the "Funds") of the Trust to HSBC Asset Management (Americas) Inc. ("HSBC"), which in turn delegates proxy voting authority for some Funds of the Trust to a Sub-Adviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the "Board") adopt the proxy voting policies and procedures of HSBC and the Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

      The Board will provide the Trust's consent to vote in matters where HSBC or a Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

                                   APPENDIX D

                           HSBC Investments (USA) Inc.
                      Halbis Capital Management (USA) Inc.

                       PROXY VOTING POLICY AND PROCEDURES

      The purpose of this proxy voting policy is to reasonably insure that HSBC Investments (USA) Inc. and Halbis Capital Management (USA) Inc., (HSBCUSA), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager's investment advisory clients is the primary consideration in determining how proxies should be voted.

      As long  as  there  is no  provision  to the  contrary  in the  Investment
Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBCUSA to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBCUSA by each Investment Company's Board of Directors.

PROXY VOTING POLICY

      It is the policy of HSBCUSA to vote client proxies for the exclusive benefit of its clients' accounts. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

      HSBCUSA generally will not favor proposals that are designed to make it difficult for a company to be acquired or that have a tendency to entrench current management at the expense of securities holders. Therefore, HSBCUSA will generally vote against proposals concerning instituting "poison pills", classified boards of directors, unequal voting rights, elimination of shareholder action by written consent and granting stock options at less than fair market value.

      In this regard, HSBCUSA has engaged a third party proxy voting service provider ("Proxy Service Provider") to conduct analysis of proposals, and to provide guidance on voting ballots. The Proxy Service Provider provides its analysis in the form of written reports, which are circulated to HSBCUSA' investment staff for their review. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

      Certain portfolios ("Fund of Funds") primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles ("Sub-Funds") which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

ADMINISTRATION

      The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBCUSA will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

CONFLICTS OF INTEREST

      HSBCUSA generally will vote proxies in accordance with the Proxy Service Provider's predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service Provider's predetermined recommendations, HSBCUSA' senior management will review, and if deemed necessary, an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

CLIENT ACCESS TO PROXY VOTING RECORDS

      A record of how proxies have been voted for a client's account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Investments (USA) Inc., 452 Fifth Avenue - 18th Floor, New York, NY 1008, ATTN: Chief Compliance Officer.

                                     PART C
                                Other Information

ITEM 23. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (5)

(a)(3) Establishment and designation of series for HSBC Investor Money Market Fund. (10)

(a)(4)  Establishment  and designation of series for HSBC Investor Mid-Cap Fund.
(10)

(a)(5) Establishment and designation of series for HSBC Investor Intermediate Duration Fund (f/k/a HSBC Limited Maturity Fund), and HSBC Investor California Tax-Free Money Market Fund. (11)

(a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund and HSBC Investor Growth and Income Fund. (11)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (15)

(a)(8) Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund. (16)

(a)(9) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (20)

(a)(10) Establishment and designation of series for HSBC Investor High Yield Fixed Income Fund (f/k/a HSBC Investor High Income Fund). (23)

(a)(11) Amendment to Amended and Restated Declaration of Trust, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (28)

(a)(12) Establishment and designation of series for HSBC Investor Short Duration Fixed Income Fund and HSBC Investor Core Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (25)

(a)(13) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (29)

(b) By-Laws. (1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

(d)(1) Amended and Restated Master Investment Advisory Contract dated December 10, 2001 between HSBC Investor Portfolios and HSBC Investments (USA) Inc. (26).

(d)(1)(i) Investment Advisory Contract Supplements regarding HSBC Investor Core Fixed Income Portfolio and HSBC Investor Short Duration Portfolio. (25)

(d)(1)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Intermediate Duration Fixed Income Portfolio (formerly HSBC Investor Limited Maturity Portfolio), HSBC Investor Core Plus Fixed Income Portfolio (formerly HSBC Investor Fixed Income Portfolio), HSBC Investor International Equity Portfolio and HSBC Investor Opportunity Portfolio (f/k/a Small Cap Equity Portfolio). (26)

(d)(1)(iii) Investment Advisory Contract Supplement regarding HSBC Investor High Yield Fixed Income Portfolio (formerly HSBC Investor High Income Portfolio).
(28)

(d)(1)(iv) Investment Advisory Contract Supplements regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio. (15)

(d)(2) Amended and Restated Master Investment Advisory Contract dated March 1, 2001 between HSBC Investor Funds and HSBC Investments (USA) Inc. (13)

(d)(2)(i) Investment Advisory Contract Supplements regarding HSBC Investor Growth and Income Fund and HSBC Investor U.S. Treasury Money Market Fund. (11)

(d)(2)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Money Market Fund, HSBC Investor U.S. Government Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor New York Tax-Free Bond Fund. (13)

(d)(2)(iii) Investment Advisory Contract Supplement regarding HSBC Investor Cash Management Fund. (15)

(d)(2)(iv) Investment Advisory Contract Supplement regarding HSBC Investor Tax-Free Money Market Fund. (16)

(d)(2)(v) Investment Advisory Contract Supplement regarding HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (20)

(d)(2)(vi) Investment Advisory Contract Supplement regarding HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund (collectively, the "Global Fixed Income Funds"). (filed herewith)

(d)(3) Subadvisory Agreement between Westfield Capital Management, LLC, Inc. and HSBC Investments (USA) Inc. regarding HSBC Investor Small Cap Equity Portfolio.
(14)

(d)(4) Subadvisory Agreement between NWQ Investment Management Co., LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Value Portfolio. (25)

(d)(5)  Subadvisory  Agreement  between  Waddell  & Reed  Investment  Management
Company  and  HSBC  Investments  (USA)  Inc.   regarding  HSBC  Investor  Growth
Portfolio. (21)

(d)(6) Subadvisory Agreement between AllianceBernstein Investment Research and Management and HSBC Investments (USA) Inc. regarding HSBC Investor International Equity Portfolio. (22)

(d)(7) Subadvisory Agreement between Transamerica Investment Management, LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Growth and Income Fund. (25)

(d)(8)  Subadvisory   Agreement  between  Munder  Capital  Management  and  HSBC
Investments (USA) Inc. regarding HSBC Investor Mid-Cap Fund. (filed herewith)

(d)(9) Fee Waiver Agreement between HSBC Investments (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor Growth and Income Fund and HSBC Investor Mid-Cap Fund. (filed herewith)

(d)(10) Subadvisory  Agreement between HSBC Investments (USA) and Halbis Capital
Management  (USA)  Inc.  regarding  the  HSBC  Investor   Intermediate  Duration
Portfolio, HSBC Investor Core Plus Fixed Income Portfolio,

HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Short Duration Portfolio and HSBC Investor Core Fixed Income Portfolio (collectively, the "Fixed Income Portfolios"). (filed herewith)

(d)(11) Subadvisory Agreement between HSBC Investments (USA) and Halbis Capital Management (USA) Inc. regarding HSBC Investor New York Tax-Free Bond Fund. (filed herewith)

(d)(12) Subadvisory Agreement between HSBC Investments (USA) and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund (collectively, the "Global Fixed Income Funds"). (filed herewith)

(e)(1) Form of Selling Agreement. (21)

(e)(2) Form of Dealer Agreement. (21)

(e)(3) Distribution Agreement dated December 12, 2005 between HSBC Investor Funds and BISYS Fund Services Limited Partnership. (25)

(f) Not applicable.

(g)(1) Custodian Agreement between HSBC Investor Funds and HSBC Bank USA, N.A. (formerly Republic National Bank of New York). (8)

(g)(2) Custodian Agreement between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Portfolio Funds. (filed herewith)

(g)(3) Custodian Agreement between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (filed herewith)

(h)(1) Service Agreement. (1)

(h)(2) Amended and Restated Operational Support Services Agreement dated June 16, 2003 between HSBC Investments (USA) Inc. and HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, and HSBC Investor Cash Management Fund. (28)

(h)(3) First Amended and Restated Master Services Agreement dated July 1, 2005 among BISYS Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust. (28)

(h)(3)(i) Amendment to the First Amended and Restated Master Services Agreement dated December 12, 2005. (27)

(h)(4) Omnibus Fee Agreement dated April 1, 2003 among BISYS Fund Services Ohio Inc., BISYS Fund Services (Cayman) Limited, HSBC Investor Funds, HBC Investor Portfolios and HSBC Advisor Funds Trust. (21)

(h)(4)(i) Amendment dated July 1, 2005 to the Omnibus Fee Agreement dated April 1, 2003. (25)


(h)(5)(i)  Expense  Limitation  Agreement (to be filed by amendment).


(h)(6) Administration Services Agreement dated July 1, 2005 between HSBC Investments (USA) Inc. and HSBC Investor Funds. (25)

(h)(7) Sub-Administration Services Agreement between BISYS Fund Services Ohio, Inc. and HSBC Investments (USA) Inc. dated July 1, 2005. (25)

(h)(7)(i) Amendment to Sub-Administration Services Agreement dated December 12, 2005. (28)

(h)(8) Compliance Services Agreement dated June 22, 2004 among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and BISYS Fund Services Ohio, Inc. (25)

(h)(8)(i) Amendment to the Compliance Services Agreement dated December 12, 2005. (25)

(h)(9) Form N-Q Services Agreement dated July 1, 2005 among BISYS Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust and HSBC Investments (USA) Inc. (28)

(i) Opinion and Consent of counsel with respect to the HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (filed herewith)

(j) (2) Consent of KPMG. (filed herewith)

(j) (3) Power of Attorney dated May 19, 2006. (29)

(l) Not applicable.

(m)(1) Master Distribution Plan relating to Class A Shares dated December 12, 2005. (25)

(m)(2) Master Distribution Plan relating to Class B Shares dated December 12, 2005. (25)

(m)(3) Master Distribution Plan relating to Class C Shares dated December 12, 2005. (25)

(n)(1) Amended and Restated Multiple Class Plan. (25)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. (22)

(p)(2) Reserved.

(p)(3) Amended Code of Ethics for Waddell & Reed Investment  Management Company.
(28)

(p)(4) Amended Code of Ethics for NWQ Investment Research and Management Company, LLC. (28)

(p)(5) Amended Code of Ethics for AllianceBernstein Investment Research and Management (28)

(p)(6) Amended Code of Ethics for BISYS Fund Services Ohio, Inc. and BISYS Fund Services Limited Partnership. (28)

(p)(7) Amended Code of Ethics for Westfield Capital Management, LLC. (28)

(p)(8) Amended Code of Ethics for Munder Capital Management. (28)

(p)(9) Amended Code of Ethics for Transamerica Investment Management, LLC. (28)


(p)(10) Code of Ethics for HSBC Investments (USA) Inc. and Halbis Capital Management (USA) Inc. (filed herewith)


Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

(3) Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

(4) Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

(5) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(6) Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

(7) Incorporated herein by reference from post-effective amendment No. 42 to the Registration Statement as filed with the SEC on January 31, 1997.

(8) Incorporated herein by reference from post-effective amendment No. 63 to the Registration Statement filed with the SEC on March 2, 1999.

(9) Incorporated herein by reference from post-effective amendment No. 67 to the Registration Statement as filed with the SEC on February 29, 2000.

(10) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(11) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(12) Incorporated herein by reference from post-effective amendment No. 75 to the Registration Statement as filed with the SEC on February 28, 2001.

(13) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(14) Incorporated herein by reference from post-effective amendment No. 81 to the Registration Statement filed with the SEC on February 28, 2003.

(15) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(16) Incorporated herein by reference from post-effective amendment No. 85 to the Registration Statement as filed with the SEC on December 15, 2003.

(17) Incorporated herein by reference from post-effective amendment No. 86 to the Registration Statement as filed with the SEC on December 15, 2003.

(18) Incorporated herein by reference from post-effective amendment No. 87 to the Registration Statement as filed with the SEC on March 1, 2004.

(19) Incorporated herein by reference from post-effective amendment No. 88 to the Registration Statement as filed with the SEC on September 3, 2004.

(20) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(21) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(22) Incorporated herein by reference from post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(23) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(24) Incorporated herein by reference from post-effective amendment No. 93 to the Registration Statement as filed with the SEC on August 29, 2005.

(25) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(26) Incorporated herein by reference from amendment No. 7 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios.

(27) Incorporated herein by reference from post effective amendment No. 17 to the Registration Statement as filed with the SEC on December 14, 2005 of the HSBC Advisor Funds Trust.

(28) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(29) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Investments (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser ("Adviser") and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC ("NWQ"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Waddell & Reed Investment Management Company ("Waddell & Reed"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Waddell & Reed in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40372) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management, LLC ("Westfield") together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of AllianceBernstein Investment Research and Management ("AllianceBernstein"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AllianceBernstein in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-57937) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information  as  to  the  directors  and  officers  of  Transamerica  Investment
Management, LLC ("Transamerica"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Transamerica in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-57089) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Munder Capital Management ("Munder"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Munder in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-48394) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (USA) Inc. ("Halbis"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No.801-64301) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS.

ITEM 27(a) BISYS Fund Services Limited Partnership ("BISYS" or the
           "Distributor") acts as principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust
American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
Capital One Funds
Giant 5 Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
The Blue Fund Group
Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

ITEM 27(b) INFORMATION ABOUT DIRECTORS AND OFFICERS OF BISYS LP IS AS FOLLOWS:

NAME                      ADDRESS                                           POSITION WITH UNDERWRITER
----                      -------------------------------------             -------------------------
Brian K. Bey              3435 Stelzer Rd., Columbus, OH  43219             President and Director
Elliott Dobin             100 Summer St., Boston, MA  02110                 Secretary
Andrew H. Byer            3435 Stelzer Rd., Columbus, OH  43219             Chief Compliance Officer
Wayne A. Rose             100 Summer St., Boston, MA  43219                 Assistant Chief Compliance Officer
James E. (Ed) Pike        3435 Stelzer Rd., Columbus, OH  43219             Financial and Operations Principal

ITEM 27(c) NOT APPLICABLE.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Investments
(USA) Inc., 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; AllianceBernstein Investment Research and Management, 1345 Avenue of the Americas, New York, New York 10105; Westfield Capital Management LLC, 21 Fellow Street, Boston, MA 02119; Waddell & Reed Investment Management Company, 6300 Lamar Ave, Overland Park, KS 66202; NWQ Investment Management Company, LLC, 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, Transamerica Investment Management, LLC, 1150
S. Olive Street, Suite 2700, Los Angeles, California 90015, Munder Capital Management, Munder Capital

Center, 480 Pierce Street, Birmingham, Michigan 48009-6063 and Halbis Capital Management (USA) Inc, 452 Fifth Avenue, New York, New York 10018.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 333-07647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 28th day of February, 2007.

HSBC INVESTOR FUNDS


By: /s/ Richard A. Fabietti
    -----------------------
    Richard A. Fabietti
    President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 28th day of February, 2007.


/s/ Richard A. Fabietti                       /s/ Troy Sheets
------------------------------------          ----------------------------------
Richard A. Fabietti                           Troy Sheets
President                                     Treasurer

                                    *                                          *
-------------------------------------         ----------------------------------
Alan S. Parsow                                Larry M. Robbins
Trustee                                       Trustee

                                    *                                          *
-------------------------------------         ----------------------------------
Michael Seely                                 Richard A. Brealey
Trustee                                       Trustee

                                    *                                          *
-------------------------------------         ----------------------------------
Stephen J. Baker                              Thomas F. Robards
Trustee                                       Trustee


/s/ David J. Harris
-------------------------------------
*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as Exhibit (j)(1) to the Registrant's Post-Effective Amendment No. 96 filed on May 30, 2006 (SEC Accession Number 0000950117-06-002455).

      HSBC Investor Portfolios (the "Portfolio Trust") has duly caused this amendment to the Registration Statement on Form N-1A of HSBC Investor Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized as of the 28th day of February, 2007.

HSBC INVESTOR PORTFOLIOS


/s/ Richard A. Fabietti
------------------------------
Richard A. Fabietti
President

                                  EXHIBIT LIST

(d)(2)(vi) Investment Advisory Contract Supplement regarding HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund (collectively, the "Global Fixed Income Funds").

(d)(8) Subadvisory Agreement between Munder Capital Management, LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Mid-Cap Fund.

(d)(9) Fee Waiver Agreement dated February 28, 2007 between HSBC Investments (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor Growth and Income Fund and HSBC Investor Mid-Cap Fund.

(d)(10) Subadvisory Agreement between HSBC Investments (USA) and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Intermediate Duration Portfolio, HSBC Investor Core Plus Fixed Income Portfolio, HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Short Duration Portfolio and HSBC Investor Core Fixed Income Portfolio (the "Portfolios").

(d)(11) Subadvisory Agreement between HSBC Investments (USA) and Halbis Capital Management (USA) Inc. regarding HSBC Investor New York Tax-Free Bond Fund.

(d)(12) Subadvisory Agreement between HSBC Investments (USA) and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund (the "Funds").

(g)(2)          Custodian  Agreement  between  HSBC  Investor  Portfolios,   and
                Northern Trust Company on behalf of the HSBC Investor Portfolio Funds.

(g)(3)          Custodian   Agreement  between  HSBC  Advisor  Funds  Trust  and
                Northern Trust Company on behalf of the various series of HSBC Investor Funds.



(i) Opinion and Consent of counsel with respect to the HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund.

(j)(2)          Consent of KPMG.


(p)(10) Code of Ethics for HSBC Investments (USA) Inc. and Halbis Capital Management (USA) Inc.